UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number File No. 811-09301

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206
(Address of principal executive offices) (Zip code)

Stewart P. Greene, Esq.
c/o TIAA-CREF
730 Third Avenue
New York, New York 10017-3206
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-490-9000

Date of fiscal year end: September 30

Date of reporting period: June 30, 2008

Item 1. Schedule of Investments.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth Equity Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
GROWTH EQUITY FUND
STATEMENT OF INVESTMENTS (unaudited)
June 30, 2008

SHARES		COMPANY	VALUE

COMMON STOCKS - 95.73%

AMUSEMENT AND RECREATION SERVICES - 1.94%
11,400		Nintendo Co Ltd	$6,464,633
		TOTAL AMUSEMENT AND RECREATION SERVICES	6,464,633

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.38%
61,132		Lowe's Cos, Inc	1,268,489
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	1,268,489

BUSINESS SERVICES - 12.29%
95,213	*	Adobe Systems, Inc	3,750,440
135,139	*	eBay, Inc	3,693,349
835,007		Experian Group Ltd	6,175,678
17,908	*	Google, Inc (Class A)	9,427,129
144,645	*	Intuit, Inc	3,987,863
13,807	e	Mastercard, Inc (Class A)	3,666,035
33,588		Omnicom Group, Inc	1,507,429
188,640	*	Oracle Corp	3,961,440
10,658	e*	Sohu.com, Inc	750,750
15,960		Visa, Inc (Class A)	1,297,708
133,968	*	Yahoo!, Inc	2,767,779
		TOTAL BUSINESS SERVICES	40,985,600

CHEMICALS AND ALLIED PRODUCTS - 18.79%
98,059		Abbott Laboratories	5,194,185
32,588		Air Products & Chemicals, Inc	3,221,650
222,936		Avon Products, Inc	8,030,155
21,271		Celanese Corp (Series A)	971,234
81,233		Colgate-Palmolive Co	5,613,200
61,297	*	Genentech, Inc	4,652,442
182,107	*	Gilead Sciences, Inc	9,642,566
129,693		Merck & Co, Inc	4,888,129
77,521		Monsanto Co	9,801,755
54,252	e	Mylan Laboratories, Inc	654,822
35,831		Praxair, Inc	3,376,713
144,030		Teva Pharmaceutical Industries Ltd (ADR)	6,596,574
		TOTAL CHEMICALS AND ALLIED PRODUCTS	62,643,425

COAL MINING - 1.78%
25,807		Peabody Energy Corp	2,272,306
62,012	e	Sasol Ltd (ADR)	3,654,987
		TOTAL COAL MINING	5,927,293

COMMUNICATIONS - 1.56%
123,432	*	American Tower Corp (Class A)	5,215,002
		TOTAL COMMUNICATIONS	5,215,002

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth Equity Fund

SHARES		COMPANY	VALUE
DEPOSITORY INSTITUTIONS - 1.33%
179,256		Western Union Co	$4,431,208
		TOTAL DEPOSITORY INSTITUTIONS	4,431,208

EATING AND DRINKING PLACES - 0.53%
50,390		Yum! Brands, Inc	1,768,185
		TOTAL EATING AND DRINKING PLACES	1,768,185

ELECTRIC, GAS, AND SANITARY SERVICES - 0.15%
6,821		Questar Corp	484,564
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	484,564

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 11.81%
68,904		Altera Corp	1,426,313
39,195	*	Apple Computer, Inc	6,562,811
198,763	*	Cisco Systems, Inc	4,623,227
232,855		Intel Corp	5,001,725
195,190	*	Marvell Technology Group Ltd	3,447,055
68,502	*	Nvidia Corp	1,282,357
222,779		Qualcomm, Inc	9,884,704
61,182	*	Research In Motion Ltd	7,152,176
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	39,380,368

ENGINEERING AND MANAGEMENT SERVICES - 3.58%
113,183	*	Celgene Corp	7,228,998
41,007	*	Jacobs Engineering Group, Inc	3,309,265
16,146	e*	Shaw Group, Inc	997,661
9,731	*	URS Corp	408,410
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	11,944,334

FOOD AND KINDRED PRODUCTS - 0.95%
66,023		H.J. Heinz Co	3,159,201
		TOTAL FOOD AND KINDRED PRODUCTS	3,159,201

GENERAL MERCHANDISE STORES - 3.24%
109,707		Macy's, Inc	2,130,510
157,533		TJX Cos, Inc	4,957,564
66,011		Wal-Mart Stores, Inc	3,709,818
		TOTAL GENERAL MERCHANDISE STORES	10,797,892

HOLDING AND OTHER INVESTMENT OFFICES - 0.34%
12,445	*	Affiliated Managers Group, Inc	1,120,797
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	1,120,797

HOTELS AND OTHER LODGING PLACES - 0.24%
23,867	e*	MGM Mirage	808,853
		TOTAL HOTELS AND OTHER LODGING PLACES	808,853

INDUSTRIAL MACHINERY AND EQUIPMENT - 2.34%
171,625		Applied Materials, Inc	3,276,321
95,147	*	EMC Corp	1,397,709
70,936		Hewlett-Packard Co	3,136,081
2,400	m,v*	Seagate Technology	0
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	7,810,111

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth Equity Fund

SHARES		COMPANY	VALUE
INSTRUMENTS AND RELATED PRODUCTS - 8.62%
122,471	*	Agilent Technologies, Inc	$4,352,619
94,857		Allergan, Inc	4,937,307
139,336		Emerson Electric Co	6,890,165
65,828	e*	Flir Systems, Inc	2,670,642
175,641	e*	Hologic, Inc	3,828,974
15,670	*	Intuitive Surgical, Inc	4,221,498
28,072		Roper Industries, Inc	1,849,383
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	28,750,588

INSURANCE CARRIERS - 1.75%
29,193	*	ACE Ltd	1,608,242
67,457		Aflac, Inc	4,236,300
		TOTAL INSURANCE CARRIERS	5,844,542

METAL MINING - 1.27%
60,443		Anglo American plc	4,245,167
		TOTAL METAL MINING	4,245,167

MISCELLANEOUS RETAIL - 5.13%
80,869	*	Amazon.com, Inc	5,930,124
158,747		CVS Corp	6,281,619
206,637		Staples, Inc	4,907,629
		TOTAL MISCELLANEOUS RETAIL	17,119,372

OIL AND GAS EXTRACTION - 9.13%
17,418		Chesapeake Energy Corp	1,148,891
289,550	*	Denbury Resources, Inc	10,568,575
149,240	e*	Nabors Industries Ltd	7,347,085
51,684	*	National Oilwell Varco, Inc	4,585,405
25,753		Petroleo Brasileiro S.A (ADR)	1,492,386
23,111		Schlumberger Ltd	2,482,815
41,239		XTO Energy, Inc	2,825,284
		TOTAL OIL AND GAS EXTRACTION	30,450,441

PETROLEUM AND COAL PRODUCTS - 2.73%
25,273		Apache Corp	3,512,947
25,161		Devon Energy Corp	3,023,346
28,347		Occidental Petroleum Corp	2,547,261
		TOTAL PETROLEUM AND COAL PRODUCTS	9,083,554

PRIMARY METAL INDUSTRIES - 1.25%
25,580		Precision Castparts Corp	2,465,145
4,889		Vallourec	1,709,827
		TOTAL PRIMARY METAL INDUSTRIES	4,174,972

RAILROAD TRANSPORTATION - 0.49%
21,777		Union Pacific Corp	1,644,164
		TOTAL RAILROAD TRANSPORTATION	1,644,164

SECURITY AND COMMODITY BROKERS - 2.98%
291,696	e	Charles Schwab Corp	5,991,436

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth Equity Fund

SHARES		COMPANY	VALUE
34,683	*	IntercontinentalExchange, Inc	$3,953,862
		TOTAL SECURITY AND COMMODITY BROKERS	9,945,298

TRANSPORTATION EQUIPMENT - 1.13%
53,964		Boeing Co	3,546,514
12,023	*	Spirit Aerosystems Holdings, Inc (Class A)	230,601
		TOTAL TRANSPORTATION EQUIPMENT	3,777,115

		TOTAL COMMON STOCKS	319,245,168
		(Cost $318,870,521)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 9.47%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 3.64%
$ 12,120,000		Federal Home Loan Bank (FHLB), 07/01/08	12,120,000
			12,120,000

SHARES		COMPANY
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 5.83%
19,451,938		State Street Navigator Securities Lending Prime Portfolio	19,451,938
			19,451,938

		TOTAL SHORT-TERM INVESTMENTS	31,571,938
		(Cost $31,571,938)

		TOTAL PORTFOLIO - 105.20%	350,817,106
		(Cost $350,442,459)
		OTHER ASSETS & LIABILITIES, NET - (5.20)%	(17,354,373)

		NET ASSETS - 100.00%	$333,462,733

		The following abbreviations are used in portfolio descriptions:
		ADR - American Depositary Receipt
		plc - Public Limited Company

	*	Non-income producing.
	e	All or a portion of these securities are out on loan.
	m	Indicates a security has been deemed illiquid.
	v	Security valued at fair value.

		At June 30, 2008, the net unrealized appreciation on investments was $374,647,
		consisting of gross unrealized appreciation of $15,710,971 and gross unrealized depreciation of
		$15,336,324.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth & Income Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
GROWTH & INCOME FUND
STATEMENT OF INVESTMENTS (unaudited)
June 30, 2008

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.40%

AMUSEMENT AND RECREATION SERVICES - 2.04%
246,243	*	Activision, Inc	$8,389,499
11,369		Nintendo Co Ltd	6,447,054
174,821	e*	WMS Industries, Inc	5,204,421
		TOTAL AMUSEMENT AND RECREATION SERVICES	20,040,974

APPAREL AND ACCESSORY STORES - 0.68%
194,200		Gap, Inc	3,237,314
103,479	e*	J Crew Group, Inc	3,415,842
		TOTAL APPAREL AND ACCESSORY STORES	6,653,156

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.47%
195,293		Home Depot, Inc	4,573,762
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	4,573,762

BUSINESS SERVICES - 6.46%
84,103	*	Affiliated Computer Services, Inc (Class A)	4,498,669
102,747	*	Check Point Software Technologies	2,432,021
48,610	e	Ctrip.com International Ltd (ADR)	2,225,366
212,967	*	eBay, Inc	5,820,388
24,368	*	Google, Inc (Class A)	12,827,803
10,575	e	Mastercard, Inc (Class A)	2,807,874
553,074		Microsoft Corp	15,215,066
539,023	*	Oracle Corp	11,319,483
37,070		Visa, Inc (Class A)	3,014,162
156,568	*	Yahoo!, Inc	3,234,695
		TOTAL BUSINESS SERVICES	63,395,527

CHEMICALS AND ALLIED PRODUCTS - 15.80%
312,563	*	Abbott Laboratories	16,556,462
31,746		Akzo Nobel NV	2,172,493
109,350	*	Amgen, Inc	5,156,946
125,019		Avon Products, Inc	4,503,184
93,331		Bayer AG.	7,852,699
271,277		Bristol-Myers Squibb Co	5,569,317
107,337	*	Celgene Corp	6,855,614
101,194	e*	Chattem, Inc	6,582,670
69,507		Clorox Co	3,628,265
101,785		Colgate-Palmolive Co	7,033,344
196,800		Du Pont (E.I.) de Nemours & Co	8,440,752
140,893	*	Elan Corp plc (ADR)	5,008,746
71,180	*	Genentech, Inc	5,402,562
107,593	*	Genzyme Corp	7,748,848
222,308	*	Gilead Sciences, Inc	11,771,209
199,419		Merck & Co, Inc	7,516,102
91,236		Monsanto Co	11,535,880
39,916		Mosaic Co	5,775,845
41,347	*	NBTY, Inc	1,325,585

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE
65,542		Praxair, Inc	$6,176,678
229,132		Procter & Gamble Co	13,933,517
41,419	e	Sherwin-Williams Co	1,902,375
151,580	e*	Valeant Pharmaceuticals International	2,593,534
		TOTAL CHEMICALS AND ALLIED PRODUCTS	155,042,627

COAL MINING - 0.50%
56,165		Peabody Energy Corp	4,945,328
		TOTAL COAL MINING	4,945,328

COMMUNICATIONS - 3.42%
51,595		America Movil S.A. de C.V. (ADR) (Series L)	2,721,636
379,695		AT&T, Inc	12,791,925
254,465	e*	Citizens Communications Co	2,885,633
110,005		Scripps Networks Interactive (Class A)	4,218,692
309,750		Verizon Communications, Inc	10,965,150
		TOTAL COMMUNICATIONS	33,583,036

DEPOSITORY INSTITUTIONS - 5.72%
313,805		Bank of America Corp	7,490,525
526,654		Citigroup, Inc	8,826,721
261,402		JPMorgan Chase & Co	8,968,703
63,890	e	M&T Bank Corp	4,506,801
130,344		Northern Trust Corp	8,937,688
217,449	e	TCF Financial Corp	2,615,911
222,011	e	US Bancorp	6,191,887
360,182		Wells Fargo & Co	8,554,322
		TOTAL DEPOSITORY INSTITUTIONS	56,092,558

EATING AND DRINKING PLACES - 1.53%
34,714	*	Chipotle Mexican Grill, Inc (Class A)	2,868,071
175,468		Darden Restaurants, Inc	5,604,448
116,769		McDonald's Corp	6,564,753
		TOTAL EATING AND DRINKING PLACES	15,037,272

ELECTRIC, GAS, AND SANITARY SERVICES - 3.60%
125,958		Exelon Corp	11,331,182
157,028		PPL Corp	8,207,854
182,918		Public Service Enterprise Group, Inc	8,401,424
104,556		Questar Corp	7,427,658
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	35,368,118

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 8.18%
73,710	*	Apple Computer, Inc	12,342,002
171,161	*	Broadcom Corp (Class A)	4,670,984
462,633	*	Cisco Systems, Inc	10,760,844
21,767	*	First Solar, Inc	5,938,473
109,704		Gamesa Corp Tecnologica S.A.	5,370,747
47,669		Harris Corp	2,406,808
174,066		Honeywell International, Inc	8,752,038
528,366		Intel Corp	11,349,302
191,950	*	Marvell Technology Group Ltd	3,389,837
1,477	*	Nortel Networks Corp	12,141
202,551	e*	PMC - Sierra, Inc	1,549,515

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE
309,915		Qualcomm, Inc	$13,750,929
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	80,293,620

ENGINEERING AND MANAGEMENT SERVICES - 0.42%
67,084	*	Shaw Group, Inc	4,145,120
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	4,145,120

FABRICATED METAL PRODUCTS - 0.52%
145,944	e	Pentair, Inc	5,110,959
		TOTAL FABRICATED METAL PRODUCTS	5,110,959

FOOD AND KINDRED PRODUCTS - 4.50%
244,529		Coca-Cola Co	12,710,617
161,256		General Mills, Inc	9,799,527
73,725	e*	Hansen Natural Corp	2,124,754
130,268		Kraft Foods, Inc (Class A)	3,706,125
135,564		PepsiCo, Inc	8,620,515
113,805	*	TreeHouse Foods, Inc	2,760,909
155,576		Unilever plc	4,420,235
		TOTAL FOOD AND KINDRED PRODUCTS	44,142,682

FOOD STORES - 0.20%
68,818		Kroger Co	1,986,776
		TOTAL FOOD STORES	1,986,776

GENERAL BUILDING CONTRACTORS - 0.41%
224,989	e	Amec plc	3,964,608
		TOTAL GENERAL BUILDING CONTRACTORS	3,964,608

GENERAL MERCHANDISE STORES - 2.72%
34,169		Costco Wholesale Corp	2,396,614
154,365	e*	Saks, Inc	1,694,928
275,668		TJX Cos, Inc	8,675,272
247,983		Wal-Mart Stores, Inc	13,936,645
		TOTAL GENERAL MERCHANDISE STORES	26,703,459

HEALTH SERVICES - 2.07%
179,082		Cardinal Health, Inc	9,237,050
174,328	*	Medco Health Solutions, Inc	8,228,282
75,949	e	Mindray Medical International Ltd (ADR)	2,834,417
		TOTAL HEALTH SERVICES	20,299,749

HOLDING AND OTHER INVESTMENT OFFICES - 0.84%
64,260	e	SPDR Trust Series 1	8,223,995
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	8,223,995

INDUSTRIAL MACHINERY AND EQUIPMENT - 6.39%
25,308	e	Alstom RGPT	5,803,263
173,468		Applied Materials, Inc	3,311,504
145,602		Deere & Co	10,502,272
794,675		General Electric Co	21,209,876
249,972		Hewlett-Packard Co	11,051,262
91,321		International Business Machines Corp	10,824,278

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE
7,400	m,v*	Seagate Technology	$(0)
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	62,702,455

INSTRUMENTS AND RELATED PRODUCTS - 3.96%
146,864		Covidien Ltd	7,033,317
167,293		Emerson Electric Co	8,272,639
224,482		Johnson & Johnson	14,443,172
133,765		Medtronic, Inc	6,922,339
44,317	*	Teledyne Technologies, Inc	2,162,226
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	38,833,693

INSURANCE AGENTS, BROKERS AND SERVICE - 0.75%
159,625		AON Corp	7,333,172
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	7,333,172

INSURANCE CARRIERS - 3.06%
205,237	*	ACE Ltd	11,306,506
167,660		Aetna, Inc	6,795,260
94,938		Aflac, Inc	5,962,106
171,545		American International Group, Inc	4,539,081
70,945		XL Capital Ltd (Class A)	1,458,629
		TOTAL INSURANCE CARRIERS	30,061,582

LEGAL SERVICES - 0.86%
123,680	e*	FTI Consulting, Inc	8,467,133
		TOTAL LEGAL SERVICES	8,467,133

METAL MINING - 1.33%
110,914		Anglo American plc	7,789,958
45,363		Freeport-McMoRan Copper & Gold, Inc (Class B)	5,316,090
		TOTAL METAL MINING	13,106,048

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.19%
52,986		Hasbro, Inc	1,892,660
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	1,892,660

MISCELLANEOUS RETAIL - 0.88%
218,349		CVS Corp	8,640,070
		TOTAL MISCELLANEOUS RETAIL	8,640,070

MOTION PICTURES - 0.47%
209,877	*	Discovery Holding Co (Class A)	4,608,899
		TOTAL MOTION PICTURES	4,608,899

NONDEPOSITORY INSTITUTIONS - 0.57%
284,665	*	Fannie Mae	5,553,814
		TOTAL NONDEPOSITORY INSTITUTIONS	5,553,814

OIL AND GAS EXTRACTION - 3.50%
146,599	*	Cameron International Corp	8,114,255
186,777		Halliburton Co	9,912,255
151,877		Schlumberger Ltd	16,316,146
		TOTAL OIL AND GAS EXTRACTION	34,342,656

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE
PETROLEUM AND COAL PRODUCTS - 10.07%
79,357		Apache Corp	$11,030,623
109,510		Cabot Oil & Gas Corp	7,417,112
195,404		Chevron Corp	19,370,399
79,589		Devon Energy Corp	9,563,414
333,792		Exxon Mobil Corp	29,417,089
34,088		Hess Corp	4,301,565
18,603		LUKOIL (ADR)	1,826,979
131,566		Marathon Oil Corp	6,824,328
56,668		Occidental Petroleum Corp	5,092,186
29,418		Petroleo Brasileiro S.A. (ADR)	2,083,677
17,538		Walter Industries, Inc	1,907,608
		TOTAL PETROLEUM AND COAL PRODUCTS	98,834,980

RAILROAD TRANSPORTATION - 0.93%
120,730		Union Pacific Corp	9,115,115
		TOTAL RAILROAD TRANSPORTATION	9,115,115

SECURITY AND COMMODITY BROKERS - 1.88%
26,307	e	BlackRock, Inc	4,656,339
29,040		Goldman Sachs Group, Inc	5,079,096
115,410	e	Lazard Ltd (Class A)	3,941,251
131,181		Morgan Stanley	4,731,699
		TOTAL SECURITY AND COMMODITY BROKERS	18,408,385

TOBACCO PRODUCTS - 1.76%
350,111		Philip Morris International, Inc	17,291,982
		TOTAL TOBACCO PRODUCTS	17,291,982

TRANSPORTATION EQUIPMENT - 2.28%
77,747		Boeing Co	5,109,533
68,576		Harsco Corp	3,731,220
94,851		Northrop Grumman Corp	6,345,532
127,619		Raytheon Co	7,182,397
		TOTAL TRANSPORTATION EQUIPMENT	22,368,682

WATER TRANSPORTATION - 0.14%
42,589		K-Sea Transportation Partners LP	1,357,311
		TOTAL WATER TRANSPORTATION	1,357,311

WHOLESALE TRADE-NONDURABLE GOODS - 0.30%
50,623		Gazprom (ADR)	2,924,431
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	2,924,431

		TOTAL COMMON STOCKS	975,446,394
		(Cost $915,992,403)

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth & Income Fund

PRINCIPAL		ISSUER	VALUE
SHORT-TERM INVESTMENTS - 8.96%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.48%
$ 4,660,000		Federal Home Loan Bank (FHLB), 07/01/08	$4,660,000
			4,660,000

SHARES		COMPANY
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 8.48%			83,261,863
83,261,863		State Street Navigator Securities Lending Prime Portfolio	83,261,863

		TOTAL SHORT-TERM INVESTMENTS	87,921,863
		(Cost $87,921,863)

		TOTAL PORTFOLIO - 108.36%	1,063,368,257
		(Cost $1,003,914,266)
		OTHER ASSETS & LIABILITIES, NET - (8.36)%	(82,035,564)

		NET ASSETS - 100.00%	$981,332,693

		The following abbreviations are used in portfolio descriptions:
		ADR - American Depositary Receipt
		LP - Limited Partnership
		plc - Public Limited Company

	*	Non-income producing.
	e	All or a portion of these securities are out on loan.
	m	Indicates a security has been deemed illiquid.
	v	Security valued at fair value.

		At June 30, 2008, the unrealized appreciation on investments was $59,453,991, consisting of
		gross unrealized appreciation of $128,124,032 and gross unrealized depreciation of $68,670,041.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
INTERNATIONAL EQUITY FUND
STATEMENT OF INVESTMENTS (unaudited)
June 30, 2008

SHARES		COMPANY	VALUE

COMMON STOCKS - 102.29%

AMUSEMENT AND RECREATION SERVICES - 0.44%
20,100		Nintendo Co Ltd	$11,398,169
		TOTAL AMUSEMENT AND RECREATION SERVICES	11,398,169

BUSINESS SERVICES - 0.41%
127		NTT Data Corp	497,199
1,065,768		WPP Group plc	10,184,149
		TOTAL BUSINESS SERVICES	10,681,348

CHEMICALS AND ALLIED PRODUCTS - 10.13%
4,679,356		Dabur India Ltd	8,606,331
1,037,700		Daiichi Sankyo Co Ltd	28,586,959
1,269,218		Lanxess AG.	52,131,705
1,037,097		Reckitt Benckiser Group plc	52,382,056
95,386,000	e	Sinochem Hong Kong Holding Ltd	74,092,801
914,374		SSL International plc	8,109,292
71,436		Syngenta AG.	23,143,308
4,208,000		UBE Industries Ltd	14,905,045
		TOTAL CHEMICALS AND ALLIED PRODUCTS	261,957,497

COMMUNICATIONS - 2.96%
9,543,829		BT Group plc	37,809,889
2,121,276		Deutsche Telekom AG.	34,768,150
163		Nippon Telegraph & Telephone Corp	804,286
369		NTT DoCoMo, Inc	541,227
103,000		Singapore Telecommunications Ltd	274,571
794,674		Vodafone Group plc	2,341,372
		TOTAL COMMUNICATIONS	76,539,495

DEPOSITORY INSTITUTIONS - 9.25%
27,004		Australia & New Zealand Banking Group Ltd	485,332
18,805		Commonwealth Bank of Australia	725,110
17,305		DBS Group Holdings Ltd	240,764
204,054	e	Deutsche Bank AG.	17,614,900
233,612		Julius Baer Holding AG.	15,666,712
97,116		Komercni Banka A.S.	22,620,231
2,577,000		Mitsubishi UFJ Financial Group, Inc	22,774,088
5,825		Mizuho Financial Group, Inc	27,102,756
24,164		National Australia Bank Ltd	613,559
39,000		Oversea-Chinese Banking Corp	234,907
22,913		Societe Generale	1,986,533
2,281		Sumitomo Mitsui Financial Group, Inc	17,153,579
5,333,830	*	UBS A.G.	111,147,629
17,000		United Overseas Bank Ltd	233,381
26,932		Westpac Banking Corp	517,281
		TOTAL DEPOSITORY INSTITUTIONS	239,116,762

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Fund

SHARES		COMPANY	VALUE
ELECTRIC, GAS, AND SANITARY SERVICES - 8.19%
13,300		Chubu Electric Power Co, Inc	$324,865
1,335,771	e	Electricite de France	126,538,608
326,134		Fortum Oyj	16,507,417
4,713,349	e	Iberdrola S.A.	62,799,660
15,200		Kansai Electric Power Co, Inc	356,095
203,700		Tokyo Electric Power Co, Inc	5,244,946
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	211,771,591

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 2.20%
510,000	e	Hosiden Corp	10,876,491
80		Hoya Corp	1,853
39,500		Ibiden Co Ltd	1,438,433
40,000		Matsushita Electric Industrial Co Ltd	855,751
2,500		Murata Manufacturing Co Ltd	117,947
1,218,185		Smiths Group plc	26,247,984
394,200		Sony Corp	17,279,227
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	56,817,686

ENGINEERING AND MANAGEMENT SERVICES - 0.48%
184,943		Tecan Group AG.	12,325,128
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	12,325,128

FOOD AND KINDRED PRODUCTS - 5.66%
2,444,800	e	Asahi Breweries Ltd	45,701,908
1,155,450	e	Groupe Danone	80,851,509
704,400	e	Yakult Honsha Co Ltd	19,843,169
		TOTAL FOOD AND KINDRED PRODUCTS	146,396,586

FOOD STORES - 0.03%
28,757		Woolworths Ltd	673,915
		TOTAL FOOD STORES	673,915

GENERAL BUILDING CONTRACTORS - 1.92%
812,740	e	Vinci S.A.	49,629,030
		TOTAL GENERAL BUILDING CONTRACTORS	49,629,030

HOLDING AND OTHER INVESTMENT OFFICES - 0.94%
188,203		Bellevue Group AG.	10,105,758
3,348,000		Japan Asia Investment Co Ltd	14,032,220
24	e	Nomura Real Estate Office Fund, Inc	180,751
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	24,318,729

HOTELS AND OTHER LODGING PLACES - 2.10%
816,044	e	Accor S.A.	54,209,631
		TOTAL HOTELS AND OTHER LODGING PLACES	54,209,631

INDUSTRIAL MACHINERY AND EQUIPMENT - 6.63%
435,700	e	Canon, Inc	22,428,047
369,100		Daikin Industries Ltd	18,662,746
146,200		Fanuc Ltd	14,297,958
23,220		FUJIFILM Holdings Corp	799,825
684,255		GEA Group AG.	24,159,119

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Fund

SHARES		COMPANY	VALUE
248,809		Rheinmetall AG	$17,960,214
532,280		Komatsu Ltd	14,864,509
593,943	e	Krones AG.	50,772,041
52,200	e	Modec, Inc	1,702,884
364,951	e	SKF AB (B Shares)	5,687,817
31,900		Sumitomo Heavy Industries Ltd	216,359
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	171,551,519

INSTRUMENTS AND RELATED PRODUCTS - 1.42%
446,500	e	Phonak Holding AG.	36,849,642
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	36,849,642

INSURANCE CARRIERS - 3.28%
482,441		Allianz AG.	84,862,848
		TOTAL INSURANCE CARRIERS	84,862,848

METAL MINING - 3.37%
174,925		Anglo American plc	12,285,721
51,141		BHP Billiton Ltd	2,176,574
2,847,544		MMC Norilsk Nickel (ADR)	71,734,158
6,853	e	Rio Tinto Ltd	886,690
		TOTAL METAL MINING	87,083,143

MISCELLANEOUS RETAIL - 1.66%
4,200,000		Hutchison Whampoa Ltd	42,354,049
42,796		Origin Energy Ltd	662,121
		TOTAL MISCELLANEOUS RETAIL	43,016,170

NONDEPOSITORY INSTITUTIONS - 1.77%
256,100	e	Deutsche Postbank AG.	22,514,740
9,614	e	Kenedix, Inc	11,797,790
28,476		ORIX Corp	4,078,529
870,629		Tullett Prebon plc	7,423,204
		TOTAL NONDEPOSITORY INSTITUTIONS	45,814,263

OIL AND GAS EXTRACTION - 3.20%
2,778,883		BG Group plc	72,216,568
207,711		Saipem S.p.A.	9,694,763
13,375		Woodside Petroleum Ltd	864,507
		TOTAL OIL AND GAS EXTRACTION	82,775,838

PETROLEUM AND COAL PRODUCTS - 2.83%
5,773,172		BP plc	66,914,868
142,744		Royal Dutch Shell plc (A Shares)	5,851,327
6,481		Total S.A.	551,652
		TOTAL PETROLEUM AND COAL PRODUCTS	73,317,847

PRIMARY METAL INDUSTRIES - 0.40%
81,000		Sumitomo Metal Industries Ltd	356,628
28,904		Vallourec	10,108,577
		TOTAL PRIMARY METAL INDUSTRIES	10,465,205

RAILROAD TRANSPORTATION - 1.28%
1,768		Central Japan Railway Co	19,487,711

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Fund

SHARES		COMPANY	VALUE
157		East Japan Railway Co	$1,278,813
1,203,481		Firstgroup plc	12,410,770
		TOTAL RAILROAD TRANSPORTATION	33,177,294

REAL ESTATE - 0.71%
18		City Developments Ltd	144
6,385		Risa Partners, Inc	9,749,564
411,000		Sumitomo Realty & Development Co Ltd	8,176,054
20,542	e	Westfield Group	320,981
		TOTAL REAL ESTATE	18,246,743

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 7.40%
2,274,030		Bayer AG.	191,332,721
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	191,332,721

SECURITY AND COMMODITY BROKERS - 5.63%
1,032,686		Credit Suisse Group	47,004,756
1,600,100		Hong Kong Exchanges and Clearing Ltd	23,439,406
5,162,240		Man Group plc	63,771,256
2,243,000		Singapore Exchange Ltd	11,441,981
		TOTAL SECURITY AND COMMODITY BROKERS	145,657,399

STONE, CLAY, AND GLASS PRODUCTS - 3.70%
18,868,000	e	Nippon Sheet Glass Co Ltd	93,514,808
3,000,000	*	Zhejiang Glass Co Ltd	2,195,043
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	95,709,851

TOBACCO PRODUCTS - 2.00%
60,054		British American Tobacco plc	2,071,507
52,395,919		Huabao International Holdings Ltd	49,746,418
		TOTAL TOBACCO PRODUCTS	51,817,925

TRANSPORTATION BY AIR - 0.03%
35,476		SABMiller plc	810,520
		TOTAL TRANSPORTATION BY AIR	810,520

TRANSPORTATION EQUIPMENT - 6.11%
13,860		Denso Corp	477,357
6,182,969	e	Fiat S.p.A.	100,639,638
885,400	e	Honda Motor Co Ltd	30,215,747
564,100		Toyota Motor Corp	26,627,766
		TOTAL TRANSPORTATION EQUIPMENT	157,960,508

TRUCKING AND WAREHOUSING - 3.78%
3,743,461		Deutsche Post AG.	97,738,392
		TOTAL TRUCKING AND WAREHOUSING	97,738,392

WATER TRANSPORTATION - 0.09%
31,079		Hamburger Hafen und Logistik AG.	2,414,027
		TOTAL WATER TRANSPORTATION	2,414,027

WHOLESALE TRADE-DURABLE GOODS - 0.21%
77,568	e	Kloeckner & Co AG.	4,439,933
10		Mitsubishi Corp	330

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Fund

SHARES		COMPANY		VALUE
31,000		Mitsui & Co Ltd		$684,203
21,250	e	Sumitomo Corp		279,188
		TOTAL WHOLESALE TRADE-DURABLE GOODS		5,403,654

WHOLESALE TRADE-NONDURABLE GOODS - 2.08%
11,070,426		Foster's Group Ltd		53,818,123
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS		53,818,123

		TOTAL COMMON STOCKS		2,645,659,199
		(Cost $2,782,786,143)

SHORT TERM INVESTMENTS - 11.27%

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 11.27%
291,432,511		State Street Navigator Securities Lending Prime Portfolio		291,432,511
				291,432,511

		TOTAL SHORT-TERM INVESTMENTS		291,432,511
		(Cost $291,432,511)

		TOTAL PORTFOLIO - 113.56%		2,937,091,710
		(Cost $3,074,218,654)

		OTHER ASSETS & LIABILITIES, NET - (13.56)%		(350,741,815)

		NET ASSETS - 100.00%		$2,586,349,895

		The following abbreviations are used in portfolio descriptions:
		ADR -	American Depositary Receipt
		plc -	Public Limited Company

	*	Non-income producing.
	e	All or a portion of these securities are out on loan.

		At June 30, 2008, the unrealized depreciation on investments was $137,126,944, consisting of
		gross unrealized appreciation of $2,645,659,199 and gross unrealized depreciation of $2,782,786,143.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SUMMARY OF MARKET VALUES BY COUNTRY
INTERNATIONAL EQUITY FUND (unaudited)
June 30, 2008
		% OF
		MARKET
COUNTRY	VALUE	VALUE
DOMESTIC
UNITED STATES OF AMERICA	$291,432,511	9.92%
TOTAL DOMESTIC	291,432,511	9.92

FOREIGN
AUSTRALIA	61,744,193	2.10
CHINA	126,034,263	4.29
CZECH REPUBLIC	22,620,231	0.77
FINLAND	16,507,416	0.56
FRANCE	323,875,539	11.03
GERMANY	600,708,789	20.45
HONG KONG	65,793,455	2.24
INDIA	8,606,332	0.29
ITALY	110,334,401	3.76
JAPAN	519,713,781	17.70
RUSSIA	71,734,158	2.44
SINGAPORE	12,425,747	0.42
SPAIN	62,799,660	2.14
SWEDEN	5,687,817	0.19
SWITZERLAND	256,242,934	8.73
UNITED KINGDOM	380,830,483	12.97
TOTAL FOREIGN	2,645,659,199	90.08
TOTAL PORTFOLIO	$2,937,091,710	100.00%

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
LARGE-CAP GROWTH FUND
STATEMENT OF INVESTMENTS (unaudited)
June 30, 2008

SHARES		COMPANY	VALUE

COMMON STOCKS - 101.01%

AMUSEMENT AND RECREATION SERVICES - 2.09%
22,000		Nintendo Co Ltd	$12,475,608
		TOTAL AMUSEMENT AND RECREATION SERVICES	12,475,608

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.40%
115,643		Lowe's Cos, Inc	2,399,592
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	2,399,592

BUSINESS SERVICES - 13.10%
183,673	*	Adobe Systems, Inc	7,234,879
261,083	*	eBay, Inc	7,135,398
1,613,274		Experian Group Ltd	11,931,710
33,723	*	Google, Inc (Class A)	17,752,462
279,448	*	Intuit, Inc	7,704,381
26,767	e	Mastercard, Inc (Class A)	7,107,174
64,893		Omnicom Group, Inc	2,912,398
363,482	*	Oracle Corp	7,633,122
20,570	e*	Sohu.com, Inc	1,448,951
30,099		Visa, Inc (Class A)	2,447,350
241,682	*	Yahoo!, Inc	4,993,150
		TOTAL BUSINESS SERVICES	78,300,975

CHEMICALS AND ALLIED PRODUCTS - 19.95%
174,501		Abbott Laboratories	9,243,318
63,212		Air Products & Chemicals, Inc	6,249,138
429,998		Avon Products, Inc	15,488,528
38,260		Celanese Corp (Series A)	1,746,952
153,171		Colgate-Palmolive Co	10,584,116
118,677	*	Genentech, Inc	9,007,584
351,348	*	Gilead Sciences, Inc	18,603,877
248,037		Merck & Co, Inc	9,348,515
146,298		Monsanto Co	18,497,919
104,176	e	Mylan Laboratories, Inc	1,257,404
69,211		Praxair, Inc	6,522,445
277,785		Teva Pharmaceutical Industries Ltd (ADR)	12,722,553
		TOTAL CHEMICALS AND ALLIED PRODUCTS	119,272,349

COAL MINING - 1.81%
48,813		Peabody Energy Corp	4,297,985
110,615	e	Sasol Ltd (ADR)	6,519,648
		TOTAL COAL MINING	10,817,633

COMMUNICATIONS - 1.55%
219,617	*	American Tower Corp (Class A)	9,278,818
		TOTAL COMMUNICATIONS	9,278,818

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Fund

SHARES		COMPANY	VALUE
DEPOSITORY INSTITUTIONS - 1.43%
347,032		Western Union Co	$8,578,631
		TOTAL DEPOSITORY INSTITUTIONS	8,578,631

EATING AND DRINKING PLACES - 0.57%
97,137		Yum! Brands, Inc	3,408,537
		TOTAL EATING AND DRINKING PLACES	3,408,537

ELECTRIC, GAS, AND SANITARY SERVICES - 0.15%
12,903		Questar Corp	916,629
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	916,629

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 12.31%
122,538		Altera Corp	2,536,537
69,713	*	Apple Computer, Inc	11,672,745
386,255	*	Cisco Systems, Inc	8,984,291
446,851		Intel Corp	9,598,359
372,676	*	Marvell Technology Group Ltd	6,581,458
122,681	*	Nvidia Corp	2,296,588
430,916		Qualcomm, Inc	19,119,743
109,322	*	Research In Motion Ltd	12,779,742
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	73,569,463

ENGINEERING AND MANAGEMENT SERVICES - 3.84%
218,183	*	Celgene Corp	13,935,348
78,590	*	Jacobs Engineering Group, Inc	6,342,213
31,219	*	Shaw Group, Inc	1,929,022
18,406	*	URS Corp	772,500
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	22,979,083

FOOD AND KINDRED PRODUCTS - 1.01%
126,183		H.J. Heinz Co	6,037,857
		TOTAL FOOD AND KINDRED PRODUCTS	6,037,857

GENERAL MERCHANDISE STORES - 3.45.%
211,902		Macy's, Inc	4,115,137
305,381		TJX Cos, Inc	9,610,340
123,066		Wal-Mart Stores, Inc	6,916,309
		TOTAL GENERAL MERCHANDISE STORES	20,641,786

HOLDING AND OTHER INVESTMENT OFFICES - 0.35%
23,542	*	Affiliated Managers Group, Inc	2,120,193
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	2,120,193

HOTELS AND OTHER LODGING PLACES - 0.25%
43,318	e*	MGM Mirage	1,468,047
		TOTAL HOTELS AND OTHER LODGING PLACES	1,468,047

INDUSTRIAL MACHINERY AND EQUIPMENT - 2.52%
331,587		Applied Materials, Inc	6,329,996
183,334	*	EMC Corp	2,693,176
136,399		Hewlett-Packard Co	6,030,200
6,200	m,v*	Seagate Technology	(0)
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	15,053,372

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Fund

SHARES		COMPANY	VALUE
INSTRUMENTS AND RELATED PRODUCTS - 9.17%
237,148	*	Agilent Technologies, Inc	$8,428,240
183,429		Allergan, Inc	9,547,479
269,204		Emerson Electric Co	13,312,138
127,112	e*	Flir Systems, Inc	5,156,934
339,047	e*	Hologic, Inc	7,391,225
27,898	*	Intuitive Surgical, Inc	7,515,721
53,090		Roper Industries, Inc	3,497,569
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	54,849,306

INSURANCE CARRIERS - 1.79%
53,124	*	ACE Ltd	2,926,601
123,954		Aflac, Inc	7,784,311
		TOTAL INSURANCE CARRIERS	10,710,912

METAL MINING - 1.38%
117,241		Anglo American plc	8,234,330
		TOTAL METAL MINING	8,234,330

MISCELLANEOUS RETAIL - 5.52%
156,251	*	Amazon.com, Inc	11,457,886
306,440		CVS Corp	12,125,831
396,229		Staples, Inc	9,410,439
		TOTAL MISCELLANEOUS RETAIL	32,994,156

OIL AND GAS EXTRACTION - 9.25%
32,950		Chesapeake Energy Corp	2,173,382
490,296	*	Denbury Resources, Inc	17,895,804
266,210	e*	Nabors Industries Ltd	13,105,518
101,702	*	National Oilwell Varco, Inc	9,023,001
49,622		Petroleo Brasileiro S.A (ADR)	2,875,595
44,201		Schlumberger Ltd	4,748,513
79,660		XTO Energy, Inc	5,457,507
		TOTAL OIL AND GAS EXTRACTION	55,279,320

PETROLEUM AND COAL PRODUCTS - 2.91%
48,761		Apache Corp	6,777,779
48,133		Devon Energy Corp	5,783,661
53,617		Occidental Petroleum Corp	4,818,024
		TOTAL PETROLEUM AND COAL PRODUCTS	17,379,464

PRIMARY METAL INDUSTRIES - 1.32%
48,360		Precision Castparts Corp	4,660,453
9,247		Vallourec	3,233,947
		TOTAL PRIMARY METAL INDUSTRIES	7,894,400

RAILROAD TRANSPORTATION - 0.53%
41,649		Union Pacific Corp	3,144,500
		TOTAL RAILROAD TRANSPORTATION	3,144,500

SECURITY AND COMMODITY BROKERS - 3.17%
559,435		Charles Schwab Corp	11,490,795

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Fund

SHARES		COMPANY		VALUE
65,407	*	IntercontinentalExchange, Inc		$7,456,398
		TOTAL SECURITY AND COMMODITY BROKERS		18,947,193

TRANSPORTATION EQUIPMENT - 1.19%
101,621		Boeing Co		6,678,532
23,210	*	Spirit Aerosystems Holdings, Inc (Class A)		445,168
		TOTAL TRANSPORTATION EQUIPMENT		7,123,700

		TOTAL COMMON STOCKS		603,875,854
		(Cost $587,740,915)

SHORT-TERM INVESTMENTS - 5.45%

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 5.45%
32,600,036		State Street Navigator Securities Lending Prime Portfolio		32,600,036
				32,600,036

		TOTAL SHORT-TERM INVESTMENTS		32,600,036
		(Cost $32,600,036)

		TOTAL PORTFOLIO - 106.46%		636,475,890
		(Cost $620,340,951)
		OTHER ASSETS & LIABILITIES, NET - (6.46)%		(38,595,777)

		NET ASSETS - 100.00%		$597,880,113

		The following abbreviations are used in portfolio descriptions:
		ADR -	American Depositary Receipt
		plc -	Public Limited Company

	*	Non-income producing.
	e	All or a portion of these securities are out on loan.
	m	Indicates a security has been deemed illiquid.
	v	Security valued at fair value.

		At June 30, 2008, the unrealized appreciation on investments was $16,134,939, consisting of
		gross unrealized appreciation of $48,649,300 and gross unrealized depreciation of $32,514,361.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
LARGE-CAP VALUE FUND
STATEMENT OF INVESTMENTS (unaudited)
June 30, 2008

SHARES		COMPANY	VALUE

COMMON STOCKS - 101.44%

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.28%
221,000	e	Pilgrim's Pride Corp	$2,870,790
		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	2,870,790

AMUSEMENT AND RECREATION SERVICES - 0.42%
138,464		Walt Disney Co	4,320,077
		TOTAL AMUSEMENT AND RECREATION SERVICES	4,320,077

APPAREL AND ACCESSORY STORES - 1.39%
125,194	*	AnnTaylor Stores Corp	2,999,648
434,894		Gap, Inc	7,249,683
105,236	*	Kohl's Corp	4,213,649
		TOTAL APPAREL AND ACCESSORY STORES	14,462,980

APPAREL AND OTHER TEXTILE PRODUCTS - 0.03%
4,023	e	Liz Claiborne, Inc	56,925
3,049		VF Corp	217,028
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	273,953

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.16%
406,277		Home Depot, Inc	9,515,007
122,708		Lowe's Cos, Inc	2,546,191
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	12,061,198

BUSINESS SERVICES - 2.07%
98,430	*	Affiliated Computer Services, Inc (Class A)	5,265,021
89,844	*	Autonomy Corp plc	1,610,516
115,111		CA, Inc	2,657,913
162,019	e*	Cavium Networks, Inc	3,402,399
106,277	*	Oracle Corp	2,231,817
17,008,045		Solomon Systech International Ltd	818,208
117,901	*	Symantec Corp	2,281,384
39,105		Visa, Inc (Class A)	3,179,628
		TOTAL BUSINESS SERVICES	21,446,886

CHEMICALS AND ALLIED PRODUCTS - 11.46%
256,507		Abbott Laboratories	13,587,176
73,066		Akzo Nobel NV	5,000,170
168,630		Alberto-Culver Co	4,429,910
172,785	*	Amgen, Inc	8,148,541
107,757		Avon Products, Inc	3,881,407
104,953		Celanese Corp (Series A)	4,792,154
189,735		Clorox Co	9,904,167
46,462		Colgate-Palmolive Co	3,210,524
150,995		Dow Chemical Co	5,271,235
222,326		Du Pont (E.I.) de Nemours & Co	9,535,562

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE
50,591	*	Genentech, Inc	$3,839,857
474,949	e*	Keryx Biopharmaceuticals, Inc	232,725
431,204		Merck & Co, Inc	16,252,079
579,291	e	Mylan Laboratories, Inc	6,992,042
652,164		Pfizer, Inc	11,393,305
36,429		PPG Industries, Inc	2,089,932
60,000		Procter & Gamble Co	3,648,600
291,469	e*	Verasun Energy Corp	1,203,767
116,137		Wyeth	5,569,931
		TOTAL CHEMICALS AND ALLIED PRODUCTS	118,983,084

COAL MINING - 0.30%
34,822		Peabody Energy Corp	3,066,077
		TOTAL COAL MINING	3,066,077

COMMUNICATIONS - 5.78%
457,001		AT&T, Inc	15,396,364
407,600		Comcast Corp (Class A)	7,732,172
8,912	e	Fairpoint Communications, Inc	64,256
726,569	*	SONAECOM - SGPS S.A.	2,413,733
728,743		Sprint Nextel Corp	6,923,058
155,946	e*	Time Warner Cable, Inc (Class A)	4,129,450
15,434,995	v*	True Corp PCL	1,849,413
606,602		Verizon Communications, Inc	21,473,711
		TOTAL COMMUNICATIONS	59,982,157

DEPOSITORY INSTITUTIONS - 10.72%
647,325		AMMB Holdings BHD	631,291
80,809		Astoria Financial Corp	1,622,645
551,643		Bank of America Corp	13,167,718
75,803		Bank of New York Mellon Corp	2,867,627
42,700	e	Bank of the Ryukyus Ltd	416,915
55,323	e	BB&T Corp	1,259,705
953,880		Citigroup, Inc	15,987,029
546,898	e	First Horizon National Corp	4,063,452
701,568		JPMorgan Chase & Co	24,070,823
38,937	e	M&T Bank Corp	2,746,616
1,333,640	e	National City Corp	6,361,463
76,332		PNC Financial Services Group, Inc	4,358,557
79,398		SunTrust Banks, Inc	2,875,796
823,224	e	TCF Financial Corp	9,903,385
166,977		US Bancorp	4,656,989
683,038		Wells Fargo & Co	16,222,152
		TOTAL DEPOSITORY INSTITUTIONS	111,212,163

EATING AND DRINKING PLACES - 1.06%
345,508		Darden Restaurants, Inc	11,035,525
		TOTAL EATING AND DRINKING PLACES	11,035,525

ELECTRIC, GAS, AND SANITARY SERVICES - 6.19%
636,174	*	Allied Waste Industries, Inc	8,028,516
301,940	e	CMS Energy Corp	4,498,906
16,228		Dominion Resources, Inc	770,668
75,004		Exelon Corp	6,747,360

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE
46,963		FirstEnergy Corp	$3,866,464
122,961		FPL Group, Inc	8,063,782
6,133		MDU Resources Group, Inc	213,796
100,576		PG&E Corp	3,991,861
262,039		PPL Corp	13,696,778
44,000		Progress Energy, Inc	1,840,520
139,434		Public Service Enterprise Group, Inc	6,404,204
84,447		Questar Corp	5,999,115
3,632	e	Southern Union Co	98,137
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	64,220,107

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 2.41%
77,502	e*	Ciena Corp	1,795,721
59,636		Honeywell International, Inc	2,998,498
187,217	*	Marvell Technology Group Ltd	3,306,252
653,935		Maxim Integrated Products, Inc	13,830,725
69,202		Qualcomm, Inc	3,070,493
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	25,001,689

ENGINEERING AND MANAGEMENT SERVICES - 1.48%
408	e*	Affymax, Inc	6,491
203,461	e*	Genpact Ltd	3,035,638
5,530		KBR, Inc	193,052
147,086	*	SAIC, Inc	3,060,860
80,661	*	Shaw Group, Inc	4,984,043
96,110	*	URS Corp	4,033,737
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	15,313,821

FABRICATED METAL PRODUCTS - 1.00%
192,365	*	Crown Holdings, Inc	4,999,566
113,420		Illinois Tool Works, Inc	5,388,584
		TOTAL FABRICATED METAL PRODUCTS	10,388,150

FOOD AND KINDRED PRODUCTS - 3.59%
72,451		Archer Daniels Midland Co	2,445,221
96,860		General Mills, Inc	5,886,182
103,168	e	Hershey Co	3,381,847
207,289		Kraft Foods, Inc (Class A)	5,897,372
49,800		Molson Coors Brewing Co (Class B)	2,705,634
190,084		PepsiCo, Inc	12,087,442
328,024		Tyson Foods, Inc (Class A)	4,900,679
		TOTAL FOOD AND KINDRED PRODUCTS	37,304,377

FOOD STORES - 0.12%
43,645		Kroger Co	1,260,031
		TOTAL FOOD STORES	1,260,031

FORESTRY - 0.60%
147,673		Rayonier, Inc	6,270,196
		TOTAL FORESTRY	6,270,196

FURNITURE AND FIXTURES - 0.42%
278,864		Masco Corp	4,386,531
		TOTAL FURNITURE AND FIXTURES	4,386,531

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

GENERAL BUILDING CONTRACTORS - 0.24%
112,268	e	Ryland Group, Inc	$2,448,565
		TOTAL GENERAL BUILDING CONTRACTORS	2,448,565

GENERAL MERCHANDISE STORES - 1.36%
68,808		JC Penney Co, Inc	2,497,042
324,556		Macy's, Inc	6,302,877
94,905		Wal-Mart Stores, Inc	5,333,661
		TOTAL GENERAL MERCHANDISE STORES	14,133,580

HEALTH SERVICES - 0.57%
354,870	*	Healthsouth Corp	5,901,488
		TOTAL HEALTH SERVICES	5,901,488

HOLDING AND OTHER INVESTMENT OFFICES - 1.58%
422,163	e	Blackstone Group LP	7,687,588
23,083	e	Boston Properties, Inc	2,082,548
11	e	Cross Timbers Royalty Trust	662
60,167	e	Plum Creek Timber Co, Inc	2,569,733
29,193		Simon Property Group, Inc	2,624,159
15,774		Vornado Realty Trust	1,388,112
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	16,352,802

INDUSTRIAL MACHINERY AND EQUIPMENT - 5.60%
555,419	*	Brocade Communications Systems, Inc	4,576,653
1,678,576		General Electric Co	44,801,193
152,248		International Game Technology	3,803,155
70,001	e*	Riverbed Technology, Inc	960,414
175,238	*	Verigy Ltd	3,979,655
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	58,121,070

INSTRUMENTS AND RELATED PRODUCTS - 2.58%
52,501	*	Agilent Technologies, Inc	1,865,886
181,161		Covidien Ltd	8,675,800
61,780	*	Eagle Test Systems, Inc	691,936
66,000	*	Hologic, Inc	1,438,800
147,590		Johnson & Johnson	9,495,941
40,139	*	St. Jude Medical, Inc	1,640,882
26,002	*	Thermo Electron Corp	1,449,091
22,994	*	Zimmer Holdings, Inc	1,564,742
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	26,823,078

INSURANCE AGENTS, BROKERS AND SERVICE - 0.49%
79,345		Hartford Financial Services Group, Inc	5,123,307
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	5,123,307

INSURANCE CARRIERS - 6.61%
42,348	*	ACE Ltd	2,332,951
1,248		Aegon NV	16,361
293,320		Aetna, Inc	11,888,260
52,558		Allstate Corp	2,396,119
268,396		American International Group, Inc	7,101,758
14,569		Aspen Insurance Holdings Ltd	344,848

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE
69,386		Genworth Financial, Inc (Class A)	$1,235,765
118,833	*	Health Net, Inc	2,859,122
221,780		Lincoln National Corp	10,051,070
80,359	e	Max Re Capital Ltd	1,714,057
111,682	e	MGIC Investment Corp	682,377
110,555		Platinum Underwriters Holdings Ltd	3,605,199
149,547		Principal Financial Group	6,276,488
24,049		Prudential Financial, Inc	1,436,687
300,005		Travelers Cos, Inc	13,020,217
177,329		XL Capital Ltd (Class A)	3,645,884
		TOTAL INSURANCE CARRIERS	68,607,163

METAL MINING - 1.44%
81,088		Anglo American plc	5,695,153
79,169		Freeport-McMoRan Copper & Gold, Inc (Class B)	9,277,815
		TOTAL METAL MINING	14,972,968

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.02%
2,908	e*	Intrepid Potash, Inc	191,288
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	191,288

MISCELLANEOUS RETAIL - 0.16%
41,133		CVS Corp	1,627,633
		TOTAL MISCELLANEOUS RETAIL	1,627,633

MOTION PICTURES - 1.05%
340,020		News Corp (Class A)	5,113,901
388,869		Time Warner, Inc	5,755,261
		TOTAL MOTION PICTURES	10,869,162

NONDEPOSITORY INSTITUTIONS - 1.06%
67,765	e	Capital One Financial Corp	2,575,748
433,029	*	Fannie Mae	8,448,396
		TOTAL NONDEPOSITORY INSTITUTIONS	11,024,144

OIL AND GAS EXTRACTION - 2.60%
26,170		Anadarko Petroleum Corp	1,958,563
10,058		Baker Hughes, Inc	878,466
75,031		BJ Services Co	2,396,490
84,539	e	Chesapeake Energy Corp	5,576,192
12,780		Equitable Resources, Inc	882,587
66,183		Halliburton Co	3,512,332
305,000	*	Integra Group Holdings (GDR)	3,355,867
2,071	*	Plains Exploration & Production Co	151,121
120,888		XTO Energy, Inc	8,282,037
		TOTAL OIL AND GAS EXTRACTION	26,993,655

PAPER AND ALLIED PRODUCTS - 0.83%
41,013		Kimberly-Clark Corp	2,451,757
125,771		MeadWestvaco Corp	2,998,381
11,930	e	Mondi Ltd	73,617
10,183	*	Smurfit-Stone Container Corp	41,445
99,500		Sonoco Products Co	3,079,525
		TOTAL PAPER AND ALLIED PRODUCTS	8,644,725

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE
PETROLEUM AND COAL PRODUCTS - 14.54%
114,051		Apache Corp	$15,853,089
111,726		Cabot Oil & Gas Corp	7,567,202
439,132		Chevron Corp	43,531,155
112,564		ConocoPhillips	10,624,916
43,415		Devon Energy Corp	5,216,746
66,593		EOG Resources, Inc	8,737,002
262,674		Exxon Mobil Corp	23,149,460
28,893		LUKOIL (ADR)	2,837,548
270,798		Marathon Oil Corp	14,046,292
95,458		Occidental Petroleum Corp	8,577,856
116,431		Petroleo Brasileiro S.A. (ADR)	8,246,808
39,555	e*	SandRidge Energy, Inc	2,554,462
		TOTAL PETROLEUM AND COAL PRODUCTS	150,942,536

PIPELINES, EXCEPT NATURAL GAS - 0.03%
12,081		Spectra Energy Corp	347,208
		TOTAL PIPELINES, EXCEPT NATURAL GAS	347,208

PRIMARY METAL INDUSTRIES - 0.78%
23,268		Vallourec	8,137,503
		TOTAL PRIMARY METAL INDUSTRIES	8,137,503

RAILROAD TRANSPORTATION - 0.47%
64,146		Union Pacific Corp	4,843,023
		TOTAL RAILROAD TRANSPORTATION	4,843,023

REAL ESTATE - 0.19%
1,640,472	*	Unitech Corporate Parks plc	1,958,649
		TOTAL REAL ESTATE	1,958,649

SECURITY AND COMMODITY BROKERS - 4.02%
334,900		Charles Schwab Corp	6,878,846
75,557		Franklin Resources, Inc	6,924,799
80,807		Goldman Sachs Group, Inc	14,133,144
125,612		Invesco Ltd	3,012,176
96,530		Janus Capital Group, Inc	2,555,149
92,436		Lehman Brothers Holdings, Inc	1,831,157
98,535		Merrill Lynch & Co, Inc	3,124,545
90,967		Morgan Stanley	3,281,180
		TOTAL SECURITY AND COMMODITY BROKERS	41,740,996

TOBACCO PRODUCTS - 0.84%
175,842		Philip Morris International, Inc	8,684,836
		TOTAL TOBACCO PRODUCTS	8,684,836

TRANSPORTATION BY AIR - 0.02%
49,105	e	UAL Corp	256,328
		TOTAL TRANSPORTATION BY AIR	256,328

TRANSPORTATION EQUIPMENT - 1.00%
341,085	e*	Ford Motor Co	1,640,619

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Fund

SHARES		COMPANY		VALUE
130,245		Northrop Grumman Corp		$8,713,390
		TOTAL TRANSPORTATION EQUIPMENT		10,354,009

TRANSPORTATION SERVICES - 0.42%
221,053		UTI Worldwide, Inc		4,410,007
		TOTAL TRANSPORTATION SERVICES		4,410,007

WATER TRANSPORTATION - 0.63%
289,338	e	Royal Caribbean Cruises Ltd		6,501,425
		TOTAL WATER TRANSPORTATION		6,501,425

WHOLESALE TRADE-NONDURABLE GOODS - 1.83%
273,149		Cardinal Health, Inc		14,089,025
104,885	*	Dean Foods Co		2,057,844
48,550		Gazprom (ADR)		2,804,676
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS		18,951,545

		TOTAL COMMON STOCKS		1,052,822,485
		(Cost $1,191,917,551)

SHORT-TERM INVESTMENTS - 8.14%

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 8.14%
84,478,508		State Street Navigator Securities Lending Prime Portfolio		84,478,508
				84,478,508

		TOTAL SHORT-TERM INVESTMENTS		84,478,508
		(Cost $84,478,508)

		TOTAL PORTFOLIO - 109.58%		1,137,300,993
		(Cost $1,276,396,059)
		OTHER ASSETS & LIABILITIES, NET - (9.58)%		(99,429,463)

		NET ASSETS - 100.00%		$1,037,871,530

		The following abbreviations are used in portfolio descriptions:
		ADR -	American Depositary Receipt
		GDR -	Global Depositary Receipt
		LP -	Limited Partnership
		plc -	Public Limited Company

	*	Non-income producing.
	e	All or a portion of these securities are out on loan.
	v	Security valued at fair value.

		At June 30, 2008, the unrealized depreciation on investments was $139,095,066, consisting of
		gross unrealized appreciation of $62,582,101 and gross unrealized depreciation of $201,677,167.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
MID-CAP GROWTH FUND
STATEMENT OF INVESTMENTS (unaudited)
June 30, 2008

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.31%

AMUSEMENT AND RECREATION SERVICES - 1.55%
167,849	*	Activision, Inc	$5,718,615
181,708	e	World Wrestling Entertainment, Inc	2,811,023
		TOTAL AMUSEMENT AND RECREATION SERVICES	8,529,638

APPAREL AND ACCESSORY STORES - 0.97%
197,513	e*	Hanesbrands, Inc	5,360,503
		TOTAL APPAREL AND ACCESSORY STORES	5,360,503

APPAREL AND OTHER TEXTILE PRODUCTS - 1.49%
71,425		Guess ?, Inc	2,674,866
61,354		Phillips-Van Heusen Corp	2,246,784
52,516	e	Polo Ralph Lauren Corp	3,296,954
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	8,218,604

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.97%
125,314	*	Copart, Inc	5,365,946
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	5,365,946

BUSINESS SERVICES - 9.22%
54,888	e*	Alliance Data Systems Corp	3,103,916
235,594	*	Autonomy Corp plc	4,223,186
191,262		Aveva Group plc	5,841,582
270,037	e*	Cavium Networks, Inc	5,670,777
59,458	e*	Cerner Corp	2,686,312
97,235	*	Citrix Systems, Inc	2,859,681
51,050	*	Cognizant Technology Solutions Corp (Class A)	1,659,636
125,960	*	Electronic Arts, Inc	5,596,403
51,008	*	Juniper Networks, Inc	1,131,357
520,988	e	Michael Page International plc	2,413,217
49,289		Omnicom Group, Inc	2,212,090
147,214	*	Salesforce.com, Inc	10,044,411
113,410	*	Sybase, Inc	3,336,522
		TOTAL BUSINESS SERVICES	50,779,090

CHEMICALS AND ALLIED PRODUCTS - 8.78%
155,999		Avon Products, Inc	5,619,084
105,696		Celanese Corp (Series A)	4,826,079
83,400	e*	Cephalon, Inc	5,561,946
90,213		Church & Dwight Co, Inc	5,083,503
219,079		Ecolab, Inc	9,418,206
75,581	*	Forest Laboratories, Inc	2,625,684
142,091	*	Hospira, Inc	5,699,270
56,694	e	Shire plc (ADR)	2,785,376
243,328	*	VCA Antech, Inc	6,759,652
		TOTAL CHEMICALS AND ALLIED PRODUCTS	48,378,800

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE
COAL MINING - 3.76%
37,030		Arch Coal, Inc	$2,761,092
94,804		Consol Energy, Inc	10,653,126
82,742	e	Peabody Energy Corp	7,285,433
		TOTAL COAL MINING	20,699,651

COMMUNICATIONS - 1.57%
137,923	*	American Tower Corp (Class A)	5,827,247
73,374	*	Crown Castle International Corp	2,841,775
		TOTAL COMMUNICATIONS	8,669,022

EATING AND DRINKING PLACES - 1.25%
196,721		Yum! Brands, Inc	6,902,940
		TOTAL EATING AND DRINKING PLACES	6,902,940

ELECTRIC, GAS, AND SANITARY SERVICES - 4.35%
312,063	*	Covanta Holding Corp	8,328,961
149,014	e*	NRG Energy, Inc	6,392,701
176,554		PPL Corp	9,228,478
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	23,950,140

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 10.34%
168,136		Analog Devices, Inc	5,341,681
84,691	*	Avnet, Inc	2,310,370
105,730	*	Broadcom Corp (Class A)	2,885,372
10,626	*	First Solar, Inc	2,898,985
150,271		Harris Corp	7,587,183
117,193	e*	JA Solar Holdings Co Ltd (ADR)	1,974,702
57,341		L-3 Communications Holdings, Inc	5,210,577
572,328	*	Marvell Technology Group Ltd	10,107,313
180,155		Maxim Integrated Products, Inc	3,810,278
115,190	*	MEMC Electronic Materials, Inc	7,088,793
212,446	*	Nvidia Corp	3,976,989
413,712	e*	ON Semiconductor Corp	3,793,739
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	56,985,982

ENGINEERING AND MANAGEMENT SERVICES - 2.88%
132,004	*	Celgene Corp	8,431,095
78,369	*	McDermott International, Inc	4,850,257
102,068	e*	Savient Pharmaceuticals, Inc	2,582,320
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	15,863,672

FOOD AND KINDRED PRODUCTS - 1.73%
194,645	e*	Darling International, Inc	3,215,535
87,243	e*	Hansen Natural Corp	2,514,343
106,874		McCormick & Co, Inc	3,811,127
		TOTAL FOOD AND KINDRED PRODUCTS	9,541,005

FURNITURE AND HOME FURNISHINGS STORES - 0.83%
112,744	*	GameStop Corp (Class A)	4,554,858
		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	4,554,858

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE
GENERAL MERCHANDISE STORES - 2.44%
64,187		Costco Wholesale Corp	$4,502,076
283,608		TJX Cos, Inc	8,925,144
		TOTAL GENERAL MERCHANDISE STORES	13,427,220

HEALTH SERVICES - 1.40%
94,093		Cigna Corp	3,329,951
69,774	*	Express Scripts, Inc	4,376,225
		TOTAL HEALTH SERVICES	7,706,176

HOLDING AND OTHER INVESTMENT OFFICES - 3.28%
21,703	*	Affiliated Managers Group, Inc	1,954,572
140,307	e	Financial Select Sector SPDR Fund	2,842,620
76,465	e	iShares Russell Midcap Growth Index Fund	8,096,114
110,919		WABCO Holdings, Inc	5,153,297
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	18,046,603

INDUSTRIAL MACHINERY AND EQUIPMENT - 5.89%
219,348	*	AuthenTec, Inc	2,285,606
78,025		Flowserve Corp	10,666,018
94,728		ITT Industries, Inc	5,999,124
53,121		Joy Global, Inc	4,064,187
146,404	e	Manitowoc Co, Inc	4,762,522
320,648	*	Netezza Corp	3,681,039
71,104	e*	Riverbed Technology, Inc	975,547
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	32,434,043

INSTRUMENTS AND RELATED PRODUCTS - 8.26%
67,326		Allergan, Inc	3,504,318
28,947		Bard (C.R.), Inc	2,545,889
57,689	e*	Flir Systems, Inc	2,340,443
203,880	e*	Hologic, Inc	4,444,584
106,400	e*	Illumina, Inc	9,268,504
12,703	*	Intuitive Surgical, Inc	3,422,188
81,471	*	NuVasive, Inc	3,638,495
87,847		Rockwell Collins, Inc	4,213,142
154,892	*	St. Jude Medical, Inc	6,331,985
162,281	e*	Trimble Navigation Ltd	5,793,432
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	45,502,980

INSURANCE CARRIERS - 0.20%
46,045	*	Health Net, Inc	1,107,843
		TOTAL INSURANCE CARRIERS	1,107,843

LEGAL SERVICES - 0.96%
77,654	e*	FTI Consulting, Inc	5,316,193
		TOTAL LEGAL SERVICES	5,316,193

METAL MINING - 1.51%
24,419		Cleveland-Cliffs, Inc	2,901,095
46,002		Freeport-McMoRan Copper & Gold, Inc (Class B)	5,390,974
		TOTAL METAL MINING	8,292,069

MISCELLANEOUS RETAIL - 0.42%
130,940	e*	Dick's Sporting Goods, Inc	2,322,876
		TOTAL MISCELLANEOUS RETAIL	2,322,876

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE
NONDEPOSITORY INSTITUTIONS - 0.38%
187,672	e	CapitalSource, Inc	2,079,406
		TOTAL NONDEPOSITORY INSTITUTIONS	2,079,406

OIL AND GAS EXTRACTION - 12.88%
288,186	*	Denbury Resources, Inc	10,518,789
101,516		Equitable Resources, Inc	7,010,695
50,736	*	National Oilwell Varco, Inc	4,501,298
110,522		Noble Corp	7,179,509
47,034		Pioneer Natural Resources Co	3,681,822
41,963		Range Resources Corp	2,757,836
91,029		Saipem S.p.A.	4,254,475
121,352		Smith International, Inc	10,089,205
191,348	*	Southwestern Energy Co	9,110,078
119,570	*	Weatherford International Ltd	5,929,476
85,986		XTO Energy, Inc	5,890,901
		TOTAL OIL AND GAS EXTRACTION	70,924,084

PRIMARY METAL INDUSTRIES - 2.15%
87,436		Precision Castparts Corp	8,426,207
242,896	e	Titanium Metals Corp	3,398,115
		TOTAL PRIMARY METAL INDUSTRIES	11,824,322

REAL ESTATE - 0.76%
130,238	e	Forest City Enterprises, Inc (Class A)	4,196,268
		TOTAL REAL ESTATE	4,196,268

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.39%
36,132		Nike, Inc (Class B)	2,153,829
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCT	2,153,829

SECURITY AND COMMODITY BROKERS - 3.91%
386,368	*	Corrections Corp of America	10,613,529
12,177	*	IntercontinentalExchange, Inc	1,388,178
61,782	e	Janus Capital Group, Inc	1,635,370
44,822	e	Lazard Ltd (Class A)	1,530,671
32,297	e	Nymex Holdings, Inc	2,728,451
64,070		T Rowe Price Group, Inc	3,618,033
		TOTAL SECURITY AND COMMODITY BROKERS	21,514,232

SPECIAL TRADE CONTRACTORS - 1.39%
229,943	e*	Quanta Services, Inc	7,650,204
		TOTAL SPECIAL TRADE CONTRACTORS	7,650,204

STONE, CLAY, AND GLASS PRODUCTS - 0.72%
276,185	e	Gentex Corp	3,988,111
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	3,988,111

WATER TRANSPORTATION - 1.27%
62,634	e	Genco Shipping & Trading Ltd	4,083,737
128,621	e	Royal Caribbean Cruises Ltd	2,890,114
		TOTAL WATER TRANSPORTATION	6,973,851

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE
WHOLESALE TRADE-DURABLE GOODS - 1.01%
308,590	e*	LKQ Corp	$5,576,221
		TOTAL WHOLESALE TRADE-DURABLE GOODS	5,576,221

WHOLESALE TRADE-NONDURABLE GOODS - 0.40%
116,269	e*	Bare Escentuals, Inc	2,177,718
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	2,177,718

		TOTAL COMMON STOCKS	547,014,100
		(Cost $518,863,616)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 21.83%

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.84%
$ 4,640,000		Federal Home Loan Bank (FHLB), 07/01/08	4,640,000
			4,640,000

SHARES		COMPANY
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 20.99%
115,617,664		State Street Navigator Securities Lending Prime Portfolio	115,617,664
			115,617,664

		TOTAL SHORT-TERM INVESTMENTS	120,257,664
		(Cost $120,257,664)

		TOTAL PORTFOLIO - 121.14%	667,271,764
		(Cost $639,121,280)
		OTHER ASSETS & LIABILITIES, NET - (21.14)%	(116,423,025)

		NET ASSETS - 100.00%	$550,848,739

		The following abbreviations are used in portfolio descriptions:
		ADR -American Depositary Receipt
		plc -Public Limited Company
		SPDR -Standard & Poor's Depositary Receipt

	*	Non-income producing.
	e	All or a portion of these securities are out on loan.

		At June 30, 2008, the unrealized appreciation on investments was $28,150,484, consisting of
		gross unrealized appreciation of $67,436,247 and gross unrealized depreciation of $39,285,763.

TIAA-CREF INSTITUIONAL MUTUAL FUNDS - Mid-Cap Value Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
MID-CAP VALUE FUND
STATEMENT OF INVESTMENTS (unaudited)
June 30, 2008

SHARES		COMPANY	VALUE

COMMON STOCKS - 96.18%

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.25%
180,000	e	Pilgrim's Pride Corp	$2,338,200
		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	2,338,200

AMUSEMENT AND RECREATION SERVICES - 0.13%
37,434	*	Penn National Gaming, Inc	1,203,503
		TOTAL AMUSEMENT AND RECREATION SERVICES	1,203,503

APPAREL AND ACCESSORY STORES - 0.99%
90,000	*	AnnTaylor Stores Corp	2,156,400
86,651	*	Children's Place Retail Stores, Inc	3,128,101
244,759		Gap, Inc	4,080,133
		TOTAL APPAREL AND ACCESSORY STORES	9,364,634

APPAREL AND OTHER TEXTILE PRODUCTS - 0.18%
120,000	e	Liz Claiborne, Inc	1,698,000
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	1,698,000

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.22%
160,000		Asbury Automotive Group, Inc	2,056,000
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	2,056,000

BUSINESS SERVICES - 4.94%
145,895	*	Affiliated Computer Services, Inc (Class A)	7,803,924
20,000		Automatic Data Processing, Inc	838,000
117,000	*	CACI International, Inc (Class A)	5,355,090
170,000	*	Cadence Design Systems, Inc	1,717,000
209,245	*	Computer Sciences Corp	9,801,036
202,000	e*	DynCorp International, Inc (Class A)	3,060,300
335,943	e*	Earthlink, Inc	2,905,907
127,658		Electronic Data Systems Corp	3,145,493
37,000	*	Fiserv, Inc	1,678,690
590,300	e*	Interpublic Group of Cos, Inc	5,076,580
76,787	*	Juniper Networks, Inc	1,703,136
253,397	*	Novell, Inc	1,492,508
27,665		Visa, Inc (Class A)	2,249,441
		TOTAL BUSINESS SERVICES	46,827,105

CHEMICALS AND ALLIED PRODUCTS - 5.33%
32,634		Agrium, Inc	3,518,788
277,000		Alberto-Culver Co	7,276,790
32,000		Celanese Corp (Series A)	1,461,120
59,000		Clorox Co	3,079,800
141,096		Cytec Industries, Inc	7,698,198
57,590	*	Forest Laboratories, Inc	2,000,677
72,948	e*	Invitrogen Corp	2,863,938

TIAA-CREF INSTITUIONAL MUTUAL FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE
32,000	e	Methanex Corp	$904,423
207,148	e	Mylan Laboratories, Inc	2,500,276
167,000		PPG Industries, Inc	9,580,790
78,000		Rohm & Haas Co	3,622,320
43,193		Sigma-Aldrich Corp	2,326,375
182,369	e*	Theravance, Inc	2,164,720
370,000	e*	Verasun Energy Corp	1,528,100
		TOTAL CHEMICALS AND ALLIED PRODUCTS	50,526,315

COAL MINING - 0.26%
33,000		Arch Coal, Inc	2,475,990
		TOTAL COAL MINING	2,475,990

COMMUNICATIONS - 2.71%
35,514	*	Cablevision Systems Corp (Class A)	802,616
91,000	*	CenturyTel, Inc	3,238,690
515,000	e*	Citizens Communications Co	5,840,100
281,209	e*	Crown Media Holdings, Inc (Class A)	1,332,931
46,000		Global Payments, Inc	2,143,600
374,337		Informa plc	3,067,286
52,791	*	Liberty Media Corp - Capital (Series A)	760,190
211,164	*	Liberty Media Corp - Entertainment (Series A)	5,116,504
85,000	e	Manitoba Telecom Services, Inc	3,335,148
		TOTAL COMMUNICATIONS	25,637,065

DEPOSITORY INSTITUTIONS - 5.79%
170,000		Astoria Financial Corp	3,413,600
84,000		Bank of New York Mellon Corp	3,177,720
65,000	e	Comerica, Inc	1,665,950
49,000		Cullen/Frost Bankers, Inc	2,442,650
222,905	e	First Horizon National Corp	1,656,184
455,000		Hudson City Bancorp, Inc	7,589,400
169,000	e	Huntington Bancshares, Inc	975,130
247,936		Keycorp	2,722,337
89,000	e	M&T Bank Corp	6,278,060
48,414		National Bank of Greece S.A.	2,178,957
350,000	e	National City Corp	1,669,500
195,000	e	New York Community Bancorp, Inc	3,478,800
35,514		Northern Trust Corp	2,435,195
55,000		PNC Financial Services Group, Inc	3,140,500
465,000	e	TCF Financial Corp	5,593,950
302,400	e	Valley National Bancorp	4,768,848
67,189		Western Union Co	1,660,912
		TOTAL DEPOSITORY INSTITUTIONS	54,847,693

EATING AND DRINKING PLACES - 0.90%
268,000		Darden Restaurants, Inc	8,559,920
		TOTAL EATING AND DRINKING PLACES	8,559,920

ELECTRIC, GAS, AND SANITARY SERVICES - 12.80%
47,032		Allegheny Energy, Inc	2,356,774
492,397	*	Allied Waste Industries, Inc	6,214,050
149,735		American Electric Power Co, Inc	6,023,839
98,000		American Water Works Co, Inc	2,173,640

TIAA-CREF INSTITUIONAL MUTUAL FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE
119,980	e	CMS Energy Corp	$1,787,702
99,000		Constellation Energy Group, Inc	8,127,900
86,385	e	DPL, Inc	2,278,836
85,426		Edison International	4,389,188
57,590		Energen Corp	4,493,748
58,550		FirstEnergy Corp	4,820,422
37,000		Fortum Oyj	1,872,771
150,311	e	Integrys Energy Group, Inc	7,640,308
66,229	e*	Mirant Corp	2,592,865
297,838	e	NorthWestern Corp	7,571,042
164,132	*	NRG Energy, Inc	7,041,263
80,000	e*	Ocean Power Technologies, Inc	720,000
187,168		Pepco Holdings, Inc	4,800,859
73,908		PG&E Corp	2,933,409
152,614		PPL Corp	7,977,134
189,088		Progress Energy, Inc	7,909,551
59,000		Public Service Enterprise Group, Inc	2,709,870
125,000		Questar Corp	8,880,000
47,992		Sempra Energy	2,709,148
211,164		Southern Union Co	5,705,651
99,823		Williams Cos, Inc	4,023,865
175,650		Xcel Energy, Inc	3,525,296
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	121,279,131

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 2.94%
101,743	e*	Cree, Inc	2,320,758
229,401	*	Fairchild Semiconductor International, Inc	2,690,874
195,807	e*	Infineon Technologies AG. (ADR)	1,670,234
69,500		L-3 Communications Holdings, Inc	6,315,465
315,000	e*	LSI Logic Corp	1,934,100
120,000	*	Marvell Technology Group Ltd	2,119,200
215,000		Maxim Integrated Products, Inc	4,547,250
278,353	e*	Micron Technology, Inc	1,670,118
60,000	*	Novellus Systems, Inc	1,271,400
83,000	*	Nvidia Corp	1,553,760
383,935	e*	Tellabs, Inc	1,785,298
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	27,878,457

ENGINEERING AND MANAGEMENT SERVICES - 1.01%
45,000	*	McDermott International, Inc	2,785,050
29,000	e*	Shaw Group, Inc	1,791,910
118,000	*	URS Corp	4,952,460
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	9,529,420

FABRICATED METAL PRODUCTS - 1.89%
83,000		Commercial Metals Co	3,129,100
438,646	*	Crown Holdings, Inc	11,400,410
96,000	e	Pentair, Inc	3,361,920
		TOTAL FABRICATED METAL PRODUCTS	17,891,430

FOOD AND KINDRED PRODUCTS - 3.71%
190,000		Del Monte Foods Co	1,349,000
108,000		H.J. Heinz Co	5,167,800
79,667		McCormick & Co, Inc	2,840,925

TIAA-CREF INSTITUIONAL MUTUAL FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE
65,000		Molson Coors Brewing Co (Class B)	$3,531,450
63,349		Pepsi Bottling Group, Inc	1,768,704
90,000		Reynolds American, Inc	4,200,300
540,000	e*	Smithfield Foods, Inc	10,735,200
370,000		Tyson Foods, Inc (Class A)	5,527,800
		TOTAL FOOD AND KINDRED PRODUCTS	35,121,179

FOOD STORES - 1.07%
280,273		Kroger Co	8,091,482
65,269	*	Supervalu, Inc	2,016,159
		TOTAL FOOD STORES	10,107,641

FURNITURE AND FIXTURES - 0.69%
340,000	e	Masco Corp	5,348,200
150,000	e	Tempur-Pedic International, Inc	1,171,500
		TOTAL FURNITURE AND FIXTURES	6,519,700

FURNITURE AND HOME FURNISHINGS STORES - 0.12%
400,000	e	Circuit City Stores, Inc	1,156,000
		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	1,156,000

GENERAL BUILDING CONTRACTORS - 0.74%
185,000	e	Ryland Group, Inc	4,034,850
49,473	e	Vinci S.A.	3,021,012
		TOTAL GENERAL BUILDING CONTRACTORS	7,055,862

GENERAL MERCHANDISE STORES - 0.24%
115,000		Macy's, Inc	2,233,300
		TOTAL GENERAL MERCHANDISE STORES	2,233,300

HEALTH SERVICES - 0.99%
60,950	*	DaVita, Inc	3,238,273
211,164	*	Healthsouth Corp	3,511,657
55,000	*	WellPoint, Inc	2,621,300
		TOTAL HEALTH SERVICES	9,371,230

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.25%
22,000	e	Bouygues S.A.	1,451,488
12,000	*	Foster Wheeler Ltd	877,800
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	2,329,288

HOLDING AND OTHER INVESTMENT OFFICES - 12.72%
28,500	*	Affiliated Managers Group, Inc	2,566,710
64,300		Boston Properties, Inc	5,801,146
57,590	e	CBL & Associates Properties, Inc	1,315,356
48,400		Douglas Emmett, Inc	1,063,348
57,590		Equity Residential	2,203,969
16,500	e	Essex Property Trust, Inc	1,757,250
40,313	e	General Growth Properties, Inc	1,412,164
75,000	e	Glimcher Realty Trust	838,500
61,329	g,m,v*	GSC Capital Corp	0
510,000		iShares Russell 1000 Value Index Fund	35,215,500
285,000		iShares Russell Midcap Value Index Fund	36,662,400
71,988		Kimco Realty Corp	2,485,026

TIAA-CREF INSTITUIONAL MUTUAL FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE
33,000		Mack-Cali Realty Corp	$1,127,610
29,000		Pennsylvania Real Estate Investment Trust	671,060
84,000	e	Plum Creek Timber Co, Inc	3,587,640
39,353	e	Post Properties, Inc	1,170,752
72,948	e	Potlatch Corp	3,291,414
42,000		Prologis	2,282,700
26,000		Public Storage, Inc	2,100,540
76,787		Taubman Centers, Inc	3,735,688
240,500	e*	Vantage Drilling Co	2,075,515
104,622		Vornado Realty Trust	9,206,736
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	120,571,024

HOTELS AND OTHER LODGING PLACES - 0.96%
69,000	e	Accor S.A.	4,583,655
32,634	e	Orient-Express Hotels Ltd (Class A)	1,417,621
78,000		Starwood Hotels & Resorts Worldwide, Inc	3,125,460
		TOTAL HOTELS AND OTHER LODGING PLACES	9,126,736

INDUSTRIAL MACHINERY AND EQUIPMENT - 1.60%
395,000	*	Brocade Communications Systems, Inc	3,254,800
58,550		Curtiss-Wright Corp	2,619,527
22,900		Deere & Co	1,651,777
95,000		Dover Corp	4,595,150
40,020		Ingersoll-Rand Co Ltd (Class A)	1,497,949
21,000		Joy Global, Inc	1,592,430
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	15,211,633

INSTRUMENTS AND RELATED PRODUCTS - 2.73%
52,791	*	Agilent Technologies, Inc	1,876,192
50,000		Applied Biosystems, Inc	1,674,000
34,200		Beckman Coulter, Inc	2,309,526
72,948	e	Cooper Cos, Inc	2,710,018
13,918	*	Mettler-Toledo International, Inc	1,320,261
80,000	*	Teradyne, Inc	885,600
123,000	*	Thermo Electron Corp	6,854,790
80,000	*	Waters Corp	5,160,000
225,000		Xerox Corp	3,051,000
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	25,841,387

INSURANCE AGENTS, BROKERS AND SERVICE - 0.77%
110,000		AON Corp	5,053,400
34,500		Hartford Financial Services Group, Inc	2,227,665
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	7,281,065

INSURANCE CARRIERS - 5.77%
103,900	*	ACE Ltd	5,723,851
133,000		Aetna, Inc	5,390,490
31,600		Assurant, Inc	2,084,336
97,903		Axis Capital Holdings Ltd	2,918,488
89,000		Cincinnati Financial Corp	2,260,600
57,590	e	CNA Financial Corp	1,448,389
220,000	*	Conseco, Inc	2,182,400
52,200		Everest Re Group Ltd	4,160,862
185,000		Genworth Financial, Inc (Class A)	3,294,850

TIAA-CREF INSTITUIONAL MUTUAL FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE
40,000		Hanover Insurance Group, Inc	$1,700,000
100,000	*	Health Net, Inc	2,406,000
44,000		Lincoln National Corp	1,994,080
106,000		Max Re Capital Ltd	2,260,980
100,000	e	Nationwide Financial Services, Inc (Class A)	4,801,000
46,072	e	OneBeacon Insurance Group Ltd	809,485
40,000		PartnerRe Ltd	2,765,200
165,000	e	Principal Financial Group	6,925,050
76,787		XL Capital Ltd (Class A)	1,578,741
		TOTAL INSURANCE CARRIERS	54,704,802

METAL MINING - 1.97%
224,000		Anglo American plc	15,732,466
30,500	e	Cameco Corp	1,310,091
25,000		Compania de Minas Buenaventura S.A. (ADR)	1,634,250
		TOTAL METAL MINING	18,676,807

MISCELLANEOUS RETAIL - 0.39%
76,787	e	Barnes & Noble, Inc	1,907,389
21,000		Compagnie Financiere Richemont AG.	1,165,411
375,297	e*	Rite Aid Corp	596,722
		TOTAL MISCELLANEOUS RETAIL	3,669,522

MOTION PICTURES - 0.41%
28,795		CBS Corp (Class B)	561,215
107,502	*	Discovery Holding Co (Class A)	2,360,744
61,430	e	Regal Entertainment Group (Class A)	938,650
		TOTAL MOTION PICTURES	3,860,609

NONDEPOSITORY INSTITUTIONS - 0.75%
37,000		Capital One Financial Corp	1,406,370
1	*	Guaranty Financial Group, Inc	5
157,218	e*	Heckmann Corp	1,408,673
157,218	*	Heckmann Corp	400,906
260,000	*	Marathon Acquisition Corp	2,033,200
139,000	*	Marathon Acquisition Corp	125,100
90,000	*	SLM Corp	1,741,500
		TOTAL NONDEPOSITORY INSTITUTIONS	7,115,754

OIL AND GAS EXTRACTION - 2.63%
117,000		BJ Services Co	3,736,980
26,875		Equitable Resources, Inc	1,855,988
88,000	*	Forest Oil Corp	6,556,000
59,000		Pioneer Natural Resources Co	4,618,520
132,000	*	Pride International, Inc	6,242,280
72,153	*	Rex Energy Corp	1,904,839
		TOTAL OIL AND GAS EXTRACTION	24,914,607

PAPER AND ALLIED PRODUCTS - 1.33%
145,895		Greif, Inc (Class A)	9,341,657
117,000		MeadWestvaco Corp	2,789,280
46,072	e	Temple-Inland, Inc	519,231
		TOTAL PAPER AND ALLIED PRODUCTS	12,650,168

TIAA-CREF INSTITUIONAL MUTUAL FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE
PETROLEUM AND COAL PRODUCTS - 3.55%
65,000		Cabot Oil & Gas Corp	$4,402,450
89,000		Hess Corp	11,230,910
44,000	*	Newfield Exploration Co	2,871,000
118,000		Noble Energy, Inc	11,866,080
28,470	e*	SandRidge Energy, Inc	1,838,593
71,000	e	Tesoro Corp	1,403,670
		TOTAL PETROLEUM AND COAL PRODUCTS	33,612,703

PRIMARY METAL INDUSTRIES - 1.19%
25,000		Precision Castparts Corp	2,409,250
13,300		United States Steel Corp	2,457,574
18,429		Vallourec	6,445,162
		TOTAL PRIMARY METAL INDUSTRIES	11,311,986

PRINTING AND PUBLISHING - 0.34%
68,628	e	Gannett Co, Inc	1,487,169
62,389	e	Meredith Corp	1,764,985
		TOTAL PRINTING AND PUBLISHING	3,252,154

RAILROAD TRANSPORTATION - 1.20%
152,000		CSX Corp	9,547,120
29,000		Norfolk Southern Corp	1,817,430
		TOTAL RAILROAD TRANSPORTATION	11,364,550

REAL ESTATE - 0.03%
15,357	e*	Forestar Real Estate Group, Inc	292,551
		TOTAL REAL ESTATE	292,551

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.38%
75,000	*	Goodyear Tire & Rubber Co	1,337,250
137,257		Newell Rubbermaid, Inc	2,304,545
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCT	3,641,795

SECURITY AND COMMODITY BROKERS - 2.18%
110,000		Ameriprise Financial, Inc	4,473,700
199,000		Charles Schwab Corp	4,087,460
120,000		Invesco Ltd	2,877,600
89,000		Janus Capital Group, Inc	2,355,830
180,000	e	Jefferies Group, Inc	3,027,600
40,000	e	Lazard Ltd (Class A)	1,366,000
70,000		Waddell & Reed Financial, Inc (Class A)	2,450,700
		TOTAL SECURITY AND COMMODITY BROKERS	20,638,890

TOBACCO PRODUCTS - 0.59%
69,000	*	Lorillard, Inc	4,772,040
50,000	e	Vector Group Ltd	806,500
		TOTAL TOBACCO PRODUCTS	5,578,540

TRANSPORTATION BY AIR - 0.88%
450,000	e*	AMR Corp	2,304,000
220,000	e*	Continental Airlines, Inc (Class B)	2,224,200
330,000	e*	easyJet plc	1,764,741

TIAA-CREF INSTITUIONAL MUTUAL FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE
400,000	e	UAL Corp	$2,088,000
		TOTAL TRANSPORTATION BY AIR	8,380,941

TRANSPORTATION EQUIPMENT - 3.07%
83,000		Autoliv, Inc	3,869,460
230,361		BAE Systems plc	2,021,962
235,000	e	Brunswick Corp	2,491,000
1,483,205	e*	Ford Motor Co	7,134,216
14,500		General Dynamics Corp	1,220,900
96,000	e	Group 1 Automotive, Inc	1,907,520
35,514		Harsco Corp	1,932,317
144,000	*	Pactiv Corp	3,057,120
204,000	*	Spirit Aerosystems Holdings, Inc (Class A)	3,912,720
85,426	*	TRW Automotive Holdings Corp	1,577,818
		TOTAL TRANSPORTATION EQUIPMENT	29,125,033

WATER TRANSPORTATION - 1.36%
121,899	e	Danaos Corp	2,681,778
59,000	e	DryShips, Inc	4,730,620
12,900		Globus Maritime Ltd	118,088
65,269	e	Omega Navigation Enterprises, Inc (Class A)	1,077,591
190,000	e	Royal Caribbean Cruises Ltd	4,269,300
		TOTAL WATER TRANSPORTATION	12,877,377

WHOLESALE TRADE-DURABLE GOODS - 0.50%
17,000		Reliance Steel & Aluminum Co	1,310,530
86,000		Sims Group Ltd	3,431,400
		TOTAL WHOLESALE TRADE-DURABLE GOODS	4,741,930

WHOLESALE TRADE-NONDURABLE GOODS - 0.73%
30,000	e, v	Akzo Nobel NV (ADR)	2,051,700
127,000	*	Dean Foods Co	2,491,740
93,104	e	Macquarie Infrastructure Co LLC	2,354,600
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	6,898,040

		TOTAL COMMON STOCKS	911,347,667
		(Cost $950,630,744)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 23.32%

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 4.26%
$ 40,360,000		Federal Home Loan Bank (FHLB), 07/01/08	40,360,000
			40,360,000
SHARES		COMPANY
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 19.06%
180,606,974		State Street Navigator Securities Lending Prime Portfolio	180,606,974
			180,606,974

		TOTAL SHORT-TERM INVESTMENTS	220,966,974
		(Cost $220,966,974)

TIAA-CREF INSTITUIONAL MUTUAL FUNDS - Mid-Cap Value Fund

		VALUE
	TOTAL PORTFOLIO - 119.50%
	(Cost $1,171,597,718)	1,132,314,641

	OTHER ASSETS & LIABILITIES, NET - (19.50)%	$(184,741,903)

	NET ASSETS - 100.00%	$947,572,738

	The following abbreviations are used in portfolio descriptions:
	ADR - American Depositary Receipt
	plc - Public Limited Company
	LLC - Limited Liability Company

*	Non-income producing.
e	All or a portion of these securities are out on loan.
g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933
	and may be resold in transactions exempt from registration to qualified institutional
	buyers. At June 30, 2008, the value of these securities amounted to $0
	or 0.00% of net assets.
m	Indicates a security has been deemed illiquid.
v	Security valued at fair value.

	At June 30, 2008, the unrealized depreciation on investments was $39,283,077, consisting of
	gross unrealized appreciation of $96,633,031 and gross unrealized depreciation of $135,916,108.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
SMALL-CAP EQUITY FUND
STATEMENT OF INVESTMENTS (unaudited)
June 30, 2008

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.09%

AGRICULTURAL PRODUCTION-CROPS - 0.06%
20,600	e*	Chiquita Brands International, Inc	$312,502
		TOTAL AGRICULTURAL PRODUCTION-CROPS	312,502

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.23%
36,206	e	Cal-Maine Foods, Inc	1,194,436
		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	1,194,436

AMUSEMENT AND RECREATION SERVICES - 0.47%
37,700	*	Bally Technologies, Inc	1,274,260
357	e	Dover Downs Gaming & Entertainment, Inc	2,292
258,500	*	Six Flags, Inc	297,275
24,652	e*	Town Sports International Holdings, Inc	230,250
20,000	e*	WMS Industries, Inc	595,400
		TOTAL AMUSEMENT AND RECREATION SERVICES	2,399,477

APPAREL AND ACCESSORY STORES - 1.85%
53,136	e*	Aeropostale, Inc	1,664,751
11,700	e	Buckle, Inc	535,041
60,400	*	Carter's, Inc	834,728
1,928		Cato Corp (Class A)	27,455
37,700	*	Charlotte Russe Holding, Inc	669,552
32,700	e*	Children's Place Retail Stores, Inc	1,180,470
31,400		Christopher & Banks Corp	213,520
29,097	e*	Collective Brands, Inc	338,398
43,119	*	Dress Barn, Inc	576,932
50,800	*	HOT Topic, Inc	274,828
20,000	e*	J Crew Group, Inc	660,200
26,300	e*	JOS A Bank Clothiers, Inc	703,525
44,000	*	New York & Co, Inc	401,720
21,000	*	Tween Brands, Inc	345,660
203,954	*	Wet Seal, Inc (Class A)	972,861
		TOTAL APPAREL AND ACCESSORY STORES	9,399,641

APPAREL AND OTHER TEXTILE PRODUCTS - 0.86%
24,908	e*	G-III Apparel Group Ltd	307,365
36,863	e*	Gymboree Corp	1,477,100
34,500	e*	Maidenform Brands, Inc	465,750
102,900	*	Quiksilver, Inc	1,010,478
25,800	e*	Warnaco Group, Inc	1,137,006
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	4,397,699

AUTO REPAIR, SERVICES AND PARKING - 0.21%
50,900	*	Exide Technologies	853,084
13,800	*	Midas, Inc	186,300

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
664	*	Wright Express Corp	$16,467
		TOTAL AUTO REPAIR, SERVICES AND PARKING	1,055,851

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.01%
13,600	*	Builders FirstSource, Inc	72,216
265	*	Central Garden & Pet Co	1,206
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	73,422

BUSINESS SERVICES - 11.90%
622,269	*	3Com Corp	1,319,210
24,406	e	Aaron Rents, Inc	544,986
25,369	e	ABM Industries, Inc	564,460
153,911	e*	Actuate Corp	601,792
50,965	e	Administaff, Inc	1,421,414
65,200	e*	American Reprographics Co	1,085,580
7,639	*	Ansoft Corp	278,060
1	*	Art Technology Group, Inc	3
14,700	*	Blackboard, Inc	561,981
45,202	e*	Blue Coat Systems, Inc	637,800
15,000	*	Bottomline Technologies, Inc	145,950
11,000		Brady Corp (Class A)	379,830
12,600	*	CACI International, Inc (Class A)	576,702
63,100	*	Ciber, Inc	391,851
18,100	*	CMGI, Inc	191,860
31,981	*	Commvault Systems, Inc	532,164
27,416	e	Compass Diversified Trust	313,365
106,107	*	CSG Systems International, Inc	1,169,299
1,800	e*	DealerTrack Holdings, Inc	25,398
43,200		Deluxe Corp	769,824
35,471	e*	Dice Holdings, Inc	292,990
29,473	e*	Digital River, Inc	1,137,068
32,000	e*	DynCorp International, Inc (Class A)	484,800
208,544	e*	Earthlink, Inc	1,803,906
45,300	e*	Eclipsys Corp	831,708
158,900	*	Evergreen Energy, Inc	276,486
59,100	e*	FalconStor Software, Inc	418,428
9,200	*	Forrester Research, Inc	284,096
83,800	e*	Gartner, Inc	1,736,336
19,300	*	Gerber Scientific, Inc	219,634
61,000	e*	Global Cash Access, Inc	418,460
60,279	e*	Global Sources Ltd	915,035
70,500	e*	H&E Equipment Services, Inc	847,410
63,500	e	Heartland Payment Systems, Inc	1,498,600
23,269	e	Heidrick & Struggles International, Inc	643,155
24,100		infoGROUP, Inc	105,799
25,056	*	Informatica Corp	376,842
876		Infospace, Inc	7,297
17,500	e*	Interactive Intelligence, Inc	203,700
67,300	*	Internap Network Services Corp	314,964
50,500	*	Interwoven, Inc	606,505
7,400	e	Jack Henry & Associates, Inc	160,136
68,300	*	JDA Software Group, Inc	1,236,230
25,800	*	Kenexa Corp	486,072
7,800	*	Keynote Systems, Inc	100,464
33,875	*	Kforce, Inc	287,599

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
13,252	*	Korn/Ferry International	$208,454
88,400	*	Lawson Software, Inc	642,668
49,100	*	Limelight Networks, Inc	187,562
16,500	*	Liquidity Services, Inc	190,245
43,800	*	Magma Design Automation, Inc	265,866
70,234	e*	Manhattan Associates, Inc	1,666,653
34,551	*	Mantech International Corp (Class A)	1,662,594
13,300	*	MicroStrategy, Inc (Class A)	861,175
8,300	*	Monotype Imaging Holdings, Inc	101,094
133,113	*	MPS Group, Inc	1,414,991
3,400	*	NCI, Inc (Class A)	77,792
20,981	*	Ness Technologies, Inc	212,328
24,300	e*	NetFlix, Inc	633,501
48,803	*	On Assignment, Inc	391,400
12,000	*	Online Resources Corp	100,200
64,549	e*	Parametric Technology Corp	1,076,032
66,200	e*	Perficient, Inc	639,492
68,927	*	Perot Systems Corp (Class A)	1,034,594
84,200	*	Premiere Global Services, Inc	1,227,636
57,143	*	Progress Software Corp	1,461,147
103,900	*	Quest Software, Inc	1,538,759
23,100	*	Radisys Corp	209,286
62,300	e*	Rent-A-Center, Inc	1,281,511
26,600	e	Rollins, Inc	394,212
203,100	*	Sapient Corp	1,303,902
31,400	*	Secure Computing Corp	129,996
7,400	e*	Sonus Networks, Inc	25,308
18,412	e	Sotheby's	485,524
46,653	e*	SPSS, Inc	1,696,770
17,500	*	SuccessFactors, Inc	191,625
75,568	e*	Sybase, Inc	2,223,211
71,890	*	SYKES Enterprises, Inc	1,355,845
48,461	e*	SYNNEX Corp	1,215,886
31,500	*	Take-Two Interactive Software, Inc	805,455
71,736	e*	TeleTech Holdings, Inc	1,431,851
25,000	e*	THQ, Inc	506,500
40,287	*	TIBCO Software, Inc	308,196
121,446	e	United Online, Inc	1,218,103
63,100	*	Valueclick, Inc	955,965
27,482	*	Virtusa Corp	278,393
61,700	*	Websense, Inc	1,039,028
63,000	*	Wind River Systems, Inc	686,070
		TOTAL BUSINESS SERVICES	60,542,069

CHEMICALS AND ALLIED PRODUCTS - 7.79%
25,068	e*	Acorda Therapeutics, Inc	822,982
59,800	*	Adolor Corp	327,704
48,333	*	Albany Molecular Research, Inc	641,379
11,700	d,e*	Alexion Pharmaceuticals, Inc	848,250
36,800	*	Alkermes, Inc	454,848
26,635	e*	Alnylam Pharmaceuticals, Inc	711,954
10,000	e*	Alpharma, Inc (Class A)	225,300
63,950	*	American Oriental Bioengineering, Inc	631,187
29,201	e	Arch Chemicals, Inc	968,013

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
28,400	*	Arqule, Inc	$92,300
4,931	e*	Auxilium Pharmaceuticals, Inc	165,780
7,200	*	Avant Immunotherapeutics, Inc	104,832
2,000	e*	Bentley Pharmaceuticals, Inc	32,300
8,300	*	Biodel, Inc	107,900
16,300	*	BioMimetic Therapeutics, Inc	194,296
4,900	e*	Caraco Pharmaceutical Laboratories Ltd	64,680
27,800	e*	Cell Genesys, Inc	72,280
4,895		CF Industries Holdings, Inc	747,956
18,991	e*	Chattem, Inc	1,235,365
85,923	e*	Cubist Pharmaceuticals, Inc	1,534,585
59,800	e*	Dendreon Corp	266,110
23,200	*	Elizabeth Arden, Inc	352,176
18,400	e*	Emergent Biosolutions, Inc	182,712
89,100		Ferro Corp	1,671,516
73,100	*	Geron Corp	252,195
76,946	e*	Halozyme Therapeutics, Inc	413,969
44,224		Hercules, Inc	748,712
22,900	*	Idenix Pharmaceuticals, Inc	166,483
8,000	*	Idera Pharmaceuticals, Inc	116,880
23,998	e*	Immucor, Inc	621,068
51,500	e	Innophos Holdings, Inc	1,645,425
47,282		Innospec, Inc	889,847
24,500	*	Inspire Pharmaceuticals, Inc	104,860
35,265		Koppers Holdings, Inc	1,476,546
15,700	*	Landec Corp	101,579
38,138	e*	Martek Biosciences Corp	1,285,632
79,729	*	Medicines Co	1,580,229
73,700	e	Medicis Pharmaceutical Corp (Class A)	1,531,486
15,800		Minerals Technologies, Inc	1,004,722
12,000	*	Momenta Pharmaceuticals, Inc	147,600
58,540	e*	Nabi Biopharmaceuticals	230,648
30,500	*	Neurocrine Biosciences, Inc	127,795
17,179	e	NewMarket Corp	1,137,765
7,000	e*	Noven Pharmaceuticals, Inc	74,830
19,400	*	NPS Pharmaceuticals, Inc	86,330
53,800	e*	Obagi Medical Products, Inc	459,990
18,000		Olin Corp	471,240
18,380	e*	OM Group, Inc	602,680
3,818	e*	Omrix Biopharmaceuticals, Inc	60,095
14,000	e*	Onyx Pharmaceuticals, Inc	498,400
11,900	*	Orexigen Therapeutics, Inc	93,891
58,086	e*	OSI Pharmaceuticals, Inc	2,400,114
7,400	*	Osiris Therapeutics, Inc	95,090
35,527	e*	Pain Therapeutics, Inc	280,663
16,173	e	Perrigo Co	513,816
46,644	e*	PetMed Express, Inc	571,389
30,000	e*	Pozen, Inc	326,400
51,000	*	Prestige Brands Holdings, Inc	543,660
20,100	*	Salix Pharmaceuticals Ltd	141,303
73,817	e	Sciele Pharma, Inc	1,428,359
15,600	*	United Therapeutics Corp	1,524,900
26,511	e*	Valeant Pharmaceuticals International	453,603
125,000	e*	Viropharma, Inc	1,382,500

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
53,990	e*	WR Grace & Co	$1,268,225
7,400	*	Xenoport, Inc	288,822
		TOTAL CHEMICALS AND ALLIED PRODUCTS	39,606,146

COAL MINING - 0.44%
5,617	*	Alpha Natural Resources, Inc	585,797
61,200	*	International Coal Group, Inc	798,660
12,200	*	James River Coal Co	716,018
7,200	*	Westmoreland Coal Co	151,992
		TOTAL COAL MINING	2,252,467

COMMUNICATIONS - 2.55%
30,594	e*	Anixter International, Inc	1,820,037
35,085	e	Atlantic Tele-Network, Inc	965,188
42,100	e*	Brightpoint, Inc	307,330
239,955	e*	Centennial Communications Corp	1,677,286
441,405	*	Cincinnati Bell, Inc	1,756,792
28,273	e*	Cox Radio, Inc (Class A)	333,621
21,500	*	Cumulus Media, Inc (Class A)	84,710
105,694	*	Foundry Networks, Inc	1,249,303
58,600		IDT Corp (Class B)	99,620
26,000	*	iPCS, Inc	770,380
55,508	e*	j2 Global Communications, Inc	1,276,684
4,900	*	Neutral Tandem, Inc	85,750
67,456	e*	Novatel Wireless, Inc	750,785
54,140		NTELOS Holdings Corp	1,373,532
17,600	*	TeleCommunication Systems, Inc	81,488
27,200		USA Mobility, Inc	205,360
52,000	*	Virgin Mobile USA, Inc	143,000
		TOTAL COMMUNICATIONS	12,980,866

DEPOSITORY INSTITUTIONS - 5.49%
13,000	e	1st Source Corp	209,300
31,313	e	Ameris Bancorp	272,423
12,202	e	Bancfirst Corp	522,246
900	e	Bank Mutual Corp	9,036
13,735	e	Bank of the Ozarks, Inc	204,102
38,985	e	Banner Corp	345,407
28,300	e	Berkshire Hills Bancorp, Inc	669,295
10,515	e	Chemical Financial Corp	214,506
52,718	e	Columbia Banking System, Inc	1,019,039
34,356	e	Community Trust Bancorp, Inc	902,189
2,980	e	First Bancorp	37,667
44,829	e	First Financial Bancorp	412,427
20,000	e	First Financial Bankshares, Inc	916,200
565	e	First Financial Holdings, Inc	9,707
41,100	e	First Merchants Corp	745,965
125,345	e	First Niagara Financial Group, Inc	1,611,937
19,137	e	First Place Financial Corp	179,888
2	e	Fulton Financial Corp	20
12,100		Greene County Bancshares, Inc	169,642
26,025	e	Hanmi Financial Corp	135,590
4,200		Home Bancshares, Inc	94,416

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
29,386	e	Integra Bank Corp	$230,092
9,200		Lakeland Bancorp, Inc	112,056
4,200		Lakeland Financial Corp	80,136
9,200		MainSource Financial Group, Inc	142,600
20,407	e	Nara Bancorp, Inc	218,967
23,600	e	NBT Bancorp, Inc	486,396
40,000	*	Net 1 UEPS Technologies, Inc	972,000
59,200	e	Northwest Bancorp, Inc	1,291,744
5,900	e	Old Second Bancorp, Inc	68,558
8,200	*	Pinnacle Financial Partners, Inc	164,738
63,733	e	Prosperity Bancshares, Inc	1,703,583
21,400		Provident Financial Services, Inc	299,814
16,956	e	Renasant Corp	249,762
17,554	e	Republic Bancorp, Inc (Class A)	431,828
8,300		Sandy Spring Bancorp, Inc	137,614
25,700		Santander BanCorp	272,677
11,818	e	SCBT Financial Corp	337,522
11,019	e	Sierra Bancorp	181,814
33,503	e	Simmons First National Corp (Class A)	937,079
64,945		Southwest Bancorp, Inc	746,868
130,638	e	Sterling Bancshares, Inc	1,187,499
53,400	e	Sterling Financial Corp	221,076
600	e	Suffolk Bancorp	17,628
59,982	e*	Sun Bancorp, Inc	608,825
35,500	e*	SVB Financial Group	1,707,905
69,600	e*	Texas Capital Bancshares, Inc	1,113,600
50,996	e	Trustmark Corp	900,079
20,600	e	UMB Financial Corp	1,056,162
88,264	e	Umpqua Holdings Corp	1,070,642
36,292	e	United Community Banks, Inc	309,571
23,900		Westamerica Bancorporation	1,256,901
84,062	e	Wilshire Bancorp, Inc	720,411
		TOTAL DEPOSITORY INSTITUTIONS	27,917,149

EATING AND DRINKING PLACES - 1.37%
25,300	*	AFC Enterprises	202,147
50,584	e	Bob Evans Farms, Inc	1,446,702
10,700	*	California Pizza Kitchen, Inc	119,733
26,089	e*	CEC Entertainment, Inc	730,753
9,500		CKE Restaurants, Inc	118,465
262,890	e*	Denny's Corp	746,608
51,800	e*	Jack in the Box, Inc	1,160,838
101,500	*	Krispy Kreme Doughnuts, Inc	506,485
51,668	*	Papa John's International, Inc	1,373,852
26,000	e*	PF Chang's China Bistro, Inc	580,840
		TOTAL EATING AND DRINKING PLACES	6,986,423

EDUCATIONAL SERVICES - 0.31%
12,700	*	American Public Education, Inc	495,808
8,900		DeVry, Inc	477,218
5,000	*	Learning Tree International, Inc	85,500
5	*	Lincoln Educational Services Corp	58
2,448		Strayer Education, Inc	511,803
		TOTAL EDUCATIONAL SERVICES	1,570,387

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
ELECTRIC, GAS, AND SANITARY SERVICES - 3.28%
19,600	e	American States Water Co	$684,824
27,569		Avista Corp	591,631
4,700		Chesapeake Utilities Corp	120,884
21,524	*	Clean Harbors, Inc	1,529,495
95,300	*	El Paso Electric Co	1,886,940
30,700		New Jersey Resources Corp	1,002,355
21,500		Northwest Natural Gas Co	994,590
13,936	e	NorthWestern Corp	354,253
8,100	e	Otter Tail Corp	314,523
52,000		Piedmont Natural Gas Co, Inc	1,360,320
71,962		Portland General Electric Co	1,620,584
68,887		Southwest Gas Corp	2,048,011
63,914	e	UIL Holdings Corp	1,879,711
22,500		Unisource Energy Corp	697,725
45,808		WGL Holdings, Inc	1,591,370
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	16,677,216

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 8.57%
20,100	*	Acme Packet, Inc	155,976
21,800	*	Actel Corp	367,330
43,000	e	Acuity Brands, Inc	2,067,440
87,800	*	Advanced Analogic Technologies, Inc	362,614
26,400	e*	American Superconductor Corp	946,440
127,756	e*	Amkor Technology, Inc	1,329,940
51,200	e*	Anadigics, Inc	504,320
16,771	*	Arris Group, Inc	141,715
34,700	e*	Atheros Communications, Inc	1,041,000
117,100	*	Avanex Corp	132,323
21,000	*	AZZ, Inc	837,900
31,000	e	Baldor Electric Co	1,084,380
69,800	*	Benchmark Electronics, Inc	1,140,532
45,500	*	BigBand Networks, Inc	215,215
25,266	e*	Ceradyne, Inc	866,624
18,100	*	Checkpoint Systems, Inc	377,928
24,200		Cubic Corp	539,176
19,500	*	Energy Conversion Devices, Inc	1,435,980
99,300	*	GrafTech International Ltd	2,664,219
112,200	*	Harmonic, Inc	1,067,022
31,300	*	InterVoice, Inc	178,410
7,600	*	IXYS Corp	90,744
17,710	*	Littelfuse, Inc	558,751
16,200	*	Mercury Computer Systems, Inc	121,986
136,187		Methode Electronics, Inc	1,423,154
46,400	e*	Microsemi Corp	1,168,352
37,200	*	Microvision, Inc	102,300
8,146	e*	MIPS Technologies, Inc	30,548
29,898	*	Monolithic Power Systems, Inc	646,395
14,225	e*	Moog, Inc (Class A)	529,739
34,200	e*	Multi-Fineline Electronix, Inc	946,314
4,600	*	NVE Corp	145,636
50,044	e*	Omnivision Technologies, Inc	605,032
57,809	e*	ON Semiconductor Corp	530,109

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
17,500	*	Oplink Communications, Inc	$168,000
21,429	*	OSI Systems, Inc	459,009
20,600		Park Electrochemical Corp	500,786
31,600	*	Pericom Semiconductor Corp	468,944
6,200	e	Plantronics, Inc	138,384
56,128	*	Plexus Corp	1,553,623
152,500	e*	PMC - Sierra, Inc	1,166,625
67,800	*	Polycom, Inc	1,651,608
62,300	e*	Polypore International, Inc	1,578,059
76,300	*	Quantum Fuel Systems Technologies Worldwide, Inc	235,004
24,000	e	Regal-Beloit Corp	1,014,000
82,100	*	Semtech Corp	1,155,147
142,914	e*	Silicon Image, Inc	1,036,127
164,537	e*	Silicon Storage Technology, Inc	455,767
98,900	e*	Skyworks Solutions, Inc	976,143
126,100	*	Spansion, Inc (Class A)	283,725
28,500	e*	Standard Microsystems Corp	773,775
36,968	*	Stoneridge, Inc	630,674
15,000	e*	Synaptics, Inc	565,950
17,673		Technitrol, Inc	300,264
42,100	e*	Tekelec	619,291
49,400	*	Tessera Technologies, Inc	808,678
122,730	*	Trident Microsystems, Inc	447,965
139,073	*	Triquint Semiconductor, Inc	842,782
61,700	*	TTM Technologies, Inc	815,057
43,500	*	US Geothermal, Inc	127,890
53,100	*	Utstarcom, Inc	290,457
9,400	*	Viasat, Inc	189,974
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	43,609,252

ENGINEERING AND MANAGEMENT SERVICES - 2.01%
25,000	e*	Aecom Technology Corp	813,250
61,100	*	Ariad Pharmaceuticals, Inc	146,640
4,904	e*	comScore, Inc	107,005
9,400	*	CRA International, Inc	339,810
149,631	e*	Exelixis, Inc	748,155
6,200	*	ICF International, Inc	103,044
28,800	e*	Isis Pharmaceuticals, Inc	392,544
11,600	e*	Kendle International, Inc	421,428
1,334	*	LECG Corp	11,659
22,881	e*	Luminex Corp	470,205
5,200		MAXIMUS, Inc	181,064
29,700	e*	Myriad Genetics, Inc	1,351,944
26,642	e*	PharmaNet Development Group, Inc	420,144
69,232	*	Regeneron Pharmaceuticals, Inc	999,710
51,200	e*	SAIC, Inc	1,065,472
39,725	e*	Seattle Genetics, Inc	336,074
43,791	e	Watson Wyatt & Co Holdings (Class A)	2,316,106
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	10,224,254

FABRICATED METAL PRODUCTS - 1.30%
42,019	*	Chart Industries, Inc	2,043,804
17,400	e	CIRCOR International, Inc	852,426
42,805		Gulf Island Fabrication, Inc	2,094,449

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
23,600	*	NCI Building Systems, Inc	$866,828
5,000	*	Park-Ohio Holdings Corp	73,800
28,100	*	Trimas Corp	168,319
4,900	e	Valmont Industries, Inc	511,021
		TOTAL FABRICATED METAL PRODUCTS	6,610,647

FOOD AND KINDRED PRODUCTS - 0.95%
300	e*	Boston Beer Co, Inc (Class A)	12,204
103,600	*	Darling International, Inc	1,711,472
16,400		Diamond Foods, Inc	377,856
53,545	e	Flowers Foods, Inc	1,517,465
13,800		National Beverage Corp	100,326
6,500	*	Omega Protein Corp	97,175
10,916	e*	Ralcorp Holdings, Inc	539,687
33,400		Reddy Ice Holdings, Inc	456,912
		TOTAL FOOD AND KINDRED PRODUCTS	4,813,097

FOOD STORES - 0.22%
5,200	e	Ingles Markets, Inc (Class A)	121,316
27,118	e	Ruddick Corp	930,419
8,200	*	Susser Holdings Corp	79,376
		TOTAL FOOD STORES	1,131,111

FURNITURE AND FIXTURES - 0.45%
71,785	e	Herman Miller, Inc	1,786,729
9,900		Kimball International, Inc (Class B)	81,972
55,790	e	Tempur-Pedic International, Inc	435,720
		TOTAL FURNITURE AND FIXTURES	2,304,421

FURNITURE AND HOME FURNISHINGS STORES - 0.31%
16,900	*	hhgregg, Inc	169,000
113,847		Knoll, Inc	1,383,241
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	1,552,241

GENERAL BUILDING CONTRACTORS - 0.44%
19,900		Beazer Homes USA, Inc	110,843
46,913	*	Perini Corp	1,550,475
5,200		Walter Industries, Inc	565,604
		TOTAL GENERAL BUILDING CONTRACTORS	2,226,922

GENERAL MERCHANDISE STORES - 0.27%
36,800		Casey's General Stores, Inc	852,656
33,000	e*	Conn's, Inc	530,310
		TOTAL GENERAL MERCHANDISE STORES	1,382,966

HEALTH SERVICES - 0.79%
13,900	*	Amsurg Corp	338,465
50,200	e*	CryoLife, Inc	574,288
54,841	e*	Enzo Biochem, Inc	615,316
33,900	*	Five Star Quality Care, Inc	160,347
16,800	*	Genoptix, Inc	530,040
14,300	*	Healthsouth Corp	237,809
42,400	*	Immunomedics, Inc	90,312
23,700	*	LHC Group, Inc	551,025

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
6,100	*	Life Sciences Research, Inc	$172,264
27,600	*	Nighthawk Radiology Holdings, Inc	195,408
3,283	*	Odyssey HealthCare, Inc	31,976
15,102	*	RehabCare Group, Inc	242,085
30,700	*	Stereotaxis, Inc	164,552
6,900	*	Virtual Radiologic Corp	91,425
		TOTAL HEALTH SERVICES	3,995,312

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.34%
27,578	e	Granite Construction, Inc	869,534
31,405	e*	Matrix Service Co	724,199
6,300	*	Sterling Construction Co, Inc	125,118
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	1,718,851

HOLDING AND OTHER INVESTMENT OFFICES - 6.32%
14,571	e	Agree Realty Corp	321,291
90,900	e	Anthracite Capital, Inc	639,936
70,000		Anworth Mortgage Asset Corp	455,700
130,000	e	Ashford Hospitality Trust, Inc	600,600
39,600		Capital Lease Funding, Inc	296,604
28,200		Cedar Shopping Centers, Inc	330,504
20,000		Corporate Office Properties Trust	686,600
145,991	e	DiamondRock Hospitality Co	1,589,842
20,000	e	EastGroup Properties, Inc	858,000
17,900	e	Entertainment Properties Trust	884,976
25,700	e	Equity Lifestyle Properties, Inc	1,130,800
25,600	e	Extra Space Storage, Inc	393,216
95,405	e	FelCor Lodging Trust, Inc	1,001,753
21,400		First Potomac Realty Trust	326,136
22,600		Glimcher Realty Trust	252,668
77,900	e	Hersha Hospitality Trust	588,145
44,500	e	Highwoods Properties, Inc	1,398,190
322		Home Properties, Inc	15,475
15,000		Investors Real Estate Trust	143,100
40,000		iShares Russell 2000 Index Fund	2,761,200
32,100		Kite Realty Group Trust	401,250
21,000		LTC Properties, Inc	536,760
105,000		MFA Mortgage Investments, Inc	684,600
34,673		Mid-America Apartment Communities, Inc	1,769,710
22,050	e	Mission West Properties, Inc	241,668
53,000	e	NorthStar Realty Finance Corp	440,960
26,180		Omega Healthcare Investors, Inc	435,897
12,600	e	Post Properties, Inc	374,850
33,739	e	Potlatch Corp	1,522,304
19,300		Prospect Capital Corp	254,374
35,806		PS Business Parks, Inc	1,847,590
23,100	e	Realty Income Corp	525,756
26,400		Saul Centers, Inc	1,240,536
58,200	e	Senior Housing Properties Trust	1,136,646
16,591		Sovran Self Storage, Inc	689,522
115,300	e	Strategic Hotels & Resorts, Inc	1,080,361
16,800		Sun Communities, Inc	306,264
110,150	e	Sunstone Hotel Investors, Inc	1,828,490
46,522	e	Tanger Factory Outlet Centers, Inc	1,671,535

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
32,057	e	Urstadt Biddle Properties, Inc (Class A)	$469,956
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	32,133,765

HOTELS AND OTHER LODGING PLACES - 0.03%
21,300	*	Great Wolf Resorts, Inc	93,081
7,100	*	Riviera Holdings Corp	72,065
		TOTAL HOTELS AND OTHER LODGING PLACES	165,146

INDUSTRIAL MACHINERY AND EQUIPMENT - 5.70%
42,800	e	Actuant Corp (Class A)	1,341,780
4,400		Alamo Group, Inc	90,596
36,400	e*	Altra Holdings, Inc	611,884
33,292		Ampco-Pittsburgh Corp	1,480,828
18,757	e*	Astec Industries, Inc	602,850
12,638		Black Box Corp	343,627
57,500	*	Cirrus Logic, Inc	319,700
25,200	*	Columbus McKinnon Corp	606,816
24,300	*	Cray, Inc	112,752
29,631	e	Curtiss-Wright Corp	1,325,691
10,400	*	Dril-Quip, Inc	655,200
115,900	*	Emulex Corp	1,350,235
41,274	*	ENGlobal Corp	587,742
47,014	e*	EnPro Industries, Inc	1,755,503
97,800	*	Extreme Networks, Inc	277,752
3,000		Graham Corp	222,330
31,000	e*	Intermec, Inc	653,480
3,900	*	Kadant, Inc	88,140
89,400	*	Kulicke & Soffa Industries, Inc	651,726
5,200	e	Lindsay Manufacturing Co	441,844
17,034		Lufkin Industries, Inc	1,418,592
51,256	*	Micros Systems, Inc	1,562,795
58,200	e	Modine Manufacturing Co	719,934
4,049		Nacco Industries, Inc (Class A)	301,043
11,898	e*	NATCO Group, Inc (Class A)	648,798
33,700	*	Netgear, Inc	467,082
13,000		NN, Inc	181,220
9,200		Nordson Corp	670,588
8,400	*	Oil States International, Inc	532,896
510,665	e*	Quantum Corp	689,398
42,300	*	Rackable Systems, Inc	566,820
639	*	Rimage Corp	7,917
59,800	*	Riverbed Technology, Inc	820,456
39,000		Robbins & Myers, Inc	1,944,930
87,200	e*	Safeguard Scientifics, Inc	108,128
24,600	e	Sauer-Danfoss, Inc	766,290
30,000	e*	Scansource, Inc	802,800
11,500		Standex International Corp	238,510
16,027	*	Super Micro Computer, Inc	118,279
10,500	*	T-3 Energy Services, Inc	834,435
18,900	e	Tennant Co	568,323
42,700		Woodward Governor Co	1,522,682
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	29,012,392

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
INSTRUMENTS AND RELATED PRODUCTS - 6.53%
20,000	*	Affymetrix, Inc	$205,800
8,200		Analogic Corp	517,174
27,400	*	Anaren, Inc	289,618
14,400	*	Angiodynamics, Inc	196,128
48,400	*	Applera Corp	549,824
17,900	e*	Arthrocare Corp	730,499
18,192	*	Bio-Rad Laboratories, Inc (Class A)	1,471,551
71,608	*	Bruker BioSciences Corp	920,163
17,200	*	Cantel Medical Corp	174,064
40,900	*	Cepheid, Inc	1,150,108
46,370	*	Conmed Corp	1,231,124
63,000	e*	Cynosure, Inc (Class A)	1,248,660
11,500	*	Dionex Corp	763,255
6,500	*	Exactech, Inc	167,115
38,496	e*	FARO Technologies, Inc	968,944
26,300	*	Flir Systems, Inc	1,066,991
53,446	e*	Fossil, Inc	1,553,675
8,332	*	Haemonetics Corp	462,093
34,200	e*	I-Flow Corp	347,130
36,440	e*	II-VI, Inc	1,272,485
6,370	e*	Illumina, Inc	554,891
25,600	e	Invacare Corp	523,264
81,600	e*	ION Geophysical Corp	1,423,920
8,800	*	Kensey Nash Corp	282,040
19,200	*	Lydall, Inc	240,960
32,000	e*	Masimo Corp	1,099,200
13,400	*	Medical Action Industries, Inc	138,958
74,701	*	Merit Medical Systems, Inc	1,098,105
28,200	e	Mine Safety Appliances Co	1,127,718
367	*	MKS Instruments, Inc	8,037
54,732	e	Movado Group, Inc	1,083,694
31,966	e	MTS Systems Corp	1,146,940
20,800	*	NxStage Medical, Inc	79,872
8,000	e*	Rofin-Sinar Technologies, Inc	241,600
11,400	*	Somanetics Corp	241,680
6,200	*	SonoSite, Inc	173,662
74,344		STERIS Corp	2,138,133
8,700	*	Synovis Life Technologies, Inc	163,821
42,479	*	Teledyne Technologies, Inc	2,072,550
36,719	*	Varian, Inc	1,874,872
96,064	e*	Vivus, Inc	641,708
11,400	*	Vnus Medical Technologies, Inc	228,114
29,200	*	Volcano Corp	356,240
27,915	e*	Zoll Medical Corp	939,898
3,352	*	Zygo Corp	32,950
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	33,199,228

INSURANCE AGENTS, BROKERS AND SERVICE - 0.09%
474		Hilb Rogal & Hobbs Co	20,600
21,000	e	National Financial Partners Corp	416,220
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	436,820

INSURANCE CARRIERS - 3.87%
61,440	*	AMERIGROUP Corp	1,277,952

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
85,315	*	Amerisafe, Inc	$1,359,921
15,673	*	Argo Group International Holdings Ltd	525,986
64,600	e	Aspen Insurance Holdings Ltd	1,529,082
51,500	e	Assured Guaranty Ltd	926,485
15,700		Castlepoint Holdings Ltd	142,713
84,200	*	Centene Corp	1,413,718
50,800	e*	CNA Surety Corp	642,112
34,700	*	Darwin Professional Underwriters, Inc	1,068,760
44,200	*	Hallmark Financial Services	427,414
32,600	*	HealthExtras, Inc	982,564
69,263	*	Healthspring, Inc	1,169,159
45,200		Meadowbrook Insurance Group, Inc	239,560
41,903	e*	Molina Healthcare, Inc	1,019,919
6,100	e	National Interstate Corp	112,118
12,164	*	Navigators Group, Inc	657,464
45,109	e	Odyssey Re Holdings Corp	1,601,370
54,400		Platinum Underwriters Holdings Ltd	1,773,984
16,100	*	PMA Capital Corp (Class A)	148,281
2,031		Presidential Life Corp	31,318
66,322	e*	Primus Guaranty Ltd	192,997
11,300	*	SeaBright Insurance Holdings, Inc	163,624
6,700		Tower Group, Inc	141,973
68,482	e*	Universal American Financial Corp	699,886
67,400	e	Validus Holdings Ltd	1,432,250
		TOTAL INSURANCE CARRIERS	19,680,610

LEATHER AND LEATHER PRODUCTS - 0.33%
22,800	*	Steven Madden Ltd	419,064
46,300		Wolverine World Wide, Inc	1,234,821
		TOTAL LEATHER AND LEATHER PRODUCTS	1,653,885

LEGAL SERVICES - 0.11%
13,806	e*	Pre-Paid Legal Services, Inc	560,800
		TOTAL LEGAL SERVICES	560,800

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.10%
22,600	e*	Emergency Medical Services Corp (Class A)	511,438
		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	511,438

LUMBER AND WOOD PRODUCTS - 0.07%
63,100	e*	Champion Enterprises, Inc	369,135
		TOTAL LUMBER AND WOOD PRODUCTS	369,135

METAL MINING - 0.63%
2,000	e*	Apex Silver Mines Ltd	9,820
28,400	e*	Coeur d'Alene Mines Corp	82,360
123,700	e*	Hecla Mining Co	1,145,462
69,600	*	Rosetta Resources, Inc	1,983,600
		TOTAL METAL MINING	3,221,242

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.58%
43,115		Blyth, Inc	518,673
102,700	e	Callaway Golf Co	1,214,941
25,200	e*	Jakks Pacific, Inc	550,620

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
74,600		Nautilus, Inc	$378,968
7,288	*	RC2 Corp	135,265
26,900	*	Shuffle Master, Inc	132,886
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	2,931,353

MISCELLANEOUS RETAIL - 1.12%
114,291	*	1-800-FLOWERS.COM, Inc (Class A)	737,177
12,000		Cash America International, Inc	372,000
110,791	*	Ezcorp, Inc (Class A)	1,412,585
28,400	*	Fuqi International, Inc	248,784
31,300		Longs Drug Stores Corp	1,318,043
14,400	*	PC Connection, Inc	134,064
16,400	*	PC Mall, Inc	222,384
52,461	e	Systemax, Inc	925,937
15,300		World Fuel Services Corp	335,682
		TOTAL MISCELLANEOUS RETAIL	5,706,656

MOTION PICTURES - 0.17%
102,148	e*	Blockbuster, Inc (Class A)	255,370
6,417	e*	Macrovision Solutions Corp	95,998
35,100		National CineMedia, Inc	374,166
7,636	e*	tw telecom inc	122,405
		TOTAL MOTION PICTURES	847,939

NONDEPOSITORY INSTITUTIONS - 0.23%
55,992	e	Advance America Cash Advance Centers, Inc	284,439
15,100	*	Encore Capital Group, Inc	133,333
19,200		Kohlberg Capital Corp	192,000
12,000	*	Mitcham Industries, Inc	204,960
12,500		Patriot Capital Funding, Inc	78,125
40,200	*	thinkorswim Group, Inc	283,410
		TOTAL NONDEPOSITORY INSTITUTIONS	1,176,267

NONMETALLIC MINERALS, EXCEPT FUELS - 0.30%
18,800		Compass Minerals International, Inc	1,514,528
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	1,514,528

OIL AND GAS EXTRACTION - 6.16%
83,700	*	Abraxas Petroleum Corp	452,817
11,500	*	Approach Resources, Inc	308,085
20,034	*	ATP Oil & Gas Corp	790,742
4,900	*	Atwood Oceanics, Inc	609,266
47,900	*	Basic Energy Services, Inc	1,508,850
26,600	e	Berry Petroleum Co (Class A)	1,566,208
13,420	e*	Clayton Williams Energy, Inc	1,475,529
21,000	*	Complete Production Services, Inc	764,820
24,236	*	Comstock Resources, Inc	2,046,245
31,300	*	Concho Resources, Inc	1,167,490
14,385	*	Dawson Geophysical Co	855,332
7,100	*	Encore Acquisition Co	533,849
99,200	*	Endeavour International Corp	215,264
120,077	*	Energy Partners Ltd	1,791,549
96,600	*	Energy XXI Bermuda Ltd	668,472
23,300	*	Gasco Energy, Inc	96,695

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
5,200	*	Geokinetics, Inc	$94,172
153,968	e*	Grey Wolf, Inc	1,390,331
29,700	e*	Mariner Energy, Inc	1,098,009
30,686	e*	McMoRan Exploration Co	844,479
93,600	*	Meridian Resource Corp	276,120
3,000		Panhandle Oil and Gas, Inc	101,580
25,500		Penn Virginia Corp	1,923,210
500	m,v*	Petrocorp, Inc	0
12,891	*	PetroHawk Energy Corp	596,982
48,182	*	Petroquest Energy, Inc	1,296,096
32,200	*	Quest Resource Corp	367,402
35,700	*	Stone Energy Corp	2,352,987
33,700	e*	Swift Energy Co	2,226,222
22,200	*	Union Drilling, Inc	481,296
23,400	e*	Vaalco Energy, Inc	198,198
17,600	*	W-H Energy Services, Inc	1,685,024
5,127	*	Whiting Petroleum Corp	543,872
23,500	*	Willbros Group, Inc	1,029,535
		TOTAL OIL AND GAS EXTRACTION	31,356,728

PAPER AND ALLIED PRODUCTS - 0.39%
24,956	*	Buckeye Technologies, Inc	211,128
8,743		Greif, Inc (Class A)	559,814
39,773	e	Rock-Tenn Co (Class A)	1,192,792
		TOTAL PAPER AND ALLIED PRODUCTS	1,963,734

PERSONAL SERVICES - 0.05%
36,200	*	Sally Beauty Holdings, Inc	233,852
		TOTAL PERSONAL SERVICES	233,852

PETROLEUM AND COAL PRODUCTS - 0.37%
57,400	e	Alon USA Energy, Inc	686,504
39,070	e*	CVR Energy, Inc	752,097
46,600		Delek US Holdings, Inc	429,186
		TOTAL PETROLEUM AND COAL PRODUCTS	1,867,787

PRIMARY METAL INDUSTRIES - 1.58%
49,194	e	Belden CDT, Inc	1,666,693
11,600	e*	Century Aluminum Co	771,284
24,600	*	General Steel Holdings, Inc	386,712
12,327	e	Matthews International Corp (Class A)	557,920
51,254		Mueller Industries, Inc	1,650,379
11,500		Olympic Steel, Inc	873,080
9,600	e	Schnitzer Steel Industries, Inc (Class A)	1,100,160
7,400	*	Superior Essex, Inc	330,262
10,942	e*	Universal Stainless & Alloy	405,292
15,000	e	Worthington Industries, Inc	307,500
		TOTAL PRIMARY METAL INDUSTRIES	8,049,282

PRINTING AND PUBLISHING - 1.06%
7,900	*	ACCO Brands Corp	88,717
52,600	e	Bowne & Co, Inc	670,650
27,759	*	Consolidated Graphics, Inc	1,367,686
7,500		CSS Industries, Inc	181,650

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
66,300		Ennis, Inc	$1,037,595
19,400	e	Standard Register Co	182,942
72,100	e*	Valassis Communications, Inc	902,692
36,200	e*	VistaPrint Ltd	968,712
		TOTAL PRINTING AND PUBLISHING	5,400,644

REAL ESTATE - 0.13%
60,000	e*	LoopNet, Inc	678,000
1		Stewart Enterprises, Inc (Class A)	7
		TOTAL REAL ESTATE	678,007

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 1.03%
9,300	*	Deckers Outdoor Corp	1,294,560
15,236		Schulman (A.), Inc	350,885
40,900	*	Skechers U.S.A., Inc (Class A)	808,184
61,900		Tupperware Corp	2,118,218
15,800		West Pharmaceutical Services, Inc	683,824
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	5,255,671

SECURITY AND COMMODITY BROKERS - 1.55%
10,900	*	Duff & Phelps Corp	180,504
62,100	e	Evercore Partners, Inc (Class A)	589,950
25,600	e*	FCStone Group, Inc	715,008
17,400	e	GAMCO Investors, Inc (Class A)	863,388
111,628	e	GFI Group, Inc	1,005,768
32,974	e*	Interactive Brokers Group, Inc (Class A)	1,059,455
73,900	*	Knight Capital Group, Inc (Class A)	1,328,722
19,100	*	LaBranche & Co, Inc	135,228
16,300	e	optionsXpress Holdings, Inc	364,142
28,350	*	Stifel Financial Corp	974,956
39,582	e	SWS Group, Inc	657,457
		TOTAL SECURITY AND COMMODITY BROKERS	7,874,578

SOCIAL SERVICES - 0.03%
16,900	*	Capital Senior Living Corp	127,426
1,813	*	Res-Care, Inc	32,235
		TOTAL SOCIAL SERVICES	159,661

SPECIAL TRADE CONTRACTORS - 1.11%
66,771	e*	AsiaInfo Holdings, Inc	789,233
25,651	e	Chemed Corp	939,083
108,999		Comfort Systems USA, Inc	1,464,947
86,020	*	EMCOR Group, Inc	2,454,151
		TOTAL SPECIAL TRADE CONTRACTORS	5,647,414

STONE, CLAY, AND GLASS PRODUCTS - 0.25%
61,400	e	Apogee Enterprises, Inc	992,224
37,000		Libbey, Inc	275,280
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	1,267,504

TEXTILE MILL PRODUCTS - 0.07%
91,200		Xerium Technologies, Inc	361,152
		TOTAL TEXTILE MILL PRODUCTS	361,152

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
TOBACCO PRODUCTS - 0.18%
20,000	e	Universal Corp	$904,400
		TOTAL TOBACCO PRODUCTS	904,400

TRANSPORTATION BY AIR - 0.19%
12,600	e*	Allegiant Travel Co	234,234
1,020	e*	PHI, Inc	40,973
23,500	e*	Republic Airways Holdings, Inc	203,510
14,691	e	Skywest, Inc	185,841
55,100		UAL Corp	287,622
		TOTAL TRANSPORTATION BY AIR	952,180

TRANSPORTATION EQUIPMENT - 2.14%
31,952	e	American Railcar Industries, Inc	536,155
26,338	e*	Amerigon, Inc	187,263
63,600	e	ArvinMeritor, Inc	793,728
21,000	*	ATC Technology Corp	488,880
114,154	e*	Cogo Group, Inc	1,039,943
17,700		Ducommun, Inc	406,392
14,100	e	Heico Corp	458,814
6,100	*	LMI Aerospace, Inc	107,177
46,253	e*	Orbital Sciences Corp	1,089,721
26,552	e	Polaris Industries, Inc	1,072,170
27,400	e	Spartan Motors, Inc	204,678
49,400	e*	Tenneco, Inc	668,382
25,135	e	Triumph Group, Inc	1,183,858
195,900	e*	Visteon Corp	515,217
44,300		Westinghouse Air Brake Technologies Corp	2,153,866
		TOTAL TRANSPORTATION EQUIPMENT	10,906,244

TRANSPORTATION SERVICES - 0.93%
5,600	e*	Dynamex, Inc	150,136
48,317	*	HUB Group, Inc (Class A)	1,649,059
67,933	*	Lear Corp	963,290
92,267		Pacer International, Inc	1,984,663
		TOTAL TRANSPORTATION SERVICES	4,747,148

TRUCKING AND WAREHOUSING - 0.23%
24,836	e	Arkansas Best Corp	909,991
10,900	*	Saia, Inc	119,028
7,700	*	YRC Worldwide, Inc	114,499
		TOTAL TRUCKING AND WAREHOUSING	1,143,518

WATER TRANSPORTATION - 0.59%
16,300	e	Genco Shipping & Trading Ltd	1,062,760
8,700	*	International Shipholding Corp	203,928
27,400	e*	TBS International Ltd (Class A)	1,094,630
22,500	e	Teekay Tankers Ltd	522,225
10,000	e*	Ultrapetrol Bahamas Ltd	126,100
		TOTAL WATER TRANSPORTATION	3,009,643

WHOLESALE TRADE-DURABLE GOODS - 1.81%
66,599	e	Applied Industrial Technologies, Inc	1,609,698
59,400	e	Barnes Group, Inc	1,371,546

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
20,700		Castle (A.M.) & Co	$592,227
15,800	*	Digi International, Inc	124,030
44,500	e*	Drew Industries, Inc	709,775
18,455	e	Houston Wire & Cable Co	367,255
57,900		IKON Office Solutions, Inc	653,112
11,300	*	Insight Enterprises, Inc	132,549
17,094	e*	MWI Veterinary Supply, Inc	565,982
38,800	e	Owens & Minor, Inc	1,772,772
52,865	*	PSS World Medical, Inc	861,699
16,800	*	Solera Holdings, Inc	464,688
		TOTAL WHOLESALE TRADE-DURABLE GOODS	9,225,333

WHOLESALE TRADE-NONDURABLE GOODS - 0.59%
15,000	e*	Fresh Del Monte Produce, Inc	353,550
33,700	e*	LSB Industries, Inc	667,260
74,043		Spartan Stores, Inc	1,702,989
6,903	*	United Stationers, Inc	255,066
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	2,978,865

		TOTAL COMMON STOCKS	504,039,374
		(Cost $537,383,773)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 22.29%

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.58%
$ 2,960,000		Federal Home Loan Bank (FHLB), 07/01/08	2,960,000
			2,960,000
SHARES		COMPANY
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 21.71%
110,412,984		State Street Navigator Securities Lending Prime Portfolio	110,412,984
			110,412,984

		TOTAL SHORT-TERM INVESTMENTS	113,372,984
		(Cost $113,372,984)

		TOTAL PORTFOLIO - 121.38%	617,412,358
		(Cost $650,756,757)
		OTHER ASSETS & LIABILITIES, NET - (21.38)%	(108,748,387)

		NET ASSETS - 100.00%	$508,663,971

	*	Non-income producing.
	d	All or a portion of these securities have been segregated by the custodian to cover margin or other
		requirements on open futures contracts in the amount of $580,000.
	e	All or a portion of these securities are out on loan.
	m	Indicates a security has been deemed illiquid.
	v	Security valued at fair value.

		At June 30, 2008, the net unrealized depreciation on investments was $33,344,399,
		consisting of gross unrealized appreciation of $38,212,842 and gross unrealized depreciation of
		$71,557,241.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

	NUMBER OF	MARKET	EXPIRATION	UNREALIZED
OPEN FUTURES CONTRACTS:	CONTRACTS	VALUE	DATE	(DEPRECIATION)

E-mini Russell 2000 Index	39	$ 2,697,630	September 2008	$(47,307)

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
LARGE-CAP GROWTH INDEX FUND
STATEMENT OF INVESTMENTS (unaudited)
June 30, 2008

SHARES		COMPANY	VALUE
COMMON STOCKS - 99.68%

AMUSEMENT AND RECREATION SERVICES - 0.29%
16,692	*	Activision, Inc	$568,696
3,862	*	Penn National Gaming, Inc	124,163
12,430		Walt Disney Co	387,816
831	e	Warner Music Group Corp	5,933
		TOTAL AMUSEMENT AND RECREATION SERVICES	1,086,608

APPAREL AND ACCESSORY STORES - 0.60%
4,668		Abercrombie & Fitch Co (Class A)	292,590
6,935		American Eagle Outfitters, Inc	94,524
1,413	e*	AnnTaylor Stores Corp	33,855
13,531		Gap, Inc	225,562
5,414	e*	Hanesbrands, Inc	146,936
13,282	*	Kohl's Corp	531,811
10,560		Limited Brands, Inc	177,936
10,343	e	Nordstrom, Inc	313,393
7,502		Ross Stores, Inc	266,471
6,167	e*	Urban Outfitters, Inc	192,349
		TOTAL APPAREL AND ACCESSORY STORES	2,275,427

APPAREL AND OTHER TEXTILE PRODUCTS - 0.11%
3,392		Guess ?, Inc	127,030
2,594		Phillips-Van Heusen Corp	94,992
3,192	e	Polo Ralph Lauren Corp	200,394
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	422,416

AUTO REPAIR, SERVICES AND PARKING - 0.02%
1,148	*	Hertz Global Holdings, Inc	11,021
1,061		Ryder System, Inc	73,082
		TOTAL AUTO REPAIR, SERVICES AND PARKING	84,103

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.22%
5,288		Advance Auto Parts	205,333
2,358	*	Autozone, Inc	285,342
11,872	e*	Carmax, Inc	168,464
3,526	*	Copart, Inc	150,983
1,833	*	O'Reilly Automotive, Inc	40,968
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	851,090

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.11%
7,266	e	Fastenal Co	313,601
4,178		Lowe's Cos, Inc	86,694
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	400,295

BUSINESS SERVICES - 12.05%
33,598		Accenture Ltd (Class A)	1,368,111
29,796	*	Adobe Systems, Inc	1,173,664

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
1,467	*	Affiliated Computer Services, Inc (Class A)	$78,470
9,077	*	Akamai Technologies, Inc	315,789
4,463	e*	Alliance Data Systems Corp	252,383
4,781	*	Amdocs Ltd	140,657
4,410	*	Ansys, Inc	207,799
12,424	*	Autodesk, Inc	420,055
29,163		Automatic Data Processing, Inc	1,221,930
10,748	*	BMC Software, Inc	386,928
2,391		Brink's Co	156,419
10,231		CA, Inc	236,234
3,806	e*	Cerner Corp	171,955
3,571	*	ChoicePoint, Inc	172,122
10,182	*	Citrix Systems, Inc	299,453
2,482	e*	Clear Channel Outdoor Holdings, Inc (Class A)	44,254
16,248	*	Cognizant Technology Solutions Corp (Class A)	528,222
9,321	*	Compuware Corp	88,922
2,073	e*	DST Systems, Inc	114,119
62,477	*	eBay, Inc	1,707,496
17,911	*	Electronic Arts, Inc	795,786
3,959		Equifax, Inc	133,102
1,839	*	Equinix, Inc	164,076
4,567	e*	F5 Networks, Inc	129,794
2,285	e	Factset Research Systems, Inc	128,783
2,488		Fidelity National Information Services, Inc	91,832
9,045	*	Fiserv, Inc	410,372
13,321	*	Google, Inc (Class A)	7,012,441
3,377	e*	HLTH Corp	38,228
2,435	*	IHS, Inc (Class A)	169,476
2,297		IMS Health, Inc	53,520
22,727	e*	Interpublic Group of Cos, Inc	195,452
18,494	*	Intuit, Inc	509,880
9,770	e*	Iron Mountain, Inc	259,394
29,534	*	Juniper Networks, Inc	655,064
3,182	e*	Kinetic Concepts, Inc	126,994
4,235	e*	Lamar Advertising Co (Class A)	152,587
341		Manpower, Inc	19,860
4,101	e	Mastercard, Inc (Class A)	1,088,898
8,351	*	McAfee, Inc	284,185
451,568	d	Microsoft Corp	12,422,636
7,161	e*	Monster Worldwide, Inc	147,588
5,566	*	NAVTEQ Corp	428,582
8,483	*	NCR Corp	213,772
8,943	*	Novell, Inc	52,674
9,689	*	Nuance Communications, Inc	151,827
16,834		Omnicom Group, Inc	755,510
219,061	*	Oracle Corp	4,600,281
10,222	e*	Red Hat, Inc	211,493
7,798		Robert Half International, Inc	186,918
5,913	*	Salesforce.com, Inc	403,444
1,592	*	Sohu.com, Inc	112,140
9,531		Total System Services, Inc	211,779
11,026	*	Unisys Corp	43,553
10,713	e*	VeriSign, Inc	404,951
25,180		Visa, Inc (Class A)	2,047,386

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
2,334	e*	VMware, Inc (Class A)	$125,709
7,843		Waste Management, Inc	295,760
322	e*	WebMD Health Corp (Class A)	8,984
77,509	*	Yahoo!, Inc	1,601,336
		TOTAL BUSINESS SERVICES	45,931,029

CHEMICALS AND ALLIED PRODUCTS - 9.67%
86,655		Abbott Laboratories	4,590,115
471	*	Abraxis Bioscience, Inc	29,890
11,850		Air Products & Chemicals, Inc	1,171,491
5,148		Albemarle Corp	205,457
709		Alberto-Culver Co	18,625
1,411	e*	APP Pharmaceuticals, Inc	23,592
23,896		Avon Products, Inc	860,734
1,797	*	Barr Pharmaceuticals, Inc	81,009
16,320	*	Biogen Idec, Inc	912,125
5,545	*	BioMarin Pharmaceuticals, Inc	160,694
101,668		Bristol-Myers Squibb Co	2,087,244
7,389		Celanese Corp (Series A)	337,382
3,792	e*	Cephalon, Inc	252,888
3,171		CF Industries Holdings, Inc	484,529
1,739	*	Charles River Laboratories International, Inc	111,157
630		Chemtura Corp	3,679
3,737		Church & Dwight Co, Inc	210,580
2,395		Clorox Co	125,019
28,470		Colgate-Palmolive Co	1,967,277
9,811		Ecolab, Inc	421,775
5,337		Eli Lilly & Co	246,356
5,509	e	Estee Lauder Cos (Class A)	255,893
1,629		FMC Corp	126,150
1,494	*	Forest Laboratories, Inc	51,902
26,128	*	Genentech, Inc	1,983,115
15,018	*	Genzyme Corp	1,081,596
51,888	*	Gilead Sciences, Inc	2,747,470
1,333	e*	Hospira, Inc	53,467
990		Huntsman Corp	11,286
3,274	*	Idexx Laboratories, Inc	159,575
2,086	e*	ImClone Systems, Inc	84,400
4,471		International Flavors & Fragrances, Inc	174,637
2,210	*	Inverness Medical Innovations, Inc	73,306
1,696	e*	Invitrogen Corp	66,585
34,535		Merck & Co, Inc	1,301,624
30,866		Monsanto Co	3,902,697
8,734		Mosaic Co	1,263,810
3,137	e	Mylan Laboratories, Inc	37,864
7,960	e	Nalco Holding Co	168,354
1,495	*	NBTY, Inc	47,930
4,386		Perrigo Co	139,343
929		PPG Industries, Inc	53,297
17,610		Praxair, Inc	1,659,566
63,710		Procter & Gamble Co	3,874,205
6,270	e	Rohm & Haas Co	291,179
91,207		Schering-Plough Corp	1,795,866
1,916		Scotts Miracle-Gro Co (Class A)	33,664

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
5,492	e*	Sepracor, Inc	$109,401
5,626	e	Sherwin-Williams Co	258,402
3,820		Sigma-Aldrich Corp	205,745
4,602	e*	VCA Antech, Inc	127,844
7,776	*	Vertex Pharmaceuticals, Inc	260,263
4,661	*	Warner Chilcott Ltd (Class A)	79,004
3,042	*	Watson Pharmaceuticals, Inc	82,651
		TOTAL CHEMICALS AND ALLIED PRODUCTS	36,863,709

COAL MINING - 1.03%
3,956	*	Alpha Natural Resources, Inc	412,571
8,105	e	Arch Coal, Inc	608,118
10,281		Consol Energy, Inc	1,155,276
4,467		Massey Energy Co	418,781
15,273		Peabody Energy Corp	1,344,788
		TOTAL COAL MINING	3,939,534

COMMUNICATIONS - 1.81%
22,308	*	American Tower Corp (Class A)	942,513
2,024	*	Central European Media Enterprises Ltd (Class A)	183,233
3,962	e*	Citizens Communications Co	44,929
3,380	*	Clearwire Corp (Class A)	43,805
46,059		Comcast Corp (Class A)	873,739
3,533	*	Crown Castle International Corp	136,833
2,829	*	CTC Media, Inc	69,763
33,679	*	DIRECTV Group, Inc	872,623
11,569	*	DISH Network Corp (Class A)	338,740
4,109		Embarq Corp	194,232
4,462		Global Payments, Inc	207,929
1,341	*	IAC/InterActiveCorp	25,854
306	e*	Leap Wireless International, Inc	13,210
84,685	e*	Level 3 Communications, Inc	249,821
9,181	e*	Liberty Global, Inc (Class A)	288,559
29,061	*	Liberty Media Corp - Entertainment (Series A)	704,148
13,707	e*	MetroPCS Communications, Inc	242,751
4,034	*	NeuStar, Inc (Class A)	86,973
9,434	*	NII Holdings, Inc	448,021
42,004		Qwest Communications International, Inc	165,076
6,108	*	SBA Communications Corp (Class A)	219,949
2,432		Telephone & Data Systems, Inc	114,961
4,694	e*	Time Warner Cable, Inc (Class A)	124,297
236	*	US Cellular Corp	13,346
12,542	e	Windstream Corp	154,768
16,944	e*	XM Satellite Radio Holdings, Inc (Class A)	132,841
		TOTAL COMMUNICATIONS	6,892,914

DEPOSITORY INSTITUTIONS - 0.65%
486	e	Capitol Federal Financial	18,278
10,168		Hudson City Bancorp, Inc	169,602
5,055	*	Metavante Technologies, Inc	114,344
11,180		Northern Trust Corp	766,613
5,829		State Street Corp	372,998
41,624		Western Union Co	1,028,945
		TOTAL DEPOSITORY INSTITUTIONS	2,470,780

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
EATING AND DRINKING PLACES - 1.54%
5,724		Brinker International, Inc	$108,184
4,513		Burger King Holdings, Inc	120,903
1,854	*	Chipotle Mexican Grill, Inc (Class A)	153,177
7,680		Darden Restaurants, Inc	245,299
57,830		McDonald's Corp	3,251,203
40,206	*	Starbucks Corp	632,842
10,590	e	Tim Hortons, Inc	303,827
4,738	e	Wendy's International, Inc	128,968
26,644		Yum! Brands, Inc	934,938
		TOTAL EATING AND DRINKING PLACES	5,879,341

EDUCATIONAL SERVICES - 0.23%
7,661	*	Apollo Group, Inc (Class A)	339,076
3,448		DeVry, Inc	184,882
2,210	e*	ITT Educational Services, Inc	182,612
799		Strayer Education, Inc	167,047
		TOTAL EDUCATIONAL SERVICES	873,617

ELECTRIC, GAS, AND SANITARY SERVICES - 2.79%
37,780	*	AES Corp	725,754
9,454		Allegheny Energy, Inc	473,740
19,910	*	Calpine Corp	449,170
11,686		Centerpoint Energy, Inc	187,560
9,179		Constellation Energy Group, Inc	753,596
6,608	*	Covanta Holding Corp	176,368
546	e	DPL, Inc	14,403
8,447		El Paso Corp	183,638
761		Energen Corp	59,381
7,611		Entergy Corp	916,973
18,450		Exelon Corp	1,659,762
7,704	e*	Mirant Corp	301,612
5,004	*	NRG Energy, Inc	214,672
20,984		PPL Corp	1,096,834
28,605		Public Service Enterprise Group, Inc	1,313,828
3,693		Questar Corp	262,351
8,065	e	Republic Services, Inc	239,531
2,965		Sierra Pacific Resources	37,685
4,795	*	Stericycle, Inc	247,902
32,864		Williams Cos, Inc	1,324,748
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	10,639,508

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 10.76%
4,708	e*	Advanced Micro Devices, Inc	27,448
16,880		Altera Corp	349,416
5,998		Ametek, Inc	283,226
9,805		Amphenol Corp (Class A)	440,048
16,367		Analog Devices, Inc	519,980
49,591	*	Apple Computer, Inc	8,303,517
15,992	*	Atmel Corp	55,652
3,711	*	Avnet, Inc	101,236
853	e	AVX Corp	9,647
28,919	*	Broadcom Corp (Class A)	789,200

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
4,386	*	Ciena Corp	$101,624
332,274	*	Cisco Systems, Inc	7,728,693
7,447		Cooper Industries Ltd (Class A)	294,157
2,080	e*	Cree, Inc	47,445
8,653	*	Cypress Semiconductor Corp	214,162
2,837	*	Dolby Laboratories, Inc (Class A)	114,331
4,185		Eaton Corp	355,599
305	e*	EchoStar Corp (Class A)	9,522
3,233	*	Energizer Holdings, Inc	236,300
2,512	*	First Solar, Inc	685,324
2,484	e	Harman International Industries, Inc	102,813
7,380		Harris Corp	372,616
41,711		Honeywell International, Inc	2,097,229
3,138	*	Integrated Device Technology, Inc	31,192
278,614		Intel Corp	5,984,629
681	*	International Rectifier Corp	13,075
2,645		Intersil Corp (Class A)	64,326
6,905	e*	JDS Uniphase Corp	78,441
5,346		L-3 Communications Holdings, Inc	485,791
1,687		Lincoln Electric Holdings, Inc	132,767
12,294	e	Linear Technology Corp	400,416
27,198	e*	LSI Logic Corp	166,996
27,278	*	Marvell Technology Group Ltd	481,729
12,813	*	MEMC Electronic Materials, Inc	788,512
10,258	e	Microchip Technology, Inc	313,279
5,659	e*	Micron Technology, Inc	33,954
2,545	e	Molex, Inc	62,123
13,908		National Semiconductor Corp	285,670
19,331	*	NetApp, Inc	418,709
1,826	e*	Novellus Systems, Inc	38,693
31,198	*	Nvidia Corp	584,027
22,318	*	ON Semiconductor Corp	204,656
90,836		Qualcomm, Inc	4,030,393
5,879	e*	Rambus, Inc	112,113
3,086	*	Silicon Laboratories, Inc	111,374
79,699	e*	Sirius Satellite Radio, Inc	153,022
2,268	e*	Sunpower Corp (Class A)	163,251
74,407		Texas Instruments, Inc	2,095,301
4,091	*	Varian Semiconductor Equipment Associates, Inc	142,449
15,858		Xilinx, Inc	400,415
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	41,016,488

ENGINEERING AND MANAGEMENT SERVICES - 1.64%
5,102	*	Aecom Technology Corp	165,968
7,709	e*	Amylin Pharmaceuticals, Inc	195,732
24,514	*	Celgene Corp	1,565,709
1,861		Corporate Executive Board Co	78,255
4,990		Fluor Corp	928,539
3,246	e*	Genpact Ltd	48,430
3,045	*	Gen-Probe, Inc	144,577
5,482	*	Hewitt Associates, Inc (Class A)	210,125
6,851	*	Jacobs Engineering Group, Inc	552,876
7,749		KBR, Inc	270,518
12,739	*	McDermott International, Inc	788,417

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
18,199		Paychex, Inc	$569,265
7,303	e	Quest Diagnostics, Inc	353,976
1,736	*	SAIC, Inc	36,126
4,662	e*	Shaw Group, Inc	288,065
827	*	URS Corp	34,709
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	6,231,287

FABRICATED METAL PRODUCTS - 0.33%
842	e*	Alliant Techsystems, Inc	85,615
716		Aptargroup, Inc	30,036
921		Ball Corp	43,969
8,777	*	Crown Holdings, Inc	228,114
1,432		Illinois Tool Works, Inc	68,034
9,432		Parker Hannifin Corp	672,690
1,064		Valmont Industries, Inc	110,965
		TOTAL FABRICATED METAL PRODUCTS	1,239,423

FOOD AND KINDRED PRODUCTS - 3.65%
22,138		Anheuser-Busch Cos, Inc	1,375,213
6,263		Campbell Soup Co	209,560
92,111		Coca-Cola Co	4,787,930
1,586		General Mills, Inc	96,381
9,687		H.J. Heinz Co	463,523
3,985	e*	Hansen Natural Corp	114,848
4,537	e	Hershey Co	148,723
8,066		Kellogg Co	387,329
2,487		McCormick & Co, Inc	88,686
83,872		PepsiCo, Inc	5,333,420
1,742		Tyson Foods, Inc (Class A)	26,025
11,497		Wrigley (Wm.) Jr Co	894,237
		TOTAL FOOD AND KINDRED PRODUCTS	13,925,875

FOOD STORES - 0.19%
16,418		Kroger Co	473,988
1,390	e*	Panera Bread Co (Class A)	64,301
7,746	e	Whole Foods Market, Inc	183,503
		TOTAL FOOD STORES	721,792

FORESTRY - 0.00%**
248		Rayonier, Inc	10,530
		TOTAL FORESTRY	10,530

FURNITURE AND FIXTURES - 0.04%
771	e	Hill-Rom Holdings, Inc	20,802
5,105		Johnson Controls, Inc	146,411
		TOTAL FURNITURE AND FIXTURES	167,213

FURNITURE AND HOMEFURNISHINGS STORES - 0.19%
12,123	*	Bed Bath & Beyond, Inc	340,656
9,186	*	GameStop Corp (Class A)	371,114
947	e	Williams-Sonoma, Inc	18,788
		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	730,558

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
GENERAL BUILDING CONTRACTORS - 0.09%
22	e*	NVR, Inc	$11,002
2,922	e	Pulte Homes, Inc	28,139
2,945		Walter Industries, Inc	320,328
		TOTAL GENERAL BUILDING CONTRACTORS	359,469

GENERAL MERCHANDISE STORES - 2.68%
4,310	e*	Big Lots, Inc	134,644
24,370		Costco Wholesale Corp	1,709,312
720	e	Family Dollar Stores, Inc	14,357
41,077		Target Corp	1,909,670
23,545		TJX Cos, Inc	740,961
101,746		Wal-Mart Stores, Inc	5,718,125
		TOTAL GENERAL MERCHANDISE STORES	10,227,069

HEALTH SERVICES - 1.29%
1,102		AmerisourceBergen Corp	44,069
2,192		Cigna Corp	77,575
1,023	*	Community Health Systems, Inc	33,739
3,420	*	Covance, Inc	294,188
1,746	*	Coventry Health Care, Inc	53,113
4,903	*	DaVita, Inc	260,496
3,277	*	Edwards Lifesciences Corp	203,305
12,023	*	Express Scripts, Inc	754,083
8,799	*	Health Management Associates, Inc (Class A)	57,281
6,214	*	Laboratory Corp of America Holdings	432,681
3,851	*	Lincare Holdings, Inc	109,368
11,201		McKesson Corp	626,248
28,638	*	Medco Health Solutions, Inc	1,351,714
440	e	Omnicare, Inc	11,537
2,302	*	Pediatrix Medical Group, Inc	113,327
6,012		Pharmaceutical Product Development, Inc	257,915
15,314	e*	Tenet Healthcare Corp	85,146
2,871	*	WellPoint, Inc	136,832
		TOTAL HEALTH SERVICES	4,902,617

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.16%
8,110	*	Foster Wheeler Ltd	593,247
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	593,247

HOLDING AND OTHER INVESTMENT OFFICES - 1.55%
2,212	*	Affiliated Managers Group, Inc	199,213
1,564	e	Apartment Investment & Management Co (Class A)	53,270
1,818		Camden Property Trust	80,465
2,524		Digital Realty Trust, Inc	103,257
370	e	Essex Property Trust, Inc	39,405
1,068	e	Federal Realty Investment Trust	73,692
7,057	e	General Growth Properties, Inc	247,207
1,505		HCP, Inc	47,874
742		Health Care REIT, Inc	33,019
56,063	e	iShares Russell 1000 Growth Index Fund	3,096,920
238	e	Kilroy Realty Corp	11,193
4,087		Macerich Co	253,925
494		Nationwide Health Properties, Inc	15,556
3,141	e	Plum Creek Timber Co, Inc	134,152

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
12,641		Simon Property Group, Inc	$1,136,299
2,968	e	Taubman Centers, Inc	144,393
1,285		Ventas, Inc	54,702
3,689		WABCO Holdings, Inc	171,391
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	5,895,933

HOTELS AND OTHER LODGING PLACES - 0.46%
398	e	Boyd Gaming Corp	4,999
759	e	Choice Hotels International, Inc	20,114
5,939	e*	Las Vegas Sands Corp	281,746
16,143	e	Marriott International, Inc (Class A)	423,592
6,570	e*	MGM Mirage	222,657
2,309	e	Orient-Express Hotels Ltd (Class A)	100,303
10,499		Starwood Hotels & Resorts Worldwide, Inc	420,695
3,464	e	Wynn Resorts Ltd	281,796
		TOTAL HOTELS AND OTHER LODGING PLACES	1,755,902

INDUSTRIAL MACHINERY AND EQUIPMENT - 8.55%
3,746	*	AGCO Corp	196,328
76,144		Applied Materials, Inc	1,453,589
3,131	*	Brocade Communications Systems, Inc	25,799
4,210		Bucyrus International, Inc (Class A)	307,414
497	e	Carlisle Cos, Inc	14,413
34,768	e	Caterpillar, Inc	2,566,574
11,450		Cummins, Inc	750,204
24,240	e	Deere & Co	1,748,431
102,387	*	Dell, Inc	2,240,228
3,165		Diebold, Inc	112,611
4,195		Donaldson Co, Inc	187,265
9,324		Dover Corp	451,002
4,827	*	Dresser-Rand Group, Inc	188,736
81,481	*	EMC Corp	1,196,956
1,519		Flowserve Corp	207,647
7,144	*	FMC Technologies, Inc	549,588
3,375	e	Graco, Inc	128,486
138,672		Hewlett-Packard Co	6,130,689
4,510		IDEX Corp	166,148
3,030		Ingersoll-Rand Co Ltd (Class A)	113,413
77,258		International Business Machines Corp	9,157,391
17,345		International Game Technology	433,278
7,748		ITT Industries, Inc	490,681
5,714		Jabil Circuit, Inc	93,767
6,092		Joy Global, Inc	461,956
1,094		Kennametal, Inc	35,610
6,480	*	Lam Research Corp	234,252
2,629		Lennox International, Inc	76,136
7,313		Manitowoc Co, Inc	237,892
1,850	*	Oil States International, Inc	117,364
6,900		Pall Corp	273,792
8,036		Rockwell Automation, Inc	351,414
2,579	*	SanDisk Corp	48,227
3,317	e*	Scientific Games Corp (Class A)	98,250
13,173		Seagate Technology, Inc	251,999
3,005		SPX Corp	395,849

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
4,955	*	Teradata Corp	$114,659
240		Timken Co	7,906
2,078	e	Toro Co	69,135
6,922	*	Varian Medical Systems, Inc	358,906
12,457	*	Western Digital Corp	430,140
3,634	*	Zebra Technologies Corp (Class A)	118,614
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	32,592,739

INSTRUMENTS AND RELATED PRODUCTS - 6.09%
2,598	e*	Advanced Medical Optics, Inc	48,687
20,530	*	Agilent Technologies, Inc	729,636
17,155		Allergan, Inc	892,918
9,486		Applied Biosystems, Inc	317,591
5,695		Bard (C.R.), Inc	500,875
35,433		Baxter International, Inc	2,265,586
2,799		Beckman Coulter, Inc	189,016
13,730		Becton Dickinson & Co	1,116,249
5,159	*	Boston Scientific Corp	63,404
10,261		Danaher Corp	793,175
8,264		Dentsply International, Inc	304,115
43,914		Emerson Electric Co	2,171,547
7,724	*	Flir Systems, Inc	313,363
7,202	e	Garmin Ltd	308,534
3,516		Hillenbrand, Inc	75,242
7,200	*	Hologic, Inc	156,960
3,193	*	Illumina, Inc	278,142
2,177	*	Intuitive Surgical, Inc	586,484
1,921	*	Itron, Inc	188,930
41,689		Johnson & Johnson	2,682,270
9,190		Kla-Tencor Corp	374,125
63,050		Medtronic, Inc	3,262,838
1,965	*	Mettler-Toledo International, Inc	186,400
3,097	*	Millipore Corp	210,162
3,007		National Instruments Corp	85,309
2,971		PerkinElmer, Inc	82,742
10,550		Pitney Bowes, Inc	359,755
4,457	e*	Resmed, Inc	159,293
9,088		Rockwell Collins, Inc	435,860
5,031		Roper Industries, Inc	331,442
19,040	*	St. Jude Medical, Inc	778,355
17,303		Stryker Corp	1,088,013
2,277	*	Techne Corp	176,217
5,195	*	Teradyne, Inc	57,509
7,999	*	Thermo Electron Corp	445,784
6,828	e*	Trimble Navigation Ltd	243,760
5,611	*	Waters Corp	361,910
8,748	*	Zimmer Holdings, Inc	595,301
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	23,217,499

INSURANCE AGENTS, BROKERS AND SERVICE - 0.01%
1,919		Brown & Brown, Inc	33,371
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	33,371

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
INSURANCE CARRIERS - 0.99%
17,536		Aetna, Inc	$710,734
26,739		Aflac, Inc	1,679,209
1,560		Axis Capital Holdings Ltd	46,504
395	e	Erie Indemnity Co (Class A)	18,229
326	*	Health Net, Inc	7,844
5,407	*	Humana, Inc	215,036
1,266	*	Philadelphia Consolidated Holding Co	43,006
4,195		Prudential Financial, Inc	250,609
465		Transatlantic Holdings, Inc	26,259
25,507		UnitedHealth Group, Inc	669,559
412		W.R. Berkley Corp	9,954
2,357	*	WellCare Health Plans, Inc	85,206
		TOTAL INSURANCE CARRIERS	3,762,149

LEATHER AND LEATHER PRODUCTS - 0.15%
19,222	*	Coach, Inc	555,131
		TOTAL LEATHER AND LEATHER PRODUCTS	555,131

LEGAL SERVICES - 0.05%
2,820	*	FTI Consulting, Inc	193,057
		TOTAL LEGAL SERVICES	193,057

METAL MINING - 0.73%
5,090		Cleveland-Cliffs, Inc	606,677
2,526		Foundation Coal Holdings, Inc	223,753
24,524		Newmont Mining Corp	1,279,172
1,533	e*	Patriot Coal Corp	234,994
4,123		Southern Copper Corp	439,635
		TOTAL METAL MINING	2,784,231

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.19%
2,800		Hasbro, Inc	100,016
1,096	*	Intrepid Potash, Inc	72,095
14,077		Tyco International Ltd	563,643
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	735,754

MISCELLANEOUS RETAIL - 1.90%
17,714	*	Amazon.com, Inc	1,298,968
18,752		Best Buy Co, Inc	742,579
43,278		CVS Corp	1,712,510
4,243	e*	Dick's Sporting Goods, Inc	75,271
4,907	*	Dollar Tree, Inc	160,410
2,529		MSC Industrial Direct Co (Class A)	111,554
7,050		Petsmart, Inc	140,648
2,167	*	Priceline.com, Inc	250,202
33,657		Staples, Inc	799,354
6,965	e	Tiffany & Co	283,824
51,502		Walgreen Co	1,674,330
		TOTAL MISCELLANEOUS RETAIL	7,249,650

MOTION PICTURES - 0.56%
4,496	*	DreamWorks Animation SKG, Inc (Class A)	134,026
52,104		News Corp (Class A)	783,644
22,335		Time Warner, Inc	330,558

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
29,567	*	Viacom, Inc (Class B)	$902,976
		TOTAL MOTION PICTURES	2,151,204

NONDEPOSITORY INSTITUTIONS - 0.91%
47,514		American Express Co	1,789,852
33,359		Freddie Mac	547,088
2,740	e	GLG Partners, Inc	21,372
23,264	*	SLM Corp	450,158
14,018		Textron, Inc	671,883
		TOTAL NONDEPOSITORY INSTITUTIONS	3,480,353

OIL AND GAS EXTRACTION - 7.63%
1,573	*	Atwood Oceanics, Inc	195,587
17,423		Baker Hughes, Inc	1,521,725
11,981	*	Cameron International Corp	663,148
12,161	e	Chesapeake Energy Corp	802,140
1,537	*	CNX Gas Corp	64,615
1,674	e*	Continental Resources, Inc	116,042
13,833	*	Denbury Resources, Inc	504,905
3,869	e	Diamond Offshore Drilling, Inc	538,333
757	*	Encore Acquisition Co	56,919
7,485		ENSCO International, Inc	604,339
7,362		Equitable Resources, Inc	508,420
4,233	*	Global Industries Ltd	75,898
49,261		Halliburton Co	2,614,281
446	e*	Helix Energy Solutions Group, Inc	18,571
1,173	*	Key Energy Services, Inc	22,780
3,605	*	Mariner Energy, Inc	133,277
2,332	e*	Nabors Industries Ltd	114,804
23,352	*	National Oilwell Varco, Inc	2,071,789
15,119		Noble Corp	982,130
3,034	*	Oceaneering International, Inc	233,770
5,367		Patterson-UTI Energy, Inc	193,427
11,565	*	PetroHawk Energy Corp	535,575
5,480	*	Plains Exploration & Production Co	399,876
6,896	*	Pride International, Inc	326,112
5,829	e*	Quicksilver Resources, Inc	225,233
8,681		Range Resources Corp	568,953
2,251		Rowan Cos, Inc	105,234
67,110		Schlumberger Ltd	7,209,627
140	*	SEACOR Holdings, Inc	12,531
11,299		Smith International, Inc	939,399
19,236	*	Southwestern Energy Co	915,826
1,428		St. Mary Land & Exploration Co	92,306
4,535	*	Superior Energy Services	250,060
3,919	*	Tetra Technologies, Inc	92,919
171	e	Tidewater, Inc	11,120
17,885		Transocean, Inc	2,725,495
2,118	*	Unit Corp	175,730
1,694	e	W&T Offshore, Inc	99,116
38,227	*	Weatherford International Ltd	1,895,677
2,382	*	Whiting Petroleum Corp	252,683
3,129		XTO Energy, Inc	214,368
		TOTAL OIL AND GAS EXTRACTION	29,084,740

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
PAPER AND ALLIED PRODUCTS - 0.19%
1,872		Greif, Inc (Class A)	$119,864
9,674		Kimberly-Clark Corp	578,312
1,568		Packaging Corp of America	33,728
		TOTAL PAPER AND ALLIED PRODUCTS	731,904

PERSONAL SERVICES - 0.12%
17,851		H&R Block, Inc	382,011
2,061	e	Weight Watchers International, Inc	73,392
		TOTAL PERSONAL SERVICES	455,403

PETROLEUM AND COAL PRODUCTS - 3.78%
2,628		Cabot Oil & Gas Corp	177,994
10,504		EOG Resources, Inc	1,378,125
54,983		Exxon Mobil Corp	4,845,652
5,850		Frontier Oil Corp	139,874
15,822		Hess Corp	1,996,578
2,334	e	Holly Corp	86,171
10,685		Murphy Oil Corp	1,047,664
619		Noble Energy, Inc	62,247
46,163		Occidental Petroleum Corp	4,148,207
5,188	*	SandRidge Energy, Inc	335,041
3,935	e	Sunoco, Inc	160,115
2,294	e	Tesoro Corp	45,352
		TOTAL PETROLEUM AND COAL PRODUCTS	14,423,020

PRIMARY METAL INDUSTRIES - 1.81%
6,299		AK Steel Holding Corp	434,631
35,619		Alcoa, Inc	1,268,749
5,561	e	Allegheny Technologies, Inc	329,656
258		Carpenter Technology Corp	11,262
822	*	Century Aluminum Co	54,655
3,927	e*	CommScope, Inc	207,228
88,594		Corning, Inc	2,042,092
2,856	*	General Cable Corp	173,788
1,186		Hubbell, Inc (Class B)	47,286
3,788		Nucor Corp	282,850
7,837		Precision Castparts Corp	755,252
156		Schnitzer Steel Industries, Inc (Class A)	17,878
2,636		Steel Dynamics, Inc	102,989
1,137	e	Titanium Metals Corp	15,907
6,271		United States Steel Corp	1,158,755
		TOTAL PRIMARY METAL INDUSTRIES	6,902,978

PRINTING AND PUBLISHING - 0.20%
2,267		Dun & Bradstreet Corp	198,680
2,313		John Wiley & Sons, Inc (Class A)	104,154
9,031		McGraw-Hill Cos, Inc	362,324
2,478	*	MSCI, Inc	89,927
		TOTAL PRINTING AND PUBLISHING	755,085

RAILROAD TRANSPORTATION - 1.51%
15,845		Burlington Northern Santa Fe Corp	1,582,757

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
22,765		CSX Corp	$1,429,870
3,582	*	Kansas City Southern Industries, Inc	157,572
6,131		Norfolk Southern Corp	384,230
29,067		Union Pacific Corp	2,194,559
		TOTAL RAILROAD TRANSPORTATION	5,748,988

REAL ESTATE - 0.09%
3,386	e*	CB Richard Ellis Group, Inc (Class A)	65,011
3,986	e	Forest City Enterprises, Inc (Class A)	128,429
4,466	e	St. Joe Co	153,273
		TOTAL REAL ESTATE	346,713

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.35%
8,913	*	Goodyear Tire & Rubber Co	158,919
19,900		Nike, Inc (Class B)	1,186,239
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	1,345,158

SECURITY AND COMMODITY BROKERS - 1.87%
737	e	BlackRock, Inc	130,449
7,404		Broadridge Financial Solutions, Inc	155,854
52,554		Charles Schwab Corp	1,079,459
1,963	*	CME Group, Inc	752,202
6,308	*	Corrections Corp of America	173,281
4,146	e*	E*Trade Financial Corp	13,018
5,625		Eaton Vance Corp	223,650
4,590		Federated Investors, Inc (Class B)	157,988
4,698		Franklin Resources, Inc	430,572
2,351		Goldman Sachs Group, Inc	411,190
3,969	*	IntercontinentalExchange, Inc	452,466
2,974		Invesco Ltd	71,317
2,395	*	Investment Technology Group, Inc	80,137
8,511		Janus Capital Group, Inc	225,286
2,880		Lazard Ltd (Class A)	98,352
2,858	e*	MF Global Ltd	18,034
3,458		Morgan Stanley	124,730
906	*	Morningstar, Inc	65,259
4,271	e*	Nasdaq Stock Market, Inc	113,395
5,332	e	Nymex Holdings, Inc	450,447
9,021		NYSE Euronext	457,004
7,570		SEI Investments Co	178,046
14,610		T Rowe Price Group, Inc	825,027
13,893	e*	TD Ameritrade Holding Corp	251,324
4,873		Waddell & Reed Financial, Inc (Class A)	170,604
		TOTAL SECURITY AND COMMODITY BROKERS	7,109,091

SPECIAL TRADE CONTRACTORS - 0.07%
7,629	e*	Quanta Services, Inc	253,817
		TOTAL SPECIAL TRADE CONTRACTORS	253,817

STONE, CLAY, AND GLASS PRODUCTS - 0.81%
39,559		3M Co	2,752,911
2,432	e	Eagle Materials, Inc	61,603
7,747		Gentex Corp	111,867
2,787	*	Owens-Illinois, Inc	116,190

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
2,082	*	USG Corp	$61,565
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	3,104,136

TOBACCO PRODUCTS - 2.10%
87,671		Altria Group, Inc	1,802,516
5,136	*	Lorillard, Inc	355,206
118,534		Philip Morris International, Inc	5,854,394
		TOTAL TOBACCO PRODUCTS	8,012,116

TRANSPORTATION BY AIR - 0.03%
7,576	e*	AMR Corp	38,789
1,220		Copa Holdings S.A. (Class A)	34,355
8,280	e*	Delta Air Lines, Inc	47,196
		TOTAL TRANSPORTATION BY AIR	120,340

TRANSPORTATION EQUIPMENT - 2.46%
4,970	*	BE Aerospace, Inc	115,751
42,346		Boeing Co	2,782,979
6,788		Goodrich Corp	322,158
11,851	e	Harley-Davidson, Inc	429,717
4,739		Harsco Corp	257,849
18,497		Lockheed Martin Corp	1,824,914
4,778		Northrop Grumman Corp	319,648
2,916		Oshkosh Truck Corp	60,332
20,341		Paccar, Inc	850,864
8,639		Raytheon Co	486,203
740	e	Thor Industries, Inc	15,732
31,204		United Technologies Corp	1,925,287
		TOTAL TRANSPORTATION EQUIPMENT	9,391,434

TRANSPORTATION SERVICES - 0.31%
9,594		CH Robinson Worldwide, Inc	526,135
11,994		Expeditors International Washington, Inc	515,742
312		GATX Corp	13,831
5,508		UTI Worldwide, Inc	109,885
		TOTAL TRANSPORTATION SERVICES	1,165,593

TRUCKING AND WAREHOUSING - 0.71%
443	e	Con-way, Inc	20,936
4,879	e	J.B. Hunt Transport Services, Inc	162,373
2,889		Landstar System, Inc	159,531
38,470		United Parcel Service, Inc (Class B)	2,364,751
		TOTAL TRUCKING AND WAREHOUSING	2,707,591

WATER TRANSPORTATION - 0.13%
5,008		Carnival Corp	165,064
2,641	e	Frontline Ltd	184,289
2,992	*	Kirby Corp	143,616
		TOTAL WATER TRANSPORTATION	492,969

WHOLESALE TRADE-DURABLE GOODS - 0.34%
468	*	Arrow Electronics, Inc	14,377
5,705		BorgWarner, Inc	253,188
7,618	*	LKQ Corp	137,657

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
2,188	e	Martin Marietta Materials, Inc	$226,655
7,149	*	Patterson Cos, Inc	210,109
427	*	Tech Data Corp	14,471
4,305		W.W. Grainger, Inc	352,149
1,760	*	WESCO International, Inc	70,470
		TOTAL WHOLESALE TRADE-DURABLE GOODS	1,279,076

WHOLESALE TRADE-NONDURABLE GOODS - 0.89%
4,657		Airgas, Inc	271,922
3,406	e*	Bare Escentuals, Inc	63,794
3,458		Brown-Forman Corp (Class B)	261,321
15,015		Cardinal Health, Inc	774,474
2,127	*	Central European Distribution Corp	157,717
5,914	*	Dean Foods Co	116,033
6,501	*	Endo Pharmaceuticals Holdings, Inc	157,259
4,786	*	Henry Schein, Inc	246,814
3,666	e	Herbalife Ltd	142,058
33,698		Sysco Corp	927,032
5,137		Terra Industries, Inc	253,494
130		Valhi, Inc	3,543
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	3,375,461

		TOTAL COMMON STOCKS	379,948,525
		(Cost $359,347,323)

PRINCIPAL		ISSUER
SHORT TERM INVESTMENTS - 6.36%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.38%
$ 1,450,000		Federal Home Loan Bank (FHLB), 07/01/08	1,450,000
			1,450,000

SHARES		COMPANY
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 5.98%
22,773,273		State Street Navigator Securities Lending Prime Portfolio	22,773,273
			22,773,273

		TOTAL SHORT TERM INVESTMENTS
		(Cost $24,223,273)	24,223,273

		TOTAL PORTFOLIO - 106.04%
		(Cost $383,570,596)	404,171,798
		OTHER ASSETS & LIABILITIES, NET - (6.04)%	(23,019,584)

		NET ASSETS - 100.00%	$381,152,214

		The following abbreviations are used in portfolio descriptions:
		REIT - Real Estate Investment Trust

	*	Non-income producing
	**	Percentage less than 0.01%
	d	All or a portion of these securities have been segregated by the custodian to cover margin or other
		requirements on open futures contracts in the amount of $123,795.
	e	All or a portion of these securities are out on loan.

		At June 30, 2008, the unrealized appreciation on investments was $20,601,202, consisting of
		gross unrealized appreciation of $43,569,901 and gross unrealized depreciation of $22,968,699.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

	NUMBER OF	MARKET	EXPIRATION	UNREALIZED
OPEN FUTURES CONTRACTS:	CONTRACTS	VALUE	DATE	(DEPRECIATION)

E-mini S&P 500 Index	9	$ 576,495	September 2008	$ (14,151)

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
LARGE-CAP VALUE INDEX FUND
STATEMENT OF INVESTMENTS (unaudited)
June 30, 2008

SHARES		COMPANY	VALUE
COMMON STOCKS - 99.30%

AMUSEMENT AND RECREATION SERVICES - 0.86%
2,353		International Speedway Corp (Class A)	$91,838
116,207		Walt Disney Co	3,625,658
1,870	e	Warner Music Group Corp	13,352
		TOTAL AMUSEMENT AND RECREATION SERVICES	3,730,848

APPAREL AND ACCESSORY STORES - 0.19%
3,302		American Eagle Outfitters, Inc	45,006
2,456	e*	AnnTaylor Stores Corp	58,846
11,203		Foot Locker, Inc	139,477
16,996		Gap, Inc	283,323
5,057	*	Kohl's Corp	202,482
6,615		Limited Brands, Inc	111,463
		TOTAL APPAREL AND ACCESSORY STORES	840,597

APPAREL AND OTHER TEXTILE PRODUCTS - 0.15%
6,820		Jones Apparel Group, Inc	93,775
7,164	e	Liz Claiborne, Inc	101,371
337		Phillips-Van Heusen Corp	12,341
6,021		VF Corp	428,575
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	636,062

AUTO REPAIR, SERVICES AND PARKING - 0.10%
1,423	*	Federal Mogul Corp (Class A)	22,953
21,028	*	Hertz Global Holdings, Inc	201,869
2,688		Ryder System, Inc	185,149
		TOTAL AUTO REPAIR, SERVICES AND PARKING	409,971

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.06%
7,929	e*	Autonation, Inc	79,449
5,891	*	O'Reilly Automotive, Inc	131,664
2,802	e	Penske Auto Group, Inc	41,301
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	252,414

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.09%
116,613		Home Depot, Inc	2,731,076
95,829		Lowe's Cos, Inc	1,988,452
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	4,719,528

BUSINESS SERVICES - 1.73%
4,477	*	Affiliated Computer Services, Inc (Class A)	239,475
7,783	*	Amdocs Ltd	228,976
6,959	e*	Avis Budget Group, Inc	58,247
14,264		CA, Inc	329,356
17,634	*	Cadence Design Systems, Inc	178,103
10,469	*	Computer Sciences Corp	490,368
7,472	*	Compuware Corp	71,283

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
8,642	*	Convergys Corp	$128,420
525	*	DST Systems, Inc	28,901
36,700		Electronic Data Systems Corp	904,288
4,173		Equifax, Inc	140,296
14,311	*	Expedia, Inc	263,036
10,410		Fidelity National Information Services, Inc	384,233
3,468	*	Getty Images, Inc	117,669
9,024	*	HLTH Corp	102,152
9,780		IMS Health, Inc	227,874
4,950	e*	Interpublic Group of Cos, Inc	42,570
5,014		Manpower, Inc	292,015
1,138	*	McAfee, Inc	38,726
1,370	*	NCR Corp	34,524
13,351	*	Novell, Inc	78,637
1,657		Omnicom Group, Inc	74,366
53,923	*	Sun Microsystems, Inc	586,682
57,832	*	Symantec Corp	1,119,049
9,753	*	Synopsys, Inc	233,194
12,066	*	Unisys Corp	47,661
6,356	*	United Rentals, Inc	124,641
23,959		Waste Management, Inc	903,494
		TOTAL BUSINESS SERVICES	7,468,236

CHEMICALS AND ALLIED PRODUCTS - 9.68%
4,953		Alberto-Culver Co	130,115
75,037	*	Amgen, Inc	3,538,745
7,348		Avery Dennison Corp	322,798
5,246	*	Barr Pharmaceuticals, Inc	236,490
11,645		Bristol-Myers Squibb Co	239,072
4,439	e	Cabot Corp	107,912
1,354		Celanese Corp (Series A)	61,824
2,569	*	Charles River Laboratories International, Inc	164,210
16,562		Chemtura Corp	96,722
6,570		Clorox Co	342,954
3,265		Cytec Industries, Inc	178,138
64,191		Dow Chemical Co	2,240,908
61,946		Du Pont (E.I.) de Nemours & Co	2,656,864
5,258		Eastman Chemical Co	362,066
62,407		Eli Lilly & Co	2,880,707
3,195		FMC Corp	247,421
19,201	*	Forest Laboratories, Inc	667,043
9,402	*	Hospira, Inc	377,114
9,926		Huntsman Corp	113,156
1,705	*	ImClone Systems, Inc	68,984
2,643	*	Inverness Medical Innovations, Inc	87,668
4,296	e*	Invitrogen Corp	168,661
17,033	*	King Pharmaceuticals, Inc	178,336
4,704		Lubrizol Corp	217,936
105,749		Merck & Co, Inc	3,985,680
17,155		Mylan Laboratories, Inc	207,061
561		Nalco Holding Co	11,865
1,851	*	NBTY, Inc	59,343
467,290		Pfizer, Inc	8,163,556
10,076		PPG Industries, Inc	578,060

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
132,515		Procter & Gamble Co	$8,058,237
1,420	e	Rohm & Haas Co	65,945
8,321		RPM International, Inc	171,413
1,044		Scotts Miracle-Gro Co (Class A)	18,343
4,236		Sigma-Aldrich Corp	228,151
7,037	e	Valspar Corp	133,070
3,646	*	Watson Pharmaceuticals, Inc	99,062
91,993		Wyeth	4,411,984
		TOTAL CHEMICALS AND ALLIED PRODUCTS	41,877,614

COMMUNICATIONS - 7.01%
409,910		AT&T, Inc	13,809,868
15,295	e*	Cablevision Systems Corp (Class A)	345,667
7,272	*	CenturyTel, Inc	258,810
17,386	e*	Citizens Communications Co	197,157
34,358		Clear Channel Communications, Inc	1,209,402
799	e*	Clearwire Corp (Class A)	10,355
136,970		Comcast Corp (Class A)	2,598,321
15,438	*	Crown Castle International Corp	597,914
5,122		Embarq Corp	242,117
1,210	e	Hearst-Argyle Television, Inc	23,232
11,353	*	IAC/InterActiveCorp	218,886
3,290	*	Leap Wireless International, Inc	142,029
11,651	e*	Liberty Global, Inc (Class A)	366,191
8,972	*	Liberty Media Corp - Capital (Series A)	129,197
40,882	*	Liberty Media Holding Corp (Interactive A)	603,418
52,173	e	Qwest Communications International, Inc	205,040
191,571		Sprint Nextel Corp	1,819,925
4,327		Telephone & Data Systems, Inc	204,537
5,374	e*	Time Warner Cable, Inc (Class A)	142,304
689	*	US Cellular Corp	38,963
196,680		Verizon Communications, Inc	6,962,472
14,771	e	Windstream Corp	182,274
		TOTAL COMMUNICATIONS	30,308,079

DEPOSITORY INSTITUTIONS - 10.94%
9,180	e	Associated Banc-Corp	177,082
6,313		Astoria Financial Corp	126,765
6,035	e	Bancorpsouth, Inc	105,552
307,221		Bank of America Corp	7,333,365
3,212		Bank of Hawaii Corp	153,534
78,603		Bank of New York Mellon Corp	2,973,551
37,722	e	BB&T Corp	858,930
1,536		BOK Financial Corp	82,099
383	e	Capitol Federal Financial	14,405
376,355		Citigroup, Inc	6,307,710
2,755	e	City National Corp	115,903
10,380	e	Comerica, Inc	266,039
4,069		Commerce Bancshares, Inc	161,377
4,055		Cullen/Frost Bankers, Inc	202,142
34,667		Fifth Third Bancorp	352,910
403		First Citizens Bancshares, Inc (Class A)	56,214
13,632	e	First Horizon National Corp	101,286
12,293	e	Fulton Financial Corp	123,545

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
22,951		Hudson City Bancorp, Inc	$382,823
26,140	e	Huntington Bancshares, Inc	150,828
238,216		JPMorgan Chase & Co	8,173,214
27,615	e	Keycorp	303,213
4,538	e	M&T Bank Corp	320,111
18,049	e	Marshall & Ilsley Corp	276,691
50,450	e	National City Corp	240,647
23,650	e	New York Community Bancorp, Inc	421,916
1,474		Northern Trust Corp	101,072
23,484		People's United Financial, Inc	366,350
23,862		PNC Financial Services Group, Inc	1,362,520
19,389		Popular, Inc	127,774
47,945	e	Regions Financial Corp	523,080
30,617	e	Sovereign Bancorp, Inc	225,341
19,733		State Street Corp	1,262,715
24,382		SunTrust Banks, Inc	883,116
18,696	e	Synovus Financial Corp	163,216
8,760	e	TCF Financial Corp	105,383
6,429	e	TFS Financial Corp	74,512
3,448		UnionBanCal Corp	139,368
120,099		US Bancorp	3,349,561
8,693	e	Valley National Bancorp	137,095
149,019	e	Wachovia Corp	2,314,265
6,591	e	Washington Federal, Inc	119,297
72,675	e	Washington Mutual, Inc	358,288
3,816	e	Webster Financial Corp	70,978
227,868		Wells Fargo & Co	5,411,865
4,531	e	Whitney Holding Corp	82,917
4,876	e	Wilmington Trust Corp	128,921
7,455	e	Zions Bancorporation	234,758
		TOTAL DEPOSITORY INSTITUTIONS	47,324,244

EATING AND DRINKING PLACES - 0.10%
7,322		McDonald's Corp	411,643
		TOTAL EATING AND DRINKING PLACES	411,643

EDUCATIONAL SERVICES - 0.02%
6,158	*	Career Education Corp	89,968
		TOTAL EDUCATIONAL SERVICES	89,968

ELECTRIC, GAS, AND SANITARY SERVICES - 6.76%
5,373		AGL Resources, Inc	185,798
7,835		Alliant Energy Corp	268,427
26,241	*	Allied Waste Industries, Inc	331,161
14,458		Ameren Corp	610,561
27,714		American Electric Power Co, Inc	1,114,934
4,360		American Water Works Co, Inc	96,705
9,331		Aqua America, Inc	149,016
6,203		Atmos Energy Corp	171,017
6,766		Centerpoint Energy, Inc	108,594
15,669	e	CMS Energy Corp	233,468
18,815	e	Consolidated Edison, Inc	735,478
1,047		Constellation Energy Group, Inc	85,959
39,880		Dominion Resources, Inc	1,893,901

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
7,235	e	DPL, Inc	$190,859
11,252		DTE Energy Co	477,535
87,244		Duke Energy Corp	1,516,301
34,149	*	Dynegy, Inc (Class A)	291,974
22,478		Edison International	1,154,920
38,129		El Paso Corp	828,924
4,013		Energen Corp	313,134
10,915		Energy East Corp	269,819
3,857		Entergy Corp	464,691
22,632		Exelon Corp	2,035,975
21,034		FirstEnergy Corp	1,731,729
28,160	*	FPL Group, Inc	1,846,733
6,155	e	Great Plains Energy, Inc	155,598
6,065	e	Hawaiian Electric Industries, Inc	149,987
5,346	e	Integrys Energy Group, Inc	271,737
12,885		MDU Resources Group, Inc	449,171
4,810	e*	Mirant Corp	188,312
5,801	e	National Fuel Gas Co	345,043
18,912	e	NiSource, Inc	338,903
10,728		Northeast Utilities	273,886
9,806	*	NRG Energy, Inc	420,677
7,742		NSTAR	261,834
6,114		OGE Energy Corp	193,875
7,260		Oneok, Inc	354,506
13,427		Pepco Holdings, Inc	344,403
24,652	e	PG&E Corp	978,438
6,964		Pinnacle West Capital Corp	214,282
18,029		Progress Energy, Inc	754,153
8,943		Puget Energy, Inc	214,543
7,427		Questar Corp	527,614
24,435	*	Reliant Energy, Inc	519,732
1,372		Republic Services, Inc	40,748
8,311		SCANA Corp	307,507
17,274		Sempra Energy	975,117
11,893		Sierra Pacific Resources	151,160
52,937		Southern Co	1,848,560
7,696	e	Southern Union Co	207,946
14,523	e	TECO Energy, Inc	312,099
7,372		UGI Corp	211,650
5,605	e	Vectren Corp	174,932
8,037		Wisconsin Energy Corp	363,433
29,733		Xcel Energy, Inc	596,741
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	29,254,200

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 1.71%
8,167	*	ADC Telecommunications, Inc	120,627
36,640	e*	Advanced Micro Devices, Inc	213,611
11,472	*	Atmel Corp	39,923
5,705	*	Avnet, Inc	155,632
3,139	e	AVX Corp	35,502
2,948		Cooper Industries Ltd (Class A)	116,446
3,673	e*	Cree, Inc	83,781
6,256		Eaton Corp	531,572
2,681	*	EchoStar Corp (Class A)	83,701

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
8,443	*	Fairchild Semiconductor International, Inc	$99,036
987		Harman International Industries, Inc	40,852
6,501	*	Integrated Device Technology, Inc	64,620
53,749		Intel Corp	1,154,529
3,987	*	International Rectifier Corp	76,550
5,626		Intersil Corp (Class A)	136,824
4,541	e*	Jarden Corp	82,828
6,720	e*	JDS Uniphase Corp	76,339
1,992		L-3 Communications Holdings, Inc	181,013
1,039		Lincoln Electric Holdings, Inc	81,769
11,183	e*	LSI Logic Corp	68,664
45,733	*	Micron Technology, Inc	274,398
6,710	e	Molex, Inc	163,791
155,898		Motorola, Inc	1,144,291
4,672	e*	Novellus Systems, Inc	99,000
9,146	e*	QLogic Corp	133,440
8,933		RadioShack Corp	109,608
2,626		Teleflex, Inc	145,979
29,170	e*	Tellabs, Inc	135,641
4,007	*	Thomas & Betts Corp	151,665
33,109		Tyco Electronics Ltd	1,185,964
11,950	*	Vishay Intertechnology, Inc	105,997
5,162	e	Whirlpool Corp	318,650
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	7,412,243

ENGINEERING AND MANAGEMENT SERVICES - 0.25%
727	*	Aecom Technology Corp	23,649
2,251		KBR, Inc	78,582
13,591		Moody's Corp	468,074
1,954	e	Quest Diagnostics, Inc	94,710
10,586	*	SAIC, Inc	220,295
4,706	*	URS Corp	197,511
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	1,082,821

FABRICATED METAL PRODUCTS - 0.73%
1,287	e*	Alliant Techsystems, Inc	130,862
3,820		Aptargroup, Inc	160,249
5,733		Ball Corp	273,693
7,967		Commercial Metals Co	300,356
3,597		Crane Co	138,592
30,706		Illinois Tool Works, Inc	1,458,842
6,886	e	Pentair, Inc	241,148
3,924		Snap-On, Inc	204,087
5,333		Stanley Works	239,078
		TOTAL FABRICATED METAL PRODUCTS	3,146,907

FOOD AND KINDRED PRODUCTS - 3.97%
21,949		Anheuser-Busch Cos, Inc	1,363,472
44,430		Archer Daniels Midland Co	1,499,513
8,418		Bunge Ltd	906,534
7,597		Campbell Soup Co	254,196
47,280		Coca-Cola Co	2,457,614
21,968		Coca-Cola Enterprises, Inc	380,046
33,642		ConAgra Foods, Inc	648,618

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
13,029	*	Constellation Brands, Inc (Class A)	$258,756
5,281		Corn Products International, Inc	259,350
14,254		Del Monte Foods Co	101,203
17,254	*	Dr Pepper Snapple Group, Inc	361,989
20,941		General Mills, Inc	1,272,585
9,679		H.J. Heinz Co	463,140
5,260	e	Hershey Co	172,423
4,899		Hormel Foods Corp	169,554
4,080		J.M. Smucker Co	165,811
7,267		Kellogg Co	348,961
104,598		Kraft Foods, Inc (Class A)	2,975,813
4,862		McCormick & Co, Inc	173,379
7,968		Molson Coors Brewing Co (Class B)	432,901
9,235		Pepsi Bottling Group, Inc	257,841
4,294		PepsiAmericas, Inc	84,935
6,458		PepsiCo, Inc	410,664
11,821	e	Reynolds American, Inc	551,686
48,165		Sara Lee Corp	590,021
7,598	e*	Smithfield Foods, Inc	151,048
17,127		Tyson Foods, Inc (Class A)	255,877
2,351		Wrigley (Wm.) Jr Co	182,861
		TOTAL FOOD AND KINDRED PRODUCTS	17,150,791

FOOD STORES - 0.47%
25,059		Kroger Co	723,453
30,435		Safeway, Inc	868,919
14,642	*	Supervalu, Inc	452,291
		TOTAL FOOD STORES	2,044,663

FORESTRY - 0.22%
4,819		Rayonier, Inc	204,615
14,578		Weyerhaeuser Co	745,519
		TOTAL FORESTRY	950,134

FURNITURE AND FIXTURES - 0.39%
3,661	e	Hill-Rom Holdings, Inc	98,774
34,303		Johnson Controls, Inc	983,810
11,766	e	Leggett & Platt, Inc	197,316
24,820		Masco Corp	390,419
		TOTAL FURNITURE AND FIXTURES	1,670,319

FURNITURE AND HOMEFURNISHINGS STORES - 0.11%
3,166	*	Bed Bath & Beyond, Inc	88,965
3,852	e*	Mohawk Industries, Inc	246,913
4,264	e	Steelcase, Inc (Class A)	42,768
5,538		Williams-Sonoma, Inc	109,874
		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	488,520

GENERAL BUILDING CONTRACTORS - 0.24%
8,527		Centex Corp	114,006
21,789	e	DR Horton, Inc	236,411
5,813	e	KB Home	98,414
9,592	e	Lennar Corp (Class A)	118,365
2,404	e	MDC Holdings, Inc	93,900

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
260	e*	NVR, Inc	$130,021
10,392	e	Pulte Homes, Inc	100,075
8,849	e*	Toll Brothers, Inc	165,742
		TOTAL GENERAL BUILDING CONTRACTORS	1,056,934

GENERAL MERCHANDISE STORES - 0.79%
3,997	*	BJ's Wholesale Club, Inc	154,684
8,897		Family Dollar Stores, Inc	177,406
15,307		JC Penney Co, Inc	555,491
29,076		Macy's, Inc	564,656
9,943	e*	Saks, Inc	109,174
4,030		Target Corp	187,355
29,877		Wal-Mart Stores, Inc	1,679,087
		TOTAL GENERAL MERCHANDISE STORES	3,427,853

HEALTH SERVICES - 0.93%
9,750		AmerisourceBergen Corp	389,903
1,987	e	Brookdale Senior Living, Inc	40,455
16,685		Cigna Corp	590,482
5,259	*	Community Health Systems, Inc	173,442
8,331	*	Coventry Health Care, Inc	253,429
1,216	*	DaVita, Inc	64,606
6,128	e*	Health Management Associates, Inc (Class A)	39,893
3,742	e*	LifePoint Hospitals, Inc	105,899
5,398		McKesson Corp	301,802
6,958	e	Omnicare, Inc	182,439
468	*	Pediatrix Medical Group, Inc	23,040
14,363	e*	Tenet Healthcare Corp	79,858
3,256		Universal Health Services, Inc (Class B)	205,844
32,779	*	WellPoint, Inc	1,562,247
		TOTAL HEALTH SERVICES	4,013,339

HOLDING AND OTHER INVESTMENT OFFICES - 3.00%
2,105		Alexandria Real Estate Equities, Inc	204,901
11,200	e	Allied Capital Corp	155,568
6,758	e	AMB Property Corp	340,468
37,114		Annaly Mortgage Management, Inc	575,638
4,345	e	Apartment Investment & Management Co (Class A)	147,991
5,313	e	AvalonBay Communities, Inc	473,707
8,222	e	Boston Properties, Inc	741,789
6,400		Brandywine Realty Trust	100,864
3,471	e	BRE Properties, Inc (Class A)	150,225
1,342	e	Camden Property Trust	59,397
4,831	e	CBL & Associates Properties, Inc	110,340
8,261		Developers Diversified Realty Corp	286,739
1,441		Digital Realty Trust, Inc	58,951
8,600		Douglas Emmett, Inc	188,942
10,062		Duke Realty Corp	225,892
18,663		Equity Residential	714,233
1,373	e	Essex Property Trust, Inc	146,225
2,833	e	Federal Realty Investment Trust	195,477
7,519	e	General Growth Properties, Inc	263,391
14,297	e	HCP, Inc	454,788
5,753		Health Care REIT, Inc	256,009

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
6,489		Hospitality Properties Trust	$158,721
36,419		Host Marriott Corp	497,119
15,545		HRPT Properties Trust	105,240
10,097	e	iShares Russell 1000 Value Index Fund	697,198
10,189	e	iStar Financial, Inc	134,597
2,026		Kilroy Realty Corp	95,283
14,873	e	Kimco Realty Corp	513,416
6,482	e	Liberty Property Trust	214,878
4,644		Mack-Cali Realty Corp	158,685
5,880		Nationwide Health Properties, Inc	185,161
7,954	e	Plum Creek Timber Co, Inc	339,715
17,440		Prologis	947,864
8,674		Public Storage, Inc	700,772
4,935		Regency Centers Corp	291,757
4,143		SL Green Realty Corp	342,709
8,847		UDR, Inc	197,996
7,330		Ventas, Inc	312,038
20,586		Virgin Media, Inc	280,175
9,389		Vornado Realty Trust	826,232
4,927		Weingarten Realty Investors	149,387
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	13,000,478

HOTELS AND OTHER LODGING PLACES - 0.08%
3,459		Boyd Gaming Corp	43,445
1,371		Choice Hotels International, Inc	36,332
507	*	MGM Mirage	17,182
500	e	Orient-Express Hotels Ltd (Class A)	21,720
11,529		Wyndham Worldwide Corp	206,484
		TOTAL HOTELS AND OTHER LODGING PLACES	325,163

INDUSTRIAL MACHINERY AND EQUIPMENT - 5.30%
1,843	*	AGCO Corp	96,592
4,165	e	Black & Decker Corp	239,529
22,308	*	Brocade Communications Systems, Inc	183,818
3,314	e	Carlisle Cos, Inc	96,106
740		Diebold, Inc	26,329
1,657		Dover Corp	80,149
43,085	*	EMC Corp	632,919
2,176		Flowserve Corp	297,459
3,622	*	Gardner Denver, Inc	205,730
687,090	d	General Electric Co	18,338,432
635		IDEX Corp	23,393
17,836		Ingersoll-Rand Co Ltd (Class A)	667,601
3,175		ITT Industries, Inc	201,073
7,485		Jabil Circuit, Inc	122,829
4,173		Kennametal, Inc	135,831
634	*	Lam Research Corp	22,919
6,573	*	Lexmark International, Inc (Class A)	219,735
1,155	*	Oil States International, Inc	73,273
12,447	*	SanDisk Corp	232,759
17,391		Seagate Technology, Inc	332,690
6,527	*	Teradata Corp	151,035
6,964	*	Terex Corp	357,741

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
5,578		Timken Co	$183,739
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	22,921,681

INSTRUMENTS AND RELATED PRODUCTS - 3.67%
883		Beckman Coulter, Inc	59,629
96,755	*	Boston Scientific Corp	1,189,119
3,101	e	Cooper Cos, Inc	115,202
34,695		Covidien Ltd	1,661,544
5,271		Danaher Corp	407,448
2,725	e	DRS Technologies, Inc	214,512
19,548	e	Eastman Kodak Co	282,078
8,823	*	Hologic, Inc	192,341
143,303		Johnson & Johnson	9,220,115
729		Kla-Tencor Corp	29,678
4,666		PerkinElmer, Inc	129,948
1,378		Pitney Bowes, Inc	46,990
5,561	*	Teradyne, Inc	61,560
18,997	*	Thermo Electron Corp	1,058,703
62,193		Xerox Corp	843,337
5,238	*	Zimmer Holdings, Inc	356,446
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	15,868,650

INSURANCE AGENTS, BROKERS AND SERVICE - 0.88%
20,758		AON Corp	953,623
6,071		Brown & Brown, Inc	105,575
6,398	e	Gallagher (Arthur J.) & Co	154,192
21,716		Hartford Financial Services Group, Inc	1,402,202
35,494		Marsh & McLennan Cos, Inc	942,366
610		White Mountains Insurance Group Ltd	261,690
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	3,819,648

INSURANCE CARRIERS - 6.27%
22,773		ACE Ltd	1,254,565
11,941		Aetna, Inc	483,969
350	e*	Alleghany Corp	116,218
3,673		Allied World Assurance Holdings Ltd	145,524
37,999		Allstate Corp	1,732,374
5,677		American Financial Group, Inc	151,860
160,174		American International Group, Inc	4,238,204
1,044		American National Insurance Co	102,333
3,548	*	Arch Capital Group Ltd	235,303
8,169		Assurant, Inc	538,827
7,870		Axis Capital Holdings Ltd	234,605
25,214		Chubb Corp	1,235,738
10,055		Cincinnati Financial Corp	255,397
1,657		CNA Financial Corp	41,674
12,723	*	Conseco, Inc	126,212
3,787	e	Endurance Specialty Holdings Ltd	116,602
2,310	e	Erie Indemnity Co (Class A)	106,607
4,275		Everest Re Group Ltd	340,760
15,045		Fidelity National Title Group, Inc (Class A)	189,567
6,277	e	First American Corp	165,713
29,864		Genworth Financial, Inc (Class A)	531,878
3,317		Hanover Insurance Group, Inc	140,973
7,753		HCC Insurance Holdings, Inc	163,898

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
7,000	*	Health Net, Inc	$168,420
5,038	*	Humana, Inc	200,361
12,255		Leucadia National Corp	575,250
17,920		Lincoln National Corp	812,134
21,663	e	Loews Corp	1,015,995
697	*	Markel Corp	255,799
14,773	e	MBIA, Inc	64,853
1,689	e	Mercury General Corp	78,910
31,172		Metlife, Inc	1,644,946
8,530	e	MGIC Investment Corp	52,118
3,463	e	Nationwide Financial Services, Inc (Class A)	166,259
15,977		Old Republic International Corp	189,168
1,774	e	OneBeacon Insurance Group Ltd	31,169
3,531		PartnerRe Ltd	244,098
2,570	*	Philadelphia Consolidated Holding Co	87,303
17,963		Principal Financial Group	753,907
46,970		Progressive Corp	879,278
4,867		Protective Life Corp	185,189
24,721		Prudential Financial, Inc	1,476,833
1,958		Reinsurance Group Of America, Inc	85,212
4,451		RenaissanceRe Holdings Ltd	198,826
6,232		Safeco Corp	418,541
3,482		Stancorp Financial Group, Inc	163,515
6,207		Torchmark Corp	364,041
1,299		Transatlantic Holdings, Inc	73,355
41,721		Travelers Cos, Inc	1,810,691
53,489		UnitedHealth Group, Inc	1,404,086
3,266		Unitrin, Inc	90,044
23,892		UnumProvident Corp	488,591
9,122		W.R. Berkley Corp	220,388
126		Wesco Financial Corp	48,132
12,077		XL Capital Ltd (Class A)	248,303
		TOTAL INSURANCE CARRIERS	27,144,516

METAL MINING - 0.72%
26,413		Freeport-McMoRan Copper & Gold, Inc (Class B)	3,095,339
		TOTAL METAL MINING	3,095,339

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.47%
1,692	e	Armstrong World Industries, Inc	49,440
10,607		Fortune Brands, Inc	661,983
4,991		Hasbro, Inc	178,279
1,035	*	Intrepid Potash, Inc	68,082
24,971		Mattel, Inc	427,504
16,098		Tyco International Ltd	644,564
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	2,029,852

MISCELLANEOUS RETAIL - 0.66%
2,513	e	Barnes & Noble, Inc	62,423
45,464		CVS Corp	1,799,010
18,684	*	Office Depot, Inc	204,403
5,022	e	OfficeMax, Inc	69,806
36,049	e*	Rite Aid Corp	57,318
4,070	e*	Sears Holdings Corp	299,796

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
7,262		Staples, Inc	$172,473
5,194		Walgreen Co	168,857
		TOTAL MISCELLANEOUS RETAIL	2,834,086

MOTION PICTURES - 1.40%
40,771		CBS Corp (Class B)	794,627
19,411	*	Discovery Holding Co (Class A)	426,266
95,873		News Corp (Class A)	1,441,930
5,510	e	Regal Entertainment Group (Class A)	84,193
219,564		Time Warner, Inc	3,249,547
2,352	*	Viacom, Inc (Class B)	71,830
		TOTAL MOTION PICTURES	6,068,393

NONDEPOSITORY INSTITUTIONS - 0.99%
13,998		American Capital Strategies Ltd	332,732
11,186		American Express Co	421,377
7,831	e*	AmeriCredit Corp	67,503
25,892	e	Capital One Financial Corp	984,155
10,741	e	CapitalSource, Inc	119,010
20,643	e	CIT Group, Inc	140,579
40,327		Countrywide Financial Corp	171,390
32,861		Discover Financial Services	432,779
73,214	*	Fannie Mae	1,428,405
3,695		Freddie Mac	60,598
3,570	*	SLM Corp	69,080
382		Student Loan Corp	37,467
		TOTAL NONDEPOSITORY INSTITUTIONS	4,265,075

NONMETALLIC MINERALS, EXCEPT FUELS - 0.10%
7,542		Vulcan Materials Co	450,861
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	450,861

OIL AND GAS EXTRACTION - 2.78%
32,301		Anadarko Petroleum Corp	2,417,407
20,277		BJ Services Co	647,647
22,369	e	Chesapeake Energy Corp	1,475,459
5,719		Cimarex Energy Co	398,443
2,753	*	Encore Acquisition Co	206,998
708		ENSCO International, Inc	57,164
4,529	*	Exterran Holdings, Inc	323,778
6,019	e*	Forest Oil Corp	448,416
2,871	*	Global Industries Ltd	51,477
5,764	e*	Helix Energy Solutions Group, Inc	240,013
7,211		Helmerich & Payne, Inc	519,336
6,073	*	Hercules Offshore, Inc	230,895
7,207	*	Key Energy Services, Inc	139,960
1,639	*	Mariner Energy, Inc	60,594
16,682	e*	Nabors Industries Ltd	821,255
4,222		Patterson-UTI Energy, Inc	152,161
860	*	PetroHawk Energy Corp	39,827
8,249		Pioneer Natural Resources Co	645,732
651	*	Plains Exploration & Production Co	47,503
3,274	*	Pride International, Inc	154,827
5,051	e	Rowan Cos, Inc	236,134

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
1,353	e*	SEACOR Holdings, Inc	$121,107
2,619		St. Mary Land & Exploration Co	169,292
3,419	e	Tidewater, Inc	222,338
770	*	Unit Corp	63,887
31,258		XTO Energy, Inc	2,141,486
		TOTAL OIL AND GAS EXTRACTION	12,033,136

PAPER AND ALLIED PRODUCTS - 0.65%
7,266	e	Bemis Co	162,904
31,048	*	Domtar Corporation	169,212
29,505		International Paper Co	687,467
17,115		Kimberly-Clark Corp	1,023,135
12,417	e	MeadWestvaco Corp	296,021
5,306		Packaging Corp of America	114,132
17,655	*	Smurfit-Stone Container Corp	71,856
6,828		Sonoco Products Co	211,327
7,972	e	Temple-Inland, Inc	89,844
		TOTAL PAPER AND ALLIED PRODUCTS	2,825,898

PERSONAL SERVICES - 0.10%
9,087		Cintas Corp	240,896
18,798		Service Corp International	185,348
108		Weight Watchers International, Inc	3,846
		TOTAL PERSONAL SERVICES	430,090

PETROLEUM AND COAL PRODUCTS - 14.86%
23,016		Apache Corp	3,199,224
4,340		Ashland, Inc	209,188
3,692		Cabot Oil & Gas Corp	250,059
142,740		Chevron Corp	14,149,816
106,423		ConocoPhillips	10,045,267
30,783		Devon Energy Corp	3,698,885
4,250		EOG Resources, Inc	557,600
297,115		Exxon Mobil Corp	26,184,745
48,848		Marathon Oil Corp	2,533,746
9,087	*	Newfield Exploration Co	592,927
11,034		Noble Energy, Inc	1,109,579
3,272		Sunoco, Inc	133,138
6,744		Tesoro Corp	133,329
36,409		Valero Energy Corp	1,499,323
		TOTAL PETROLEUM AND COAL PRODUCTS	64,296,826

PIPELINES, EXCEPT NATURAL GAS - 0.29%
43,900		Spectra Energy Corp	1,261,686
		TOTAL PIPELINES, EXCEPT NATURAL GAS	1,261,686

PRIMARY METAL INDUSTRIES - 0.61%
12,664		Alcoa, Inc	451,092
3,081		Carpenter Technology Corp	134,486
1,020	*	Century Aluminum Co	67,820
2,318		Hubbell, Inc (Class B)	92,419
17,173		Nucor Corp	1,282,308
1,298		Schnitzer Steel Industries, Inc (Class A)	148,751
8,493		Steel Dynamics, Inc	331,822

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
4,832		Titanium Metals Corp	$67,600
437		United States Steel Corp	80,749
		TOTAL PRIMARY METAL INDUSTRIES	2,657,047

PRINTING AND PUBLISHING - 0.48%
1,123		Dun & Bradstreet Corp	98,420
6,438	e*	EW Scripps Co (Class A)	267,435
15,785	e	Gannett Co, Inc	342,061
11,131		McGraw-Hill Cos, Inc	446,576
2,715		Meredith Corp	76,807
9,931	e	New York Times Co (Class A)	152,838
14,654		R.R. Donnelley & Sons Co	435,077
403		Washington Post Co (Class B)	236,521
		TOTAL PRINTING AND PUBLISHING	2,055,735

RAILROAD TRANSPORTATION - 0.28%
1,089	*	Kansas City Southern Industries, Inc	47,905
18,337		Norfolk Southern Corp	1,149,180
		TOTAL RAILROAD TRANSPORTATION	1,197,085

REAL ESTATE - 0.07%
7,649	*	CB Richard Ellis Group, Inc (Class A)	146,861
2,175		Jones Lang LaSalle, Inc	130,913
1,012		St. Joe Co	34,732
		TOTAL REAL ESTATE	312,506

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.15%
5,927	*	Goodyear Tire & Rubber Co	105,678
19,097		Newell Rubbermaid, Inc	320,639
10,589	e	Sealed Air Corp	201,297
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	627,614

SECURITY AND COMMODITY BROKERS - 3.08%
15,384		Ameriprise Financial, Inc	625,667
338	e	BlackRock, Inc	59,826
1,366	*	CME Group, Inc	523,438
869	*	Corrections Corp of America	23,871
21,017	e*	E*Trade Financial Corp	65,993
4,977		Franklin Resources, Inc	456,142
24,268		Goldman Sachs Group, Inc	4,244,473
23,382		Invesco Ltd	560,700
834		Janus Capital Group, Inc	22,076
9,337	e	Jefferies Group, Inc	157,048
9,583		Legg Mason, Inc	417,531
38,718		Lehman Brothers Holdings, Inc	767,004
67,587		Merrill Lynch & Co, Inc	2,143,184
3,700	e*	MF Global Ltd	23,347
71,886		Morgan Stanley	2,592,928
4,240	e*	Nasdaq Stock Market, Inc	112,572
7,253		NYSE Euronext	367,437
6,658	e	Raymond James Financial, Inc	175,705
		TOTAL SECURITY AND COMMODITY BROKERS	13,338,942

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
SPECIAL TRADE CONTRACTORS - 0.02%
2,626	*	Quanta Services, Inc	$87,367
		TOTAL SPECIAL TRADE CONTRACTORS	87,367

STONE, CLAY, AND GLASS PRODUCTS - 0.12%
5,268	*	Owens Corning, Inc	119,847
8,211	*	Owens-Illinois, Inc	342,317
2,083	e*	USG Corp	61,594
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	523,758

TOBACCO PRODUCTS - 0.39%
36,422		Altria Group, Inc	748,836
5,714	*	Lorillard, Inc	395,180
9,976	e	UST, Inc	544,789
		TOTAL TOBACCO PRODUCTS	1,688,805

TRANSPORTATION BY AIR - 0.61%
8,580	*	AMR Corp	43,930
6,822	*	Continental Airlines, Inc (Class B)	68,970
545		Copa Holdings S.A. (Class A)	15,347
10,069	*	Delta Air Lines, Inc	57,393
21,395		FedEx Corp	1,685,712
16,850	*	Northwest Airlines Corp	112,221
50,502		Southwest Airlines Co	658,546
		TOTAL TRANSPORTATION BY AIR	2,642,119

TRANSPORTATION EQUIPMENT - 2.05%
5,014		Autoliv, Inc	233,753
149,586	e*	Ford Motor Co	719,509
27,496		General Dynamics Corp	2,315,163
33,711	e	General Motors Corp	387,677
11,766		Genuine Parts Co	466,875
1,822		Harley-Davidson, Inc	66,066
17,821		Northrop Grumman Corp	1,192,225
1,559		Oshkosh Truck Corp	32,256
9,028	*	Pactiv Corp	191,664
18,486		Raytheon Co	1,040,392
7,226	*	Spirit Aerosystems Holdings, Inc (Class A)	138,595
1,717		Thor Industries, Inc	36,503
5,580	e	Trinity Industries, Inc	193,570
3,147	*	TRW Automotive Holdings Corp	58,125
28,875		United Technologies Corp	1,781,588
		TOTAL TRANSPORTATION EQUIPMENT	8,853,961

TRANSPORTATION SERVICES - 0.03%
2,813		GATX Corp	124,700
		TOTAL TRANSPORTATION SERVICES	124,700

TRUCKING AND WAREHOUSING - 0.03%
2,628	e	Con-way, Inc	124,199
		TOTAL TRUCKING AND WAREHOUSING	124,199

WATER TRANSPORTATION - 0.32%
3,099	e	Alexander & Baldwin, Inc	141,159
23,950		Carnival Corp	789,392
1,749		Overseas Shipholding Group, Inc	139,080

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
9,453	e	Royal Caribbean Cruises Ltd	$212,409
2,655	e	Teekay Corp	119,953
		TOTAL WATER TRANSPORTATION	1,401,993

WHOLESALE TRADE-DURABLE GOODS - 0.22%
7,719	*	Arrow Electronics, Inc	237,128
1,187		BorgWarner, Inc	52,679
11,513	*	Ingram Micro, Inc (Class A)	204,356
209		Martin Marietta Materials, Inc	21,650
4,153		Reliance Steel & Aluminum Co	320,155
3,126	*	Tech Data Corp	105,940
713	*	WESCO International, Inc	28,549
		TOTAL WHOLESALE TRADE-DURABLE GOODS	970,457

WHOLESALE TRADE-NONDURABLE GOODS - 0.12%
1,501	e	Brown-Forman Corp (Class B)	113,431
6,209		Cardinal Health, Inc	320,260
2,378	*	Dean Foods Co	46,656
765	*	Endo Pharmaceuticals Holdings, Inc	18,505
448	*	Henry Schein, Inc	23,105
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	521,957

		TOTAL COMMON STOCKS	429,567,551
		(Cost $484,771,548)

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 8.22%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.28%
$1,190,000		Federal Home Loan Bank (FHLB), 01/02/08	1,190,000
			1,190,000

SHARES		COMPANY
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 7.94%
34,353,515		State Street Navigator Securities Lending Prime Portfolio	35,543,515
			35,543,515

		TOTAL SHORT-TERM INVESTMENTS	35,543,515
		(Cost $35,543,515)

		TOTAL PORTFOLIO - 107.79%
		(Cost $520,315,063)	466,301,066
		OTHER ASSETS & LIABILITIES, NET - (7.79)%	(33,700,027)

		NET ASSETS - 100.00%	$432,601,039

		The following abbreviations are used in portfolio descriptions:
		REIT - Real Estate Investment Trust

	*	Non-income producing
	**	Percentage less than 0.01%
	d	All or a portion of these securities have been segregated by the custodian to cover margin or other
		requirements on open futures contracts in the amount of $373,600.
	e	All or a portion of these securities are out on loan.

		At June 30, 2008, the unrealized appreciation on investments was $55,203,997 consisting of
		gross unrealized appreciation of $92,709,136 and gross unrealized depreciation of $37,506,139.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

	NUMBER OF	MARKET	EXPIRATION	UNREALIZED
OPEN FUTURES CONTRACTS:	CONTRACTS	VALUE	DATE	(DEPRECIATION)

E-mini S&P 500 Index	18	$ 1,152,990	September 2008	$(24,234)

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
EQUITY INDEX FUND
STATEMENT OF INVESTMENTS (unaudited)
June 30, 2008

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.10%

AGRICULTURAL PRODUCTION-CROPS - 0.00%**
3,805	*	Chiquita Brands International, Inc	$57,722
		TOTAL AGRICULTURAL PRODUCTION-CROPS	57,722

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.01%
954	e	Cal-Maine Foods, Inc	31,472
3,687	e	Pilgrim's Pride Corp	47,894
25	e	Seaboard Corp	38,775
		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	118,141

AGRICULTURAL SERVICES - 0.00%**
864	e*	Cadiz, Inc	13,928
812		Calavo Growers, Inc	9,947
		TOTAL AGRICULTURAL SERVICES	23,875

AMUSEMENT AND RECREATION SERVICES - 0.57%
24,120	*	Activision, Inc	821,768
4,307	*	Bally Technologies, Inc	145,577
689		Churchill Downs, Inc	24,025
736	e	Dover Downs Gaming & Entertainment, Inc	4,725
3,080	e	International Speedway Corp (Class A)	120,212
2,221	e*	Leapfrog Enterprises, Inc	18,479
2,855	e*	Life Time Fitness, Inc	84,365
6,113	e*	Live Nation, Inc	64,675
3,992	e*	Marvel Entertainment, Inc	128,303
5,847	*	Penn National Gaming, Inc	187,981
5,760	e*	Pinnacle Entertainment, Inc	60,422
5,973	e*	Six Flags, Inc	6,869
1,544	e	Speedway Motorsports, Inc	31,467
1,184	e*	Town Sports International Holdings, Inc	11,059
156,039	*	Walt Disney Co	4,868,417
3,298	e*	Warner Music Group Corp	23,548
4,672	v*	Westwood One, Inc	5,653
3,592	*	WMS Industries, Inc	106,934
1,665	e	World Wrestling Entertainment, Inc	25,758
		TOTAL AMUSEMENT AND RECREATION SERVICES	6,740,237

APPAREL AND ACCESSORY STORES - 0.48%
6,870		Abercrombie & Fitch Co (Class A)	430,612
5,488	*	Aeropostale, Inc	171,939
14,212		American Eagle Outfitters, Inc	193,710
5,041	e*	AnnTaylor Stores Corp	120,782
3,149	e	Bebe Stores, Inc	30,262
2,831	e	Brown Shoe Co, Inc	38,360
1,275		Buckle, Inc	58,306
793	*	Cache, Inc	8,485

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
4,241	*	Carter's, Inc	$58,611
2,133	e*	Casual Male Retail Group, Inc	6,506
2,314	e	Cato Corp (Class A)	32,951
2,203	*	Charlotte Russe Holding, Inc	39,125
11,398	e*	Charming Shoppes, Inc	52,317
14,947	*	Chico's FAS, Inc	80,265
1,990	e*	Children's Place Retail Stores, Inc	71,839
2,342	e	Christopher & Banks Corp	15,926
1,134	e*	Citi Trends, Inc	25,696
4,864	e*	Collective Brands, Inc	56,568
4,020	e*	Dress Barn, Inc	53,787
1,121	e*	DSW, Inc (Class A)	13,205
4,929	e	Finish Line, Inc (Class A)	42,882
11,482		Foot Locker, Inc	142,951
39,853		Gap, Inc	664,350
7,801	*	Hanesbrands, Inc	211,719
3,079	*	HOT Topic, Inc	16,657
3,580	e*	J Crew Group, Inc	118,176
1,794	e*	Jo-Ann Stores, Inc	41,316
1,448	e*	JOS A Bank Clothiers, Inc	38,734
25,284	*	Kohl's Corp	1,012,371
23,302		Limited Brands, Inc	392,639
3,344	*	New York & Co, Inc	30,531
14,897	e	Nordstrom, Inc	451,379
5,259	*	Pacific Sunwear Of California, Inc	44,859
11,074		Ross Stores, Inc	393,348
407	e*	Shoe Carnival, Inc	4,799
3,326		Stage Stores, Inc	38,814
3,118	e	Talbots, Inc	36,138
2,198	*	Tween Brands, Inc	36,179
2,684	e*	Under Armour, Inc (Class A)	68,818
8,830	e*	Urban Outfitters, Inc	275,408
11,688	*	Wet Seal, Inc (Class A)	55,752
		TOTAL APPAREL AND ACCESSORY STORES	5,677,072

APPAREL AND OTHER TEXTILE PRODUCTS - 0.16%
1,043	e	Columbia Sportswear Co	38,330
963	e*	G-III Apparel Group Ltd	11,883
4,801		Guess ?, Inc	179,797
2,494	*	Gymboree Corp	99,935
7,074		Jones Apparel Group, Inc	97,268
7,812	e	Liz Claiborne, Inc	110,540
1,478	e*	Lululemon Athletica, Inc	42,951
3,070	e*	Maidenform Brands, Inc	41,445
4,194		Phillips-Van Heusen Corp	153,584
4,587	e	Polo Ralph Lauren Corp	287,972
10,285	*	Quiksilver, Inc	100,999
2,045	e*	True Religion Apparel, Inc	54,499
7,138		VF Corp	508,083
3,618	*	Warnaco Group, Inc	159,445
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	1,886,731

AUTO REPAIR, SERVICES AND PARKING - 0.07%
741	e*	Amerco, Inc	35,331

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
2,651	e*	Dollar Thrifty Automotive Group, Inc	$25,052
6,138	*	Exide Technologies	102,873
1,439	*	Federal Mogul Corp (Class A)	23,211
25,694	*	Hertz Global Holdings, Inc	246,662
1,441	e*	Midas, Inc	19,454
1,021		Monro Muffler, Inc	15,815
4,712		Ryder System, Inc	324,563
432	*	Standard Parking Corp	7,862
3,275	e*	Wright Express Corp	81,220
		TOTAL AUTO REPAIR, SERVICES AND PARKING	882,043

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.15%
7,799		Advance Auto Parts	302,835
793	*	America's Car-Mart, Inc	14,210
1,878		Asbury Automotive Group, Inc	24,132
9,448	e*	Autonation, Inc	94,669
3,365	*	Autozone, Inc	407,199
17,409	e*	Carmax, Inc	247,034
5,573	*	Copart, Inc	238,636
5,566	e*	CSK Auto Corp	58,332
810	e*	MarineMax, Inc	5,808
9,194	*	O'Reilly Automotive, Inc	205,486
3,336	e	Penske Auto Group, Inc	49,172
3,408	*	Rush Enterprises, Inc (Class A)	40,930
2,558	e	Sonic Automotive, Inc (Class A)	32,973
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	1,721,416

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.52%
1,177	e*	Builders FirstSource, Inc	6,250
4,698	e*	Central Garden and Pet Co (Class A)	19,262
10,436		Fastenal Co	450,418
137,193		Home Depot, Inc	3,213,060
119,620		Lowe's Cos, Inc	2,482,115
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	6,171,105

BUSINESS SERVICES - 7.23%
32,406	*	3Com Corp	68,701
733	e*	3D Systems Corp	6,964
3,785	e	Aaron Rents, Inc	84,519
3,560	e	ABM Industries, Inc	79,210
48,867		Accenture Ltd (Class A)	1,989,864
2,535	e*	ACI Worldwide, Inc	44,591
3,842	e*	Actuate Corp	15,022
5,011	e	Acxiom Corp	57,576
2,262	e	Administaff, Inc	63,087
43,519	*	Adobe Systems, Inc	1,714,213
1,354	e*	Advent Software, Inc	48,852
7,319	*	Affiliated Computer Services, Inc (Class A)	391,493
2,627	e	Aircastle Ltd	22,093
13,776	e*	Akamai Technologies, Inc	479,267
6,413	*	Alliance Data Systems Corp	362,655
15,924	*	Amdocs Ltd	468,484
3,052	*	American Reprographics Co	50,816
1,790		American Software, Inc (Class A)	10,096

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
3,535	*	AMN Healthcare Services, Inc	$59,812
1,886	*	Ansoft Corp	68,650
6,183	*	Ansys, Inc	291,343
2,421	e	Arbitron, Inc	114,998
7,125	e*	Ariba, Inc	104,809
13,431	*	Art Technology Group, Inc	42,979
1,465	e	Asset Acceptance Capital Corp	17,902
1,686	e*	athenahealth, Inc	51,861
18,575	*	Autodesk, Inc	628,021
42,663		Automatic Data Processing, Inc	1,787,580
9,053	e*	Avis Budget Group, Inc	75,774
4,038	*	Avocent Corp	75,107
1,039	e*	Bankrate, Inc	40,594
14,716	e,v*	BearingPoint, Inc	12,067
1,940	*	BGC Partners, Inc (Class A)	14,647
3,724		Blackbaud, Inc	79,694
2,280	*	Blackboard, Inc	87,164
2,420	e*	Blue Coat Systems, Inc	34,146
15,886	*	BMC Software, Inc	571,896
761	*	Bottomline Technologies, Inc	7,405
5,390	e*	BPZ Energy, Inc	158,466
4,265		Brady Corp (Class A)	147,270
3,327		Brink's Co	217,652
31,787		CA, Inc	733,962
2,883	*	CACI International, Inc (Class A)	131,955
21,979	*	Cadence Design Systems, Inc	221,988
2,394	*	Callidus Software, Inc	11,970
1,160	*	Capella Education Co	69,194
2,460	*	Cavium Networks, Inc	51,660
4,380	e*	CBIZ, Inc	34,821
5,532	e*	Cerner Corp	249,936
5,257	*	ChoicePoint, Inc	253,387
2,094	*	Chordiant Software, Inc	10,470
3,178	*	Ciber, Inc	19,735
15,324	*	Citrix Systems, Inc	450,679
3,570	*	Clear Channel Outdoor Holdings, Inc (Class A)	63,653
847	*	Clinical Data, Inc	12,087
4,277	*	CMGI, Inc	45,336
4,484	*	Cogent Communications Group, Inc	60,086
3,986	e*	Cogent, Inc	45,321
3,905	e	Cognex Corp	90,010
23,562	*	Cognizant Technology Solutions Corp (Class A)	766,001
3,503	*	Commvault Systems, Inc	58,290
1,988	e	Compass Diversified Trust	22,723
1,189	*	Compellent Technologies, Inc	13,483
1,662		Computer Programs & Systems, Inc	28,802
12,357	*	Computer Sciences Corp	578,802
22,024	*	Compuware Corp	210,109
847	e*	COMSYS IT Partners, Inc	7,725
3,532	e*	Concur Technologies, Inc	117,368
1,682	e*	Constant Contact, Inc	31,706
10,212	*	Convergys Corp	151,750
1,788	e*	CoStar Group, Inc	79,477
3,313	*	CSG Systems International, Inc	36,509

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
5,817	*	Cybersource Corp	$97,318
2,709	e*	Data Domain, Inc	63,201
3,491	e*	DealerTrack Holdings, Inc	49,258
1,730	e*	Deltek, Inc	13,113
4,616		Deluxe Corp	82,257
2,100	e*	Dice Holdings, Inc	17,346
1,672	*	Digimarc Corp	23,676
2,984	*	Digital River, Inc	115,123
2,470	*	DivX, Inc	18,130
1,220	*	Double-Take Software, Inc	16,763
3,710	e*	DST Systems, Inc	204,236
2,712	e*	DynCorp International, Inc (Class A)	41,087
9,238	*	Earthlink, Inc	79,909
91,224	*	eBay, Inc	2,493,152
170	*	Ebix, Inc	13,212
3,244	e*	Echelon Corp	35,360
4,098	e*	Eclipsys Corp	75,239
1,211		Electro Rent Corp	15,186
26,040	*	Electronic Arts, Inc	1,156,957
43,001		Electronic Data Systems Corp	1,059,545
5,133	*	Entrust, Inc	15,091
4,217	e*	Epicor Software Corp	29,139
2,843	e*	EPIQ Systems, Inc	40,371
10,612		Equifax, Inc	356,775
2,725	e*	Equinix, Inc	243,125
7,422	e*	Evergreen Energy, Inc	12,914
1,660	e*	ExlService Holdings, Inc	23,290
16,967	*	Expedia, Inc	311,853
6,964	e*	F5 Networks, Inc	197,917
3,326	e	Factset Research Systems, Inc	187,453
4,520	e	Fair Isaac Corp	93,880
1,951	e*	FalconStor Software, Inc	13,813
15,431		Fidelity National Information Services, Inc	569,558
817	*	First Advantage Corp (Class A)	12,949
13,413	*	Fiserv, Inc	608,548
1,148	*	Forrester Research, Inc	35,450
1,910	e	FTD Group, Inc	25,460
5,026	e*	Gartner, Inc	104,139
1,509	*	Gerber Scientific, Inc	17,172
4,115	*	Getty Images, Inc	139,622
1,781	e	Gevity HR, Inc	9,582
3,223	e*	Global Cash Access, Inc	22,110
1,260	e*	Global Sources Ltd	19,127
19,379	*	Google, Inc (Class A)	10,201,493
1,315	e*	H&E Equipment Services, Inc	15,806
3,427	*	Hackett Group, Inc	19,671
3,917	e	Healthcare Services Group	59,578
2,009	e	Heartland Payment Systems, Inc	47,412
1,765	e	Heidrick & Struggles International, Inc	48,785
14,475	e*	HLTH Corp	163,857
2,040	e*	HMS Holdings Corp	43,799
2,798	*	Hudson Highland Group, Inc	29,295
3,858	*	Hypercom Corp	16,975
989	e*	i2 Technologies, Inc	12,293

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
289	*	ICT Group, Inc	$2,370
1,316	*	iGate Corp	10,699
3,537	*	IHS, Inc (Class A)	246,175
14,826		IMS Health, Inc	345,446
2,444		infoGROUP, Inc	10,729
7,187	*	Informatica Corp	108,092
2,104		Infospace, Inc	17,526
2,615	e*	Innerworkings, Inc	31,275
859	e	Integral Systems, Inc	33,243
3,578		Interactive Data Corp	89,915
955	e*	Interactive Intelligence, Inc	11,116
5,824	e*	Internap Network Services Corp	27,256
1,767	*	Internet Brands, Inc	11,715
2,383	e*	Internet Capital Group, Inc	18,421
38,241	e*	Interpublic Group of Cos, Inc	328,873
3,727	*	Interwoven, Inc	44,761
26,324	*	Intuit, Inc	725,753
2,569	*	inVentiv Health, Inc	71,393
14,464	*	Iron Mountain, Inc	384,019
6,226	e	Jack Henry & Associates, Inc	134,731
2,086	*	JDA Software Group, Inc	37,757
42,780	*	Juniper Networks, Inc	948,860
1,857	e	Kelly Services, Inc (Class A)	35,896
1,834	e*	Kenexa Corp	34,553
1,118	e*	Keynote Systems, Inc	14,400
2,364	*	Kforce, Inc	20,070
4,352	e*	Kinetic Concepts, Inc	173,688
1,958	e*	Knot, Inc	19,149
3,407	*	Korn/Ferry International	53,592
6,111	e*	Lamar Advertising Co (Class A)	220,179
10,291	*	Lawson Software, Inc	74,816
5,486	e*	Limelight Networks, Inc	20,957
1,100	e*	Liquidity Services, Inc	12,683
2,806	e*	Magma Design Automation, Inc	17,032
2,138	*	Manhattan Associates, Inc	50,735
6,649		Manpower, Inc	387,238
1,715	*	Mantech International Corp (Class A)	82,526
3,869	e	Marchex, Inc (Class B)	47,666
5,958	e	Mastercard, Inc (Class A)	1,581,968
13,159	*	McAfee, Inc	447,801
6,972	*	Mentor Graphics Corp	110,158
657,083	d	Microsoft Corp	18,076,353
736	*	MicroStrategy, Inc (Class A)	47,656
3,645	e*	Midway Games, Inc	8,019
1,184	*	Monotype Imaging Holdings, Inc	14,421
9,796	e*	Monster Worldwide, Inc	201,896
17,615	e*	Move, Inc	41,043
8,526	*	MPS Group, Inc	90,631
3,168	e*	MSC.Software Corp	34,785
8,057	*	NAVTEQ Corp	620,389
534	*	NCI, Inc (Class A)	12,218
14,013	*	NCR Corp	353,128
2,508	*	Ness Technologies, Inc	25,381
3,597	e*	NetFlix, Inc	93,774

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
2,450	*	Netscout Systems, Inc	$26,166
578	*	NetSuite, Inc	11,832
2,904		NIC, Inc	19,834
29,031	*	Novell, Inc	170,993
14,101	*	Nuance Communications, Inc	220,963
26,214		Omnicom Group, Inc	1,176,484
5,079	e*	Omniture, Inc	94,317
1,748	*	On Assignment, Inc	14,019
1,355	*	Online Resources Corp	11,314
6,788	e*	OpenTV Corp (Class A)	8,892
318,487	*	Oracle Corp	6,688,227
10,034	*	Parametric Technology Corp	167,267
1,702		PC-Tel, Inc	16,322
613	e	Pegasystems, Inc	8,251
1,250	*	PeopleSupport, Inc	10,625
2,126	e*	Perficient, Inc	20,537
7,252	*	Perot Systems Corp (Class A)	108,853
4,418	*	Phase Forward, Inc	79,391
2,203	*	Phoenix Technologies Ltd	24,233
1,446	e*	Portfolio Recovery Associates, Inc	54,225
4,486	*	Premiere Global Services, Inc	65,406
3,401	*	Progress Software Corp	86,964
1,059	*	PROS Holdings, Inc	11,893
1,388	e	QAD, Inc	9,397
1,771	e	Quality Systems, Inc	51,855
5,845	*	Quest Software, Inc	86,564
1,378	*	Radiant Systems, Inc	14,786
1,137	*	Radisys Corp	10,301
4,430	e*	Raser Technologies, Inc	43,148
8,011	*	RealNetworks, Inc	52,873
15,607	e*	Red Hat, Inc	322,909
612	e	Renaissance Learning, Inc	6,861
5,338	*	Rent-A-Center, Inc	109,803
2,295	*	RightNow Technologies, Inc	31,373
1,600	e*	Riskmetrics Group Inc	31,424
11,891		Robert Half International, Inc	285,027
4,417		Rollins, Inc	65,460
3,888	e*	RSC Holdings, Inc	36,003
5,134	*	S1 Corp	38,864
8,602	*	Salesforce.com, Inc	586,914
7,164	*	Sapient Corp	45,993
5,132	e*	Secure Computing Corp	21,246
850	e*	SI International, Inc	17,799
2,460	e*	Smith Micro Software, Inc	14,022
2,397	e*	Sohu.com, Inc	168,845
4,133	*	SonicWALL, Inc	26,658
19,829	e*	Sonus Networks, Inc	67,815
5,488	e	Sotheby's	144,719
1,689	*	Sourcefire, Inc	13,056
4,940	*	Spherion Corp	22,823
1,267	*	SPSS, Inc	46,081
3,686	*	SRA International, Inc (Class A)	82,788
1,182	e*	Stratasys, Inc	21,820
1,835	*	SuccessFactors, Inc	20,093

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
63,519	*	Sun Microsystems, Inc	$691,087
3,687	*	SupportSoft, Inc	11,983
6,717	*	Sybase, Inc	197,614
2,708	*	SYKES Enterprises, Inc	51,073
69,212	*	Symantec Corp	1,339,252
2,336	e*	Synchronoss Technologies, Inc	21,094
1,827	e*	SYNNEX Corp	45,839
11,318	*	Synopsys, Inc	270,613
932	e	Syntel, Inc	31,427
6,176	*	Take-Two Interactive Software, Inc	157,920
1,294		TAL International Group, Inc	29,426
1,871	e*	Taleo Corp (Class A)	36,653
1,091	*	TechTarget, Inc	11,521
3,895	*	TeleTech Holdings, Inc	77,744
807		Textainer Group Holdings Ltd	15,761
1,213		TheStreet.com, Inc	7,897
5,002	e*	THQ, Inc	101,341
16,150	*	TIBCO Software, Inc	123,547
1,603	*	TNS, Inc	38,408
13,573		Total System Services, Inc	301,592
2,582	*	TradeStation Group, Inc	26,207
3,529	e*	Trizetto Group, Inc	75,450
3,536	e*	TrueBlue, Inc	46,711
1,793	*	Ultimate Software Group, Inc	63,885
26,675	*	Unisys Corp	105,366
5,489		United Online, Inc	55,054
6,707	*	United Rentals, Inc	131,524
8,046	*	Valueclick, Inc	121,897
2,516	e*	Vasco Data Security International	26,493
15,844	e*	VeriSign, Inc	598,903
1,605		Viad Corp	41,393
1,973	e*	Vignette Corp	23,676
36,631		Visa, Inc (Class A)	2,978,466
3,388	e*	VMware, Inc (Class A)	182,478
1,323	*	Vocus, Inc	42,561
667	*	Volt Information Sciences, Inc	7,944
40,140		Waste Management, Inc	1,513,679
653	e*	WebMD Health Corp (Class A)	18,219
4,018	*	Websense, Inc	67,663
2,225	*	Website Pros, Inc	18,534
5,919	*	Wind River Systems, Inc	64,458
112,793	*	Yahoo!, Inc	2,330,303
		TOTAL BUSINESS SERVICES	85,086,615

CHEMICALS AND ALLIED PRODUCTS - 9.30%
126,288		Abbott Laboratories	6,689,475
474	*	Abraxis Bioscience, Inc	30,080
1,835	e*	Acadia Pharmaceuticals, Inc	6,771
3,194	*	Acorda Therapeutics, Inc	104,859
3,770	*	Adolor Corp	20,660
17,237		Air Products & Chemicals, Inc	1,704,050
1,838	*	Albany Molecular Research, Inc	24,390
7,394		Albemarle Corp	295,095
6,892		Alberto-Culver Co	181,053

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
3,001	*	Alexion Pharmaceuticals, Inc	$217,573
1,440	e*	Alexza Pharmaceuticals, Inc	5,674
7,300	*	Alkermes, Inc	90,228
3,109	e*	Allos Therapeutics, Inc	21,483
3,382	e*	Alnylam Pharmaceuticals, Inc	90,401
3,647	e*	Alpharma, Inc (Class A)	82,167
1,383	e*	AMAG Pharmaceuticals, Inc	47,160
4,965	e*	American Oriental Bioengineering, Inc	49,005
854	e	American Vanguard Corp	10,504
89,382	*	Amgen, Inc	4,215,255
1,899	e*	APP Pharmaceuticals, Inc	31,751
2,248	e	Arch Chemicals, Inc	74,521
909	*	Ardea Biosciences, Inc	11,653
4,430	e*	Arena Pharmaceuticals, Inc	22,992
2,419	e*	Arqule, Inc	7,862
3,457	e*	Array Biopharma, Inc	16,248
3,357	e*	Auxilium Pharmaceuticals, Inc	112,862
1,257	*	Avant Immunotherapeutics, Inc	18,302
2,040	e*	Aventine Renewable Energy Holdings, Inc	8,976
8,278		Avery Dennison Corp	363,653
34,912		Avon Products, Inc	1,257,530
1,121	e	Balchem Corp	25,929
8,689	*	Barr Pharmaceuticals, Inc	391,700
1,222	e*	Bentley Pharmaceuticals, Inc	19,735
899	*	Biodel, Inc	11,687
23,751	*	Biogen Idec, Inc	1,327,443
8,036	*	BioMarin Pharmaceuticals, Inc	232,883
780	e*	BioMimetic Therapeutics, Inc	9,298
161,588		Bristol-Myers Squibb Co	3,317,402
5,474	e	Cabot Corp	133,073
1,206	e*	Cadence Pharmaceuticals, Inc	7,345
4,732	e*	Calgon Carbon Corp	73,157
1,937	*	Cambrex Corp	11,370
1,195	e*	Caraco Pharmaceutical Laboratories Ltd	15,774
12,104		Celanese Corp (Series A)	552,669
7,425	e*	Cell Genesys, Inc	19,305
5,537	e*	Cephalon, Inc	369,263
4,613		CF Industries Holdings, Inc	704,866
5,567	*	Charles River Laboratories International, Inc	355,843
1,668	e*	Chattem, Inc	108,503
19,867		Chemtura Corp	116,023
5,483		Church & Dwight Co, Inc	308,967
11,276		Clorox Co	588,607
41,569		Colgate-Palmolive Co	2,872,418
3,988	*	Columbia Laboratories, Inc	13,160
1,228	*	Cougar Biotechnology, Inc	29,263
4,583	e*	Cubist Pharmaceuticals, Inc	81,852
3,964	e*	Cypress Bioscience, Inc	28,501
3,895		Cytec Industries, Inc	212,511
1,097	e*	Cytokinetics, Inc	4,070
1,557	*	Cytori Therapeutics, Inc	10,089
6,977	e*	Dendreon Corp	31,048
19,164	e*	Discovery Laboratories, Inc	31,621
76,137		Dow Chemical Co	2,657,943

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
73,710		Du Pont (E.I.) de Nemours & Co	$3,161,422
7,981	e*	Durect Corp	29,290
6,245		Eastman Chemical Co	430,031
14,091		Ecolab, Inc	605,772
81,880		Eli Lilly & Co	3,779,581
2,605	e*	Elizabeth Arden, Inc	39,544
1,058	*	Emergent Biosolutions, Inc	10,506
2,740	e*	Enzon Pharmaceuticals, Inc	19,509
8,011	e	Estee Lauder Cos (Class A)	372,111
3,162		Ferro Corp	59,319
6,121		FMC Corp	474,010
24,931	*	Forest Laboratories, Inc	866,103
38,472	*	Genentech, Inc	2,920,025
21,734	*	Genzyme Corp	1,565,283
6,239	e*	Geron Corp	21,525
75,765	*	Gilead Sciences, Inc	4,011,757
1,380	e*	GTx, Inc	19,803
4,559		H.B. Fuller Co	102,304
4,685	e*	Halozyme Therapeutics, Inc	25,205
9,549		Hercules, Inc	161,665
12,814	*	Hospira, Inc	513,970
10,809	e*	Human Genome Sciences, Inc	56,315
12,471		Huntsman Corp	142,169
2,336	*	ICO, Inc	14,063
1,955	e*	Idenix Pharmaceuticals, Inc	14,213
1,706	*	Idera Pharmaceuticals, Inc	24,925
5,270	*	Idexx Laboratories, Inc	256,860
4,930	e*	ImClone Systems, Inc	199,468
5,740	*	Immucor, Inc	148,551
3,428	*	Immunogen, Inc	10,490
3,142	e*	Indevus Pharmaceuticals, Inc	4,933
1,522		Innophos Holdings, Inc	48,628
1,454		Innospec, Inc	27,364
3,397	*	Inspire Pharmaceuticals, Inc	14,539
626	e	Inter Parfums, Inc	9,390
2,057	e*	InterMune, Inc	26,988
6,575		International Flavors & Fragrances, Inc	256,820
6,045	e*	Inverness Medical Innovations, Inc	200,513
7,612	e*	Invitrogen Corp	298,847
10,988	e*	Javelin Pharmaceuticals, Inc	25,492
1,282		Kaiser Aluminum Corp	68,625
19,586	*	King Pharmaceuticals, Inc	205,065
1,718		Koppers Holdings, Inc	71,933
2,762	e*	KV Pharmaceutical Co (Class A)	53,389
1,531	*	Landec Corp	9,906
6,598	e*	Ligand Pharmaceuticals, Inc (Class B)	17,155
5,486		Lubrizol Corp	254,166
930	e	Mannatech, Inc	5,059
3,013	e*	MannKind Corp	9,039
2,703	e*	Martek Biosciences Corp	91,118
10,830	e*	Medarex, Inc	71,586
4,277	*	Medicines Co	84,770
4,145	e	Medicis Pharmaceutical Corp (Class A)	86,133
1,542	e*	Medivation, Inc	18,242

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
175,643		Merck & Co, Inc	$6,619,985
3,696	e	Meridian Bioscience, Inc	99,496
1,545		Minerals Technologies, Inc	98,247
1,900	*	Momenta Pharmaceuticals, Inc	23,370
44,966		Monsanto Co	5,685,501
12,675		Mosaic Co	1,834,073
24,874	e	Mylan Laboratories, Inc	300,229
4,366	e*	Nabi Biopharmaceuticals	17,202
11,321	e	Nalco Holding Co	239,439
4,413	*	NBTY, Inc	141,481
2,863	e*	Neurocrine Biosciences, Inc	11,996
1,171	e	NewMarket Corp	77,555
465	e	NL Industries, Inc	4,431
1,927	e*	Noven Pharmaceuticals, Inc	20,600
3,911	*	NPS Pharmaceuticals, Inc	17,404
1,463	*	Obagi Medical Products, Inc	12,509
6,115		Olin Corp	160,091
2,490	e*	OM Group, Inc	81,647
1,002	e*	Omrix Biopharmaceuticals, Inc	15,771
4,429	e*	Onyx Pharmaceuticals, Inc	157,672
2,000	*	Optimer Pharmaceuticals, Inc	16,220
2,833	e*	OraSure Technologies, Inc	10,595
1,613	*	Orexigen Therapeutics, Inc	12,727
4,494	e*	OSI Pharmaceuticals, Inc	185,692
2,710	e*	Osiris Therapeutics, Inc	34,824
5,426	e*	Pacific Ethanol, Inc	9,821
2,404	e*	Pain Therapeutics, Inc	18,992
2,342	e*	Par Pharmaceutical Cos, Inc	38,011
5,254	*	Parexel International Corp	138,233
9,750		PDL BioPharma, Inc	103,545
6,178		Perrigo Co	196,275
1,235	e*	PetMed Express, Inc	15,129
553,625		Pfizer, Inc	9,671,829
1,267	*	Pharmasset, Inc	23,921
2,476	*	PharMerica Corp	55,933
7,706	*	PolyOne Corp	53,711
3,470	e*	Pozen, Inc	37,754
13,331		PPG Industries, Inc	764,799
25,684		Praxair, Inc	2,420,460
2,719	e*	Prestige Brands Holdings, Inc	28,985
249,868		Procter & Gamble Co	15,194,473
3,261	e*	Progenics Pharmaceuticals, Inc	51,752
167	e*	Protalix BioTherapeutics, Inc	453
4,472	*	Questcor Pharmaceuticals, Inc	20,750
2,065	e*	Quidel Corp	34,114
3,302	*	Rockwood Holdings, Inc	114,909
11,000		Rohm & Haas Co	510,840
9,617		RPM International, Inc	198,110
2,713	e*	Salix Pharmaceuticals Ltd	19,072
132,385		Schering-Plough Corp	2,606,660
2,551	e	Sciele Pharma, Inc	49,362
3,192		Scotts Miracle-Gro Co (Class A)	56,083
4,395		Sensient Technologies Corp	123,763
8,506	e*	Sepracor, Inc	169,439

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
8,235	e	Sherwin-Williams Co	$378,232
10,702		Sigma-Aldrich Corp	576,410
4,947	*	Solutia, Inc	63,420
642		Stepan Co	29,288
1,619	e*	SurModics, Inc	72,596
1,444	*	Targacept, Inc	10,498
2,496	e*	Tercica, Inc	22,040
4,200	*	Theravance, Inc	49,854
3,584	*	Third Wave Technologies, Inc	39,997
900	e*	Ulta Salon Cosmetics & Fragrance, Inc	10,116
1,951	*	United Therapeutics Corp	190,710
1,120	e*	USANA Health Sciences, Inc	30,094
10,109	e*	USEC, Inc	61,463
6,363	e*	Valeant Pharmaceuticals International	108,871
7,746	e	Valspar Corp	146,477
7,076	*	VCA Antech, Inc	196,571
8,253	e*	Verasun Energy Corp	34,085
11,203	*	Vertex Pharmaceuticals, Inc	374,964
6,600	e*	Viropharma, Inc	72,996
8,076	*	Warner Chilcott Ltd (Class A)	136,888
8,552	e*	Watson Pharmaceuticals, Inc	232,358
2,076	e	Westlake Chemical Corp	30,849
6,088	e*	WR Grace & Co	143,007
109,103		Wyeth	5,232,580
2,069	*	Xenoport, Inc	80,753
9,644	e*	XOMA Ltd	16,298
2,506	e*	Zymogenetics, Inc	21,101
		TOTAL CHEMICALS AND ALLIED PRODUCTS	109,469,491

COAL MINING - 0.51%
5,740	*	Alpha Natural Resources, Inc	598,625
11,753		Arch Coal, Inc	881,827
14,926		Consol Energy, Inc	1,677,235
9,945	e*	International Coal Group, Inc	129,782
2,070	*	James River Coal Co	121,488
6,593		Massey Energy Co	618,094
2,110	*	National Coal Corp	18,716
22,169		Peabody Energy Corp	1,951,980
779	*	Westmoreland Coal Co	16,445
		TOTAL COAL MINING	6,014,192

COMMUNICATIONS - 4.06%
3,573	e	Alaska Communications Systems Group, Inc	42,662
32,244	*	American Tower Corp (Class A)	1,362,309
2,386	e*	Anixter International, Inc	141,943
3,680	*	Aruba Networks, Inc	19,246
486,491		AT&T, Inc	16,389,882
800	e	Atlantic Tele-Network, Inc	22,008
1,395	e*	Audiovox Corp (Class A)	13,699
3,879	e*	Brightpoint, Inc	28,317
18,171	*	Cablevision Systems Corp (Class A)	410,665
1,494	e*	Cbeyond Communications, Inc	23,934
5,507	*	Centennial Communications Corp	38,494
2,950	*	Central European Media Enterprises Ltd (Class A)	267,064

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
8,936	e	CenturyTel, Inc	$318,032
37,646	e*	Charter Communications, Inc (Class A)	39,528
19,849	*	Cincinnati Bell, Inc	78,999
15,267	e*	Citadel Broadcasting Corp	18,626
26,572	e*	Citizens Communications Co	301,326
40,728		Clear Channel Communications, Inc	1,433,626
5,505	e*	Clearwire Corp (Class A)	71,345
229,709		Comcast Corp (Class A)	4,357,580
1,895	e	Consolidated Communications Holdings, Inc	28,217
2,758	e*	Cox Radio, Inc (Class A)	32,544
23,120	*	Crown Castle International Corp	895,438
1,364	e*	Crown Media Holdings, Inc (Class A)	6,465
4,317	*	CTC Media, Inc	106,457
3,320	e*	Cumulus Media, Inc (Class A)	13,081
966	e*	DG FastChannel, Inc	16,664
48,942	*	DIRECTV Group, Inc	1,268,087
16,644	*	DISH Network Corp (Class A)	487,336
12,061		Embarq Corp	570,123
2,549	e	Entercom Communications Corp (Class A)	17,894
4,266	e*	Entravision Communications Corp (Class A)	17,149
6,994	e	Fairpoint Communications, Inc	50,427
8,070	e*	FiberTower Corp	11,298
523	e	Fisher Communications, Inc	18,012
11,950	*	Foundry Networks, Inc	141,249
3,128	e*	General Communication, Inc (Class A)	21,489
1,280	e*	GeoEye, Inc	22,669
3,168	e*	Global Crossing Ltd	56,834
6,441		Global Payments, Inc	300,151
1,429	e*	Globalstar, Inc	4,044
2,720	e	Gray Television, Inc	7,806
2,451	e	Hearst-Argyle Television, Inc	47,059
471	e*	Hughes Communications, Inc	23,121
14,599	*	IAC/InterActiveCorp	281,469
2,397	e	Ibasis, Inc	7,862
7,585	*	ICO Global Communications Holdings Ltd	24,727
3,466	e	IDT Corp (Class B)	5,892
3,362	e	Iowa Telecommunications Services, Inc	59,205
1,117	*	iPCS, Inc	33,097
4,182	e*	j2 Global Communications, Inc	96,186
1,886	e*	Knology, Inc	20,727
4,301	e*	Leap Wireless International, Inc	185,674
128,552	e*	Level 3 Communications, Inc	379,228
26,909	e*	Liberty Global, Inc (Class A)	845,750
10,337	*	Liberty Media Corp - Capital (Series A)	148,853
42,276	*	Liberty Media Corp - Entertainment (Series A)	1,024,347
48,855	*	Liberty Media Holding Corp (Interactive A)	721,100
1,731	e*	Lin TV Corp (Class A)	10,317
3,498	e*	Mastec, Inc	37,289
3,808	e*	Mediacom Communications Corp (Class A)	20,335
19,911	e*	MetroPCS Communications, Inc	352,624
6,087	*	NeuStar, Inc (Class A)	131,236
1,358	*	Neutral Tandem, Inc	23,765
1,998	e*	Nextwave Wireless, Inc	8,072
13,712	*	NII Holdings, Inc	651,183

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
2,620	e*	Novatel Wireless, Inc	$29,161
2,038		NTELOS Holdings Corp	51,704
2,310	e*	Orbcomm, Inc	13,167
10,136	e*	PAETEC Holding Corp	64,364
123,033	e	Qwest Communications International, Inc	483,519
3,087	e*	RCN Corp	33,278
1,250	e*	Rural Cellular Corp (Class A)	55,637
3,043	e*	SAVVIS, Inc	39,285
8,859	*	SBA Communications Corp (Class A)	319,013
1,530	e	Shenandoah Telecom Co	19,921
2,967	e	Sinclair Broadcast Group, Inc (Class A)	22,549
228,139		Sprint Nextel Corp	2,167,320
1,659	e*	Switch & Data Facilities Co, Inc	28,186
4,213	*	Syniverse Holdings, Inc	68,251
2,661	*	TeleCommunication Systems, Inc	12,320
8,507		Telephone & Data Systems, Inc	402,126
3,425	*	Terremark Worldwide, Inc	18,700
4,704	*	TerreStar Corp	18,722
12,691	e*	Time Warner Cable, Inc (Class A)	336,058
7,817	e*	TiVo, Inc	48,231
1,359	*	US Cellular Corp	76,851
1,775		USA Mobility, Inc	13,401
233,441		Verizon Communications, Inc	8,263,811
2,100	e*	Virgin Mobile USA, Inc	5,775
2,083	e*	Vonage Holdings Corp	3,458
36,639	e	Windstream Corp	452,125
26,087	e*	XM Satellite Radio Holdings, Inc (Class A)	204,522
		TOTAL COMMUNICATIONS	47,863,292

DEPOSITORY INSTITUTIONS - 5.53%
847	e	1st Source Corp	13,637
1,999		Abington Bancorp, Inc	18,231
2,345	e	Amcore Financial, Inc	13,277
686	e	Ameris Bancorp	5,968
529		Ames National Corp	8,850
1,394		Anchor Bancorp Wisconsin, Inc	9,772
721		Arrow Financial Corp	13,072
10,303	e	Associated Banc-Corp	198,745
7,399		Astoria Financial Corp	148,572
744	e	Bancfirst Corp	31,843
1,982		Banco Latinoamericano de Exportaciones S.A.	32,089
7,231	e	Bancorpsouth, Inc	126,470
1,390		BancTrust Financial Group, Inc	9,160
4,203	e	Bank Mutual Corp	42,198
362,680		Bank of America Corp	8,657,172
4,296		Bank of Hawaii Corp	205,349
93,432		Bank of New York Mellon Corp	3,534,533
932	e	Bank of the Ozarks, Inc	13,850
1,731	e	BankFinancial Corp	22,520
932	e	Banner Corp	8,258
44,576	e	BB&T Corp	1,014,996
2,500	e*	Beneficial Mutual Bancorp, Inc	27,675
845		Berkshire Hills Bancorp, Inc	19,984
2,203		BOK Financial Corp	117,750

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
4,625	e	Boston Private Financial Holdings, Inc	$26,224
4,247	e	Brookline Bancorp, Inc	40,559
543		Bryn Mawr Bank Corp	9,503
629		Camden National Corp	14,643
878	e	Capital City Bank Group, Inc	19,105
838	e	Capitol Bancorp Ltd	7,517
2,231	e	Capitol Federal Financial	83,908
2,055		Cardinal Financial Corp	12,864
1,729	e	Cascade Bancorp	13,313
416	e	Cass Information Systems, Inc	13,324
4,114	e	Cathay General Bancorp	44,719
1,951	e	Central Pacific Financial Corp	20,798
1,721	e	Chemical Financial Corp	35,108
444,775		Citigroup, Inc	7,454,429
728		Citizens & Northern Corp	12,056
6,479	e	Citizens Banking Corp	18,271
1,074	e	City Bank	9,236
1,809	e	City Holding Co	73,753
3,388	e	City National Corp	142,533
665	e	Clifton Savings Bancorp, Inc	6,477
851	e	CoBiz, Inc	5,600
16,441		Colonial Bancgroup, Inc	72,669
1,281	e	Columbia Banking System, Inc	24,762
12,456	e	Comerica, Inc	319,247
5,823		Commerce Bancshares, Inc	230,940
2,176	e	Community Bank System, Inc	44,869
986	e	Community Trust Bancorp, Inc	25,892
2,522	e	Corus Bankshares, Inc	10,492
4,970		Cullen/Frost Bankers, Inc	247,755
4,509	e	CVB Financial Corp	42,565
1,770		Dime Community Bancshares	29,223
1,979	e*	Dollar Financial Corp	29,903
1,702	e	Downey Financial Corp	4,715
5,815	e	East West Bancorp, Inc	41,054
506	e	Enterprise Financial Services Corp	9,538
1,416		ESSA Bancorp, Inc	17,728
3,332	e*	Euronet Worldwide, Inc	56,311
516		Farmers Capital Bank Corp	9,092
41,107		Fifth Third Bancorp	418,470
908		Financial Institutions, Inc	14,582
915	e	First Bancorp	11,566
8,434	e	First Bancorp	53,472
738		First Bancorp, Inc	10,074
2,657	e	First Busey Corp	35,126
531		First Citizens Bancshares, Inc (Class A)	74,069
5,866	e	First Commonwealth Financial Corp	54,730
675	e	First Community Bancshares, Inc	19,035
2,395		First Financial Bancorp	22,034
2,018	e	First Financial Bankshares, Inc	92,445
1,067	e	First Financial Corp	32,661
1,050	e	First Financial Holdings, Inc	18,039
1,879		First Financial Northwest, Inc	18,658
16,032	e	First Horizon National Corp	119,118
1,232	e	First Merchants Corp	22,361

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
4,559	e	First Midwest Bancorp, Inc	$85,025
9,160		First Niagara Financial Group, Inc	117,798
990	e	First Place Financial Corp	9,306
587	e	First South Bancorp, Inc	7,561
1,227	e*	FirstFed Financial Corp	9,865
6,734	e	FirstMerit Corp	109,832
2,890	e	Flagstar Bancorp, Inc	8,699
1,422	e	Flushing Financial Corp	26,947
7,440	e	FNB Corp	87,643
3,542	e	Frontier Financial Corp	30,178
13,886	e	Fulton Financial Corp	139,554
4,340	e	Glacier Bancorp, Inc	69,397
1,549	e	Greene County Bancshares, Inc	21,717
3,680	e*	Guaranty Bancorp	13,248
2,298	e	Hancock Holding Co	90,288
2,440	e	Hanmi Financial Corp	12,712
2,147	e	Harleysville National Corp	23,961
996	e	Heartland Financial USA, Inc	18,117
751	e	Heritage Commerce Corp	7,435
842	e	Home Bancshares, Inc	18,928
42,482		Hudson City Bancorp, Inc	708,600
28,232		Huntington Bancshares, Inc	162,899
1,293	e	IBERIABANK Corp	57,500
1,012	e	Independent Bank Corp	24,126
9,131	e,v	IndyMac Bancorp, Inc	5,113
1,349	e	Integra Bank Corp	10,563
4,431		International Bancshares Corp	94,690
3,385	*	Investors Bancorp, Inc	44,208
282,722		JPMorgan Chase & Co	9,700,202
1,143	e	Kearny Financial Corp	12,573
32,244		Keycorp	354,039
1,193	e	Lakeland Bancorp, Inc	14,531
484	e	Lakeland Financial Corp	9,235
5,376	e	M&T Bank Corp	379,223
1,551	e	MainSource Financial Group, Inc	24,041
21,032	e	Marshall & Ilsley Corp	322,421
296		MASSBANK Corp	11,716
2,960	e	MB Financial, Inc	66,511
7,352	*	Metavante Technologies, Inc	166,302
995	e	Midwest Banc Holdings, Inc	4,846
1,730	e	Nara Bancorp, Inc	18,563
342	e	NASB Financial, Inc	6,081
60,164	e	National City Corp	286,982
6,442	e	National Penn Bancshares, Inc	85,550
2,846	e	NBT Bancorp, Inc	58,656
3,662	*	Net 1 UEPS Technologies, Inc	88,987
27,262	e	New York Community Bancorp, Inc	486,354
8,912	e	NewAlliance Bancshares, Inc	111,222
18,057		Northern Trust Corp	1,238,168
2,320	*	Northfield Bancorp, Inc	24,940
2,652	e	Northwest Bancorp, Inc	57,867
694		OceanFirst Financial Corp	12,527
5,393	e	Old National Bancorp	76,904
950	e	Old Second Bancorp, Inc	11,039

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
1,407		Oriental Financial Group, Inc	$20,064
1,094	*	Oritani Financial Corp	17,504
3,392	e	Pacific Capital Bancorp	46,742
835		Pacific Continental Corp	9,177
2,001		PacWest Bancorp	29,775
985	e	Park National Corp	53,092
683		Peapack Gladstone Financial Corp	15,006
404	*	Pennsylvania Commerce Bancorp, Inc	9,716
753		Peoples Bancorp, Inc	14,292
28,285		People's United Financial, Inc	441,246
1,847	e*	Pinnacle Financial Partners, Inc	37,106
28,302		PNC Financial Services Group, Inc	1,616,044
23,544		Popular, Inc	155,155
1,692	e	PrivateBancorp, Inc	51,403
3,071	e	Prosperity Bancshares, Inc	82,088
2,200	e	Provident Bankshares Corp	14,036
4,520		Provident Financial Services, Inc	63,325
2,942		Provident New York Bancorp	32,539
56,322	e	Regions Financial Corp	614,473
2,252	e	Renasant Corp	33,172
405	e	Republic Bancorp, Inc (Class A)	9,963
2,040	e	S&T Bancorp, Inc	59,282
994	e	S.Y. Bancorp, Inc	21,232
1,080	e	Sandy Spring Bancorp, Inc	17,906
501	e	Santander BanCorp	5,316
639		SCBT Financial Corp	18,250
930	e	Seacoast Banking Corp of Florida	7,217
702		Shore Bancshares, Inc	13,141
251	e	Sierra Bancorp	4,142
2,858	*	Signature Bank	73,622
1,157	e	Simmons First National Corp (Class A)	32,361
794		Smithtown Bancorp, Inc	12,903
5,289	e	South Financial Group, Inc	20,733
854		Southside Bancshares, Inc	15,748
763		Southwest Bancorp, Inc	8,774
36,356	e	Sovereign Bancorp, Inc	267,580
1,170		State Bancorp, Inc	14,625
31,991		State Street Corp	2,047,104
1,842		StellarOne Corp	26,893
1,269	e	Sterling Bancorp	15,164
4,840		Sterling Bancshares, Inc	43,996
3,665	e	Sterling Financial Corp	15,173
699	e	Suffolk Bancorp	20,536
926	e*	Sun Bancorp, Inc	9,399
28,876		SunTrust Banks, Inc	1,045,889
6,918	e	Susquehanna Bancshares, Inc	94,707
2,738	e*	SVB Financial Group	131,725
22,507	e	Synovus Financial Corp	196,486
9,794	e	TCF Financial Corp	117,822
1,548	e*	Texas Capital Bancshares, Inc	24,768
7,658	e	TFS Financial Corp	88,756
549	e	Tompkins Trustco, Inc	20,423
1,667		TowneBank	25,105
977	e	Trico Bancshares	10,698

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
5,084	e	Trustco Bank Corp NY	$37,723
4,119	e	Trustmark Corp	72,700
7,219	e	UCBH Holdings, Inc	16,243
2,747		UMB Financial Corp	140,839
4,445	e	Umpqua Holdings Corp	53,918
902	e	Union Bankshares Corp	13,430
4,013		UnionBanCal Corp	162,205
3,754	e	United Bankshares, Inc	86,154
3,900	e	United Community Banks, Inc	33,267
2,248	e	United Community Financial Corp	8,430
1,443		United Financial Bancorp, Inc	16,118
296	e	United Security Bancshares	4,304
793	e	Univest Corp of Pennsylvania	15,749
142,442		US Bancorp	3,972,707
11,288	e	Valley National Bancorp	178,011
820		ViewPoint Financial Group	12,070
7,361	e	W Holding Co, Inc	5,888
175,186		Wachovia Corp	2,720,639
7,609	e	Washington Federal, Inc	137,723
85,945	e	Washington Mutual, Inc	423,709
835	e	Washington Trust Bancorp, Inc	16,449
439	e*	Wauwatosa Holdings, Inc	4,662
4,347		Webster Financial Corp	80,854
270,248		Wells Fargo & Co	6,418,390
2,313	e	WesBanco, Inc	39,668
1,363		West Bancorporation, Inc	11,858
1,165	e	West Coast Bancorp	10,100
3,002	e	Westamerica Bancorporation	157,875
888	e*	Western Alliance Bancorp	6,891
60,700		Western Union Co	1,500,504
1,692	e	Westfield Financial, Inc	15,312
5,938	e	Whitney Holding Corp	108,665
5,524	e	Wilmington Trust Corp	146,054
1,162	e	Wilshire Bancorp, Inc	9,958
1,892		Wintrust Financial Corp	45,124
425		WSFS Financial Corp	18,955
969		Yadkin Valley Financial Corp	11,579
8,805	e	Zions Bancorporation	277,269
		TOTAL DEPOSITORY INSTITUTIONS	65,121,884

EATING AND DRINKING PLACES - 0.86%
2,213	*	AFC Enterprises	17,682
685	e*	BJ's Restaurants, Inc	6,665
3,189	e	Bob Evans Farms, Inc	91,205
8,259		Brinker International, Inc	156,095
1,121	e*	Buffalo Wild Wings, Inc	27,834
6,317		Burger King Holdings, Inc	169,232
2,127	e*	California Pizza Kitchen, Inc	23,801
2,103		CBRL Group, Inc	51,545
2,169	*	CEC Entertainment, Inc	60,754
5,222	e*	Cheesecake Factory	83,082
2,645	*	Chipotle Mexican Grill, Inc (Class A)	218,530
4,601		CKE Restaurants, Inc	57,374
11,193		Darden Restaurants, Inc	357,504

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
13,252	e*	Denny's Corp	$37,636
1,407	e	DineEquity, Inc	52,566
4,642	e*	Domino's Pizza, Inc	53,383
4,542	*	Jack in the Box, Inc	101,786
4,091	e*	Krispy Kreme Doughnuts, Inc	20,414
1,218	e	Landry's Restaurants, Inc	21,887
1,692	*	Luby's, Inc	10,321
92,751		McDonald's Corp	5,214,461
1,468	e	O'Charleys, Inc	14,768
1,562	*	Papa John's International, Inc	41,534
1,800	e*	PF Chang's China Bistro, Inc	40,212
1,322	e*	Red Robin Gourmet Burgers, Inc	36,672
4,035	e	Ruby Tuesday, Inc	21,789
1,290	e*	Ruth's Chris Steak House, Inc	6,682
5,512	e*	Sonic Corp	81,578
59,544	*	Starbucks Corp	937,223
1,868	e*	Steak N Shake Co	11,825
3,274	e*	Texas Roadhouse, Inc (Class A)	29,368
15,475	e	Tim Hortons, Inc	443,978
4,161	e	Triarc Cos (Class B)	26,339
6,605	e	Wendy's International, Inc	179,788
38,924		Yum! Brands, Inc	1,365,843
		TOTAL EATING AND DRINKING PLACES	10,071,356

EDUCATIONAL SERVICES - 0.13%
906	e*	American Public Education, Inc	35,370
11,081	*	Apollo Group, Inc (Class A)	490,445
7,805	e*	Career Education Corp	114,031
7,340	e*	Corinthian Colleges, Inc	85,217
4,924		DeVry, Inc	264,025
3,183	e*	ITT Educational Services, Inc	263,011
497	*	K12, Inc	10,651
714	*	Learning Tree International, Inc	12,210
1,156		Strayer Education, Inc	241,685
2,118	e*	Universal Technical Institute, Inc	26,390
		TOTAL EDUCATIONAL SERVICES	1,543,035

ELECTRIC, GAS, AND SANITARY SERVICES - 4.57%
55,101	*	AES Corp	1,058,490
6,447		AGL Resources, Inc	222,937
13,680		Allegheny Energy, Inc	685,505
2,062	e	Allete, Inc	86,604
9,158		Alliant Energy Corp	313,753
30,094	*	Allied Waste Industries, Inc	379,786
17,280		Ameren Corp	729,734
1,330	e	American Ecology Corp	39,275
32,895		American Electric Power Co, Inc	1,323,366
1,414	e	American States Water Co	49,405
5,179		American Water Works Co, Inc	114,870
10,697		Aqua America, Inc	170,831
30,841	*	Aquila, Inc	116,271
7,397		Atmos Energy Corp	203,935
4,561		Avista Corp	97,879
7,091	*	Beacon Power Corp	14,749

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
3,153		Black Hills Corp	$101,085
1,868	e	California Water Service Group	61,214
28,429	*	Calpine Corp	641,358
1,535	*	Casella Waste Systems, Inc (Class A)	18,712
26,535		Centerpoint Energy, Inc	425,887
732		Central Vermont Public Service Corp	14,179
1,617	e	CH Energy Group, Inc	57,517
550		Chesapeake Utilities Corp	14,146
1,762	e*	Clean Energy Fuels Corp	20,245
1,671	*	Clean Harbors, Inc	118,741
4,925		Cleco Corp	114,900
18,450	e	CMS Energy Corp	274,905
708		Connecticut Water Service, Inc	15,859
21,875	e	Consolidated Edison, Inc	855,094
1,060	e	Consolidated Water Co, Inc	20,988
14,601		Constellation Energy Group, Inc	1,198,742
9,569	*	Covanta Holding Corp	255,397
3,444	e	Crosstex Energy, Inc	119,369
47,292		Dominion Resources, Inc	2,245,897
9,597	e	DPL, Inc	253,169
13,418		DTE Energy Co	569,460
101,857		Duke Energy Corp	1,770,275
40,544	*	Dynegy, Inc (Class A)	346,651
26,843		Edison International	1,379,193
57,484		El Paso Corp	1,249,702
4,511	*	El Paso Electric Co	89,318
2,823		Empire District Electric Co	52,338
5,960		Energen Corp	465,059
13,002		Energy East Corp	321,409
2,300		EnergySolutions, Inc	51,405
460	e	EnergySouth, Inc	22,568
300	e*	EnerNOC, Inc	5,385
15,671		Entergy Corp	1,888,042
53,721		Exelon Corp	4,832,741
24,941		FirstEnergy Corp	2,053,393
33,274	*	FPL Group, Inc	2,182,109
7,911	e	Great Plains Energy, Inc	199,990
7,258	e	Hawaiian Electric Industries, Inc	179,490
4,219	e	Idacorp, Inc	121,887
6,251	e	Integrys Energy Group, Inc	317,738
3,889		ITC Holdings Corp	198,767
2,156	e	Laclede Group, Inc	87,038
14,634		MDU Resources Group, Inc	510,141
1,810	e	MGE Energy, Inc	59,042
1,112		Middlesex Water Co	18,448
16,958	e*	Mirant Corp	663,906
6,641	e	National Fuel Gas Co	395,007
3,837	e	New Jersey Resources Corp	125,278
3,706	e	Nicor, Inc	157,839
21,355		NiSource, Inc	382,682
12,463		Northeast Utilities	318,180
2,153	e	Northwest Natural Gas Co	99,598
3,402	e	NorthWestern Corp	86,479
19,298	*	NRG Energy, Inc	827,884

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
8,938		NSTAR	$302,283
7,420		OGE Energy Corp	235,288
8,150		Oneok, Inc	397,965
1,400	e	Ormat Technologies, Inc	68,852
2,406	e	Otter Tail Corp	93,425
16,348		Pepco Holdings, Inc	419,326
28,332		PG&E Corp	1,124,497
1,112	e*	Pico Holdings, Inc	48,316
6,597		Piedmont Natural Gas Co, Inc	172,578
1,280	e*	Pike Electric Corp	21,261
7,948		Pinnacle West Capital Corp	244,560
6,544	*	Plug Power, Inc	15,378
5,546		PNM Resources, Inc	66,330
5,123		Portland General Electric Co	115,370
30,529		PPL Corp	1,595,751
21,320		Progress Energy, Inc	891,816
773	m,v*	Progress Energy, Inc	8
41,792		Public Service Enterprise Group, Inc	1,919,507
11,449		Puget Energy, Inc	274,662
14,065		Questar Corp	999,178
27,905	*	Reliant Energy, Inc	593,539
12,675		Republic Services, Inc	376,448
1,550	e	Resource America, Inc (Class A)	14,446
9,796		SCANA Corp	362,452
20,491		Sempra Energy	1,156,717
18,892		Sierra Pacific Resources	240,117
1,222	e	SJW Corp	32,261
2,516	e	South Jersey Industries, Inc	93,998
62,388		Southern Co	2,178,589
8,967	e	Southern Union Co	242,288
3,550		Southwest Gas Corp	105,542
1,337	e	Southwest Water Co	13,397
7,048	*	Stericycle, Inc	364,381
16,725	e	TECO Energy, Inc	359,420
8,836		UGI Corp	253,682
2,755	e	UIL Holdings Corp	81,025
3,245		Unisource Energy Corp	100,627
6,181	e	Vectren Corp	192,909
6,048	*	Waste Connections, Inc	193,113
1,264	*	Waste Services, Inc	8,898
8,594		Westar Energy, Inc	184,857
3,922		WGL Holdings, Inc	136,250
47,820		Williams Cos, Inc	1,927,624
9,633		Wisconsin Energy Corp	435,604
35,477		Xcel Energy, Inc	712,023
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	53,829,794

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 6.40%
1,190	e*	Acme Packet, Inc	9,234
2,034	*	Actel Corp	34,273
3,364	e	Acuity Brands, Inc	161,741
7,913	*	Adaptec, Inc	25,322
9,483	*	ADC Telecommunications, Inc	140,064
4,569		Adtran, Inc	108,925

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
6,179	*	Advanced Analogic Technologies, Inc	$25,519
3,397	*	Advanced Battery Technologies, Inc	19,601
3,940	*	Advanced Energy Industries, Inc	53,978
49,111	e*	Advanced Micro Devices, Inc	286,317
24,520		Altera Corp	507,564
3,424	e*	American Superconductor Corp	122,750
8,596		Ametek, Inc	405,903
8,958	e*	Amkor Technology, Inc	93,253
14,361		Amphenol Corp (Class A)	644,522
5,432	e*	Anadigics, Inc	53,505
23,747		Analog Devices, Inc	754,442
72,144	*	Apple Computer, Inc	12,079,791
6,957	*	Applied Micro Circuits Corp	59,552
1,039		Applied Signal Technology, Inc	14,193
11,126	*	Arris Group, Inc	94,015
4,962	e*	Atheros Communications, Inc	148,860
37,726	*	Atmel Corp	131,286
2,319	*	ATMI, Inc	64,746
21,071	e*	Avanex Corp	23,810
12,258	*	Avnet, Inc	334,398
3,267	e	AVX Corp	36,950
860	e*	AZZ, Inc	34,314
3,879	e	Baldor Electric Co	135,687
831	e	Bel Fuse, Inc (Class B)	20,534
5,858	*	Benchmark Electronics, Inc	95,720
929	e*	BigBand Networks, Inc	4,394
8,171	*	Bookham, Inc	13,809
41,839	*	Broadcom Corp (Class A)	1,141,786
11,816	*	Capstone Turbine Corp	49,509
2,398	e*	Ceradyne, Inc	82,251
1,682	*	Ceva, Inc	13,406
3,547	*	Checkpoint Systems, Inc	74,061
2,567	*	China BAK Battery, Inc	12,091
2,240	*	China Security & Surveillance Technology, Inc	30,195
6,915	e*	Ciena Corp	160,221
483,835	*	Cisco Systems, Inc	11,254,002
1,987	e*	Comtech Telecommunications Corp	97,363
14,226		Cooper Industries Ltd (Class A)	561,927
7,476	e*	Cree, Inc	170,528
2,860		CTS Corp	28,743
1,286		Cubic Corp	28,652
12,303	e*	Cypress Semiconductor Corp	304,499
2,008	e*	Diodes, Inc	55,501
4,129	*	Dolby Laboratories, Inc (Class A)	166,399
2,395	*	DSP Group, Inc	16,765
1,298	e*	DTS, Inc	40,653
13,240		Eaton Corp	1,125,003
3,172	e*	EchoStar Corp (Class A)	99,030
2,090	*	Electro Scientific Industries, Inc	29,615
6,001	*	Emcore Corp	37,566
1,000	*	EMS Technologies, Inc	21,840
4,658	*	Energizer Holdings, Inc	340,453
3,347	*	Energy Conversion Devices, Inc	246,473
2,652	*	EnerSys	90,778

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
9,213	e*	Evergreen Solar, Inc	$89,274
2,144	e*	Exar Corp	16,166
9,427	*	Fairchild Semiconductor International, Inc	110,579
21,254	e*	Finisar Corp	25,292
3,624	*	First Solar, Inc	988,700
1,869	e	Franklin Electric Co, Inc	72,480
8,256	e*	FuelCell Energy, Inc	58,618
1,636	*	Globecomm Systems, Inc	13,513
8,451	*	GrafTech International Ltd	226,740
1,267	e*	Greatbatch, Inc	21,919
4,995	e	Harman International Industries, Inc	206,743
8,009	*	Harmonic, Inc	76,166
10,823		Harris Corp	546,453
1,609	e*	Harris Stratex Networks, Inc (Class A)	15,269
2,217	*	Helen of Troy Ltd	35,738
7,873	e*	Hexcel Corp	151,949
1,607	*	Hittite Microwave Corp	57,241
60,675		Honeywell International, Inc	3,050,739
2,449	e*	Hutchinson Technology, Inc	32,915
2,318	e	Imation Corp	53,129
7,637	e*	Infinera Corp	67,358
14,288	*	Integrated Device Technology, Inc	142,023
468,745		Intel Corp	10,068,643
3,553	e*	InterDigital, Inc	86,409
5,812	*	International Rectifier Corp	111,590
10,150		Intersil Corp (Class A)	246,848
2,611	*	InterVoice, Inc	14,883
1,563	e*	IPG Photonics Corp	29,400
1,870	e*	iRobot Corp	25,694
1,213	*	IXYS Corp	14,483
5,621	e*	Jarden Corp	102,527
18,424	e*	JDS Uniphase Corp	209,297
6,433	e*	Kemet Corp	20,843
10,043		L-3 Communications Holdings, Inc	912,607
7,232	e*	Lattice Semiconductor Corp	22,636
3,547		Lincoln Electric Holdings, Inc	279,149
18,030	e	Linear Technology Corp	587,237
1,486	*	Littelfuse, Inc	46,883
765	*	Loral Space & Communications, Inc	13,479
1,191		LSI Industries, Inc	9,671
52,374	*	LSI Logic Corp	321,576
39,691	*	Marvell Technology Group Ltd	700,943
3,972	*	Mattson Technology, Inc	18,907
1,520	*	Maxwell Technologies, Inc	16,142
4,190	e*	Medis Technologies Ltd	14,120
18,678	*	MEMC Electronic Materials, Inc	1,149,444
1,417	e*	Mercury Computer Systems, Inc	10,670
3,008		Methode Electronics, Inc	31,434
4,803	e	Micrel, Inc	43,947
15,120	e	Microchip Technology, Inc	461,765
61,739	*	Micron Technology, Inc	370,434
6,422	e*	Microsemi Corp	161,706
3,670	*	Microtune, Inc	12,698
4,498	*	Microvision, Inc	12,370

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
3,813	*	MIPS Technologies, Inc	$14,299
10,791	e	Molex, Inc	263,408
2,603	*	Monolithic Power Systems, Inc	56,277
3,486	*	Moog, Inc (Class A)	129,819
184,515		Motorola, Inc	1,354,340
15,196	e*	MRV Communications, Inc	18,083
683	e*	Multi-Fineline Electronix, Inc	18,899
309	e	National Presto Industries, Inc	19,832
19,838		National Semiconductor Corp	407,473
27,750	*	NetApp, Inc	601,065
1,926	e*	Netlogic Microsystems, Inc	63,943
8,230	e*	Novellus Systems, Inc	174,394
362	*	NVE Corp	11,461
44,644	*	Nvidia Corp	835,736
4,385	e*	Omnivision Technologies, Inc	53,015
31,519	e*	ON Semiconductor Corp	289,029
1,582	e*	Oplink Communications, Inc	15,187
1,500	e*	OpNext, Inc	8,070
4,180	*	Optium Corp	30,430
922	e*	OSI Systems, Inc	19,749
2,116		Park Electrochemical Corp	51,440
1,903	*	Parkervision, Inc	18,897
2,505	*	Pericom Semiconductor Corp	37,174
3,034	*	Photronics, Inc	21,359
3,981		Plantronics, Inc	88,856
3,964	*	Plexus Corp	109,724
3,407	e*	PLX Technology, Inc	25,995
17,935	e*	PMC - Sierra, Inc	137,203
7,751	*	Polycom, Inc	188,814
1,790	*	Polypore International, Inc	45,341
610	*	Powell Industries, Inc	30,750
2,470	*	Power Integrations, Inc	78,077
4,862	e*	Power-One, Inc	9,189
11,780	e*	Powerwave Technologies, Inc	50,065
11,719	*	QLogic Corp	170,980
132,535		Qualcomm, Inc	5,880,578
5,915	*	Quantum Fuel Systems Technologies Worldwide, Inc	18,218
10,453		RadioShack Corp	128,258
1,568	*	Radyne Corp	17,922
8,573	e*	Rambus, Inc	163,487
1,106	e	Raven Industries, Inc	36,255
2,673		Regal-Beloit Corp	112,934
22,806	e*	RF Micro Devices, Inc	66,137
1,214	*	Rogers Corp	45,634
1,060	e*	Rubicon Technology, Inc	21,539
40,403	*	Sanmina-SCI Corp	51,716
2,218	e*	Seachange International, Inc	15,881
5,307	*	Semtech Corp	74,669
3,562	*	ShoreTel, Inc	15,744
8,311	e*	Silicon Image, Inc	60,255
3,931	*	Silicon Laboratories, Inc	141,870
6,899	*	Silicon Storage Technology, Inc	19,110
122,994	e*	Sirius Satellite Radio, Inc	236,148
13,334	e*	Skyworks Solutions, Inc	131,607

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
3,650	e*	Smart Modular Technologies WWH, Inc	$13,980
10,720	e*	Spansion, Inc (Class A)	24,120
4,136	e*	Spectrum Brands, Inc	10,547
1,620	e*	Standard Microsystems Corp	43,983
2,452	e*	Starent Networks Corp	30,846
1,067	*	Stoneridge, Inc	18,203
3,292	e*	Sunpower Corp (Class A)	236,958
885	e*	Supertex, Inc	20,656
15,712	*	Sycamore Networks, Inc	50,593
3,492	e*	Symmetricom, Inc	13,409
1,882	e*	Synaptics, Inc	71,008
1,629	*	Synthesis Energy Systems, Inc	14,661
3,340		Technitrol, Inc	56,747
1,290	e*	Techwell, Inc	15,893
5,350	e*	Tekelec	78,699
3,145		Teleflex, Inc	174,831
32,326	e*	Tellabs, Inc	150,316
3,886	*	Tessera Technologies, Inc	63,614
107,542		Texas Instruments, Inc	3,028,383
4,686	*	Thomas & Betts Corp	177,365
1,005	*	Transmeta Corp	13,879
4,543	*	Trident Microsystems, Inc	16,582
11,767	*	Triquint Semiconductor, Inc	71,308
3,103	*	TTM Technologies, Inc	40,991
39,116		Tyco Electronics Ltd	1,401,135
1,387	*	Ultra Clean Holdings	11,041
1,032	*	Ultralife Corp	11,032
1,534	e*	Universal Display Corp	18,899
1,021	e*	Universal Electronics, Inc	21,339
4,888	*	US Geothermal, Inc	14,371
10,172	e*	Utstarcom, Inc	55,641
4,178	*	Valence Technology, Inc	18,509
6,088	*	Varian Semiconductor Equipment Associates, Inc	211,984
2,072	*	Viasat, Inc	41,875
1,042	e	Vicor Corp	10,399
14,865	*	Vishay Intertechnology, Inc	131,853
2,071	e*	Volterra Semiconductor Corp	35,745
6,148	e	Whirlpool Corp	379,516
22,865		Xilinx, Inc	577,341
2,235	e*	Zoltek Cos, Inc	54,199
4,035	*	Zoran Corp	47,209
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	75,371,716

ENGINEERING AND MANAGEMENT SERVICES - 1.07%
2,256	*	Accelrys, Inc	10,896
1,637	*	Advisory Board Co	64,383
8,284	*	Aecom Technology Corp	269,479
833	*	Affymax, Inc	13,253
6,305	*	Applera Corp (Celera Genomics Group)	71,625
11,233	e*	Amylin Pharmaceuticals, Inc	285,206
5,437	e*	Ariad Pharmaceuticals, Inc	13,049
811	e	CDI Corp	20,632
35,669	*	Celgene Corp	2,278,179
1,508	*	China Architectural Engineering, Inc	14,733

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
1,477	e*	comScore, Inc	$32,228
793	e*	Cornell Cos, Inc	19,119
3,019		Corporate Executive Board Co	126,949
1,065	e*	CRA International, Inc	38,500
4,501	*	CV Therapeutics, Inc	37,043
4,608	*	Dyax Corp	14,285
3,591	*	eResearch Technology, Inc	62,627
7,070	*	Exelixis, Inc	35,350
1,038	*	Exponent, Inc	32,604
7,231		Fluor Corp	1,345,544
2,933	*	Furmanite Corp	23,405
4,980	*	Genpact Ltd	74,302
4,410	*	Gen-Probe, Inc	209,387
1,576	*	Greenfield Online, Inc	23,514
7,859	*	Hewitt Associates, Inc (Class A)	301,235
1,944	*	Hill International, Inc	31,959
1,583	e*	Huron Consulting Group, Inc	71,773
7,232	e*	Incyte Corp	55,036
7,363	e*	Isis Pharmaceuticals, Inc	100,358
9,877	*	Jacobs Engineering Group, Inc	797,074
13,726		KBR, Inc	479,175
833	*	Kendle International, Inc	30,263
1,072	e	Landauer, Inc	60,289
1,618	*	LECG Corp	14,141
6,864	*	Lexicon Pharmaceuticals, Inc	10,982
3,005	e*	Luminex Corp	61,753
1,528		MAXIMUS, Inc	53,205
1,732	e*	Maxygen, Inc	5,871
18,511	*	McDermott International, Inc	1,145,646
528	*	Michael Baker Corp	11,553
16,133	e	Moody's Corp	555,621
3,641	e*	Myriad Genetics, Inc	165,738
4,194	e*	Navigant Consulting, Inc	82,035
3,287	*	Omnicell, Inc	43,323
26,471		Paychex, Inc	828,013
1,251	*	PharmaNet Development Group, Inc	19,728
1,239	*	PRG-Schultz International, Inc	11,659
12,776	e	Quest Diagnostics, Inc	619,253
4,562	*	Regeneron Pharmaceuticals, Inc	65,875
20,344	e*	Rentech, Inc	38,654
2,465	*	Repligen Corp	11,635
3,290		Resources Connection, Inc	66,952
3,194	*	Rigel Pharmaceuticals, Inc	72,376
4,398	*	RTI Biologics, Inc	38,483
15,095	*	SAIC, Inc	314,127
2,949	*	Sangamo Biosciences, Inc	29,343
4,958	e*	Savient Pharmaceuticals, Inc	125,437
4,995	e*	Seattle Genetics, Inc	42,258
3,705	*	Sequenom, Inc	59,132
6,678	*	Shaw Group, Inc	412,634
820	*	Stanley, Inc	27,486
1,965	e*	Symyx Technologies, Inc	13,716
1,084	e*	Tejon Ranch Co	39,089
4,560	*	Tetra Tech, Inc	103,147

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
6,820	*	URS Corp	$286,235
3,388		Watson Wyatt & Co Holdings (Class A)	179,191
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	12,597,745

FABRICATED METAL PRODUCTS - 0.56%
2,696	e*	Alliant Techsystems, Inc	274,129
791	e	Ameron International Corp	94,904
5,733		Aptargroup, Inc	240,499
7,990		Ball Corp	381,443
2,324	*	Chart Industries, Inc	113,039
1,254	e	CIRCOR International, Inc	61,433
9,223		Commercial Metals Co	347,707
3,301	e*	Commercial Vehicle Group, Inc	30,864
4,354		Crane Co	167,760
13,396	*	Crown Holdings, Inc	348,162
1,300	e	Dynamic Materials Corp	42,835
2,117	e*	Griffon Corp	18,545
1,051		Gulf Island Fabrication, Inc	51,425
38,147		Illinois Tool Works, Inc	1,812,364
1,657		Insteel Industries, Inc	30,340
1,505	*	Ladish Co, Inc	30,988
3,177	e*	Mobile Mini, Inc	63,540
10,732	e	Mueller Water Products, Inc (Class A)	86,607
1,525	e*	NCI Building Systems, Inc	56,013
13,722		Parker Hannifin Corp	978,653
605	*	Park-Ohio Holdings Corp	8,930
7,860	e	Pentair, Inc	275,257
3,181		Quanex Building Products Corp	47,270
2,323		Silgan Holdings, Inc	117,869
3,558	e	Simpson Manufacturing Co, Inc	84,467
3,369	e*	Smith & Wesson Holding Corp	17,553
4,749		Snap-On, Inc	246,997
6,416		Stanley Works	287,629
815	e	Sun Hydraulics Corp	26,300
5,486	e*	Taser International, Inc	27,375
1,524	e	Valmont Industries, Inc	158,938
2,268	e	Watts Water Technologies, Inc (Class A)	56,473
		TOTAL FABRICATED METAL PRODUCTS	6,586,308

FOOD AND KINDRED PRODUCTS - 3.53%
1,640	*	AgFeed Industries, Inc	24,551
58,212		Anheuser-Busch Cos, Inc	3,616,129
52,679		Archer Daniels Midland Co	1,777,916
1,626		B&G Foods, Inc (Class A)	15,187
717	e*	Boston Beer Co, Inc (Class A)	29,168
9,873		Bunge Ltd	1,063,223
17,844		Campbell Soup Co	597,060
336	e	Coca-Cola Bottling Co Consolidated	12,425
189,986		Coca-Cola Co	9,875,472
25,467		Coca-Cola Enterprises, Inc	440,579
40,232		ConAgra Foods, Inc	775,673
14,858	*	Constellation Brands, Inc (Class A)	295,080
6,095		Corn Products International, Inc	299,325
7,498	*	Darling International, Inc	123,867

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
15,422		Del Monte Foods Co	$109,496
1,310		Diamond Foods, Inc	30,182
20,600	*	Dr Pepper Snapple Group, Inc	432,188
590	e	Farmer Bros Co	12,479
6,492		Flowers Foods, Inc	183,983
27,222		General Mills, Inc	1,654,281
25,797		H.J. Heinz Co	1,234,386
5,854	e*	Hansen Natural Corp	168,712
12,573	e	Hershey Co	412,143
5,891		Hormel Foods Corp	203,888
773	e	Imperial Sugar Co	12,005
1,061		J&J Snack Foods Corp	29,082
4,724		J.M. Smucker Co	191,983
20,319		Kellogg Co	975,718
124,060		Kraft Foods, Inc (Class A)	3,529,507
1,831	e	Lancaster Colony Corp	55,443
2,200	e	Lance, Inc	41,294
880	e*	M&F Worldwide Corp	34,593
9,341		McCormick & Co, Inc	333,100
9,334		Molson Coors Brewing Co (Class B)	507,116
280		National Beverage Corp	2,036
1,517	*	Omega Protein Corp	22,679
760	e*	Peet's Coffee & Tea, Inc	15,063
930		Penford Corp	13,839
11,217		Pepsi Bottling Group, Inc	313,179
4,740		PepsiAmericas, Inc	93,757
129,983		PepsiCo, Inc	8,265,619
2,374	e*	Ralcorp Holdings, Inc	117,371
1,307	e	Reddy Ice Holdings, Inc	17,880
13,852		Reynolds American, Inc	646,473
1,650	e	Sanderson Farms, Inc	56,958
57,772		Sara Lee Corp	707,707
5,165	*	Smart Balance, Inc	37,240
9,297	e*	Smithfield Foods, Inc	184,824
3,089	e	Tootsie Roll Industries, Inc	77,627
2,537	*	TreeHouse Foods, Inc	61,548
22,329		Tyson Foods, Inc (Class A)	333,595
19,483		Wrigley (Wm.) Jr Co	1,515,388
		TOTAL FOOD AND KINDRED PRODUCTS	41,580,017

FOOD STORES - 0.33%
105	e	Arden Group, Inc (Class A)	13,308
2,503	*	Great Atlantic & Pacific Tea Co, Inc	57,118
1,053	e	Ingles Markets, Inc (Class A)	24,566
54,359		Kroger Co	1,569,344
2,089	e*	Panera Bread Co (Class A)	96,637
1,523	e*	Pantry, Inc	16,235
3,413		Ruddick Corp	117,100
35,568		Safeway, Inc	1,015,466
16,939	*	Supervalu, Inc	523,246
250		Village Super Market (Class A)	9,645
1,576		Weis Markets, Inc	51,173
11,340	e	Whole Foods Market, Inc	268,645

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
4,390	*	Winn-Dixie Stores, Inc	$70,328
		TOTAL FOOD STORES	3,832,811

FORESTRY - 0.10%
6,377		Rayonier, Inc	270,767
17,296		Weyerhaeuser Co	884,518
		TOTAL FORESTRY	1,155,285

FURNITURE AND FIXTURES - 0.23%
2,218	e	Ethan Allen Interiors, Inc	54,563
4,524	e	Furniture Brands International, Inc	60,441
4,756	e	Herman Miller, Inc	118,377
5,475	e	Hill-Rom Holdings, Inc	147,714
3,718		HNI Corp	65,660
472	e	Hooker Furniture Corp	8,175
3,905		Interface, Inc (Class A)	48,930
48,441		Johnson Controls, Inc	1,389,288
1,541	e	Kimball International, Inc (Class B)	12,759
5,218	e	La-Z-Boy, Inc	39,918
13,454	e	Leggett & Platt, Inc	225,624
29,615		Masco Corp	465,844
3,423	e	Sealy Corp	19,648
6,929	e	Tempur-Pedic International, Inc	54,115
		TOTAL FURNITURE AND FIXTURES	2,711,056

FURNITURE AND HOME FURNISHINGS STORES - 0.15%
20,997	e*	Bed Bath & Beyond, Inc	590,016
16,564	e	Circuit City Stores, Inc	47,870
13,118	*	GameStop Corp (Class A)	529,967
1,389	e	Haverty Furniture Cos, Inc	13,945
1,025	*	hhgregg, Inc	10,250
3,714		Knoll, Inc	45,125
4,429	e*	Mohawk Industries, Inc	283,899
9,172	e*	Pier 1 Imports, Inc	31,552
6,161	e	Steelcase, Inc (Class A)	61,795
1,646		Tuesday Morning Corp	6,765
7,585	e	Williams-Sonoma, Inc	150,486
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	1,771,670

GENERAL BUILDING CONTRACTORS - 0.19%
200	e	Amrep Corp	9,518
788	e*	Avatar Holdings, Inc	23,868
5,590	e	Beazer Homes USA, Inc	31,136
1,171	e	Brookfield Homes Corp	14,380
519	*	Cavco Industries, Inc	16,987
10,120		Centex Corp	135,304
25,314	e	DR Horton, Inc	274,657
5,360	e*	Hovnanian Enterprises, Inc (Class A)	29,373
6,413	e	KB Home	108,572
11,099	e	Lennar Corp (Class A)	136,962
1,170	e	M/I Homes, Inc	18,404
2,384		McGrath RentCorp	58,623
2,585	e	MDC Holdings, Inc	100,970
3,299	e*	Meritage Homes Corp	50,046
322	e*	NVR, Inc	161,026

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
984	e*	Palm Harbor Homes, Inc	$5,441
2,491	e*	Perini Corp	82,328
17,229	e	Pulte Homes, Inc	165,915
3,725		Ryland Group, Inc	81,242
7,641	e	Standard-Pacific Corp	25,827
1,518	e*	Team, Inc	52,098
10,450	e*	Toll Brothers, Inc	195,728
4,238		Walter Industries, Inc	460,967
		TOTAL GENERAL BUILDING CONTRACTORS	2,239,372

GENERAL MERCHANDISE STORES - 1.63%
5,099	e*	99 Cents Only Stores	33,653
6,684	e*	Big Lots, Inc	208,808
4,921	e*	BJ's Wholesale Club, Inc	190,443
4,078		Casey's General Stores, Inc	94,487
1,678	e*	Conn's, Inc	26,965
35,453		Costco Wholesale Corp	2,486,673
4,799	e	Dillard's, Inc (Class A)	55,524
10,966		Family Dollar Stores, Inc	218,662
2,660	e	Fred's, Inc	29,899
17,979		JC Penney Co, Inc	652,458
34,478		Macy's, Inc	669,563
3,983	e*	Retail Ventures, Inc	18,322
11,302	e*	Saks, Inc	124,096
1,431	e	Stein Mart, Inc	6,454
64,540		Target Corp	3,000,465
34,768		TJX Cos, Inc	1,094,149
183,610		Wal-Mart Stores, Inc	10,318,882
		TOTAL GENERAL MERCHANDISE STORES	19,229,503

HEALTH SERVICES - 1.14%
1,564	*	Alliance Imaging, Inc	13,560
520	*	Almost Family, Inc	13,832
2,327	*	Amedisys, Inc	117,327
13,321		AmerisourceBergen Corp	532,707
2,963	*	Amsurg Corp	72,149
3,983	*	Apria Healthcare Group, Inc	77,230
4,413	*	Assisted Living Concepts, Inc (A Shares)	24,272
839	e*	Bio-Reference Labs, Inc	18,718
2,989	e	Brookdale Senior Living, Inc	60,856
23,212		Cigna Corp	821,473
7,827	*	Community Health Systems, Inc	258,134
498	*	Corvel Corp	16,867
5,150	*	Covance, Inc	443,003
12,584	*	Coventry Health Care, Inc	382,805
2,028	e*	Cross Country Healthcare, Inc	29,223
1,679	e*	CryoLife, Inc	19,208
8,572	*	DaVita, Inc	455,430
4,668	*	Edwards Lifesciences Corp	289,603
2,015	e*	eHealth, Inc	35,585
1,620	e*	Emeritus Corp	23,684
1,710	*	Enzo Biochem, Inc	19,186
17,215	*	Express Scripts, Inc	1,079,725
2,564	*	Five Star Quality Care, Inc	12,128

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
1,154	e*	Genomic Health, Inc	$22,099
400	*	Genoptix, Inc	12,620
3,149	e*	Gentiva Health Services, Inc	59,988
20,827	e*	Health Management Associates, Inc (Class A)	135,584
6,590	*	Healthsouth Corp	109,592
2,689	e*	Healthways, Inc	79,594
15,671	e*	Immunomedics, Inc	33,379
2,207	*	Kindred Healthcare, Inc	63,473
9,105	*	Laboratory Corp of America Holdings	633,981
1,568	*	LHC Group, Inc	36,456
723	*	Life Sciences Research, Inc	20,418
4,530	e*	LifePoint Hospitals, Inc	128,199
6,009	*	Lincare Holdings, Inc	170,656
3,222	*	Magellan Health Services, Inc	119,311
22,692		McKesson Corp	1,268,710
1,465	*	Medcath Corp	26,341
41,463	*	Medco Health Solutions, Inc	1,957,054
692	e	National Healthcare Corp	31,714
9,367	e*	Nektar Therapeutics	31,379
1,558	e*	Nighthawk Radiology Holdings, Inc	11,031
2,530	*	Odyssey HealthCare, Inc	24,642
8,711	e	Omnicare, Inc	228,402
4,063	*	Pediatrix Medical Group, Inc	200,021
8,725		Pharmaceutical Product Development, Inc	374,303
4,494	e*	Psychiatric Solutions, Inc	170,053
1,135	*	RehabCare Group, Inc	18,194
1,633	e*	Skilled Healthcare Group, Inc (Class A)	21,915
2,010	e*	Stereotaxis, Inc	10,774
3,260	*	Sun Healthcare Group, Inc	43,652
3,447	e*	Sunrise Senior Living, Inc	77,489
40,106	e*	Tenet Healthcare Corp	222,989
3,706		Universal Health Services, Inc (Class B)	234,293
959	*	US Physical Therapy, Inc	15,737
43,048	*	WellPoint, Inc	2,051,668
		TOTAL HEALTH SERVICES	13,462,416

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.09%
990	e*	Comverge, Inc	13,840
11,794	*	Foster Wheeler Ltd	862,731
2,564	e	Granite Construction, Inc	80,843
3,510	e	Great Lakes Dredge & Dock Corp	21,446
2,299	*	Matrix Service Co	53,015
1,775	*	Orion Marine Group, Inc	25,081
959	*	Sterling Construction Co, Inc	19,046
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	1,076,002

HOLDING AND OTHER INVESTMENT OFFICES - 3.10%
3,304	e	Acadia Realty Trust	76,488
3,354	*	Affiliated Managers Group, Inc	302,061
783	e	Agree Realty Corp	17,265
209	e*	Alexander's, Inc	64,915
2,566		Alexandria Real Estate Equities, Inc	249,774
13,388	e	Allied Capital Corp	185,959
8,028		AMB Property Corp	404,451

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
2,689	*	American Apparel, Inc	$17,882
3,260		American Campus Communities, Inc	90,779
793		American Capital Agency Corp	13,196
43,931		Annaly Mortgage Management, Inc	681,370
7,625	e	Anthracite Capital, Inc	53,680
6,317		Anworth Mortgage Asset Corp	41,124
7,476	e	Apartment Investment & Management Co (Class A)	254,633
11,634	e	Apollo Investment Corp	166,715
2,143	e	Arbor Realty Trust, Inc	19,223
9,778	e	Ashford Hospitality Trust, Inc	45,174
1,112		Associated Estates Realty Corp	11,910
6,303	e	AvalonBay Communities, Inc	561,975
5,567	e	BioMed Realty Trust, Inc	136,559
9,589	e	Boston Properties, Inc	865,120
7,149		Brandywine Realty Trust	112,668
4,281	e	BRE Properties, Inc (Class A)	185,282
4,341	e	Camden Property Trust	192,133
3,652	e	Capital Lease Funding, Inc	27,353
190	e	Capital Southwest Corp	19,804
2,273	e	Capital Trust, Inc (Class A)	43,664
4,370		Capstead Mortgage Corp	47,415
1,102		Care Investment Trust, Inc	10,392
5,417	e	CBL & Associates Properties, Inc	123,724
4,677		Cedar Shopping Centers, Inc	54,814
484	e	Cherokee, Inc	9,753
3,498	e	Colonial Properties Trust	70,030
3,280		Corporate Office Properties Trust	112,602
3,808		Cousins Properties, Inc	87,965
1,507		Danvers Bancorp, Inc	16,577
14,062	e	DCT Industrial Trust, Inc	116,433
9,984	e	Developers Diversified Realty Corp	346,545
7,774		DiamondRock Hospitality Co	84,659
5,416	e	Digital Realty Trust, Inc	221,569
9,933		Douglas Emmett, Inc	218,228
11,772		Duke Realty Corp	264,281
2,183	e	EastGroup Properties, Inc	93,651
1,434		Education Realty Trust, Inc	16,706
2,515	e	Entertainment Properties Trust	124,342
1,768	e	Equity Lifestyle Properties, Inc	77,792
2,960	e	Equity One, Inc	60,828
22,043		Equity Residential	843,586
2,054	e	Essex Property Trust, Inc	218,751
6,492	e	Extra Space Storage, Inc	99,717
4,880		Federal Realty Investment Trust	336,720
4,582		FelCor Lodging Trust, Inc	48,111
3,613	e	First Industrial Realty Trust, Inc	99,249
1,992	e	First Potomac Realty Trust	30,358
4,433	e	Franklin Street Properties Corp	56,033
13,411	e	Friedman Billings Ramsey Group, Inc (Class A)	20,117
18,552	e	General Growth Properties, Inc	649,877
1,384	e	Getty Realty Corp	19,943
1,731	e	Gladstone Capital Corp	26,380
1,812		Gladstone Investment Corp	11,651
4,326	e	Glimcher Realty Trust	48,365

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
3,363		Gramercy Capital Corp	$38,977
1,908	*	Harris & Harris Group, Inc	11,448
946		Hatteras Financial Corp	21,749
18,776	e	HCP, Inc	597,265
7,113		Health Care REIT, Inc	316,529
4,064	e	Healthcare Realty Trust, Inc	96,601
4,843		Hersha Hospitality Trust	36,565
4,678		Highwoods Properties, Inc	146,983
4,346	e*	Hilltop Holdings, Inc	44,807
2,758		Home Properties, Inc	132,549
7,761		Hospitality Properties Trust	189,834
41,853		Host Marriott Corp	571,293
18,206		HRPT Properties Trust	123,255
5,374	e	Inland Real Estate Corp	77,493
4,674		Investors Real Estate Trust	44,590
168,300	e	iShares Russell 3000 Index Fund	12,605,670
11,335	e	iStar Financial, Inc	149,735
3,424	e	JER Investors Trust, Inc	21,571
2,688	e	Kilroy Realty Corp	126,417
17,383	e	Kimco Realty Corp	600,061
2,360		Kite Realty Group Trust	29,500
2,948	e	LaSalle Hotel Properties	74,083
4,865	e	Lexington Corporate Properties Trust	66,310
7,376	e	Liberty Property Trust	244,514
1,903		LTC Properties, Inc	48,641
5,944		Macerich Co	369,301
5,231		Mack-Cali Realty Corp	178,743
4,268	e	Maguire Properties, Inc	51,942
6,395	e	Medical Properties Trust, Inc	64,717
4,180	*	Meruelo Maddux Properties, Inc	9,112
12,422		MFA Mortgage Investments, Inc	80,991
2,242		Mid-America Apartment Communities, Inc	114,432
1,462	e	Mission West Properties, Inc	16,024
2,017		MVC Capital, Inc	27,613
1,805		National Health Investors, Inc	51,460
6,337		National Retail Properties, Inc	132,443
7,697		Nationwide Health Properties, Inc	242,378
4,618	e	Newcastle Investment Corp	32,372
5,372	e	NorthStar Realty Finance Corp	44,695
5,632		Omega Healthcare Investors, Inc	93,773
626		One Liberty Properties, Inc	10,210
1,053		Parkway Properties, Inc	35,518
1,437	e	PennantPark Investment Corp	10,361
2,893	e	Pennsylvania Real Estate Investment Trust	66,944
14,005	e	Plum Creek Timber Co, Inc	598,153
3,291	e	Post Properties, Inc	97,907
3,023	e	Potlatch Corp	136,398
20,941		Prologis	1,138,143
1,446	e	Prospect Capital Corp	19,058
1,279		PS Business Parks, Inc	65,996
10,222		Public Storage, Inc	825,835
6,897	e	RAIT Investment Trust	51,176
1,853		Ramco-Gershenson Properties	38,061
7,952	e	Realty Income Corp	180,987

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
2,587		Redwood Trust, Inc	$58,958
5,566		Regency Centers Corp	329,062
2,220	e	Resource Capital Corp	16,006
1,224		Saul Centers, Inc	57,516
7,767		Senior Housing Properties Trust	151,690
18,235		Simon Property Group, Inc	1,639,144
4,838		SL Green Realty Corp	400,199
1,893		Sovran Self Storage, Inc	78,673
6,370	e	Strategic Hotels & Resorts, Inc	59,687
1,120	e	Sun Communities, Inc	20,417
4,955		Sunstone Hotel Investors, Inc	82,253
2,345	e	Tanger Factory Outlet Centers, Inc	84,256
4,320	e	Taubman Centers, Inc	210,168
10,437		UDR, Inc	233,580
1,002	e	Universal Health Realty Income Trust	30,060
1,403	e	Urstadt Biddle Properties, Inc (Class A)	20,568
4,028	e	U-Store-It Trust	48,134
10,619		Ventas, Inc	452,051
23,519		Virgin Media, Inc	320,094
11,076		Vornado Realty Trust	974,688
5,361		WABCO Holdings, Inc	249,072
3,821	e	Washington Real Estate Investment Trust	114,821
6,201	e	Weingarten Realty Investors	188,014
2,750		Winthrop Realty Trust	9,900
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	36,538,515

HOTELS AND OTHER LODGING PLACES - 0.28%
1,830	e	Ameristar Casinos, Inc	25,291
5,191	e*	Bluegreen Corp	31,405
4,639	e	Boyd Gaming Corp	58,266
2,890	e	Choice Hotels International, Inc	76,585
3,556	e*	Gaylord Entertainment Co	85,202
3,859	e*	Great Wolf Resorts, Inc	16,864
2,506	e*	Isle of Capri Casinos, Inc	12,004
8,416	e*	Las Vegas Sands Corp	399,255
1,580	*	Lodgian, Inc	12,371
1,423		Marcus Corp	21,274
24,570		Marriott International, Inc (Class A)	644,717
9,719	e*	MGM Mirage	329,377
610	e*	Monarch Casino & Resort, Inc	7,198
2,408	e*	Morgans Hotel Group Co	24,802
3,851	e	Orient-Express Hotels Ltd (Class A)	167,287
1,237	e*	Riviera Holdings Corp	12,555
15,352		Starwood Hotels & Resorts Worldwide, Inc	615,155
2,726	e*	Vail Resorts, Inc	116,755
14,159		Wyndham Worldwide Corp	253,588
4,890	e	Wynn Resorts Ltd	397,801
		TOTAL HOTELS AND OTHER LODGING PLACES	3,307,752

INDUSTRIAL MACHINERY AND EQUIPMENT - 6.70%
2,175	*	3PAR, Inc	17,052
786	e	Aaon, Inc	15,138
4,348	e	Actuant Corp (Class A)	136,310
7,634	*	AGCO Corp	400,098

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
511		Alamo Group, Inc	$10,521
2,626	e	Albany International Corp (Class A)	76,154
3,000	e*	Allis-Chalmers Energy, Inc	53,400
1,860	*	Altra Holdings, Inc	31,267
496		Ampco-Pittsburgh Corp	22,062
110,741		Applied Materials, Inc	2,114,046
1,755	e*	Astec Industries, Inc	56,406
6,675	*	Asyst Technologies, Inc	23,830
2,017	*	AuthenTec, Inc	21,017
10,189	*	Axcelis Technologies, Inc	49,722
4,993	e	Black & Decker Corp	287,147
1,195		Black Box Corp	32,492
3,167	*	Blount International, Inc	36,769
718	*	Bolt Technology Corp	16,205
3,442	e	Briggs & Stratton Corp	43,645
29,510	*	Brocade Communications Systems, Inc	243,162
5,560	*	Brooks Automation, Inc	45,981
6,114		Bucyrus International, Inc (Class A)	446,444
5,163	e	Carlisle Cos, Inc	149,727
1,107	e	Cascade Corp	46,848
50,331		Caterpillar, Inc	3,715,434
6,306	e*	Cirrus Logic, Inc	35,061
1,741	*	Colfax Corp	43,682
1,964	*	Columbus McKinnon Corp	47,293
6,439	*	Cray, Inc	29,877
16,752		Cummins, Inc	1,097,591
3,745		Curtiss-Wright Corp	167,551
2,621	e*	Cymer, Inc	70,452
35,270		Deere & Co	2,544,025
148,895	*	Dell, Inc	3,257,823
5,384		Diebold, Inc	191,563
6,607		Donaldson Co, Inc	294,936
15,565		Dover Corp	752,879
6,855	*	Dresser-Rand Group, Inc	268,031
2,530	*	Dril-Quip, Inc	159,390
5,230	*	Electronics for Imaging, Inc	76,358
169,163	*	EMC Corp	2,485,004
6,226	*	Emulex Corp	72,533
2,933	*	Ener1, Inc	21,763
2,000	e*	ENGlobal Corp	28,480
2,025	e*	EnPro Industries, Inc	75,614
9,368	*	Entegris, Inc	61,360
7,219	e*	Extreme Networks, Inc	20,502
2,526	e*	Flotek Industries, Inc	52,086
2,741	e*	Flow International Corp	21,380
4,694		Flowserve Corp	641,670
10,486	*	FMC Technologies, Inc	806,688
1,264	e*	Fuel Tech, Inc	22,272
4,098	*	Gardner Denver, Inc	232,766
647	e*	Gehl Co	9,569
815,649		General Electric Co	21,769,672
1,186	e	Gorman-Rupp Co	47,250
5,188	e	Graco, Inc	197,507
413		Graham Corp	30,607

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
201,744		Hewlett-Packard Co	$8,919,102
397	e*	Hurco Cos, Inc	12,263
6,473		IDEX Corp	238,465
4,169	e*	Immersion Corp	28,391
25,634		Ingersoll-Rand Co Ltd (Class A)	959,488
5,014	e*	Intermec, Inc	105,695
112,393		International Business Machines Corp	13,321,942
25,328		International Game Technology	632,693
2,352	*	Intevac, Inc	26,531
3,240	e*	Isilon Systems, Inc	14,386
14,719		ITT Industries, Inc	932,154
17,110		Jabil Circuit, Inc	280,775
8,912		Joy Global, Inc	675,797
921	*	Kadant, Inc	20,815
2,263	e	Kaydon Corp	116,341
6,426		Kennametal, Inc	209,166
463	*	Key Technology, Inc	14,728
4,096	e*	Kulicke & Soffa Industries, Inc	29,860
9,940	*	Lam Research Corp	359,331
4,105		Lennox International, Inc	118,881
7,546	*	Lexmark International, Inc (Class A)	252,263
1,092	e	Lindsay Manufacturing Co	92,787
1,312		Lufkin Industries, Inc	109,263
10,316		Manitowoc Co, Inc	335,579
1,232		Met-Pro Corp	16,447
6,470	*	Micros Systems, Inc	197,270
1,266	e*	Middleby Corp	55,590
2,202	e	Modine Manufacturing Co	27,239
407		Nacco Industries, Inc (Class A)	30,260
1,747	e*	NATCO Group, Inc (Class A)	95,264
976	*	Natural Gas Services Group, Inc	29,749
3,243	*	Netezza Corp	37,230
2,509	*	Netgear, Inc	34,775
1,284		NN, Inc	17,899
2,745		Nordson Corp	200,083
4,103	*	Oil States International, Inc	260,294
9,925		Pall Corp	393,824
11,006	e	Palm, Inc	59,323
521	*	Peerless Manufacturing Co	24,419
11,592	e*	Quantum Corp	15,649
2,563	*	Rackable Systems, Inc	34,344
2,125	*	RBC Bearings, Inc	70,805
749	*	Rimage Corp	9,280
4,575	e*	Riverbed Technology, Inc	62,769
2,054		Robbins & Myers, Inc	102,433
12,004		Rockwell Automation, Inc	524,935
8,149	e*	Safeguard Scientifics, Inc	10,105
18,399	*	SanDisk Corp	344,062
801	e	Sauer-Danfoss, Inc	24,951
1,906	e*	Scansource, Inc	51,005
5,336	e*	Scientific Games Corp (Class A)	158,052
2,131	m,v*	Seagate Technology	-
39,625		Seagate Technology, Inc	758,026
861	e*	Semitool, Inc	6,466

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
2,487	e*	Sigma Designs, Inc	$34,544
4,279		SPX Corp	563,673
908		Standex International Corp	18,832
2,311	e*	STEC, Inc	23,734
1,852	*	Super Micro Computer, Inc	13,668
1,020	*	T-3 Energy Services, Inc	81,060
1,238	*	Tecumseh Products Co (Class A)	40,582
1,792	e	Tennant Co	53,886
14,739	*	Teradata Corp	341,060
8,261	*	Terex Corp	424,368
1,120	*	Thermadyne Holdings Corp	16,565
6,774		Timken Co	223,136
3,187	e	Toro Co	106,032
3,559	e*	TurboChef Technologies, Inc	17,012
668	e	Twin Disc, Inc	13,981
1,844	e*	Ultratech, Inc	28,619
10,346	*	Varian Medical Systems, Inc	536,440
5,573	e*	VeriFone Holdings, Inc	66,598
1,876	e	Watsco, Inc	78,417
18,315	*	Western Digital Corp	632,417
4,818		Woodward Governor Co	171,810
5,840	*	Zebra Technologies Corp (Class A)	190,618
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	78,860,408

INSTRUMENTS AND RELATED PRODUCTS - 4.87%
1,448	e*	Abaxis, Inc	34,940
2,477	e*	Abiomed, Inc	43,967
3,015	e*	Accuray, Inc	21,979
4,345	e*	Advanced Medical Optics, Inc	81,425
5,423	*	Affymetrix, Inc	55,803
29,938	*	Agilent Technologies, Inc	1,063,997
5,548	e*	Align Technology, Inc	58,199
24,974		Allergan, Inc	1,299,897
5,289	e*	American Medical Systems Holdings, Inc	79,071
911	e	American Science & Engineering, Inc	46,944
1,240		Analogic Corp	78,207
1,598	*	Anaren, Inc	16,891
2,859	*	Angiodynamics, Inc	38,940
13,665		Applied Biosystems, Inc	457,504
929	e*	Argon ST, Inc	23,039
1,986	e*	Arthrocare Corp	81,049
118		Atrion Corp	11,307
711	*	Axsys Technologies, Inc	37,000
1,270	e	Badger Meter, Inc	64,173
8,157		Bard (C.R.), Inc	717,408
51,333		Baxter International, Inc	3,282,232
5,147		Beckman Coulter, Inc	347,577
19,977		Becton Dickinson & Co	1,624,130
1,659	*	Bio-Rad Laboratories, Inc (Class A)	134,197
121,362	*	Boston Scientific Corp	1,491,539
4,735	*	Bruker BioSciences Corp	60,845
4,004	*	Caliper Life Sciences, Inc	10,370
845	e*	Cantel Medical Corp	8,551
1,607	*	Cardiac Science Corp	13,177

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
4,408	*	Cepheid, Inc	$123,953
1,949	*	Coherent, Inc	58,256
1,401	e	Cohu, Inc	20,567
2,009	*	Conmed Corp	53,339
3,717	e	Cooper Cos, Inc	138,087
40,793		Covidien Ltd	1,953,577
1,933	e*	Cyberonics, Inc	41,946
565	e*	Cynosure, Inc (Class A)	11,198
20,918		Danaher Corp	1,616,961
993		Datascope Corp	46,671
12,415		Dentsply International, Inc	456,872
4,081	*	Depomed, Inc	13,100
2,127	*	DexCom, Inc	12,847
1,785	*	Dionex Corp	118,470
3,392	e	DRS Technologies, Inc	267,018
294	*	DXP Enterprises, Inc	12,242
890	*	Eagle Test Systems, Inc	9,968
23,131	e	Eastman Kodak Co	333,780
63,895		Emerson Electric Co	3,159,608
2,297	e*	ESCO Technologies, Inc	107,775
2,397	*	Esterline Technologies Corp	118,076
5,760	e*	ev3, Inc	54,605
558	*	Exactech, Inc	14,346
900	*	Excel Technology, Inc	20,088
1,082	e*	FARO Technologies, Inc	27,234
2,562	e*	FEI Co	58,362
900	*	FGX International Holdings Ltd	7,236
11,224	*	Flir Systems, Inc	455,358
3,441	e*	Formfactor, Inc	63,418
3,552	e*	Fossil, Inc	103,257
10,485	e	Garmin Ltd	449,177
2,669	*	Haemonetics Corp	148,023
1,863	*	Hanger Orthopedic Group, Inc	30,721
1,104	*	Herley Industries, Inc	14,661
5,475		Hillenbrand, Inc	117,165
20,648	*	Hologic, Inc	450,126
803	*	ICU Medical, Inc	18,373
1,409	e*	I-Flow Corp	14,301
1,718	e*	II-VI, Inc	59,993
4,639	e*	Illumina, Inc	404,103
1,070	e*	Insulet Corp	16,831
1,647	e*	Integra LifeSciences Holdings Corp	73,259
3,166	*	Intuitive Surgical, Inc	852,920
2,614	e	Invacare Corp	53,430
6,650	e*	ION Geophysical Corp	116,043
1,475	*	IRIS International, Inc	23,084
2,788	*	Itron, Inc	274,200
2,349	*	Ixia	16,326
230,724		Johnson & Johnson	14,844,782
730	e*	Kensey Nash Corp	23,397
13,912		Kla-Tencor Corp	566,358
5,751	*	Kopin Corp	16,505
194	*	K-Tron International, Inc	25,142
5,337	e*	L-1 Identity Solutions, Inc	71,089

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
992	*	LaBarge, Inc	$12,896
5,167	e*	LTX Corp	11,367
1,386	*	Lydall, Inc	17,394
3,760	e*	Masimo Corp	129,156
708	*	Measurement Specialties, Inc	12,454
911	*	Medical Action Industries, Inc	9,447
92,201		Medtronic, Inc	4,771,402
3,404	e	Mentor Corp	94,699
1,974	*	Merit Medical Systems, Inc	29,018
2,916	*	Mettler-Toledo International, Inc	276,612
1,111	e*	Micrus Endovascular Corp	15,576
4,373	*	Millipore Corp	296,752
2,677	e	Mine Safety Appliances Co	107,053
3,655	*	MKS Instruments, Inc	80,045
1,160		Movado Group, Inc	22,968
1,493		MTS Systems Corp	53,569
4,744		National Instruments Corp	134,587
2,272	*	Natus Medical, Inc	47,576
1,198	*	Neogen Corp	27,422
3,159	*	Newport Corp	35,981
2,732	*	NuVasive, Inc	122,011
1,473	e*	NxStage Medical, Inc	5,656
1,201	e*	Orthofix International NV	34,769
5,253	*	Orthovita, Inc	10,769
258	e*	OYO Geospace Corp	15,207
1,095	e*	Palomar Medical Technologies, Inc	10,928
9,704		PerkinElmer, Inc	270,256
1,407	*	Photon Dynamics Inc	21,218
17,131		Pitney Bowes, Inc	584,167
6,206	e*	Resmed, Inc	221,802
13,144		Rockwell Collins, Inc	630,386
2,774	*	Rofin-Sinar Technologies, Inc	83,775
7,301		Roper Industries, Inc	480,990
1,888	e*	Rudolph Technologies, Inc	14,538
6,894	e*	Sirf Technology Holdings, Inc	29,782
1,128	e*	Sirona Dental Systems, Inc	29,238
1,023	*	Somanetics Corp	21,688
1,326	e*	Sonic Solutions, Inc	7,903
1,231	e*	SonoSite, Inc	34,480
2,046	*	Spectranetics Corp	20,174
27,480	*	St. Jude Medical, Inc	1,123,382
5,379		STERIS Corp	154,700
25,017		Stryker Corp	1,573,069
3,638	*	Symmetry Medical, Inc	59,008
1,050	*	Synovis Life Technologies, Inc	19,772
3,374	*	Techne Corp	261,114
2,964	*	Teledyne Technologies, Inc	144,613
13,384	*	Teradyne, Inc	148,161
34,228	*	Thermo Electron Corp	1,907,526
3,898	e*	Thoratec Corp	67,786
1,033	*	Trans1, Inc	15,567
9,984	e*	Trimble Navigation Ltd	356,429
2,586	*	Varian, Inc	132,041
2,601	e*	Veeco Instruments, Inc	41,824

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
1,742	e*	Vital Images, Inc	$21,670
832		Vital Signs, Inc	47,241
4,143	e*	Vivus, Inc	27,675
1,050	*	Vnus Medical Technologies, Inc	21,010
3,892	*	Volcano Corp	47,482
8,210	*	Waters Corp	529,545
2,962	*	Wright Medical Group, Inc	84,150
73,559		Xerox Corp	997,460
18,943	*	Zimmer Holdings, Inc	1,289,071
1,434	*	Zoll Medical Corp	48,283
1,229	*	Zygo Corp	12,081
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	57,408,953

INSURANCE AGENTS, BROKERS AND SERVICE - 0.40%
24,275		AON Corp	1,115,194
9,463		Brown & Brown, Inc	164,562
1,201	e*	Crawford & Co (Class B)	9,596
7,414	e	Gallagher (Arthur J.) & Co	178,677
25,531		Hartford Financial Services Group, Inc	1,648,537
2,857		Hilb Rogal & Hobbs Co	124,165
491		Life Partners Holdings, Inc	9,810
41,995		Marsh & McLennan Cos, Inc	1,114,967
2,733	e	National Financial Partners Corp	54,168
1,801	*	United America Indemnity Ltd (Class A)	24,079
754		White Mountains Insurance Group Ltd	323,466
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	4,767,221

INSURANCE CARRIERS - 3.47%
26,876		ACE Ltd	1,480,599
39,328		Aetna, Inc	1,593,964
39,088		Aflac, Inc	2,454,726
419	e*	Alleghany Corp	139,129
4,126		Allied World Assurance Holdings Ltd	163,472
45,063		Allstate Corp	2,054,422
26,171	e	Ambac Financial Group, Inc	35,069
3,771		American Equity Investment Life Holding Co	30,734
6,425		American Financial Group, Inc	171,869
189,575		American International Group, Inc	5,016,155
1,288		American National Insurance Co	126,250
1,012		American Physicians Capital, Inc	49,021
850	*	American Safety Insurance Holdings Ltd	12,223
4,365	*	AMERIGROUP Corp	90,792
1,343	*	Amerisafe, Inc	21,407
1,831	e	Amtrust Financial Services, Inc	23,071
4,136	*	Arch Capital Group Ltd	274,300
2,387	*	Argo Group International Holdings Ltd	80,108
7,088		Aspen Insurance Holdings Ltd	167,773
9,669		Assurant, Inc	637,767
5,095	e	Assured Guaranty Ltd	91,659
12,255		Axis Capital Holdings Ltd	365,322
711	e	Baldwin & Lyons, Inc (Class B)	12,428
2,711		Castlepoint Holdings Ltd	24,643
3,736	*	Centene Corp	62,727
30,036		Chubb Corp	1,472,064

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
11,942		Cincinnati Financial Corp	$303,327
2,569	e*	Citizens, Inc	15,748
1,739		CNA Financial Corp	43,736
1,063	*	CNA Surety Corp	13,436
15,444	*	Conseco, Inc	153,204
539	e*	Darwin Professional Underwriters, Inc	16,601
3,312		Delphi Financial Group, Inc (Class A)	76,640
419		Donegal Group, Inc (Class A)	6,650
178	e	EMC Insurance Group, Inc	4,286
4,260		Employers Holdings, Inc	88,182
4,367	e	Endurance Specialty Holdings Ltd	134,460
506	e*	Enstar Group Ltd	44,275
3,198	e	Erie Indemnity Co (Class A)	147,588
5,101		Everest Re Group Ltd	406,601
1,117		FBL Financial Group, Inc (Class A)	22,206
17,670		Fidelity National Title Group, Inc (Class A)	222,642
1,688	e*	First Acceptance Corp	5,402
7,218	e	First American Corp	190,555
906	*	First Mercury Financial Corp	15,982
2,490		Flagstone Reinsurance Holdings Ltd	29,357
665	e*	Fpic Insurance Group, Inc	30,138
35,175		Genworth Financial, Inc (Class A)	626,467
2,355	e*	Greenlight Capital Re Ltd (Class A)	53,835
4,147		Hanover Insurance Group, Inc	176,248
1,021	e	Harleysville Group, Inc	34,540
9,561		HCC Insurance Holdings, Inc	202,120
8,785	*	Health Net, Inc	211,367
2,904	*	HealthExtras, Inc	87,527
4,375	*	Healthspring, Inc	73,850
2,772		Horace Mann Educators Corp	38,863
13,454	*	Humana, Inc	535,066
477	e	Independence Holding Co	4,660
1,955		Infinity Property & Casualty Corp	81,172
4,642		IPC Holdings Ltd	123,245
246		Kansas City Life Insurance Co	10,271
1,241	e	LandAmerica Financial Group, Inc	27,538
14,131	e	Leucadia National Corp	663,309
21,217		Lincoln National Corp	961,554
25,690	e	Loews Corp	1,204,861
3,977		Maiden Holdings Ltd	25,453
804	*	Markel Corp	295,068
4,401	e	Max Re Capital Ltd	93,873
17,839	e	MBIA, Inc	78,313
1,740		Meadowbrook Insurance Group, Inc	9,222
2,119	e	Mercury General Corp	99,000
36,977		Metlife, Inc	1,951,276
9,996	e	MGIC Investment Corp	61,076
1,647	e*	Molina Healthcare, Inc	40,088
8,145	e	Montpelier Re Holdings Ltd	120,139
1,070	e	National Interstate Corp	19,667
147		National Western Life Insurance Co (Class A)	32,120
3,844	e	Nationwide Financial Services, Inc (Class A)	184,550
1,310	*	Navigators Group, Inc	70,806
393	e	NYMAGIC, Inc	7,530

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
1,982	e	Odyssey Re Holdings Corp	$70,361
18,927	e	Old Republic International Corp	224,096
2,079	e	OneBeacon Insurance Group Ltd	36,528
4,449		PartnerRe Ltd	307,559
4,678	*	Philadelphia Consolidated Holding Co	158,912
8,285	e	Phoenix Cos, Inc	63,049
4,647		Platinum Underwriters Holdings Ltd	151,539
2,758	*	PMA Capital Corp (Class A)	25,401
6,414	e	PMI Group, Inc	12,507
1,376	e	Presidential Life Corp	21,218
3,319	e*	Primus Guaranty Ltd	9,658
21,176		Principal Financial Group	888,757
2,765	e*	ProAssurance Corp	133,024
1,092		Procentury Corp	17,297
55,467		Progressive Corp	1,038,342
5,564		Protective Life Corp	211,710
35,508		Prudential Financial, Inc	2,121,248
5,712		Quanta Capital Holdings Ltd	15,080
8,338		Radian Group, Inc	12,090
1,708	*	RadNet, Inc	10,589
2,532		Reinsurance Group Of America, Inc	110,193
5,286		RenaissanceRe Holdings Ltd	236,125
1,621	e	RLI Corp	80,191
7,356		Safeco Corp	494,029
1,566		Safety Insurance Group, Inc	55,828
721	*	SCPIE Holdings Inc	20,180
1,144	*	SeaBright Insurance Holdings, Inc	16,565
4,248		Selective Insurance Group, Inc	79,692
4,232		Stancorp Financial Group, Inc	198,735
2,075	e	State Auto Financial Corp	49,655
1,175		Stewart Information Services Corp	22,725
7,639		Torchmark Corp	448,027
1,672	e	Tower Group, Inc	35,430
2,197		Transatlantic Holdings, Inc	124,064
49,496		Travelers Cos, Inc	2,148,126
900	e*	Triple-S Management Corp (Class B)	14,715
1,880	e	United Fire & Casualty Co	50,628
100,538		UnitedHealth Group, Inc	2,639,122
3,532		Unitrin, Inc	97,377
3,755	e*	Universal American Financial Corp	38,376
28,322		UnumProvident Corp	579,185
5,282	e	Validus Holdings Ltd	112,243
11,713		W.R. Berkley Corp	282,986
3,656	*	WellCare Health Plans, Inc	132,164
117		Wesco Financial Corp	44,694
14,653		XL Capital Ltd (Class A)	301,265
3,038		Zenith National Insurance Corp	106,816
		TOTAL INSURANCE CARRIERS	40,875,485

JUSTICE, PUBLIC ORDER AND SAFETY - 0.01%
3,930	*	Geo Group, Inc	88,425
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	88,425

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
LEATHER AND LEATHER PRODUCTS - 0.10%
27,942	*	Coach, Inc	$806,965
6,919	e*	CROCS, Inc	55,421
1,742	e*	Genesco, Inc	53,775
4,946	e*	Iconix Brand Group, Inc	59,748
1,492	*	Steven Madden Ltd	27,423
3,526	e*	Timberland Co (Class A)	57,650
334	e	Weyco Group, Inc	8,861
4,349	e	Wolverine World Wide, Inc	115,988
		TOTAL LEATHER AND LEATHER PRODUCTS	1,185,831

LEGAL SERVICES - 0.03%
4,111	*	FTI Consulting, Inc	281,439
651	e*	Pre-Paid Legal Services, Inc	26,444
		TOTAL LEGAL SERVICES	307,883

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.00%**
670	e*	Emergency Medical Services Corp (Class A)	15,162
		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	15,162

LUMBER AND WOOD PRODUCTS - 0.02%
640	e	American Woodmark Corp	13,523
6,272	e*	Champion Enterprises, Inc	36,691
793	e	Deltic Timber Corp	42,433
8,485	e	Louisiana-Pacific Corp	72,038
508	e	Skyline Corp	11,938
1,139	e	Universal Forest Products, Inc	34,125
		TOTAL LUMBER AND WOOD PRODUCTS	210,748

METAL MINING - 0.70%
3,613	*	Allied Nevada Gold Corp	21,280
5,768	e*	Apex Silver Mines Ltd	28,321
7,368		Cleveland-Cliffs, Inc	878,192
41,624	e*	Coeur d'Alene Mines Corp	120,710
3,682		Foundation Coal Holdings, Inc	326,151
31,424		Freeport-McMoRan Copper & Gold, Inc (Class B)	3,682,579
10,241	e*	Hecla Mining Co	94,832
35,734		Newmont Mining Corp	1,863,885
2,186	e*	Patriot Coal Corp	335,092
4,229	*	Rosetta Resources, Inc	120,526
2,555		Royal Gold, Inc	80,125
3,890	e*	ShengdaTech, Inc	38,628
5,957	e	Southern Copper Corp	635,195
3,801	e*	Stillwater Mining Co	44,966
4,918	e*	Uranium Resources, Inc	18,147
		TOTAL METAL MINING	8,288,629

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.32%
1,767	e	Armstrong World Industries, Inc	51,632
1,955		Blyth, Inc	23,519
4,917	e	Callaway Golf Co	58,168
3,000		Daktronics, Inc	60,510
12,651		Fortune Brands, Inc	789,549
10,098		Hasbro, Inc	360,701
2,794	*	Intrepid Potash, Inc	183,789

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
2,532	e*	Jakks Pacific, Inc	$55,324
396	e	Marine Products Corp	2,613
29,869		Mattel, Inc	511,357
6,359	e	Nautilus, Inc	32,304
1,490	*	RC2 Corp	27,654
634	e*	Russ Berrie & Co, Inc	5,053
3,210	e*	Shuffle Master, Inc	15,857
569	e*	Steinway Musical Instruments, Inc	15,022
39,521		Tyco International Ltd	1,582,421
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	3,775,473

MISCELLANEOUS RETAIL - 1.25%
2,238	*	1-800-FLOWERS.COM, Inc (Class A)	14,435
25,764	*	Amazon.com, Inc	1,889,274
3,134	e	Barnes & Noble, Inc	77,849
27,342		Best Buy Co, Inc	1,082,743
1,344	e	Big 5 Sporting Goods Corp	10,174
1,266	e*	Blue Nile, Inc	53,830
4,275	e	Borders Group, Inc	25,650
918	e*	Build-A-Bear Workshop, Inc	6,674
3,805	e*	Cabela's, Inc	41,893
2,380		Cash America International, Inc	73,780
3,455	*	CKX, Inc	30,231
4,691	e*	Coldwater Creek, Inc	24,768
116,969		CVS Corp	4,628,463
6,440	e*	Dick's Sporting Goods, Inc	114,246
7,089	*	Dollar Tree, Inc	231,739
6,969	*	Drugstore.Com	13,241
2,427	*	Ezcorp, Inc (Class A)	30,944
2,096	*	GSI Commerce, Inc	28,568
2,889	e*	Hibbett Sports, Inc	60,958
2,700	e	Longs Drug Stores Corp	113,697
3,771		MSC Industrial Direct Co (Class A)	166,339
2,988	e	Nutri/System, Inc	42,250
21,258	*	Office Depot, Inc	232,563
6,672	e	OfficeMax, Inc	92,741
1,624	e*	Overstock.com, Inc	42,143
886	*	PC Mall, Inc	12,014
10,071		Petsmart, Inc	200,917
3,150	e*	Priceline.com, Inc	363,699
963		Pricesmart, Inc	19,048
43,742	e*	Rite Aid Corp	69,550
4,827	e*	Sears Holdings Corp	355,557
1,063	*	Shutterfly, Inc	12,979
1,216	e*	Stamps.com, Inc	15,176
57,467		Staples, Inc	1,364,841
1,129	e	Systemax, Inc	19,927
10,326		Tiffany & Co	420,785
81,042		Walgreen Co	2,634,676
2,077		World Fuel Services Corp	45,569
3,640	e*	Zale Corp	68,760
1,933	e*	Zumiez, Inc	32,049
		TOTAL MISCELLANEOUS RETAIL	14,764,740

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
MOTION PICTURES - 0.92%
3,122	e*	Avid Technology, Inc	$53,043
15,402	e*	Blockbuster, Inc (Class A)	38,505
48,265		CBS Corp (Class B)	940,685
2,032	e	Cinemark Holdings, Inc	26,538
22,974	*	Discovery Holding Co (Class A)	504,509
6,535	*	DreamWorks Animation SKG, Inc (Class A)	194,808
1,062	e*	Gaiam, Inc (Class A)	14,348
6,740	e*	Macrovision Solutions Corp	100,833
3,000	e	National CineMedia, Inc	31,980
189,289		News Corp (Class A)	2,846,907
6,662	e	Regal Entertainment Group (Class A)	101,795
292,811		Time Warner, Inc	4,333,603
12,040	e*	tw telecom inc	193,001
46,110	*	Viacom, Inc (Class B)	1,408,199
		TOTAL MOTION PICTURES	10,788,754

NONDEPOSITORY INSTITUTIONS - 0.92%
4,721		Advance America Cash Advance Centers, Inc	23,983
2,678		Advanta Corp (Class B)	16,845
16,973		American Capital Ltd	403,448
82,602		American Express Co	3,111,617
9,815	e*	AmeriCredit Corp	84,605
8,582	e	Ares Capital Corp	86,507
5,840	e*	Boise, Inc	22,484
30,689	e	Capital One Financial Corp	1,166,489
12,818	e	CapitalSource, Inc	142,023
2,500	e	Chimera Investment Corp	22,525
22,923	e	CIT Group, Inc	156,106
1,560	e*	CompuCredit Corp	9,360
48,070		Countrywide Financial Corp	204,298
639	e*	Credit Acceptance Corp	16,333
39,526		Discover Financial Services	520,557
1,148	e*	Encore Capital Group, Inc	10,137
86,850	*	Fannie Mae	1,694,444
556	e	Federal Agricultural Mortgage Corp (Class C)	13,778
1,638		Financial Federal Corp	35,970
1,940	e*	First Cash Financial Services, Inc	29,081
6,161	e	First Marblehead Corp	15,834
52,901		Freddie Mac	867,576
3,730	e	GLG Partners, Inc	29,094
2,565	e*	Guaranty Financial Group, Inc	13,774
1,694	e	Hercules Technology Growth Capital, Inc	15,127
1,400		Kohlberg Capital Corp	14,000
6,389	e	MCG Capital Corp	25,428
1,192		Medallion Financial Corp	11,229
2,076	e*	Mercadolibre, Inc	71,601
825	*	Mitcham Industries, Inc	14,091
1,264	e	Nelnet, Inc (Class A)	14,195
965	e*	NewStar Financial, Inc	5,703
1,747	e	NGP Capital Resources Co	26,921
5,863	e*	Ocwen Financial Corp	27,263
1,325	e	Patriot Capital Funding, Inc	8,281
3,898	*	PHH Corp	59,834

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
38,039	*	SLM Corp	$736,055
293		Student Loan Corp	28,737
20,584		Textron, Inc	986,591
5,000	e*	thinkorswim Group, Inc	35,250
310	e	TICC Capital Corp	1,693
3	e*	TICC Capital Corp	-
1,438	e*	World Acceptance Corp	48,417
		TOTAL NONDEPOSITORY INSTITUTIONS	10,827,284

NONMETALLIC MINERALS, EXCEPT FUELS - 0.07%
2,631	e	AMCOL International Corp	74,878
2,669		Compass Minerals International, Inc	215,015
3,975	e*	General Moly, Inc	31,283
8,709	e	Vulcan Materials Co	520,624
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	841,800

OIL AND GAS EXTRACTION - 5.25%
3,365	*	Abraxas Petroleum Corp	18,205
38,012		Anadarko Petroleum Corp	2,844,818
676	e	APCO Argentina, Inc	19,570
746	*	Approach Resources, Inc	19,985
2,784	*	Arena Resources, Inc	147,051
2,974		Atlas America, Inc	134,001
2,259	*	ATP Oil & Gas Corp	89,163
2,289	*	Atwood Oceanics, Inc	284,614
25,203		Baker Hughes, Inc	2,201,230
3,357	*	Basic Energy Services, Inc	105,746
3,401		Berry Petroleum Co (Class A)	200,251
2,998	*	Bill Barrett Corp	178,111
24,364		BJ Services Co	778,186
3,062	*	BMB Munai, Inc	18,188
1,611	e*	Bois d'Arc Energy, Inc	39,163
3,760	e*	Brigham Exploration Co	59,521
1,640	e*	Bronco Drilling Co, Inc	30,143
3,928	e*	Cal Dive International, Inc	56,131
1,403	e*	Callon Petroleum Co	38,386
17,786	*	Cameron International Corp	984,455
3,112	*	Cano Petroleum, Inc	24,709
2,238	*	Carrizo Oil & Gas, Inc	152,385
3,680	e*	Cheniere Energy, Inc	16,082
44,043	e	Chesapeake Energy Corp	2,905,076
6,790		Cimarex Energy Co	473,059
445	e*	Clayton Williams Energy, Inc	48,928
2,252	*	CNX Gas Corp	94,674
3,961	*	Complete Production Services, Inc	144,260
3,703	*	Comstock Resources, Inc	312,644
4,077	*	Concho Resources, Inc	152,072
1,277	e*	Contango Oil & Gas Co	118,659
2,499	e*	Continental Resources, Inc	173,231
616	e*	Dawson Geophysical Co	36,627
5,491	e*	Delta Petroleum Corp	140,130
20,097	*	Denbury Resources, Inc	733,541
5,628		Diamond Offshore Drilling, Inc	783,080
668	*	Double Eagle Petroleum Co	12,178

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
4,326	*	Encore Acquisition Co	$325,272
9,303	*	Endeavour International Corp	20,188
2,414	*	Energy Partners Ltd	36,017
5,767	*	Energy XXI Bermuda Ltd	39,908
11,806		ENSCO International, Inc	953,216
10,703		Equitable Resources, Inc	739,149
6,108	e*	EXCO Resources, Inc	225,446
5,295	e*	Exterran Holdings, Inc	378,540
7,191	*	Forest Oil Corp	535,730
2,564	e*	FX Energy, Inc	13,512
7,722	*	Gasco Energy, Inc	32,046
5,057	e*	GeoGlobal Resources, Inc	10,771
504	*	Geokinetics, Inc	9,127
1,491	*	Geomet, Inc	14,135
9,461	*	Global Industries Ltd	169,636
1,138	*	GMX Resources, Inc	84,326
1,789	e*	Goodrich Petroleum Corp	148,344
13,526	e	Grey Wolf, Inc	122,140
2,151	*	Gulfport Energy Corp	35,427
71,385		Halliburton Co	3,788,402
3,621	e*	Harvest Natural Resources, Inc	40,048
710	e	Kayne Anderson Energy Development Co	16,295
7,245	*	Helix Energy Solutions Group, Inc	301,682
8,429		Helmerich & Payne, Inc	607,057
7,133	*	Hercules Offshore, Inc	271,197
1,275	*	Houston American Energy Corp	14,306
10,233	*	Key Energy Services, Inc	198,725
7,211	e*	Mariner Energy, Inc	266,591
3,931	e*	McMoRan Exploration Co	108,181
9,213	*	Meridian Resource Corp	27,178
23,046	e*	Nabors Industries Ltd	1,134,555
33,906	*	National Oilwell Varco, Inc	3,008,140
8,709	e*	Newpark Resources, Inc	68,453
21,820		Noble Corp	1,417,427
1,623	*	Northern Oil And Gas, Inc	21,553
4,512	*	Oceaneering International, Inc	347,650
14,732	e*	Oilsands Quest, Inc	95,758
611		Panhandle Oil and Gas, Inc	20,688
3,901	*	Parallel Petroleum Corp	78,527
8,740	e*	Parker Drilling Co	87,487
12,819	e	Patterson-UTI Energy, Inc	461,997
3,324		Penn Virginia Corp	250,696
416	m,v*	Petrocorp, Inc	-
17,730	*	PetroHawk Energy Corp	821,076
1,462	*	Petroleum Development Corp	97,208
3,247	e*	Petroquest Energy, Inc	87,344
4,643	*	Pioneer Drilling Co	87,335
9,786		Pioneer Natural Resources Co	766,048
8,797	*	Plains Exploration & Production Co	641,917
13,519	*	Pride International, Inc	639,314
1,600	*	Quest Resource Corp	18,256
8,202	e*	Quicksilver Resources, Inc	316,925
3,028	*	RAM Energy Resources, Inc	19,076
12,582		Range Resources Corp	824,624

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
2,180	e*	Rex Energy Corp	$57,552
8,984		Rowan Cos, Inc	420,002
2,562	e	RPC, Inc	43,042
97,636		Schlumberger Ltd	10,489,035
1,932	e*	SEACOR Holdings, Inc	172,933
16,345		Smith International, Inc	1,358,923
27,982	*	Southwestern Energy Co	1,332,223
5,027		St. Mary Land & Exploration Co	324,945
2,317	*	Stone Energy Corp	152,713
8,618	e*	Sulphco, Inc	19,563
6,478	*	Superior Energy Services	357,197
1,628	e*	Superior Well Services, Inc	51,624
2,664	*	Swift Energy Co	175,984
6,751	e*	Tetra Technologies, Inc	160,066
4,279	e	Tidewater, Inc	278,263
1,946	e*	Toreador Resources Corp	16,599
25,945		Transocean, Inc	3,953,759
1,429	e*	Trico Marine Services, Inc	52,044
1,902	*	Tri-Valley Corp	14,132
3,774	e*	TXCO Resources, Inc	44,382
1,041	*	Union Drilling, Inc	22,569
3,946	*	Unit Corp	327,400
3,845	e*	Vaalco Energy, Inc	32,567
1,659	*	Venoco, Inc	38,505
2,427	e	W&T Offshore, Inc	142,004
5,521	*	Warren Resources, Inc	81,048
55,458	*	Weatherford International Ltd	2,750,162
2,531	*	W-H Energy Services, Inc	242,318
3,425	*	Whiting Petroleum Corp	363,324
3,179	*	Willbros Group, Inc	139,272
41,564		XTO Energy, Inc	2,847,550
		TOTAL OIL AND GAS EXTRACTION	61,874,599

PAPER AND ALLIED PRODUCTS - 0.41%
5,337	e	AbitibiBowater, Inc	49,794
8,135	e	Bemis Co	182,387
2,336	*	Buckeye Technologies, Inc	19,763
3,976	e*	Cenveo, Inc	38,845
38,287	*	Domtar Corporation	208,664
3,112		Glatfelter	42,043
11,931	e*	Graphic Packaging Holding Co	24,101
2,721		Greif, Inc (Class A)	174,226
35,261		International Paper Co	821,581
34,249		Kimberly-Clark Corp	2,047,405
14,378	e	MeadWestvaco Corp	342,771
5,591	e*	Mercer International, Inc	41,821
1,091		Neenah Paper, Inc	18,231
8,309		Packaging Corp of America	178,727
3,548		Rock-Tenn Co (Class A)	106,404
1,100		Schweitzer-Mauduit International, Inc	18,535
21,789	*	Smurfit-Stone Container Corp	88,681
8,082		Sonoco Products Co	250,138
8,911	e	Temple-Inland, Inc	100,427

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
3,238	e	Wausau Paper Corp	$24,965
		TOTAL PAPER AND ALLIED PRODUCTS	4,779,509

PERSONAL SERVICES - 0.14%
601		Angelica Corp	12,783
10,956		Cintas Corp	290,444
2,416	*	Coinstar, Inc	79,027
2,089	e	G & K Services, Inc (Class A)	63,631
26,422		H&R Block, Inc	565,431
2,460	e	Jackson Hewitt Tax Service, Inc	30,061
3,440		Regis Corp	90,644
8,257	e*	Sally Beauty Holdings, Inc	53,340
21,386		Service Corp International	210,866
1,231	*	Steiner Leisure Ltd	34,899
1,120		Unifirst Corp	50,019
3,142	e	Weight Watchers International, Inc	111,887
		TOTAL PERSONAL SERVICES	1,593,032

PETROLEUM AND COAL PRODUCTS - 8.28%
1,047	e	Alon USA Energy, Inc	12,522
3,015	*	American Oil & Gas, Inc	11,819
27,300		Apache Corp	3,794,700
4,890		Ashland, Inc	235,698
8,010		Cabot Oil & Gas Corp	542,517
169,256		Chevron Corp	16,778,347
126,226		ConocoPhillips	11,914,472
1,500	*	CVR Energy, Inc	28,875
440		Delek US Holdings, Inc	4,052
36,515		Devon Energy Corp	4,387,643
20,316		EOG Resources, Inc	2,665,459
432,601		Exxon Mobil Corp	38,125,126
8,621		Frontier Oil Corp	206,128
7,767	*	Gran Tierra Energy, Inc	61,903
3,218	e*	Headwaters, Inc	37,876
22,975		Hess Corp	2,899,215
3,598		Holly Corp	132,838
57,927		Marathon Oil Corp	3,004,673
15,440		Murphy Oil Corp	1,513,892
10,702	*	Newfield Exploration Co	698,306
13,890		Noble Energy, Inc	1,396,779
67,165		Occidental Petroleum Corp	6,035,447
834		Quaker Chemical Corp	22,234
7,520	e*	SandRidge Energy, Inc	485,642
9,574	e	Sunoco, Inc	389,566
11,252	e	Tesoro Corp	222,452
43,246		Valero Energy Corp	1,780,870
1,308	e	WD-40 Co	38,259
1,978	e	Western Refining, Inc	23,420
		TOTAL PETROLEUM AND COAL PRODUCTS	97,450,730

PIPELINES, EXCEPT NATURAL GAS - 0.13%
52,009		Spectra Energy Corp	1,494,739
		TOTAL PIPELINES, EXCEPT NATURAL GAS	1,494,739

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
PRIMARY METAL INDUSTRIES - 1.22%
9,168		AK Steel Holding Corp	$632,592
66,935		Alcoa, Inc	2,384,225
8,196	e	Allegheny Technologies, Inc	485,859
3,666	e	Belden CDT, Inc	124,204
1,752	e*	Brush Engineered Materials, Inc	42,784
3,808		Carpenter Technology Corp	166,219
2,429	e*	Century Aluminum Co	161,504
637	e*	Coleman Cable, Inc	6,574
5,711	e*	CommScope, Inc	301,369
128,808		Corning, Inc	2,969,024
1,929	e	Encore Wire Corp	40,876
1,803	e*	Esmark, Inc	34,473
1,161	*	Fushi Copperweld, Inc	27,551
4,165	*	General Cable Corp	253,440
870	*	General Steel Holdings, Inc	13,676
1,509	e	Gibraltar Industries, Inc	24,099
1,264	e*	Haynes International, Inc	72,743
2,812	*	Horsehead Holding Corp	34,194
4,765		Hubbell, Inc (Class B)	189,981
1,309	e*	LB Foster Co (Class A)	43,459
2,544		Matthews International Corp (Class A)	115,141
1,995	*	Metalico, Inc	34,952
3,036		Mueller Industries, Inc	97,759
639	e*	Northwest Pipe Co	35,656
25,749		Nucor Corp	1,922,678
735		Olympic Steel, Inc	55,801
11,115		Precision Castparts Corp	1,071,153
1,766	e*	RTI International Metals, Inc	62,905
1,808		Schnitzer Steel Industries, Inc (Class A)	207,197
13,725	e	Steel Dynamics, Inc	536,236
2,135	*	Superior Essex, Inc	95,285
2,048	e	Texas Industries, Inc	114,954
6,441	e	Titanium Metals Corp	90,110
1,985	e	Tredegar Corp	29,180
9,590		United States Steel Corp	1,772,040
475	e*	Universal Stainless & Alloy	17,594
4,916	e	Worthington Industries, Inc	100,778
		TOTAL PRIMARY METAL INDUSTRIES	14,368,265

PRINTING AND PUBLISHING - 0.37%
3,945	*	ACCO Brands Corp	44,302
1,334		AH Belo Corp (Class A)	7,604
3,989	e	American Greetings Corp (Class A)	49,224
6,671		Belo (A.H.) Corp (Class A)	48,765
2,149		Bowne & Co, Inc	27,400
1,830	*	China Information Security Technology, Inc	10,358
763	*	Consolidated Graphics, Inc	37,593
738	e	Courier Corp	14,819
509	e	CSS Industries, Inc	12,328
1,765	e*	Dolan Media Co	32,123
4,566		Dun & Bradstreet Corp	400,164
1,468	e	Ennis, Inc	22,974
7,522	e*	EW Scripps Co (Class A)	312,464
18,735	e	Gannett Co, Inc	405,987

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
1,340	e	GateHouse Media, Inc	$3,297
4,449	e	Harte-Hanks, Inc	50,941
3,702		John Wiley & Sons, Inc (Class A)	166,701
2,531	e	Journal Communications, Inc (Class A)	12,199
3,120	e	Lee Enterprises, Inc	12,449
1,457	e*	Martha Stewart Living Omnimedia, Inc (Class A)	10,782
3,476	e	McClatchy Co (Class A)	23,567
26,115		McGraw-Hill Cos, Inc	1,047,734
1,419		Media General, Inc (Class A)	16,957
3,925	e	Meredith Corp	111,038
3,596	*	MSCI, Inc	130,499
612	e	Multi-Color Corp	12,846
11,647	e	New York Times Co (Class A)	179,247
1,525	e*	Playboy Enterprises, Inc (Class B)	7,534
2,317	*	Presstek, Inc	11,492
3,226	e	Primedia, Inc	15,033
8,895	e*	R.H. Donnelley Corp	26,685
17,272		R.R. Donnelley & Sons Co	512,806
864		Schawk, Inc	10,359
2,978	e	Scholastic Corp	85,350
1,098	e	Standard Register Co	10,354
3,433	e*	Valassis Communications, Inc	42,981
3,805	e*	VistaPrint Ltd	101,822
497		Washington Post Co (Class B)	291,689
		TOTAL PRINTING AND PUBLISHING	4,320,467

RAILROAD TRANSPORTATION - 0.84%
23,035		Burlington Northern Santa Fe Corp	2,300,966
32,823		CSX Corp	2,061,613
2,561	*	Genesee & Wyoming, Inc (Class A)	87,125
6,303	*	Kansas City Southern Industries, Inc	277,269
30,744		Norfolk Southern Corp	1,926,726
42,286		Union Pacific Corp	3,192,593
		TOTAL RAILROAD TRANSPORTATION	9,846,292

REAL ESTATE - 0.09%
14,074	e*	CB Richard Ellis Group, Inc (Class A)	270,221
406	e	Consolidated-Tomoka Land Co	17,076
2,600	e	DuPont Fabros Technology, Inc	48,464
6,043	e	Forest City Enterprises, Inc (Class A)	194,705
2,565	e*	Forestar Real Estate Group, Inc	48,863
691	e*	FX Real Estate and Entertainment, Inc	1,313
7,117		Grubb & Ellis Co	27,400
2,690		Jones Lang LaSalle, Inc	161,911
1,976	e*	LoopNet, Inc	22,329
7,434	e	St. Joe Co	255,135
6,488	e	Stewart Enterprises, Inc (Class A)	46,714
527	*	Stratus Properties, Inc	9,165
1,745		Thomas Properties Group, Inc	17,171
		TOTAL REAL ESTATE	1,120,467

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.29%
485	e*	AEP Industries, Inc	8,424
4,612	e	Cooper Tire & Rubber Co	36,158

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
1,108	*	Deckers Outdoor Corp	$154,233
19,617	*	Goodyear Tire & Rubber Co	349,771
1,047	e*	Metabolix, Inc	10,261
22,309		Newell Rubbermaid, Inc	374,568
28,816		Nike, Inc (Class B)	1,717,722
2,302		Schulman (A.), Inc	53,015
13,076		Sealed Air Corp	248,575
2,714	*	Skechers U.S.A., Inc (Class A)	53,628
2,697		Spartech Corp	25,433
2,058	e	Titan International, Inc	73,306
679	e*	Trex Co, Inc	7,965
4,822		Tupperware Corp	165,009
2,789	e	West Pharmaceutical Services, Inc	120,708
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	3,398,776

SECURITY AND COMMODITY BROKERS - 2.31%
18,361		Ameriprise Financial, Inc	746,742
1,473	e	BlackRock, Inc	260,721
11,484		Broadridge Financial Solutions, Inc	241,738
1,550	e	Calamos Asset Management, Inc (Class A)	26,397
77,239		Charles Schwab Corp	1,586,489
4,475	*	CME Group, Inc	1,714,775
1,263	e	Cohen & Steers, Inc	32,800
9,932	*	Corrections Corp of America	272,832
162	*	Diamond Hill Investment Group, Inc	13,527
1,280	*	Duff & Phelps Corp	21,197
35,072	e*	E*Trade Financial Corp	110,126
8,382		Eaton Vance Corp	333,268
628	e	Evercore Partners, Inc (Class A)	5,966
2,000	e*	FBR Capital Markets Corp	10,060
1,864	e*	FCStone Group, Inc	52,062
7,130		Federated Investors, Inc (Class B)	245,415
12,794		Franklin Resources, Inc	1,172,570
465	e	GAMCO Investors, Inc (Class A)	23,073
4,668	e	GFI Group, Inc	42,059
32,259		Goldman Sachs Group, Inc	5,642,099
1,525	e	Greenhill & Co, Inc	82,137
3,331	e*	Interactive Brokers Group, Inc (Class A)	107,025
5,780	*	IntercontinentalExchange, Inc	658,920
32,501		Invesco Ltd	779,374
3,758	*	Investment Technology Group, Inc	125,743
13,643		Janus Capital Group, Inc	361,130
10,290	e	Jefferies Group, Inc	173,078
2,123	e*	KBW, Inc	43,691
7,726	*	Knight Capital Group, Inc (Class A)	138,913
8,719	e*	LaBranche & Co, Inc	61,731
7,157	e*	Ladenburg Thalmann Financial Services, Inc	10,807
4,291		Lazard Ltd (Class A)	146,538
11,367		Legg Mason, Inc	495,260
44,833	e	Lehman Brothers Holdings, Inc	888,142
2,236	e*	MarketAxess Holdings, Inc	16,904
80,305		Merrill Lynch & Co, Inc	2,546,471
7,330	e*	MF Global Ltd	46,252
90,292		Morgan Stanley	3,256,832

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
1,322	e*	Morningstar, Inc	$95,224
11,082	e*	Nasdaq Stock Market, Inc	294,227
7,752	e	Nymex Holdings, Inc	654,889
21,698		NYSE Euronext	1,099,221
3,186	e	optionsXpress Holdings, Inc	71,175
940	e*	Penson Worldwide, Inc	11,233
1,448	e*	Piper Jaffray Cos	42,470
7,603	e	Raymond James Financial, Inc	200,643
730	e	Sanders Morris Harris Group, Inc	4,949
11,037		SEI Investments Co	259,590
1,626	*	Stifel Financial Corp	55,918
1,369	e	SWS Group, Inc	22,739
21,508		T Rowe Price Group, Inc	1,214,557
19,871	*	TD Ameritrade Holding Corp	359,466
1,572	e*	Thomas Weisel Partners Group, Inc	8,599
834	e	US Global Investors, Inc (Class A)	13,970
39		Value Line, Inc	1,297
7,106		Waddell & Reed Financial, Inc (Class A)	248,781
440		Westwood Holdings Group, Inc	17,512
		TOTAL SECURITY AND COMMODITY BROKERS	27,169,324

SOCIAL SERVICES - 0.01%
1,459	e*	Capital Senior Living Corp	11,001
889	e*	Providence Service Corp	18,767
1,945	*	Res-Care, Inc	34,582
		TOTAL SOCIAL SERVICES	64,350

SPECIAL TRADE CONTRACTORS - 0.08%
336	e	Alico, Inc	11,646
2,239	*	AsiaInfo Holdings, Inc	26,465
1,767	e	Chemed Corp	64,690
3,012		Comfort Systems USA, Inc	40,481
4,077	*	Dycom Industries, Inc	59,198
5,364	*	EMCOR Group, Inc	153,035
1,805	e*	Insituform Technologies, Inc (Class A)	27,490
1,031	e*	Integrated Electrical Services, Inc	17,733
1,410	e*	Layne Christensen Co	61,744
13,886	*	Quanta Services, Inc	461,987
		TOTAL SPECIAL TRADE CONTRACTORS	924,469

STONE, CLAY, AND GLASS PRODUCTS - 0.46%
57,630		3M Co	4,010,472
2,382	e	Apogee Enterprises, Inc	38,493
2,375	e*	Cabot Microelectronics Corp	78,731
1,956	e	CARBO Ceramics, Inc	114,133
3,422	e	Eagle Materials, Inc	86,679
12,021		Gentex Corp	173,583
1,024	e	Libbey, Inc	7,619
6,246	e*	Owens Corning, Inc	142,097
13,571	*	Owens-Illinois, Inc	565,775
5,438	e*	US Concrete, Inc	25,885
5,506	e*	USG Corp	162,812
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	5,406,279

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
TEXTILE MILL PRODUCTS - 0.00%**
988	e	Oxford Industries, Inc	$18,920
1,030	e*	Xerium Technologies, Inc	4,079
		TOTAL TEXTILE MILL PRODUCTS	22,999

TOBACCO PRODUCTS - 1.17%
171,391		Altria Group, Inc	3,523,799
13,939	*	Lorillard, Inc	964,021
172,322		Philip Morris International, Inc	8,511,034
2,323	e	Universal Corp	105,046
12,103		UST, Inc	660,945
2,667	e	Vector Group Ltd	43,019
		TOTAL TOBACCO PRODUCTS	13,807,864

TRANSPORTATION BY AIR - 0.32%
1,158	e*	Air Methods Corp	28,950
7,375	e*	Airtran Holdings, Inc	15,045
2,676	e*	Alaska Air Group, Inc	41,050
1,100	*	Allegiant Travel Co	20,449
21,488	e*	AMR Corp	110,019
1,128	*	Atlas Air Worldwide Holdings, Inc	55,791
1,954	*	Bristow Group, Inc	96,703
7,366	e*	Continental Airlines, Inc (Class B)	74,470
2,441	e	Copa Holdings S.A. (Class A)	68,737
24,088	*	Delta Air Lines, Inc	137,302
25,005		FedEx Corp	1,970,144
3,288	*	Hawaiian Holdings, Inc	22,852
15,904	e*	JetBlue Airways Corp	59,322
21,437	*	Northwest Airlines Corp	142,770
922	e*	PHI, Inc	37,037
2,859	*	Republic Airways Holdings, Inc	24,759
5,499	e	Skywest, Inc	69,562
58,701		Southwest Airlines Co	765,461
10,718	e	UAL Corp	55,948
6,653	e*	US Airways Group, Inc	16,633
		TOTAL TRANSPORTATION BY AIR	3,813,004

TRANSPORTATION EQUIPMENT - 2.20%
2,020	e	A.O. Smith Corp	66,317
3,346	e*	AAR Corp	45,271
1,900	e*	Accuride Corp	8,075
1,480	e*	Aerovironment, Inc	40,226
3,270	e	American Axle & Manufacturing Holdings, Inc	26,127
668	e	American Railcar Industries, Inc	11,209
1,552	e*	Amerigon, Inc	11,035
6,046	e	ArvinMeritor, Inc	75,454
1,854	*	ATC Technology Corp	43,161
5,942		Autoliv, Inc	277,016
7,275	*	BE Aerospace, Inc	169,435
61,490		Boeing Co	4,041,123
6,439	e	Brunswick Corp	68,253
4,188		Clarcor, Inc	146,999
1,776	e*	Cogo Group, Inc	16,179
8,123	*	Dana Holding Corp	43,458

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
869		Ducommun, Inc	$19,952
3,326	e	Federal Signal Corp	39,912
9,703	e*	Fleetwood Enterprises, Inc	25,422
6,538	e*	Force Protection, Inc	21,641
176,514	e*	Ford Motor Co	849,032
872	e	Freightcar America, Inc	30,956
1,005	*	Fuel Systems Solutions, Inc	38,693
4,586	e*	GenCorp, Inc	32,836
32,610		General Dynamics Corp	2,745,762
39,447	e	General Motors Corp	453,641
691	e*	GenTek, Inc	18,581
13,405		Genuine Parts Co	531,910
10,128		Goodrich Corp	480,675
908	e	Greenbrier Cos, Inc	18,433
1,661	e	Group 1 Automotive, Inc	33,004
19,343	e	Harley-Davidson, Inc	701,377
6,942		Harsco Corp	377,714
14,118	e*	Hayes Lemmerz International, Inc	40,095
2,398	e	Heico Corp	78,031
1,815		Kaman Corp	41,310
728	*	LMI Aerospace, Inc	12,791
26,908		Lockheed Martin Corp	2,654,743
27,987		Northrop Grumman Corp	1,872,330
5,052	*	Orbital Sciences Corp	119,025
6,187		Oshkosh Truck Corp	128,009
29,947		Paccar, Inc	1,252,683
10,406	*	Pactiv Corp	220,919
2,600	e	Polaris Industries, Inc	104,988
34,611		Raytheon Co	1,947,907
2,358	e	Spartan Motors, Inc	17,614
8,162	*	Spirit Aerosystems Holdings, Inc (Class A)	156,547
1,529	e	Superior Industries International, Inc	25,810
4,114	e*	Tenneco, Inc	55,662
2,904	e	Thor Industries, Inc	61,739
2,554	e*	TransDigm Group, Inc	85,789
6,428	e	Trinity Industries, Inc	222,987
1,523	e	Triumph Group, Inc	71,733
3,634	*	TRW Automotive Holdings Corp	67,120
79,640		United Technologies Corp	4,913,883
10,912	e*	Visteon Corp	28,699
4,482	e	Wabash National Corp	33,884
3,975		Westinghouse Air Brake Technologies Corp	193,265
2,357	e	Winnebago Industries, Inc	24,018
		TOTAL TRANSPORTATION EQUIPMENT	25,940,460

TRANSPORTATION SERVICES - 0.19%
1,389	e	Ambassadors Group, Inc	20,724
13,680		CH Robinson Worldwide, Inc	750,211
848	*	Dynamex, Inc	22,735
17,403		Expeditors International Washington, Inc	748,329
4,030		GATX Corp	178,650
3,009	*	HUB Group, Inc (Class A)	102,697
5,211	*	Lear Corp	73,892
2,400	e*	Orbitz Worldwide, Inc	12,024

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
2,524	e	Pacer International, Inc	$54,291
3,469	e	Ship Finance International Ltd	102,440
8,773		UTI Worldwide, Inc	175,021
		TOTAL TRANSPORTATION SERVICES	2,241,014

TRUCKING AND WAREHOUSING - 0.39%
1,783	e	Arkansas Best Corp	65,329
1,550	*	Celadon Group, Inc	15,485
3,863		Con-way, Inc	182,565
2,398	e	Forward Air Corp	82,971
5,832	e	Heartland Express, Inc	86,955
6,690	e	J.B. Hunt Transport Services, Inc	222,643
4,495		Landstar System, Inc	248,214
868	*	Marten Transport Ltd	13,862
2,240	e*	Old Dominion Freight Line	67,245
1,124	*	Saia, Inc	12,274
55,964		United Parcel Service, Inc (Class B)	3,440,107
394	e*	Universal Truckload Services, Inc	8,676
3,306	e	Werner Enterprises, Inc	61,425
5,165	e*	YRC Worldwide, Inc	76,804
		TOTAL TRUCKING AND WAREHOUSING	4,584,555

WATER TRANSPORTATION - 0.28%
3,677	e	Alexander & Baldwin, Inc	167,487
4,816	e*	American Commercial Lines, Inc	52,639
985	e	Arlington Tankers Ltd	22,872
35,290		Carnival Corp	1,163,158
3,230		DHT Maritime, Inc	32,397
3,900	e	Eagle Bulk Shipping, Inc	115,323
3,883	e	Frontline Ltd	270,956
1,728	e	Genco Shipping & Trading Ltd	112,666
2,091	e	General Maritime Corp	54,324
2,545	e	Golar LNG Ltd	39,422
1,828	*	Gulfmark Offshore, Inc	106,353
2,450	e	Horizon Lines, Inc (Class A)	24,377
2,095	e*	Hornbeck Offshore Services, Inc	118,388
488	*	International Shipholding Corp	11,439
4,321	*	Kirby Corp	207,408
1,231		Knightsbridge Tankers Ltd	39,651
2,799	e	Nordic American Tanker Shipping	108,657
2,912	e*	Odyssey Marine Exploration, Inc	11,532
2,001	e	Overseas Shipholding Group, Inc	159,119
11,003	e	Royal Caribbean Cruises Ltd	247,237
810	e*	TBS International Ltd (Class A)	32,360
3,285	e	Teekay Corp	148,416
1,000	e	Teekay Tankers Ltd	23,210
2,606	e*	Ultrapetrol Bahamas Ltd	32,862
		TOTAL WATER TRANSPORTATION	3,302,253

WHOLESALE TRADE-DURABLE GOODS - 0.37%
2,311	e	Agilysys, Inc	26,207
4,008		Applied Industrial Technologies, Inc	96,873
9,621	*	Arrow Electronics, Inc	295,557
3,898	e	Barnes Group, Inc	90,005

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
2,934	e*	Beacon Roofing Supply, Inc	$31,130
9,594		BorgWarner, Inc	425,782
990		Castle (A.M.) & Co	28,324
917	*	Chindex International, Inc	13,452
2,919	e*	Conceptus, Inc	53,972
1,647	*	DemandTec, Inc	12,369
1,588	*	Digi International, Inc	12,466
1,510	e*	Drew Industries, Inc	24,085
1,377	e*	Hansen Medical, Inc	23,023
1,040	e	Houston Wire & Cable Co	20,696
7,507		IKON Office Solutions, Inc	84,679
13,744	*	Ingram Micro, Inc (Class A)	243,956
4,534	*	Insight Enterprises, Inc	53,184
2,838	*	Interline Brands, Inc	45,209
4,680	e	Knight Transportation, Inc	85,644
299	e	Lawson Products, Inc	7,409
11,078	*	LKQ Corp	200,179
3,302	e	Martin Marietta Materials, Inc	342,054
1,200	*	MedAssets, Inc	20,460
847	*	MWI Veterinary Supply, Inc	28,044
3,496	e	Owens & Minor, Inc	159,732
10,538	*	Patterson Cos, Inc	309,712
3,421	e	PEP Boys-Manny Moe & Jack	29,831
3,769	e	Pool Corp	66,938
5,703	*	PSS World Medical, Inc	92,959
5,139		Reliance Steel & Aluminum Co	396,166
4,210	*	Solera Holdings, Inc	116,449
4,235	*	Tech Data Corp	143,524
593	*	Titan Machinery, Inc	18,573
3,352	e*	TomoTherapy, Inc	29,933
3,578	e*	Tyler Technologies, Inc	48,553
6,048		W.W. Grainger, Inc	494,727
3,476	*	WESCO International, Inc	139,179
		TOTAL WHOLESALE TRADE-DURABLE GOODS	4,311,035

WHOLESALE TRADE-NONDURABLE GOODS - 0.57%
2,028		Aceto Corp	15,494
6,695		Airgas, Inc	390,921
2,989	e*	Akorn, Inc	9,894
8,136	e*	Alliance One International, Inc	41,575
5,621	e	Allscripts Healthcare Solutions, Inc	69,757
1,516	e	Andersons, Inc	61,716
4,979	e*	Bare Escentuals, Inc	93,257
1,986	e*	BMP Sunstone Corp	11,320
6,810		Brown-Forman Corp (Class B)	514,632
29,197		Cardinal Health, Inc	1,505,981
3,097	*	Central European Distribution Corp	229,643
667	e*	Core-Mark Holding Co, Inc	17,475
11,100	*	Dean Foods Co	217,782
10,376	*	Endo Pharmaceuticals Holdings, Inc	250,995
3,422	e*	Fresh Del Monte Produce, Inc	80,657
1,632	e*	Green Mountain Coffee Roasters, Inc	61,314
3,462	e*	Hain Celestial Group, Inc	81,288
7,558	*	Henry Schein, Inc	389,766

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
5,319	e	Herbalife Ltd	$206,111
11,952	e	Idearc, Inc	28,087
669	e	Kenneth Cole Productions, Inc (Class A)	8,496
1,677	e	K-Swiss, Inc (Class A)	24,652
1,070	*	LSB Industries, Inc	21,186
136	e*	Maui Land & Pineapple Co, Inc	4,005
4,634	e	Men's Wearhouse, Inc	75,488
1,840	e	Myers Industries, Inc	14,996
816	e	Nash Finch Co	27,964
5,040		Nu Skin Enterprises, Inc (Class A)	75,197
887	*	Perry Ellis International, Inc	18,822
1,699	e*	School Specialty, Inc	50,511
1,784		Spartan Stores, Inc	41,032
856	*	Synutra International, Inc	27,666
49,150		Sysco Corp	1,352,117
7,378		Terra Industries, Inc	364,104
2,710	e*	Tractor Supply Co	78,698
3,635	e*	United Natural Foods, Inc	70,810
2,146	*	United Stationers, Inc	79,295
356	e	Valhi, Inc	9,701
1,324	e*	Volcom, Inc	31,683
1,682	e	Zep, Inc	25,028
1,463	*	Zhongpin, Inc	18,288
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	6,697,404

		TOTAL COMMON STOCKS	1,155,276,851
		(Cost $979,967,308)

SHORT TERM INVESTMENTS - 11.91%

PRINCIPAL		ISSUER

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 1.66%
$ 19,540,000		Federal Home Loan Bank Discount Notes, 0.000%, 07/01/08	19,540,000
			19,540,000

SHARES		COMPANY

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 10.25%
120,700,364		State Street Navigator Securities Lending Prime Portfolio	120,700,364
			120,700,364
		TOTAL SHORT-TERM INVESTMENTS	140,240,364
		(Cost $140,240,364)

		TOTAL PORTFOLIO - 110.01%	1,295,517,215
		(Cost $1,120,207,672)

		OTHER ASSETS & LIABILITIES, NET - (10.01)%	(117,873,257)

		NET ASSETS - 100.00%	$1,177,643,958

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

The following abbreviations are used in portfolio descriptions:
REIT - Real Estate Investment Trust

*	Non-income producing
**	Percentage represents less than 0.01%.
d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts in the amount of $2,376,864.
e	All or a portion of these securities are out on loan
m	Indicates a security that has been deemed illiquid.
v	Security valued at fair value.

At June 30, 2008, the unrealized appreciation on investments was $175,309,543, consisting of gross unrealized appreciation of $304,666,832 and gross unrealized depreciation of $129,357,289.

OPEN FUTURES	NUMBER OF	MARKET	EXPIRATION	UNREALIZED
CONTRACTS:	CONTRACTS	VALUE	DATE	(DEPRECIATION)

E-mini S&P 500 Index	235	$ 15,052,925	September 2008	$(523,371)
E-mini S&P 400 Index	24	1,970,880	September 2008	(69,176)
E-mini Russell 2000 Index	29	2,005,930	September 2008	(65,840)
				$(658,387)

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
S&P 500 INDEX FUND
STATEMENT OF INVESTMENTS (unaudited)
June 30, 2008

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.50%

AMUSEMENT AND RECREATION SERVICES - 0.52%
191,170		Walt Disney Co	$5,964,504
		TOTAL AMUSEMENT AND RECREATION SERVICES	5,964,504

APPAREL AND ACCESSORY STORES - 0.31%
8,900		Abercrombie & Fitch Co (Class A)	557,852
44,337		Gap, Inc	739,098
30,015	*	Kohl's Corp	1,201,801
30,870		Limited Brands, Inc	520,159
18,413	e	Nordstrom, Inc	557,914
		TOTAL APPAREL AND ACCESSORY STORES	3,576,824

APPAREL AND OTHER TEXTILE PRODUCTS - 0.11%
8,603		Jones Apparel Group, Inc	118,291
11,126	e	Liz Claiborne, Inc	157,433
5,380	e	Polo Ralph Lauren Corp	337,756
8,973		VF Corp	638,698
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	1,252,178

AUTO REPAIR, SERVICES AND PARKING - 0.04%
5,810		Ryder System, Inc	400,193
		TOTAL AUTO REPAIR, SERVICES AND PARKING	400,193

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.06%
12,820	e*	Autonation, Inc	128,456
4,368	*	Autozone, Inc	528,572
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	657,028

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.62%
170,249		Home Depot, Inc	3,987,232
146,918		Lowe's Cos, Inc	3,048,548
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	7,035,780

BUSINESS SERVICES - 6.56%
53,363	*	Adobe Systems, Inc	2,101,969
9,992	*	Affiliated Computer Services, Inc (Class A)	534,472
17,500	e*	Akamai Technologies, Inc	608,825
22,734	*	Autodesk, Inc	768,637
51,999		Automatic Data Processing, Inc	2,178,758
19,094	*	BMC Software, Inc	687,384
39,168		CA, Inc	904,389
18,521	*	Citrix Systems, Inc	544,703
29,000	*	Cognizant Technology Solutions Corp (Class A)	942,790
15,806	*	Computer Sciences Corp	740,353
26,698	*	Compuware Corp	254,699
13,106	*	Convergys Corp	194,755

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
110,883	*	eBay, Inc	$3,030,432
31,709	*	Electronic Arts, Inc	1,408,831
50,450		Electronic Data Systems Corp	1,243,088
13,205		Equifax, Inc	443,952
20,500	*	Expedia, Inc	376,790
16,600		Fidelity National Information Services, Inc	612,706
16,595	*	Fiserv, Inc	752,915
23,266	*	Google, Inc (Class A)	12,247,688
18,817		IMS Health, Inc	438,436
47,401	*	Interpublic Group of Cos, Inc	407,649
31,764	*	Intuit, Inc	875,733
52,423	*	Juniper Networks, Inc	1,162,742
803,658	d	Microsoft Corp	22,108,632
11,892	*	Monster Worldwide, Inc	245,094
38,250	*	Novell, Inc	225,292
32,064		Omnicom Group, Inc	1,439,032
398,002	*	Oracle Corp	8,358,042
14,885		Robert Half International, Inc	356,793
79,398	*	Sun Microsystems, Inc	863,850
85,415	*	Symantec Corp	1,652,780
19,600		Total System Services, Inc	435,512
42,243	*	Unisys Corp	166,860
19,892	e*	VeriSign, Inc	751,918
49,261		Waste Management, Inc	1,857,632
138,040	*	Yahoo!, Inc	2,851,906
		TOTAL BUSINESS SERVICES	74,776,039

CHEMICALS AND ALLIED PRODUCTS - 9.86%
154,834		Abbott Laboratories	8,201,557
21,453		Air Products & Chemicals, Inc	2,120,844
109,237	*	Amgen, Inc	5,151,617
10,474		Avery Dennison Corp	460,123
42,836		Avon Products, Inc	1,542,953
10,837	*	Barr Pharmaceuticals, Inc	488,532
29,379	*	Biogen Idec, Inc	1,641,992
198,669		Bristol-Myers Squibb Co	4,078,675
13,764		Clorox Co	718,481
50,905		Colgate-Palmolive Co	3,517,535
93,323		Dow Chemical Co	3,257,906
90,373		Du Pont (E.I.) de Nemours & Co	3,876,098
7,516		Eastman Chemical Co	517,552
18,050		Ecolab, Inc	775,969
99,265		Eli Lilly & Co	4,582,072
11,427	e	Estee Lauder Cos (Class A)	530,784
31,036	*	Forest Laboratories, Inc	1,078,191
26,702	*	Genzyme Corp	1,923,078
92,544	*	Gilead Sciences, Inc	4,900,205
11,058		Hercules, Inc	187,212
16,876	*	Hospira, Inc	676,896
8,423		International Flavors & Fragrances, Inc	329,002
24,091	*	King Pharmaceuticals, Inc	252,233
215,391		Merck & Co, Inc	8,118,087
55,017		Monsanto Co	6,956,349
31,176	e	Mylan Laboratories, Inc	376,294

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
678,847		Pfizer, Inc	$11,859,457
16,628		PPG Industries, Inc	953,948
31,421		Praxair, Inc	2,961,115
306,314		Procter & Gamble Co	18,626,954
13,072		Rohm & Haas Co	607,064
162,748		Schering-Plough Corp	3,204,508
9,485	e	Sherwin-Williams Co	435,646
13,300		Sigma-Aldrich Corp	716,338
10,903	*	Watson Pharmaceuticals, Inc	296,235
133,737		Wyeth	6,414,027
		TOTAL CHEMICALS AND ALLIED PRODUCTS	112,335,529

COAL MINING - 0.46%
18,335		Consol Energy, Inc	2,060,304
8,084		Massey Energy Co	757,875
27,200		Peabody Energy Corp	2,394,960
		TOTAL COAL MINING	5,213,139

COMMUNICATIONS - 4.11%
39,800	*	American Tower Corp (Class A)	1,681,550
596,080		AT&T, Inc	20,081,935
11,191	*	CenturyTel, Inc	398,288
29,970	e	Citizens Communications Co	339,860
49,981		Clear Channel Communications, Inc	1,759,331
297,131		Comcast Corp (Class A)	5,636,575
71,300	*	DIRECTV Group, Inc	1,847,383
15,011		Embarq Corp	709,570
16,900	*	IAC/InterActiveCorp	325,832
152,937	e	Qwest Communications International, Inc	601,042
286,124		Sprint Nextel Corp	2,718,178
286,034		Verizon Communications, Inc	10,125,604
46,503	e	Windstream Corp	573,847
		TOTAL COMMUNICATIONS	46,798,995

DEPOSITORY INSTITUTIONS - 6.01%
446,847		Bank of America Corp	10,666,238
114,751		Bank of New York Mellon Corp	4,341,030
54,909	e	BB&T Corp	1,250,278
546,330		Citigroup, Inc	9,156,491
13,704	e	Comerica, Inc	351,234
57,664	e	Fifth Third Bancorp	587,020
18,723	e	First Horizon National Corp	139,112
52,100		Hudson City Bancorp, Inc	869,028
39,997	e	Huntington Bancshares, Inc	230,783
346,455		JPMorgan Chase & Co	11,886,871
46,122	e	Keycorp	506,420
7,906	e	M&T Bank Corp	557,689
25,086	e	Marshall & Ilsley Corp	384,568
78,726	e	National City Corp	375,523
19,153		Northern Trust Corp	1,313,321
34,717		PNC Financial Services Group, Inc	1,982,341
66,363	e	Regions Financial Corp	724,020
49,372	e	Sovereign Bancorp, Inc	363,378
42,790		State Street Corp	2,738,132

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
35,323		SunTrust Banks, Inc	$1,279,399
174,627		US Bancorp	4,870,347
214,561		Wachovia Corp	3,332,132
108,178	e	Washington Mutual, Inc	533,318
331,417		Wells Fargo & Co	7,871,154
74,223		Western Union Co	1,834,793
10,419	e	Zions Bancorporation	328,094
		TOTAL DEPOSITORY INSTITUTIONS	68,472,714

EATING AND DRINKING PLACES - 0.87%
14,269		Darden Restaurants, Inc	455,752
113,727		McDonald's Corp	6,393,732
73,055	*	Starbucks Corp	1,149,886
8,327		Wendy's International, Inc	226,661
47,554		Yum! Brands, Inc	1,668,670
		TOTAL EATING AND DRINKING PLACES	9,894,701

EDUCATIONAL SERVICES - 0.06%
14,280	*	Apollo Group, Inc (Class A)	632,033
		TOTAL EDUCATIONAL SERVICES	632,033

ELECTRIC, GAS, AND SANITARY SERVICES - 4.30%
67,427	*	AES Corp	1,295,273
17,046		Allegheny Energy, Inc	854,175
33,813	*	Allied Waste Industries, Inc	426,720
21,133		Ameren Corp	892,447
40,312		American Electric Power Co, Inc	1,621,752
31,878		Centerpoint Energy, Inc	511,642
22,565		CMS Energy Corp	336,218
27,292	e	Consolidated Edison, Inc	1,066,844
17,900		Constellation Energy Group, Inc	1,469,590
57,990		Dominion Resources, Inc	2,753,945
16,901		DTE Energy Co	717,278
126,930		Duke Energy Corp	2,206,043
45,758	*	Dynegy, Inc (Class A)	391,231
32,696		Edison International	1,679,920
70,490		El Paso Corp	1,532,453
19,179		Entergy Corp	2,310,686
65,815		Exelon Corp	5,920,717
30,562		FirstEnergy Corp	2,516,169
40,884		FPL Group, Inc	2,681,173
7,976	e	Integrys Energy Group, Inc	405,420
4,870	e	Nicor, Inc	207,413
27,539		NiSource, Inc	493,499
19,800		Pepco Holdings, Inc	507,870
35,786		PG&E Corp	1,420,346
10,562		Pinnacle West Capital Corp	324,993
37,439		PPL Corp	1,956,937
26,141		Progress Energy, Inc	1,093,478
51,016		Public Service Enterprise Group, Inc	2,343,165
17,400		Questar Corp	1,236,096
25,790		Sempra Energy	1,455,846
76,948		Southern Co	2,687,024
21,139	e	TECO Energy, Inc	454,277

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
58,633		Williams Cos, Inc	$2,363,496
43,195		Xcel Energy, Inc	866,924
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	49,001,060

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 6.50%
62,039	e*	Advanced Micro Devices, Inc	361,687
30,097		Altera Corp	623,008
29,089		Analog Devices, Inc	924,158
88,461	*	Apple Computer, Inc	14,811,910
44,880	*	Broadcom Corp (Class A)	1,224,775
8,158	e*	Ciena Corp	189,021
592,718	*	Cisco Systems, Inc	13,786,621
17,460		Cooper Industries Ltd (Class A)	689,670
16,488		Eaton Corp	1,400,985
6,324		Harman International Industries, Inc	261,750
74,339		Honeywell International, Inc	3,737,765
573,727		Intel Corp	12,323,656
21,704	e*	JDS Uniphase Corp	246,557
12,267		L-3 Communications Holdings, Inc	1,114,702
22,255	e	Linear Technology Corp	724,845
63,144	e*	LSI Logic Corp	387,704
22,800	*	MEMC Electronic Materials, Inc	1,403,112
18,600	e	Microchip Technology, Inc	568,044
75,564	*	Micron Technology, Inc	453,384
14,291	e	Molex, Inc	348,843
226,440		Motorola, Inc	1,662,070
21,800		National Semiconductor Corp	447,772
34,982	*	NetApp, Inc	757,710
10,132	e*	Novellus Systems, Inc	214,697
55,643	*	Nvidia Corp	1,041,637
13,080	e*	QLogic Corp	190,837
162,375		Qualcomm, Inc	7,204,579
15,566		RadioShack Corp	190,995
38,762	e*	Tellabs, Inc	180,243
132,669		Texas Instruments, Inc	3,735,959
47,896		Tyco Electronics Ltd	1,715,635
7,497	e	Whirlpool Corp	462,790
28,373		Xilinx, Inc	716,418
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	74,103,539

ENGINEERING AND MANAGEMENT SERVICES - 0.70%
44,139	*	Celgene Corp	2,819,158
9,131		Fluor Corp	1,699,096
12,200	*	Jacobs Engineering Group, Inc	984,540
20,349	e	Moody's Corp	700,820
32,797		Paychex, Inc	1,025,890
16,137	e	Quest Diagnostics, Inc	782,160
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	8,011,664

FABRICATED METAL PRODUCTS - 0.37%
10,309		Ball Corp	492,152
39,860		Illinois Tool Works, Inc	1,893,749
16,824		Parker Hannifin Corp	1,199,888
5,526		Snap-On, Inc	287,407

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
7,534		Stanley Works	$337,749
		TOTAL FABRICATED METAL PRODUCTS	4,210,945

FOOD AND KINDRED PRODUCTS - 3.93%
71,564		Anheuser-Busch Cos, Inc	4,445,556
64,550		Archer Daniels Midland Co	2,178,563
21,823		Campbell Soup Co	730,198
200,384		Coca-Cola Co	10,415,960
29,951		Coca-Cola Enterprises, Inc	518,152
48,901		ConAgra Foods, Inc	942,811
19,790	*	Constellation Brands, Inc (Class A)	393,029
33,590		General Mills, Inc	2,041,264
31,637		H.J. Heinz Co	1,513,830
16,535	e	Hershey Co	542,017
26,057		Kellogg Co	1,251,257
152,126		Kraft Foods, Inc (Class A)	4,327,985
12,957		McCormick & Co, Inc	462,047
13,984		Molson Coors Brewing Co (Class B)	759,751
13,908		Pepsi Bottling Group, Inc	388,311
159,118		PepsiCo, Inc	10,118,314
17,261		Reynolds American, Inc	805,571
71,672		Sara Lee Corp	877,982
27,871		Tyson Foods, Inc (Class A)	416,393
21,459		Wrigley (Wm.) Jr Co	1,669,081
		TOTAL FOOD AND KINDRED PRODUCTS	44,798,072

FOOD STORES - 0.37%
66,420		Kroger Co	1,917,545
43,957		Safeway, Inc	1,254,972
21,900	*	Supervalu, Inc	676,491
14,473	e	Whole Foods Market, Inc	342,865
		TOTAL FOOD STORES	4,191,873

FORESTRY - 0.10%
21,217		Weyerhaeuser Co	1,085,037
		TOTAL FORESTRY	1,085,037

FURNITURE AND FIXTURES - 0.22%
59,496		Johnson Controls, Inc	1,706,345
16,173	e	Leggett & Platt, Inc	271,221
36,271		Masco Corp	570,543
		TOTAL FURNITURE AND FIXTURES	2,548,109

FURNITURE AND HOME FURNISHINGS STORES - 0.12%
25,245	e*	Bed Bath & Beyond, Inc	709,385
16,300	*	GameStop Corp (Class A)	658,520
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	1,367,905

GENERAL BUILDING CONTRACTORS - 0.09%
13,066		Centex Corp	174,692
28,206	e	DR Horton, Inc	306,035
9,500	e	KB Home	160,835
14,231	e	Lennar Corp (Class A)	175,611

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
22,648	e	Pulte Homes, Inc	$218,100
		TOTAL GENERAL BUILDING CONTRACTORS	1,035,273

GENERAL MERCHANDISE STORES - 2.05%
9,215	e*	Big Lots, Inc	287,877
43,458		Costco Wholesale Corp	3,048,144
6,283	e	Dillard's, Inc (Class A)	72,694
13,353		Family Dollar Stores, Inc	266,259
22,259		JC Penney Co, Inc	807,779
41,487		Macy's, Inc	805,678
78,103		Target Corp	3,631,008
43,088		TJX Cos, Inc	1,355,979
233,446		Wal-Mart Stores, Inc	13,119,665
		TOTAL GENERAL MERCHANDISE STORES	23,395,083

HEALTH SERVICES - 0.98%
16,263		AmerisourceBergen Corp	650,357
28,120		Cigna Corp	995,167
15,049	*	Coventry Health Care, Inc	457,791
25,674	*	Express Scripts, Inc	1,610,273
11,325	*	Laboratory Corp of America Holdings	788,560
27,638		McKesson Corp	1,545,241
50,742	*	Medco Health Solutions, Inc	2,395,022
45,498	e*	Tenet Healthcare Corp	252,969
52,809	*	WellPoint, Inc	2,516,877
		TOTAL HEALTH SERVICES	11,212,257

HOLDING AND OTHER INVESTMENT OFFICES - 2.27%
9,167	e	Apartment Investment & Management Co (Class A)	312,228
7,700	e	AvalonBay Communities, Inc	686,532
12,010	e	Boston Properties, Inc	1,083,542
12,200		Developers Diversified Realty Corp	423,462
27,152		Equity Residential	1,039,107
26,800	e	General Growth Properties, Inc	938,804
23,700	e	HCP, Inc	753,897
50,100		Host Marriott Corp	683,865
25,430	e	Kimco Realty Corp	877,844
16,965	e	Plum Creek Timber Co, Inc	724,575
26,325		Prologis	1,430,764
12,406		Public Storage, Inc	1,002,281
22,515		Simon Property Group, Inc	2,023,873
99,193	e	SPDR Trust Series 1	12,694,720
13,568		Vornado Realty Trust	1,193,984
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	25,869,478

HOTELS AND OTHER LODGING PLACES - 0.16%
30,092		Marriott International, Inc (Class A)	789,614
18,104		Starwood Hotels & Resorts Worldwide, Inc	725,427
18,039		Wyndham Worldwide Corp	323,078
		TOTAL HOTELS AND OTHER LODGING PLACES	1,838,119

INDUSTRIAL MACHINERY AND EQUIPMENT - 7.16%
135,996		Applied Materials, Inc	2,596,164
6,431	e	Black & Decker Corp	369,847
61,670		Caterpillar, Inc	4,552,479

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
20,352		Cummins, Inc	$1,333,463
43,180		Deere & Co	3,114,573
202,766	*	Dell, Inc	4,436,520
18,939		Dover Corp	916,079
207,495	*	EMC Corp	3,048,102
1,000,184		General Electric Co	26,694,911
247,428		Hewlett-Packard Co	10,938,792
31,897		Ingersoll-Rand Co Ltd (Class A)	1,193,905
137,755		International Business Machines Corp	16,328,100
31,387		International Game Technology	784,047
18,242		ITT Industries, Inc	1,155,266
21,879		Jabil Circuit, Inc	359,034
8,825	*	Lexmark International, Inc (Class A)	295,020
12,900		Manitowoc Co, Inc	419,637
12,140		Pall Corp	481,715
14,226		Rockwell Automation, Inc	622,103
22,460	*	SanDisk Corp	420,002
18,184	*	Teradata Corp	420,778
9,900	*	Terex Corp	508,563
12,600	*	Varian Medical Systems, Inc	653,310
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	81,642,410

INSTRUMENTS AND RELATED PRODUCTS - 5.05%
36,095	*	Agilent Technologies, Inc	1,282,816
30,826		Allergan, Inc	1,604,493
17,665		Applied Biosystems, Inc	591,424
10,269		Bard (C.R.), Inc	903,159
62,902		Baxter International, Inc	4,021,954
24,458		Becton Dickinson & Co	1,988,435
135,182	*	Boston Scientific Corp	1,661,387
49,996		Covidien Ltd	2,394,308
25,492		Danaher Corp	1,970,532
28,885	e	Eastman Kodak Co	416,811
78,300		Emerson Electric Co	3,871,935
3,900	*	Intuitive Surgical, Inc	1,050,660
282,800		Johnson & Johnson	18,195,352
17,490		Kla-Tencor Corp	712,018
112,612		Medtronic, Inc	5,827,671
5,677	*	Millipore Corp	385,241
12,503		PerkinElmer, Inc	348,209
20,926		Pitney Bowes, Inc	713,577
16,642		Rockwell Collins, Inc	798,150
34,004	*	St. Jude Medical, Inc	1,390,084
23,943		Stryker Corp	1,505,536
15,441	*	Teradyne, Inc	170,932
41,952	*	Thermo Electron Corp	2,337,985
10,068	*	Waters Corp	649,386
90,747		Xerox Corp	1,230,529
23,197	*	Zimmer Holdings, Inc	1,578,556
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	57,601,140

INSURANCE AGENTS, BROKERS AND SERVICE - 0.42%
30,163		AON Corp	1,385,688
31,525		Hartford Financial Services Group, Inc	2,035,569

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
51,405		Marsh & McLennan Cos, Inc	$1,364,803
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	4,786,060

INSURANCE CARRIERS - 3.65%
33,405	*	ACE Ltd	1,840,281
48,668		Aetna, Inc	1,972,514
47,654		Aflac, Inc	2,992,671
55,284		Allstate Corp	2,520,398
269,828		American International Group, Inc	7,139,649
10,000		Assurant, Inc	659,600
36,696		Chubb Corp	1,798,471
15,949		Cincinnati Financial Corp	405,105
43,404		Genworth Financial, Inc (Class A)	773,025
17,528	*	Humana, Inc	697,089
17,700	e	Leucadia National Corp	830,838
26,187		Lincoln National Corp	1,186,795
36,346	e	Loews Corp	1,704,627
27,325	e	MBIA, Inc	119,957
71,293		Metlife, Inc	3,762,132
16,330	e	MGIC Investment Corp	99,776
25,917		Principal Financial Group	1,087,736
68,003		Progressive Corp	1,273,016
43,688		Prudential Financial, Inc	2,609,921
9,275		Safeco Corp	622,909
9,211		Torchmark Corp	540,225
60,629		Travelers Cos, Inc	2,631,299
123,283		UnitedHealth Group, Inc	3,236,179
34,714		UnumProvident Corp	709,901
17,902		XL Capital Ltd (Class A)	368,065
		TOTAL INSURANCE CARRIERS	41,582,179

LEATHER AND LEATHER PRODUCTS - 0.08%
33,446	*	Coach, Inc	965,920
		TOTAL LEATHER AND LEATHER PRODUCTS	965,920

METAL MINING - 0.60%
38,406		Freeport-McMoRan Copper & Gold, Inc (Class B)	4,500,799
45,457		Newmont Mining Corp	2,371,037
		TOTAL METAL MINING	6,871,836

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.35%
15,389		Fortune Brands, Inc	960,427
14,366		Hasbro, Inc	513,154
36,300		Mattel, Inc	621,456
48,396		Tyco International Ltd	1,937,776
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	4,032,813

MISCELLANEOUS RETAIL - 1.37%
30,987	*	Amazon.com, Inc	2,272,277
34,676		Best Buy Co, Inc	1,373,170
143,430		CVS Corp	5,675,525
28,182	*	Office Depot, Inc	308,311
7,081	e*	Sears Holdings Corp	521,586
70,464		Staples, Inc	1,673,520

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
12,387	e	Tiffany & Co	$504,770
99,351		Walgreen Co	3,229,901
		TOTAL MISCELLANEOUS RETAIL	15,559,060

MOTION PICTURES - 1.06%
68,382		CBS Corp (Class B)	1,332,765
231,094		News Corp (Class A)	3,475,654
359,052		Time Warner, Inc	5,313,970
63,491	*	Viacom, Inc (Class B)	1,939,015
		TOTAL MOTION PICTURES	12,061,404

NONDEPOSITORY INSTITUTIONS - 1.11%
20,300		American Capital Ltd	482,531
116,189		American Express Co	4,376,840
37,569	e	Capital One Financial Corp	1,427,998
28,390	e	CIT Group, Inc	193,336
62,720		Countrywide Financial Corp	266,560
48,716		Discover Financial Services	641,590
106,799	*	Fannie Mae	2,083,648
64,930		Freddie Mac	1,064,852
46,934	*	SLM Corp	908,173
24,980		Textron, Inc	1,197,291
		TOTAL NONDEPOSITORY INSTITUTIONS	12,642,819

NONMETALLIC MINERALS, EXCEPT FUELS - 0.05%
10,395	e	Vulcan Materials Co	621,413
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	621,413

OIL AND GAS EXTRACTION - 4.71%
46,944		Anadarko Petroleum Corp	3,513,289
30,877		Baker Hughes, Inc	2,696,797
29,487		BJ Services Co	941,815
21,800	*	Cameron International Corp	1,206,630
48,255	e	Chesapeake Energy Corp	3,182,900
14,900		ENSCO International, Inc	1,203,026
87,539		Halliburton Co	4,645,695
28,221	e*	Nabors Industries Ltd	1,389,320
41,634	*	National Oilwell Varco, Inc	3,693,768
26,946		Noble Corp	1,750,412
15,500		Range Resources Corp	1,015,870
11,201		Rowan Cos, Inc	523,647
119,702		Schlumberger Ltd	12,859,586
20,097		Smith International, Inc	1,670,865
34,300	*	Southwestern Energy Co	1,633,023
31,961		Transocean, Inc	4,870,537
68,188	*	Weatherford International Ltd	3,381,443
51,207		XTO Energy, Inc	3,508,192
		TOTAL OIL AND GAS EXTRACTION	53,686,815

PAPER AND ALLIED PRODUCTS - 0.36%
9,361	e	Bemis Co	209,874
42,866		International Paper Co	998,778
41,961		Kimberly-Clark Corp	2,508,429

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
16,791	e	MeadWestvaco Corp	$400,297
		TOTAL PAPER AND ALLIED PRODUCTS	4,117,378

PERSONAL SERVICES - 0.09%
12,231		Cintas Corp	324,244
33,345		H&R Block, Inc	713,583
		TOTAL PERSONAL SERVICES	1,037,827

PETROLEUM AND COAL PRODUCTS - 10.30%
33,406		Apache Corp	4,643,434
5,690		Ashland, Inc	274,258
9,932		Cabot Oil & Gas Corp	672,694
207,521		Chevron Corp	20,571,557
154,768		ConocoPhillips	14,608,552
44,721		Devon Energy Corp	5,373,675
24,833		EOG Resources, Inc	3,258,090
530,122		Exxon Mobil Corp	46,719,652
28,167		Hess Corp	3,554,394
70,984		Marathon Oil Corp	3,681,940
19,081		Murphy Oil Corp	1,870,892
17,700		Noble Energy, Inc	1,779,912
82,363		Occidental Petroleum Corp	7,401,139
11,465	e	Sunoco, Inc	466,511
14,800	e	Tesoro Corp	292,596
52,972		Valero Energy Corp	2,181,387
		TOTAL PETROLEUM AND COAL PRODUCTS	117,350,683

PIPELINES, EXCEPT NATURAL GAS - 0.16%
63,465		Spectra Energy Corp	1,823,984
		TOTAL PIPELINES, EXCEPT NATURAL GAS	1,823,984

PRIMARY METAL INDUSTRIES - 1.23%
11,289		AK Steel Holding Corp	778,941
81,576		Alcoa, Inc	2,905,737
9,985	e	Allegheny Technologies, Inc	591,911
158,015		Corning, Inc	3,642,246
31,441		Nucor Corp	2,347,699
13,900		Precision Castparts Corp	1,339,543
10,500	e	Titanium Metals Corp	146,895
12,039		United States Steel Corp	2,224,566
		TOTAL PRIMARY METAL INDUSTRIES	13,977,538

PRINTING AND PUBLISHING - 0.30%
9,155	e*	EW Scripps Co (Class A)	380,299
23,000		Gannett Co, Inc	498,410
32,262		McGraw-Hill Cos, Inc	1,294,351
3,486	e	Meredith Corp	98,619
14,063	e	New York Times Co (Class A)	216,430
20,695		R.R. Donnelley & Sons Co	614,435
550		Washington Post Co (Class B)	322,795
		TOTAL PRINTING AND PUBLISHING	3,425,339

RAILROAD TRANSPORTATION - 1.03%
29,429		Burlington Northern Santa Fe Corp	2,939,663
40,548		CSX Corp	2,546,820

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
37,700		Norfolk Southern Corp	$2,362,659
51,864		Union Pacific Corp	3,915,732
		TOTAL RAILROAD TRANSPORTATION	11,764,874

REAL ESTATE - 0.03%
17,800	e*	CB Richard Ellis Group, Inc (Class A)	341,760
		TOTAL REAL ESTATE	341,760

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.30%
23,304	*	Goodyear Tire & Rubber Co	415,510
27,787		Newell Rubbermaid, Inc	466,544
38,032		Nike, Inc (Class B)	2,267,088
16,796		Sealed Air Corp	319,292
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	3,468,434

SECURITY AND COMMODITY BROKERS - 2.36%
22,306		Ameriprise Financial, Inc	907,185
93,169		Charles Schwab Corp	1,913,691
5,474	*	CME Group, Inc	2,097,582
53,511	e*	E*Trade Financial Corp	168,025
8,616		Federated Investors, Inc (Class B)	296,563
15,574		Franklin Resources, Inc	1,427,357
39,481		Goldman Sachs Group, Inc	6,905,227
7,200	*	IntercontinentalExchange, Inc	820,800
14,086		Janus Capital Group, Inc	372,856
14,109		Legg Mason, Inc	614,729
69,946	e	Lehman Brothers Holdings, Inc	1,385,630
98,807		Merrill Lynch & Co, Inc	3,133,170
111,033		Morgan Stanley	4,004,960
26,600		NYSE Euronext	1,347,556
25,971		T Rowe Price Group, Inc	1,466,582
		TOTAL SECURITY AND COMMODITY BROKERS	26,861,913

STONE, CLAY, AND GLASS PRODUCTS - 0.43%
70,686		3M Co	4,919,039
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	4,919,039

TOBACCO PRODUCTS - 1.47%
210,117		Altria Group, Inc	4,320,006
17,381	*	Lorillard, Inc	1,202,070
211,617		Philip Morris International, Inc	10,451,764
15,203		UST, Inc	830,236
		TOTAL TOBACCO PRODUCTS	16,804,076

TRANSPORTATION BY AIR - 0.30%
31,109		FedEx Corp	2,451,078
73,441		Southwest Airlines Co	957,671
		TOTAL TRANSPORTATION BY AIR	3,408,749

TRANSPORTATION EQUIPMENT - 2.46%
75,355		Boeing Co	4,952,331
225,158	e*	Ford Motor Co	1,083,010
39,919		General Dynamics Corp	3,361,180
56,971	e	General Motors Corp	655,166

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
16,384		Genuine Parts Co	$650,117
12,853		Goodrich Corp	610,003
22,803	e	Harley-Davidson, Inc	826,837
33,817		Lockheed Martin Corp	3,336,385
34,283		Northrop Grumman Corp	2,293,533
36,646		Paccar, Inc	1,532,902
13,961	*	Pactiv Corp	296,392
42,372		Raytheon Co	2,384,696
97,641		United Technologies Corp	6,024,450
		TOTAL TRANSPORTATION EQUIPMENT	28,007,002

TRANSPORTATION SERVICES - 0.16%
17,100		CH Robinson Worldwide, Inc	937,764
21,400		Expeditors International Washington, Inc	920,200
		TOTAL TRANSPORTATION SERVICES	1,857,964

TRUCKING AND WAREHOUSING - 0.55%
102,404		United Parcel Service, Inc (Class B)	6,294,774
		TOTAL TRUCKING AND WAREHOUSING	6,294,774

WATER TRANSPORTATION - 0.13%
43,815		Carnival Corp	1,444,142
		TOTAL WATER TRANSPORTATION	1,444,142

WHOLESALE TRADE-DURABLE GOODS - 0.08%
12,557	*	Patterson Cos, Inc	369,050
6,248		W.W. Grainger, Inc	511,086
		TOTAL WHOLESALE TRADE-DURABLE GOODS	880,136

WHOLESALE TRADE-NONDURABLE GOODS - 0.39%
8,555		Brown-Forman Corp (Class B)	646,501
35,773		Cardinal Health, Inc	1,845,171
14,414	*	Dean Foods Co	282,803
60,215		Sysco Corp	1,656,515
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	4,430,990

		TOTAL COMMON STOCKS	1,133,948,542
		(Cost $1,125,774,224)

SHORT TERM INVESTMENTS - 7.97%

PRINCIPAL		ISSUER

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 2.55%
$ 29,060,000		Federal Home Loan Bank Discount Notes, 0.000%, 07/01/08	29,060,000
			29,060,000
SHARES		COMPANY

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 5.42%
61,765,357		State Street Navigator Securities Lending Prime Portfolio	61,765,357
			61,765,357
		TOTAL SHORT-TERM INVESTMENTS	90,825,357
		(Cost $90,825,357)

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

		VALUE
	TOTAL PORTFOLIO - 107.47%	$1,224,773,899
	(Cost $1,216,599,581)
	OTHER ASSETS & LIABILITIES, NET - (7.47)%	(85,132,485)

	NET ASSETS - 100.00%	$1,139,641,414

	The following abbreviations are used in portfolio descriptions:
	SPDR - Standard & Poor's Depository Receipts

*	Non-income producing
d	All or a portion of these securities have been segregated by the custodian to cover margin or other
	requirements on open futures contracts in the amount of $596,967.
e	All or a portion of these securities are out on loan.

	At June 30, 2008, the unrealized appreciation on investments was $8,174,318, consisting of
	gross unrealized appreciation of $173,246,969 and gross unrealized depreciation of $165,072,651.

	NUMBER OF	MARKET	EXPIRATION	UNREALIZED
OPEN FUTURES CONTRACTS:	CONTRACTS	VALUE	DATE	(DEPRECIATION)

E-mini S&P 500 Index	60	$ 3,843,300	September 2008	$(8,415)

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
MID-CAP GROWTH INDEX FUND
STATEMENT OF INVESTMENTS (unaudited)
June 30, 2008

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.98%

AMUSEMENT AND RECREATION SERVICES - 0.59%
11,346	*	Activision, Inc	$386,558
2,577	e*	Penn National Gaming, Inc	82,851
513	e	Warner Music Group Corp	3,663
		TOTAL AMUSEMENT AND RECREATION SERVICES	473,072

APPAREL AND ACCESSORY STORES - 1.91%
3,305	e	Abercrombie & Fitch Co (Class A)	207,157
4,719	e	American Eagle Outfitters, Inc	64,320
889	e*	AnnTaylor Stores Corp	21,300
9,195		Gap, Inc	153,281
3,394	e*	Hanesbrands, Inc	92,113
9,001	*	Kohl's Corp	360,400
7,185	e	Limited Brands, Inc	121,067
7,005	e	Nordstrom, Inc	212,252
4,919		Ross Stores, Inc	174,723
4,340	e*	Urban Outfitters, Inc	135,365
		TOTAL APPAREL AND ACCESSORY STORES	1,541,978

APPAREL AND OTHER TEXTILE PRODUCTS - 0.35%
2,306	e	Guess ?, Inc	86,360
1,803		Phillips-Van Heusen Corp	66,026
2,040	e	Polo Ralph Lauren Corp	128,071
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	280,457

AUTO REPAIR, SERVICES AND PARKING - 0.07%
710	e*	Hertz Global Holdings, Inc	6,816
723		Ryder System, Inc	49,800
		TOTAL AUTO REPAIR, SERVICES AND PARKING	56,616

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.73%
3,643		Advance Auto Parts	141,458
1,572	e*	Autozone, Inc	190,228
8,359	e*	Carmax, Inc	118,614
2,560	*	Copart, Inc	109,619
1,203	e*	O'Reilly Automotive, Inc	26,887
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	586,806

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.26%
4,938	e	Fastenal Co	213,124
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	213,124

BUSINESS SERVICES - 8.88%
975	e*	Affiliated Computer Services, Inc (Class A)	52,153
6,432	e*	Akamai Technologies, Inc	223,769
3,032	e*	Alliance Data Systems Corp	171,460

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
3,321	*	Amdocs Ltd	$97,704
2,998	*	Ansys, Inc	141,266
8,542	*	Autodesk, Inc	288,805
7,303	*	BMC Software, Inc	262,908
1,546		Brink's Co	101,139
7,093		CA, Inc	163,777
2,585	e*	Cerner Corp	116,790
2,355	e*	ChoicePoint, Inc	113,511
7,019	e*	Citrix Systems, Inc	206,429
1,230	e*	Clear Channel Outdoor Holdings, Inc (Class A)	21,931
11,046	e*	Cognizant Technology Solutions Corp (Class A)	359,105
6,132	*	Compuware Corp	58,499
1,414	e*	DST Systems, Inc	77,841
12,175	*	Electronic Arts, Inc	540,935
2,710	e	Equifax, Inc	91,110
1,251	*	Equinix, Inc	111,614
3,016	e*	F5 Networks, Inc	85,715
1,505	e	Factset Research Systems, Inc	84,822
1,729	e	Fidelity National Information Services, Inc	63,817
6,269	e*	Fiserv, Inc	284,425
760	*	Getty Images, Inc	25,787
2,168	e*	HLTH Corp	24,542
1,655	*	IHS, Inc (Class A)	115,188
1,572		IMS Health, Inc	36,628
15,444	e*	Interpublic Group of Cos, Inc	132,818
12,274	*	Intuit, Inc	338,394
6,841	e*	Iron Mountain, Inc	181,629
20,071	e*	Juniper Networks, Inc	445,175
2,162	*	Kinetic Concepts, Inc	86,285
2,800	e*	Lamar Advertising Co (Class A)	100,884
259	e	Manpower, Inc	15,084
5,648	*	McAfee, Inc	192,201
4,419	e*	Monster Worldwide, Inc	91,076
3,784	*	NAVTEQ Corp	291,368
5,771	*	NCR Corp	145,429
6,057	e*	Novell, Inc	35,676
6,592	*	Nuance Communications, Inc	103,297
7,288	e*	Red Hat, Inc	150,789
5,464	e	Robert Half International, Inc	130,972
4,020	e*	Salesforce.com, Inc	274,285
1,083	*	Sohu.com, Inc	76,287
6,352	e	Total System Services, Inc	141,141
7,513	*	Unisys Corp	29,676
7,444	e*	VeriSign, Inc	281,383
260	e*	WebMD Health Corp (Class A)	7,254
		TOTAL BUSINESS SERVICES	7,172,773

CHEMICALS AND ALLIED PRODUCTS - 5.30%
197	e*	Abraxis Bioscience, Inc	12,502
3,497		Albemarle Corp	139,565
443	e	Alberto-Culver Co	11,638
790	e*	APP Pharmaceuticals, Inc	13,209
16,316		Avon Products, Inc	587,702
1,251	*	Barr Pharmaceuticals, Inc	56,395

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
3,767	*	BioMarin Pharmaceuticals, Inc	$109,168
5,023		Celanese Corp (Series A)	229,350
2,590	e*	Cephalon, Inc	172,727
2,155		CF Industries Holdings, Inc	329,284
1,183	e*	Charles River Laboratories International, Inc	75,617
390		Chemtura Corp	2,278
2,542	e	Church & Dwight Co, Inc	143,242
1,661		Clorox Co	86,704
6,671		Ecolab, Inc	286,786
3,748	e	Estee Lauder Cos (Class A)	174,095
1,107		FMC Corp	85,726
1,060	*	Forest Laboratories, Inc	36,824
1,003	e*	Hospira, Inc	40,230
670		Huntsman Corp	7,638
2,168	*	Idexx Laboratories, Inc	105,668
1,466	e*	ImClone Systems, Inc	59,314
3,078	e	International Flavors & Fragrances, Inc	120,227
1,500	*	Inverness Medical Innovations, Inc	49,755
1,264	e*	Invitrogen Corp	49,625
2,167	e	Mylan Laboratories, Inc	26,156
5,080		Nalco Holding Co	107,442
1,025	*	NBTY, Inc	32,862
2,978		Perrigo Co	94,611
690		PPG Industries, Inc	39,585
4,281	e	Rohm & Haas Co	198,810
1,304		Scotts Miracle-Gro Co (Class A)	22,911
3,904	e*	Sepracor, Inc	77,768
3,848	e	Sherwin-Williams Co	176,739
2,597		Sigma-Aldrich Corp	139,874
3,224	e*	VCA Antech, Inc	89,563
5,374	*	Vertex Pharmaceuticals, Inc	179,868
3,002	e*	Warner Chilcott Ltd (Class A)	50,884
2,183	*	Watson Pharmaceuticals, Inc	59,312
		TOTAL CHEMICALS AND ALLIED PRODUCTS	4,281,654

COAL MINING - 2.19%
2,688	*	Alpha Natural Resources, Inc	280,332
5,511	e	Arch Coal, Inc	413,490
6,988	e	Consol Energy, Inc	785,242
3,081		Massey Energy Co	288,844
		TOTAL COAL MINING	1,767,908

COMMUNICATIONS - 4.23%
15,162	*	American Tower Corp (Class A)	640,595
1,377	e*	Central European Media Enterprises Ltd (Class A)	124,660
2,715	e*	Citizens Communications Co	30,788
2,293	*	Clearwire Corp (Class A)	29,717
2,365	*	Crown Castle International Corp	91,596
1,834	*	CTC Media, Inc	45,226
7,798	e*	DISH Network Corp (Class A)	228,325
2,826		Embarq Corp	133,585
3,042		Global Payments, Inc	141,757
911	e*	IAC/InterActiveCorp	17,564
202	e*	Leap Wireless International, Inc	8,720

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
59,325	e*	Level 3 Communications, Inc	$175,009
5,937	e*	Liberty Global, Inc (Class A)	186,600
19,756	*	Liberty Media Corp - Entertainment (Series A)	478,688
9,314	e*	MetroPCS Communications, Inc	164,951
2,964	*	NeuStar, Inc (Class A)	63,904
6,407	*	NII Holdings, Inc	304,268
28,573		Qwest Communications International, Inc	112,292
4,155	*	SBA Communications Corp (Class A)	149,622
1,663	e	Telephone & Data Systems, Inc	78,610
207	*	US Cellular Corp	11,706
8,705	e	Windstream Corp	107,420
11,505	e*	XM Satellite Radio Holdings, Inc (Class A)	90,199
		TOTAL COMMUNICATIONS	3,415,802

DEPOSITORY INSTITUTIONS - 0.91%
505		Capitol Federal Financial	18,993
6,931		Hudson City Bancorp, Inc	115,609
3,435	*	Metavante Technologies, Inc	77,700
7,601		Northern Trust Corp	521,201
		TOTAL DEPOSITORY INSTITUTIONS	733,503

EATING AND DRINKING PLACES - 2.20%
3,450	e	Brinker International, Inc	65,205
3,066	e	Burger King Holdings, Inc	82,138
1,261	*	Chipotle Mexican Grill, Inc (Class A)	104,184
5,356	e	Darden Restaurants, Inc	171,071
27,833	*	Starbucks Corp	438,091
6,768	e	Tim Hortons, Inc	194,174
3,064	e	Wendy's International, Inc	83,402
18,114		Yum! Brands, Inc	635,620
		TOTAL EATING AND DRINKING PLACES	1,773,885

EDUCATIONAL SERVICES - 0.72%
5,095	*	Apollo Group, Inc (Class A)	225,505
2,342		DeVry, Inc	125,578
1,407	e*	ITT Educational Services, Inc	116,260
543		Strayer Education, Inc	113,525
		TOTAL EDUCATIONAL SERVICES	580,868

ELECTRIC, GAS, AND SANITARY SERVICES - 4.57%
25,688	*	AES Corp	493,466
6,424	e	Allegheny Energy, Inc	321,907
13,537	*	Calpine Corp	305,395
7,945		Centerpoint Energy, Inc	127,517
6,241		Constellation Energy Group, Inc	512,386
4,611	e*	Covanta Holding Corp	123,068
405	e	DPL, Inc	10,684
5,747		El Paso Corp	124,940
518		Energen Corp	40,420
5,197	e*	Mirant Corp	203,463
3,400	e*	NRG Energy, Inc	145,860
14,264	d	PPL Corp	745,579
2,511		Questar Corp	178,381
5,482		Republic Services, Inc	162,815

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
2,195		Sierra Pacific Resources	$27,898
3,296	*	Stericycle, Inc	170,403
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	3,694,182

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 8.48%
3,197	e*	Advanced Micro Devices, Inc	18,639
11,462		Altera Corp	237,263
4,079		Ametek, Inc	192,610
6,705	e	Amphenol Corp (Class A)	300,920
11,093	e	Analog Devices, Inc	352,425
10,865	*	Atmel Corp	37,810
2,603	e*	Avnet, Inc	71,010
500	e	AVX Corp	5,655
19,657	*	Broadcom Corp (Class A)	536,440
2,997	e*	Ciena Corp	69,440
5,063	e	Cooper Industries Ltd (Class A)	199,988
1,416	e*	Cree, Inc	32,299
5,757	e*	Cypress Semiconductor Corp	142,486
1,929	*	Dolby Laboratories, Inc (Class A)	77,739
2,844		Eaton Corp	241,655
194	e*	EchoStar Corp (Class A)	6,057
2,198	e*	Energizer Holdings, Inc	160,652
1,663	e	Harman International Industries, Inc	68,832
5,150		Harris Corp	260,024
2,948	*	Integrated Device Technology, Inc	29,303
805	*	International Rectifier Corp	15,456
1,853	e	Intersil Corp (Class A)	45,065
3,917	e*	JDS Uniphase Corp	44,497
3,635		L-3 Communications Holdings, Inc	330,312
1,114		Lincoln Electric Holdings, Inc	87,672
8,484	e	Linear Technology Corp	276,324
18,479	e*	LSI Logic Corp	113,461
18,545	e*	Marvell Technology Group Ltd	327,505
8,708	*	MEMC Electronic Materials, Inc	535,890
7,073	e	Microchip Technology, Inc	216,009
3,892	e*	Micron Technology, Inc	23,352
1,536	e	Molex, Inc	37,494
8,999		National Semiconductor Corp	184,839
13,135	e*	NetApp, Inc	284,504
1,328	e*	Novellus Systems, Inc	28,140
21,209	*	Nvidia Corp	397,032
15,163	*	ON Semiconductor Corp	139,045
3,992	e*	Rambus, Inc	76,127
1,781	*	Silicon Laboratories, Inc	64,276
57,325	e*	Sirius Satellite Radio, Inc	110,064
1,541	e*	Sunpower Corp (Class A)	110,921
2,681	e*	Varian Semiconductor Equipment Associates, Inc	93,352
10,677		Xilinx, Inc	269,594
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	6,852,178

ENGINEERING AND MANAGEMENT SERVICES - 3.94%
3,464	*	Aecom Technology Corp	112,684
5,240	e*	Amylin Pharmaceuticals, Inc	133,044
1,311		Corporate Executive Board Co	55,128

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
3,391		Fluor Corp	$630,997
2,206	e*	Genpact Ltd	32,914
2,064	*	Gen-Probe, Inc	97,999
3,724	*	Hewitt Associates, Inc (Class A)	142,741
4,657	*	Jacobs Engineering Group, Inc	375,820
5,264		KBR, Inc	183,766
8,659	*	McDermott International, Inc	535,905
12,374		Paychex, Inc	387,059
5,132	e	Quest Diagnostics, Inc	248,748
1,185	*	SAIC, Inc	24,660
3,169	e*	Shaw Group, Inc	195,813
579	e*	URS Corp	24,301
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	3,181,579

FABRICATED METAL PRODUCTS - 0.99%
580	e*	Alliant Techsystems, Inc	58,974
483		Aptargroup, Inc	20,262
574		Ball Corp	27,403
6,137	*	Crown Holdings, Inc	159,501
6,413		Parker Hannifin Corp	457,375
724		Valmont Industries, Inc	75,506
		TOTAL FABRICATED METAL PRODUCTS	799,021

FOOD AND KINDRED PRODUCTS - 0.89%
4,240	e	Campbell Soup Co	141,870
6,687		H.J. Heinz Co	319,973
2,767	e*	Hansen Natural Corp	79,745
3,043	e	Hershey Co	99,750
1,717	e	McCormick & Co, Inc	61,228
1,185		Tyson Foods, Inc (Class A)	17,704
		TOTAL FOOD AND KINDRED PRODUCTS	720,270

FOOD STORES - 0.21%
975	e*	Panera Bread Co (Class A)	45,103
5,361	e	Whole Foods Market, Inc	127,002
		TOTAL FOOD STORES	172,105

FORESTRY - 0.01%
208	e	Rayonier, Inc	8,832
		TOTAL FORESTRY	8,832

FURNITURE AND FIXTURES - 0.01%
423	e	Hill-Rom Holdings, Inc	11,413
		TOTAL FURNITURE AND FIXTURES	11,413

FURNITURE AND HOME FURNISHINGS STORES - 0.61%
8,207	e*	Bed Bath & Beyond, Inc	230,617
6,243	e*	GameStop Corp (Class A)	252,217
599	e	Williams-Sonoma, Inc	11,884
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	494,718

GENERAL BUILDING CONTRACTORS - 0.31%
12	*	NVR, Inc	6,001
2,547	e	Pulte Homes, Inc	24,528

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
2,003		Walter Industries, Inc	$217,866
		TOTAL GENERAL BUILDING CONTRACTORS	248,395

GENERAL MERCHANDISE STORES - 0.76%
2,945	e*	Big Lots, Inc	92,002
495	e	Family Dollar Stores, Inc	9,870
16,237		TJX Cos, Inc	510,978
		TOTAL GENERAL MERCHANDISE STORES	612,850

HEALTH SERVICES - 2.34%
796		AmerisourceBergen Corp	31,832
1,493		Cigna Corp	52,837
789	e*	Community Health Systems, Inc	26,021
2,404	e*	Covance, Inc	206,792
1,184	e*	Coventry Health Care, Inc	36,017
3,331	*	DaVita, Inc	176,976
1,971	*	Edwards Lifesciences Corp	122,281
8,047	*	Express Scripts, Inc	504,708
6,056	*	Health Management Associates, Inc (Class A)	39,425
4,244	e*	Laboratory Corp of America Holdings	295,510
2,498	e*	Lincare Holdings, Inc	70,943
382	e	Omnicare, Inc	10,016
1,710	*	Pediatrix Medical Group, Inc	84,183
4,085		Pharmaceutical Product Development, Inc	175,246
10,399	e*	Tenet Healthcare Corp	57,818
		TOTAL HEALTH SERVICES	1,890,605

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.50%
5,511	*	Foster Wheeler Ltd	403,130
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	403,130

HOLDING AND OTHER INVESTMENT OFFICES - 4.89%
1,565	e*	Affiliated Managers Group, Inc	140,944
1,064	e	Apartment Investment & Management Co (Class A)	36,240
1,274		Camden Property Trust	56,387
1,717		Digital Realty Trust, Inc	70,242
246	e	Essex Property Trust, Inc	26,199
718	e	Federal Realty Investment Trust	49,542
4,418	e	General Growth Properties, Inc	154,763
1,060		HCP, Inc	33,719
354		Health Care REIT, Inc	15,753
26,706	e	iShares Russell Midcap Growth Index Fund	2,827,631
136	e	Kilroy Realty Corp	6,396
2,858	e	Macerich Co	177,568
338		Nationwide Health Properties, Inc	10,644
2,133	e	Plum Creek Timber Co, Inc	91,100
2,019	e	Taubman Centers, Inc	98,224
978		Ventas, Inc	41,633
2,507		WABCO Holdings, Inc	116,475
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	3,953,460

HOTELS AND OTHER LODGING PLACES - 1.24%
296	e	Boyd Gaming Corp	3,718
599	e	Choice Hotels International, Inc	15,873

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
11,299		Marriott International, Inc (Class A)	$296,486
4,463	*	MGM Mirage	151,251
1,308		Orient-Express Hotels Ltd (Class A)	56,820
7,137		Starwood Hotels & Resorts Worldwide, Inc	285,980
2,356	e	Wynn Resorts Ltd	191,661
		TOTAL HOTELS AND OTHER LODGING PLACES	1,001,789

INDUSTRIAL MACHINERY AND EQUIPMENT - 6.81%
2,546	e*	AGCO Corp	133,436
2,284	*	Brocade Communications Systems, Inc	18,820
2,862		Bucyrus International, Inc (Class A)	208,983
518	e	Carlisle Cos, Inc	15,022
7,766		Cummins, Inc	508,828
2,162	e	Diebold, Inc	76,924
2,978	e	Donaldson Co, Inc	132,938
6,336		Dover Corp	306,472
3,097	*	Dresser-Rand Group, Inc	121,093
1,036		Flowserve Corp	141,621
4,896	*	FMC Technologies, Inc	376,649
2,214	e	Graco, Inc	84,287
2,856	e	IDEX Corp	105,215
1,967		Ingersoll-Rand Co Ltd (Class A)	73,625
11,836		International Game Technology	295,663
5,266	e	ITT Industries, Inc	333,496
4,067	e	Jabil Circuit, Inc	66,739
4,139		Joy Global, Inc	313,860
692		Kennametal, Inc	22,525
4,367	e*	Lam Research Corp	157,867
1,785	e	Lennox International, Inc	51,694
4,971	e	Manitowoc Co, Inc	161,707
1,256	*	Oil States International, Inc	79,681
4,690		Pall Corp	186,099
5,611	e	Rockwell Automation, Inc	245,369
1,769	e*	SanDisk Corp	33,080
2,468	e*	Scientific Games Corp (Class A)	73,102
8,969	e	Seagate Technology, Inc	171,577
2,042		SPX Corp	268,993
3,367	*	Teradata Corp	77,912
1,446	e	Toro Co	48,108
4,804	e*	Varian Medical Systems, Inc	249,087
8,464	*	Western Digital Corp	292,262
2,207	*	Zebra Technologies Corp (Class A)	72,036
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	5,504,770

INSTRUMENTS AND RELATED PRODUCTS - 7.30%
1,997	e*	Advanced Medical Optics, Inc	37,424
13,958	*	Agilent Technologies, Inc	496,067
11,661	e	Allergan, Inc	606,955
6,449		Applied Biosystems, Inc	215,913
3,796		Bard (C.R.), Inc	333,858
1,943		Beckman Coulter, Inc	131,211
5,692		Dentsply International, Inc	209,466
5,250	*	Flir Systems, Inc	212,992
4,897	e	Garmin Ltd	209,787

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
2,387		Hillenbrand, Inc	$51,082
4,890	*	Hologic, Inc	106,602
2,170	*	Illumina, Inc	189,029
1,480	e*	Intuitive Surgical, Inc	398,712
1,305	*	Itron, Inc	128,347
5,990	e	Kla-Tencor Corp	243,853
1,247	*	Mettler-Toledo International, Inc	118,290
2,107	e*	Millipore Corp	142,981
1,910	e	National Instruments Corp	54,187
2,024		PerkinElmer, Inc	56,368
7,175		Pitney Bowes, Inc	244,668
2,741	e*	Resmed, Inc	97,963
6,146		Rockwell Collins, Inc	294,762
3,418	e	Roper Industries, Inc	225,178
12,956	*	St. Jude Medical, Inc	529,641
1,400	*	Techne Corp	108,346
4,112	e*	Teradyne, Inc	45,520
4,641	e*	Trimble Navigation Ltd	165,684
3,827	*	Waters Corp	246,841
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	5,901,727

INSURANCE AGENTS, BROKERS AND SERVICE - 0.02%
1,063	e	Brown & Brown, Inc	18,486
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	18,486

INSURANCE CARRIERS - 0.37%
1,211		Axis Capital Holdings Ltd	36,100
247	e	Erie Indemnity Co (Class A)	11,399
221	*	Health Net, Inc	5,317
3,675	*	Humana, Inc	146,155
774	*	Philadelphia Consolidated Holding Co	26,293
278	e	Transatlantic Holdings, Inc	15,699
278		W.R. Berkley Corp	6,716
1,477	*	WellCare Health Plans, Inc	53,394
		TOTAL INSURANCE CARRIERS	301,073

LEATHER AND LEATHER PRODUCTS - 0.47%
13,050	*	Coach, Inc	376,884
		TOTAL LEATHER AND LEATHER PRODUCTS	376,884

LEGAL SERVICES - 0.16%
1,918	*	FTI Consulting, Inc	131,306
		TOTAL LEGAL SERVICES	131,306

METAL MINING - 0.89%
3,460	e	Cleveland-Cliffs, Inc	412,397
1,735	e	Foundation Coal Holdings, Inc	153,686
1,023	e*	Patriot Coal Corp	156,816
		TOTAL METAL MINING	722,899

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.15%
1,975	e	Hasbro, Inc	70,547
747	*	Intrepid Potash, Inc	49,138
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	119,685

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
MISCELLANEOUS RETAIL - 0.88%
3,227	e*	Dick's Sporting Goods, Inc	$57,247
3,441	*	Dollar Tree, Inc	112,486
1,696		MSC Industrial Direct Co (Class A)	74,811
4,867	e	Petsmart, Inc	97,097
1,473	*	Priceline.com, Inc	170,073
4,820	e	Tiffany & Co	196,415
		TOTAL MISCELLANEOUS RETAIL	708,129

MOTION PICTURES - 0.11%
3,054	*	DreamWorks Animation SKG, Inc (Class A)	91,040
		TOTAL MOTION PICTURES	91,040

NONDEPOSITORY INSTITUTIONS - 0.96%
1,400	e	GLG Partners, Inc	10,920
15,781	*	SLM Corp	305,362
9,529		Textron, Inc	456,725
		TOTAL NONDEPOSITORY INSTITUTIONS	773,007

OIL AND GAS EXTRACTION - 8.44%
1,068	*	Atwood Oceanics, Inc	132,795
8,283	*	Cameron International Corp	458,464
942	*	CNX Gas Corp	39,602
1,138	e*	Continental Resources, Inc	78,886
9,406	*	Denbury Resources, Inc	343,319
2,630	e	Diamond Offshore Drilling, Inc	365,938
513	*	Encore Acquisition Co	38,572
5,149		ENSCO International, Inc	415,730
5,004		Equitable Resources, Inc	345,576
3,199	e*	Global Industries Ltd	57,358
339	e*	Helix Energy Solutions Group, Inc	14,116
800	*	Key Energy Services, Inc	15,536
2,450	*	Mariner Energy, Inc	90,576
1,579	e*	Nabors Industries Ltd	77,734
10,276	e	Noble Corp	667,529
2,107	*	Oceaneering International, Inc	162,344
3,648		Patterson-UTI Energy, Inc	131,474
7,861	*	PetroHawk Energy Corp	364,043
3,748	*	Plains Exploration & Production Co	273,492
4,599	*	Pride International, Inc	217,487
3,960	e*	Quicksilver Resources, Inc	153,014
5,900		Range Resources Corp	386,686
1,537	e	Rowan Cos, Inc	71,855
98	*	SEACOR Holdings, Inc	8,772
7,681	e	Smith International, Inc	638,598
13,074	*	Southwestern Energy Co	622,453
972		St. Mary Land & Exploration Co	62,830
3,087	e*	Superior Energy Services	170,217
2,675	e*	Tetra Technologies, Inc	63,424
127	e	Tidewater, Inc	8,259
1,282	*	Unit Corp	106,368
1,153		W&T Offshore, Inc	67,462

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
1,618	*	Whiting Petroleum Corp	$171,637
		TOTAL OIL AND GAS EXTRACTION	6,822,146

PAPER AND ALLIED PRODUCTS - 0.13%
1,275		Greif, Inc (Class A)	81,638
965		Packaging Corp of America	20,757
		TOTAL PAPER AND ALLIED PRODUCTS	102,395

PERSONAL SERVICES - 0.38%
12,441		H&R Block, Inc	266,237
1,211	e	Weight Watchers International, Inc	43,124
		TOTAL PERSONAL SERVICES	309,361

PETROLEUM AND COAL PRODUCTS - 1.72%
1,766		Cabot Oil & Gas Corp	119,611
3,974	e	Frontier Oil Corp	95,018
1,454	e	Holly Corp	53,682
7,264		Murphy Oil Corp	712,235
464		Noble Energy, Inc	46,660
3,528	*	SandRidge Energy, Inc	227,838
2,654	e	Sunoco, Inc	107,991
1,531	e	Tesoro Corp	30,268
		TOTAL PETROLEUM AND COAL PRODUCTS	1,393,303

PRIMARY METAL INDUSTRIES - 1.82%
4,282		AK Steel Holding Corp	295,458
3,866	e	Allegheny Technologies, Inc	229,176
134	e	Carpenter Technology Corp	5,849
557	*	Century Aluminum Co	37,035
2,671	e*	CommScope, Inc	140,949
2,016	e*	General Cable Corp	122,674
934	e	Hubbell, Inc (Class B)	37,239
5,326		Precision Castparts Corp	513,267
107		Schnitzer Steel Industries, Inc (Class A)	12,262
1,778	e	Steel Dynamics, Inc	69,466
655	e	Titanium Metals Corp	9,163
		TOTAL PRIMARY METAL INDUSTRIES	1,472,538

PRINTING AND PUBLISHING - 0.64%
1,553		Dun & Bradstreet Corp	136,105
1,599		John Wiley & Sons, Inc (Class A)	72,003
6,118		McGraw-Hill Cos, Inc	245,454
1,683	*	MSCI, Inc	61,076
		TOTAL PRINTING AND PUBLISHING	514,638

RAILROAD TRANSPORTATION - 0.13%
2,437	e*	Kansas City Southern Industries, Inc	107,204
		TOTAL RAILROAD TRANSPORTATION	107,204

REAL ESTATE - 0.30%
2,283	e*	CB Richard Ellis Group, Inc (Class A)	43,834
2,750	e	Forest City Enterprises, Inc (Class A)	88,605
3,121	e	St. Joe Co	107,113
		TOTAL REAL ESTATE	239,552

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.13%
5,988	e*	Goodyear Tire & Rubber Co	$106,766
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	106,766

SECURITY AND COMMODITY BROKERS - 3.15%
5,354		Broadridge Financial Solutions, Inc	112,702
4,348	*	Corrections Corp of America	119,440
2,843	e*	E*Trade Financial Corp	8,927
3,918	e	Eaton Vance Corp	155,780
3,338	e	Federated Investors, Inc (Class B)	114,894
2,698	*	IntercontinentalExchange, Inc	307,572
1,966		Invesco Ltd	47,145
1,458	e*	Investment Technology Group, Inc	48,785
5,790	e	Janus Capital Group, Inc	153,261
1,979		Lazard Ltd (Class A)	67,583
2,300	e*	MF Global Ltd	14,513
616	*	Morningstar, Inc	44,370
2,879	e*	Nasdaq Stock Market, Inc	76,437
3,624		Nymex Holdings, Inc	306,156
5,147		SEI Investments Co	121,057
9,930	e	T Rowe Price Group, Inc	560,747
9,297	e*	TD Ameritrade Holding Corp	168,183
3,313		Waddell & Reed Financial, Inc (Class A)	115,988
		TOTAL SECURITY AND COMMODITY BROKERS	2,543,540

SPECIAL TRADE CONTRACTORS - 0.21%
5,117	e*	Quanta Services, Inc	170,243
		TOTAL SPECIAL TRADE CONTRACTORS	170,243

STONE, CLAY, AND GLASS PRODUCTS - 0.29%
1,577	e	Eagle Materials, Inc	39,945
5,015	e	Gentex Corp	72,417
1,876	*	Owens-Illinois, Inc	78,210
1,397	*	USG Corp	41,309
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	231,881

TOBACCO PRODUCTS - 0.31%
3,575	*	Lorillard, Inc	247,247
		TOTAL TOBACCO PRODUCTS	247,247

TRANSPORTATION BY AIR - 0.10%
4,936	e*	AMR Corp	25,272
836		Copa Holdings S.A. (Class A)	23,542
5,652	e*	Delta Air Lines, Inc	32,216
		TOTAL TRANSPORTATION BY AIR	81,030

TRANSPORTATION EQUIPMENT - 1.02%
3,312	e*	BE Aerospace, Inc	77,136
4,782		Goodrich Corp	226,954
8,063	e	Harley-Davidson, Inc	292,364
3,222		Harsco Corp	175,309
2,023	e	Oshkosh Truck Corp	41,856
443	e	Thor Industries, Inc	9,418
		TOTAL TRANSPORTATION EQUIPMENT	823,037

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
TRANSPORTATION SERVICES - 0.97%
6,520	e	CH Robinson Worldwide, Inc	$357,557
8,155	e	Expeditors International Washington, Inc	350,665
242		GATX Corp	10,728
3,306	e	UTI Worldwide, Inc	65,955
		TOTAL TRANSPORTATION SERVICES	784,905

TRUCKING AND WAREHOUSING - 0.28%
388	e	Con-way, Inc	18,337
2,999	e	J.B. Hunt Transport Services, Inc	99,807
2,016		Landstar System, Inc	111,324
		TOTAL TRUCKING AND WAREHOUSING	229,468

WATER TRANSPORTATION - 0.27%
1,862	e	Frontline Ltd	129,930
1,894	e*	Kirby Corp	90,912
		TOTAL WATER TRANSPORTATION	220,842

WHOLESALE TRADE-DURABLE GOODS - 1.09%
410	*	Arrow Electronics, Inc	12,595
3,875		BorgWarner, Inc	171,972
5,180	*	LKQ Corp	93,603
1,517	e	Martin Marietta Materials, Inc	157,146
4,945	*	Patterson Cos, Inc	145,334
287	*	Tech Data Corp	9,726
2,925	e	W.W. Grainger, Inc	239,265
1,198	e*	WESCO International, Inc	47,968
		TOTAL WHOLESALE TRADE-DURABLE GOODS	877,609

WHOLESALE TRADE-NONDURABLE GOODS - 1.39%
3,166		Airgas, Inc	184,863
2,319	e*	Bare Escentuals, Inc	43,435
2,352	e	Brown-Forman Corp (Class B)	177,741
1,444	*	Central European Distribution Corp	107,073
4,031	e*	Dean Foods Co	79,088
4,074	*	Endo Pharmaceuticals Holdings, Inc	98,550
3,147	e*	Henry Schein, Inc	162,291
2,490	e	Herbalife Ltd	96,487
3,493		Terra Industries, Inc	172,380
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	1,121,908

		TOTAL COMMON STOCKS	79,971,592
		(Cost $72,040,848)
SHORT-TERM INVESTMENTS - 29.61%

PRINCIPAL		ISSUER
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 3.48%
$2,810,000		Federal Home Loan Bank (FHLB), 07/01/08	2,810,000
			2,810,000
SHARES		COMPANY
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 26.13%
21,110,178		State Street Navigator Securities Lending Prime Portfolio	21,110,178
			21,110,178

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

		VALUE
	TOTAL SHORT-TERM INVESTMENTS	$23,920,178
	(Cost $23,920,178)

	TOTAL PORTFOLIO - 128.59%	103,891,770
	(Cost $95,961,026)
	OTHER ASSETS & LIABILITIES, NET - (28.59)%	(23,097,331)

	NET ASSETS - 100.00%	$80,794,439

	The following abbreviation is used in portfolio descriptions:
	REIT - Real Estate Investment Trust

*	Non-income producing
d	All or a portion of these securities have been segregated by the custodian to cover margin or other
	requirements on open futures contracts in the amount of $47,043.
e	All or a portion of these securities are out on loan.

	At June 30, 2008, the net unrealized appreciation on investments was $7,930,744,
	consisting of gross unrealized appreciation of $11,266,100 and gross unrealized depreciation of
	$3,335,356.

	NUMBER OF	MARKET	EXPIRATION	UNREALIZED
OPEN FUTURES CONTRACTS:	CONTRACTS	VALUE	DATE	(DEPRECIATION)

E-mini S & P Mid 400 Index	8	$ 656,960	September 2008	$(23,299)

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
MID-CAP VALUE INDEX FUND
STATEMENT OF INVESTMENTS (unaudited)
June 30, 2008

SHARES		COMPANY	VALUE
COMMON STOCKS - 98.54%

AMUSEMENT AND RECREATION SERVICES - 0.08%
3,578	e	International Speedway Corp (Class A)	$139,649
2,507	e	Warner Music Group Corp	17,900
		TOTAL AMUSEMENT AND RECREATION SERVICES	157,549

APPAREL AND ACCESSORY STORES - 0.65%
5,749		American Eagle Outfitters, Inc	78,359
4,072	e*	AnnTaylor Stores Corp	97,565
17,090		Foot Locker, Inc	212,771
27,195		Gap, Inc	453,341
8,121	*	Kohl's Corp	325,165
10,879		Limited Brands, Inc	183,311
		TOTAL APPAREL AND ACCESSORY STORES	1,350,512

APPAREL AND OTHER TEXTILE PRODUCTS - 0.49%
10,421		Jones Apparel Group, Inc	143,289
10,749	e	Liz Claiborne, Inc	152,098
572		Phillips-Van Heusen Corp	20,947
9,641		VF Corp	686,246
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	1,002,580

AUTO REPAIR, SERVICES AND PARKING - 0.32%
2,093	*	Federal Mogul Corp (Class A)	33,760
33,662	*	Hertz Global Holdings, Inc	323,155
4,288		Ryder System, Inc	295,357
		TOTAL AUTO REPAIR, SERVICES AND PARKING	652,272

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.20%
12,688	e*	Autonation, Inc	127,134
9,436	*	O'Reilly Automotive, Inc	210,895
4,537	e	Penske Auto Group, Inc	66,875
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	404,904

BUSINESS SERVICES - 4.16%
6,744	*	Affiliated Computer Services, Inc (Class A)	360,737
12,517	*	Amdocs Ltd	368,250
11,082	e*	Avis Budget Group, Inc	92,756
22,854		CA, Inc	527,699
28,476	*	Cadence Design Systems, Inc	287,608
16,809	*	Computer Sciences Corp	787,334
11,937	*	Compuware Corp	113,879
13,747	*	Convergys Corp	204,280
921	*	DST Systems, Inc	50,701
58,738		Electronic Data Systems Corp	1,447,304
6,677		Equifax, Inc	224,481
23,670	*	Expedia, Inc	435,055
16,653		Fidelity National Information Services, Inc	614,662

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES		COMPANY	VALUE
5,564	*	Getty Images, Inc	$188,787
13,825	*	HLTH Corp	156,499
15,655		IMS Health, Inc	364,762
8,486	e*	Interpublic Group of Cos, Inc	72,980
8,099		Manpower, Inc	471,686
1,812	*	McAfee, Inc	61,662
1,828	*	NCR Corp	46,066
21,367	*	Novell, Inc	125,852
86,279	*	Sun Microsystems, Inc	938,716
15,650	*	Synopsys, Inc	374,192
18,965	*	Unisys Corp	74,912
9,543	*	United Rentals, Inc	187,138
		TOTAL BUSINESS SERVICES	8,577,998

CHEMICALS AND ALLIED PRODUCTS - 4.43%
8,616		Alberto-Culver Co	226,342
11,756		Avery Dennison Corp	516,441
8,401	*	Barr Pharmaceuticals, Inc	378,717
7,029	e	Cabot Corp	170,875
2,301		Celanese Corp (Series A)	105,064
4,108	*	Charles River Laboratories International, Inc	262,583
24,565		Chemtura Corp	143,460
10,517		Clorox Co	548,987
5,305		Cytec Industries, Inc	289,441
8,416		Eastman Chemical Co	579,526
5,121		FMC Corp	396,570
30,724	*	Forest Laboratories, Inc	1,067,352
15,040	*	Hospira, Inc	603,254
15,823		Huntsman Corp	180,382
2,489	*	ImClone Systems, Inc	100,705
4,232	*	Inverness Medical Innovations, Inc	140,375
7,344	e*	Invitrogen Corp	288,325
27,598	*	King Pharmaceuticals, Inc	288,951
7,522		Lubrizol Corp	348,494
27,436		Mylan Laboratories, Inc	331,153
1,066		Nalco Holding Co	22,546
2,984	*	NBTY, Inc	95,667
16,176		PPG Industries, Inc	928,017
2,380	e	Rohm & Haas Co	110,527
13,278		RPM International, Inc	273,527
1,267		Scotts Miracle-Gro Co (Class A)	22,261
6,857		Sigma-Aldrich Corp	369,318
11,143	e	Valspar Corp	210,714
5,296	*	Watson Pharmaceuticals, Inc	143,892
		TOTAL CHEMICALS AND ALLIED PRODUCTS	9,143,466

COMMUNICATIONS - 2.93%
24,474	e*	Cablevision Systems Corp (Class A)	553,112
11,644	*	CenturyTel, Inc	414,410
27,853	e	Citizens Communications Co	315,853
795	e*	Clearwire Corp (Class A)	10,303
24,417	*	Crown Castle International Corp	945,670
8,098		Embarq Corp	382,792
3,100	e	Hearst-Argyle Television, Inc	59,520

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES		COMPANY	VALUE
17,721	*	IAC/InterActiveCorp	$341,661
5,249	*	Leap Wireless International, Inc	226,599
19,082	e*	Liberty Global, Inc (Class A)	599,747
14,268	*	Liberty Media Corp - Capital (Series A)	205,459
65,573	*	Liberty Media Holding Corp (Interactive A)	967,857
83,535	e	Qwest Communications International, Inc	328,293
6,604		Telephone & Data Systems, Inc	312,171
1,386	*	US Cellular Corp	78,378
25,325	e	Windstream Corp	312,511
		TOTAL COMMUNICATIONS	6,054,336

DEPOSITORY INSTITUTIONS - 5.50%
14,066	e	Associated Banc-Corp	271,333
9,293		Astoria Financial Corp	186,603
10,127	e	Bancorpsouth, Inc	177,121
5,108		Bank of Hawaii Corp	244,162
2,458	e	BOK Financial Corp	131,380
1,192	e	Capitol Federal Financial	44,831
4,426	e	City National Corp	186,202
16,620	e	Comerica, Inc	425,971
6,518		Commerce Bancshares, Inc	258,504
6,489		Cullen/Frost Bankers, Inc	323,477
54,467		Fifth Third Bancorp	554,474
791		First Citizens Bancshares, Inc (Class A)	110,337
21,608	e	First Horizon National Corp	160,547
21,252	e	Fulton Financial Corp	213,583
37,442		Hudson City Bancorp, Inc	624,533
40,422	e	Huntington Bancshares, Inc	233,235
44,222	e	Keycorp	485,558
7,257	e	M&T Bank Corp	511,909
28,614	e	Marshall & Ilsley Corp	438,653
81,511		National City Corp	388,807
37,891	e	New York Community Bancorp, Inc	675,975
2,385		Northern Trust Corp	163,539
37,728		People's United Financial, Inc	588,557
31,041		Popular, Inc	204,560
74,969		Regions Financial Corp	817,912
48,999	e	Sovereign Bancorp, Inc	360,633
28,820	e	Synovus Financial Corp	251,599
13,958	e	TCF Financial Corp	167,915
10,867	e	TFS Financial Corp	125,949
5,258		UnionBanCal Corp	212,528
13,914	e	Valley National Bancorp	219,424
9,698	e	Washington Federal, Inc	175,534
115,743		Washington Mutual, Inc	570,613
6,546		Webster Financial Corp	121,756
8,211	e	Whitney Holding Corp	150,261
7,427	e	Wilmington Trust Corp	196,370
11,879	e	Zions Bancorporation	374,070
		TOTAL DEPOSITORY INSTITUTIONS	11,348,415

EDUCATIONAL SERVICES - 0.07%
9,891	*	Career Education Corp	144,508
		TOTAL EDUCATIONAL SERVICES	144,508

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES		COMPANY	VALUE
ELECTRIC, GAS, AND SANITARY SERVICES - 13.86%
8,453		AGL Resources, Inc	$292,305
12,194		Alliant Energy Corp	417,766
42,023	*	Allied Waste Industries, Inc	530,330
23,130		Ameren Corp	976,780
44,345		American Electric Power Co, Inc	1,783,999
5,203		American Water Works Co, Inc	115,403
15,213		Aqua America, Inc	242,952
9,958		Atmos Energy Corp	274,542
13,300		Centerpoint Energy, Inc	213,465
24,881	e	CMS Energy Corp	370,727
30,103	e	Consolidated Edison, Inc	1,176,726
1,675		Constellation Energy Group, Inc	137,518
11,004	e	DPL, Inc	290,286
18,013		DTE Energy Co	764,472
54,675	*	Dynegy, Inc (Class A)	467,471
35,976		Edison International	1,848,447
60,958		El Paso Corp	1,325,227
6,485		Energen Corp	506,025
17,482		Energy East Corp	432,155
9,533	e	Great Plains Energy, Inc	240,994
10,085	e	Hawaiian Electric Industries, Inc	249,402
8,439	e	Integrys Energy Group, Inc	428,954
20,190		MDU Resources Group, Inc	703,823
8,465	e*	Mirant Corp	331,405
8,972	e	National Fuel Gas Co	533,655
30,282		NiSource, Inc	542,653
17,167		Northeast Utilities	438,274
16,093	*	NRG Energy, Inc	690,390
11,795	e	NSTAR	398,907
10,154		OGE Energy Corp	321,983
11,537		Oneok, Inc	563,352
22,240		Pepco Holdings, Inc	570,456
39,448	e	PG&E Corp	1,565,691
11,113		Pinnacle West Capital Corp	341,947
28,855		Progress Energy, Inc	1,207,005
14,318		Puget Energy, Inc	343,489
12,001		Questar Corp	852,551
38,214	*	Reliant Energy, Inc	812,812
1,488		Republic Services, Inc	44,194
12,883		SCANA Corp	476,671
27,702		Sempra Energy	1,563,778
19,019		Sierra Pacific Resources	241,731
12,540		Southern Union Co	338,831
23,269	e	TECO Energy, Inc	500,051
12,153		UGI Corp	348,913
8,428	e	Vectren Corp	263,038
12,913		Wisconsin Energy Corp	583,926
47,575		Xcel Energy, Inc	954,830
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	28,620,302

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 3.05%
12,999	*	ADC Telecommunications, Inc	191,995

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES		COMPANY	VALUE
58,599	e*	Advanced Micro Devices, Inc	$341,632
18,088	*	Atmel Corp	62,946
9,330	*	Avnet, Inc	254,522
4,888	e	AVX Corp	55,283
4,594		Cooper Industries Ltd (Class A)	181,463
5,898	e*	Cree, Inc	134,533
10,036		Eaton Corp	852,759
4,184	*	EchoStar Corp (Class A)	130,624
13,566	*	Fairchild Semiconductor International, Inc	159,129
1,630		Harman International Industries, Inc	67,466
10,412	*	Integrated Device Technology, Inc	103,495
6,922	*	International Rectifier Corp	132,902
8,965		Intersil Corp (Class A)	218,029
7,329	e*	Jarden Corp	133,681
12,212	e*	JDS Uniphase Corp	138,728
3,048		L-3 Communications Holdings, Inc	276,972
1,707		Lincoln Electric Holdings, Inc	134,341
18,149	e*	LSI Logic Corp	111,435
72,862	e*	Micron Technology, Inc	437,172
10,431	e	Molex, Inc	254,621
7,695	e*	Novellus Systems, Inc	163,057
14,638	e*	QLogic Corp	213,568
14,484		RadioShack Corp	177,719
4,372		Teleflex, Inc	243,039
43,899	e*	Tellabs, Inc	204,130
6,322	*	Thomas & Betts Corp	239,288
18,750	*	Vishay Intertechnology, Inc	166,313
8,297	e	Whirlpool Corp	512,174
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	6,293,016

ENGINEERING AND MANAGEMENT SERVICES - 0.84%
958	*	Aecom Technology Corp	31,164
873	e*	Genpact Ltd	13,025
3,544		KBR, Inc	123,721
21,751		Moody's Corp	749,104
3,111	e	Quest Diagnostics, Inc	150,790
16,937	*	SAIC, Inc	352,459
7,641	*	URS Corp	320,693
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	1,740,956

FABRICATED METAL PRODUCTS - 1.30%
2,058	e*	Alliant Techsystems, Inc	209,257
6,091		Aptargroup, Inc	255,517
9,175		Ball Corp	438,015
12,598		Commercial Metals Co	474,945
5,601		Crane Co	215,807
10,939	e	Pentair, Inc	383,084
6,365		Snap-On, Inc	331,044
8,600		Stanley Works	385,538
		TOTAL FABRICATED METAL PRODUCTS	2,693,207

FOOD AND KINDRED PRODUCTS - 4.71%
13,420		Bunge Ltd	1,445,200
12,324		Campbell Soup Co	412,361

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES		COMPANY	VALUE
35,152		Coca-Cola Enterprises, Inc	$608,130
53,846		ConAgra Foods, Inc	1,038,151
20,427	*	Constellation Brands, Inc (Class A)	405,680
8,184		Corn Products International, Inc	401,916
21,784		Del Monte Foods Co	154,666
27,638	*	Dr Pepper Snapple Group, Inc	579,845
15,487		H.J. Heinz Co	741,053
8,416	e	Hershey Co	275,876
7,845		Hormel Foods Corp	271,515
6,140		J.M. Smucker Co	249,530
7,522		McCormick & Co, Inc	268,235
12,756		Molson Coors Brewing Co (Class B)	693,033
14,858		Pepsi Bottling Group, Inc	414,835
6,409		PepsiAmericas, Inc	126,770
77,867		Sara Lee Corp	953,871
13,508	e*	Smithfield Foods, Inc	268,539
27,396		Tyson Foods, Inc (Class A)	409,296
		TOTAL FOOD AND KINDRED PRODUCTS	9,718,502

FOOD STORES - 1.02%
48,400		Safeway, Inc	1,381,820
23,439	*	Supervalu, Inc	724,031
		TOTAL FOOD STORES	2,105,851

FORESTRY - 0.73%
7,596		Rayonier, Inc	322,526
23,086		Weyerhaeuser Co	1,180,618
		TOTAL FORESTRY	1,503,144

FURNITURE AND FIXTURES - 0.54%
6,285	e	Hill-Rom Holdings, Inc	169,569
18,364	e	Leggett & Platt, Inc	307,964
39,944		Masco Corp	628,319
		TOTAL FURNITURE AND FIXTURES	1,105,852

FURNITURE AND HOME FURNISHINGS STORES - 0.38%
5,059	*	Bed Bath & Beyond, Inc	142,158
6,226	e*	Mohawk Industries, Inc	399,087
6,237	e	Steelcase, Inc (Class A)	62,557
8,873		Williams-Sonoma, Inc	176,040
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	779,842

GENERAL BUILDING CONTRACTORS - 0.84%
14,497		Centex Corp	193,825
34,884	e	DR Horton, Inc	378,491
9,499	e	KB Home	160,818
15,059	e	Lennar Corp (Class A)	185,828
4,265	e	MDC Holdings, Inc	166,591
417	e*	NVR, Inc	208,533
16,847	e	Pulte Homes, Inc	162,237
14,387	e*	Toll Brothers, Inc	269,469
		TOTAL GENERAL BUILDING CONTRACTORS	1,725,792

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES		COMPANY	VALUE
GENERAL MERCHANDISE STORES - 1.22%
6,789	e*	BJ's Wholesale Club, Inc	$262,734
14,218		Family Dollar Stores, Inc	283,507
24,496		JC Penney Co, Inc	888,960
46,524		Macy's, Inc	903,496
15,936	e*	Saks, Inc	174,977
		TOTAL GENERAL MERCHANDISE STORES	2,513,674

HEALTH SERVICES - 1.67%
15,609		AmerisourceBergen Corp	624,204
3,576	e	Brookdale Senior Living, Inc	72,807
26,673		Cigna Corp	943,957
8,241	*	Community Health Systems, Inc	271,788
13,331	*	Coventry Health Care, Inc	405,529
1,940	*	DaVita, Inc	103,072
9,769	e*	Health Management Associates, Inc (Class A)	63,596
6,705	e*	LifePoint Hospitals, Inc	189,752
10,907	e	Omnicare, Inc	285,982
755	*	Pediatrix Medical Group, Inc	37,169
22,962	e*	Tenet Healthcare Corp	127,669
5,145		Universal Health Services, Inc (Class B)	325,267
		TOTAL HEALTH SERVICES	3,450,792

HOLDING AND OTHER INVESTMENT OFFICES - 11.04%
3,512		Alexandria Real Estate Equities, Inc	341,858
20,249	e	Allied Capital Corp	281,259
10,818	e	AMB Property Corp	545,011
59,379		Annaly Mortgage Management, Inc	920,968
6,877	e	Apartment Investment & Management Co (Class A)	234,231
8,512	e	AvalonBay Communities, Inc	758,930
13,217	e	Boston Properties, Inc	1,192,438
10,598	e	Brandywine Realty Trust	167,024
5,317	e	BRE Properties, Inc (Class A)	230,120
2,153	e	Camden Property Trust	95,292
7,321	e	CBL & Associates Properties, Inc	167,212
13,226		Developers Diversified Realty Corp	459,074
2,337		Digital Realty Trust, Inc	95,607
13,419	e	Douglas Emmett, Inc	294,815
15,942		Duke Realty Corp	357,898
29,868		Equity Residential	1,143,048
2,207	e	Essex Property Trust, Inc	235,046
4,582	e	Federal Realty Investment Trust	316,158
12,286	e	General Growth Properties, Inc	430,379
22,876	e	HCP, Inc	727,686
8,796		Health Care REIT, Inc	391,422
10,376		Hospitality Properties Trust	253,797
57,666	e	Host Marriott Corp	787,141
24,895		HRPT Properties Trust	168,539
23,911		iShares Russell Midcap Value Index Fund	3,075,911
14,837	e	iStar Financial, Inc	195,997
3,110		Kilroy Realty Corp	146,263
23,897	e	Kimco Realty Corp	824,924
10,238	e	Liberty Property Trust	339,390
7,255		Mack-Cali Realty Corp	247,903
9,435		Nationwide Health Properties, Inc	297,108

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES		COMPANY	VALUE
12,779	e	Plum Creek Timber Co, Inc	$545,791
28,895		Prologis	1,570,443
14,006		Public Storage, Inc	1,131,545
7,722		Regency Centers Corp	456,525
6,455		SL Green Realty Corp	533,958
13,803		UDR, Inc	308,911
11,962		Ventas, Inc	509,222
32,455		Virgin Media, Inc	441,713
15,080		Vornado Realty Trust	1,327,040
7,818		Weingarten Realty Investors	237,042
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	22,784,639

HOTELS AND OTHER LODGING PLACES - 0.26%
5,511		Boyd Gaming Corp	69,218
2,200		Choice Hotels International, Inc	58,300
809	*	MGM Mirage	27,417
326	e	Orient-Express Hotels Ltd (Class A)	14,161
20,062		Wyndham Worldwide Corp	359,310
		TOTAL HOTELS AND OTHER LODGING PLACES	528,406

INDUSTRIAL MACHINERY AND EQUIPMENT - 3.06%
2,818	*	AGCO Corp	147,691
6,750	e	Black & Decker Corp	388,193
35,569	*	Brocade Communications Systems, Inc	293,089
5,529	e	Carlisle Cos, Inc	160,341
1,192		Diebold, Inc	42,411
2,637		Dover Corp	127,552
3,480		Flowserve Corp	475,716
5,795	*	Gardner Denver, Inc	329,156
995		IDEX Corp	36,656
28,542		Ingersoll-Rand Co Ltd (Class A)	1,068,327
4,984		ITT Industries, Inc	315,637
11,965		Jabil Circuit, Inc	196,346
6,532		Kennametal, Inc	212,617
1,174	*	Lam Research Corp	42,440
10,509	*	Lexmark International, Inc (Class A)	351,316
1,843	*	Oil States International, Inc	116,920
19,925	*	SanDisk Corp	372,598
27,882		Seagate Technology, Inc	533,383
10,596	*	Teradata Corp	245,191
11,141	*	Terex Corp	572,313
8,653		Timken Co	285,030
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	6,312,923

INSTRUMENTS AND RELATED PRODUCTS - 1.54%
1,435		Beckman Coulter, Inc	96,906
4,968	e	Cooper Cos, Inc	184,561
4,819	e	DRS Technologies, Inc	379,352
31,828	e	Eastman Kodak Co	459,278
14,127	*	Hologic, Inc	307,969
1,202		Kla-Tencor Corp	48,933
7,290		PerkinElmer, Inc	203,027
2,469		Pitney Bowes, Inc	84,193
7,074	*	Teradyne, Inc	78,309

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES		COMPANY	VALUE
99,281		Xerox Corp	$1,346,250
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	3,188,778

INSURANCE AGENTS, BROKERS AND SERVICE - 1.85%
32,984		AON Corp	1,515,285
9,322		Brown & Brown, Inc	162,110
9,452	e	Gallagher (Arthur J.) & Co	227,793
56,253		Marsh & McLennan Cos, Inc	1,493,517
977		White Mountains Insurance Group Ltd	419,133
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	3,817,838

INSURANCE CARRIERS - 8.38%
563	e*	Alleghany Corp	186,944
5,394		Allied World Assurance Holdings Ltd	213,710
8,691		American Financial Group, Inc	232,484
1,948		American National Insurance Co	190,943
5,639	*	Arch Capital Group Ltd	373,978
13,056		Assurant, Inc	861,174
12,599		Axis Capital Holdings Ltd	375,576
16,091		Cincinnati Financial Corp	408,711
3,303		CNA Financial Corp	83,070
20,381	*	Conseco, Inc	202,180
5,769	e	Endurance Specialty Holdings Ltd	177,628
3,247	e	Erie Indemnity Co (Class A)	149,849
6,838		Everest Re Group Ltd	545,057
23,612	e	Fidelity National Title Group, Inc (Class A)	297,511
10,215	e	First American Corp	269,676
47,796		Genworth Financial, Inc (Class A)	851,247
6,188		Hanover Insurance Group, Inc	262,990
11,602		HCC Insurance Holdings, Inc	245,266
11,210	*	Health Net, Inc	269,713
8,073	*	Humana, Inc	321,063
19,604	e	Leucadia National Corp	920,212
27,927		Lincoln National Corp	1,265,652
1,097	*	Markel Corp	402,599
23,610	e	MBIA, Inc	103,648
3,270	e	Mercury General Corp	152,774
15,476	e	MGIC Investment Corp	94,558
5,096	e	Nationwide Financial Services, Inc (Class A)	244,659
25,447	e	Old Republic International Corp	301,292
3,547	e	OneBeacon Insurance Group Ltd	62,321
5,471		PartnerRe Ltd	378,210
3,602	*	Philadelphia Consolidated Holding Co	122,360
28,587		Principal Financial Group	1,199,796
74,468		Progressive Corp	1,394,041
7,709		Protective Life Corp	293,327
3,743	e	Reinsurance Group Of America, Inc	162,895
7,123		RenaissanceRe Holdings Ltd	318,184
9,930		Safeco Corp	666,899
5,408		Stancorp Financial Group, Inc	253,960
9,917		Torchmark Corp	581,632
2,147		Transatlantic Holdings, Inc	121,241
4,550	e	Unitrin, Inc	125,444
38,248		UnumProvident Corp	782,172

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES		COMPANY	VALUE
14,001		W.R. Berkley Corp	$338,264
184		Wesco Financial Corp	70,288
20,575		XL Capital Ltd (Class A)	423,022
		TOTAL INSURANCE CARRIERS	17,298,220

MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.07%
2,393	e	Armstrong World Industries, Inc	69,923
16,970		Fortune Brands, Inc	1,059,098
7,915		Hasbro, Inc	282,724
1,654	*	Intrepid Potash, Inc	108,800
39,958		Mattel, Inc	684,081
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	2,204,626

MISCELLANEOUS RETAIL - 0.54%
4,104	e	Barnes & Noble, Inc	101,943
30,152	*	Office Depot, Inc	329,863
8,141	e	OfficeMax, Inc	113,160
58,388	e*	Rite Aid Corp	92,837
6,513	*	Sears Holdings Corp	479,748
		TOTAL MISCELLANEOUS RETAIL	1,117,551

MOTION PICTURES - 1.00%
64,171		CBS Corp (Class B)	1,250,693
31,050	*	Discovery Holding Co (Class A)	681,858
8,807	e	Regal Entertainment Group (Class A)	134,571
		TOTAL MOTION PICTURES	2,067,122

NONDEPOSITORY INSTITUTIONS - 1.06%
22,401		American Capital Strategies Ltd	532,472
14,233	e*	AmeriCredit Corp	122,688
17,691	e	CapitalSource, Inc	196,016
31,215	e	CIT Group, Inc	212,574
63,009		Countrywide Financial Corp	267,788
52,630		Discover Financial Services	693,137
5,875	*	SLM Corp	113,681
520		Student Loan Corp	51,002
		TOTAL NONDEPOSITORY INSTITUTIONS	2,189,358

NONMETALLIC MINERALS, EXCEPT FUELS - 0.35%
12,033		Vulcan Materials Co	719,333
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	719,333

OIL AND GAS EXTRACTION - 4.64%
32,448		BJ Services Co	1,036,389
9,147		Cimarex Energy Co	637,271
4,365	*	Encore Acquisition Co	328,204
1,114		ENSCO International, Inc	89,944
7,196	*	Exterran Holdings, Inc	514,442
9,881	e*	Forest Oil Corp	736,135
4,419	*	Global Industries Ltd	79,233
9,252	e*	Helix Energy Solutions Group, Inc	385,253
11,531		Helmerich & Payne, Inc	830,463
9,815	*	Hercules Offshore, Inc	373,166
11,391	*	Key Energy Services, Inc	221,213

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES		COMPANY	VALUE
2,449	*	Mariner Energy, Inc	$90,540
26,701	e*	Nabors Industries Ltd	1,314,490
6,513		Patterson-UTI Energy, Inc	234,729
1,370	*	PetroHawk Energy Corp	63,445
13,201		Pioneer Natural Resources Co	1,033,374
1,045	*	Plains Exploration & Production Co	76,254
5,316	*	Pride International, Inc	251,394
8,082	e	Rowan Cos, Inc	377,834
2,143	e*	SEACOR Holdings, Inc	191,820
3,987		St. Mary Land & Exploration Co	257,720
5,446	e	Tidewater, Inc	354,153
1,245	*	Unit Corp	103,298
		TOTAL OIL AND GAS EXTRACTION	9,580,764

PAPER AND ALLIED PRODUCTS - 1.40%
11,005	e	Bemis Co	246,732
52,339	*	Domtar Corporation	285,248
46,756		International Paper Co	1,089,415
19,185	e	MeadWestvaco Corp	457,370
8,686		Packaging Corp of America	186,836
31,766	*	Smurfit-Stone Container Corp	129,288
10,990		Sonoco Products Co	340,141
13,009	e	Temple-Inland, Inc	146,611
		TOTAL PAPER AND ALLIED PRODUCTS	2,881,641

PERSONAL SERVICES - 0.32%
14,541		Cintas Corp	385,482
28,831		Service Corp International	284,274
		TOTAL PERSONAL SERVICES	669,756

PETROLEUM AND COAL PRODUCTS - 1.89%
7,031		Ashland, Inc	338,894
5,878		Cabot Oil & Gas Corp	398,117
14,547	*	Newfield Exploration Co	949,192
17,798		Noble Energy, Inc	1,789,767
5,230		Sunoco, Inc	212,809
10,645		Tesoro Corp	210,452
		TOTAL PETROLEUM AND COAL PRODUCTS	3,899,231

PIPELINES, EXCEPT NATURAL GAS - 0.97%
69,889		Spectra Energy Corp	2,008,610
		TOTAL PIPELINES, EXCEPT NATURAL GAS	2,008,610

PRIMARY METAL INDUSTRIES - 0.65%
4,905		Carpenter Technology Corp	214,103
1,637	*	Century Aluminum Co	108,844
3,489		Hubbell, Inc (Class B)	139,106
2,058		Schnitzer Steel Industries, Inc (Class A)	235,847
13,518		Steel Dynamics, Inc	528,148
7,713		Titanium Metals Corp	107,905
		TOTAL PRIMARY METAL INDUSTRIES	1,333,953

PRINTING AND PUBLISHING - 1.60%
1,798		Dun & Bradstreet Corp	157,577

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES		COMPANY	VALUE
10,113	e*	EW Scripps Co (Class A)	$420,094
25,249	e	Gannett Co, Inc	547,146
17,810		McGraw-Hill Cos, Inc	714,537
4,318		Meredith Corp	122,156
15,349	e	New York Times Co (Class A)	236,221
23,443		R.R. Donnelley & Sons Co	696,023
682		Washington Post Co (Class B)	400,266
		TOTAL PRINTING AND PUBLISHING	3,294,020

RAILROAD TRANSPORTATION - 0.03%
1,645	*	Kansas City Southern Industries, Inc	72,364
		TOTAL RAILROAD TRANSPORTATION	72,364

REAL ESTATE - 0.24%
12,361	*	CB Richard Ellis Group, Inc (Class A)	237,331
3,488		Jones Lang LaSalle, Inc	209,943
1,518		St. Joe Co	52,098
		TOTAL REAL ESTATE	499,372

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.49%
9,479	*	Goodyear Tire & Rubber Co	169,011
30,575		Newell Rubbermaid, Inc	513,354
17,348	e	Sealed Air Corp	329,785
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	1,012,150

SECURITY AND COMMODITY BROKERS - 1.69%
24,714		Ameriprise Financial, Inc	1,005,118
1,189	*	Corrections Corp of America	32,662
35,968	e*	E*Trade Financial Corp	112,940
37,418		Invesco Ltd	897,284
1,536		Janus Capital Group, Inc	40,658
14,169	e	Jefferies Group, Inc	238,323
15,364		Legg Mason, Inc	669,409
5,601	e*	MF Global Ltd	35,342
6,794	e*	Nasdaq Stock Market, Inc	180,381
10,752	e	Raymond James Financial, Inc	283,745
		TOTAL SECURITY AND COMMODITY BROKERS	3,495,862

SPECIAL TRADE CONTRACTORS - 0.07%
4,140	*	Quanta Services, Inc	137,738
		TOTAL SPECIAL TRADE CONTRACTORS	137,738

STONE, CLAY, AND GLASS PRODUCTS - 0.41%
8,418	*	Owens Corning, Inc	191,510
13,144	*	Owens-Illinois, Inc	547,973
3,334	e*	USG Corp	98,586
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	838,069

TOBACCO PRODUCTS - 0.74%
9,142	*	Lorillard, Inc	632,261
16,325	e	UST, Inc	891,508
		TOTAL TOBACCO PRODUCTS	1,523,769

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES		COMPANY	VALUE
TRANSPORTATION BY AIR - 0.74%
13,676	*	AMR Corp	$70,021
10,905	*	Continental Airlines, Inc (Class B)	110,250
880		Copa Holdings S.A. (Class A)	24,781
16,063	*	Delta Air Lines, Inc	91,559
26,940	*	Northwest Airlines Corp	179,420
80,802		Southwest Airlines Co	1,053,658
		TOTAL TRANSPORTATION BY AIR	1,529,689

TRANSPORTATION EQUIPMENT - 1.95%
7,941		Autoliv, Inc	370,209
240,106	e*	Ford Motor Co	1,154,910
53,831		General Motors Corp	619,057
18,425		Genuine Parts Co	731,104
2,924		Harley-Davidson, Inc	106,024
2,493		Oshkosh Truck Corp	51,580
14,367	*	Pactiv Corp	305,011
11,561	*	Spirit Aerosystems Holdings, Inc (Class A)	221,740
2,758	e	Thor Industries, Inc	58,635
8,940	e	Trinity Industries, Inc	310,129
5,308	*	TRW Automotive Holdings Corp	98,039
		TOTAL TRANSPORTATION EQUIPMENT	4,026,438

TRANSPORTATION SERVICES - 0.09%
4,370		GATX Corp	193,722
		TOTAL TRANSPORTATION SERVICES	193,722

TRUCKING AND WAREHOUSING - 0.09%
4,211	e	Con-way, Inc	199,012
		TOTAL TRUCKING AND WAREHOUSING	199,012

WATER TRANSPORTATION - 0.48%
4,629		Alexander & Baldwin, Inc	210,851
2,702	e	Overseas Shipholding Group, Inc	214,863
15,568	e	Royal Caribbean Cruises Ltd	349,813
4,967	e	Teekay Corp	224,409
		TOTAL WATER TRANSPORTATION	999,936

WHOLESALE TRADE-DURABLE GOODS - 0.76%
12,404	*	Arrow Electronics, Inc	381,051
1,759		BorgWarner, Inc	78,064
18,232	*	Ingram Micro, Inc (Class A)	323,618
321		Martin Marietta Materials, Inc	33,252
6,936		Reliance Steel & Aluminum Co	534,696
5,010	*	Tech Data Corp	169,789
1,175	*	WESCO International, Inc	47,047
		TOTAL WHOLESALE TRADE-DURABLE GOODS	1,567,517

WHOLESALE TRADE-NONDURABLE GOODS - 0.15%
2,415		Brown-Forman Corp (Class B)	182,502
3,722	*	Dean Foods Co	73,026
1,231	*	Endo Pharmaceuticals Holdings, Inc	29,778
718	*	Henry Schein, Inc	37,019
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	322,325

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

			VALUE
		TOTAL COMMON STOCKS	$203,402,202
		(Cost $221,927,831)

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 22.12%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 1.17%
$ 2,410,000		Federal Home Loan Bank (FHLB), 07/01/08	2,410,000
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	2,410,000

SHARES		COMPANY
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 20.95%
31,265,897		State Street Navigator Securities Lending Prime Portfolio	43,245,173
			43,245,173

		TOTAL SHORT -TERM INVESTMENTS	45,655,173
		(Cost $45,655,173)

		TOTAL PORTFOLIO - 120.66%	249,057,375
		(Cost $267,583,004)	(42,637,822)
		OTHER ASSETS & LIABILITIES, NET - (20.66%)
			$206,419,553
		NET ASSETS - 100.00%

		The following abbreviations are used in portfolio descriptions:
		REIT - Real Estate Investment Trust

	*	Non-income producing
	e	All or a portion of these securities are out on loan.

		At June 30, 2008, the unrealized depreciation on investments was $18,525,629 consisting of
		gross unrealized appreciation of $11,787,310 and gross unrealized depreciation of $30,312,939.

	NUMBER OF	MARKET	EXPIRATION	UNREALIZED
OPEN FUTURES CONTRACTS:	CONTRACTS	VALUE	DATE	DEPRECIATION

E-mini S&P 400 Index	700	$ 555,520	September 2008	$ (2,757)

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
MID-CAP BLEND INDEX FUND
STATEMENT OF INVESTMENTS (unaudited)
June 30, 2008

SHARES		COMPANY	VALUE
COMMON STOCKS - 98.53%

AMUSEMENT AND RECREATION SERVICES - 0.36%
14,380	*	Activision, Inc	$489,927
1,740	e	International Speedway Corp (Class A)	67,912
3,672	*	Penn National Gaming, Inc	118,055
2,083		Warner Music Group Corp	14,873
		TOTAL AMUSEMENT AND RECREATION SERVICES	690,767

APPAREL AND ACCESSORY STORES - 1.32%
4,245		Abercrombie & Fitch Co (Class A)	266,077
8,472		American Eagle Outfitters, Inc	115,473
2,950	e*	AnnTaylor Stores Corp	70,682
7,402		Foot Locker, Inc	92,155
23,593		Gap, Inc	393,295
4,681	e*	Hanesbrands, Inc	127,042
14,922	*	Kohl's Corp	597,477
13,804		Limited Brands, Inc	232,597
8,818	e	Nordstrom, Inc	267,185
6,459		Ross Stores, Inc	229,424
5,494	e*	Urban Outfitters, Inc	171,358
		TOTAL APPAREL AND ACCESSORY STORES	2,562,765

APPAREL AND OTHER TEXTILE PRODUCTS - 0.41%
2,772		Guess ?, Inc	103,811
4,286		Jones Apparel Group, Inc	58,933
4,560	e	Liz Claiborne, Inc	64,524
2,481		Phillips-Van Heusen Corp	90,854
2,717	e	Polo Ralph Lauren Corp	170,573
4,297		VF Corp	305,860
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	794,555

AUTO REPAIR, SERVICES AND PARKING - 0.18%
944	*	Federal Mogul Corp (Class A)	15,227
15,799	*	Hertz Global Holdings, Inc	151,670
2,807		Ryder System, Inc	193,346
		TOTAL AUTO REPAIR, SERVICES AND PARKING	360,243

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.47%
4,457		Advance Auto Parts	173,065
5,567	e*	Autonation, Inc	55,781
1,993	*	Autozone, Inc	241,173
10,420	e*	Carmax, Inc	147,860
3,322	*	Copart, Inc	142,248
5,529	*	O'Reilly Automotive, Inc	123,573
1,979	e	Penske Auto Group, Inc	29,170
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	912,870

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.14%

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
6,314	e	Fastenal Co	$272,512
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	272,512

BUSINESS SERVICES - 6.60%
4,348	*	Affiliated Computer Services, Inc (Class A)	232,575
8,227	e*	Akamai Technologies, Inc	286,217
3,712	e*	Alliance Data Systems Corp	209,914
9,522	*	Amdocs Ltd	280,137
3,756	*	Ansys, Inc	176,983
10,828	*	Autodesk, Inc	366,095
5,155	e*	Avis Budget Group, Inc	43,147
9,254	*	BMC Software, Inc	333,144
1,966		Brink's Co	128,616
18,825		CA, Inc	434,669
12,690	*	Cadence Design Systems, Inc	128,169
3,184	e*	Cerner Corp	143,853
2,981	*	ChoicePoint, Inc	143,684
8,896	*	Citrix Systems, Inc	261,631
1,960	e*	Clear Channel Outdoor Holdings, Inc (Class A)	34,947
13,920	*	Cognizant Technology Solutions Corp (Class A)	452,539
7,326	*	Computer Sciences Corp	343,150
13,156	*	Compuware Corp	125,508
6,172	*	Convergys Corp	91,716
2,142	e*	DST Systems, Inc	117,917
15,321	*	Electronic Arts, Inc	680,712
25,783		Electronic Data Systems Corp	635,293
6,342		Equifax, Inc	213,218
1,584	*	Equinix, Inc	141,324
10,057	*	Expedia, Inc	184,848
4,070	e*	F5 Networks, Inc	115,669
2,075	e	Factset Research Systems, Inc	116,947
9,376		Fidelity National Information Services, Inc	346,068
7,945	*	Fiserv, Inc	360,465
2,415	*	Getty Images, Inc	81,941
8,507	e*	HLTH Corp	96,299
2,098	*	IHS, Inc (Class A)	146,021
8,878		IMS Health, Inc	206,857
22,719	e*	Interpublic Group of Cos, Inc	195,383
15,557	*	Intuit, Inc	428,906
8,498	*	Iron Mountain, Inc	225,622
25,325	*	Juniper Networks, Inc	561,709
2,605	e*	Kinetic Concepts, Inc	103,966
3,944	e*	Lamar Advertising Co (Class A)	142,102
3,853		Manpower, Inc	224,399
7,810	*	McAfee, Inc	265,774
6,096	e*	Monster Worldwide, Inc	125,639
4,747	*	NAVTEQ Corp	365,519
8,102	*	NCR Corp	204,170
16,675	*	Novell, Inc	98,216
8,344	*	Nuance Communications, Inc	130,750
9,358	e*	Red Hat, Inc	193,617
7,122		Robert Half International, Inc	170,714
5,095	*	Salesforce.com, Inc	347,632
1,372	*	Sohu.com, Inc	96,644

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
37,832	*	Sun Microsystems, Inc	$411,612
7,160	*	Synopsys, Inc	171,196
7,926		Total System Services, Inc	176,116
16,513	*	Unisys Corp	65,226
4,068	*	United Rentals, Inc	79,773
9,409	e*	VeriSign, Inc	355,660
418	e*	WebMD Health Corp (Class A)	11,662
		TOTAL BUSINESS SERVICES	12,812,280

CHEMICALS AND ALLIED PRODUCTS - 4.86%
374	*	Abraxis Bioscience, Inc	23,734
4,363		Albemarle Corp	174,127
4,194		Alberto-Culver Co	110,176
1,837	e*	APP Pharmaceuticals, Inc	30,715
4,838		Avery Dennison Corp	212,533
20,684		Avon Products, Inc	745,038
5,296	*	Barr Pharmaceuticals, Inc	238,744
4,774	*	BioMarin Pharmaceuticals, Inc	138,351
3,160		Cabot Corp	76,820
7,317		Celanese Corp (Series A)	334,094
3,230	e*	Cephalon, Inc	215,409
2,732		CF Industries Holdings, Inc	417,450
3,284	*	Charles River Laboratories International, Inc	209,913
11,735		Chemtura Corp	68,532
3,346		Church & Dwight Co, Inc	188,547
6,685		Clorox Co	348,957
2,094		Cytec Industries, Inc	114,249
3,694		Eastman Chemical Co	254,369
8,457		Ecolab, Inc	363,566
4,744	e	Estee Lauder Cos (Class A)	220,359
3,768		FMC Corp	291,794
14,769	*	Forest Laboratories, Inc	513,075
7,679	*	Hospira, Inc	308,005
7,862		Huntsman Corp	89,627
2,921	*	Idexx Laboratories, Inc	142,370
2,827	e*	ImClone Systems, Inc	114,380
3,934		International Flavors & Fragrances, Inc	153,662
3,759	*	Inverness Medical Innovations, Inc	124,686
4,464	e*	Invitrogen Corp	175,257
11,810	*	King Pharmaceuticals, Inc	123,651
3,410		Lubrizol Corp	157,985
14,619	e	Mylan Laboratories, Inc	176,451
7,021	e	Nalco Holding Co	148,494
2,533	*	NBTY, Inc	81,208
3,777		Perrigo Co	119,995
7,953		PPG Industries, Inc	456,264
6,420		Rohm & Haas Co	298,145
5,970		RPM International, Inc	122,982
1,941		Scotts Miracle-Gro Co (Class A)	34,103
5,162	e*	Sepracor, Inc	102,827
5,013	e	Sherwin-Williams Co	230,247
6,367		Sigma-Aldrich Corp	342,927
5,083	e	Valspar Corp	96,120
4,074	*	VCA Antech, Inc	113,176

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
6,632	*	Vertex Pharmaceuticals, Inc	$221,973
4,473	e*	Warner Chilcott Ltd (Class A)	75,817
4,990	*	Watson Pharmaceuticals, Inc	135,578
		TOTAL CHEMICALS AND ALLIED PRODUCTS	9,436,482

COAL MINING - 1.15%
3,407	*	Alpha Natural Resources, Inc	355,316
6,905	e	Arch Coal, Inc	518,082
8,818		Consol Energy, Inc	990,879
3,979		Massey Energy Co	373,031
		TOTAL COAL MINING	2,237,308

COMMUNICATIONS - 3.61%
19,370	*	American Tower Corp (Class A)	818,383
10,679	e*	Cablevision Systems Corp (Class A)	241,345
1,661	*	Central European Media Enterprises Ltd (Class A)	150,370
5,263	*	CenturyTel, Inc	187,310
15,718	e*	Citizens Communications Co	178,242
3,234	e*	Clearwire Corp (Class A)	41,913
13,609	*	Crown Castle International Corp	527,077
2,551	*	CTC Media, Inc	62,908
10,117	*	DISH Network Corp (Class A)	296,226
7,317		Embarq Corp	345,875
3,966		Global Payments, Inc	184,816
1,041	e	Hearst-Argyle Television, Inc	19,987
8,779	*	IAC/InterActiveCorp	169,259
2,465	e*	Leap Wireless International, Inc	106,414
74,120	e*	Level 3 Communications, Inc	218,654
16,089	e*	Liberty Global, Inc (Class A)	505,677
6,611	*	Liberty Media Corp - Capital (Series A)	95,198
24,984	*	Liberty Media Corp - Entertainment (Series A)	605,362
28,782	*	Liberty Media Holding Corp (Interactive A)	424,822
11,802	e*	MetroPCS Communications, Inc	209,013
3,844	e*	NeuStar, Inc (Class A)	82,877
8,191	*	NII Holdings, Inc	388,991
73,573	e	Qwest Communications International, Inc	289,142
5,328	*	SBA Communications Corp (Class A)	191,861
4,962		Telephone & Data Systems, Inc	234,554
851	*	US Cellular Corp	48,124
21,946	e	Windstream Corp	270,814
15,486	e*	XM Satellite Radio Holdings, Inc (Class A)	121,410
		TOTAL COMMUNICATIONS	7,016,624

DEPOSITORY INSTITUTIONS - 3.03%
6,174	e	Associated Banc-Corp	119,096
3,999		Astoria Financial Corp	80,300
4,145	e	Bancorpsouth, Inc	72,496
2,392		Bank of Hawaii Corp	114,338
1,074	e	BOK Financial Corp	57,405
1,080	e	Capitol Federal Financial	40,619
2,041	e	City National Corp	85,865
7,554	e	Comerica, Inc	193,609
2,861	e	Commerce Bancshares, Inc	113,467
2,890	e	Cullen/Frost Bankers, Inc	144,067

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
23,000		Fifth Third Bancorp	$234,140
300		First Citizens Bancshares, Inc (Class A)	41,847
10,384	e	First Horizon National Corp	77,153
8,231	e	Fulton Financial Corp	82,722
25,160		Hudson City Bancorp, Inc	419,669
17,971	e	Huntington Bancshares, Inc	103,693
19,245	e	Keycorp	211,310
3,185	e	M&T Bank Corp	224,670
12,533	e	Marshall & Ilsley Corp	192,131
4,077	*	Metavante Technologies, Inc	92,222
36,413		National City Corp	173,690
16,523	e	New York Community Bancorp, Inc	294,770
10,628		Northern Trust Corp	728,762
16,689		People's United Financial, Inc	260,348
13,608		Popular, Inc	89,677
32,583		Regions Financial Corp	355,481
21,495	e	Sovereign Bancorp, Inc	158,203
12,992	e	Synovus Financial Corp	113,420
6,480	e	TCF Financial Corp	77,954
5,188	e	TFS Financial Corp	60,129
2,296		UnionBanCal Corp	92,804
6,313	e	Valley National Bancorp	99,556
4,170	e	Washington Federal, Inc	75,477
51,011		Washington Mutual, Inc	251,484
2,735		Webster Financial Corp	50,871
3,281	e	Whitney Holding Corp	60,042
3,160	e	Wilmington Trust Corp	83,550
5,318	e	Zions Bancorporation	167,464
		TOTAL DEPOSITORY INSTITUTIONS	5,894,501

EATING AND DRINKING PLACES - 1.17%
5,184		Brinker International, Inc	97,978
3,204		Burger King Holdings, Inc	85,835
1,595	*	Chipotle Mexican Grill, Inc (Class A)	131,779
6,929		Darden Restaurants, Inc	221,312
35,129	*	Starbucks Corp	552,930
8,954	e	Tim Hortons, Inc	256,890
4,088	e	Wendy's International, Inc	111,275
23,022		Yum! Brands, Inc	807,842
		TOTAL EATING AND DRINKING PLACES	2,265,841

EDUCATIONAL SERVICES - 0.42%
6,594	*	Apollo Group, Inc (Class A)	291,850
4,528	e*	Career Education Corp	66,154
2,968		DeVry, Inc	159,144
1,972	e*	ITT Educational Services, Inc	162,946
660		Strayer Education, Inc	137,986
		TOTAL EDUCATIONAL SERVICES	818,080

ELECTRIC, GAS, AND SANITARY SERVICES - 8.86%
32,329	*	AES Corp	621,040
3,850		AGL Resources, Inc	133,133
8,019		Allegheny Energy, Inc	401,832
5,535		Alliant Energy Corp	189,629

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
18,250	*	Allied Waste Industries, Inc	$230,315
10,025		Ameren Corp	423,356
19,311		American Electric Power Co, Inc	776,882
2,975		American Water Works Co, Inc	65,986
6,300		Aqua America, Inc	100,611
4,302		Atmos Energy Corp	118,606
17,161	*	Calpine Corp	387,152
15,405		Centerpoint Energy, Inc	247,250
10,877	e	CMS Energy Corp	162,067
13,331	e	Consolidated Edison, Inc	521,109
8,676		Constellation Energy Group, Inc	712,300
5,784	*	Covanta Holding Corp	154,375
5,492	e	DPL, Inc	144,879
7,826		DTE Energy Co	332,135
23,994	*	Dynegy, Inc (Class A)	205,149
15,953		Edison International	819,665
33,906		El Paso Corp	737,116
3,452		Energen Corp	269,360
7,651		Energy East Corp	189,133
4,289	e	Great Plains Energy, Inc	108,426
4,073	e	Hawaiian Electric Industries, Inc	100,725
3,726	e	Integrys Energy Group, Inc	189,393
8,805		MDU Resources Group, Inc	306,942
10,036	e*	Mirant Corp	392,909
4,042	e	National Fuel Gas Co	240,418
13,276		NiSource, Inc	237,906
7,310		Northeast Utilities	186,624
11,508	*	NRG Energy, Inc	493,693
5,179		NSTAR	175,154
4,440		OGE Energy Corp	140,792
5,029		Oneok, Inc	245,566
9,600		Pepco Holdings, Inc	246,240
17,019	e	PG&E Corp	675,484
4,778		Pinnacle West Capital Corp	147,019
18,170		PPL Corp	949,746
12,704		Progress Energy, Inc	531,408
6,360		Puget Energy, Inc	152,576
8,347		Questar Corp	592,971
16,538	*	Reliant Energy, Inc	351,763
7,709		Republic Services, Inc	228,957
5,758		SCANA Corp	213,046
12,283		Sempra Energy	693,375
11,324		Sierra Pacific Resources	143,928
5,035		Southern Union Co	136,046
4,323	*	Stericycle, Inc	223,499
10,151	e	TECO Energy, Inc	218,145
5,199		UGI Corp	149,263
3,710	e	Vectren Corp	115,789
5,696		Wisconsin Energy Corp	257,573
21,279		Xcel Energy, Inc	427,070
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	17,215,526

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 5.89%
5,479	*	ADC Telecommunications, Inc	80,925

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
29,340	e*	Advanced Micro Devices, Inc	$171,052
14,881		Altera Corp	308,037
5,236		Ametek, Inc	247,244
8,500		Amphenol Corp (Class A)	381,480
14,059		Analog Devices, Inc	446,654
20,647	*	Atmel Corp	71,852
7,239	*	Avnet, Inc	197,480
2,601	e	AVX Corp	29,417
24,545	*	Broadcom Corp (Class A)	669,833
4,117	e*	Ciena Corp	95,391
8,431		Cooper Industries Ltd (Class A)	333,025
4,200	e*	Cree, Inc	95,802
7,390	*	Cypress Semiconductor Corp	182,903
2,445	*	Dolby Laboratories, Inc (Class A)	98,534
7,962		Eaton Corp	676,531
2,016	e*	EchoStar Corp (Class A)	62,940
2,696	*	Energizer Holdings, Inc	197,051
6,136	*	Fairchild Semiconductor International, Inc	71,975
2,980	e	Harman International Industries, Inc	123,342
6,502		Harris Corp	328,286
8,694	*	Integrated Device Technology, Inc	86,418
3,511	*	International Rectifier Corp	67,411
6,134		Intersil Corp (Class A)	149,179
3,284	e*	Jarden Corp	59,900
10,626	e*	JDS Uniphase Corp	120,711
5,944		L-3 Communications Holdings, Inc	540,131
2,076		Lincoln Electric Holdings, Inc	163,381
10,999	e	Linear Technology Corp	358,237
31,857	e*	LSI Logic Corp	195,602
23,360	*	Marvell Technology Group Ltd	412,538
10,861	*	MEMC Electronic Materials, Inc	668,386
9,210		Microchip Technology, Inc	281,273
37,740	e*	Micron Technology, Inc	226,440
6,490	e	Molex, Inc	158,421
12,118		National Semiconductor Corp	248,904
16,665	*	NetApp, Inc	360,964
4,867	e*	Novellus Systems, Inc	103,132
26,357	*	Nvidia Corp	493,403
18,658	*	ON Semiconductor Corp	171,094
6,432	e*	QLogic Corp	93,843
6,744		RadioShack Corp	82,749
5,187	e*	Rambus, Inc	98,916
2,362	*	Silicon Laboratories, Inc	85,245
71,290	e*	Sirius Satellite Radio, Inc	136,877
1,953	e*	Sunpower Corp (Class A)	140,577
1,803		Teleflex, Inc	100,229
19,115	e*	Tellabs, Inc	88,885
2,876	*	Thomas & Betts Corp	108,857
3,681	*	Varian Semiconductor Equipment Associates, Inc	128,172
8,963	*	Vishay Intertechnology, Inc	79,502
3,640	e	Whirlpool Corp	224,697
13,533		Xilinx, Inc	341,708
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	11,445,536

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
ENGINEERING AND MANAGEMENT SERVICES - 2.45%
4,908	*	Aecom Technology Corp	$159,657
6,446	e*	Amylin Pharmaceuticals, Inc	163,664
1,794		Corporate Executive Board Co	75,438
4,263		Fluor Corp	793,259
2,958	e*	Genpact Ltd	44,133
2,457	*	Gen-Probe, Inc	116,658
4,633	*	Hewitt Associates, Inc (Class A)	177,583
5,903	*	Jacobs Engineering Group, Inc	476,372
8,430		KBR, Inc	294,291
10,910	*	McDermott International, Inc	675,220
9,548		Moody's Corp	328,833
15,494		Paychex, Inc	484,652
7,548	e	Quest Diagnostics, Inc	365,852
8,721	*	SAIC, Inc	181,484
3,913	*	Shaw Group, Inc	241,784
4,087	*	URS Corp	171,531
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	4,750,411

FABRICATED METAL PRODUCTS - 1.13%
1,611	e*	Alliant Techsystems, Inc	163,806
3,282		Aptargroup, Inc	137,680
4,739		Ball Corp	226,240
5,540		Commercial Metals Co	208,858
2,366		Crane Co	91,162
8,054	*	Crown Holdings, Inc	209,323
8,128		Parker Hannifin Corp	579,689
4,889	e	Pentair, Inc	171,213
2,806		Snap-On, Inc	145,940
3,794		Stanley Works	170,085
917		Valmont Industries, Inc	95,634
		TOTAL FABRICATED METAL PRODUCTS	2,199,630

FOOD AND KINDRED PRODUCTS - 2.66%
5,844		Bunge Ltd	629,340
10,575		Campbell Soup Co	353,840
15,157		Coca-Cola Enterprises, Inc	262,216
23,630		ConAgra Foods, Inc	455,586
9,287	*	Constellation Brands, Inc (Class A)	184,440
3,483		Corn Products International, Inc	171,050
9,463		Del Monte Foods Co	67,187
12,210	*	Dr Pepper Snapple Group, Inc	256,166
15,272		H.J. Heinz Co	730,765
3,384	e*	Hansen Natural Corp	97,527
7,451	e	Hershey Co	244,244
3,604		Hormel Foods Corp	124,734
2,762		J.M. Smucker Co	112,248
5,453		McCormick & Co, Inc	194,454
5,706		Molson Coors Brewing Co (Class B)	310,007
6,943		Pepsi Bottling Group, Inc	193,849
2,925		PepsiAmericas, Inc	57,857
34,229		Sara Lee Corp	419,305
5,341	e*	Smithfield Foods, Inc	106,179

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
13,200		Tyson Foods, Inc (Class A)	$197,208
		TOTAL FOOD AND KINDRED PRODUCTS	5,168,202

FOOD STORES - 0.59%
1,220	e*	Panera Bread Co (Class A)	56,437
21,383		Safeway, Inc	610,485
10,143	*	Supervalu, Inc	313,317
7,125	e	Whole Foods Market, Inc	168,791
		TOTAL FOOD STORES	1,149,030

FORESTRY - 0.35%
3,949		Rayonier, Inc	167,675
10,222		Weyerhaeuser Co	522,753
		TOTAL FORESTRY	690,428

FURNITURE AND FIXTURES - 0.25%
3,067	e	Hill-Rom Holdings, Inc	82,748
8,123	e	Leggett & Platt, Inc	136,223
17,529		Masco Corp	275,731
		TOTAL FURNITURE AND FIXTURES	494,702

FURNITURE AND HOMEFURNISHINGS STORES - 0.49%
12,545	e*	Bed Bath & Beyond, Inc	352,515
7,845	*	GameStop Corp (Class A)	316,938
2,600	e*	Mohawk Industries, Inc	166,660
3,003	e	Steelcase, Inc (Class A)	30,120
4,451	e	Williams-Sonoma, Inc	88,308
		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	954,541

GENERAL BUILDING CONTRACTORS - 0.55%
5,841		Centex Corp	78,094
15,474	e	DR Horton, Inc	167,893
3,974	e	KB Home	67,280
6,659	e	Lennar Corp (Class A)	82,172
1,693		MDC Holdings, Inc	66,129
214	e*	NVR, Inc	107,017
10,611	e	Pulte Homes, Inc	102,184
6,065	e*	Toll Brothers, Inc	113,597
2,539		Walter Industries, Inc	276,167
		TOTAL GENERAL BUILDING CONTRACTORS	1,060,533

GENERAL MERCHANDISE STORES - 0.97%
4,077	e*	Big Lots, Inc	127,365
2,954	e*	BJ's Wholesale Club, Inc	114,320
6,896	e	Family Dollar Stores, Inc	137,506
10,752		JC Penney Co, Inc	390,190
20,174		Macy's, Inc	391,779
6,700	e*	Saks, Inc	73,566
20,583		TJX Cos, Inc	647,747
		TOTAL GENERAL MERCHANDISE STORES	1,882,473

HEALTH SERVICES - 2.03%
7,805		AmerisourceBergen Corp	312,122
2,023	e	Brookdale Senior Living, Inc	41,188
13,611		Cigna Corp	481,693

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
4,635	*	Community Health Systems, Inc	$152,862
3,098	*	Covance, Inc	266,490
7,368	*	Coventry Health Care, Inc	224,135
5,182	*	DaVita, Inc	275,320
2,659	*	Edwards Lifesciences Corp	164,964
10,199	*	Express Scripts, Inc	639,681
11,753	e*	Health Management Associates, Inc (Class A)	76,512
5,492	*	Laboratory Corp of America Holdings	382,408
2,868	e*	LifePoint Hospitals, Inc	81,164
3,609	*	Lincare Holdings, Inc	102,496
5,164	e	Omnicare, Inc	135,400
2,338	*	Pediatrix Medical Group, Inc	115,100
5,198		Pharmaceutical Product Development, Inc	222,994
22,401	e*	Tenet Healthcare Corp	124,550
2,170		Universal Health Services, Inc (Class B)	137,187
		TOTAL HEALTH SERVICES	3,936,266

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.26%
6,986	*	Foster Wheeler Ltd	511,026
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	511,026

HOLDING AND OTHER INVESTMENT OFFICES - 8.10%
1,970	*	Affiliated Managers Group, Inc	177,418
1,435		Alexandria Real Estate Equities, Inc	139,683
7,650	e	Allied Capital Corp	106,259
4,823	e	AMB Property Corp	242,983
26,000		Annaly Mortgage Management, Inc	403,260
4,445	e	Apartment Investment & Management Co (Class A)	151,397
3,731	e	AvalonBay Communities, Inc	332,656
5,802	e	Boston Properties, Inc	523,456
4,348	e	Brandywine Realty Trust	68,524
2,375	e	BRE Properties, Inc (Class A)	102,790
2,479	e	Camden Property Trust	109,721
3,235	e	CBL & Associates Properties, Inc	73,887
5,807		Developers Diversified Realty Corp	201,561
3,204		Digital Realty Trust, Inc	131,076
5,730	e	Douglas Emmett, Inc	125,888
7,035		Duke Realty Corp	157,936
13,192		Equity Residential	504,858
1,217	e	Essex Property Trust, Inc	129,611
2,942	e	Federal Realty Investment Trust	202,998
11,222	e	General Growth Properties, Inc	393,107
11,130	e	HCP, Inc	354,045
4,422		Health Care REIT, Inc	196,779
4,521		Hospitality Properties Trust	110,584
25,317	e	Host Marriott Corp	345,577
10,450		HRPT Properties Trust	70,747
59,467	e	iShares Russell Midcap Index Fund	5,698,128
6,629	e	iStar Financial, Inc	87,569
1,533	e	Kilroy Realty Corp	72,097
10,400	e	Kimco Realty Corp	359,008
4,399	e	Liberty Property Trust	145,827
3,506	e	Macerich Co	217,828
3,184		Mack-Cali Realty Corp	108,797

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
4,670		Nationwide Health Properties, Inc	$147,058
8,468	e	Plum Creek Timber Co, Inc	361,668
12,596		Prologis	684,593
6,148		Public Storage, Inc	496,697
3,427		Regency Centers Corp	202,604
2,840		SL Green Realty Corp	234,925
2,617	e	Taubman Centers, Inc	127,317
6,197	e	UDR, Inc	138,689
6,519		Ventas, Inc	277,514
13,879		Virgin Media, Inc	188,893
6,563		Vornado Realty Trust	577,544
3,011		WABCO Holdings, Inc	139,891
3,721	e	Weingarten Realty Investors	112,821
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	15,736,269

HOTELS AND OTHER LODGING PLACES - 0.77%
2,921	e	Boyd Gaming Corp	36,688
1,473	e	Choice Hotels International, Inc	39,035
14,008		Marriott International, Inc (Class A)	367,570
6,011	*	MGM Mirage	203,713
1,935	e	Orient-Express Hotels Ltd (Class A)	84,056
9,111		Starwood Hotels & Resorts Worldwide, Inc	365,078
8,845		Wyndham Worldwide Corp	158,414
2,987	e	Wynn Resorts Ltd	242,992
		TOTAL HOTELS AND OTHER LODGING PLACES	1,497,546

INDUSTRIAL MACHINERY AND EQUIPMENT - 5.05%
4,463	*	AGCO Corp	233,906
3,061	e	Black & Decker Corp	176,038
18,246	*	Brocade Communications Systems, Inc	150,347
3,628		Bucyrus International, Inc (Class A)	264,917
3,006	e	Carlisle Cos, Inc	87,174
9,931		Cummins, Inc	650,679
3,186		Diebold, Inc	113,358
3,861		Donaldson Co, Inc	172,355
9,284		Dover Corp	449,067
4,103	*	Dresser-Rand Group, Inc	160,427
2,790		Flowserve Corp	381,393
6,282	*	FMC Technologies, Inc	483,274
2,639	*	Gardner Denver, Inc	149,895
3,091	e	Graco, Inc	117,674
3,807		IDEX Corp	140,250
15,201		Ingersoll-Rand Co Ltd (Class A)	568,975
15,007		International Game Technology	374,875
8,794		ITT Industries, Inc	556,924
9,988		Jabil Circuit, Inc	163,903
5,260		Joy Global, Inc	398,866
3,777		Kennametal, Inc	122,941
5,975	*	Lam Research Corp	215,996
2,452		Lennox International, Inc	71,010
4,599	*	Lexmark International, Inc (Class A)	153,745
6,144	e	Manitowoc Co, Inc	199,864
2,373	*	Oil States International, Inc	150,543
5,898		Pall Corp	234,033

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
7,227		Rockwell Automation, Inc	$316,037
11,049	*	SanDisk Corp	206,616
3,139	e*	Scientific Games Corp (Class A)	92,977
23,879		Seagate Technology, Inc	456,805
2,535		SPX Corp	333,936
8,482	*	Teradata Corp	196,273
5,021	*	Terex Corp	257,929
4,001		Timken Co	131,793
1,977	e	Toro Co	65,775
6,250	*	Varian Medical Systems, Inc	324,063
10,748	*	Western Digital Corp	371,128
3,283	*	Zebra Technologies Corp (Class A)	107,157
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	9,802,918

INSTRUMENTS AND RELATED PRODUCTS - 4.59%
2,646	e*	Advanced Medical Optics, Inc	49,586
17,690	*	Agilent Technologies, Inc	628,703
14,896		Allergan, Inc	775,337
8,277		Applied Biosystems, Inc	277,114
4,812		Bard (C.R.), Inc	423,215
3,007		Beckman Coulter, Inc	203,063
2,088	e	Cooper Cos, Inc	77,569
7,212		Dentsply International, Inc	265,402
2,024	e	DRS Technologies, Inc	159,329
13,932	e	Eastman Kodak Co	201,039
6,657	*	Flir Systems, Inc	270,074
6,210	e	Garmin Ltd	266,036
2,877		Hillenbrand, Inc	61,568
12,399	*	Hologic, Inc	270,298
2,750	*	Illumina, Inc	239,553
1,876	*	Intuitive Surgical, Inc	505,394
1,602	*	Itron, Inc	157,557
8,225		Kla-Tencor Corp	334,840
1,669	*	Mettler-Toledo International, Inc	158,321
2,651	*	Millipore Corp	179,897
2,780		National Instruments Corp	78,869
5,796		PerkinElmer, Inc	161,419
10,050		Pitney Bowes, Inc	342,705
3,800	e*	Resmed, Inc	135,812
7,790		Rockwell Collins, Inc	373,608
4,304		Roper Industries, Inc	283,548
16,381	*	St. Jude Medical, Inc	669,655
1,963	*	Techne Corp	151,917
8,806	*	Teradyne, Inc	97,482
5,856	e*	Trimble Navigation Ltd	209,059
4,882	*	Waters Corp	314,889
43,582		Xerox Corp	590,972
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	8,913,830

INSURANCE AGENTS, BROKERS AND SERVICE - 0.88%
14,477		AON Corp	665,073
5,274		Brown & Brown, Inc	91,715
4,510	e	Gallagher (Arthur J.) & Co	108,691
24,790		Marsh & McLennan Cos, Inc	658,175

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
440		White Mountains Insurance Group Ltd	$188,760
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	1,712,414

INSURANCE CARRIERS - 4.10%
246	e*	Alleghany Corp	81,684
2,348		Allied World Assurance Holdings Ltd	93,028
3,867		American Financial Group, Inc	103,442
745		American National Insurance Co	73,025
2,222	*	Arch Capital Group Ltd	147,363
5,853		Assurant, Inc	386,064
7,212		Axis Capital Holdings Ltd	214,990
7,058		Cincinnati Financial Corp	179,273
1,580		CNA Financial Corp	39,737
8,803	*	Conseco, Inc	87,326
2,590	e	Endurance Specialty Holdings Ltd	79,746
1,549	e	Erie Indemnity Co (Class A)	71,486
3,094		Everest Re Group Ltd	246,623
10,888	e	Fidelity National Title Group, Inc (Class A)	137,189
4,440	e	First American Corp	117,216
20,977		Genworth Financial, Inc (Class A)	373,600
2,494		Hanover Insurance Group, Inc	105,995
5,430		HCC Insurance Holdings, Inc	114,790
5,307	*	Health Net, Inc	127,686
8,109	*	Humana, Inc	322,495
8,511	e	Leucadia National Corp	399,506
12,247		Lincoln National Corp	555,034
495	*	Markel Corp	181,665
10,851	e	MBIA, Inc	47,636
1,320	e	Mercury General Corp	61,670
5,688	e	MGIC Investment Corp	34,754
2,237	e	Nationwide Financial Services, Inc (Class A)	107,398
10,837		Old Republic International Corp	128,310
1,290	e	OneBeacon Insurance Group Ltd	22,665
2,632		PartnerRe Ltd	181,950
2,688	*	Philadelphia Consolidated Holding Co	91,311
12,549		Principal Financial Group	526,682
32,281		Progressive Corp	604,300
3,280		Protective Life Corp	124,804
1,450		Reinsurance Group Of America, Inc	63,104
3,211		RenaissanceRe Holdings Ltd	143,435
4,344		Safeco Corp	291,743
2,450		Stancorp Financial Group, Inc	115,052
4,352		Torchmark Corp	255,245
1,319		Transatlantic Holdings, Inc	74,484
2,080		Unitrin, Inc	57,346
16,789		UnumProvident Corp	343,335
6,949		W.R. Berkley Corp	167,888
2,006	*	WellCare Health Plans, Inc	72,517
79		Wesco Financial Corp	30,178
8,781		XL Capital Ltd (Class A)	180,537
		TOTAL INSURANCE CARRIERS	7,965,307

LEATHER AND LEATHER PRODUCTS - 0.25%
16,537	*	Coach, Inc	477,589
		TOTAL LEATHER AND LEATHER PRODUCTS	477,589

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
LEGAL SERVICES - 0.09%
2,429	*	FTI Consulting, Inc	$166,289
		TOTAL LEGAL SERVICES	166,289

METAL MINING - 0.47%
4,386		Cleveland-Cliffs, Inc	522,767
2,225		Foundation Coal Holdings, Inc	197,091
1,305	e*	Patriot Coal Corp	200,043
		TOTAL METAL MINING	919,901

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.57%
1,027	e	Armstrong World Industries, Inc	30,009
7,394		Fortune Brands, Inc	461,460
5,972		Hasbro, Inc	213,320
1,671	*	Intrepid Potash, Inc	109,918
17,540		Mattel, Inc	300,285
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	1,114,992

MISCELLANEOUS RETAIL - 0.71%
1,754	e	Barnes & Noble, Inc	43,569
3,776	e*	Dick's Sporting Goods, Inc	66,986
4,451	*	Dollar Tree, Inc	145,503
2,174		MSC Industrial Direct Co (Class A)	95,895
13,564	*	Office Depot, Inc	148,390
3,735	e	OfficeMax, Inc	51,917
5,938		Petsmart, Inc	118,463
1,867	*	Priceline.com, Inc	215,564
24,657	e*	Rite Aid Corp	39,205
2,861	*	Sears Holdings Corp	210,741
6,149	e	Tiffany & Co	250,572
		TOTAL MISCELLANEOUS RETAIL	1,386,805

MOTION PICTURES - 0.53%
28,404		CBS Corp (Class B)	553,594
13,568	*	Discovery Holding Co (Class A)	297,953
3,853	*	DreamWorks Animation SKG, Inc (Class A)	114,858
3,690	e	Regal Entertainment Group (Class A)	56,383
		TOTAL MOTION PICTURES	1,022,788

NONDEPOSITORY INSTITUTIONS - 1.00%
9,830		American Capital Strategies Ltd	233,659
5,862	e*	AmeriCredit Corp	50,530
7,319	e	CapitalSource, Inc	81,095
13,911	e	CIT Group, Inc	94,734
28,268		Countrywide Financial Corp	120,139
23,234		Discover Financial Services	305,992
2,100	e	GLG Partners, Inc	16,380
22,629	*	SLM Corp	437,871
211		Student Loan Corp	20,695
12,060		Textron, Inc	578,036
		TOTAL NONDEPOSITORY INSTITUTIONS	1,939,131

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
NONMETALLIC MINERALS, EXCEPT FUELS - 0.16%
5,279	e	Vulcan Materials Co	$315,579
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	315,579

OIL AND GAS EXTRACTION - 6.63%
1,355	*	Atwood Oceanics, Inc	168,481
14,241		BJ Services Co	454,858
10,664	*	Cameron International Corp	590,252
4,037		Cimarex Energy Co	281,258
1,484	*	CNX Gas Corp	62,387
1,480	e*	Continental Resources, Inc	102,594
11,984	*	Denbury Resources, Inc	437,416
3,370		Diamond Offshore Drilling, Inc	468,902
2,583	*	Encore Acquisition Co	194,216
6,996		ENSCO International, Inc	564,857
6,457		Equitable Resources, Inc	445,920
3,118	*	Exterran Holdings, Inc	222,906
4,287	e*	Forest Oil Corp	319,382
5,586	*	Global Industries Ltd	100,157
4,425	e*	Helix Energy Solutions Group, Inc	184,257
5,043		Helmerich & Payne, Inc	363,197
4,305	*	Hercules Offshore, Inc	163,676
6,071	*	Key Energy Services, Inc	117,899
4,169	*	Mariner Energy, Inc	154,128
13,643	e*	Nabors Industries Ltd	671,645
12,974	d	Noble Corp	842,791
2,690	*	Oceaneering International, Inc	207,265
7,443	e	Patterson-UTI Energy, Inc	268,246
10,566	*	PetroHawk Energy Corp	489,311
5,794		Pioneer Natural Resources Co	453,554
5,263	*	Plains Exploration & Production Co	384,041
8,044	*	Pride International, Inc	380,401
4,966	e*	Quicksilver Resources, Inc	191,886
7,479		Range Resources Corp	490,174
5,566		Rowan Cos, Inc	260,211
1,092	e*	SEACOR Holdings, Inc	97,745
9,699		Smith International, Inc	806,375
16,656	*	Southwestern Energy Co	792,992
3,036		St. Mary Land & Exploration Co	196,247
3,908	*	Superior Energy Services	215,487
3,349	*	Tetra Technologies, Inc	79,405
2,573		Tidewater, Inc	167,322
2,294	*	Unit Corp	190,333
1,390	e	W&T Offshore, Inc	81,329
2,052	*	Whiting Petroleum Corp	217,676
		TOTAL OIL AND GAS EXTRACTION	12,881,179

PAPER AND ALLIED PRODUCTS - 0.71%
5,136	e	Bemis Co	115,149
22,190	*	Domtar Corporation	120,936
1,569		Greif, Inc (Class A)	100,463
20,165		International Paper Co	469,845
8,770	e	MeadWestvaco Corp	209,077
4,854		Packaging Corp of America	104,410

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
13,550	*	Smurfit-Stone Container Corp	$55,149
4,856		Sonoco Products Co	150,293
5,176	e	Temple-Inland, Inc	58,334
		TOTAL PAPER AND ALLIED PRODUCTS	1,383,656

PERSONAL SERVICES - 0.36%
6,416		Cintas Corp	170,088
15,634		H&R Block, Inc	334,568
12,402		Service Corp International	122,284
1,742	e	Weight Watchers International, Inc	62,033
		TOTAL PERSONAL SERVICES	688,973

PETROLEUM AND COAL PRODUCTS - 1.78%
2,809		Ashland, Inc	135,394
4,718		Cabot Oil & Gas Corp	319,550
5,122		Frontier Oil Corp	122,467
1,885		Holly Corp	69,594
9,153		Murphy Oil Corp	897,452
6,289	*	Newfield Exploration Co	410,357
8,343		Noble Energy, Inc	838,972
4,470	e*	SandRidge Energy, Inc	288,673
5,662		Sunoco, Inc	230,387
6,915	e	Tesoro Corp	136,710
		TOTAL PETROLEUM AND COAL PRODUCTS	3,449,556

PIPELINES, EXCEPT NATURAL GAS - 0.46%
30,936		Spectra Energy Corp	889,101
		TOTAL PIPELINES, EXCEPT NATURAL GAS	889,101

PRIMARY METAL INDUSTRIES - 1.27%
5,401		AK Steel Holding Corp	372,669
4,987	e	Allegheny Technologies, Inc	295,629
2,392		Carpenter Technology Corp	104,411
1,426	*	Century Aluminum Co	94,815
3,375	e*	CommScope, Inc	178,099
2,584	*	General Cable Corp	157,236
2,870		Hubbell, Inc (Class B)	114,427
6,746		Precision Castparts Corp	650,112
1,046		Schnitzer Steel Industries, Inc (Class A)	119,872
8,214		Steel Dynamics, Inc	320,921
3,861	e	Titanium Metals Corp	54,015
		TOTAL PRIMARY METAL INDUSTRIES	2,462,206

PRINTING AND PUBLISHING - 1.07%
2,770		Dun & Bradstreet Corp	242,763
4,389	e*	EW Scripps Co (Class A)	182,319
11,080	e	Gannett Co, Inc	240,104
1,952		John Wiley & Sons, Inc (Class A)	87,899
15,570		McGraw-Hill Cos, Inc	624,668
1,912	e	Meredith Corp	54,090
2,135	*	MSCI, Inc	77,479
6,934	e	New York Times Co (Class A)	106,714
10,290		R.R. Donnelley & Sons Co	305,510

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
278		Washington Post Co (Class B)	$163,158
		TOTAL PRINTING AND PUBLISHING	2,084,704

RAILROAD TRANSPORTATION - 0.09%
3,750	*	Kansas City Southern Industries, Inc	164,963
		TOTAL RAILROAD TRANSPORTATION	164,963

REAL ESTATE - 0.26%
8,050	e*	CB Richard Ellis Group, Inc (Class A)	154,560
3,522	e	Forest City Enterprises, Inc (Class A)	113,479
1,536		Jones Lang LaSalle, Inc	92,452
4,293	e	St. Joe Co	147,336
		TOTAL REAL ESTATE	507,827

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.30%
11,983	*	Goodyear Tire & Rubber Co	213,657
13,354		Newell Rubbermaid, Inc	224,214
7,620	e	Sealed Air Corp	144,856
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	582,727

SECURITY AND COMMODITY BROKERS - 2.45%
10,748		Ameriprise Financial, Inc	437,121
6,665		Broadridge Financial Solutions, Inc	140,298
5,922	*	Corrections Corp of America	162,677
20,972	e*	E*Trade Financial Corp	65,852
4,998		Eaton Vance Corp	198,720
4,082		Federated Investors, Inc (Class B)	140,502
3,477	*	IntercontinentalExchange, Inc	396,378
19,090		Invesco Ltd	457,778
2,268	*	Investment Technology Group, Inc	75,887
8,085		Janus Capital Group, Inc	214,010
6,349	e	Jefferies Group, Inc	106,790
2,497		Lazard Ltd (Class A)	85,273
6,624		Legg Mason, Inc	288,608
4,830	e*	MF Global Ltd	30,477
782	*	Morningstar, Inc	56,327
6,810	e*	Nasdaq Stock Market, Inc	180,806
4,478	e	Nymex Holdings, Inc	378,301
4,535	e	Raymond James Financial, Inc	119,679
6,236		SEI Investments Co	146,671
12,630		T Rowe Price Group, Inc	713,216
12,032	*	TD Ameritrade Holding Corp	217,659
4,174		Waddell & Reed Financial, Inc (Class A)	146,132
		TOTAL SECURITY AND COMMODITY BROKERS	4,759,162

SPECIAL TRADE CONTRACTORS - 0.14%
8,321	*	Quanta Services, Inc	276,840
		TOTAL SPECIAL TRADE CONTRACTORS	276,840

STONE, CLAY, AND GLASS PRODUCTS - 0.35%
2,049	e	Eagle Materials, Inc	51,901
6,762		Gentex Corp	97,643
3,692	e*	Owens Corning, Inc	83,993
8,054	*	Owens-Illinois, Inc	335,771

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
3,438	e*	USG Corp	$101,662
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	670,970

TOBACCO PRODUCTS - 0.51%
8,517	*	Lorillard, Inc	589,036
7,238	e	UST, Inc	395,267
		TOTAL TOBACCO PRODUCTS	984,303

TRANSPORTATION BY AIR - 0.40%
11,772	e*	AMR Corp	60,273
5,028	e*	Continental Airlines, Inc (Class B)	50,833
1,325		Copa Holdings S.A. (Class A)	37,312
14,103	*	Delta Air Lines, Inc	80,387
12,899	*	Northwest Airlines Corp	85,907
35,461		Southwest Airlines Co	462,411
		TOTAL TRANSPORTATION BY AIR	777,123

TRANSPORTATION EQUIPMENT - 1.44%
3,555		Autoliv, Inc	165,734
4,465	*	BE Aerospace, Inc	103,990
104,025	e*	Ford Motor Co	500,360
23,631		General Motors Corp	271,757
7,939		Genuine Parts Co	315,020
6,063		Goodrich Corp	287,750
11,571	e	Harley-Davidson, Inc	419,564
3,988		Harsco Corp	216,987
3,592		Oshkosh Truck Corp	74,318
6,253	*	Pactiv Corp	132,751
4,905	*	Spirit Aerosystems Holdings, Inc (Class A)	94,078
1,785	e	Thor Industries, Inc	37,949
4,018	e	Trinity Industries, Inc	139,384
2,255	*	TRW Automotive Holdings Corp	41,650
		TOTAL TRANSPORTATION EQUIPMENT	2,801,292

TRANSPORTATION SERVICES - 0.57%
8,194		CH Robinson Worldwide, Inc	449,359
10,519	e	Expeditors International Washington, Inc	452,317
2,295		GATX Corp	101,737
4,806		UTI Worldwide, Inc	95,880
		TOTAL TRANSPORTATION SERVICES	1,099,293

TRUCKING AND WAREHOUSING - 0.20%
2,221	e	Con-way, Inc	104,964
4,116	e	J.B. Hunt Transport Services, Inc	136,980
2,622		Landstar System, Inc	144,787
		TOTAL TRUCKING AND WAREHOUSING	386,731

WATER TRANSPORTATION - 0.36%
2,068	e	Alexander & Baldwin, Inc	94,197
2,350	e	Frontline Ltd	163,983
2,545	*	Kirby Corp	122,160
1,184		Overseas Shipholding Group, Inc	94,152
6,454	e	Royal Caribbean Cruises Ltd	145,021
1,897	e	Teekay Corp	85,706
		TOTAL WATER TRANSPORTATION	705,219

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
WHOLESALE TRADE-DURABLE GOODS - 0.91%
6,017	*	Arrow Electronics, Inc	$184,842
5,622		BorgWarner, Inc	249,504
7,306	*	Ingram Micro, Inc (Class A)	129,682
6,565	*	LKQ Corp	118,630
2,063	e	Martin Marietta Materials, Inc	213,706
6,259	*	Patterson Cos, Inc	183,952
3,038		Reliance Steel & Aluminum Co	234,199
2,592	*	Tech Data Corp	87,843
3,433		W.W. Grainger, Inc	280,819
2,080	*	WESCO International, Inc	83,283
		TOTAL WHOLESALE TRADE-DURABLE GOODS	1,766,460

WHOLESALE TRADE-NONDURABLE GOODS - 0.80%
4,012		Airgas, Inc	234,261
2,652	e*	Bare Escentuals, Inc	49,672
3,881		Brown-Forman Corp (Class B)	293,287
1,829	*	Central European Distribution Corp	135,620
6,583	*	Dean Foods Co	129,158
5,834	*	Endo Pharmaceuticals Holdings, Inc	141,124
4,340	*	Henry Schein, Inc	223,814
3,115	e	Herbalife Ltd	120,706
4,430		Terra Industries, Inc	218,625
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	1,546,267

		TOTAL COMMON STOCKS	191,373,042
		(Cost $187,777,779)

PRINCIPAL		ISSUER
SHORT -TERM INVESTMENTS - 22.25%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 1.36%
$ 2,640,000		Federal Home Loan Bank (FHLB) , 07/01/08	2,640,000
			2,640,000
SHARES		COMPANY
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 20.89%
40,568,004		State Street Navigator Securities Lending Prime Portfolio	40,568,004
			40,568,004
		TOTAL SHORT-TERM INVESTMENTS	43,208,004
		(Cost $43,208,004)

		TOTAL PORTFOLIO - 120.78%
		(Cost $230,985,783)	234,581,046
		OTHER ASSETS & LIABILITIES, NET - (20.78)%	(40,350,941)

		NET ASSETS - 100.00%	$194,230,105

		The following abbreviation is used in portfolio descriptions:
		REIT - Real Estate Investment Trust

	*	Non-income producing
	d	All or a portion of these securities have been segregated by the custodian to cover margin or other
		requirements on open futures contracts in the amount of $181,889.
	e	All or a portion of these securities are out on loan.

		At June 30, 2008, the unrealized appreciation on investments was $3,595,263, consisting of
		gross unrealized appreciation of $26,397,500 and gross unrealized depreciation of $22,802,237.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

	NUMBER OF	MARKET	EXPIRATION	UNREALIZED
OPEN FUTURES CONTRACTS:	CONTRACTS	VALUE	DATE	(DEPRECIATION)

E-mini S&P 400 Index	27	$ 2,217,240	September 2008	$ (92,855)

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
SMALL-CAP GROWTH INDEX FUND
STATEMENT OF INVESTMENTS (unaudited)
June 30, 2008

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.89%

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.08%
2,889	e	Cal-Maine Foods, Inc	$95,308
1,038		Pilgrim's Pride Corp	13,484
		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	108,792

AGRICULTURAL SERVICES - 0.06%
3,062	e*	Cadiz, Inc	49,359
2,534		Calavo Growers, Inc	31,042
		TOTAL AGRICULTURAL SERVICES	80,401

AMUSEMENT AND RECREATION SERVICES - 1.19%
13,371	e*	Bally Technologies, Inc	451,940
3,259	e	Dover Downs Gaming & Entertainment, Inc	20,923
3,704		Dover Motorsports, Inc	18,853
8,052	*	Leapfrog Enterprises, Inc	66,993
8,513	e*	Life Time Fitness, Inc	251,559
11,959	e*	Marvel Entertainment, Inc	384,362
4,333	e*	Town Sports International Holdings, Inc	40,470
10,995	e*	WMS Industries, Inc	327,321
5,200	e	World Wrestling Entertainment, Inc	80,444
		TOTAL AMUSEMENT AND RECREATION SERVICES	1,642,865

APPAREL AND ACCESSORY STORES - 1.29%
16,350	e*	Aeropostale, Inc	512,246
2,117	e	Bebe Stores, Inc	20,344
3,780		Buckle, Inc	172,859
1,830	e*	Cache, Inc	19,581
1,573		Cato Corp (Class A)	22,400
852	e*	Charlotte Russe Holding, Inc	15,132
13,380	*	Chico's FAS, Inc	71,851
5,978	e	Christopher & Banks Corp	40,650
3,518	*	Citi Trends, Inc	79,718
1,932	e*	DSW, Inc (Class A)	22,759
3,271	e	Finish Line, Inc (Class A)	28,458
10,356	e*	J Crew Group, Inc	341,852
984	e*	JOS A Bank Clothiers, Inc	26,322
1,035	*	New York & Co, Inc	9,450
4,840	*	Tween Brands, Inc	79,666
8,055	e*	Under Armour, Inc (Class A)	206,530
22,498	e*	Wet Seal, Inc (Class A)	107,315
		TOTAL APPAREL AND ACCESSORY STORES	1,777,133

APPAREL AND OTHER TEXTILE PRODUCTS - 0.73%
2,451	e*	G-III Apparel Group Ltd	30,245
5,020	*	Gymboree Corp	201,151
4,400	e*	Lululemon Athletica, Inc	127,864

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
3,013	*	Maidenform Brands, Inc	$40,676
4,170	e*	True Religion Apparel, Inc	111,131
11,287	e*	Warnaco Group, Inc	497,418
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	1,008,485

AUTO REPAIR, SERVICES AND PARKING - 0.45%
18,879	*	Exide Technologies	316,412
3,536	e*	Midas, Inc	47,736
522	e	Monro Muffler, Inc	8,086
1,730	*	Standard Parking Corp	31,486
8,935	*	Wright Express Corp	221,588
		TOTAL AUTO REPAIR, SERVICES AND PARKING	625,308

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.08%
10,767	e*	CSK Auto Corp	112,838
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	112,838

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.02%
2,295	*	Lumber Liquidators, Inc	29,835
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	29,835

BUSINESS SERVICES - 14.00%
4,335	e*	3D Systems Corp	41,183
8,398	e*	ACI Worldwide, Inc	147,721
14,972	e*	Actuate Corp	58,541
5,270	e	Administaff, Inc	146,980
4,075	e*	Advent Software, Inc	147,026
8,899	e*	American Reprographics Co	148,168
3,634		American Software, Inc (Class A)	20,496
7,631	*	AMN Healthcare Services, Inc	129,117
3,671	*	Ansoft Corp	133,624
6,667	e	Arbitron, Inc	316,683
990	e*	ArcSight, Inc	8,712
17,947	*	Ariba, Inc	264,000
31,490	e*	Art Technology Group, Inc	100,768
2,917		Asset Acceptance Capital Corp	35,646
5,047	*	athenahealth, Inc	155,246
3,110	e*	Bankrate, Inc	121,508
1,090	*	BGC Partners, Inc (Class A)	8,230
10,110	e	Blackbaud, Inc	216,354
7,770	*	Blackboard, Inc	297,047
8,099	e*	Blue Coat Systems, Inc	114,277
14,650	e*	BPZ Energy, Inc	430,710
1,516	*	CACI International, Inc (Class A)	69,387
1,278	*	CAI International, Inc	22,237
7,359	*	Callidus Software, Inc	36,795
3,618	*	Capella Education Co	215,814
7,403	e*	Cavium Networks, Inc	155,463
10,935	e*	CBIZ, Inc	86,933
8,166	e*	Chordiant Software, Inc	40,830
2,534	*	Clinical Data, Inc	36,160
11,631	e*	Cogent Communications Group, Inc	155,855
6,075	e*	Cogent, Inc	69,073
10,242	e	Cognex Corp	236,078

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
10,450	e*	Commvault Systems, Inc	$173,888
3,447	*	Compellent Technologies, Inc	39,089
1,871		Computer Programs & Systems, Inc	32,424
10,771	e*	Concur Technologies, Inc	357,920
4,967	e*	Constant Contact, Inc	93,628
4,772	e*	CoStar Group, Inc	212,115
4,635	e*	CSG Systems International, Inc	51,078
16,861	e*	Cybersource Corp	282,085
8,073	e*	Data Domain, Inc	188,343
7,611	e*	DealerTrack Holdings, Inc	107,391
2,840	e*	Deltek, Inc	21,527
6,546		Deluxe Corp	116,650
3,844	e*	Dice Holdings, Inc	31,751
4,654	*	Digimarc Corp	65,901
9,282	e*	Digital River, Inc	358,100
6,590	*	DivX, Inc	48,371
4,220	e*	Double-Take Software, Inc	57,983
616	e*	DynCorp International, Inc (Class A)	9,332
26,829	*	Earthlink, Inc	232,071
494	*	Ebix, Inc	38,394
7,251	e*	Echelon Corp	79,036
13,284	e*	Eclipsys Corp	243,894
14,991	*	Entrust, Inc	44,074
6,017	e*	EPIQ Systems, Inc	85,441
20,717	e*	Evergreen Energy, Inc	36,048
3,747	e*	ExlService Holdings, Inc	52,570
9,326	e*	FalconStor Software, Inc	66,028
3,796	e*	Forrester Research, Inc	117,220
14,707	e*	Gartner, Inc	304,729
6,331	e*	Global Cash Access, Inc	43,431
4,083	e*	Global Sources Ltd	61,980
2,894	*	Global Traffic Network, Inc	25,872
2,284	e*	Guidance Software, Inc	21,812
10,062	*	Hackett Group, Inc	57,756
10,519	e	Healthcare Services Group	159,994
5,965	e	Heartland Payment Systems, Inc	140,774
6,108	e*	HMS Holdings Corp	131,139
2,500	e*	HSW International, Inc	7,250
5,662	*	Hudson Highland Group, Inc	59,281
9,555	*	Hypercom Corp	42,042
1,062	e*	ICT Group, Inc	8,708
5,573	*	iGate Corp	45,308
21,636	*	Informatica Corp	325,405
4,851		Infospace, Inc	40,409
7,724	e*	Innerworkings, Inc	92,379
2,070	e	Integral Systems, Inc	80,109
4,214		Interactive Data Corp	105,898
3,169	e*	Interactive Intelligence, Inc	36,887
6,638	e*	Internap Network Services Corp	31,066
2,402	*	Internet Brands, Inc	15,925
5,830	*	Internet Capital Group, Inc	45,066
9,419	*	Interwoven, Inc	113,122
8,074	e*	inVentiv Health, Inc	224,376
17,207	e	Jack Henry & Associates, Inc	372,359

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
665	*	JDA Software Group, Inc	$12,037
4,456	e*	Kenexa Corp	83,951
645	*	Keynote Systems, Inc	8,308
1,219	*	Kforce, Inc	10,349
6,893	e*	Knot, Inc	67,414
872	*	Korn/Ferry International	13,717
30,833	*	Lawson Software, Inc	224,156
4,410	e*	Limelight Networks, Inc	16,846
3,579	*	Liquidity Services, Inc	41,266
10,237	e*	Magma Design Automation, Inc	62,139
6,022	e*	Manhattan Associates, Inc	142,902
5,186	*	Mantech International Corp (Class A)	249,550
5,823	e	Marchex, Inc (Class B)	71,739
1,570	e*	Mentor Graphics Corp	24,806
2,210	e*	MicroStrategy, Inc (Class A)	143,098
6,156	e*	Midway Games, Inc	13,543
2,603	e*	Monotype Imaging Holdings, Inc	31,705
31,354	e*	Move, Inc	73,055
1,590	*	NCI, Inc (Class A)	36,379
1,208	e*	Ness Technologies, Inc	12,225
9,861	e*	NetFlix, Inc	257,076
6,079	*	Netscout Systems, Inc	64,924
1,736	e*	NetSuite, Inc	35,536
10,260	e	NIC, Inc	70,076
15,249	e*	Omniture, Inc	283,174
6,755	e*	Online Resources Corp	56,404
4,743	e*	OpenTV Corp (Class A)	6,213
2,912	*	Opnet Technologies, Inc	26,208
27,179	e*	Parametric Technology Corp	453,074
3,166		PC-Tel, Inc	30,362
3,529		Pegasystems, Inc	47,500
2,514	*	PeopleSupport, Inc	21,369
10,459	*	Phase Forward, Inc	187,948
6,719	*	Phoenix Technologies Ltd	73,909
2,476	e*	Portfolio Recovery Associates, Inc	92,850
12,958	*	Premiere Global Services, Inc	188,928
9,354	*	Progress Software Corp	239,182
3,144	*	PROS Holdings, Inc	35,307
837	e*	Protection One, Inc	7,031
3,038	e	QAD, Inc	20,567
4,276	e	Quality Systems, Inc	125,201
6,756	*	Radiant Systems, Inc	72,492
6,650	e*	Raser Technologies, Inc	64,771
8,868	*	RealNetworks, Inc	58,529
2,440	e	Renaissance Learning, Inc	27,352
6,797	*	RightNow Technologies, Inc	92,915
5,248	e*	Riskmetrics Group Inc	103,071
10,163	e	Rollins, Inc	150,616
11,496	e*	RSC Holdings, Inc	106,453
9,088	*	S1 Corp	68,796
21,461	e*	Sapient Corp	137,780
2,363	e*	Secure Computing Corp	9,783
7,107	e*	Smith Micro Software, Inc	40,510
2,507	e*	SonicWALL, Inc	16,170

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
50,097	e*	Sonus Networks, Inc	$171,332
16,463	e	Sotheby's	434,129
3,946	e*	Sourcefire, Inc	30,503
5,499	*	Spherion Corp	25,405
4,361	e*	SPSS, Inc	158,610
5,572	e*	SRA International, Inc (Class A)	125,147
5,042	*	Stratasys, Inc	93,075
5,588	e*	SuccessFactors, Inc	61,189
7,734	*	SupportSoft, Inc	25,136
16,317	e*	Sybase, Inc	480,046
8,062	e*	SYKES Enterprises, Inc	152,049
5,365	e*	Synchronoss Technologies, Inc	48,446
3,153	e	Syntel, Inc	106,319
18,788	*	Take-Two Interactive Software, Inc	480,409
984	e	TAL International Group, Inc	22,376
5,508	e*	Taleo Corp (Class A)	107,902
3,403	*	TechTarget, Inc	35,936
9,550	*	TeleTech Holdings, Inc	190,618
1,050	e	Textainer Group Holdings Ltd	20,507
3,364	e	TheStreet.com, Inc	21,900
11,321	e*	THQ, Inc	229,363
5,377	*	TNS, Inc	128,833
7,861	e*	TradeStation Group, Inc	79,789
10,541	e*	Trizetto Group, Inc	225,367
1,148	e*	TrueBlue, Inc	15,165
6,014	e*	Ultimate Software Group, Inc	214,279
3,417	e*	Unica Corp	27,473
23,260	e*	Valueclick, Inc	352,389
6,560	e*	Vasco Data Security International	69,077
2,911	e*	Vignette Corp	34,932
1,570	*	Virtusa Corp	15,904
3,925	*	Vocus, Inc	126,267
10,331	*	Websense, Inc	173,974
1,542	*	Website Pros, Inc	12,845
17,601	*	Wind River Systems, Inc	191,675
		TOTAL BUSINESS SERVICES	19,301,719

CHEMICALS AND ALLIED PRODUCTS - 9.81%
8,615	e*	Acadia Pharmaceuticals, Inc	31,789
7,983	e*	Acorda Therapeutics, Inc	262,082
1,995	*	Acura Pharmaceuticals, Inc	15,860
11,247	*	Adolor Corp	61,634
1,910	*	Albany Molecular Research, Inc	25,346
9,500	d,e*	Alexion Pharmaceuticals, Inc	688,750
5,680	e*	Alexza Pharmaceuticals, Inc	22,379
23,355	e*	Alkermes, Inc	288,668
12,953	e*	Allos Therapeutics, Inc	89,505
8,696	e*	Alnylam Pharmaceuticals, Inc	232,444
5,932	*	Alpharma, Inc (Class A)	133,648
4,152	e*	AMAG Pharmaceuticals, Inc	141,583
15,089	*	American Oriental Bioengineering, Inc	148,928
4,233	e	American Vanguard Corp	52,066
649	e*	Amicus Therapeutics, Inc	6,931
2,073		Arch Chemicals, Inc	68,720

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
2,638	*	Ardea Biosciences, Inc	$33,819
4,772	*	Arena Pharmaceuticals, Inc	24,767
9,912	e*	Arqule, Inc	32,214
11,631	e*	Array Biopharma, Inc	54,666
10,296	e*	Auxilium Pharmaceuticals, Inc	346,152
3,647	*	Avant Immunotherapeutics, Inc	53,100
2,545	e*	Aventine Renewable Energy Holdings, Inc	11,198
4,429	e	Balchem Corp	102,443
4,715	*	Bentley Pharmaceuticals, Inc	76,147
2,622	e*	Biodel, Inc	34,086
2,480	e*	BioForm Medical, Inc	10,019
3,244	e*	BioMimetic Therapeutics, Inc	38,668
4,315	e*	Cadence Pharmaceuticals, Inc	26,278
9,999	*	Calgon Carbon Corp	154,585
4,067	*	Cambrex Corp	23,873
2,259	e*	Caraco Pharmaceutical Laboratories Ltd	29,819
20,995	e*	Cell Genesys, Inc	54,587
3,947	e*	Chattem, Inc	256,752
11,426	*	Columbia Laboratories, Inc	37,706
3,646	*	Cougar Biotechnology, Inc	86,884
13,783	e*	Cubist Pharmaceuticals, Inc	246,164
7,892	e*	Cypress Bioscience, Inc	56,743
6,464	e*	Cytokinetics, Inc	23,981
4,862	*	Cytori Therapeutics, Inc	31,506
22,783	e*	Dendreon Corp	101,384
24,277	e*	Discovery Laboratories, Inc	40,057
18,940	e*	Durect Corp	69,510
2,457	*	Emergent Biosolutions, Inc	24,398
10,930	e*	Enzon Pharmaceuticals, Inc	77,822
9,350		Ferro Corp	175,406
13,258	e*	Geron Corp	45,740
4,548	e*	GTx, Inc	65,264
14,907	e*	Halozyme Therapeutics, Inc	80,200
15,803	e	Hercules, Inc	267,545
4,527	e*	Human Genome Sciences, Inc	23,586
2,586	*	ICO, Inc	15,568
6,128	e*	Idenix Pharmaceuticals, Inc	44,551
5,020	*	Idera Pharmaceuticals, Inc	73,342
17,427	*	Immucor, Inc	451,011
12,022	*	Immunogen, Inc	36,787
18,932	e*	Indevus Pharmaceuticals, Inc	29,723
1,486	e	Innophos Holdings, Inc	47,478
3,518		Innospec, Inc	66,209
10,326	*	Inspire Pharmaceuticals, Inc	44,195
374	e	Inter Parfums, Inc	5,610
7,722	e*	InterMune, Inc	101,313
12,377	e*	Javelin Pharmaceuticals, Inc	28,715
1,010	e*	Jazz Pharmaceuticals, Inc	7,484
391		Koppers Holdings, Inc	16,371
8,201	e*	KV Pharmaceutical Co (Class A)	158,525
5,805	e*	Landec Corp	37,558
20,062	e*	Ligand Pharmaceuticals, Inc (Class B)	52,161
1,199	e	Mannatech, Inc	6,523
6,591	*	MannKind Corp	19,773

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
1,906	e*	MAP Pharmaceuticals, Inc	$19,689
4,757	*	Marshall Edwards, Inc	12,225
8,034	*	Martek Biosciences Corp	270,826
31,197	e*	Medarex, Inc	206,212
12,709	e*	Medicines Co	251,892
13,794	e	Medicis Pharmaceutical Corp (Class A)	286,639
6,230	e*	Medivation, Inc	73,701
9,816	e	Meridian Bioscience, Inc	264,247
8,770	*	MiddleBrook Pharmaceuticals, Inc	29,643
2,123		Minerals Technologies, Inc	135,002
4,323	e*	Molecular Insight Pharmaceuticals, Inc	23,820
5,999	e*	Momenta Pharmaceuticals, Inc	73,788
2,544	e*	Nabi Biopharmaceuticals	10,023
3,159	e*	Nanosphere, Inc	24,830
9,380	e*	Neurocrine Biosciences, Inc	39,302
3,293	e	NewMarket Corp	218,095
990		NL Industries, Inc	9,435
12,749	*	Novavax, Inc	31,745
6,070	e*	Noven Pharmaceuticals, Inc	64,888
11,550	*	NPS Pharmaceuticals, Inc	51,398
4,332	e*	Obagi Medical Products, Inc	37,039
3,495	e*	Omrix Biopharmaceuticals, Inc	55,011
13,814	e*	Onyx Pharmaceuticals, Inc	491,778
11,714	*	Opko Health, Inc	17,805
5,908	*	Optimer Pharmaceuticals, Inc	47,914
9,690	e*	OraSure Technologies, Inc	36,241
4,891	e*	Orexigen Therapeutics, Inc	38,590
14,179	e*	OSI Pharmaceuticals, Inc	585,876
3,652	e*	Osiris Therapeutics, Inc	46,928
9,993	e*	Pacific Ethanol, Inc	18,087
8,785	e*	Pain Therapeutics, Inc	69,402
14,145	*	Parexel International Corp	372,155
29,161		PDL BioPharma, Inc	309,690
5,797	e*	PetMed Express, Inc	71,013
3,826	*	Pharmasset, Inc	72,235
1,006	e*	Poniard Pharmaceuticals, Inc	4,265
6,580	e*	Pozen, Inc	71,590
6,709	e*	Progenics Pharmaceuticals, Inc	106,472
2,651	e*	Protalix BioTherapeutics, Inc	7,184
14,930	*	Questcor Pharmaceuticals, Inc	69,275
6,883	e*	Quidel Corp	113,707
7,124	*	Rexahn Pharmaceuticals, Inc	23,082
1,981	e*	Santarus, Inc	3,982
7,657	e	Sciele Pharma, Inc	148,163
11,418	*	Solutia, Inc	146,379
639		Stepan Co	29,151
2,233	e*	Sucampo Pharmaceuticals, Inc	23,960
3,766	e*	SurModics, Inc	168,867
4,089	e*	Synta Pharmaceuticals Corp	24,943
4,436	*	Targacept, Inc	32,250
4,763	e*	Tercica, Inc	42,057
12,649	*	Theravance, Inc	150,144
10,775	*	Third Wave Technologies, Inc	120,249
859	e*	Trubion Pharmaceuticals, Inc	3,831

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
4,959	e*	Ulta Salon Cosmetics & Fragrance, Inc	$55,739
5,503	*	United Therapeutics Corp	537,918
1,785	e*	USANA Health Sciences, Inc	47,963
8,306	*	USEC, Inc	50,500
8,383	e*	Valeant Pharmaceuticals International	143,433
13,883	e*	WR Grace & Co	326,112
6,142	e*	Xenoport, Inc	239,722
32,340	e*	XOMA Ltd	54,655
9,112	e*	Zymogenetics, Inc	76,723
		TOTAL CHEMICALS AND ALLIED PRODUCTS	13,519,779

COAL MINING - 0.63%
31,089	e*	International Coal Group, Inc	405,711
6,339	*	James River Coal Co	372,036
5,756	*	National Coal Corp	51,056
2,129	*	Westmoreland Coal Co	44,943
		TOTAL COAL MINING	873,746

COMMUNICATIONS - 1.89%
5,426		Alaska Communications Systems Group, Inc	64,786
621	e*	Anixter International, Inc	36,943
12,780	e*	Aruba Networks, Inc	66,839
5,852	e*	Cbeyond Communications, Inc	93,749
14,086	*	Centennial Communications Corp	98,461
42,997	*	Charter Communications, Inc (Class A)	45,147
2,273	e	Consolidated Communications Holdings, Inc	33,845
2,165	e*	Crown Media Holdings, Inc (Class A)	10,262
3,328	*	DG FastChannel, Inc	57,408
6,175	*	Entravision Communications Corp (Class A)	24,824
10,017	*	Foundry Networks, Inc	118,401
525	e*	GeoEye, Inc	9,298
2,136	e*	Global Crossing Ltd	38,320
1,755	e*	Hughes Communications, Inc	86,153
1,173	e*	Hungarian Telephone & Cable	21,396
9,222	e*	ICO Global Communications Holdings Ltd	30,064
946		Iowa Telecommunications Services, Inc	16,659
1,438	e*	iPCS, Inc	42,608
10,853	e*	j2 Global Communications, Inc	249,619
9,404	e*	Mastec, Inc	100,247
4,069	*	Neutral Tandem, Inc	71,208
11,850	*	Nextwave Wireless, Inc	47,874
3,648	e*	Novatel Wireless, Inc	40,602
7,308		NTELOS Holdings Corp	185,404
7,067	e*	Orbcomm, Inc	40,282
22,681	e*	PAETEC Holding Corp	144,024
4,903	*	RCN Corp	52,854
1,140	e*	Rural Cellular Corp (Class A)	50,741
9,181	e*	SAVVIS, Inc	118,527
5,184	e	Shenandoah Telecom Co	67,496
5,436	e	Sinclair Broadcast Group, Inc (Class A)	41,314
5,014	e*	Switch & Data Facilities Co, Inc	85,188
6,007	*	Syniverse Holdings, Inc	97,313
8,233	*	TeleCommunication Systems, Inc	38,119
12,908	e*	Terremark Worldwide, Inc	70,478

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
4,267	*	TerreStar Corp	$16,983
24,904	e*	TiVo, Inc	153,658
7,414	e*	Virgin Mobile USA, Inc	20,389
12,037	e*	Vonage Holdings Corp	19,981
		TOTAL COMMUNICATIONS	2,607,464

DEPOSITORY INSTITUTIONS - 0.93%
3,717		Cardinal Financial Corp	23,268
1,634	e	Cass Information Systems, Inc	52,337
5,924	e*	Dollar Financial Corp	89,512
1,532	e	Enterprise Financial Services Corp	28,878
881	e	First Financial Bankshares, Inc	40,359
368		Hancock Holding Co	14,459
10,990	*	Net 1 UEPS Technologies, Inc	267,057
2,732	e*	Oritani Financial Corp	43,712
1,316	e*	Pinnacle Financial Partners, Inc	26,438
4,594	e	PrivateBancorp, Inc	139,566
401		S.Y. Bancorp, Inc	8,565
6,477	e*	Signature Bank	166,848
461		Smithtown Bancorp, Inc	7,491
1,005	e	Suffolk Bancorp	29,527
1,637	e*	SVB Financial Group	78,756
6,476	e	Trustco Bank Corp NY	48,052
2,475		ViewPoint Financial Group	36,432
3,327	e	Westamerica Bancorporation	174,967
		TOTAL DEPOSITORY INSTITUTIONS	1,276,224

EATING AND DRINKING PLACES - 1.48%
3,245	*	AFC Enterprises	25,928
3,558	e*	BJ's Restaurants, Inc	34,619
4,350	e*	Buffalo Wild Wings, Inc	108,011
3,959	e*	California Pizza Kitchen, Inc	44,301
3,657		CBRL Group, Inc	89,633
4,676	e*	CEC Entertainment, Inc	130,975
16,354	*	Cheesecake Factory	260,192
12,796	e	CKE Restaurants, Inc	159,566
23,945	e*	Denny's Corp	68,004
4,254	e	DineEquity, Inc	158,929
740	*	Einstein Noah Restaurant Group, Inc	8,192
8,894	e*	Jack in the Box, Inc	199,315
13,137	e*	Krispy Kreme Doughnuts, Inc	65,554
4,141	e*	Papa John's International, Inc	110,109
5,494	e*	PF Chang's China Bistro, Inc	122,736
3,657	e*	Red Robin Gourmet Burgers, Inc	101,445
1,476	*	Rick's Cabaret International, Inc	24,797
4,211	e*	Ruth's Chris Steak House, Inc	21,813
12,355	e*	Sonic Corp	182,854
12,793	e*	Texas Roadhouse, Inc (Class A)	114,753
2,094	e	Triarc Cos (Class B)	13,255
		TOTAL EATING AND DRINKING PLACES	2,044,981

EDUCATIONAL SERVICES - 0.34%
2,691	*	American Public Education, Inc	105,057
20,815	e*	Corinthian Colleges, Inc	241,662

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
1,532	e*	K12, Inc	$32,831
2,186	*	Learning Tree International, Inc	37,381
595	*	Lincoln Educational Services Corp	6,920
3,266	*	Princeton Review, Inc	22,078
2,151	e*	Universal Technical Institute, Inc	26,801
		TOTAL EDUCATIONAL SERVICES	472,730

ELECTRIC, GAS, AND SANITARY SERVICES - 1.92%
3,977	e	American Ecology Corp	117,441
21,646	*	Beacon Power Corp	45,024
3,141	*	Casella Waste Systems, Inc (Class A)	38,289
5,327	e*	Clean Energy Fuels Corp	61,207
4,949	e*	Clean Harbors, Inc	351,676
3,547	e	Consolidated Water Co, Inc	70,231
9,830	e	Crosstex Energy, Inc	340,708
8,474	e	EnergySolutions, Inc	189,394
683	e	EnergySouth, Inc	33,508
596	e*	EnerNOC, Inc	10,698
12,080	e	ITC Holdings Corp	617,409
4,377	e	Ormat Technologies, Inc	215,261
1,439	e*	Pike Electric Corp	23,902
200	e	SJW Corp	5,280
16,390	*	Waste Connections, Inc	523,333
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	2,643,361

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 8.99%
6,634	e*	Acme Packet, Inc	51,480
460	*	Actel Corp	7,751
8,727	e	Acuity Brands, Inc	419,594
7,716		Adtran, Inc	183,949
11,162	e*	Advanced Analogic Technologies, Inc	46,099
10,141	*	Advanced Battery Technologies, Inc	58,514
1,886	e*	Advanced Energy Industries, Inc	25,838
5,302	e*	Airvana, Inc	28,419
10,267	e*	American Superconductor Corp	368,072
3,455	e*	Amkor Technology, Inc	35,967
15,295	e*	Anadigics, Inc	150,656
5,033	e*	Applied Micro Circuits Corp	43,082
840		Applied Signal Technology, Inc	11,474
1,824	*	Ascent Solar Technologies, Inc	18,878
14,503	e*	Atheros Communications, Inc	435,090
7,845	*	ATMI, Inc	219,032
54,007	e*	Avanex Corp	61,028
1,304	e*	AZZ, Inc	52,030
2,872	*	Benchmark Electronics, Inc	46,928
8,030	e*	BigBand Networks, Inc	37,982
37,533	*	Capstone Turbine Corp	157,263
3,634	*	Ceva, Inc	28,963
5,718	*	China BAK Battery, Inc	26,932
6,572	*	China Security & Surveillance Technology, Inc	88,591
5,919	*	Comtech Telecommunications Corp	290,031
445	*	CPI International, Inc	5,474
7,071	e*	Diodes, Inc	195,442
4,355	e*	DTS, Inc	136,399

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
17,924	*	Emcore Corp	$112,204
9,899	*	Energy Conversion Devices, Inc	728,962
2,030	*	EnerSys	69,487
1,965	*	Entropic Communications, Inc	9,334
26,680	e*	Evergreen Solar, Inc	258,529
1,298	e*	Exar Corp	9,787
75,528	e*	Finisar Corp	89,878
3,426	e	Franklin Electric Co, Inc	132,860
16,768	e*	FuelCell Energy, Inc	119,053
3,293	*	Globecomm Systems, Inc	27,200
21,071	*	GrafTech International Ltd	565,335
1,051	*	GreenHunter Energy, Inc	14,357
10,622	*	Harmonic, Inc	101,015
23,452	e*	Hexcel Corp	452,624
4,776	*	Hittite Microwave Corp	170,121
22,679	e*	Infinera Corp	200,029
11,087	e*	InterDigital, Inc	269,636
9,090	e*	InterVoice, Inc	51,813
4,696	e*	IPG Photonics Corp	88,332
4,372	e*	iRobot Corp	60,071
4,403	*	IXYS Corp	52,572
14,286	*	Lattice Semiconductor Corp	44,715
2,304	e*	Littelfuse, Inc	72,691
4,455	*	Maxwell Technologies, Inc	47,312
5,809	e*	Medis Technologies Ltd	19,576
12,209	e	Micrel, Inc	111,712
19,527	e*	Microsemi Corp	491,690
12,629	e*	Microtune, Inc	43,696
13,871	*	Microvision, Inc	38,145
2,107	e*	MIPS Technologies, Inc	7,901
6,380	*	Monolithic Power Systems, Inc	137,936
1,074	e*	Moog, Inc (Class A)	39,996
1,862	e*	Multi-Fineline Electronix, Inc	51,522
130		National Presto Industries, Inc	8,343
4,179	e*	Netlogic Microsystems, Inc	138,743
1,134	*	NVE Corp	35,902
1,288	e*	Omnivision Technologies, Inc	15,572
1,869	e*	Oplink Communications, Inc	17,942
2,894	e*	OpNext, Inc	15,570
2,719	*	Optium Corp	19,794
2,189	e*	Orion Energy Systems, Inc	21,890
3,047	e*	OSI Systems, Inc	65,267
4,047		Park Electrochemical Corp	98,383
5,613	*	Parkervision, Inc	55,737
5,393	*	Pericom Semiconductor Corp	80,032
9,440	e*	Plexus Corp	261,299
7,059	e*	PLX Technology, Inc	53,860
31,786	e*	PMC - Sierra, Inc	243,163
20,037	e*	Polycom, Inc	488,101
3,895	e*	Polypore International, Inc	98,660
1,687	e*	Powell Industries, Inc	85,042
7,430	*	Power Integrations, Inc	234,862
16,947	*	Quantum Fuel Systems Technologies Worldwide, Inc	52,197
1,624	*	Radyne Corp	18,562

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
3,911	e	Raven Industries, Inc	$128,203
3,237	e*	Rubicon Technology, Inc	65,776
40,379	*	Sanmina-SCI Corp	51,685
14,260	e*	Semtech Corp	200,638
9,006	e*	ShoreTel, Inc	39,807
17,921	e*	Silicon Image, Inc	129,927
26,898	e*	Skyworks Solutions, Inc	265,483
3,480	*	Spansion, Inc (Class A)	7,830
3,013	e*	Standard Microsystems Corp	81,803
7,272	e*	Starent Networks Corp	91,482
2,713	e*	Supertex, Inc	63,321
5,973	e*	Sycamore Networks, Inc	19,233
5,538	e*	Synaptics, Inc	208,949
2,763	*	Synthesis Energy Systems, Inc	24,867
722		Technitrol, Inc	12,267
3,546	e*	Techwell, Inc	43,687
1,798	*	Tekelec	26,449
11,816	e*	Tessera Technologies, Inc	193,428
2,707	*	Transmeta Corp	37,384
6,631	e*	Trident Microsystems, Inc	24,203
1,455	*	TTM Technologies, Inc	19,221
3,064	*	Ultralife Corp	32,754
7,069	e*	Universal Display Corp	87,090
3,045	e*	Universal Electronics, Inc	63,641
15,131	*	US Geothermal, Inc	44,485
1,800	e*	Utstarcom, Inc	9,846
9,545	*	Valence Technology, Inc	42,284
1,416	*	Viasat, Inc	28,617
4,500	e	Vicor Corp	44,910
6,198	e*	Volterra Semiconductor Corp	106,977
6,724	e*	Zoltek Cos, Inc	163,057
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	12,389,274

ENGINEERING AND MANAGEMENT SERVICES - 4.21%
6,545	*	Accelrys, Inc	31,612
4,232	e*	Advisory Board Co	166,445
2,561	e*	Affymax, Inc	40,746
19,071	e*	Ariad Pharmaceuticals, Inc	45,770
449	e	CDI Corp	11,423
4,555	e*	China Architectural Engineering, Inc	44,502
1,675	*	China Direct, Inc	12,295
4,392	e*	comScore, Inc	95,833
1,752	e*	CRA International, Inc	63,335
14,840	*	CV Therapeutics, Inc	122,133
13,603	*	Dyax Corp	42,169
10,564	e*	eResearch Technology, Inc	184,236
25,686	e*	Exelixis, Inc	128,430
2,479	e*	Exponent, Inc	77,865
6,600	*	Furmanite Corp	52,668
5,930	*	Greenfield Online, Inc	88,476
5,725	*	Hill International, Inc	94,119
4,693	e*	Huron Consulting Group, Inc	212,781
16,249	e*	Incyte Corp	123,655
22,056	e*	Isis Pharmaceuticals, Inc	300,623

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
3,174	*	Kendle International, Inc	$115,311
1,231	e	Landauer, Inc	69,231
2,209	*	LECG Corp	19,307
5,773	*	Lexicon Pharmaceuticals, Inc	9,237
8,998	e*	Luminex Corp	184,909
624		MAXIMUS, Inc	21,728
2,519	*	Maxygen, Inc	8,539
359	*	Michael Baker Corp	7,855
10,910	e*	Myriad Genetics, Inc	496,623
321		National Research Corp	8,497
11,804	e*	Navigant Consulting, Inc	230,886
8,179	e*	Omnicell, Inc	107,799
760	e*	PharmaNet Development Group, Inc	11,985
3,665	*	PRG-Schultz International, Inc	34,488
15,163	e*	Regeneron Pharmaceuticals, Inc	218,954
40,496	e*	Rentech, Inc	76,942
7,601	*	Repligen Corp	35,877
11,121		Resources Connection, Inc	226,312
8,914	e*	Rigel Pharmaceuticals, Inc	201,991
13,134	*	RTI Biologics, Inc	114,923
8,948	*	Sangamo Biosciences, Inc	89,033
13,571	e*	Savient Pharmaceuticals, Inc	343,346
14,803	e*	Seattle Genetics, Inc	125,233
11,096	*	Sequenom, Inc	177,092
2,158	e*	Stanley, Inc	72,336
3,648	e*	Symyx Technologies, Inc	25,463
2,720	*	Tejon Ranch Co	98,083
14,383	*	Tetra Tech, Inc	325,343
980		VSE Corp	26,950
7,095	e	Watson Wyatt & Co Holdings (Class A)	375,255
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	5,798,644

FABRICATED METAL PRODUCTS - 1.07%
5,110	*	Akeena Solar, Inc	28,718
479		Ameron International Corp	57,470
1,390	*	Bway Holding Co	11,968
6,922	*	Chart Industries, Inc	336,686
3,521		CIRCOR International, Inc	172,494
3,082	e	Dynamic Materials Corp	101,552
2,974	e	Gulf Island Fabrication, Inc	145,518
625	e	Insteel Industries, Inc	11,444
7,064	e*	Mobile Mini, Inc	141,280
5,856		Quanex Building Products Corp	87,020
3,207		Silgan Holdings, Inc	162,723
9,927	e*	Smith & Wesson Holding Corp	51,720
2,851	e	Sun Hydraulics Corp	92,002
15,304	e*	Taser International, Inc	76,367
		TOTAL FABRICATED METAL PRODUCTS	1,476,962

FISHING, HUNTING, AND TRAPPING - 0.02%
1,627	*	HQ Sustainable Maritime Industries, Inc	21,558
		TOTAL FISHING, HUNTING, AND TRAPPING	21,558

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
FOOD AND KINDRED PRODUCTS - 1.07%
4,851	*	AgFeed Industries, Inc	$72,619
987	e*	Altus Pharmaceuticals, Inc	4,392
1,379	e*	American Dairy, Inc	10,811
2,060	e*	Boston Beer Co, Inc (Class A)	83,801
997	e	Coca-Cola Bottling Co Consolidated	36,869
19,919	*	Darling International, Inc	329,062
3,922		Diamond Foods, Inc	90,363
11,624	e	Flowers Foods, Inc	329,424
4,879	e	Lancaster Colony Corp	147,736
1,780	e	Lance, Inc	33,411
1,184	*	Lifeway Foods, Inc	14,078
166	e*	M&F Worldwide Corp	6,525
340	e	National Beverage Corp	2,472
3,416	e*	Peet's Coffee & Tea, Inc	67,705
1,516	e*	Ralcorp Holdings, Inc	74,951
839	e	Sanderson Farms, Inc	28,962
11,765	*	Smart Balance, Inc	84,826
2,090	e	Tootsie Roll Industries, Inc	52,522
		TOTAL FOOD AND KINDRED PRODUCTS	1,470,529

FOOD STORES - 0.19%
263	e	Arden Group, Inc (Class A)	33,333
3,103	e*	Great Atlantic & Pacific Tea Co, Inc	70,810
990	e*	Pantry, Inc	10,553
774		Ruddick Corp	26,556
7,642	e*	Winn-Dixie Stores, Inc	122,425
		TOTAL FOOD STORES	263,677

FURNITURE AND FIXTURES - 0.33%
7,519	e	Herman Miller, Inc	187,148
929		HNI Corp	16,406
13,023	e	Interface, Inc (Class A)	163,178
11,404	e	Tempur-Pedic International, Inc	89,065
		TOTAL FURNITURE AND FIXTURES	455,797

FURNITURE AND HOME FURNISHINGS STORES - 0.14%
1,182		Haverty Furniture Cos, Inc	11,867
3,045	e*	hhgregg, Inc	30,450
10,849		Knoll, Inc	131,815
3,591	*	Pier 1 Imports, Inc	12,353
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	186,485

GENERAL BUILDING CONTRACTORS - 0.28%
93	e	Amrep Corp	4,426
1,222	*	Cavco Industries, Inc	39,996
4,011	e	McGrath RentCorp	98,630
2,703	e*	Perini Corp	89,334
4,513	e*	Team, Inc	154,886
		TOTAL GENERAL BUILDING CONTRACTORS	387,272

GENERAL MERCHANDISE STORES - 0.03%
6,551	e*	99 Cents Only Stores	43,237
401	e*	Retail Ventures, Inc	1,845
		TOTAL GENERAL MERCHANDISE STORES	45,082

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
HEALTH SERVICES - 1.99%
5,741	e*	Alliance Imaging, Inc	$49,774
1,554	*	Almost Family, Inc	41,336
6,636	e*	Amedisys, Inc	334,587
7,321	e*	Assisted Living Concepts, Inc (A Shares)	40,266
2,819	e*	Bio-Reference Labs, Inc	62,892
1,819	*	China Sky One Medical, Inc	20,245
2,056	*	Corvel Corp	69,637
1,371	*	Cross Country Healthcare, Inc	19,756
6,803	e*	CryoLife, Inc	77,826
6,089	e*	eHealth, Inc	107,532
4,812	e*	Emeritus Corp	70,351
560	e	Ensign Group, Inc	6,440
6,294	e*	Enzo Biochem, Inc	70,619
3,612	e*	Genomic Health, Inc	69,170
2,034	*	Genoptix, Inc	64,173
2,676	e*	Gentiva Health Services, Inc	50,978
8,589	e*	Healthways, Inc	254,234
15,990	e*	Immunomedics, Inc	34,059
1,302	e*	IPC The Hospitalist Co, Inc	24,504
3,632	e*	LHC Group, Inc	84,444
2,432	*	Life Sciences Research, Inc	68,680
1,817	e	National Healthcare Corp	83,273
10,246	e*	Nektar Therapeutics	34,324
747	e*	Nighthawk Radiology Holdings, Inc	5,289
1,734	*	Odyssey HealthCare, Inc	16,889
13,762	e*	Psychiatric Solutions, Inc	520,754
6,676	e*	Stereotaxis, Inc	35,783
10,517	e*	Sun Healthcare Group, Inc	140,823
9,725	e*	Sunrise Senior Living, Inc	218,618
2,902	*	US Physical Therapy, Inc	47,622
1,706	e*	Virtual Radiologic Corp	22,605
		TOTAL HEALTH SERVICES	2,747,483

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.24%
5,069	e*	Comverge, Inc	70,865
6,353	e*	Matrix Service Co	146,500
5,272	*	Orion Marine Group, Inc	74,493
1,875	*	Sterling Construction Co, Inc	37,238
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	329,096

HOLDING AND OTHER INVESTMENT OFFICES - 5.13%
3,892	e	Acadia Realty Trust	90,100
314	e*	Alexander's, Inc	97,528
8,274	*	American Apparel, Inc	55,022
2,739		Associated Estates Realty Corp	29,335
1,134	e	Cherokee, Inc	22,850
6,632		Cousins Properties, Inc	153,199
1,904		Danvers Bancorp, Inc	20,944
1,912		EastGroup Properties, Inc	82,025
3,189		Equity Lifestyle Properties, Inc	140,316
755	e	Highwoods Properties, Inc	23,722
3,317		Home Properties, Inc	159,415

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
4,375	e	Inland Real Estate Corp	$63,088
67,175	e	iShares Russell 2000 Growth Index Fund	5,116,048
3,605	e	Mid-America Apartment Communities, Inc	183,999
2,055		Omega Healthcare Investors, Inc	34,216
3,404		Potlatch Corp	153,588
1,057		PS Business Parks, Inc	54,541
1,524	e	Saul Centers, Inc	71,613
2,727	e	Sun Communities, Inc	49,713
7,709	e	Tanger Factory Outlet Centers, Inc	276,984
576	e	Universal Health Realty Income Trust	17,280
6,038	e	Washington Real Estate Investment Trust	181,442
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	7,076,968

HOTELS AND OTHER LODGING PLACES - 0.30%
1,553	e*	Monarch Casino & Resort, Inc	18,325
5,939	e*	Morgans Hotel Group Co	61,172
1,965	e*	Riviera Holdings Corp	19,945
7,404	e*	Vail Resorts, Inc	317,113
		TOTAL HOTELS AND OTHER LODGING PLACES	416,555

INDUSTRIAL MACHINERY AND EQUIPMENT - 6.14%
6,661	*	3PAR, Inc	52,222
3,160	e	Aaon, Inc	60,862
12,576	e	Actuant Corp (Class A)	394,258
6,453	*	Altra Holdings, Inc	108,475
1,484		Ampco-Pittsburgh Corp	66,008
4,213	e*	Astec Industries, Inc	135,406
2,277	e*	Asyst Technologies, Inc	8,129
6,118	*	AuthenTec, Inc	63,750
2,107	*	Bolt Technology Corp	47,555
10,232	e*	Cirrus Logic, Inc	56,890
5,268	*	Colfax Corp	132,174
569	e*	Columbus McKinnon Corp	13,702
3,683	e*	Cray, Inc	17,089
9,401	e	Curtiss-Wright Corp	420,601
1,898	e*	Cymer, Inc	51,018
7,689	*	Dril-Quip, Inc	484,407
16,569	*	Elixir Gaming Technologies, Inc	19,883
8,784	*	Ener1, Inc	65,177
6,615	*	ENGlobal Corp	94,198
592	*	EnPro Industries, Inc	22,105
1,993	*	Entegris, Inc	13,054
3,935	*	Flanders Corp	23,807
5,552	e*	Flotek Industries, Inc	114,482
9,192	e*	Flow International Corp	71,698
4,328	e*	Fuel Tech, Inc	76,259
3,505	e	Gorman-Rupp Co	139,639
1,213		Graham Corp	89,895
1,528	*	Harbin Electric, Inc	21,713
3,868	*	Immersion Corp	26,341
15,047	*	Intermec, Inc	317,191
6,016	e*	Isilon Systems, Inc	26,711
6,924	e	Kaydon Corp	355,963
1,374	*	Key Technology, Inc	43,707

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
13,072	*	Kulicke & Soffa Industries, Inc	$95,295
3,012	e	Lindsay Manufacturing Co	255,930
1,252		Lufkin Industries, Inc	104,267
3,678		Met-Pro Corp	49,101
19,907	e*	Micros Systems, Inc	606,964
4,147	e*	Middleby Corp	182,095
4,886	e*	NATCO Group, Inc (Class A)	266,434
2,956	*	Natural Gas Services Group, Inc	90,099
9,642	*	Netezza Corp	110,690
1,560	*	Netgear, Inc	21,622
3,189		NN, Inc	44,455
8,234		Nordson Corp	600,176
764		Omega Flex, Inc	11,613
22,374		Palm, Inc	120,596
1,585	*	Peerless Manufacturing Co	74,289
28,339	*	Quantum Corp	38,258
1,072	*	Rackable Systems, Inc	14,365
5,324	*	RBC Bearings, Inc	177,396
456	*	Rimage Corp	5,650
13,710	*	Riverbed Technology, Inc	188,101
4,016		Robbins & Myers, Inc	200,278
2,442	e	Sauer-Danfoss, Inc	76,068
5,105	e*	Scansource, Inc	136,610
4,576	e*	Semitool, Inc	34,366
5,558	e*	Sigma Designs, Inc	77,201
7,503	e*	STEC, Inc	77,056
4,584	*	Super Micro Computer, Inc	33,830
3,158	*	T-3 Energy Services, Inc	250,966
3,774	e	Tennant Co	113,484
712	*	Thermadyne Holdings Corp	10,530
6,264	e*	TurboChef Technologies, Inc	29,942
350	e	Twin Disc, Inc	7,326
5,714	e*	Ultratech, Inc	88,681
8,746	*	VeriFone Holdings, Inc	104,515
3,045	e	Watsco, Inc	127,281
11,331		Woodward Governor Co	404,063
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	8,463,962

INSTRUMENTS AND RELATED PRODUCTS - 8.40%
5,299	e*	Abaxis, Inc	127,865
7,437	e*	Abiomed, Inc	132,007
8,824	e*	Accuray, Inc	64,327
9,283	*	Affymetrix, Inc	95,522
15,155	e*	Align Technology, Inc	158,976
6,099	*	Alphatec Holdings, Inc	24,884
17,785	e*	American Medical Systems Holdings, Inc	265,886
2,220	e	American Science & Engineering, Inc	114,397
3,274		Analogic Corp	206,491
2,436	*	Angiodynamics, Inc	33,178
7,356	*	Applera Corp	83,564
2,796	e*	Argon ST, Inc	69,341
6,508	e*	Arthrocare Corp	265,591
367		Atrion Corp	35,166
2,135	*	Axsys Technologies, Inc	111,105

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
3,318	e	Badger Meter, Inc	$167,659
4,710	*	Bio-Rad Laboratories, Inc (Class A)	380,992
12,465	*	Bruker BioSciences Corp	160,175
1,101	*	CardioNet, Inc	29,320
13,916	e*	Cepheid, Inc	391,318
706	e	Cohu, Inc	10,364
544	*	Conmed Corp	14,443
5,802	e*	Cyberonics, Inc	125,903
2,335	e*	Cynosure, Inc (Class A)	46,280
3,007		Datascope Corp	141,329
11,730	*	Depomed, Inc	37,653
6,410	*	DexCom, Inc	38,716
4,477	*	Dionex Corp	297,138
875	*	DXP Enterprises, Inc	36,435
680	*	Eagle Test Systems, Inc	7,616
6,339	*	ESCO Technologies, Inc	297,426
6,082	*	Esterline Technologies Corp	299,599
3,585	e*	ev3, Inc	33,986
1,719	*	Exactech, Inc	44,195
1,537	e*	Excel Technology, Inc	34,306
4,077	e*	FARO Technologies, Inc	102,618
3,350	e*	FGX International Holdings Ltd	26,934
7,360	e*	Formfactor, Inc	135,645
11,087	e*	Fossil, Inc	322,299
6,287	*	Haemonetics Corp	348,677
1,117	*	Herley Industries, Inc	14,834
1,463	e*	ICU Medical, Inc	33,473
1,855	e*	ICx Technologies, Inc	13,542
5,535	e*	I-Flow Corp	56,180
5,966	e*	II-VI, Inc	208,333
4,483	e*	Insulet Corp	70,518
4,350	e*	Integra LifeSciences Holdings Corp	193,488
1,451		Invacare Corp	29,658
20,668	e*	ION Geophysical Corp	360,657
4,498	*	IRIS International, Inc	70,394
6,386	e*	Ixia	44,383
1,844	e*	Kensey Nash Corp	59,100
591	*	K-Tron International, Inc	76,594
2,025	e*	L-1 Identity Solutions, Inc	26,973
2,688	*	LaBarge, Inc	34,944
2,718	e*	LTX Corp	5,980
11,261	e*	Masimo Corp	386,815
1,598	*	Medical Action Industries, Inc	16,571
8,250	e	Mentor Corp	229,515
6,743	e*	Merit Medical Systems, Inc	99,122
3,806	e*	Micrus Endovascular Corp	53,360
2,661	e	Mine Safety Appliances Co	106,413
651	e*	MKS Instruments, Inc	14,257
1,590	e	MTS Systems Corp	57,049
6,740	e*	Natus Medical, Inc	141,136
3,521	*	Neogen Corp	80,596
8,694	e*	NuVasive, Inc	388,274
3,604	e*	NxStage Medical, Inc	13,839
1,434	e*	Orthofix International NV	41,514

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
16,200	*	Orthovita, Inc	$33,210
1,079	e*	OYO Geospace Corp	63,596
3,353	*	Photon Dynamics Inc	50,563
7,255	e*	Rofin-Sinar Technologies, Inc	219,101
1,140	e*	Rudolph Technologies, Inc	8,778
3,892	*	Sirona Dental Systems, Inc	100,881
3,140	*	Somanetics Corp	66,568
3,275	e*	Sonic Solutions, Inc	19,519
4,106	e*	SonoSite, Inc	115,009
7,889	*	Spectranetics Corp	77,786
14,580	e	STERIS Corp	419,321
2,569	e*	Symmetry Medical, Inc	41,669
3,047	*	Synovis Life Technologies, Inc	57,375
8,810	e*	Teledyne Technologies, Inc	429,840
13,313	e*	Thoratec Corp	231,513
2,979	e*	Trans1, Inc	44,894
6,994	e*	Varian, Inc	357,114
6,574	e*	Veeco Instruments, Inc	105,710
4,119	*	Vision-Sciences, Inc	15,446
2,485	e*	Vital Images, Inc	30,913
2,036	e	Vital Signs, Inc	115,604
14,810	e*	Vivus, Inc	98,931
3,177	*	Vnus Medical Technologies, Inc	63,572
11,539	*	Volcano Corp	140,776
9,085	*	Wright Medical Group, Inc	258,105
5,108	*	Zoll Medical Corp	171,986
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	11,584,618

INSURANCE AGENTS, BROKERS AND SERVICE - 0.02%
1,291		Life Partners Holdings, Inc	25,794
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	25,794

INSURANCE CARRIERS - 0.46%
393	e	Amtrust Financial Services, Inc	4,952
2,498	*	Argo Group International Holdings Ltd	83,833
932	e*	Centene Corp	15,648
1,774	e*	Darwin Professional Underwriters, Inc	54,639
642		Employers Holdings, Inc	13,289
736	e*	Enstar Group Ltd	64,400
812	e*	First Mercury Financial Corp	14,324
8,055	*	HealthExtras, Inc	242,778
2,624	e*	Primus Guaranty Ltd	7,636
4,779	*	RadNet, Inc	29,630
4,937	e	Tower Group, Inc	104,615
		TOTAL INSURANCE CARRIERS	635,744

JUSTICE, PUBLIC ORDER AND SAFETY - 0.22%
3,424	*	China Fire & Security Group, Inc	27,563
12,463	e*	Geo Group, Inc	280,417
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	307,980

LEATHER AND LEATHER PRODUCTS - 0.45%
18,843	*	CROCS, Inc	150,932
10,099	e*	Iconix Brand Group, Inc	121,996

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
1,002		Weyco Group, Inc	$26,583
12,163	e	Wolverine World Wide, Inc	324,387
		TOTAL LEATHER AND LEATHER PRODUCTS	623,898

LEGAL SERVICES - 0.06%
1,879	e*	Pre-Paid Legal Services, Inc	76,325
		TOTAL LEGAL SERVICES	76,325

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.02%
1,119	e*	Emergency Medical Services Corp (Class A)	25,323
		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	25,323

LUMBER AND WOOD PRODUCTS - 0.17%
2,003		American Woodmark Corp	42,323
9,548	e*	Champion Enterprises, Inc	55,856
2,570	e	Deltic Timber Corp	137,521
		TOTAL LUMBER AND WOOD PRODUCTS	235,700

METAL MINING - 0.16%
9,708	*	Allied Nevada Gold Corp	57,180
3,189	e*	Apex Silver Mines Ltd	15,658
7,668	e*	ShengdaTech, Inc	76,143
2,678	e*	Stillwater Mining Co	31,681
9,185	e*	Uranium Resources, Inc	33,893
		TOTAL METAL MINING	214,555

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.15%
8,013	e	Daktronics, Inc	161,622
429	e	Marine Products Corp	2,831
8,240	e*	Shuffle Master, Inc	40,706
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	205,159

MISCELLANEOUS RETAIL - 1.12%
6,830	*	1-800-FLOWERS.COM, Inc (Class A)	44,053
1,418	*	Bidz.com, Inc	12,351
3,260	e*	Blue Nile, Inc	138,615
7,717		Borders Group, Inc	46,302
3,170		Cash America International, Inc	98,270
7,389	e*	CKX, Inc	64,654
13,915	*	Coldwater Creek, Inc	73,471
20,432	*	Drugstore.Com	38,821
9,390	e*	Ezcorp, Inc (Class A)	119,722
2,377	*	Fuqi International, Inc	20,823
5,738	*	GSI Commerce, Inc	78,209
6,949	e*	Hibbett Sports, Inc	146,624
3,421	e	Longs Drug Stores Corp	144,058
7,466		Nutri/System, Inc	105,569
3,924	e*	Overstock.com, Inc	101,828
2,227	*	PC Mall, Inc	30,198
3,528	e	Pricesmart, Inc	69,784
4,807	*	Shutterfly, Inc	58,693
3,631	*	Stamps.com, Inc	45,315
1,281	e	Systemax, Inc	22,610

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
4,796	e*	Zumiez, Inc	$79,518
		TOTAL MISCELLANEOUS RETAIL	1,539,488

MOTION PICTURES - 0.53%
2,721	e	Cinemark Holdings, Inc	35,536
4,393	e*	Gaiam, Inc (Class A)	59,349
1,620	e*	Macrovision Solutions Corp	24,235
10,283	e	National CineMedia, Inc	109,617
31,572	e*	tw telecom inc	506,099
		TOTAL MOTION PICTURES	734,836

NONDEPOSITORY INSTITUTIONS - 0.46%
3,503	e	Advance America Cash Advance Centers, Inc	17,795
1,205	e*	Credit Acceptance Corp	30,800
4,661	e*	First Cash Financial Services, Inc	69,868
8,686		First Marblehead Corp	22,323
6,226	e*	Mercadolibre, Inc	214,735
2,394	*	Mitcham Industries, Inc	40,890
2,034	e*	NewStar Financial, Inc	12,021
12,719	e*	thinkorswim Group, Inc	89,669
4,033	e*	World Acceptance Corp	135,791
		TOTAL NONDEPOSITORY INSTITUTIONS	633,892

NONMETALLIC MINERALS, EXCEPT FUELS - 0.37%
2,088	e	AMCOL International Corp	59,424
4,150		Compass Minerals International, Inc	334,324
12,895	e*	General Moly, Inc	101,484
246	*	United States Lime & Minerals, Inc	9,734
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	504,966

OIL AND GAS EXTRACTION - 7.96%
10,249	*	Abraxas Petroleum Corp	55,447
1,053	e	APCO Argentina, Inc	30,484
2,194	e*	Approach Resources, Inc	58,777
8,591	*	Arena Resources, Inc	453,777
8,433	e	Atlas America, Inc	379,929
6,789	*	ATP Oil & Gas Corp	267,962
10,084	*	Basic Energy Services, Inc	317,646
6,615	e	Berry Petroleum Co (Class A)	389,491
4,192	*	Bill Barrett Corp	249,047
1,230	*	BMB Munai, Inc	7,306
4,741	*	Bois d'Arc Energy, Inc	115,254
904	e*	Cal Dive International, Inc	12,918
9,459	*	Cano Petroleum, Inc	75,104
6,799	*	Carrizo Oil & Gas, Inc	462,944
9,216	*	Cheniere Energy, Inc	40,274
1,320	*	Clayton Williams Energy, Inc	145,134
11,243	*	Comstock Resources, Inc	949,246
12,167	*	Concho Resources, Inc	453,829
3,300	e*	Contango Oil & Gas Co	306,636
1,332	*	Dawson Geophysical Co	79,201
15,516	e*	Delta Petroleum Corp	395,968
1,996	*	Double Eagle Petroleum Co	36,387
27,804	*	Endeavour International Corp	60,335
7,800	*	Energy Partners Ltd	116,376

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
1,220	*	Energy XXI Bermuda Ltd	$8,442
17,125	*	EXCO Resources, Inc	632,084
10,242	e*	FX Energy, Inc	53,975
22,899	*	Gasco Energy, Inc	95,031
9,304	e*	GeoGlobal Resources, Inc	19,818
808	*	Geokinetics, Inc	14,633
850	*	Geomet, Inc	8,058
1,341	*	Georesources, Inc	24,701
1,419	*	GMX Resources, Inc	105,148
5,025	e*	Goodrich Petroleum Corp	416,673
10,186	e*	Grey Wolf, Inc	91,980
2,200	e*	Gulfport Energy Corp	36,234
3,641	*	Houston American Energy Corp	40,852
12,335	e*	McMoRan Exploration Co	339,459
4,793	*	Northern Oil And Gas, Inc	63,651
4,437	*	Oilsands Quest, Inc	28,840
1,790		Panhandle Oil and Gas, Inc	60,609
10,111	*	Parallel Petroleum Corp	203,534
5,034	e*	Parker Drilling Co	50,390
10,165		Penn Virginia Corp	766,644
3,630	e*	Petroleum Development Corp	241,359
5,323	e*	Petroquest Energy, Inc	143,189
1,507	*	Pioneer Drilling Co	28,347
4,140	*	PowerSecure International, Inc	30,056
225	*	PrimeEnergy Corp	12,485
4,544	*	Quest Resource Corp	51,847
4,387	*	RAM Energy Resources, Inc	27,638
4,096	e*	Rex Energy Corp	108,134
7,208	e	RPC, Inc	121,094
13,034	e*	Sulphco, Inc	29,587
2,740	e*	Superior Well Services, Inc	86,885
5,480	*	Tri-Valley Corp	40,716
1,191	*	Union Drilling, Inc	25,821
4,530	*	Vaalco Energy, Inc	38,369
4,950	e*	Venoco, Inc	114,889
14,242	e*	Warren Resources, Inc	209,073
7,652	*	W-H Energy Services, Inc	732,602
9,494	*	Willbros Group, Inc	415,932
		TOTAL OIL AND GAS EXTRACTION	10,978,251

PAPER AND ALLIED PRODUCTS - 0.21%
11,754	e*	Cenveo, Inc	114,837
35,317	e*	Graphic Packaging Holding Co	71,340
3,505		Rock-Tenn Co (Class A)	105,115
		TOTAL PAPER AND ALLIED PRODUCTS	291,292

PERSONAL SERVICES - 0.31%
6,828	e*	Coinstar, Inc	223,344
21,751	e*	Sally Beauty Holdings, Inc	140,511
2,375	*	Steiner Leisure Ltd	67,331
		TOTAL PERSONAL SERVICES	431,186

PETROLEUM AND COAL PRODUCTS - 0.32%
2,192	*	American Oil & Gas, Inc	8,593

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
5,622	*	CVR Energy, Inc	$108,223
24,295	*	Gran Tierra Energy, Inc	193,631
1,495	*	Headwaters, Inc	17,596
2,106		Quaker Chemical Corp	56,146
1,876		WD-40 Co	54,873
		TOTAL PETROLEUM AND COAL PRODUCTS	439,062

PRIMARY METAL INDUSTRIES - 0.97%
3,242	e	Belden CDT, Inc	109,839
1,759	e*	Coleman Cable, Inc	18,153
1,097	e*	Esmark, Inc	20,975
3,521	*	Fushi Copperweld, Inc	83,553
2,632	*	General Steel Holdings, Inc	41,375
763	e*	Haynes International, Inc	43,911
7,213		Matthews International Corp (Class A)	326,460
5,910	*	Metalico, Inc	103,543
625		Mueller Industries, Inc	20,125
1,666		Olympic Steel, Inc	126,483
828	*	Superior Essex, Inc	36,954
1,100	*	Sutor Technology Group Ltd	7,777
5,839	e	Texas Industries, Inc	327,743
240	*	Universal Stainless & Alloy	8,890
2,790		Worthington Industries, Inc	57,195
		TOTAL PRIMARY METAL INDUSTRIES	1,332,976

PRINTING AND PUBLISHING - 0.53%
610		Bowne & Co, Inc	7,777
5,597	*	China Information Security Technology, Inc	31,679
1,432	e*	Consolidated Graphics, Inc	70,555
5,359	e*	Dolan Media Co	97,534
1,140		Harte-Hanks, Inc	13,053
6,591	e*	Martha Stewart Living Omnimedia, Inc (Class A)	48,773
2,037		Multi-Color Corp	42,757
3,013	*	Playboy Enterprises, Inc (Class B)	14,884
6,736	*	Presstek, Inc	33,411
1,106	e	Standard Register Co	10,430
5,739	e*	Valassis Communications, Inc	71,852
10,791	e*	VistaPrint Ltd	288,767
		TOTAL PRINTING AND PUBLISHING	731,472

RAILROAD TRANSPORTATION - 0.13%
5,406	e*	Genesee & Wyoming, Inc (Class A)	183,912
		TOTAL RAILROAD TRANSPORTATION	183,912

REAL ESTATE - 0.16%
956	e	Consolidated-Tomoka Land Co	40,209
1,936	e	DuPont Fabros Technology, Inc	36,087
654	*	Forestar Real Estate Group, Inc	12,459
8,251		Grubb & Ellis Co	31,766
7,154	e*	LoopNet, Inc	80,840
1,390	e	Thomas Properties Group, Inc	13,678
		TOTAL REAL ESTATE	215,039

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 1.19%
1,181	e*	AEP Industries, Inc	$20,514
3,187	*	Deckers Outdoor Corp	443,630
4,634	e*	Metabolix, Inc	45,413
603	*	Skechers U.S.A., Inc (Class A)	11,915
6,707	e	Titan International, Inc	238,903
913	e*	Trex Co, Inc	10,709
15,150	e	Tupperware Corp	518,433
8,092	e	West Pharmaceutical Services, Inc	350,222
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	1,639,739

SECURITY AND COMMODITY BROKERS - 1.12%
2,677	e	Cohen & Steers, Inc	69,522
503	*	Diamond Hill Investment Group, Inc	42,000
2,594	e*	Duff & Phelps Corp	42,957
1,885	e	Epoch Holding Corp	17,172
5,550	e*	FCStone Group, Inc	155,011
589	e	GAMCO Investors, Inc (Class A)	29,226
16,158	e	GFI Group, Inc	145,584
4,235	e	Greenhill & Co, Inc	228,097
10,174	e*	Interactive Brokers Group, Inc (Class A)	326,891
1,031	*	International Assets Holding Corp	30,992
341	e*	KBW, Inc	7,018
2,900	*	Knight Capital Group, Inc (Class A)	52,142
23,626	e*	Ladenburg Thalmann Financial Services, Inc	35,675
10,348	e	optionsXpress Holdings, Inc	231,174
1,499	e	Pzena Investment Management, Inc	19,127
403	*	Stifel Financial Corp	13,876
2,543	e	US Global Investors, Inc (Class A)	42,595
316		Value Line, Inc	10,507
1,127		Westwood Holdings Group, Inc	44,855
		TOTAL SECURITY AND COMMODITY BROKERS	1,544,421

SOCIAL SERVICES - 0.04%
666	e*	Capital Senior Living Corp	5,022
2,541	*	Providence Service Corp	53,641
		TOTAL SOCIAL SERVICES	58,663

SPECIAL TRADE CONTRACTORS - 0.38%
752	e	Alico, Inc	26,064
8,462	*	AsiaInfo Holdings, Inc	100,021
4,315	e	Chemed Corp	157,972
6,378	*	EMCOR Group, Inc	181,964
540	e*	Integrated Electrical Services, Inc	9,288
1,092	e*	Layne Christensen Co	47,819
		TOTAL SPECIAL TRADE CONTRACTORS	523,128

STONE, CLAY, AND GLASS PRODUCTS - 0.41%
3,631	e	Apogee Enterprises, Inc	58,677
5,735	*	Cabot Microelectronics Corp	190,115
5,019	e	CARBO Ceramics, Inc	292,859
3,037	e	Libbey, Inc	22,595
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	564,246

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
TEXTILE MILL PRODUCTS - 0.01%
5,072	e	Xerium Technologies, Inc	$20,085
		TOTAL TEXTILE MILL PRODUCTS	20,085

TOBACCO PRODUCTS - 0.09%
7,674	e	Vector Group Ltd	123,782
		TOTAL TOBACCO PRODUCTS	123,782

TRANSPORTATION BY AIR - 0.27%
2,686	e*	Air Methods Corp	67,150
15,105	e*	Airtran Holdings, Inc	30,814
2,813	*	Allegiant Travel Co	52,294
8,439	*	Hawaiian Holdings, Inc	58,651
2,249	e*	PHI, Inc	90,342
14,198		UAL Corp	74,114
		TOTAL TRANSPORTATION BY AIR	373,365

TRANSPORTATION EQUIPMENT - 1.96%
2,172	e*	AAR Corp	29,387
2,503	e*	Aerovironment, Inc	68,032
2,045	e	American Railcar Industries, Inc	34,315
5,648	e*	Amerigon, Inc	40,157
7,626		Clarcor, Inc	267,673
6,300	*	Cogo Group, Inc	57,393
13,619	e*	Fleetwood Enterprises, Inc	35,682
10,104	e*	Force Protection, Inc	33,444
353	e	Freightcar America, Inc	12,531
2,802	*	Fuel Systems Solutions, Inc	107,877
13,934	e*	GenCorp, Inc	99,767
1,860	e*	GenTek, Inc	50,015
3,793	e*	Hayes Lemmerz International, Inc	10,772
5,639	e	Heico Corp	183,493
405	e	Kaman Corp	9,218
1,317	*	LMI Aerospace, Inc	23,140
14,307	e*	Orbital Sciences Corp	337,073
7,105	e	Polaris Industries, Inc	286,900
873	e	Spartan Motors, Inc	6,521
8,315	e*	TransDigm Group, Inc	279,301
2,255	e	Triumph Group, Inc	106,210
9,130	e*	Visteon Corp	24,012
10,450	e	Westinghouse Air Brake Technologies Corp	508,079
7,101	e	Winnebago Industries, Inc	72,359
3,590	*	Wonder Auto Technology, Inc	25,238
		TOTAL TRANSPORTATION EQUIPMENT	2,708,589

TRANSPORTATION SERVICES - 0.50%
4,668	e	Ambassadors Group, Inc	69,647
1,279	e*	Dynamex, Inc	34,290
5,932	e*	HUB Group, Inc (Class A)	202,459
1,208	e*	Orbitz Worldwide, Inc	6,052
3,274	e	Pacer International, Inc	70,424
10,496	e	Ship Finance International Ltd	309,947
		TOTAL TRANSPORTATION SERVICES	692,819

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
TRUCKING AND WAREHOUSING - 0.38%
7,045	e	Forward Air Corp	$243,757
8,386	e	Heartland Express, Inc	125,035
4,787	e*	Old Dominion Freight Line	143,706
508	e*	Universal Truckload Services, Inc	11,186
		TOTAL TRUCKING AND WAREHOUSING	523,684

WATER TRANSPORTATION - 1.40%
8,799	e*	American Commercial Lines, Inc	96,173
2,880	e	Arlington Tankers Ltd	66,874
4,703		DHT Maritime, Inc	47,171
11,706	e	Eagle Bulk Shipping, Inc	346,146
5,430	e	Genco Shipping & Trading Ltd	354,036
6,520		General Maritime Corp	169,390
7,220	e	Golar LNG Ltd	111,838
3,831	*	Gulfmark Offshore, Inc	222,888
7,659	e	Horizon Lines, Inc (Class A)	76,207
4,179		Knightsbridge Tankers Ltd	134,606
2,259		Nordic American Tanker Shipping	87,694
8,820	e*	Odyssey Marine Exploration, Inc	34,927
2,563	*	TBS International Ltd (Class A)	102,392
3,301	e	Teekay Tankers Ltd	76,616
		TOTAL WATER TRANSPORTATION	1,926,958

WHOLESALE TRADE-DURABLE GOODS - 1.93%
3,101	e	Applied Industrial Technologies, Inc	74,951
11,690	e	Barnes Group, Inc	269,922
5,236	e*	Beacon Roofing Supply, Inc	55,554
2,933	*	Cardtronics, Inc	26,016
2,697	*	Chindex International, Inc	39,565
7,384	e*	Conceptus, Inc	136,530
4,796	*	DemandTec, Inc	36,018
687	*	Digi International, Inc	5,393
514	e*	Drew Industries, Inc	8,198
4,168	e*	Hansen Medical, Inc	69,689
4,347	e	Houston Wire & Cable Co	86,505
13,994	e	Knight Transportation, Inc	256,090
3,694	e*	MedAssets, Inc	62,983
2,507	*	MWI Veterinary Supply, Inc	83,007
9,146		Owens & Minor, Inc	417,881
9,469		Pool Corp	168,169
15,137	e*	PSS World Medical, Inc	246,733
12,900	*	Solera Holdings, Inc	356,814
1,788	e*	Titan Machinery, Inc	56,000
9,476	e*	TomoTherapy, Inc	84,621
9,288	e*	Tyler Technologies, Inc	126,038
		TOTAL WHOLESALE TRADE-DURABLE GOODS	2,666,677

WHOLESALE TRADE-NONDURABLE GOODS - 1.00%
15,256	e*	Akorn, Inc	50,497
17,343	e*	Alliance One International, Inc	88,623
13,942	e*	Allscripts Healthcare Solutions, Inc	173,020
5,916	e*	BMP Sunstone Corp	33,721
4,207	e*	Green Mountain Coffee Roasters, Inc	158,057
1,066	*	Hain Celestial Group, Inc	25,030

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
2,950	e*	LSB Industries, Inc	$58,410
1,416	e	Men's Wearhouse, Inc	23,067
4,105		Myers Industries, Inc	33,456
8,004	e	Nu Skin Enterprises, Inc (Class A)	119,420
1,508	*	Perry Ellis International, Inc	32,000
741	e	Spartan Stores, Inc	17,043
2,533	e*	Synutra International, Inc	81,867
6,088	*	Tractor Supply Co	176,796
3,235	e*	United Natural Foods, Inc	63,018
4,439	e*	Volcom, Inc	106,225
5,106	e	Zep, Inc	75,977
4,511	*	Zhongpin, Inc	56,387
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	1,372,614

		TOTAL COMMON STOCKS	136,345,243
		(Cost $131,180,846)

SHORT-TERM INVESTMENTS - 30.88%

PRINCIPAL		ISSUER
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 1.37%
$ 1,880,000		Federal Home Loan Bank (FHLB), 07/01/08	1,880,000
			1,880,000
SHARES		COMPANY
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 29.51%
40,688,368		State Street Navigator Securities Lending Prime Portfolio	40,688,368
			40,688,368

		TOTAL SHORT-TERM INVESTMENTS	42,568,368
		(Cost $42,568,368)

		TOTAL PORTFOLIO - 129.77%	178,913,611
		(Cost $173,749,214)
		OTHER ASSETS & LIABILITIES, NET - (29.77)%	(41,040,283)

		NET ASSETS - 100.00%	$137,873,328

	*	Non-income producing
	**	Percentage represents less than 0.01%.
	d	All or a portion of these securities have been segregated by the custodian to cover margin or other
		requirements on open futures contracts in the amount of $181,250.
	e	All or a portion of these securities are out on loan.

		At June 30, 2008, the net unrealized appreciation on investments was $5,164,397,
		consisting of gross unrealized appreciation of $16,942,395 and gross unrealized depreciation of
		$11,777,998.

	NUMBER OF	MARKET	EXPIRATION	UNREALIZED
OPEN FUTURES CONTRACTS:	CONTRACTS	VALUE	DATE	(DEPRECIATION)

E-mini Russell 2000 Index	26	$ 1,798,420	September 2008	$(58,251)

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
SMALL-CAP VALUE INDEX FUND
STATEMENT OF INVESTMENTS (unaudited)
June 30, 2008

SHARES		COMPANY	VALUE
COMMON STOCKS - 98.45%

AGRICULTURAL PRODUCTION-CROPS - 0.14%
12,421	e*	Chiquita Brands International, Inc	$188,427
933		Griffin Land & Nurseries, Inc	28,643
		TOTAL AGRICULTURAL PRODUCTION-CROPS	217,070

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.21%
428	e	Cal-Maine Foods, Inc	14,120
12,196	e	Pilgrim's Pride Corp	158,426
100		Seaboard Corp	155,100
		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	327,646

AMUSEMENT AND RECREATION SERVICES - 0.41%
2,719		Churchill Downs, Inc	94,812
22,179	e*	Live Nation, Inc	234,654
17,579	e*	Pinnacle Entertainment, Inc	184,404
19,224	e*	Six Flags, Inc	22,108
4,037		Speedway Motorsports, Inc	82,274
20,765	e,v*	Westwood One, Inc	25,126
		TOTAL AMUSEMENT AND RECREATION SERVICES	643,378

APPAREL AND ACCESSORY STORES - 1.71%
8,605		Bebe Stores, Inc	82,694
12,278		Brown Shoe Co, Inc	166,367
760	e*	Cache, Inc	8,132
16,572	*	Carter's, Inc	229,025
10,911	e*	Casual Male Retail Group, Inc	33,279
6,487		Cato Corp (Class A)	92,375
5,124	*	Charlotte Russe Holding, Inc	91,002
33,725	e*	Charming Shoppes, Inc	154,798
35,479	*	Chico's FAS, Inc	190,522
6,837	*	Children's Place Retail Stores, Inc	246,816
3,265		Christopher & Banks Corp	22,202
18,737	e*	Collective Brands, Inc	217,911
13,097	e*	Dress Barn, Inc	175,238
1,699	*	DSW, Inc (Class A)	20,014
8,987	e	Finish Line, Inc (Class A)	78,187
12,825	*	HOT Topic, Inc	69,383
7,396	e*	Jo-Ann Stores, Inc	170,330
4,190	*	JOS A Bank Clothiers, Inc	112,083
5,715	*	New York & Co, Inc	52,178
20,791	*	Pacific Sunwear Of California, Inc	177,347
2,598	e*	Shoe Carnival, Inc	30,630
11,590	e	Stage Stores, Inc	135,255
1,935		Syms Corp	26,316
7,327	e	Talbots, Inc	84,920
1,492	*	Tween Brands, Inc	24,558
		TOTAL APPAREL AND ACCESSORY STORES	2,691,562

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
APPAREL AND OTHER TEXTILE PRODUCTS - 0.40%
3,480	e	Columbia Sportswear Co	$127,890
1,361	e*	G-III Apparel Group Ltd	16,795
2,246	*	Gymboree Corp	89,997
2,931	e*	Maidenform Brands, Inc	39,569
36,925	*	Quiksilver, Inc	362,604
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	636,855

AUTO REPAIR, SERVICES AND PARKING - 0.19%
2,837	*	Amerco, Inc	135,268
6,053	*	Dollar Thrifty Automotive Group, Inc	57,201
4,202	e	Monro Muffler, Inc	65,089
1,034	e*	Standard Parking Corp	18,819
958	*	Wright Express Corp	23,758
		TOTAL AUTO REPAIR, SERVICES AND PARKING	300,135

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.27%
2,891	*	America's Car-Mart, Inc	51,807
9,237	e	Asbury Automotive Group, Inc	118,695
4,401	e*	MarineMax, Inc	31,555
9,924	*	Rush Enterprises, Inc (Class A)	119,187
7,992	e	Sonic Automotive, Inc (Class A)	103,017
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	424,261

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.07%
3,943	e*	Builders FirstSource, Inc	20,937
20,242	e*	Central Garden and Pet Co (Class A)	82,992
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	103,929

BUSINESS SERVICES - 6.41%
118,117	e*	3Com Corp	250,408
13,162	e	Aaron Rents, Inc	293,907
12,574		ABM Industries, Inc	279,772
17,746		Acxiom Corp	203,902
13,599		Aircastle Ltd	114,368
2,136		American Software, Inc (Class A)	12,047
588	*	AMN Healthcare Services, Inc	9,949
3,734	e*	Ariba, Inc	54,927
1,406	e	Asset Acceptance Capital Corp	17,181
13,358	e*	Avocent Corp	248,459
62,138	e,v*	BearingPoint, Inc	50,953
1,599	*	BGC Partners, Inc (Class A)	12,072
1,187		Blackbaud, Inc	25,402
6,833	*	Bottomline Technologies, Inc	66,485
14,820		Brady Corp (Class A)	511,735
7,105	*	CACI International, Inc (Class A)	325,196
546	*	CAI International, Inc	9,500
16,446	*	Ciber, Inc	102,130
14,696	e*	CMGI, Inc	155,778
5,018	*	Cogent, Inc	57,055
6,919	e	Compass Diversified Trust	79,084
776		Computer Programs & Systems, Inc	13,448
4,259	*	COMSYS IT Partners, Inc	38,842

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
5,061	*	CSG Systems International, Inc	$55,772
3,338	*	DealerTrack Holdings, Inc	47,099
680	e*	Deltek, Inc	5,154
7,524		Deluxe Corp	134,078
6,291	e*	DynCorp International, Inc (Class A)	95,309
6,073		Electro Rent Corp	76,155
17,299	*	Epicor Software Corp	119,536
3,346	*	EPIQ Systems, Inc	47,513
14,102		Fair Isaac Corp	292,899
2,912	e*	First Advantage Corp (Class A)	46,155
5,915		FTD Group, Inc	78,847
7,115	e*	Gerber Scientific, Inc	80,969
6,824	e	Gevity HR, Inc	36,713
4,413	e*	Global Cash Access, Inc	30,273
4,752	*	H&E Equipment Services, Inc	57,119
5,001	e	Heidrick & Struggles International, Inc	138,228
2,720	e*	HSW International, Inc	7,888
1,201	*	Hudson Highland Group, Inc	12,574
5,147	*	Hypercom Corp	22,647
4,523	e*	i2 Technologies, Inc	56,221
1,218	*	ICT Group, Inc	9,988
9,497		infoGROUP, Inc	41,692
4,411		Infospace, Inc	36,744
5,771		Interactive Data Corp	145,025
7,348	*	Internap Network Services Corp	34,389
3,502	e*	Internet Brands, Inc	23,218
4,825	*	Internet Capital Group, Inc	37,297
2,441	*	Interwoven, Inc	29,316
1,368		Jack Henry & Associates, Inc	29,604
6,886	*	JDA Software Group, Inc	124,637
7,546		Kelly Services, Inc (Class A)	145,864
1,450	*	Kenexa Corp	27,318
3,678	e*	Keynote Systems, Inc	47,373
7,749	*	Kforce, Inc	65,789
12,529	*	Korn/Ferry International	197,081
3,580	e*	Limelight Networks, Inc	13,676
24,790	e*	Mentor Graphics Corp	391,682
1,070	*	Monotype Imaging Holdings, Inc	13,033
27,343	*	MPS Group, Inc	290,656
13,175	e*	MSC.Software Corp	144,662
10,298	e*	Ness Technologies, Inc	104,216
1,248	*	Netscout Systems, Inc	13,329
10,385	*	On Assignment, Inc	83,288
22,909	e*	OpenTV Corp (Class A)	30,011
1,940	e*	Parametric Technology Corp	32,340
2,323		PC-Tel, Inc	22,278
3,091	*	PeopleSupport, Inc	26,274
9,277	*	Perficient, Inc	89,616
25,849	*	Perot Systems Corp (Class A)	387,993
1,490	*	Portfolio Recovery Associates, Inc	55,875
2,922	*	Premiere Global Services, Inc	42,603
858	*	Progress Software Corp	21,939
21,014	e*	Quest Software, Inc	311,217
6,581	*	Radisys Corp	59,624

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
5,444	*	Raser Technologies, Inc	$53,025
16,379	*	RealNetworks, Inc	108,101
19,527	e*	Rent-A-Center, Inc	401,670
4,082	*	S1 Corp	30,901
12,169	e*	Secure Computing Corp	50,380
4,038	e*	SI International, Inc	84,556
1,484	*	Smith Micro Software, Inc	8,459
14,562	*	SonicWALL, Inc	93,925
1,136	*	Sourcefire, Inc	8,781
7,846	*	Spherion Corp	36,249
5,621	e*	SRA International, Inc (Class A)	126,248
4,285	*	SupportSoft, Inc	13,926
3,758	*	Sybase, Inc	110,560
4,876	e*	SYNNEX Corp	122,339
3,337	e	TAL International Group, Inc	75,883
1,465	e	Textainer Group Holdings Ltd	28,611
1,972		TheStreet.com, Inc	12,838
5,972	*	THQ, Inc	120,993
55,219	*	TIBCO Software, Inc	422,425
905	*	TNS, Inc	21,684
11,621	*	TrueBlue, Inc	153,513
19,797	e	United Online, Inc	198,564
6,286		Viad Corp	162,116
3,305	*	Vignette Corp	39,660
390	*	Virtusa Corp	3,951
3,672	e*	Volt Information Sciences, Inc	43,734
1,181	*	Websense, Inc	19,888
6,159	*	Website Pros, Inc	51,304
		TOTAL BUSINESS SERVICES	10,107,680

CHEMICALS AND ALLIED PRODUCTS - 3.90%
4,011	*	Albany Molecular Research, Inc	53,226
6,031	e*	Alpharma, Inc (Class A)	135,878
14,947	e*	Applera Corp	169,798
4,929	e	Arch Chemicals, Inc	163,396
16,859	e*	Arena Pharmaceuticals, Inc	87,498
4,649	e*	Aventine Renewable Energy Holdings, Inc	20,456
4,253	*	Cambrex Corp	24,965
361	*	Chattem, Inc	23,483
4,976	*	China Precision Steel, Inc	21,845
2,064	*	Cypress Bioscience, Inc	14,840
2,151	e*	Cytokinetics, Inc	7,980
7,397	e*	Elizabeth Arden, Inc	112,286
1,292	e*	Emergent Biosolutions, Inc	12,830
1,862		Ferro Corp	34,931
8,405	*	Geron Corp	28,997
15,714		H.B. Fuller Co	352,622
14,951	e	Hercules, Inc	253,120
35,093	*	Human Genome Sciences, Inc	182,835
5,009	*	ICO, Inc	30,154
1,569	e	Innophos Holdings, Inc	50,130
2,835	e	Innospec, Inc	53,355
3,718	e	Inter Parfums, Inc	55,770
4,539		Kaiser Aluminum Corp	242,973

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
5,660		Koppers Holdings, Inc	$236,984
3,839		Mannatech, Inc	20,884
8,414	e*	MannKind Corp	25,242
3,075	e	Minerals Technologies, Inc	195,539
13,840	e*	Nabi Biopharmaceuticals	54,530
1,331	e	NL Industries, Inc	12,684
21,772	e	Olin Corp	569,991
8,806	e*	OM Group, Inc	288,749
3,483	e*	Pacific Ethanol, Inc	6,304
9,991	*	Par Pharmaceutical Cos, Inc	162,154
8,865	*	PharMerica Corp	200,260
27,484	*	PolyOne Corp	191,563
10,245	*	Prestige Brands Holdings, Inc	109,212
12,021	*	Rockwood Holdings, Inc	418,331
13,996	e*	Salix Pharmaceuticals Ltd	98,392
1,444	e	Sciele Pharma, Inc	27,941
13,904		Sensient Technologies Corp	391,537
3,937	*	Solutia, Inc	50,472
1,249		Stepan Co	56,979
13,218	*	Unifi, Inc	33,309
23,185	e*	USEC, Inc	140,965
10,464	*	Valeant Pharmaceuticals International	179,039
30,067	e*	Verasun Energy Corp	124,177
20,359	e*	Viropharma, Inc	225,171
5,517		Westlake Chemical Corp	81,983
5,017	e*	WR Grace & Co	117,849
		TOTAL CHEMICALS AND ALLIED PRODUCTS	6,153,609

COMMUNICATIONS - 2.40%
6,610	e	Alaska Communications Systems Group, Inc	78,923
7,933	e*	Anixter International, Inc	471,934
2,680	e	Atlantic Tele-Network, Inc	73,727
5,308	e*	Audiovox Corp (Class A)	52,125
14,402	*	Brightpoint, Inc	105,135
2,638	*	Centennial Communications Corp	18,440
70,905	e*	Charter Communications, Inc (Class A)	74,450
72,405	*	Cincinnati Bell, Inc	288,172
53,158	e*	Citadel Broadcasting Corp	64,853
4,145	e	Consolidated Communications Holdings, Inc	61,719
8,011	e*	Cox Radio, Inc (Class A)	94,530
1,637	e*	Crown Media Holdings, Inc (Class A)	7,759
7,713	e*	Cumulus Media, Inc (Class A)	30,389
732	*	DG FastChannel, Inc	12,627
8,548	e	Entercom Communications Corp (Class A)	60,007
10,276	e*	Entravision Communications Corp (Class A)	41,310
25,928	e	Fairpoint Communications, Inc	186,941
35,225	e*	FiberTower Corp	49,315
1,932		Fisher Communications, Inc	66,538
30,643	*	Foundry Networks, Inc	362,200
13,535	e*	General Communication, Inc (Class A)	92,985
4,735	e*	GeoEye, Inc	83,857
5,361	e*	Global Crossing Ltd	96,176
12,267	*	Globalstar, Inc	34,716
12,178	e	Gray Television, Inc	34,951

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
8,950		Ibasis, Inc	$29,356
20,532	e*	ICO Global Communications Holdings Ltd	66,934
14,434	e	IDT Corp (Class B)	24,538
8,556	e	Iowa Telecommunications Services, Inc	150,671
3,391	e*	iPCS, Inc	100,475
8,309	e*	Knology, Inc	91,316
7,646	e*	Lin TV Corp (Class A)	45,570
1,697	*	Mastec, Inc	18,090
12,306	e*	Mediacom Communications Corp (Class A)	65,714
5,179	*	Novatel Wireless, Inc	57,642
1,677	*	Orbcomm, Inc	9,559
9,566	e*	PAETEC Holding Corp	60,744
749	e	Preformed Line Products Co	30,192
5,678	e*	RCN Corp	61,209
2,608	e*	Rural Cellular Corp (Class A)	116,082
974	e	Shenandoah Telecom Co	12,681
9,513	e	Sinclair Broadcast Group, Inc (Class A)	72,299
7,828	*	Syniverse Holdings, Inc	126,814
11,915	*	TerreStar Corp	47,422
6,850	e	USA Mobility, Inc	51,718
4,983	e*	Vonage Holdings Corp	8,272
		TOTAL COMMUNICATIONS	3,791,077

DEPOSITORY INSTITUTIONS - 11.46%
4,000	e	1st Source Corp	64,400
7,016	e	Abington Bancorp, Inc	63,986
6,376	e	Amcore Financial, Inc	36,088
3,800	e	Ameris Bancorp	33,060
1,771		Ames National Corp	29,629
5,560	e	Anchor Bancorp Wisconsin, Inc	38,976
2,473		Arrow Financial Corp	44,835
2,292	e	Bancfirst Corp	98,098
7,750	e	Banco Latinoamericano de Exportaciones S.A.	125,473
5,144		BancTrust Financial Group, Inc	33,899
14,777	e	Bank Mutual Corp	148,361
3,150	e	Bank of the Ozarks, Inc	46,809
6,473	e	BankFinancial Corp	84,214
4,503	e	Banner Corp	39,897
10,030	e*	Beneficial Mutual Bancorp, Inc	111,032
3,080		Berkshire Hills Bancorp, Inc	72,842
10,812	e	Boston Private Financial Holdings, Inc	61,304
16,792		Brookline Bancorp, Inc	160,364
839		Brooklyn Federal Bancorp, Inc	10,110
1,935		Bryn Mawr Bank Corp	33,863
2,188		Camden National Corp	50,937
3,416	e	Capital City Bank Group, Inc	74,332
4,112	e	Capitol Bancorp Ltd	36,885
2,627		Cardinal Financial Corp	16,445
5,907	e	Cascade Bancorp	45,484
15,030	e	Cathay General Bancorp	163,376
2,646		Centerstate Banks of Florida, Inc	29,185
8,066	e	Central Pacific Financial Corp	85,984
7,188	e	Chemical Financial Corp	146,635
2,551		Citizens & Northern Corp	42,245

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
22,659	e	Citizens Banking Corp	$63,898
3,609	e	City Bank	31,037
4,830	e	City Holding Co	196,919
3,223	e	Clifton Savings Bancorp, Inc	31,392
5,492	e	CoBiz, Inc	36,137
58,934		Colonial Bancgroup, Inc	260,488
5,313	e	Columbia Banking System, Inc	102,700
8,691	e	Community Bank System, Inc	179,208
4,333	e	Community Trust Bancorp, Inc	113,785
10,875	e	Corus Bankshares, Inc	45,240
19,105	e	CVB Financial Corp	180,351
7,100	e	Dime Community Bancshares	117,221
5,816	e	Downey Financial Corp	16,110
18,451		East West Bancorp, Inc	130,264
1,888	*	Encore Bancshares, Inc	29,547
1,543	e	Enterprise Financial Services Corp	29,086
4,869		ESSA Bancorp, Inc	60,960
13,697	*	Euronet Worldwide, Inc	231,479
1,707		Farmers Capital Bank Corp	30,077
3,074		Financial Institutions, Inc	49,368
3,972	e	First Bancorp	50,206
21,576	e	First Bancorp	136,792
2,429		First Bancorp, Inc	33,156
7,091	e	First Busey Corp	93,743
21,839	e	First Commonwealth Financial Corp	203,758
2,932	e	First Community Bancshares, Inc	82,682
10,650	e	First Financial Bancorp	97,980
5,261	e	First Financial Bankshares, Inc	241,006
3,618	e	First Financial Corp	110,747
3,381	e	First Financial Holdings, Inc	58,086
6,700		First Financial Northwest, Inc	66,531
5,205	e	First Merchants Corp	94,471
14,474	e	First Midwest Bancorp, Inc	269,940
31,281	e	First Niagara Financial Group, Inc	402,274
4,780	e	First Place Financial Corp	44,932
2,276		First South Bancorp, Inc	29,315
3,787	e*	FirstFed Financial Corp	30,447
23,660	e	FirstMerit Corp	385,895
12,504	e	Flagstar Bancorp, Inc	37,637
6,118	e	Flushing Financial Corp	115,936
24,998	e	FNB Corp	294,476
1,815	*	Fox Chase Bancorp, Inc	18,622
13,495	e	Frontier Financial Corp	114,977
15,417	e	Glacier Bancorp, Inc	246,518
3,521	e	Greene County Bancshares, Inc	49,364
14,466	e*	Guaranty Bancorp	52,078
7,249	e	Hancock Holding Co	284,813
10,525	e	Hanmi Financial Corp	54,835
8,979	e	Harleysville National Corp	100,206
3,544	e	Heartland Financial USA, Inc	64,465
3,761	e	Heritage Commerce Corp	37,234
3,740	e	Home Bancshares, Inc	84,075
1,726		Home Federal Bancorp, Inc	17,018
3,670	e	IBERIABANK Corp	163,205

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
4,667	e	Independent Bank Corp	$111,261
29,520	v*	IndyMac Bancorp, Inc	16,531
5,813	e	Integra Bank Corp	45,516
15,119	e	International Bancshares Corp	323,093
13,533	*	Investors Bancorp, Inc	176,741
6,184	e	Kearny Financial Corp	68,024
5,742	e	Lakeland Bancorp, Inc	69,938
3,548	e	Lakeland Financial Corp	67,696
5,423	e	MainSource Financial Group, Inc	84,057
987		MASSBANK Corp	39,065
9,972	e	MB Financial, Inc	224,071
2,912	*	Meridian Interstate Bancorp, Inc	28,305
6,214	e	Midwest Banc Holdings, Inc	30,262
6,420	e	Nara Bancorp, Inc	68,887
1,175	e	NASB Financial, Inc	20,892
22,745	e	National Penn Bancshares, Inc	302,054
9,557	e	NBT Bancorp, Inc	196,970
31,247	e	NewAlliance Bancshares, Inc	389,963
5,090	*	Northfield Bancorp, Inc	54,718
5,306	e	Northwest Bancorp, Inc	115,777
2,318		OceanFirst Financial Corp	41,840
19,451	e	Old National Bancorp	277,371
3,960	e	Old Second Bancorp, Inc	46,015
6,990		Oriental Financial Group, Inc	99,677
939	e*	Oritani Financial Corp	15,024
13,556	e	Pacific Capital Bancorp	186,802
3,037		Pacific Continental Corp	33,377
6,994		PacWest Bancorp	104,071
3,406	e	Park National Corp	183,583
2,326		Peapack Gladstone Financial Corp	51,102
1,482	*	Pennsylvania Commerce Bancorp, Inc	35,642
3,243		Peoples Bancorp, Inc	61,552
5,051	e*	Pinnacle Financial Partners, Inc	101,475
5,562		Premierwest Bancorp	32,482
11,208	e	Prosperity Bancshares, Inc	299,590
9,412	e	Provident Bankshares Corp	60,049
17,937		Provident Financial Services, Inc	251,297
11,900	e	Provident New York Bancorp	131,614
6,170	e	Renasant Corp	90,884
2,806	e	Republic Bancorp, Inc (Class A)	69,028
2,660	e	Rockville Financial, Inc	33,410
2,910	e	Roma Financial Corp	38,121
7,300	e	S&T Bancorp, Inc	212,138
3,332	e	S.Y. Bancorp, Inc	71,172
4,554	e	Sandy Spring Bancorp, Inc	75,505
1,200	e	Santander BanCorp	12,732
2,840	e	SCBT Financial Corp	81,110
4,339	e	Seacoast Banking Corp of Florida	33,671
2,368		Shore Bancshares, Inc	44,329
2,157		Sierra Bancorp	35,591
878	*	Signature Bank	22,617
4,040	e	Simmons First National Corp (Class A)	112,999
2,232		Smithtown Bancorp, Inc	36,270
21,359	e	South Financial Group, Inc	83,727

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
3,472	e	Southside Bancshares, Inc	$64,024
3,906		Southwest Bancorp, Inc	44,919
4,159		State Bancorp, Inc	51,988
6,474		StellarOne Corp	94,520
5,180	e	Sterling Bancorp	61,901
21,262	e	Sterling Bancshares, Inc	193,272
14,846	e	Sterling Financial Corp	61,462
1,567	e	Suffolk Bancorp	46,038
4,567	e*	Sun Bancorp, Inc	46,360
25,013	e	Susquehanna Bancshares, Inc	342,428
7,100	e*	SVB Financial Group	341,581
6,906	*	Texas Capital Bancshares, Inc	110,496
1,893	e	Tompkins Trustco, Inc	70,420
5,995		TowneBank	90,285
3,888	e	Trico Bancshares	42,574
13,608		Trustco Bank Corp NY	100,971
14,322	e	Trustmark Corp	252,783
32,408	e	UCBH Holdings, Inc	72,918
9,145	e	UMB Financial Corp	468,864
18,064	e	Umpqua Holdings Corp	219,116
4,075	e	Union Bankshares Corp	60,677
10,818	e	United Bankshares, Inc	248,273
12,570	e	United Community Banks, Inc	107,222
7,610	e	United Community Financial Corp	28,538
4,960		United Financial Bancorp, Inc	55,403
2,434		United Security Bancshares	35,390
3,656	e	Univest Corp of Pennsylvania	72,608
1,003		ViewPoint Financial Group	14,764
30,463	e	W Holding Co, Inc	24,370
3,195	e	Washington Trust Bancorp, Inc	62,942
2,427	e*	Wauwatosa Holdings, Inc	25,775
7,620	e	WesBanco, Inc	130,683
4,906		West Bancorporation, Inc	42,682
4,571	e	West Coast Bancorp	39,631
4,792	e	Westamerica Bancorporation	252,011
4,971	e*	Western Alliance Bancorp	38,575
8,597	e	Westfield Financial, Inc	77,803
5,595	e	Wilshire Bancorp, Inc	47,949
6,936	e	Wintrust Financial Corp	165,424
1,956		WSFS Financial Corp	87,238
3,272		Yadkin Valley Financial Corp	39,100
		TOTAL DEPOSITORY INSTITUTIONS	18,065,101

EATING AND DRINKING PLACES - 0.75%
3,142	e*	AFC Enterprises	25,105
944	*	BJ's Restaurants, Inc	9,185
9,121	e	Bob Evans Farms, Inc	260,861
1,442	*	California Pizza Kitchen, Inc	16,136
2,236	e	CBRL Group, Inc	54,804
873	*	CEC Entertainment, Inc	24,453
11,877	e*	Domino's Pizza, Inc	136,586
6,651	e*	Jack in the Box, Inc	149,049
3,710	e	Landry's Restaurants, Inc	66,669
5,973	*	Luby's, Inc	36,435

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
5,859		O'Charleys, Inc	$58,942
1,592	e*	Papa John's International, Inc	42,331
362	*	PF Chang's China Bistro, Inc	8,087
426	*	Red Robin Gourmet Burgers, Inc	11,817
14,927	e	Ruby Tuesday, Inc	80,606
2,580	*	Ruth's Chris Steak House, Inc	13,364
2,438	*	Sonic Corp	36,082
8,956	e*	Steak N Shake Co	56,691
15,630		Triarc Cos (Class B)	98,938
		TOTAL EATING AND DRINKING PLACES	1,186,141

EDUCATIONAL SERVICES - 0.03%
530	*	Lincoln Educational Services Corp	6,164
3,928	*	Universal Technical Institute, Inc	48,943
		TOTAL EDUCATIONAL SERVICES	55,107

ELECTRIC, GAS, AND SANITARY SERVICES - 6.46%
7,490	e	Allete, Inc	314,580
5,154	e	American States Water Co	180,081
109,715	e*	Aquila, Inc	413,626
15,582		Avista Corp	334,390
11,182		Black Hills Corp	358,495
5,900	e	California Water Service Group	193,343
3,262	*	Casella Waste Systems, Inc (Class A)	39,764
2,897		Central Vermont Public Service Corp	56,115
4,634	e	CH Energy Group, Inc	164,831
1,807		Chesapeake Utilities Corp	46,476
17,621		Cleco Corp	411,098
2,088		Connecticut Water Service, Inc	46,771
13,354	e*	El Paso Electric Co	264,409
9,997		Empire District Electric Co	185,344
1,469	e	EnergySouth, Inc	72,069
2,541	e*	EnerNOC, Inc	45,611
12,984	e	Idacorp, Inc	375,108
6,426	e	Laclede Group, Inc	259,418
6,279	e	MGE Energy, Inc	204,821
3,451		Middlesex Water Co	57,252
12,399	e	New Jersey Resources Corp	404,827
13,145	e	Nicor, Inc	559,846
7,871	e	Northwest Natural Gas Co	364,112
11,506		NorthWestern Corp	292,483
8,674	e	Otter Tail Corp	336,811
4,679	e*	Pico Holdings, Inc	203,303
21,899		Piedmont Natural Gas Co, Inc	572,878
3,332	*	Pike Electric Corp	55,345
23,460	*	Plug Power, Inc	55,131
22,386	e	PNM Resources, Inc	267,737
18,023		Portland General Electric Co	405,878
3,541	e	Resource America, Inc (Class A)	33,002
3,919	e	SJW Corp	103,462
8,737	e	South Jersey Industries, Inc	326,414
12,518		Southwest Gas Corp	372,160
7,360	e	Southwest Water Co	73,747
7,430	e	UIL Holdings Corp	218,516

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
10,289	e	Unisource Energy Corp	$319,062
6,841	e*	Waste Services, Inc	48,161
30,043		Westar Energy, Inc	646,225
14,389		WGL Holdings, Inc	499,874
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	10,182,576

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 6.51%
7,286	*	Actel Corp	122,769
1,689	e	Acuity Brands, Inc	81,207
35,280	*	Adaptec, Inc	112,896
7,401		Adtran, Inc	176,440
7,555	*	Advanced Energy Industries, Inc	103,504
1,000	e*	Airvana, Inc	5,360
27,879	*	Amkor Technology, Inc	290,220
12,851	e*	Applied Micro Circuits Corp	110,005
2,659		Applied Signal Technology, Inc	36,322
35,867	*	Arris Group, Inc	303,076
2,075	*	AZZ, Inc	82,793
13,411		Baldor Electric Co	469,117
3,534		Bel Fuse, Inc (Class B)	87,325
16,319	*	Benchmark Electronics, Inc	266,652
29,532	*	Bookham, Inc	49,909
7,664	e*	Ceradyne, Inc	262,875
1,547	*	Ceva, Inc	12,330
11,554	*	Checkpoint Systems, Inc	241,248
1,979	*	China BAK Battery, Inc	9,321
2,540	*	CPI International, Inc	31,242
9,894		CTS Corp	99,435
4,438	e	Cubic Corp	98,879
8,156	*	DSP Group, Inc	57,092
8,280	*	Electro Scientific Industries, Inc	117,328
4,488	*	EMS Technologies, Inc	98,018
5,727	*	EnerSys	196,035
1,340	e*	Entropic Communications, Inc	6,365
9,851	e*	Exar Corp	74,277
2,534		Franklin Electric Co, Inc	98,269
1,965	*	Globecomm Systems, Inc	16,231
5,477	*	GrafTech International Ltd	146,948
6,626	e*	Greatbatch, Inc	114,630
15,194	*	Harmonic, Inc	144,495
7,474	*	Harris Stratex Networks, Inc (Class A)	70,928
9,038	e*	Helen of Troy Ltd	145,693
7,335	e*	Hutchinson Technology, Inc	98,582
8,948	e	Imation Corp	205,088
2,131	*	IXYS Corp	25,444
24,126	e*	Kemet Corp	78,168
17,982	e*	Lattice Semiconductor Corp	56,284
3,778	*	Littelfuse, Inc	119,196
3,252	*	Loral Space & Communications, Inc	57,300
5,389		LSI Industries, Inc	43,759
14,479	e*	Mattson Technology, Inc	68,920
6,770	*	Mercury Computer Systems, Inc	50,978
10,596		Methode Electronics, Inc	110,728
11,375	*	MIPS Technologies, Inc	42,656

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
10,990	*	Moog, Inc (Class A)	$409,268
45,866	e*	MRV Communications, Inc	54,581
454	e*	Multi-Fineline Electronix, Inc	12,562
1,307	e	National Presto Industries, Inc	83,883
13,555	e*	Omnivision Technologies, Inc	163,880
3,293	*	Oplink Communications, Inc	31,613
2,497	*	OpNext, Inc	13,434
1,252	*	Optium Corp	9,115
1,217	*	OSI Systems, Inc	26,068
1,350	e	Park Electrochemical Corp	32,819
12,042	*	Photronics, Inc	84,776
14,046		Plantronics, Inc	313,507
1,246	*	Plexus Corp	34,489
26,210	e*	PMC - Sierra, Inc	200,507
1,716	*	Polycom, Inc	41,802
249	*	Powell Industries, Inc	12,552
19,892	e*	Power-One, Inc	37,596
37,615	e*	Powerwave Technologies, Inc	159,864
3,574	*	Radyne Corp	40,851
9,430	e	Regal-Beloit Corp	398,418
76,923	e*	RF Micro Devices, Inc	223,077
5,194	*	Rogers Corp	195,242
107,246	*	Sanmina-SCI Corp	137,275
9,009	e*	Seachange International, Inc	64,504
1,285	*	Semtech Corp	18,080
1,830	*	ShoreTel, Inc	8,089
25,395	*	Silicon Storage Technology, Inc	70,344
15,848	e*	Skyworks Solutions, Inc	156,420
12,989	*	Smart Modular Technologies WWH, Inc	49,748
31,979	e*	Spansion, Inc (Class A)	71,953
11,184	e*	Spectrum Brands, Inc	28,519
3,118	e*	Standard Microsystems Corp	84,654
4,443	e*	Stoneridge, Inc	75,798
49,596	*	Sycamore Networks, Inc	159,699
13,462	e*	Symmetricom, Inc	51,694
2,328	*	Synthesis Energy Systems, Inc	20,952
11,084		Technitrol, Inc	188,317
17,010	e*	Tekelec	250,217
10,789	*	Trident Microsystems, Inc	39,380
40,922	*	Triquint Semiconductor, Inc	247,987
11,137	*	TTM Technologies, Inc	147,120
4,998	*	Ultra Clean Holdings	39,784
458	*	United Capital Corp	8,794
30,730	e*	Utstarcom, Inc	168,093
3,417	*	Valence Technology, Inc	15,137
5,829	*	Viasat, Inc	117,804
15,095	*	Zoran Corp	176,612
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	10,273,215

ENGINEERING AND MANAGEMENT SERVICES - 0.63%
3,478		CDI Corp	88,480
3,095	e*	Cornell Cos, Inc	74,620
1,175	e*	CRA International, Inc	42,476
1,136	*	Exponent, Inc	35,682

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
2,721	*	Furmanite Corp	$21,714
556	*	Greenfield Online, Inc	8,296
1,774	*	ICF International, Inc	29,484
1,330		Landauer, Inc	74,799
3,996	*	LECG Corp	34,925
16,627	*	Lexicon Pharmaceuticals, Inc	26,603
4,871		MAXIMUS, Inc	169,608
6,390	e*	Maxygen, Inc	21,662
1,822	*	Michael Baker Corp	39,865
4,941	e*	PharmaNet Development Group, Inc	77,920
4,544	e*	Symyx Technologies, Inc	31,717
4,240	e	Watson Wyatt & Co Holdings (Class A)	224,254
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	1,002,105

FABRICATED METAL PRODUCTS - 1.20%
2,145	e	Ameron International Corp	257,357
815		CIRCOR International, Inc	39,927
6,164	e*	Commercial Vehicle Group, Inc	57,633
8,540	e*	Griffon Corp	74,810
4,557		Insteel Industries, Inc	83,439
4,146	*	Ladish Co, Inc	85,366
1,890	e*	Mobile Mini, Inc	37,800
33,521	e	Mueller Water Products, Inc (Class A)	270,514
5,770	e*	NCI Building Systems, Inc	211,932
2,445	*	Park-Ohio Holdings Corp	36,088
4,308		Quanex Building Products Corp	64,017
3,471		Silgan Holdings, Inc	176,119
10,666	e	Simpson Manufacturing Co, Inc	253,211
4,184	e*	Trimas Corp	25,062
8,796	e	Watts Water Technologies, Inc (Class A)	219,020
		TOTAL FABRICATED METAL PRODUCTS	1,892,295

FOOD AND KINDRED PRODUCTS - 1.16%
5,750		B&G Foods, Inc (Class A)	53,705
2,017	e	Farmer Bros Co	42,660
9,148	e	Flowers Foods, Inc	259,254
3,851	e	Imperial Sugar Co	59,806
3,995		J&J Snack Foods Corp	109,503
6,564		Lance, Inc	123,206
3,508	*	M&F Worldwide Corp	137,899
2,625		National Beverage Corp	19,084
5,314	*	Omega Protein Corp	79,444
3,088		Penford Corp	45,949
5,694	e*	Ralcorp Holdings, Inc	281,511
5,215	e	Reddy Ice Holdings, Inc	71,341
4,880	e	Sanderson Farms, Inc	168,458
4,250	*	Smart Balance, Inc	30,643
4,879	e	Tootsie Roll Industries, Inc	122,609
9,230	e*	TreeHouse Foods, Inc	223,920
		TOTAL FOOD AND KINDRED PRODUCTS	1,828,992

FOOD STORES - 0.62%
6,475	e*	Great Atlantic & Pacific Tea Co, Inc	147,760
3,536	e	Ingles Markets, Inc (Class A)	82,495

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
5,357	e*	Pantry, Inc	$57,106
11,779		Ruddick Corp	404,137
2,276	*	Susser Holdings Corp	22,032
939		Village Super Market (Class A)	36,227
3,407		Weis Markets, Inc	110,625
6,898	*	Winn-Dixie Stores, Inc	110,506
		TOTAL FOOD STORES	970,888

FURNITURE AND FIXTURES - 0.70%
7,064	e	Ethan Allen Interiors, Inc	173,774
12,574	e	Furniture Brands International, Inc	167,989
7,217		Herman Miller, Inc	179,631
11,737		HNI Corp	207,275
2,995	e	Hooker Furniture Corp	51,873
9,262		Kimball International, Inc (Class B)	76,689
14,747	e	La-Z-Boy, Inc	112,815
12,913	e	Sealy Corp	74,121
8,344		Tempur-Pedic International, Inc	65,167
		TOTAL FURNITURE AND FIXTURES	1,109,334

FURNITURE AND HOMEFURNISHINGS STORES - 0.22%
49,481		Circuit City Stores, Inc	143,000
4,300	e	Haverty Furniture Cos, Inc	43,172
1,371		Knoll, Inc	16,658
22,490	e*	Pier 1 Imports, Inc	77,366
2,508	*	Rex Stores Corp	28,967
8,837	e	Tuesday Morning Corp	36,320
		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	345,483

GENERAL BUILDING CONTRACTORS - 0.65%
439	e	Amrep Corp	20,892
1,627	e*	Avatar Holdings, Inc	49,282
12,318	e	Beazer Homes USA, Inc	68,611
3,325	e	Brookfield Homes Corp	40,831
391	*	Cavco Industries, Inc	12,797
13,264	e*	Hovnanian Enterprises, Inc (Class A)	72,687
4,104	e	M/I Homes, Inc	64,556
2,058		McGrath RentCorp	50,606
8,796	e*	Meritage Homes Corp	133,435
2,815	e*	Palm Harbor Homes, Inc	15,567
4,692	*	Perini Corp	155,071
12,400		Ryland Group, Inc	270,444
20,391	e	Standard-Pacific Corp	68,922
		TOTAL GENERAL BUILDING CONTRACTORS	1,023,701

GENERAL MERCHANDISE STORES - 0.52%
5,745	e*	99 Cents Only Stores	37,917
14,813		Casey's General Stores, Inc	343,217
3,250	e*	Conn's, Inc	52,228
16,643		Dillard's, Inc (Class A)	192,560
12,083	e	Fred's, Inc	135,813
8,048	*	Retail Ventures, Inc	37,021
6,538	e	Stein Mart, Inc	29,486
		TOTAL GENERAL MERCHANDISE STORES	828,242

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
HEALTH SERVICES - 1.49%
1,103	*	Alliance Imaging, Inc	$9,563
9,039	*	Amsurg Corp	220,100
12,694	e*	Apria Healthcare Group, Inc	246,137
8,010	e*	Assisted Living Concepts, Inc (A Shares)	44,055
7,680	*	Cross Country Healthcare, Inc	110,669
2,212	e	Ensign Group, Inc	25,438
2,231	*	Enzo Biochem, Inc	25,032
8,755	*	Five Star Quality Care, Inc	41,411
4,482	e*	Gentiva Health Services, Inc	85,382
23,250	*	Healthsouth Corp	386,648
358	e*	IPC The Hospitalist Co, Inc	6,738
8,321	*	Kindred Healthcare, Inc	239,312
11,632	*	Magellan Health Services, Inc	430,733
4,591	*	Medcath Corp	82,546
437	e	National Healthcare Corp	20,028
15,830	*	Nektar Therapeutics	53,031
6,717	*	Nighthawk Radiology Holdings, Inc	47,556
7,903	e*	Odyssey HealthCare, Inc	76,975
5,410	*	RehabCare Group, Inc	86,722
5,053	*	Skilled Healthcare Group, Inc (Class A)	67,811
1,646	*	Sunrise Senior Living, Inc	37,002
		TOTAL HEALTH SERVICES	2,342,889

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.26%
517	e*	Comverge, Inc	7,228
9,637	e	Granite Construction, Inc	303,855
11,678		Great Lakes Dredge & Dock Corp	71,353
1,115	*	Sterling Construction Co, Inc	22,144
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	404,580

HOLDING AND OTHER INVESTMENT OFFICES - 13.08%
4,532		Acadia Realty Trust	104,916
2,450	e	Agree Realty Corp	54,023
194	*	Alexander's, Inc	60,256
11,472		American Campus Communities, Inc	319,383
2,924		American Capital Agency Corp	48,655
5,426	e*	Ampal American Israel (Class A)	24,471
17,418	e	Anthracite Capital, Inc	122,623
24,861		Anworth Mortgage Asset Corp	161,845
41,538	e	Apollo Investment Corp	595,240
4,339	e	Arbor Realty Trust, Inc	38,921
35,079	e	Ashford Hospitality Trust, Inc	162,065
1,593		Associated Estates Realty Corp	17,061
21,177	e	BioMed Realty Trust, Inc	519,472
12,160		Capital Lease Funding, Inc	91,078
931	e	Capital Southwest Corp	97,038
5,334	e	Capital Trust, Inc (Class A)	102,466
15,534		Capstead Mortgage Corp	168,544
3,884		Care Investment Trust, Inc	36,626
12,582		Cedar Shopping Centers, Inc	147,461
948	e	Cherokee, Inc	19,102
3,094		Cogdell Spencer, Inc	50,278

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
13,400		Colonial Properties Trust	$268,268
11,124	e	Corporate Office Properties Trust	381,887
5,378		Cousins Properties, Inc	124,232
2,860		Danvers Bancorp, Inc	31,460
49,739	e	DCT Industrial Trust, Inc	411,839
27,920	e	DiamondRock Hospitality Co	304,049
4,725		EastGroup Properties, Inc	202,703
8,378		Education Realty Trust, Inc	97,604
8,939	e	Entertainment Properties Trust	441,944
1,971		Equity Lifestyle Properties, Inc	86,724
10,295	e	Equity One, Inc	211,562
24,035	e	Extra Space Storage, Inc	369,178
18,391		FelCor Lodging Trust, Inc	193,106
12,695	e	First Industrial Realty Trust, Inc	348,732
7,146		First Potomac Realty Trust	108,905
17,584	e	Franklin Street Properties Corp	222,262
44,475	e	Friedman Billings Ramsey Group, Inc (Class A)	66,713
5,009		Getty Realty Corp	72,180
6,034		Gladstone Capital Corp	91,958
6,466		Gladstone Investment Corp	41,576
11,070		Glimcher Realty Trust	123,763
12,077	e	Gramercy Capital Corp	139,972
6,828	*	Harris & Harris Group, Inc	40,968
3,329		Hatteras Financial Corp	76,534
14,966		Healthcare Realty Trust, Inc	355,742
12,114		Hersha Hospitality Trust	91,461
15,478	e	Highwoods Properties, Inc	486,319
13,508	e*	Hilltop Holdings, Inc	139,267
5,022		Home Properties, Inc	241,357
12,652	e	Inland Real Estate Corp	182,442
16,359	e	Investors Real Estate Trust	156,065
62,314	e	iShares Russell 2000 Value Index Fund	3,988,096
6,664	e	JER Investors Trust, Inc	41,983
5,887		Kite Realty Group Trust	73,588
11,939	e	LaSalle Hotel Properties	300,027
15,517	e	Lexington Corporate Properties Trust	211,497
7,120		LTC Properties, Inc	181,987
11,213	e	Maguire Properties, Inc	136,462
19,065	e	Medical Properties Trust, Inc	192,938
15,058	e*	Meruelo Maddux Properties, Inc	32,826
44,300		MFA Mortgage Investments, Inc	288,836
3,168		Mid-America Apartment Communities, Inc	161,695
5,436	e	Mission West Properties, Inc	59,579
5,784		Monmouth Real Estate Investment Corp (Class A)	37,018
7,030		MVC Capital, Inc	96,241
6,356	e	National Health Investors, Inc	181,210
21,461		National Retail Properties, Inc	448,535
15,459	e	Newcastle Investment Corp	108,368
17,762	e	NorthStar Realty Finance Corp	147,780
17,305		Omega Healthcare Investors, Inc	288,128
2,339		One Liberty Properties, Inc	38,149
4,580		Parkway Properties, Inc	154,483
6,182	e	PennantPark Investment Corp	44,572
10,181	e	Pennsylvania Real Estate Investment Trust	235,588

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
12,715	e	Post Properties, Inc	$378,271
7,733	e	Potlatch Corp	348,913
7,639	e	Prospect Capital Corp	100,682
2,918		PS Business Parks, Inc	150,569
18,033	e	RAIT Investment Trust	133,805
4,472		Ramco-Gershenson Properties	91,855
29,832	e	Realty Income Corp	678,976
9,618		Redwood Trust, Inc	219,194
6,174	e	Resource Capital Corp	44,515
866		Saul Centers, Inc	40,693
28,014	e	Senior Housing Properties Trust	547,113
6,365		Sovran Self Storage, Inc	264,529
21,960	e	Strategic Hotels & Resorts, Inc	205,765
1,720		Sun Communities, Inc	31,356
17,126	e	Sunstone Hotel Investors, Inc	284,292
2,861		Universal Health Realty Income Trust	85,830
6,020	e	Urstadt Biddle Properties, Inc (Class A)	88,253
14,430		U-Store-It Trust	172,439
6,883		Washington Real Estate Investment Trust	206,834
15,985		Winthrop Realty Trust	57,546
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	20,633,312

HOTELS AND OTHER LODGING PLACES - 0.44%
7,240	e	Ameristar Casinos, Inc	100,057
4,696	e*	Bluegreen Corp	28,411
11,913	e*	Gaylord Entertainment Co	285,435
8,321	e*	Great Wolf Resorts, Inc	36,363
4,828	e*	Isle of Capri Casinos, Inc	23,126
5,258	e*	Lodgian, Inc	41,170
5,754	e	Marcus Corp	86,022
2,085	*	Monarch Casino & Resort, Inc	24,603
789	*	Morgans Hotel Group Co	8,127
4,621	*	Outdoor Channel Holdings, Inc	32,255
1,008	e*	Riviera Holdings Corp	10,231
352	*	Vail Resorts, Inc	15,076
		TOTAL HOTELS AND OTHER LODGING PLACES	690,876

INDUSTRIAL MACHINERY AND EQUIPMENT - 3.19%
1,735	e	Actuant Corp (Class A)	54,392
1,733		Alamo Group, Inc	35,682
8,588	e	Albany International Corp (Class A)	249,052
8,177	*	Allis-Chalmers Energy, Inc	145,551
751		Ampco-Pittsburgh Corp	33,404
302	*	Astec Industries, Inc	9,706
12,862	e*	Asyst Technologies, Inc	45,917
30,287	*	Axcelis Technologies, Inc	147,801
5,199	e	Black Box Corp	141,361
11,249	*	Blount International, Inc	130,601
14,655	e	Briggs & Stratton Corp	185,825
18,599	*	Brooks Automation, Inc	153,814
2,621	e	Cascade Corp	110,921
6,767	e*	Cirrus Logic, Inc	37,625
4,855	*	Columbus McKinnon Corp	116,908
6,971	e*	Cray, Inc	32,345

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
2,075	e	Curtiss-Wright Corp	$92,836
6,624	e*	Cymer, Inc	178,053
15,798	*	Electronics for Imaging, Inc	230,651
24,570	e*	Emulex Corp	286,241
5,345	*	EnPro Industries, Inc	199,582
31,124	*	Entegris, Inc	203,862
32,353	e*	Extreme Networks, Inc	91,883
2,979	e*	Gehl Co	44,059
1,864	*	Hurco Cos, Inc	57,579
4,720	e*	Immersion Corp	32,143
6,359	*	Intevac, Inc	71,730
3,982	*	Kadant, Inc	89,993
2,784		Lufkin Industries, Inc	231,852
9,747		Modine Manufacturing Co	120,570
1,771	e	Nacco Industries, Inc (Class A)	131,674
8,583	*	Netgear, Inc	118,960
696		NN, Inc	9,702
5,085	e	Palm, Inc	27,408
28,948	e*	Quantum Corp	39,080
7,544	*	Rackable Systems, Inc	101,090
2,610	*	Rimage Corp	32,338
3,479		Robbins & Myers, Inc	173,498
32,769	e*	Safeguard Scientifics, Inc	40,634
451		Sauer-Danfoss, Inc	14,049
1,789	*	Scansource, Inc	47,874
1,750	e*	Semitool, Inc	13,143
1,308	*	Sigma Designs, Inc	18,168
3,800	e	Standex International Corp	78,812
4,705	*	Tecumseh Products Co (Class A)	154,230
478	e	Tennant Co	14,373
3,010	*	Thermadyne Holdings Corp	44,518
2,249		Twin Disc, Inc	47,072
9,500	*	VeriFone Holdings, Inc	113,525
3,048	e	Watsco, Inc	127,406
3,489		Woodward Governor Co	124,418
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	5,033,911

INSTRUMENTS AND RELATED PRODUCTS - 2.44%
9,369	*	Affymetrix, Inc	96,407
3,875	*	Anaren, Inc	40,959
4,148	*	Angiodynamics, Inc	56,496
715	*	Argon ST, Inc	17,732
372	e	Badger Meter, Inc	18,797
13,934	*	Caliper Life Sciences, Inc	36,089
3,326	e*	Cantel Medical Corp	33,659
5,626	*	Cardiac Science Corp	46,133
6,858	*	Coherent, Inc	204,986
6,147		Cohu, Inc	90,238
7,934	*	Conmed Corp	210,648
345		Datascope Corp	16,215
3,673	*	Eagle Test Systems, Inc	41,138
1,582	*	Esterline Technologies Corp	77,929
16,506	*	ev3, Inc	156,477
1,636	*	Excel Technology, Inc	36,516

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
10,651	*	FEI Co	$242,630
5,557	*	Formfactor, Inc	102,416
6,641	*	Hanger Orthopedic Group, Inc	109,510
2,571	*	Herley Industries, Inc	34,143
1,459	*	ICU Medical, Inc	33,382
800	e*	ICx Technologies, Inc	5,840
7,939	e	Invacare Corp	162,273
4,945	*	Ixia	34,368
18,057	*	Kopin Corp	51,824
16,795	e*	L-1 Identity Solutions, Inc	223,709
16,476	*	LTX Corp	36,247
4,785	*	Lydall, Inc	60,052
4,170	*	Measurement Specialties, Inc	73,350
2,500	*	Medical Action Industries, Inc	25,925
5,717	e	Mine Safety Appliances Co	228,623
13,605	*	MKS Instruments, Inc	297,950
4,978	e	Movado Group, Inc	98,564
3,274		MTS Systems Corp	117,471
10,522	e*	Newport Corp	119,846
2,479	*	NxStage Medical, Inc	9,519
3,283	e*	Orthofix International NV	95,043
5,345	*	Palomar Medical Technologies, Inc	53,343
1,177	*	Photon Dynamics Inc	17,749
8,019	e*	Rudolph Technologies, Inc	61,746
17,786	*	Sirf Technology Holdings, Inc	76,836
3,312	e*	Sonic Solutions, Inc	19,740
15,351	*	Star Scientific, Inc	18,421
7,650	*	Symmetry Medical, Inc	124,083
542	*	Varian, Inc	27,675
1,769	e*	Veeco Instruments, Inc	28,446
2,422	e*	Vital Images, Inc	30,130
4,363	*	Zygo Corp	42,888
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	3,844,161

INSURANCE AGENTS, BROKERS AND SERVICE - 0.53%
7,317	e*	Crawford & Co (Class B)	58,463
10,559		Hilb Rogal & Hobbs Co	458,894
11,538	e	National Financial Partners Corp	228,683
6,411	e*	United America Indemnity Ltd (Class A)	85,715
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	831,755

INSURANCE CARRIERS - 6.72%
84,035		Ambac Financial Group, Inc	112,607
3,386	*	AmCOMP, Inc	32,912
16,479		American Equity Investment Life Holding Co	134,304
2,550		American Physicians Capital, Inc	123,522
2,966	*	American Safety Insurance Holdings Ltd	42,651
15,628	*	AMERIGROUP Corp	325,062
5,394	*	Amerisafe, Inc	85,980
4,068	e	Amtrust Financial Services, Inc	51,257
6,036	*	Argo Group International Holdings Ltd	202,568
25,207		Aspen Insurance Holdings Ltd	596,650
16,535	e	Assured Guaranty Ltd	297,465
2,320	e	Baldwin & Lyons, Inc (Class B)	40,554

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
9,622	e	Castlepoint Holdings Ltd	$87,464
11,576	*	Centene Corp	194,361
9,862	e*	Citizens, Inc	60,454
5,080	*	CNA Surety Corp	64,211
338	e*	Darwin Professional Underwriters, Inc	10,410
12,332		Delphi Financial Group, Inc (Class A)	285,362
3,919		Donegal Group, Inc (Class A)	62,195
1,730	e	EMC Insurance Group, Inc	41,658
13,937		Employers Holdings, Inc	288,496
579	*	Enstar Group Ltd	50,663
4,061		FBL Financial Group, Inc (Class A)	80,733
4,779	e*	First Acceptance Corp	15,293
3,362	e*	First Mercury Financial Corp	59,306
7,926		Flagstone Reinsurance Holdings Ltd	93,448
2,713	e*	Fpic Insurance Group, Inc	122,953
8,219	e*	Greenlight Capital Re Ltd (Class A)	187,886
1,364	*	Hallmark Financial Services	13,190
3,995	e	Harleysville Group, Inc	135,151
14,325	*	Healthspring, Inc	241,806
12,159		Horace Mann Educators Corp	170,469
1,770	e	Independence Holding Co	17,293
4,906	e	Infinity Property & Casualty Corp	203,697
15,898		IPC Holdings Ltd	422,092
1,404		Kansas City Life Insurance Co	58,617
4,512	e	LandAmerica Financial Group, Inc	100,121
14,143		Maiden Holdings Ltd	90,515
16,402	e	Max Re Capital Ltd	349,855
10,460	e	Meadowbrook Insurance Group, Inc	55,438
4,156	e*	Molina Healthcare, Inc	101,157
27,773	e	Montpelier Re Holdings Ltd	409,652
1,631	e	National Interstate Corp	29,978
685	e	National Western Life Insurance Co (Class A)	149,673
3,902	*	Navigators Group, Inc	210,903
1,577	e	NYMAGIC, Inc	30,215
7,214	e	Odyssey Re Holdings Corp	256,097
33,269		Phoenix Cos, Inc	253,177
14,449	e	Platinum Underwriters Holdings Ltd	471,182
9,197	*	PMA Capital Corp (Class A)	84,704
23,780		PMI Group, Inc	46,371
6,271	e	Presidential Life Corp	96,699
5,114	e*	Primus Guaranty Ltd	14,882
9,506	e*	ProAssurance Corp	457,334
3,679		Procentury Corp	58,275
20,512		Quanta Capital Holdings Ltd	54,152
23,565		Radian Group, Inc	34,169
5,582	e	RLI Corp	276,142
4,802		Safety Insurance Group, Inc	171,191
2,373	*	SCPIE Holdings Inc	66,420
5,922	*	SeaBright Insurance Holdings, Inc	85,751
15,920		Selective Insurance Group, Inc	298,659
4,198		State Auto Financial Corp	100,458
4,903	e	Stewart Information Services Corp	94,824
4,036	e*	Triple-S Management Corp (Class B)	65,989
6,596		United Fire & Casualty Co	177,630

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
11,434	e*	Universal American Financial Corp	$116,855
18,429	e	Validus Holdings Ltd	391,616
10,937		Zenith National Insurance Corp	384,545
		TOTAL INSURANCE CARRIERS	10,597,369

LEATHER AND LEATHER PRODUCTS - 0.40%
1,800	*	CROCS, Inc	14,418
6,780	e*	Genesco, Inc	209,299
4,875	*	Iconix Brand Group, Inc	58,890
5,161	*	Steven Madden Ltd	94,859
13,943	e*	Timberland Co (Class A)	227,968
1,208	e	Weyco Group, Inc	32,048
		TOTAL LEATHER AND LEATHER PRODUCTS	637,482

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.02%
1,450	*	Emergency Medical Services Corp (Class A)	32,814
		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	32,814

LUMBER AND WOOD PRODUCTS - 0.34%
957	e	American Woodmark Corp	20,221
11,707	e*	Champion Enterprises, Inc	68,486
30,085		Louisiana-Pacific Corp	255,422
1,970	e	Skyline Corp	46,295
4,815	e	Universal Forest Products, Inc	144,257
		TOTAL LUMBER AND WOOD PRODUCTS	534,681

METAL MINING - 1.08%
1,561	*	Allied Nevada Gold Corp	9,194
13,790	*	Apex Silver Mines Ltd	67,709
161,450	e*	Coeur d'Alene Mines Corp	468,205
37,315	*	Hecla Mining Co	345,537
14,989	*	Rosetta Resources, Inc	427,187
8,526	e	Royal Gold, Inc	267,375
8,684	e*	Stillwater Mining Co	102,732
3,096	e*	Uranium Resources, Inc	11,424
		TOTAL METAL MINING	1,699,363

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.47%
6,735	e	Blyth, Inc	81,022
19,580	e	Callaway Golf Co	231,631
8,226	e*	Jakks Pacific, Inc	179,738
2,779	e	Marine Products Corp	18,341
6,750	e	Nautilus, Inc	34,290
5,457	*	RC2 Corp	101,282
4,655	e*	Russ Berrie & Co, Inc	37,100
2,241	e*	Steinway Musical Instruments, Inc	59,162
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	742,566

MISCELLANEOUS RETAIL - 0.71%
6,390		Big 5 Sporting Goods Corp	48,372
9,073	e	Borders Group, Inc	54,438
4,864	*	Build-A-Bear Workshop, Inc	35,361
11,357	e*	Cabela's, Inc	125,041
4,729		Cash America International, Inc	146,599

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
6,394	*	CKX, Inc	$55,948
4,906	e	Longs Drug Stores Corp	206,592
2,755	*	PC Connection, Inc	25,649
1,858	e	Systemax, Inc	32,794
8,419		World Fuel Services Corp	184,713
10,573	e*	Zale Corp	199,724
		TOTAL MISCELLANEOUS RETAIL	1,115,231

MOTION PICTURES - 0.49%
9,108	e*	Avid Technology, Inc	154,745
53,109	e*	Blockbuster, Inc (Class A)	132,773
5,381	e	Cinemark Holdings, Inc	70,276
22,249	*	Macrovision Solutions Corp	332,847
5,076	*	tw telecom inc	81,368
		TOTAL MOTION PICTURES	772,009

NONDEPOSITORY INSTITUTIONS - 1.12%
8,946		Advance America Cash Advance Centers, Inc	45,446
11,212	e	Advanta Corp (Class B)	70,523
28,131	e	Ares Capital Corp	283,560
3,683	e	BlackRock Kelso Capital Corp	34,841
10,441	e*	Boise, Inc	40,198
9,846	e	Chimera Investment Corp	88,712
4,713	e*	CompuCredit Corp	28,278
609	*	Credit Acceptance Corp	15,566
1,474	*	Doral Financial Corp	19,958
4,106	*	Encore Capital Group, Inc	36,256
2,994	e	Federal Agricultural Mortgage Corp (Class C)	74,191
7,647	e	Financial Federal Corp	167,928
9,704		First Marblehead Corp	24,939
10,902	*	Guaranty Financial Group, Inc	58,544
9,312	e	Hercules Technology Growth Capital, Inc	83,156
5,427	e	Kohlberg Capital Corp	54,270
22,115	e	MCG Capital Corp	88,018
4,348		Medallion Financial Corp	40,958
4,543	e	Nelnet, Inc (Class A)	51,018
4,820	e*	NewStar Financial, Inc	28,486
6,406	e	NGP Capital Resources Co	98,716
10,317	e*	Ocwen Financial Corp	47,974
5,893	e	Patriot Capital Funding, Inc	36,831
15,856	*	PHH Corp	243,390
1,248	e	TICC Capital Corp	6,814
1	e*	TICC Capital Corp	-
		TOTAL NONDEPOSITORY INSTITUTIONS	1,768,571

NONMETALLIC MINERALS, EXCEPT FUELS - 0.35%
5,196	e	AMCOL International Corp	147,878
4,549		Compass Minerals International, Inc	366,467
3,358	*	General Moly, Inc	26,427
216	*	United States Lime & Minerals, Inc	8,547
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	549,319

OIL AND GAS EXTRACTION - 3.76%
4,670	e	Berry Petroleum Co (Class A)	274,970

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
5,699	*	Bill Barrett Corp	$338,578
10,044	*	BMB Munai, Inc	59,661
13,281	e*	Brigham Exploration Co	210,238
7,919	e*	Bronco Drilling Co, Inc	145,551
11,820	e*	Cal Dive International, Inc	168,908
6,014	e*	Callon Petroleum Co	164,543
3,157	*	Cheniere Energy, Inc	13,796
13,960	*	Complete Production Services, Inc	508,423
716	*	Dawson Geophysical Co	42,573
19,158	*	Energy XXI Bermuda Ltd	132,573
1,475	*	EXCO Resources, Inc	54,442
630	*	Geokinetics, Inc	11,409
5,429	e*	Geomet, Inc	51,467
2,644	*	GMX Resources, Inc	195,920
40,581	e*	Grey Wolf, Inc	366,446
5,210	*	Gulfport Energy Corp	85,809
10,200	e*	Harvest Natural Resources, Inc	112,812
3,188	e	Kayne Anderson Energy Development Co	73,165
24,552	*	Meridian Resource Corp	72,428
26,136	e*	Newpark Resources, Inc	205,429
41,835	e*	Oilsands Quest, Inc	271,928
26,970	e*	Parker Drilling Co	269,970
800	m,v*	Petrocorp, Inc	(0)
6,423	*	Petroquest Energy, Inc	172,779
12,988	e*	Pioneer Drilling Co	244,304
5,296	*	RAM Energy Resources, Inc	33,365
8,301	*	Stone Energy Corp	547,119
1,574	*	Superior Well Services, Inc	49,912
8,877	e*	Swift Energy Co	586,415
4,568	e*	Toreador Resources Corp	38,965
3,700	e*	Trico Marine Services, Inc	134,754
10,274	*	TXCO Resources, Inc	120,822
2,902	e*	Union Drilling, Inc	62,915
12,411	e*	Vaalco Energy, Inc	105,121
		TOTAL OIL AND GAS EXTRACTION	5,927,510

PAPER AND ALLIED PRODUCTS - 0.64%
14,898	e	AbitibiBowater, Inc	138,998
10,992	e*	Buckeye Technologies, Inc	92,992
13,454	e	Glatfelter	181,764
5,087	*	Kapstone Paper and Packaging Corp	33,930
8,953	e*	Mercer International, Inc	66,968
4,218	e	Neenah Paper, Inc	70,483
7,103		Rock-Tenn Co (Class A)	213,019
4,790		Schweitzer-Mauduit International, Inc	80,712
4,070	*	Verso Paper Corp	34,432
13,145	e	Wausau Paper Corp	101,348
		TOTAL PAPER AND ALLIED PRODUCTS	1,014,646

PERSONAL SERVICES - 0.59%
2,171		Angelica Corp	46,177
5,982	e	G & K Services, Inc (Class A)	182,212
8,331	e	Jackson Hewitt Tax Service, Inc	101,805
12,839		Regis Corp	338,308

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
1,716	*	Sally Beauty Holdings, Inc	$11,085
1,912	*	Steiner Leisure Ltd	54,205
4,305		Unifirst Corp	192,261
		TOTAL PERSONAL SERVICES	926,053

PETROLEUM AND COAL PRODUCTS - 0.27%
3,172		Alon USA Energy, Inc	37,937
8,152	*	American Oil & Gas, Inc	31,956
3,874		Delek US Holdings, Inc	35,680
10,920	e*	Headwaters, Inc	128,528
357		Quaker Chemical Corp	9,518
2,707	e	WD-40 Co	79,180
8,753		Western Refining, Inc	103,636
		TOTAL PETROLEUM AND COAL PRODUCTS	426,435

PRIMARY METAL INDUSTRIES - 1.67%
8,864		Belden CDT, Inc	300,312
5,950	*	Brush Engineered Materials, Inc	145,299
5,515	e	Encore Wire Corp	116,863
3,517	e*	Esmark, Inc	67,245
7,670	e	Gibraltar Industries, Inc	122,490
2,602	*	Haynes International, Inc	149,745
10,173	e*	Horsehead Holding Corp	123,704
3,187	*	LB Foster Co (Class A)	105,808
321		Matthews International Corp (Class A)	14,528
10,329	e	Mueller Industries, Inc	332,594
2,588	e*	Northwest Pipe Co	144,410
700	e	Olympic Steel, Inc	53,144
6,711	*	RTI International Metals, Inc	239,046
4,932	*	Superior Essex, Inc	220,115
7,364	e	Tredegar Corp	108,251
1,763	*	Universal Stainless & Alloy	65,302
15,678	e	Worthington Industries, Inc	321,399
		TOTAL PRIMARY METAL INDUSTRIES	2,630,255

PRINTING AND PUBLISHING - 1.19%
15,769	e*	ACCO Brands Corp	177,086
4,775	e	AH Belo Corp (Class A)	27,218
14,321	e	American Greetings Corp (Class A)	176,721
25,720		Belo (A.H.) Corp (Class A)	188,013
7,563	e	Bowne & Co, Inc	96,428
1,207	e*	Consolidated Graphics, Inc	59,469
2,936	e	Courier Corp	58,955
2,302		CSS Industries, Inc	55,754
7,300		Ennis, Inc	114,245
8,097	e	GateHouse Media, Inc	19,919
9,000		Harte-Hanks, Inc	103,050
11,603	e	Journal Communications, Inc (Class A)	55,926
13,173	e	Lee Enterprises, Inc	52,560
16,666		McClatchy Co (Class A)	112,995
6,787		Media General, Inc (Class A)	81,105
270		Multi-Color Corp	5,667
3,634	e*	Playboy Enterprises, Inc (Class B)	17,952
8,432	e	Primedia, Inc	39,293

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
20,186	*	R.H. Donnelley Corp	$60,558
3,896		Schawk, Inc	46,713
7,268	e	Scholastic Corp	208,301
3,599	e	Standard Register Co	33,939
7,086	e*	Valassis Communications, Inc	88,717
		TOTAL PRINTING AND PUBLISHING	1,880,584

RAILROAD TRANSPORTATION - 0.06%
2,651	*	Genesee & Wyoming, Inc (Class A)	90,187
		TOTAL RAILROAD TRANSPORTATION	90,187

REAL ESTATE - 0.32%
490		Consolidated-Tomoka Land Co	20,609
1,733		DuPont Fabros Technology, Inc	32,303
9,601	*	Forestar Real Estate Group, Inc	182,899
128	e*	FX Real Estate and Entertainment, Inc	243
25,016	e	Stewart Enterprises, Inc (Class A)	180,115
1,814	e*	Stratus Properties, Inc	31,545
5,620		Thomas Properties Group, Inc	55,301
		TOTAL REAL ESTATE	503,015

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.39%
17,752	e	Cooper Tire & Rubber Co	139,176
8,042		Schulman (A.), Inc	185,207
8,882	*	Skechers U.S.A., Inc (Class A)	175,508
9,266		Spartech Corp	87,378
2,876	e*	Trex Co, Inc	33,735
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	621,004

SECURITY AND COMMODITY BROKERS - 1.08%
5,862	*	Broadpoint Securities Group, Inc	11,724
5,686		Calamos Asset Management, Inc (Class A)	96,833
1,806		Cohen & Steers, Inc	46,902
2,915	e	Evercore Partners, Inc (Class A)	27,693
8,175	e*	FBR Capital Markets Corp	41,120
1,470	e	GAMCO Investors, Inc (Class A)	72,941
7,531	e*	KBW, Inc	154,988
23,982	*	Knight Capital Group, Inc (Class A)	431,196
15,172	e*	LaBranche & Co, Inc	107,418
9,086	*	MarketAxess Holdings, Inc	68,690
4,921	e*	Penson Worldwide, Inc	58,806
5,590	e*	Piper Jaffray Cos	163,955
5,488	e	Sanders Morris Harris Group, Inc	37,209
6,464	*	Stifel Financial Corp	222,297
7,077		SWS Group, Inc	117,549
6,213	e*	Thomas Weisel Partners Group, Inc	33,985
543		US Global Investors, Inc (Class A)	9,095
165		Westwood Holdings Group, Inc	6,567
		TOTAL SECURITY AND COMMODITY BROKERS	1,708,968

SOCIAL SERVICES - 0.12%
5,996	e*	Capital Senior Living Corp	45,210
852	e*	Providence Service Corp	17,986

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
7,070	*	Res-Care, Inc	$125,705
		TOTAL SOCIAL SERVICES	188,901

SPECIAL TRADE CONTRACTORS - 0.70%
203		Alico, Inc	7,036
1,717	e	Chemed Corp	62,859
11,565		Comfort Systems USA, Inc	155,434
11,738	e*	Dycom Industries, Inc	170,436
12,344	*	EMCOR Group, Inc	352,174
8,284	e*	Insituform Technologies, Inc (Class A)	126,165
2,048	e*	Integrated Electrical Services, Inc	35,226
4,320	*	Layne Christensen Co	189,173
		TOTAL SPECIAL TRADE CONTRACTORS	1,098,503

STONE, CLAY, AND GLASS PRODUCTS - 0.08%
4,126		Apogee Enterprises, Inc	66,676
1,096	e	Libbey, Inc	8,154
11,652	e*	US Concrete, Inc	55,464
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	130,294

TEXTILE MILL PRODUCTS - 0.05%
4,014	e	Oxford Industries, Inc	76,868
		TOTAL TEXTILE MILL PRODUCTS	76,868

TOBACCO PRODUCTS - 0.23%
7,982	e	Universal Corp	360,946
		TOTAL TOBACCO PRODUCTS	360,946

TRANSPORTATION BY AIR - 0.91%
16,501	*	Airtran Holdings, Inc	33,662
10,922	e*	Alaska Air Group, Inc	167,543
549	*	Allegiant Travel Co	10,206
3,942	*	Atlas Air Worldwide Holdings, Inc	194,971
5,922	e*	Bristow Group, Inc	293,080
1,394	*	Hawaiian Holdings, Inc	9,688
50,442	e*	JetBlue Airways Corp	188,149
1,458	e*	PHI, Inc	58,568
10,101	*	Republic Airways Holdings, Inc	87,475
17,337	e	Skywest, Inc	219,313
19,431		UAL Corp	101,430
26,980	*	US Airways Group, Inc	67,450
		TOTAL TRANSPORTATION BY AIR	1,431,535

TRANSPORTATION EQUIPMENT - 1.99%
6,003	e	A.O. Smith Corp	197,078
8,691	e*	AAR Corp	117,589
10,384	e*	Accuride Corp	44,132
13,290	e	American Axle & Manufacturing Holdings, Inc	106,187
586		American Railcar Industries, Inc	9,833
21,494	e	ArvinMeritor, Inc	268,245
6,285	*	ATC Technology Corp	146,315
25,532		Brunswick Corp	270,639
5,751	e	Clarcor, Inc	201,860
28,786	*	Dana Holding Corp	154,005
3,189	*	Dorman Products, Inc	25,703

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
2,994		Ducommun, Inc	$68,742
14,392	e	Federal Signal Corp	172,704
8,363	*	Force Protection, Inc	27,682
3,247	e	Freightcar America, Inc	115,269
467	*	GenTek, Inc	12,558
4,632	e	Greenbrier Cos, Inc	94,030
6,583	e	Group 1 Automotive, Inc	130,804
26,154	*	Hayes Lemmerz International, Inc	74,277
6,877	e	Kaman Corp	156,521
938	*	LMI Aerospace, Inc	16,481
1,241	e	Polaris Industries, Inc	50,112
8,753		Spartan Motors, Inc	65,385
6,501	e	Superior Industries International, Inc	109,737
13,546	e*	Tenneco, Inc	183,277
2,215	e	Triumph Group, Inc	104,327
28,224	e*	Visteon Corp	74,229
8,665	e	Wabash National Corp	65,507
1,675		Westinghouse Air Brake Technologies Corp	81,439
		TOTAL TRANSPORTATION EQUIPMENT	3,144,667

TRANSPORTATION SERVICES - 0.39%
1,272	*	Dynamex, Inc	34,102
3,662	*	HUB Group, Inc (Class A)	124,984
18,683	*	Lear Corp	264,925
9,954	e*	Orbitz Worldwide, Inc	49,870
6,452	e	Pacer International, Inc	138,783
		TOTAL TRANSPORTATION SERVICES	612,664

TRUCKING AND WAREHOUSING - 0.72%
6,680	e	Arkansas Best Corp	244,755
6,306	*	Celadon Group, Inc	62,997
6,508	e	Heartland Express, Inc	97,034
4,322	*	Marten Transport Ltd	69,022
2,264	*	Old Dominion Freight Line	67,965
460	*	Patriot Transportation Holding, Inc	36,800
3,925	*	Saia, Inc	42,861
1,267	e*	Universal Truckload Services, Inc	27,899
12,685	e	Werner Enterprises, Inc	235,687
16,729	*	YRC Worldwide, Inc	248,760
		TOTAL TRUCKING AND WAREHOUSING	1,133,780

WATER TRANSPORTATION - 0.63%
5,796		Double Hull Tankers Inc DHT Maritime Inc	58,134
1,965	e	Golar LNG Ltd	30,438
1,556	e*	Gulfmark Offshore, Inc	90,528
6,788	e*	Hornbeck Offshore Services, Inc	383,590
1,695	*	International Shipholding Corp	39,731
7,448	e	Nordic American Tanker Shipping	289,131
2,723	*	Odyssey Marine Exploration, Inc	10,783
7,328	e*	Ultrapetrol Bahamas Ltd	92,406
		TOTAL WATER TRANSPORTATION	994,741

WHOLESALE TRADE-DURABLE GOODS - 0.92%
6,619	e	Agilysys, Inc	75,059

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
8,835	e	Applied Industrial Technologies, Inc	$213,542
6,884	e*	Beacon Roofing Supply, Inc	73,039
4,775		Castle (A.M.) & Co	136,613
6,917	*	Digi International, Inc	54,298
5,213	*	Drew Industries, Inc	83,147
23,468	e	IKON Office Solutions, Inc	264,719
14,305	*	Insight Enterprises, Inc	167,798
9,418	e*	Interline Brands, Inc	150,029
1,111	e	Lawson Products, Inc	27,531
1,161	e	Owens & Minor, Inc	53,046
12,351	e	PEP Boys-Manny Moe & Jack	107,701
2,568		Pool Corp	45,608
320	e*	TomoTherapy, Inc	2,858
		TOTAL WHOLESALE TRADE-DURABLE GOODS	1,454,988

WHOLESALE TRADE-NONDURABLE GOODS - 1.59%
6,539		Aceto Corp	49,958
7,850	*	Alliance One International, Inc	40,114
5,180	e	Andersons, Inc	210,878
2,589	e*	Core-Mark Holding Co, Inc	67,832
12,062	e*	Fresh Del Monte Produce, Inc	284,301
10,800	e*	Hain Celestial Group, Inc	253,584
43,132		Idearc, Inc	101,360
2,836	e	Kenneth Cole Productions, Inc (Class A)	36,017
7,552	e	K-Swiss, Inc (Class A)	111,014
1,664	*	LSB Industries, Inc	32,947
1,347	*	Maui Land & Pineapple Co, Inc	39,669
13,396		Men's Wearhouse, Inc	218,221
3,339		Myers Industries, Inc	27,213
3,644	e	Nash Finch Co	124,880
5,236		Nu Skin Enterprises, Inc (Class A)	78,121
1,772	e*	Perry Ellis International, Inc	37,602
2,331		Schiff Nutrition International, Inc	13,054
5,689	e*	School Specialty, Inc	169,134
5,560	e	Spartan Stores, Inc	127,880
2,346	*	Tractor Supply Co	68,128
8,622	*	United Natural Foods, Inc	167,957
6,754	e*	United Stationers, Inc	249,543
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	2,509,407

		TOTAL COMMON STOCKS	155,257,222
		(Cost $184,740,142)

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 31.12%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 1.01%
$ 1,590,000		Federal Home Loan Bank (FHLB), 07/01/08	1,590,000
			1,590,000

SHARES		COMPANY
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 30.11%
47,487,328		State Street Navigator Securities Lending Prime Portfolio	47,487,328
			47,487,328

		TOTAL SHORT-TERM INVESTMENTS
		(Cost $49,077,328)	49,077,328

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

		VALUE

	TOTAL PORTFOLIO - 129.57%
	(Cost $233,817,470)	$204,334,550
	OTHER ASSETS & LIABILITIES, NET - (29.57)%	(46,629,078)

	NET ASSETS - 100.00%	$157,705,472

*	Non-income producing
d	All or a portion of these securities have been segregated by the custodian to cover margin or other
	requirements on open futures contracts in the amount of $255,969.
e	All or a portion of these securities are out on loan.
m	Indicates a security has been deemed illiquid.
v	Security valued at fair value.

	At June 30, 2008, the unrealized deppreciation on investments was $29,482,920 consisting of
	gross unrealized appreciation of $7,331,175 and gross unrealized depreciation of $36,814,095.

	NUMBER OF	MARKET	EXPIRATION	UNREALIZED
OPEN FUTURES CONTRACTS:	CONTRACTS	VALUE	DATE	DEPRECIATION

E-mini Russell 2000 Index	22	$1,521,740	September 2008	$(54,566)

TIAA-CREF INSTITUTIONAL FUNDS - Small-Cap Blend Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
SMALL -CAP BLEND INDEX FUND
STATEMENT OF INVESTMENTS (unaudited)
June 30, 2008

SHARES		COMPANY	VALUE
COMMON STOCKS - 98.17%

AGRICULTURAL PRODUCTION-CROPS - 0.07%
8,371	e*	Chiquita Brands International, Inc	$126,988
646		Griffin Land & Nurseries, Inc	19,832
		TOTAL AGRICULTURAL PRODUCTION-CROPS	146,820

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.14%
2,510	e	Cal-Maine Foods, Inc	82,805
8,728	e	Pilgrim's Pride Corp	113,377
65		Seaboard Corp	100,815
		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	296,997

AGRICULTURAL SERVICES - 0.03%
2,197	e*	Cadiz, Inc	35,416
2,004		Calavo Growers, Inc	24,549
		TOTAL AGRICULTURAL SERVICES	59,965

AMUSEMENT AND RECREATION SERVICES - 0.82%
10,586	*	Bally Technologies, Inc	357,807
1,851		Churchill Downs, Inc	64,544
2,800	e	Dover Downs Gaming & Entertainment, Inc	17,976
2,925		Dover Motorsports, Inc	14,888
6,109	e*	Leapfrog Enterprises, Inc	50,827
6,739	e*	Life Time Fitness, Inc	199,137
14,659	e*	Live Nation, Inc	155,092
9,466	e*	Marvel Entertainment, Inc	304,237
11,242	e*	Pinnacle Entertainment, Inc	117,929
12,941	e*	Six Flags, Inc	14,882
2,499	e	Speedway Motorsports, Inc	50,930
2,942	e*	Town Sports International Holdings, Inc	27,478
14,795	v*	Westwood One, Inc	17,902
8,488	*	WMS Industries, Inc	252,688
4,012	e	World Wrestling Entertainment, Inc	62,066
		TOTAL AMUSEMENT AND RECREATION SERVICES	1,708,383

APPAREL AND ACCESSORY STORES - 1.52%
12,944	*	Aeropostale, Inc	405,536
7,421	e	Bebe Stores, Inc	71,316
7,945		Brown Shoe Co, Inc	107,655
2,993	e	Buckle, Inc	136,870
1,845	*	Cache, Inc	19,742
10,946	*	Carter's, Inc	151,274
6,292	e*	Casual Male Retail Group, Inc	19,191
5,348		Cato Corp (Class A)	76,156
3,839	*	Charlotte Russe Holding, Inc	68,181
21,917	e*	Charming Shoppes, Inc	100,599
34,125	*	Chico's FAS, Inc	183,251
4,520	e*	Children's Place Retail Stores, Inc	163,172

TIAA-CREF INSTITUTIONAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
6,439	e	Christopher & Banks Corp	$43,785
2,762	e*	Citi Trends, Inc	62,587
12,374	e*	Collective Brands, Inc	143,910
8,401	e*	Dress Barn, Inc	112,405
3,229	e*	DSW, Inc (Class A)	38,038
7,799	e	Finish Line, Inc (Class A)	67,851
8,030	*	HOT Topic, Inc	43,442
8,196	e*	J Crew Group, Inc	270,550
4,907	e*	Jo-Ann Stores, Inc	113,008
3,519	e*	JOS A Bank Clothiers, Inc	94,133
4,503	*	New York & Co, Inc	41,112
13,720	*	Pacific Sunwear Of California, Inc	117,032
1,662	*	Shoe Carnival, Inc	19,595
7,419		Stage Stores, Inc	86,580
1,287		Syms Corp	17,503
4,720	e	Talbots, Inc	54,705
4,680	e*	Tween Brands, Inc	77,033
6,371	e*	Under Armour, Inc (Class A)	163,352
17,791	*	Wet Seal, Inc (Class A)	84,863
		TOTAL APPAREL AND ACCESSORY STORES	3,154,427

APPAREL AND OTHER TEXTILE PRODUCTS - 0.59%
2,543	e	Columbia Sportswear Co	93,455
2,368	e*	G-III Apparel Group Ltd	29,221
5,509	*	Gymboree Corp	220,746
3,481	e*	Lululemon Athletica, Inc	101,158
4,373	e*	Maidenform Brands, Inc	59,036
24,375	*	Quiksilver, Inc	239,363
3,301	e*	True Religion Apparel, Inc	87,972
8,806	*	Warnaco Group, Inc	388,080
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	1,219,031

AUTO REPAIR, SERVICES AND PARKING - 0.32%
1,816	e*	Amerco, Inc	86,587
4,014	e*	Dollar Thrifty Automotive Group, Inc	37,932
14,560	*	Exide Technologies	244,026
2,652	e*	Midas, Inc	35,802
3,069		Monro Muffler, Inc	47,539
1,826	*	Standard Parking Corp	33,233
7,381	*	Wright Express Corp	183,049
		TOTAL AUTO REPAIR, SERVICES AND PARKING	668,168

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.18%
1,948	*	America's Car-Mart, Inc	34,908
6,180	e	Asbury Automotive Group, Inc	79,413
8,120	*	CSK Auto Corp	85,098
2,928	e*	MarineMax, Inc	20,994
6,502	e*	Rush Enterprises, Inc (Class A)	78,089
5,507	e	Sonic Automotive, Inc (Class A)	70,985
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	369,487

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.04%
2,920	e*	Builders FirstSource, Inc	15,505
12,835	e*	Central Garden and Pet Co (Class A)	52,624

TIAA-CREF INSTITUTIONAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
1,824	*	Lumber Liquidators, Inc	$23,712
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	91,841

BUSINESS SERVICES - 10.54%
77,999	*	3Com Corp	165,358
3,509	e*	3D Systems Corp	33,336
8,784		Aaron Rents, Inc	196,147
8,457		ABM Industries, Inc	188,168
6,650	e*	ACI Worldwide, Inc	116,974
11,085	*	Actuate Corp	43,342
11,826		Acxiom Corp	135,881
4,166		Administaff, Inc	116,190
3,280	e*	Advent Software, Inc	118,342
9,028		Aircastle Ltd	75,925
7,039	*	American Reprographics Co	117,199
4,349		American Software, Inc (Class A)	24,528
6,552	*	AMN Healthcare Services, Inc	110,860
3,021	*	Ansoft Corp	109,964
5,214	e	Arbitron, Inc	247,665
1,290	e*	ArcSight, Inc	11,352
16,544	*	Ariba, Inc	243,362
24,908	*	Art Technology Group, Inc	79,706
2,804	e	Asset Acceptance Capital Corp	34,265
3,993	e*	athenahealth, Inc	122,825
8,414	*	Avocent Corp	156,500
2,462	e*	Bankrate, Inc	96,190
42,061	e,v*	BearingPoint, Inc	34,490
3,845	*	BGC Partners, Inc (Class A)	29,030
8,650		Blackbaud, Inc	185,110
5,982	*	Blackboard, Inc	228,692
6,190	e*	Blue Coat Systems, Inc	87,341
4,248	*	Bottomline Technologies, Inc	41,333
11,777	e*	BPZ Energy, Inc	346,244
9,714		Brady Corp (Class A)	335,424
5,828	*	CACI International, Inc (Class A)	266,748
1,424	*	CAI International, Inc	24,778
5,814	*	Callidus Software, Inc	29,070
2,755	*	Capella Education Co	164,336
5,856	e*	Cavium Networks, Inc	122,976
8,433	e*	CBIZ, Inc	67,042
6,135	*	Chordiant Software, Inc	30,675
10,387	*	Ciber, Inc	64,503
2,002	*	Clinical Data, Inc	28,569
9,487	*	CMGI, Inc	100,562
9,208	*	Cogent Communications Group, Inc	123,387
7,747	*	Cogent, Inc	88,083
8,105	e	Cognex Corp	186,820
8,274	*	Commvault Systems, Inc	137,679
4,616		Compass Diversified Trust	52,761
2,737	e*	Compellent Technologies, Inc	31,038
1,684		Computer Programs & Systems, Inc	29,184
3,105	*	COMSYS IT Partners, Inc	28,318
8,335	e*	Concur Technologies, Inc	276,972
3,931	e*	Constant Contact, Inc	74,099

TIAA-CREF INSTITUTIONAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
3,777	e*	CoStar Group, Inc	$167,888
6,601	*	CSG Systems International, Inc	72,743
13,351	*	Cybersource Corp	223,362
6,391	e*	Data Domain, Inc	149,102
8,243	e*	DealerTrack Holdings, Inc	116,309
2,442	e*	Deltek, Inc	18,510
9,968		Deluxe Corp	177,630
2,810	e*	Dice Holdings, Inc	23,211
3,913	*	Digimarc Corp	55,408
7,182	e*	Digital River, Inc	277,082
5,211	*	DivX, Inc	38,249
3,350	*	Double-Take Software, Inc	46,029
4,781	*	DynCorp International, Inc (Class A)	72,432
21,234	*	Earthlink, Inc	183,674
392	*	Ebix, Inc	30,466
5,442	e*	Echelon Corp	59,318
10,515	e*	Eclipsys Corp	193,055
4,174		Electro Rent Corp	52,342
11,830	*	Entrust, Inc	34,780
11,041	e*	Epicor Software Corp	76,293
6,845	*	EPIQ Systems, Inc	97,199
15,875	e*	Evergreen Energy, Inc	27,623
4,096	e*	ExlService Holdings, Inc	57,467
9,408		Fair Isaac Corp	195,404
7,379	e*	FalconStor Software, Inc	52,243
1,988	*	First Advantage Corp (Class A)	31,510
3,002	*	Forrester Research, Inc	92,702
3,909		FTD Group, Inc	52,107
11,973	*	Gartner, Inc	248,081
4,581	*	Gerber Scientific, Inc	52,132
4,892	e	Gevity HR, Inc	26,319
7,497	e*	Global Cash Access, Inc	51,429
3,050	e*	Global Sources Ltd	46,299
2,292	*	Global Traffic Network, Inc	20,490
1,803	e*	Guidance Software, Inc	17,219
3,020	e*	H&E Equipment Services, Inc	36,300
7,950	*	Hackett Group, Inc	45,633
8,321	e	Healthcare Services Group	126,562
4,727	e	Heartland Payment Systems, Inc	111,557
3,199	e	Heidrick & Struggles International, Inc	88,420
4,833	*	HMS Holdings Corp	103,765
4,050	e*	HSW International, Inc	11,745
4,427	*	Hudson Highland Group, Inc	46,351
9,660	*	Hypercom Corp	42,504
2,792	e*	i2 Technologies, Inc	34,705
1,549	*	ICT Group, Inc	12,702
3,941	*	iGate Corp	32,040
5,778		infoGROUP, Inc	25,365
17,125	*	Informatica Corp	257,560
6,661		Infospace, Inc	55,486
6,112	e*	Innerworkings, Inc	73,100
1,559		Integral Systems, Inc	60,333
7,078		Interactive Data Corp	177,870
2,686	e*	Interactive Intelligence, Inc	31,265

TIAA-CREF INSTITUTIONAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
9,746	e*	Internap Network Services Corp	$45,611
4,276	e*	Internet Brands, Inc	28,350
7,477	e*	Internet Capital Group, Inc	57,797
8,803	*	Interwoven, Inc	105,724
6,390	*	inVentiv Health, Inc	177,578
14,547		Jack Henry & Associates, Inc	314,797
4,974	*	JDA Software Group, Inc	90,029
5,079		Kelly Services, Inc (Class A)	98,177
4,598	*	Kenexa Corp	86,626
2,672	e*	Keynote Systems, Inc	34,415
5,896	*	Kforce, Inc	50,057
5,472	e*	Knot, Inc	53,516
8,984	*	Korn/Ferry International	141,318
24,408	*	Lawson Software, Inc	177,446
5,578	e*	Limelight Networks, Inc	21,308
2,826	e*	Liquidity Services, Inc	32,584
8,123	e*	Magma Design Automation, Inc	49,307
4,771	*	Manhattan Associates, Inc	113,216
3,973	*	Mantech International Corp (Class A)	191,181
5,085	e	Marchex, Inc (Class B)	62,647
17,564	*	Mentor Graphics Corp	277,511
1,735	*	MicroStrategy, Inc (Class A)	112,341
5,572	e*	Midway Games, Inc	12,258
2,918	*	Monotype Imaging Holdings, Inc	35,541
24,809	e*	Move, Inc	57,805
18,242	*	MPS Group, Inc	193,912
8,696	*	MSC.Software Corp	95,482
1,261	*	NCI, Inc (Class A)	28,852
7,598	*	Ness Technologies, Inc	76,892
7,766	e*	NetFlix, Inc	202,460
5,692	*	Netscout Systems, Inc	60,791
1,300	e*	NetSuite, Inc	26,611
7,498		NIC, Inc	51,211
12,066	e*	Omniture, Inc	224,066
6,391	*	On Assignment, Inc	51,256
5,224	*	Online Resources Corp	43,620
18,565	e*	OpenTV Corp (Class A)	24,320
2,556	*	Opnet Technologies, Inc	23,004
22,277	*	Parametric Technology Corp	371,358
4,032		PC-Tel, Inc	38,667
2,793		Pegasystems, Inc	37,594
4,304	*	PeopleSupport, Inc	36,584
6,193	e*	Perficient, Inc	59,824
16,728	*	Perot Systems Corp (Class A)	251,087
8,275	*	Phase Forward, Inc	148,702
5,332	*	Phoenix Technologies Ltd	58,652
2,940	e*	Portfolio Recovery Associates, Inc	110,250
11,967	*	Premiere Global Services, Inc	174,479
8,038	*	Progress Software Corp	205,532
2,484	*	PROS Holdings, Inc	27,895
1,692	e*	Protection One, Inc	14,213
3,019	e	QAD, Inc	20,439
3,390	e	Quality Systems, Inc	99,259
13,993	*	Quest Software, Inc	207,236

TIAA-CREF INSTITUTIONAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
5,350	*	Radiant Systems, Inc	$57,406
4,264	*	Radisys Corp	38,632
8,708	e*	Raser Technologies, Inc	84,816
17,460	*	RealNetworks, Inc	115,236
1,508	e	Renaissance Learning, Inc	16,905
12,912	*	Rent-A-Center, Inc	265,600
5,380	*	RightNow Technologies, Inc	73,545
4,154	*	Riskmetrics Group Inc	81,585
8,045		Rollins, Inc	119,227
9,201	e*	RSC Holdings, Inc	85,201
9,169	*	S1 Corp	69,409
16,985	*	Sapient Corp	109,044
10,246	*	Secure Computing Corp	42,418
2,569	*	SI International, Inc	53,795
5,897	e*	Smith Micro Software, Inc	33,613
10,550	*	SonicWALL, Inc	68,048
43,951	e*	Sonus Networks, Inc	150,312
13,035	e	Sotheby's	343,733
3,881	e*	Sourcefire, Inc	30,000
10,630	*	Spherion Corp	49,111
3,454	*	SPSS, Inc	125,622
8,231	*	SRA International, Inc (Class A)	184,868
3,988	e*	Stratasys, Inc	73,618
4,422	e*	SuccessFactors, Inc	48,421
8,953	*	SupportSoft, Inc	29,097
15,338	*	Sybase, Inc	451,244
6,384	*	SYKES Enterprises, Inc	120,402
4,252	e*	Synchronoss Technologies, Inc	38,396
3,363	e*	SYNNEX Corp	84,378
2,496	e	Syntel, Inc	84,165
14,874	*	Take-Two Interactive Software, Inc	380,328
3,167		TAL International Group, Inc	72,018
4,360	e*	Taleo Corp (Class A)	85,412
2,700	*	TechTarget, Inc	28,512
7,886	*	TeleTech Holdings, Inc	157,405
1,847	e	Textainer Group Holdings Ltd	36,072
3,922	e	TheStreet.com, Inc	25,532
12,897	e*	THQ, Inc	261,293
36,077	*	TIBCO Software, Inc	275,989
4,735	*	TNS, Inc	113,451
6,219	e*	TradeStation Group, Inc	63,123
8,340	*	Trizetto Group, Inc	178,309
8,358	*	TrueBlue, Inc	110,409
4,759	*	Ultimate Software Group, Inc	169,563
2,706	e*	Unica Corp	21,756
13,313		United Online, Inc	133,529
18,444	*	Valueclick, Inc	279,427
5,205	e*	Vasco Data Security International	54,809
3,889		Viad Corp	100,297
4,871	*	Vignette Corp	58,452
1,697	*	Virtusa Corp	17,191
3,111	*	Vocus, Inc	100,081
2,363	e*	Volt Information Sciences, Inc	28,143
8,735	*	Websense, Inc	147,097

TIAA-CREF INSTITUTIONAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
5,344	*	Website Pros, Inc	$44,516
13,926	*	Wind River Systems, Inc	151,654
		TOTAL BUSINESS SERVICES	21,882,316

CHEMICALS AND ALLIED PRODUCTS - 7.09%
5,522	e*	Acadia Pharmaceuticals, Inc	20,376
6,321	e*	Acorda Therapeutics, Inc	207,518
1,590	*	Acura Pharmaceuticals, Inc	12,641
8,905	*	Adolor Corp	48,799
4,339	*	Albany Molecular Research, Inc	57,579
7,435	d*	Alexion Pharmaceuticals, Inc	539,038
3,807	e*	Alexza Pharmaceuticals, Inc	15,000
18,631	*	Alkermes, Inc	230,279
10,248	e*	Allos Therapeutics, Inc	70,814
6,881	e*	Alnylam Pharmaceuticals, Inc	183,929
8,563	e*	Alpharma, Inc (Class A)	192,924
3,210	e*	AMAG Pharmaceuticals, Inc	109,461
11,951	*	American Oriental Bioengineering, Inc	117,956
3,647	e	American Vanguard Corp	44,858
714	e*	Amicus Therapeutics, Inc	7,626
15,468	*	Applera Corp	175,716
4,811		Arch Chemicals, Inc	159,485
2,087	*	Ardea Biosciences, Inc	26,755
14,281	e*	Arena Pharmaceuticals, Inc	74,118
7,262	e*	Arqule, Inc	23,602
8,360	e*	Array Biopharma, Inc	39,292
7,959	e*	Auxilium Pharmaceuticals, Inc	267,582
2,884	*	Avant Immunotherapeutics, Inc	41,991
5,347	e*	Aventine Renewable Energy Holdings, Inc	23,527
3,505		Balchem Corp	81,071
3,733	*	Bentley Pharmaceuticals, Inc	60,288
2,080	e*	Biodel, Inc	27,040
4,254	e*	BioForm Medical, Inc	17,186
2,574	e*	BioMimetic Therapeutics, Inc	30,682
4,238	e*	Cadence Pharmaceuticals, Inc	25,809
7,920	e*	Calgon Carbon Corp	122,443
5,126	*	Cambrex Corp	30,090
2,205	e*	Caraco Pharmaceutical Laboratories Ltd	29,106
16,646	e*	Cell Genesys, Inc	43,280
3,326	e*	Chattem, Inc	216,356
3,305	*	China Precision Steel, Inc	14,509
9,056	*	Columbia Laboratories, Inc	29,885
2,886	*	Cougar Biotechnology, Inc	68,773
10,914	e*	Cubist Pharmaceuticals, Inc	194,924
7,274	e*	Cypress Bioscience, Inc	52,300
6,459	*	Cytokinetics, Inc	23,963
3,846	*	Cytori Therapeutics, Inc	24,922
18,013	e*	Dendreon Corp	80,158
19,897	e*	Discovery Laboratories, Inc	32,830
14,318	e*	Durect Corp	52,547
4,727	*	Elizabeth Arden, Inc	71,756
2,613	e*	Emergent Biosolutions, Inc	25,947
8,660	e*	Enzon Pharmaceuticals, Inc	61,659
8,457		Ferro Corp	158,653

TIAA-CREF INSTITUTIONAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
15,062	e*	Geron Corp	$51,964
3,341	e*	GTx, Inc	47,943
10,260		H.B. Fuller Co	230,234
11,473	e*	Halozyme Therapeutics, Inc	61,725
21,885		Hercules, Inc	370,513
26,192	e*	Human Genome Sciences, Inc	136,460
5,346	*	ICO, Inc	32,183
4,641	e*	Idenix Pharmaceuticals, Inc	33,740
3,976	*	Idera Pharmaceuticals, Inc	58,089
13,551	*	Immucor, Inc	350,700
8,330	*	Immunogen, Inc	25,490
15,039	e*	Indevus Pharmaceuticals, Inc	23,611
2,600		Innophos Holdings, Inc	83,070
4,414		Innospec, Inc	83,071
8,150	*	Inspire Pharmaceuticals, Inc	34,882
2,472	e	Inter Parfums, Inc	37,080
6,112	e*	InterMune, Inc	80,189
8,079	e*	Javelin Pharmaceuticals, Inc	18,743
990	e*	Jazz Pharmaceuticals, Inc	7,336
3,049		Kaiser Aluminum Corp	163,213
4,029		Koppers Holdings, Inc	168,694
6,609	e*	KV Pharmaceutical Co (Class A)	127,752
4,479	*	Landec Corp	28,979
15,475	e*	Ligand Pharmaceuticals, Inc (Class B)	40,235
2,535	e	Mannatech, Inc	13,790
9,324	e*	MannKind Corp	27,972
1,505	*	MAP Pharmaceuticals, Inc	15,547
3,785	*	Marshall Edwards, Inc	9,727
6,360	*	Martek Biosciences Corp	214,396
24,689	*	Medarex, Inc	163,194
10,067	*	Medicines Co	199,528
10,925	e	Medicis Pharmaceutical Corp (Class A)	227,022
4,931	e*	Medivation, Inc	58,334
7,767		Meridian Bioscience, Inc	209,088
6,912	*	MiddleBrook Pharmaceuticals, Inc	23,363
3,655		Minerals Technologies, Inc	232,421
3,420	e*	Molecular Insight Pharmaceuticals, Inc	18,844
4,508	*	Momenta Pharmaceuticals, Inc	55,448
10,196	e*	Nabi Biopharmaceuticals	40,172
2,505	e*	Nanosphere, Inc	19,689
8,013	e*	Neurocrine Biosciences, Inc	33,574
2,643	e	NewMarket Corp	175,046
1,246	e	NL Industries, Inc	11,874
10,132	*	Novavax, Inc	25,229
4,412	e*	Noven Pharmaceuticals, Inc	47,164
9,113	*	NPS Pharmaceuticals, Inc	40,553
3,432	e*	Obagi Medical Products, Inc	29,344
14,461		Olin Corp	378,589
5,908	*	OM Group, Inc	193,723
2,762	e*	Omrix Biopharmaceuticals, Inc	43,474
10,754	e*	Onyx Pharmaceuticals, Inc	382,842
9,331	*	Opko Health, Inc	14,183
4,684	*	Optimer Pharmaceuticals, Inc	37,987
8,126	*	OraSure Technologies, Inc	30,391

TIAA-CREF INSTITUTIONAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
3,864	e*	Orexigen Therapeutics, Inc	$30,487
11,067	e*	OSI Pharmaceuticals, Inc	457,288
2,594	e*	Osiris Therapeutics, Inc	33,333
8,526	e*	Pacific Ethanol, Inc	15,432
6,415	e*	Pain Therapeutics, Inc	50,679
6,684	e*	Par Pharmaceutical Cos, Inc	108,481
10,959	*	Parexel International Corp	288,331
23,082		PDL BioPharma, Inc	245,131
4,598	e*	PetMed Express, Inc	56,326
3,029	*	Pharmasset, Inc	57,188
5,882	*	PharMerica Corp	132,874
18,042	*	PolyOne Corp	125,753
5,046	e*	Pozen, Inc	54,900
6,523	*	Prestige Brands Holdings, Inc	69,535
5,149	e*	Progenics Pharmaceuticals, Inc	81,715
2,109	e*	Protalix BioTherapeutics, Inc	5,715
10,468	*	Questcor Pharmaceuticals, Inc	48,572
5,456	*	Quidel Corp	90,133
5,620	*	Rexahn Pharmaceuticals, Inc	18,209
8,064	e*	Rockwood Holdings, Inc	280,627
9,250	e*	Salix Pharmaceuticals Ltd	65,028
6,710	e	Sciele Pharma, Inc	129,839
9,302		Sensient Technologies Corp	261,944
11,754	*	Solutia, Inc	150,686
1,227		Stepan Co	55,976
1,763	e*	Sucampo Pharmaceuticals, Inc	18,917
2,983	e*	SurModics, Inc	133,758
3,225	e*	Synta Pharmaceuticals Corp	19,673
3,510	*	Targacept, Inc	25,518
6,035	*	Tercica, Inc	53,289
10,016	*	Theravance, Inc	118,890
8,522	*	Third Wave Technologies, Inc	95,106
3,927	e*	Ulta Salon Cosmetics & Fragrance, Inc	44,139
8,763	*	Unifi, Inc	22,083
4,353	*	United Therapeutics Corp	425,506
1,522	e*	USANA Health Sciences, Inc	40,896
21,499	e*	USEC, Inc	130,714
14,355	e*	Valeant Pharmaceuticals International	245,614
19,868	e*	Verasun Energy Corp	82,055
13,529	e*	Viropharma, Inc	149,631
3,705		Westlake Chemical Corp	55,056
13,954	*	WR Grace & Co	327,779
4,863	*	Xenoport, Inc	189,803
24,062	e*	XOMA Ltd	40,665
6,906	e*	Zymogenetics, Inc	58,149
		TOTAL CHEMICALS AND ALLIED PRODUCTS	14,726,870

COAL MINING - 0.33%
24,601	e*	International Coal Group, Inc	321,043
4,901	*	James River Coal Co	287,640
4,958	*	National Coal Corp	43,977
1,838	*	Westmoreland Coal Co	38,800
		TOTAL COAL MINING	691,460

TIAA-CREF INSTITUTIONAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
COMMUNICATIONS - 2.18%
8,259	e	Alaska Communications Systems Group, Inc	$98,612
5,780	e*	Anixter International, Inc	343,852
10,104	e*	Aruba Networks, Inc	52,844
1,832		Atlantic Tele-Network, Inc	50,398
3,540	e*	Audiovox Corp (Class A)	34,763
9,291	*	Brightpoint, Inc	67,824
4,631	e*	Cbeyond Communications, Inc	74,189
13,043	*	Centennial Communications Corp	91,171
79,001	e*	Charter Communications, Inc (Class A)	82,951
46,080	*	Cincinnati Bell, Inc	183,398
36,370	e*	Citadel Broadcasting Corp	44,371
4,478	e	Consolidated Communications Holdings, Inc	66,677
5,647	e*	Cox Radio, Inc (Class A)	66,635
3,482	e*	Crown Media Holdings, Inc (Class A)	16,505
5,014	e*	Cumulus Media, Inc (Class A)	19,755
2,799	*	DG FastChannel, Inc	48,283
5,821	e	Entercom Communications Corp (Class A)	40,863
11,478	*	Entravision Communications Corp (Class A)	46,142
17,225	e	Fairpoint Communications, Inc	124,192
20,767	e*	FiberTower Corp	29,074
1,292	e	Fisher Communications, Inc	44,496
28,233	*	Foundry Networks, Inc	333,714
9,532	e*	General Communication, Inc (Class A)	65,485
3,248	e*	GeoEye, Inc	57,522
5,527	e*	Global Crossing Ltd	99,154
8,100	e*	Globalstar, Inc	22,923
7,157	e	Gray Television, Inc	20,541
1,390	e*	Hughes Communications, Inc	68,235
927	e*	Hungarian Telephone & Cable	16,908
5,796		Ibasis, Inc	19,011
20,015	e*	ICO Global Communications Holdings Ltd	65,249
8,078	e	IDT Corp (Class B)	13,733
6,195	e	Iowa Telecommunications Services, Inc	109,094
3,317	*	iPCS, Inc	98,283
8,594	*	j2 Global Communications, Inc	197,662
5,484	e*	Knology, Inc	60,269
4,800	e*	Lin TV Corp (Class A)	28,608
8,317	e*	Mastec, Inc	88,659
8,833	e*	Mediacom Communications Corp (Class A)	47,168
3,221	*	Neutral Tandem, Inc	56,368
9,395	e*	Nextwave Wireless, Inc	37,956
5,787	e*	Novatel Wireless, Inc	64,409
5,787		NTELOS Holdings Corp	146,816
6,100	e*	Orbcomm, Inc	34,770
23,920	e*	PAETEC Holding Corp	151,892
473	e	Preformed Line Products Co	19,067
7,284	e*	RCN Corp	78,522
2,609	e*	Rural Cellular Corp (Class A)	116,127
7,273	e*	SAVVIS, Inc	93,894
4,551		Shenandoah Telecom Co	59,254
10,142	e	Sinclair Broadcast Group, Inc (Class A)	77,079
3,966	e*	Switch & Data Facilities Co, Inc	67,382
9,932	*	Syniverse Holdings, Inc	160,898

TIAA-CREF INSTITUTIONAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
6,504	*	TeleCommunication Systems, Inc	$30,114
10,077	e*	Terremark Worldwide, Inc	55,020
11,259	*	TerreStar Corp	44,811
19,704	e*	TiVo, Inc	121,574
5,118		USA Mobility, Inc	38,641
4,890	e*	Virgin Mobile USA, Inc	13,448
13,802	e*	Vonage Holdings Corp	22,911
		TOTAL COMMUNICATIONS	4,530,166

DEPOSITORY INSTITUTIONS - 6.22%
2,686		1st Source Corp	43,245
4,726	e	Abington Bancorp, Inc	43,101
3,979	e	Amcore Financial, Inc	22,521
2,417	e	Ameris Bancorp	21,028
1,243		Ames National Corp	20,795
3,495	e	Anchor Bancorp Wisconsin, Inc	24,500
1,771		Arrow Financial Corp	32,108
1,419		Bancfirst Corp	60,733
5,273		Banco Latinoamericano de Exportaciones S.A.	85,370
3,389		BancTrust Financial Group, Inc	22,334
9,156	e	Bank Mutual Corp	91,926
2,394	e	Bank of the Ozarks, Inc	35,575
4,040	e	BankFinancial Corp	52,560
2,927	e	Banner Corp	25,933
6,560	e*	Beneficial Mutual Bancorp, Inc	72,619
1,920	e	Berkshire Hills Bancorp, Inc	45,408
7,441	e	Boston Private Financial Holdings, Inc	42,190
10,993		Brookline Bancorp, Inc	104,983
652		Brooklyn Federal Bancorp, Inc	7,857
1,334		Bryn Mawr Bank Corp	23,345
1,489		Camden National Corp	34,664
2,188	e	Capital City Bank Group, Inc	47,611
2,527	e	Capitol Bancorp Ltd	22,667
4,667		Cardinal Financial Corp	29,215
4,038	e	Cascade Bancorp	31,093
1,231	e	Cass Information Systems, Inc	39,429
9,488	e	Cathay General Bancorp	103,135
1,780		Centerstate Banks of Florida, Inc	19,633
5,472	e	Central Pacific Financial Corp	58,332
4,409	e	Chemical Financial Corp	89,944
1,730		Citizens & Northern Corp	28,649
13,990	e	Citizens Banking Corp	39,452
2,504	e	City Bank	21,534
3,121		City Holding Co	127,243
2,707	e	Clifton Savings Bancorp, Inc	26,366
3,191	e	CoBiz, Inc	20,997
39,076		Colonial Bancgroup, Inc	172,716
3,505		Columbia Banking System, Inc	67,752
5,684	e	Community Bank System, Inc	117,204
2,806	e	Community Trust Bancorp, Inc	73,686
7,510	e	Corus Bankshares, Inc	31,242
12,789	e	CVB Financial Corp	120,728
4,406		Dime Community Bancshares	72,743
4,686	e*	Dollar Financial Corp	70,805

TIAA-CREF INSTITUTIONAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
3,794	e	Downey Financial Corp	$10,509
12,278		East West Bancorp, Inc	86,683
1,251	*	Encore Bancshares, Inc	19,578
2,142	e	Enterprise Financial Services Corp	40,377
3,282		ESSA Bancorp, Inc	41,091
9,121	e*	Euronet Worldwide, Inc	154,145
1,203		Farmers Capital Bank Corp	21,197
213	e	Fifth Third Bancorp	2,173
2,117		Financial Institutions, Inc	33,999
2,773	e	First Bancorp	35,051
17,294	e	First Bancorp	109,644
1,681		First Bancorp, Inc	22,946
4,719	e	First Busey Corp	62,385
13,875	e	First Commonwealth Financial Corp	129,454
1,782	e	First Community Bancshares, Inc	50,252
7,259		First Financial Bancorp	66,783
4,021	e	First Financial Bankshares, Inc	184,202
2,305	e	First Financial Corp	70,556
2,037	e	First Financial Holdings, Inc	34,996
4,421		First Financial Northwest, Inc	43,901
3,379		First Merchants Corp	61,329
9,183	e	First Midwest Bancorp, Inc	171,263
21,226	e	First Niagara Financial Group, Inc	272,966
3,145	e	First Place Financial Corp	29,563
1,625	e	First South Bancorp, Inc	20,930
2,426	e*	FirstFed Financial Corp	19,505
15,643		FirstMerit Corp	255,137
7,943	e	Flagstar Bancorp, Inc	23,908
4,139		Flushing Financial Corp	78,434
16,646	e	FNB Corp	196,090
1,190	*	Fox Chase Bancorp, Inc	12,209
9,086	e	Frontier Financial Corp	77,413
10,441	e	Glacier Bancorp, Inc	166,952
2,514	e	Greene County Bancshares, Inc	35,246
10,214	e*	Guaranty Bancorp	36,770
4,980	e	Hancock Holding Co	195,664
7,259	e	Hanmi Financial Corp	37,819
6,063	e	Harleysville National Corp	67,663
2,536	e	Heartland Financial USA, Inc	46,130
2,258	e	Heritage Commerce Corp	22,354
2,372	e	Home Bancshares, Inc	53,323
1,276		Home Federal Bancorp, Inc	12,581
2,490	e	IBERIABANK Corp	110,730
3,144		Independent Bank Corp	74,953
19,492	v*	IndyMac Bancorp, Inc	10,916
3,535	e	Integra Bank Corp	27,679
9,869		International Bancshares Corp	210,901
9,530	*	Investors Bancorp, Inc	124,462
3,801	e	Kearny Financial Corp	41,811
3,684	e	Lakeland Bancorp, Inc	44,871
2,165	e	Lakeland Financial Corp	41,308
3,318	e	MainSource Financial Group, Inc	51,429
733		MASSBANK Corp	29,012
6,720	e	MB Financial, Inc	150,998

TIAA-CREF INSTITUTIONAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
2,029	*	Meridian Interstate Bancorp, Inc	$19,722
4,167	e	Midwest Banc Holdings, Inc	20,293
4,388	e	Nara Bancorp, Inc	47,083
636	e	NASB Financial, Inc	11,308
15,375	e	National Penn Bancshares, Inc	204,180
6,207	e	NBT Bancorp, Inc	127,926
8,698	*	Net 1 UEPS Technologies, Inc	211,361
20,968	e	NewAlliance Bancshares, Inc	261,681
3,600	*	Northfield Bancorp, Inc	38,700
3,294	e	Northwest Bancorp, Inc	71,875
1,708		OceanFirst Financial Corp	30,829
12,806	e	Old National Bancorp	182,614
2,664	e	Old Second Bancorp, Inc	30,956
4,706		Oriental Financial Group, Inc	67,108
2,510	e*	Oritani Financial Corp	40,160
8,748	e	Pacific Capital Bancorp	120,547
2,066		Pacific Continental Corp	22,705
4,594		PacWest Bancorp	68,359
2,186	e	Park National Corp	117,825
1,607		Peapack Gladstone Financial Corp	35,306
1,006	*	Pennsylvania Commerce Bancorp, Inc	24,194
1,971		Peoples Bancorp, Inc	37,410
4,368	e*	Pinnacle Financial Partners, Inc	87,753
3,752		Premierwest Bancorp	21,912
3,636	e	PrivateBancorp, Inc	110,462
7,583	e	Prosperity Bancshares, Inc	202,694
5,733	e	Provident Bankshares Corp	36,577
11,540		Provident Financial Services, Inc	161,675
7,541	e	Provident New York Bancorp	83,403
3,854	e	Renasant Corp	56,769
1,736		Republic Bancorp, Inc (Class A)	42,706
1,839	e	Rockville Financial, Inc	23,098
1,805	e	Roma Financial Corp	23,646
4,706	e	S&T Bancorp, Inc	136,756
2,590	e	S.Y. Bancorp, Inc	55,322
3,019	e	Sandy Spring Bancorp, Inc	50,055
541		Santander BanCorp	5,740
1,901		SCBT Financial Corp	54,293
3,144	e	Seacoast Banking Corp of Florida	24,397
1,628		Shore Bancshares, Inc	30,476
1,533	e	Sierra Bancorp	25,295
5,606	*	Signature Bank	144,411
2,702	e	Simmons First National Corp (Class A)	75,575
1,898		Smithtown Bancorp, Inc	30,843
13,757	e	South Financial Group, Inc	53,927
2,331		Southside Bancshares, Inc	42,984
2,535		Southwest Bancorp, Inc	29,153
2,776		State Bancorp, Inc	34,700
4,373		StellarOne Corp	63,846
3,471		Sterling Bancorp	41,478
14,153		Sterling Bancshares, Inc	128,651
9,103	e	Sterling Financial Corp	37,686
1,836	e	Suffolk Bancorp	53,942
2,663	e*	Sun Bancorp, Inc	27,038

TIAA-CREF INSTITUTIONAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
16,639	e	Susquehanna Bancshares, Inc	$227,788
5,964	e*	SVB Financial Group	286,928
4,615	e*	Texas Capital Bancshares, Inc	73,840
1,161	e	Tompkins Trustco, Inc	43,189
4,014		TowneBank	60,451
2,529	e	Trico Bancshares	27,693
14,640	e	Trustco Bank Corp NY	108,629
9,580	e	Trustmark Corp	169,087
21,401	e	UCBH Holdings, Inc	48,152
6,012		UMB Financial Corp	308,235
11,626	e	Umpqua Holdings Corp	141,023
2,441	e	Union Bankshares Corp	36,346
7,322	e	United Bankshares, Inc	168,040
7,428	e	United Community Banks, Inc	63,361
5,459	e	United Community Financial Corp	20,471
3,437		United Financial Bancorp, Inc	38,391
1,674	e	United Security Bancshares	24,340
2,288	e	Univest Corp of Pennsylvania	45,440
2,060		ViewPoint Financial Group	30,323
21,011	e	W Holding Co, Inc	16,809
2,082	e	Washington Trust Bancorp, Inc	41,015
1,389	e*	Wauwatosa Holdings, Inc	14,751
5,135		WesBanco, Inc	88,065
3,376		West Bancorporation, Inc	29,371
3,196		West Coast Bancorp	27,709
5,614	e	Westamerica Bancorporation	295,240
3,466	e*	Western Alliance Bancorp	26,896
6,134		Westfield Financial, Inc	55,513
3,616		Wilshire Bancorp, Inc	30,989
4,527	e	Wintrust Financial Corp	107,969
1,221		WSFS Financial Corp	54,457
2,210		Yadkin Valley Financial Corp	26,410
		TOTAL DEPOSITORY INSTITUTIONS	12,903,538

EATING AND DRINKING PLACES - 1.15%
4,634	e*	AFC Enterprises	37,026
3,401	e*	BJ's Restaurants, Inc	33,092
5,999	e	Bob Evans Farms, Inc	171,571
3,444	e*	Buffalo Wild Wings, Inc	85,515
4,709	*	California Pizza Kitchen, Inc	52,694
4,289		CBRL Group, Inc	105,123
4,224	*	CEC Entertainment, Inc	118,314
12,980	*	Cheesecake Factory	206,512
10,140		CKE Restaurants, Inc	126,446
17,463	*	Denny's Corp	49,595
3,274	e	DineEquity, Inc	122,317
7,331	e*	Domino's Pizza, Inc	84,307
859	*	Einstein Noah Restaurant Group, Inc	9,509
11,372	*	Jack in the Box, Inc	254,847
12,380	e*	Krispy Kreme Doughnuts, Inc	61,776
2,295	e	Landry's Restaurants, Inc	41,241
4,179	*	Luby's, Inc	25,492
4,080	e	O'Charleys, Inc	41,045
4,228	*	Papa John's International, Inc	112,423

TIAA-CREF INSTITUTIONAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
4,565	e*	PF Chang's China Bistro, Inc	$101,982
3,142	e*	Red Robin Gourmet Burgers, Inc	87,159
1,164	*	Rick's Cabaret International, Inc	19,555
10,403	e	Ruby Tuesday, Inc	56,176
3,394	e*	Ruth's Chris Steak House, Inc	17,581
11,592	e*	Sonic Corp	171,562
5,126	e*	Steak N Shake Co	32,448
10,141	e*	Texas Roadhouse, Inc (Class A)	90,965
12,071	e	Triarc Cos (Class B)	76,409
		TOTAL EATING AND DRINKING PLACES	2,392,682

EDUCATIONAL SERVICES - 0.20%
2,133	*	American Public Education, Inc	83,272
16,484	e*	Corinthian Colleges, Inc	191,379
1,150	*	K12, Inc	24,645
1,728	*	Learning Tree International, Inc	29,549
857	*	Lincoln Educational Services Corp	9,967
2,590	*	Princeton Review, Inc	17,508
4,123	e*	Universal Technical Institute, Inc	51,373
		TOTAL EDUCATIONAL SERVICES	407,693

ELECTRIC, GAS, AND SANITARY SERVICES - 4.23%
5,065	e	Allete, Inc	212,730
3,149		American Ecology Corp	92,990
3,337	e	American States Water Co	116,595
72,739	*	Aquila, Inc	274,226
10,261		Avista Corp	220,201
17,217	*	Beacon Power Corp	35,811
7,434		Black Hills Corp	238,334
3,688	e	California Water Service Group	120,856
4,597	*	Casella Waste Systems, Inc (Class A)	56,037
2,003		Central Vermont Public Service Corp	38,798
2,940	e	CH Energy Group, Inc	104,576
1,314		Chesapeake Utilities Corp	33,796
4,217	e*	Clean Energy Fuels Corp	48,453
3,669	*	Clean Harbors, Inc	260,719
11,646		Cleco Corp	271,701
1,623		Connecticut Water Service, Inc	36,355
2,641	e	Consolidated Water Co, Inc	52,292
7,782	e	Crosstex Energy, Inc	269,724
8,547	*	El Paso Electric Co	169,231
6,531		Empire District Electric Co	121,085
6,423		EnergySolutions, Inc	143,554
1,353	e	EnergySouth, Inc	66,378
1,867	e*	EnerNOC, Inc	33,513
8,755	e	Idacorp, Inc	252,932
9,417		ITC Holdings Corp	481,303
4,223	e	Laclede Group, Inc	170,483
4,272	e	MGE Energy, Inc	139,353
2,567		Middlesex Water Co	42,587
8,111	e	New Jersey Resources Corp	264,824
8,734	e	Nicor, Inc	371,981
5,110		Northwest Natural Gas Co	236,389
7,539		NorthWestern Corp	191,641

TIAA-CREF INSTITUTIONAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
3,465	e	Ormat Technologies, Inc	$170,409
5,814	e	Otter Tail Corp	225,758
3,128	e*	Pico Holdings, Inc	135,912
14,204		Piedmont Natural Gas Co, Inc	371,577
3,111	*	Pike Electric Corp	51,674
15,500	*	Plug Power, Inc	36,425
14,888	e	PNM Resources, Inc	178,060
12,100		Portland General Electric Co	272,492
2,341	e	Resource America, Inc (Class A)	21,818
2,744	e	SJW Corp	72,442
5,754	e	South Jersey Industries, Inc	214,969
8,372		Southwest Gas Corp	248,900
4,730	e	Southwest Water Co	47,395
68	b,m,v*	Touch America Holdings, Inc	0
4,741	e	UIL Holdings Corp	139,433
6,660		Unisource Energy Corp	206,527
12,850	*	Waste Connections, Inc	410,301
4,594	*	Waste Services, Inc	32,342
20,284		Westar Energy, Inc	436,309
9,570		WGL Holdings, Inc	332,462
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	8,774,653

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 7.94%
5,245	e*	Acme Packet, Inc	40,701
4,888	*	Actel Corp	82,363
7,857		Acuity Brands, Inc	377,765
23,389	*	Adaptec, Inc	74,845
10,873		Adtran, Inc	259,212
8,846	*	Advanced Analogic Technologies, Inc	36,534
8,039	*	Advanced Battery Technologies, Inc	46,385
6,364	*	Advanced Energy Industries, Inc	87,187
4,678	e*	Airvana, Inc	25,074
8,129	e*	American Superconductor Corp	291,425
21,088	e*	Amkor Technology, Inc	219,526
12,108	e*	Anadigics, Inc	119,264
12,525	e*	Applied Micro Circuits Corp	107,214
2,435		Applied Signal Technology, Inc	33,262
23,722	*	Arris Group, Inc	200,451
1,449	*	Ascent Solar Technologies, Inc	14,997
11,478	e*	Atheros Communications, Inc	344,340
6,208	*	ATMI, Inc	173,327
38,945	e*	Avanex Corp	44,008
2,346	e*	AZZ, Inc	93,605
8,923	e	Baldor Electric Co	312,127
2,307	e	Bel Fuse, Inc (Class B)	57,006
13,056	*	Benchmark Electronics, Inc	213,335
6,359	e*	BigBand Networks, Inc	30,078
19,461	*	Bookham, Inc	32,889
28,192	*	Capstone Turbine Corp	118,124
5,094	*	Ceradyne, Inc	174,724
3,895	*	Ceva, Inc	31,043
7,674	*	Checkpoint Systems, Inc	160,233
5,844	*	China BAK Battery, Inc	27,525
16	m,v*	China Energy Savings Technology, Inc	1

TIAA-CREF INSTITUTIONAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
5,204	*	China Security & Surveillance Technology, Inc	$70,150
4,686	*	Comtech Telecommunications Corp	229,614
1,843	*	CPI International, Inc	22,669
6,398		CTS Corp	64,300
2,834		Cubic Corp	63,142
5,601	*	Diodes, Inc	154,812
5,763	*	DSP Group, Inc	40,341
3,449	e*	DTS, Inc	108,023
5,191	*	Electro Scientific Industries, Inc	73,556
14,200	*	Emcore Corp	88,892
2,979	*	EMS Technologies, Inc	65,061
7,837	*	Energy Conversion Devices, Inc	577,117
5,316	*	EnerSys	181,967
1,776	*	Entropic Communications, Inc	8,436
20,467	e*	Evergreen Solar, Inc	198,325
7,603	*	Exar Corp	57,327
59,745	e*	Finisar Corp	71,097
4,424	e	Franklin Electric Co, Inc	171,563
13,257	e*	FuelCell Energy, Inc	94,125
3,904	*	Globecomm Systems, Inc	32,247
19,969	*	GrafTech International Ltd	535,768
4,338	e*	Greatbatch, Inc	75,047
831	*	GreenHunter Energy, Inc	11,351
18,209	*	Harmonic, Inc	173,168
5,094	e*	Harris Stratex Networks, Inc (Class A)	48,342
5,775	*	Helen of Troy Ltd	93,093
18,568	*	Hexcel Corp	358,362
3,778	*	Hittite Microwave Corp	134,572
4,554	e*	Hutchinson Technology, Inc	61,206
5,974		Imation Corp	136,924
17,962	e*	Infinera Corp	158,425
8,776	e*	InterDigital, Inc	213,432
6,922	*	InterVoice, Inc	39,455
3,717	*	IPG Photonics Corp	69,917
3,463	e*	iRobot Corp	47,582
4,946	*	IXYS Corp	59,055
15,063	e*	Kemet Corp	48,804
21,107	*	Lattice Semiconductor Corp	66,065
4,192	*	Littelfuse, Inc	132,258
1,981	*	Loral Space & Communications, Inc	34,905
3,142		LSI Industries, Inc	25,513
8,886	*	Mattson Technology, Inc	42,297
3,523	*	Maxwell Technologies, Inc	37,414
4,068	e*	Medis Technologies Ltd	13,709
3,913	*	Mercury Computer Systems, Inc	29,465
7,348		Methode Electronics, Inc	76,787
9,874		Micrel, Inc	90,347
15,217	e*	Microsemi Corp	383,164
10,515	*	Microtune, Inc	36,382
10,952	*	Microvision, Inc	30,118
7,975	*	MIPS Technologies, Inc	29,906
5,053	*	Monolithic Power Systems, Inc	109,246
8,248	*	Moog, Inc (Class A)	307,156
28,145	e*	MRV Communications, Inc	33,493

TIAA-CREF INSTITUTIONAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
1,701	e*	Multi-Fineline Electronix, Inc	$47,067
829		National Presto Industries, Inc	53,205
3,306	e*	Netlogic Microsystems, Inc	109,759
897	*	NVE Corp	28,399
10,220	e*	Omnivision Technologies, Inc	123,560
3,930	e*	Oplink Communications, Inc	37,728
3,540	*	OpNext, Inc	19,045
2,428	*	Optium Corp	17,676
1,600	e*	Orion Energy Systems, Inc	16,000
3,044	*	OSI Systems, Inc	65,202
3,935		Park Electrochemical Corp	95,660
4,455	*	Parkervision, Inc	44,238
4,628	*	Pericom Semiconductor Corp	68,680
8,110	*	Photronics, Inc	57,094
9,472		Plantronics, Inc	211,415
8,204	*	Plexus Corp	227,087
5,103	e*	PLX Technology, Inc	38,936
42,327	e*	PMC - Sierra, Inc	323,802
16,942	*	Polycom, Inc	412,707
3,087	*	Polypore International, Inc	78,194
1,404	*	Powell Industries, Inc	70,776
5,879	*	Power Integrations, Inc	185,835
13,081	e*	Power-One, Inc	24,723
25,412	e*	Powerwave Technologies, Inc	108,001
13,431	*	Quantum Fuel Systems Technologies Worldwide, Inc	41,367
3,636	*	Radyne Corp	41,559
3,094	e	Raven Industries, Inc	101,421
6,222		Regal-Beloit Corp	262,880
50,902	e*	RF Micro Devices, Inc	147,616
3,470	*	Rogers Corp	130,437
2,559	e*	Rubicon Technology, Inc	51,999
102,768	*	Sanmina-SCI Corp	131,543
5,984	*	Seachange International, Inc	42,845
11,786	*	Semtech Corp	165,829
8,387	e*	ShoreTel, Inc	37,071
14,134	*	Silicon Image, Inc	102,472
16,092	*	Silicon Storage Technology, Inc	44,575
31,535	e*	Skyworks Solutions, Inc	311,250
8,911	e*	Smart Modular Technologies WWH, Inc	34,129
24,673	e*	Spansion, Inc (Class A)	55,514
7,269	e*	Spectrum Brands, Inc	18,536
4,346	*	Standard Microsystems Corp	117,994
5,752	e*	Starent Networks Corp	72,360
2,830	*	Stoneridge, Inc	48,280
2,167	e*	Supertex, Inc	50,578
36,991	e*	Sycamore Networks, Inc	119,111
8,773	e*	Symmetricom, Inc	33,688
4,384	e*	Synaptics, Inc	165,408
3,730	*	Synthesis Energy Systems, Inc	33,570
7,916		Technitrol, Inc	134,493
2,935	*	Techwell, Inc	36,159
12,618	e*	Tekelec	185,611
9,359	*	Tessera Technologies, Inc	153,207
2,357	*	Transmeta Corp	32,550

TIAA-CREF INSTITUTIONAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
11,198	*	Trident Microsystems, Inc	$40,873
27,742	*	Triquint Semiconductor, Inc	168,117
8,259	*	TTM Technologies, Inc	109,101
3,343	*	Ultra Clean Holdings	26,610
2,423	*	Ultralife Corp	25,902
347	*	United Capital Corp	6,662
5,597	e*	Universal Display Corp	68,955
2,676	e*	Universal Electronics, Inc	55,928
12,005	*	US Geothermal, Inc	35,295
21,392	e*	Utstarcom, Inc	117,014
9,795	*	Valence Technology, Inc	43,392
4,899	*	Viasat, Inc	99,009
3,309	e	Vicor Corp	33,024
4,902	*	Volterra Semiconductor Corp	84,609
5,322	e*	Zoltek Cos, Inc	129,059
10,029	*	Zoran Corp	117,339
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	16,473,792

ENGINEERING AND MANAGEMENT SERVICES - 2.52%
5,177	*	Accelrys, Inc	25,005
3,370	*	Advisory Board Co	132,542
2,028	*	Affymax, Inc	32,265
13,422	e*	Ariad Pharmaceuticals, Inc	32,213
2,576		CDI Corp	65,533
3,612	e*	China Architectural Engineering, Inc	35,289
1,314	*	China Direct, Inc	9,645
3,481	e*	comScore, Inc	75,955
2,148	*	Cornell Cos, Inc	51,788
2,130	e*	CRA International, Inc	77,000
11,744	*	CV Therapeutics, Inc	96,653
10,738	*	Dyax Corp	33,288
8,362	*	eResearch Technology, Inc	145,833
20,331	e*	Exelixis, Inc	101,655
2,774	*	Exponent, Inc	87,131
7,045	*	Furmanite Corp	56,219
5,087	*	Greenfield Online, Inc	75,898
4,530	*	Hill International, Inc	74,473
3,715	e*	Huron Consulting Group, Inc	168,438
1,282	*	ICF International, Inc	21,307
14,239	e*	Incyte Corp	108,359
17,456	e*	Isis Pharmaceuticals, Inc	237,925
2,510	*	Kendle International, Inc	91,188
1,794	e	Landauer, Inc	100,895
4,939	*	LECG Corp	43,167
15,549	*	Lexicon Pharmaceuticals, Inc	24,878
7,119	e*	Luminex Corp	146,295
3,608		MAXIMUS, Inc	125,631
4,342	e*	Maxygen, Inc	14,719
1,241	*	Michael Baker Corp	27,153
8,637	e*	Myriad Genetics, Inc	393,156
331		National Research Corp	8,762
9,349	*	Navigant Consulting, Inc	182,866
6,431	*	Omnicell, Inc	84,761
3,610	*	PharmaNet Development Group, Inc	56,930

TIAA-CREF INSTITUTIONAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
2,909	*	PRG-Schultz International, Inc	$27,374
11,808	*	Regeneron Pharmaceuticals, Inc	170,508
32,068	e*	Rentech, Inc	60,929
6,009	*	Repligen Corp	28,362
8,802		Resources Connection, Inc	179,121
7,059	*	Rigel Pharmaceuticals, Inc	159,957
10,388	*	RTI Biologics, Inc	90,895
7,079	*	Sangamo Biosciences, Inc	70,436
10,494	e*	Savient Pharmaceuticals, Inc	265,498
11,713	e*	Seattle Genetics, Inc	99,092
8,781	*	Sequenom, Inc	140,145
1,709	*	Stanley, Inc	57,286
6,105	e*	Symyx Technologies, Inc	42,613
2,151	e*	Tejon Ranch Co	77,565
11,386	*	Tetra Tech, Inc	257,551
777		VSE Corp	21,368
8,254		Watson Wyatt & Co Holdings (Class A)	436,554
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	5,230,069

FABRICATED METAL PRODUCTS - 1.15%
4,029	*	Akeena Solar, Inc	22,643
1,775	e	Ameron International Corp	212,965
1,439	*	Bway Holding Co	12,390
5,479	*	Chart Industries, Inc	266,499
3,257		CIRCOR International, Inc	159,560
3,922	*	Commercial Vehicle Group, Inc	36,671
2,437	e	Dynamic Materials Corp	80,299
4,918	e*	Griffon Corp	43,082
2,355		Gulf Island Fabrication, Inc	115,230
3,492		Insteel Industries, Inc	63,939
2,666	*	Ladish Co, Inc	54,893
6,696	e*	Mobile Mini, Inc	133,920
22,289	e	Mueller Water Products, Inc (Class A)	179,872
3,817	e*	NCI Building Systems, Inc	140,198
1,592	*	Park-Ohio Holdings Corp	23,498
7,177		Quanex Building Products Corp	106,650
4,878		Silgan Holdings, Inc	247,510
7,197	e	Simpson Manufacturing Co, Inc	170,857
7,270	e*	Smith & Wesson Holding Corp	37,877
2,257	e	Sun Hydraulics Corp	72,833
11,912	e*	Taser International, Inc	59,441
2,533	*	Trimas Corp	15,173
5,507	e	Watts Water Technologies, Inc (Class A)	137,124
		TOTAL FABRICATED METAL PRODUCTS	2,393,124

FISHING, HUNTING, AND TRAPPING - 0.01%
1,292	*	HQ Sustainable Maritime Industries, Inc	17,119
		TOTAL FISHING, HUNTING, AND TRAPPING	17,119

FOOD AND KINDRED PRODUCTS - 1.15%
3,838	*	AgFeed Industries, Inc	57,455
1,523	e*	American Dairy, Inc	11,940
3,879		B&G Foods, Inc (Class A)	36,230
1,734	*	Boston Beer Co, Inc (Class A)	70,539

TIAA-CREF INSTITUTIONAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
1,078		Coca-Cola Bottling Co Consolidated	$39,864
15,773	*	Darling International, Inc	260,570
3,102		Diamond Foods, Inc	71,470
1,132	e	Farmer Bros Co	23,942
14,710		Flowers Foods, Inc	416,881
2,091	e	Imperial Sugar Co	32,473
2,739		J&J Snack Foods Corp	75,076
3,797	e	Lancaster Colony Corp	114,973
5,633	e	Lance, Inc	105,731
929	*	Lifeway Foods, Inc	11,046
2,461	e*	M&F Worldwide Corp	96,742
2,253		National Beverage Corp	16,379
3,550	*	Omega Protein Corp	53,073
2,700	e*	Peet's Coffee & Tea, Inc	53,514
2,178		Penford Corp	32,409
4,983	e*	Ralcorp Holdings, Inc	246,360
3,873	e	Reddy Ice Holdings, Inc	52,983
3,922	e	Sanderson Farms, Inc	135,387
12,116	*	Smart Balance, Inc	87,356
5,351	e	Tootsie Roll Industries, Inc	134,471
6,039	*	TreeHouse Foods, Inc	146,506
		TOTAL FOOD AND KINDRED PRODUCTS	2,383,370

FOOD STORES - 0.40%
223	e	Arden Group, Inc (Class A)	28,263
6,825	*	Great Atlantic & Pacific Tea Co, Inc	155,747
2,420		Ingles Markets, Inc (Class A)	56,459
4,058	e*	Pantry, Inc	43,258
8,141		Ruddick Corp	279,318
1,497	*	Susser Holdings Corp	14,491
528		Village Super Market (Class A)	20,370
2,216		Weis Markets, Inc	71,954
10,461	*	Winn-Dixie Stores, Inc	167,585
		TOTAL FOOD STORES	837,445

FURNITURE AND FIXTURES - 0.53%
4,766	e	Ethan Allen Interiors, Inc	117,244
8,538	e	Furniture Brands International, Inc	114,068
10,855		Herman Miller, Inc	270,181
8,596		HNI Corp	151,805
2,113	e	Hooker Furniture Corp	36,597
10,292		Interface, Inc (Class A)	128,959
6,179		Kimball International, Inc (Class B)	51,162
9,492	e	La-Z-Boy, Inc	72,614
7,948	e	Sealy Corp	45,622
14,132	e	Tempur-Pedic International, Inc	110,371
		TOTAL FURNITURE AND FIXTURES	1,098,623

FURNITURE AND HOME FURNISHINGS STORES - 0.18%
32,644		Circuit City Stores, Inc	94,341
3,769	e	Haverty Furniture Cos, Inc	37,841
2,408	e*	hhgregg, Inc	24,080
9,367		Knoll, Inc	113,809
17,221	e*	Pier 1 Imports, Inc	59,240

TIAA-CREF INSTITUTIONAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
1,721	*	Rex Stores Corp	$19,878
5,235		Tuesday Morning Corp	21,516
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	370,705

GENERAL BUILDING CONTRACTORS - 0.47%
276	e	Amrep Corp	13,135
1,182	e*	Avatar Holdings, Inc	35,803
7,950	e	Beazer Homes USA, Inc	44,282
2,042	e	Brookfield Homes Corp	25,076
1,250	*	Cavco Industries, Inc	40,913
8,959	e*	Hovnanian Enterprises, Inc (Class A)	49,095
2,707	e	M/I Homes, Inc	42,581
4,476		McGrath RentCorp	110,065
5,935	e*	Meritage Homes Corp	90,034
1,880	e*	Palm Harbor Homes, Inc	10,396
5,255	*	Perini Corp	173,678
8,197		Ryland Group, Inc	178,777
14,107	e	Standard-Pacific Corp	47,682
3,569	*	Team, Inc	122,488
		TOTAL GENERAL BUILDING CONTRACTORS	984,005

GENERAL MERCHANDISE STORES - 0.28%
8,900	e*	99 Cents Only Stores	58,740
9,811		Casey's General Stores, Inc	227,321
2,149	e*	Conn's, Inc	34,534
11,031		Dillard's, Inc (Class A)	127,629
7,620	e	Fred's, Inc	85,649
4,885	e*	Retail Ventures, Inc	22,471
4,938	e	Stein Mart, Inc	22,270
		TOTAL GENERAL MERCHANDISE STORES	578,614

HEALTH SERVICES - 1.76%
4,738	*	Alliance Imaging, Inc	41,078
1,235	*	Almost Family, Inc	32,851
5,126	*	Amedisys, Inc	258,453
6,093	*	Amsurg Corp	148,365
8,487	*	Apria Healthcare Group, Inc	164,563
10,775	*	Assisted Living Concepts, Inc (A Shares)	59,263
2,104	e*	Bio-Reference Labs, Inc	46,940
1,443	*	China Sky One Medical, Inc	16,061
1,551	*	Corvel Corp	52,532
5,704	*	Cross Country Healthcare, Inc	82,195
5,387	*	CryoLife, Inc	61,627
4,819	*	eHealth, Inc	85,104
3,811	e*	Emeritus Corp	55,717
1,616		Ensign Group, Inc	18,584
6,221	*	Enzo Biochem, Inc	69,800
6,167	*	Five Star Quality Care, Inc	29,170
2,697	e*	Genomic Health, Inc	51,648
1,610	*	Genoptix, Inc	50,796
4,967	*	Gentiva Health Services, Inc	94,621
15,245	*	Healthsouth Corp	253,524
6,797	e*	Healthways, Inc	201,191
12,636	e*	Immunomedics, Inc	26,915

TIAA-CREF INSTITUTIONAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
1,100	*	IPC The Hospitalist Co, Inc	$20,702
5,420	*	Kindred Healthcare, Inc	155,879
2,828	*	LHC Group, Inc	65,751
1,691	*	Life Sciences Research, Inc	47,754
7,832	*	Magellan Health Services, Inc	290,019
3,076	*	Medcath Corp	55,306
1,643	e	National Healthcare Corp	75,299
17,870	e*	Nektar Therapeutics	59,865
4,859	e*	Nighthawk Radiology Holdings, Inc	34,402
5,968	*	Odyssey HealthCare, Inc	58,128
10,580	e*	Psychiatric Solutions, Inc	400,347
3,493	*	RehabCare Group, Inc	55,993
3,898	*	Skilled Healthcare Group, Inc (Class A)	52,311
4,645	e*	Stereotaxis, Inc	24,897
8,331	*	Sun Healthcare Group, Inc	111,552
8,686	e*	Sunrise Senior Living, Inc	195,261
2,296	*	US Physical Therapy, Inc	37,677
1,354	e*	Virtual Radiologic Corp	17,941
		TOTAL HEALTH SERVICES	3,660,082

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.25%
4,219	e*	Comverge, Inc	58,982
6,404		Granite Construction, Inc	201,918
7,692		Great Lakes Dredge & Dock Corp	46,998
5,030	*	Matrix Service Co	115,992
4,166	*	Orion Marine Group, Inc	58,866
2,234	*	Sterling Construction Co, Inc	44,367
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	527,123

HOLDING AND OTHER INVESTMENT OFFICES - 6.49%
6,047	e	Acadia Realty Trust	139,988
1,390		Agree Realty Corp	30,650
368	e*	Alexander's, Inc	114,301
6,538	*	American Apparel, Inc	43,478
7,717		American Campus Communities, Inc	214,863
1,930		American Capital Agency Corp	32,115
3,624	e*	Ampal American Israel (Class A)	16,344
11,399	e	Anthracite Capital, Inc	80,249
15,969		Anworth Mortgage Asset Corp	103,958
27,516	e	Apollo Investment Corp	394,304
2,739	e	Arbor Realty Trust, Inc	24,569
23,175		Ashford Hospitality Trust, Inc	107,069
3,006		Associated Estates Realty Corp	32,194
13,876		BioMed Realty Trust, Inc	340,378
8,181		Capital Lease Funding, Inc	61,276
564	e	Capital Southwest Corp	58,786
3,291	e	Capital Trust, Inc (Class A)	63,220
10,370		Capstead Mortgage Corp	112,515
2,567		Care Investment Trust, Inc	24,207
8,159		Cedar Shopping Centers, Inc	95,623
1,385	e	Cherokee, Inc	27,908
2,037		Cogdell Spencer, Inc	33,101
9,174		Colonial Properties Trust	183,663
7,522		Corporate Office Properties Trust	258,230

TIAA-CREF INSTITUTIONAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
9,008		Cousins Properties, Inc	$208,085
3,457		Danvers Bancorp, Inc	38,027
33,226		DCT Industrial Trust, Inc	275,111
18,334		DiamondRock Hospitality Co	199,657
4,814		EastGroup Properties, Inc	206,521
5,513		Education Realty Trust, Inc	64,226
5,925		Entertainment Properties Trust	292,932
3,935		Equity Lifestyle Properties, Inc	173,140
6,826	e	Equity One, Inc	140,274
15,374		Extra Space Storage, Inc	236,145
12,171		FelCor Lodging Trust, Inc	127,796
8,574	e	First Industrial Realty Trust, Inc	235,528
4,735		First Potomac Realty Trust	72,161
11,183		Franklin Street Properties Corp	141,353
28,615	e	Friedman Billings Ramsey Group, Inc (Class A)	42,923
3,286	e	Getty Realty Corp	47,351
3,807	e	Gladstone Capital Corp	58,019
4,283		Gladstone Investment Corp	27,540
7,305	e	Glimcher Realty Trust	81,670
8,058		Gramercy Capital Corp	93,392
4,514	*	Harris & Harris Group, Inc	27,084
2,222		Hatteras Financial Corp	51,084
9,815		Healthcare Realty Trust, Inc	233,303
7,978		Hersha Hospitality Trust	60,234
10,831		Highwoods Properties, Inc	340,310
8,446	*	Hilltop Holdings, Inc	87,078
6,121		Home Properties, Inc	294,175
10,864	e	Inland Real Estate Corp	156,659
10,864		Investors Real Estate Trust	103,643
13,539	e	iShares Russell 2000 Index Fund	934,597
4,456	e	JER Investors Trust, Inc	28,073
3,707		Kite Realty Group Trust	46,338
7,758		LaSalle Hotel Properties	194,959
11,767		Lexington Corporate Properties Trust	160,384
4,513		LTC Properties, Inc	115,352
7,401	e	Maguire Properties, Inc	90,070
12,844	e	Medical Properties Trust, Inc	129,981
7,970	*	Meruelo Maddux Properties, Inc	17,375
29,381		MFA Mortgage Investments, Inc	191,564
5,055		Mid-America Apartment Communities, Inc	258,007
3,634	e	Mission West Properties, Inc	39,829
3,821		Monmouth Real Estate Investment Corp (Class A)	24,454
4,700		MVC Capital, Inc	64,343
4,261		National Health Investors, Inc	121,481
14,214		National Retail Properties, Inc	297,073
10,224	e	Newcastle Investment Corp	71,670
10,898	e	NorthStar Realty Finance Corp	90,671
13,392		Omega Healthcare Investors, Inc	222,977
1,546		One Liberty Properties, Inc	25,215
2,955		Parkway Properties, Inc	99,672
3,625	e	PennantPark Investment Corp	26,136
6,811	e	Pennsylvania Real Estate Investment Trust	157,607
8,538	e	Post Properties, Inc	254,006
7,501		Potlatch Corp	338,445

TIAA-CREF INSTITUTIONAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
5,087	e	Prospect Capital Corp	$67,047
2,824		PS Business Parks, Inc	145,718
11,999	e	RAIT Investment Trust	89,033
3,301		Ramco-Gershenson Properties	67,803
19,410	e	Realty Income Corp	441,772
6,359		Redwood Trust, Inc	144,922
3,915	e	Resource Capital Corp	28,227
1,943		Saul Centers, Inc	91,302
18,369		Senior Housing Properties Trust	358,747
4,228		Sovran Self Storage, Inc	175,716
14,395	e	Strategic Hotels & Resorts, Inc	134,881
3,086	e	Sun Communities, Inc	56,258
11,364		Sunstone Hotel Investors, Inc	188,642
6,102	e	Tanger Factory Outlet Centers, Inc	219,245
2,345		Universal Health Realty Income Trust	70,350
3,753		Urstadt Biddle Properties, Inc (Class A)	55,019
9,582		U-Store-It Trust	114,505
9,563	e	Washington Real Estate Investment Trust	287,368
9,813		Winthrop Realty Trust	35,327
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	13,480,571

HOTELS AND OTHER LODGING PLACES - 0.37%
4,917	e	Ameristar Casinos, Inc	67,953
3,732	e*	Bluegreen Corp	22,579
7,900	e*	Gaylord Entertainment Co	189,284
5,090	e*	Great Wolf Resorts, Inc	22,243
2,849	e*	Isle of Capri Casinos, Inc	13,647
3,328	*	Lodgian, Inc	26,058
3,923	e	Marcus Corp	58,649
2,064	e*	Monarch Casino & Resort, Inc	24,355
5,215	e*	Morgans Hotel Group Co	53,715
3,101	*	Outdoor Channel Holdings, Inc	21,645
1,802	e*	Riviera Holdings Corp	18,290
6,053	e*	Vail Resorts, Inc	259,250
		TOTAL HOTELS AND OTHER LODGING PLACES	777,668

INDUSTRIAL MACHINERY AND EQUIPMENT - 4.79%
5,264	*	3PAR, Inc	41,270
2,490		Aaon, Inc	47,957
10,810	e	Actuant Corp (Class A)	338,894
1,200		Alamo Group, Inc	24,708
5,742	e	Albany International Corp (Class A)	166,518
5,425	*	Allis-Chalmers Energy, Inc	96,565
5,106	*	Altra Holdings, Inc	85,832
1,602		Ampco-Pittsburgh Corp	71,257
3,406	e*	Astec Industries, Inc	109,469
9,170	*	Asyst Technologies, Inc	32,737
4,841	*	AuthenTec, Inc	50,443
19,813	*	Axcelis Technologies, Inc	96,687
3,387		Black Box Corp	92,093
7,374	*	Blount International, Inc	85,612
1,672	*	Bolt Technology Corp	37,737
9,590	e	Briggs & Stratton Corp	121,601
12,516	*	Brooks Automation, Inc	103,507

TIAA-CREF INSTITUTIONAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
1,986	e	Cascade Corp	$84,048
15,682	e*	Cirrus Logic, Inc	87,192
4,176	*	Colfax Corp	104,776
3,673	*	Columbus McKinnon Corp	88,446
6,015	*	Cray, Inc	27,910
8,563		Curtiss-Wright Corp	383,109
5,870	e*	Cymer, Inc	157,786
5,942	*	Dril-Quip, Inc	374,346
10,082	*	Electronics for Imaging, Inc	147,197
13,073	*	Elixir Gaming Technologies, Inc	15,688
16,333	*	Emulex Corp	190,279
6,952	*	Ener1, Inc	51,584
5,238	e*	ENGlobal Corp	74,589
3,837	*	EnPro Industries, Inc	143,274
22,098	*	Entegris, Inc	144,742
22,800	e*	Extreme Networks, Inc	64,752
3,104	*	Flanders Corp	18,779
4,388	e*	Flotek Industries, Inc	90,481
7,272	e*	Flow International Corp	56,722
3,422	e*	Fuel Tech, Inc	60,296
2,172	e*	Gehl Co	32,124
2,700	e	Gorman-Rupp Co	107,568
961		Graham Corp	71,220
1,206	*	Harbin Electric, Inc	17,137
1,239	e*	Hurco Cos, Inc	38,273
5,917	*	Immersion Corp	40,295
11,910	*	Intermec, Inc	251,063
4,202	*	Intevac, Inc	47,399
4,764	e*	Isilon Systems, Inc	21,152
2,699	*	Kadant, Inc	60,997
5,354	e	Kaydon Corp	275,249
1,090	*	Key Technology, Inc	34,673
10,344	e*	Kulicke & Soffa Industries, Inc	75,408
2,305	e	Lindsay Manufacturing Co	195,856
2,807		Lufkin Industries, Inc	233,767
2,916		Met-Pro Corp	38,929
15,759	*	Micros Systems, Inc	480,492
3,280	e*	Middleby Corp	144,025
6,218		Modine Manufacturing Co	76,917
1,150		Nacco Industries, Inc (Class A)	85,503
3,868	e*	NATCO Group, Inc (Class A)	210,922
2,337	*	Natural Gas Services Group, Inc	71,232
7,626	*	Netezza Corp	87,546
6,842	*	Netgear, Inc	94,830
3,070		NN, Inc	42,796
6,519		Nordson Corp	475,170
605		Omega Flex, Inc	9,196
20,744	e	Palm, Inc	111,810
1,253	*	Peerless Manufacturing Co	58,728
39,787	e*	Quantum Corp	53,712
5,734	*	Rackable Systems, Inc	76,836
4,213	*	RBC Bearings, Inc	140,377
1,792	e*	Rimage Corp	22,203
10,856	*	Riverbed Technology, Inc	148,944

TIAA-CREF INSTITUTIONAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
5,425		Robbins & Myers, Inc	$270,545
20,402	e*	Safeguard Scientifics, Inc	25,298
2,146		Sauer-Danfoss, Inc	66,848
5,088	e*	Scansource, Inc	136,155
4,089	e*	Semitool, Inc	30,708
4,870	e*	Sigma Designs, Inc	67,644
2,290		Standex International Corp	47,495
6,000	e*	STEC, Inc	61,620
4,289	*	Super Micro Computer, Inc	31,653
2,414	*	T-3 Energy Services, Inc	191,841
3,157	*	Tecumseh Products Co (Class A)	103,486
3,208	e	Tennant Co	96,465
2,595	*	Thermadyne Holdings Corp	38,380
3,647	e*	TurboChef Technologies, Inc	17,433
1,618	e	Twin Disc, Inc	33,865
4,524	*	Ultratech, Inc	70,212
13,218	*	VeriFone Holdings, Inc	157,955
4,520	e	Watsco, Inc	188,936
11,359		Woodward Governor Co	405,062
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	9,942,833

INSTRUMENTS AND RELATED PRODUCTS - 5.58%
4,191	e*	Abaxis, Inc	101,129
5,889	e*	Abiomed, Inc	104,530
6,976	e*	Accuray, Inc	50,855
13,426	*	Affymetrix, Inc	138,154
11,988	e*	Align Technology, Inc	125,754
4,835	*	Alphatec Holdings, Inc	19,727
14,080	e*	American Medical Systems Holdings, Inc	210,496
1,757	e	American Science & Engineering, Inc	90,538
2,591		Analogic Corp	163,414
2,935	*	Anaren, Inc	31,023
4,672	*	Angiodynamics, Inc	63,633
2,408	e*	Argon ST, Inc	59,718
5,127	e*	Arthrocare Corp	209,233
290		Atrion Corp	27,788
1,690	*	Axsys Technologies, Inc	87,948
2,820	e	Badger Meter, Inc	142,495
3,489	*	Bio-Rad Laboratories, Inc (Class A)	282,225
10,031	*	Bruker BioSciences Corp	128,898
9,259	*	Caliper Life Sciences, Inc	23,981
2,115	*	Cantel Medical Corp	21,404
3,771	*	Cardiac Science Corp	30,922
867	*	CardioNet, Inc	23,088
11,016	*	Cepheid, Inc	309,770
4,569	*	Coherent, Inc	136,567
4,456		Cohu, Inc	65,414
5,545	*	Conmed Corp	147,220
4,591	e*	Cyberonics, Inc	99,625
1,852	e*	Cynosure, Inc (Class A)	36,707
2,546		Datascope Corp	119,662
9,266	*	Depomed, Inc	29,744
5,074	*	DexCom, Inc	30,647
3,515	*	Dionex Corp	233,291

TIAA-CREF INSTITUTIONAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
694	*	DXP Enterprises, Inc	$28,898
2,360	*	Eagle Test Systems, Inc	26,432
5,021	*	ESCO Technologies, Inc	235,585
5,689	*	Esterline Technologies Corp	280,240
13,592	e*	ev3, Inc	128,852
1,366	*	Exactech, Inc	35,120
2,153	*	Excel Technology, Inc	48,055
3,227	e*	FARO Technologies, Inc	81,224
7,057	*	FEI Co	160,758
2,140	*	FGX International Holdings Ltd	17,206
9,445	e*	Formfactor, Inc	174,071
8,777	e*	Fossil, Inc	255,147
4,902	*	Haemonetics Corp	271,865
4,440	*	Hanger Orthopedic Group, Inc	73,216
2,615	*	Herley Industries, Inc	34,727
2,312	*	ICU Medical, Inc	52,899
2,644	e*	ICx Technologies, Inc	19,301
4,179	e*	I-Flow Corp	42,417
4,721	*	II-VI, Inc	164,857
3,549	e*	Insulet Corp	55,826
3,446	e*	Integra LifeSciences Holdings Corp	153,278
6,211	e	Invacare Corp	126,953
16,358	e*	ION Geophysical Corp	285,447
3,556	*	IRIS International, Inc	55,651
8,027	*	Ixia	55,788
2,118	*	Kensey Nash Corp	67,882
13,333	*	Kopin Corp	38,266
469	*	K-Tron International, Inc	60,782
12,596	e*	L-1 Identity Solutions, Inc	167,779
2,360	*	LaBarge, Inc	30,680
11,421	*	LTX Corp	25,126
3,215	*	Lydall, Inc	40,348
8,911	e*	Masimo Corp	306,093
2,794	*	Measurement Specialties, Inc	49,146
2,583	*	Medical Action Industries, Inc	26,786
6,532	e	Mentor Corp	181,720
5,218	*	Merit Medical Systems, Inc	76,705
3,002	e*	Micrus Endovascular Corp	42,088
5,997	e	Mine Safety Appliances Co	239,820
9,638	*	MKS Instruments, Inc	211,072
3,061		Movado Group, Inc	60,608
3,395		MTS Systems Corp	121,813
5,336	*	Natus Medical, Inc	111,736
2,784	*	Neogen Corp	63,726
6,970	*	Newport Corp	79,388
6,880	*	NuVasive, Inc	307,261
3,604	e*	NxStage Medical, Inc	13,839
3,308	*	Orthofix International NV	95,767
12,765	*	Orthovita, Inc	26,168
789	e*	OYO Geospace Corp	46,504
3,287	e*	Palomar Medical Technologies, Inc	32,804
3,442	*	Photon Dynamics Inc	51,905
5,744	*	Rofin-Sinar Technologies, Inc	173,469
5,906	*	Rudolph Technologies, Inc	45,476

TIAA-CREF INSTITUTIONAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
10,985	e*	Sirf Technology Holdings, Inc	$47,455
3,267	e*	Sirona Dental Systems, Inc	84,681
2,491	*	Somanetics Corp	52,809
3,940	e*	Sonic Solutions, Inc	23,482
3,255	*	SonoSite, Inc	91,173
5,908	*	Spectranetics Corp	58,253
12,763	*	Star Scientific, Inc	15,316
11,528		STERIS Corp	331,545
6,865	*	Symmetry Medical, Inc	111,350
2,413	*	Synovis Life Technologies, Inc	45,437
6,857	*	Teledyne Technologies, Inc	334,553
10,540	*	Thoratec Corp	183,291
2,361	e*	Trans1, Inc	35,580
5,661	*	Varian, Inc	289,051
6,169	e*	Veeco Instruments, Inc	99,198
3,277	*	Vision-Sciences, Inc	12,289
3,011	e*	Vital Images, Inc	37,457
1,927		Vital Signs, Inc	109,415
11,720	e*	Vivus, Inc	78,290
2,519	*	Vnus Medical Technologies, Inc	50,405
9,136	*	Volcano Corp	111,459
7,195	*	Wright Medical Group, Inc	204,410
4,045	*	Zoll Medical Corp	136,195
2,993	*	Zygo Corp	29,421
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	11,576,685

INSURANCE AGENTS, BROKERS AND SERVICE - 0.28%
4,654	e*	Crawford & Co (Class B)	37,185
7,042		Hilb Rogal & Hobbs Co	306,045
1,145		Life Partners Holdings, Inc	22,877
7,643	e	National Financial Partners Corp	151,484
4,361	*	United America Indemnity Ltd (Class A)	58,307
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	575,898

INSURANCE CARRIERS - 3.62%
55,542		Ambac Financial Group, Inc	74,426
2,427	*	AmCOMP, Inc	23,590
10,752		American Equity Investment Life Holding Co	87,629
1,631		American Physicians Capital, Inc	79,006
2,050	*	American Safety Insurance Holdings Ltd	29,479
10,361	*	AMERIGROUP Corp	215,509
3,639	*	Amerisafe, Inc	58,006
4,258	e	Amtrust Financial Services, Inc	53,651
5,941	*	Argo Group International Holdings Ltd	199,380
16,526		Aspen Insurance Holdings Ltd	391,170
11,241	e	Assured Guaranty Ltd	202,226
1,592	e	Baldwin & Lyons, Inc (Class B)	27,828
6,473	e	Castlepoint Holdings Ltd	58,840
8,400	*	Centene Corp	141,036
7,497	e*	Citizens, Inc	45,957
2,937	*	CNA Surety Corp	37,124
1,386	e*	Darwin Professional Underwriters, Inc	42,689
8,029		Delphi Financial Group, Inc (Class A)	185,791
2,344		Donegal Group, Inc (Class A)	37,199

TIAA-CREF INSTITUTIONAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
1,091	e	EMC Insurance Group, Inc	$26,271
9,561		Employers Holdings, Inc	197,913
1,129	e*	Enstar Group Ltd	98,788
2,554		FBL Financial Group, Inc (Class A)	50,774
2,176	*	First Acceptance Corp	6,963
2,811	*	First Mercury Financial Corp	49,586
5,820		Flagstone Reinsurance Holdings Ltd	68,618
1,639	*	Fpic Insurance Group, Inc	74,279
5,570	*	Greenlight Capital Re Ltd (Class A)	127,330
1,125	*	Hallmark Financial Services	10,879
2,638		Harleysville Group, Inc	89,244
6,381	*	HealthExtras, Inc	192,323
9,555	*	Healthspring, Inc	161,288
7,864		Horace Mann Educators Corp	110,253
1,148	e	Independence Holding Co	11,216
3,068		Infinity Property & Casualty Corp	127,383
10,272		IPC Holdings Ltd	272,722
845		Kansas City Life Insurance Co	35,279
2,991	e	LandAmerica Financial Group, Inc	66,370
9,505		Maiden Holdings Ltd	60,832
10,920		Max Re Capital Ltd	232,924
7,173	e	Meadowbrook Insurance Group, Inc	38,017
2,808	*	Molina Healthcare, Inc	68,347
18,067	e	Montpelier Re Holdings Ltd	266,488
1,192	e	National Interstate Corp	21,909
438		National Western Life Insurance Co (Class A)	95,703
2,478	*	Navigators Group, Inc	133,936
1,035	e	NYMAGIC, Inc	19,831
4,783	e	Odyssey Re Holdings Corp	169,797
22,136	e	Phoenix Cos, Inc	168,455
9,465		Platinum Underwriters Holdings Ltd	308,654
6,156	*	PMA Capital Corp (Class A)	56,697
15,706		PMI Group, Inc	30,627
4,196		Presidential Life Corp	64,702
8,258	e*	Primus Guaranty Ltd	24,031
6,160	*	ProAssurance Corp	296,358
2,598		Procentury Corp	41,152
13,548		Quanta Capital Holdings Ltd	35,767
15,593		Radian Group, Inc	22,610
4,133	*	RadNet, Inc	25,625
3,577	e	RLI Corp	176,954
3,146		Safety Insurance Group, Inc	112,155
1,666	*	SCPIE Holdings Inc	46,631
4,144	*	SeaBright Insurance Holdings, Inc	60,005
10,132		Selective Insurance Group, Inc	190,076
2,740		State Auto Financial Corp	65,568
3,303		Stewart Information Services Corp	63,880
3,910		Tower Group, Inc	82,853
2,590	e*	Triple-S Management Corp (Class B)	42,347
4,400		United Fire & Casualty Co	118,492
8,677	*	Universal American Financial Corp	88,679
12,466	e	Validus Holdings Ltd	264,903
7,193		Zenith National Insurance Corp	252,906
		TOTAL INSURANCE CARRIERS	7,515,926

TIAA-CREF INSTITUTIONAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
JUSTICE, PUBLIC ORDER AND SAFETY - 0.12%
2,711	*	China Fire & Security Group, Inc	$21,824
9,864	*	Geo Group, Inc	221,940
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	243,764

LEATHER AND LEATHER PRODUCTS - 0.44%
16,110	*	CROCS, Inc	129,041
4,483	e*	Genesco, Inc	138,390
11,163	e*	Iconix Brand Group, Inc	134,849
3,246	*	Steven Madden Ltd	59,661
9,248	*	Timberland Co (Class A)	151,205
1,249	e	Weyco Group, Inc	33,136
9,627		Wolverine World Wide, Inc	256,752
		TOTAL LEATHER AND LEATHER PRODUCTS	903,034

LEGAL SERVICES - 0.03%
1,615	e*	Pre-Paid Legal Services, Inc	65,601
		TOTAL LEGAL SERVICES	65,601

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.02%
1,807	e*	Emergency Medical Services Corp (Class A)	40,892
		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	40,892

LUMBER AND WOOD PRODUCTS - 0.26%
2,088	e	American Woodmark Corp	44,119
15,022	e*	Champion Enterprises, Inc	87,879
2,035	e	Deltic Timber Corp	108,893
19,994		Louisiana-Pacific Corp	169,749
1,213	e	Skyline Corp	28,506
3,212	e	Universal Forest Products, Inc	96,232
		TOTAL LUMBER AND WOOD PRODUCTS	535,378

METAL MINING - 0.62%
8,726	*	Allied Nevada Gold Corp	51,396
11,115	e*	Apex Silver Mines Ltd	54,575
106,597	e*	Coeur d'Alene Mines Corp	309,131
24,638	e*	Hecla Mining Co	228,148
9,952	*	Rosetta Resources, Inc	283,632
5,659		Royal Gold, Inc	177,466
5,835	e*	ShengdaTech, Inc	57,942
7,724	e*	Stillwater Mining Co	91,375
9,275	e*	Uranium Resources, Inc	34,225
		TOTAL METAL MINING	1,287,890

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.32%
4,521		Blyth, Inc	54,388
12,817		Callaway Golf Co	151,625
6,341		Daktronics, Inc	127,898
5,300	e*	Jakks Pacific, Inc	115,805
2,305	e	Marine Products Corp	15,213
5,734	e	Nautilus, Inc	29,129
3,519	*	RC2 Corp	65,313
2,954	*	Russ Berrie & Co, Inc	23,543

TIAA-CREF INSTITUTIONAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
6,289	*	Shuffle Master, Inc	$31,068
1,533	e*	Steinway Musical Instruments, Inc	40,471
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	654,453

MISCELLANEOUS RETAIL - 0.93%
4,652	*	1-800-FLOWERS.COM, Inc (Class A)	30,005
1,124	*	Bidz.com, Inc	9,790
3,876	e	Big 5 Sporting Goods Corp	29,341
2,583	e*	Blue Nile, Inc	109,829
11,704	e	Borders Group, Inc	70,224
2,761	*	Build-A-Bear Workshop, Inc	20,072
7,592	e*	Cabela's, Inc	83,588
5,530		Cash America International, Inc	171,430
10,172	*	CKX, Inc	89,005
11,016	*	Coldwater Creek, Inc	58,164
16,137	*	Drugstore.Com	30,660
7,438	*	Ezcorp, Inc (Class A)	94,835
1,887	*	Fuqi International, Inc	16,530
4,538	*	GSI Commerce, Inc	61,853
5,505	e*	Hibbett Sports, Inc	116,156
6,023		Longs Drug Stores Corp	253,629
5,904		Nutri/System, Inc	83,483
2,810	e*	Overstock.com, Inc	72,920
1,883	*	PC Connection, Inc	17,531
2,144	*	PC Mall, Inc	29,073
2,792		Pricesmart, Inc	55,226
3,805	*	Shutterfly, Inc	46,459
2,841	e*	Stamps.com, Inc	35,456
1,947	e	Systemax, Inc	34,365
5,386		World Fuel Services Corp	118,169
6,869	e*	Zale Corp	129,755
3,804	e*	Zumiez, Inc	63,070
		TOTAL MISCELLANEOUS RETAIL	1,930,618

MOTION PICTURES - 0.53%
7,005	e*	Avid Technology, Inc	119,015
36,618	e*	Blockbuster, Inc (Class A)	91,545
5,770	e	Cinemark Holdings, Inc	75,356
3,201	e*	Gaiam, Inc (Class A)	43,246
15,959	e*	Macrovision Solutions Corp	238,750
7,869		National CineMedia, Inc	83,884
28,469	e*	tw telecom inc	456,358
		TOTAL MOTION PICTURES	1,108,154

NONDEPOSITORY INSTITUTIONS - 0.80%
9,974		Advance America Cash Advance Centers, Inc	50,668
6,872	e	Advanta Corp (Class B)	43,225
18,796		Ares Capital Corp	189,464
2,509	e	BlackRock Kelso Capital Corp	23,735
7,360	e*	Boise, Inc	28,336
6,531	e	Chimera Investment Corp	58,844
3,824	e*	CompuCredit Corp	22,944
1,152	e*	Credit Acceptance Corp	29,445
1,037	*	Doral Financial Corp	14,041

TIAA-CREF INSTITUTIONAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
3,005	*	Encore Capital Group, Inc	$26,534
1,827	e	Federal Agricultural Mortgage Corp (Class C)	45,273
4,780	e	Financial Federal Corp	104,969
4,242	*	First Cash Financial Services, Inc	63,588
13,377		First Marblehead Corp	34,379
7,222	*	Guaranty Financial Group, Inc	38,782
5,988	e	Hercules Technology Growth Capital, Inc	53,473
3,348		Kohlberg Capital Corp	33,480
13,664	e	MCG Capital Corp	54,383
2,864		Medallion Financial Corp	26,979
4,927	e*	Mercadolibre, Inc	169,932
1,897	*	Mitcham Industries, Inc	32,401
3,050	e	Nelnet, Inc (Class A)	34,252
4,617	e*	NewStar Financial, Inc	27,286
4,188	e	NGP Capital Resources Co	64,537
6,905	e*	Ocwen Financial Corp	32,108
4,156	e	Patriot Capital Funding, Inc	25,975
10,472	*	PHH Corp	160,745
10,079	e*	thinkorswim Group, Inc	71,057
755	e	TICC Capital Corp	4,122
1	e*	TICC Capital Corp	0
3,113	e*	World Acceptance Corp	104,815
		TOTAL NONDEPOSITORY INSTITUTIONS	1,669,772

NONMETALLIC MINERALS, EXCEPT FUELS - 0.36%
4,843	e	AMCOL International Corp	137,832
6,222		Compass Minerals International, Inc	501,244
12,135	e*	General Moly, Inc	95,502
343	*	United States Lime & Minerals, Inc	13,573
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	748,151

OIL AND GAS EXTRACTION - 6.03%
8,123	*	Abraxas Petroleum Corp	43,945
1,479	e	APCO Argentina, Inc	42,817
1,739	*	Approach Resources, Inc	46,588
6,800	*	Arena Resources, Inc	359,176
6,480		Atlas America, Inc	291,924
5,374	*	ATP Oil & Gas Corp	212,112
7,981	e*	Basic Energy Services, Inc	251,402
8,166		Berry Petroleum Co (Class A)	480,814
7,085	*	Bill Barrett Corp	420,920
7,205	*	BMB Munai, Inc	42,798
3,754	*	Bois d'Arc Energy, Inc	91,260
8,940	e*	Brigham Exploration Co	141,520
4,867	e*	Bronco Drilling Co, Inc	89,455
8,555	*	Cal Dive International, Inc	122,251
4,056	*	Callon Petroleum Co	110,972
7,495	*	Cano Petroleum, Inc	59,510
5,217	*	Carrizo Oil & Gas, Inc	355,226
9,399	*	Cheniere Energy, Inc	41,074
1,081	*	Clayton Williams Energy, Inc	118,856
9,287	*	Complete Production Services, Inc	338,233
8,709	*	Comstock Resources, Inc	735,301
9,597	*	Concho Resources, Inc	357,968

TIAA-CREF INSTITUTIONAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
2,542	e*	Contango Oil & Gas Co	$236,203
1,495	*	Dawson Geophysical Co	88,893
12,138	e*	Delta Petroleum Corp	309,762
1,578	*	Double Eagle Petroleum Co	28,767
21,957	*	Endeavour International Corp	47,647
6,177	*	Energy Partners Ltd	92,161
13,503	*	Energy XXI Bermuda Ltd	93,441
14,229	e*	EXCO Resources, Inc	525,192
7,781	e*	FX Energy, Inc	41,006
18,155	*	Gasco Energy, Inc	75,343
6,829	e*	GeoGlobal Resources, Inc	14,546
1,285	*	Geokinetics, Inc	23,271
3,573	e*	Geomet, Inc	33,872
1,068	*	Georesources, Inc	19,673
2,833	*	GMX Resources, Inc	209,925
3,892	e*	Goodrich Petroleum Corp	322,725
34,234	e*	Grey Wolf, Inc	309,133
5,068	e*	Gulfport Energy Corp	83,470
6,832	e*	Harvest Natural Resources, Inc	75,562
2,880	*	Houston American Energy Corp	32,314
1,860	e	Kayne Anderson Energy Development Co	42,687
9,766	e*	McMoRan Exploration Co	268,760
16,787	*	Meridian Resource Corp	49,522
17,394	e*	Newpark Resources, Inc	136,717
3,796	*	Northern Oil And Gas, Inc	50,411
31,909	e*	Oilsands Quest, Inc	207,409
1,418		Panhandle Oil and Gas, Inc	48,013
8,003	*	Parallel Petroleum Corp	161,100
21,862	e*	Parker Drilling Co	218,839
7,966		Penn Virginia Corp	600,796
800	m,v*	Petrocorp, Inc	0
2,874	*	Petroleum Development Corp	191,092
8,393	e*	Petroquest Energy, Inc	225,772
9,630	*	Pioneer Drilling Co	181,140
3,264	*	PowerSecure International, Inc	23,697
180	*	PrimeEnergy Corp	9,988
3,881	*	Quest Resource Corp	44,282
6,988	*	RAM Energy Resources, Inc	44,024
3,246	*	Rex Energy Corp	85,694
5,910	e	RPC, Inc	99,288
5,497	*	Stone Energy Corp	362,307
10,336	e*	Sulphco, Inc	23,463
3,197	e*	Superior Well Services, Inc	101,377
5,910	*	Swift Energy Co	390,415
3,267	e*	Toreador Resources Corp	27,868
2,456	e*	Trico Marine Services, Inc	89,448
4,327	*	Tri-Valley Corp	32,150
6,780	e*	TXCO Resources, Inc	79,733
2,716	*	Union Drilling, Inc	58,883
11,426	*	Vaalco Energy, Inc	96,778
3,922	*	Venoco, Inc	91,030
11,277	*	Warren Resources, Inc	165,546
5,942	*	W-H Energy Services, Inc	568,887

TIAA-CREF INSTITUTIONAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
7,515	*	Willbros Group, Inc	$329,232
		TOTAL OIL AND GAS EXTRACTION	12,523,376

PAPER AND ALLIED PRODUCTS - 0.43%
10,297	e	AbitibiBowater, Inc	96,071
7,579	*	Buckeye Technologies, Inc	64,118
9,545	e*	Cenveo, Inc	93,255
8,751		Glatfelter	118,226
27,981	e*	Graphic Packaging Holding Co	56,522
3,480	*	Kapstone Paper and Packaging Corp	23,212
5,701	e*	Mercer International, Inc	42,643
2,645		Neenah Paper, Inc	44,198
7,374		Rock-Tenn Co (Class A)	221,146
3,035		Schweitzer-Mauduit International, Inc	51,140
2,710	*	Verso Paper Corp	22,927
8,403	e	Wausau Paper Corp	64,787
		TOTAL PAPER AND ALLIED PRODUCTS	898,245

PERSONAL SERVICES - 0.45%
1,448		Angelica Corp	30,799
5,401	*	Coinstar, Inc	176,667
3,829		G & K Services, Inc (Class A)	116,631
5,357	e	Jackson Hewitt Tax Service, Inc	65,463
8,195		Regis Corp	215,938
18,254	e*	Sally Beauty Holdings, Inc	117,921
3,143	*	Steiner Leisure Ltd	89,104
2,777		Unifirst Corp	124,021
		TOTAL PERSONAL SERVICES	936,544

PETROLEUM AND COAL PRODUCTS - 0.30%
2,401	e	Alon USA Energy, Inc	28,716
7,076	*	American Oil & Gas, Inc	27,738
4,452	*	CVR Energy, Inc	85,701
2,571		Delek US Holdings, Inc	23,679
18,478	*	Gran Tierra Energy, Inc	147,270
8,125	e*	Headwaters, Inc	95,631
1,989		Quaker Chemical Corp	53,027
3,176		WD-40 Co	92,898
5,774		Western Refining, Inc	68,364
		TOTAL PETROLEUM AND COAL PRODUCTS	623,024

PRIMARY METAL INDUSTRIES - 1.36%
8,464		Belden CDT, Inc	286,760
3,949	*	Brush Engineered Materials, Inc	96,435
1,898	e*	Coleman Cable, Inc	19,587
4,154	e	Encore Wire Corp	88,023
3,055	e*	Esmark, Inc	58,412
2,786	*	Fushi Copperweld, Inc	66,112
2,089	*	General Steel Holdings, Inc	32,839
5,200		Gibraltar Industries, Inc	83,044
2,305	e*	Haynes International, Inc	132,653
6,761	*	Horsehead Holding Corp	82,214
2,136	*	LB Foster Co (Class A)	70,915
6,034		Matthews International Corp (Class A)	273,099
4,675	*	Metalico, Inc	81,906

TIAA-CREF INSTITUTIONAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
7,181		Mueller Industries, Inc	$231,228
1,768	e*	Northwest Pipe Co	98,654
1,749	e	Olympic Steel, Inc	132,784
4,446	*	RTI International Metals, Inc	158,367
3,748	*	Superior Essex, Inc	167,273
1,463	*	Sutor Technology Group Ltd	10,343
4,776	e	Texas Industries, Inc	268,077
5,068		Tredegar Corp	74,500
1,257	*	Universal Stainless & Alloy	46,559
12,444	e	Worthington Industries, Inc	255,102
		TOTAL PRIMARY METAL INDUSTRIES	2,814,886

PRINTING AND PUBLISHING - 0.88%
10,474	*	ACCO Brands Corp	117,623
3,956		AH Belo Corp (Class A)	22,549
9,446		American Greetings Corp (Class A)	116,564
17,256		Belo (A.H.) Corp (Class A)	126,141
5,018		Bowne & Co, Inc	63,980
4,447	*	China Information Security Technology, Inc	25,170
1,927	*	Consolidated Graphics, Inc	94,943
1,925	e	Courier Corp	38,654
1,419		CSS Industries, Inc	34,368
4,243	*	Dolan Media Co	77,223
4,972		Ennis, Inc	77,812
4,980	e	GateHouse Media, Inc	12,251
7,100		Harte-Hanks, Inc	81,295
7,629	e	Journal Communications, Inc (Class A)	36,772
8,575	e	Lee Enterprises, Inc	34,214
4,722	e*	Martha Stewart Living Omnimedia, Inc (Class A)	34,943
11,017		McClatchy Co (Class A)	74,695
4,011		Media General, Inc (Class A)	47,931
1,611	e	Multi-Color Corp	33,815
3,745	e*	Playboy Enterprises, Inc (Class B)	18,500
5,324	*	Presstek, Inc	26,407
7,864	e	Primedia, Inc	36,646
13,282	*	R.H. Donnelley Corp	39,846
2,574		Schawk, Inc	30,862
5,052		Scholastic Corp	144,790
2,812	e	Standard Register Co	26,517
9,295	e*	Valassis Communications, Inc	116,373
8,544	e*	VistaPrint Ltd	228,637
		TOTAL PRINTING AND PUBLISHING	1,819,521

RAILROAD TRANSPORTATION - 0.09%
5,812	*	Genesee & Wyoming, Inc (Class A)	197,724
		TOTAL RAILROAD TRANSPORTATION	197,724

REAL ESTATE - 0.26%
954	e	Consolidated-Tomoka Land Co	40,125
4,322		DuPont Fabros Technology, Inc	80,562
6,891	*	Forestar Real Estate Group, Inc	131,274
1,376	e*	FX Real Estate and Entertainment, Inc	2,614
7,536	e	Grubb & Ellis Co	29,014
5,659	e*	LoopNet, Inc	63,947

TIAA-CREF INSTITUTIONAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
16,896	e	Stewart Enterprises, Inc (Class A)	$121,651
1,006	e*	Stratus Properties, Inc	17,494
4,606		Thomas Properties Group, Inc	45,323
		TOTAL REAL ESTATE	532,004

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.81%
968	e*	AEP Industries, Inc	16,814
11,466		Cooper Tire & Rubber Co	89,893
2,523	e*	Deckers Outdoor Corp	351,202
3,666	e*	Metabolix, Inc	35,927
5,246		Schulman (A.), Inc	120,815
6,355	*	Skechers U.S.A., Inc (Class A)	125,575
5,650		Spartech Corp	53,280
5,205	e	Titan International, Inc	185,402
2,500	e*	Trex Co, Inc	29,325
11,991		Tupperware Corp	410,332
6,254	e	West Pharmaceutical Services, Inc	270,673
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	1,689,238

SECURITY AND COMMODITY BROKERS - 1.13%
4,703	*	Broadpoint Securities Group, Inc	9,406
3,772		Calamos Asset Management, Inc (Class A)	64,237
3,244	e	Cohen & Steers, Inc	84,247
398	*	Diamond Hill Investment Group, Inc	33,233
2,048	*	Duff & Phelps Corp	33,915
1,802		Epoch Holding Corp	16,416
1,732		Evercore Partners, Inc (Class A)	16,454
5,880	*	FBR Capital Markets Corp	29,576
4,391	e*	FCStone Group, Inc	122,641
1,464		GAMCO Investors, Inc (Class A)	72,644
12,798		GFI Group, Inc	115,310
3,351	e	Greenhill & Co, Inc	180,485
7,768	e*	Interactive Brokers Group, Inc (Class A)	249,586
820	*	International Assets Holding Corp	24,649
5,622	e*	KBW, Inc	115,701
17,938	*	Knight Capital Group, Inc (Class A)	322,525
9,358	*	LaBranche & Co, Inc	66,255
17,713	e*	Ladenburg Thalmann Financial Services, Inc	26,747
5,576	e*	MarketAxess Holdings, Inc	42,155
8,177	e	optionsXpress Holdings, Inc	182,674
3,261	e*	Penson Worldwide, Inc	38,969
3,626	e*	Piper Jaffray Cos	106,351
1,090	e	Pzena Investment Management, Inc	13,908
3,920	e	Sanders Morris Harris Group, Inc	26,578
4,554	*	Stifel Financial Corp	156,612
4,710		SWS Group, Inc	78,233
3,799	e*	Thomas Weisel Partners Group, Inc	20,781
2,197	e	US Global Investors, Inc (Class A)	36,800
373		Value Line, Inc	12,402
1,037		Westwood Holdings Group, Inc	41,273
		TOTAL SECURITY AND COMMODITY BROKERS	2,340,763

SOCIAL SERVICES - 0.08%
4,525	*	Capital Senior Living Corp	34,119

TIAA-CREF INSTITUTIONAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
2,322	*	Providence Service Corp	$49,017
4,805	*	Res-Care, Inc	85,433
		TOTAL SOCIAL SERVICES	168,569

SPECIAL TRADE CONTRACTORS - 0.55%
736	e	Alico, Inc	25,510
6,697	*	AsiaInfo Holdings, Inc	79,159
4,594	e	Chemed Corp	168,186
7,768		Comfort Systems USA, Inc	104,402
7,761	*	Dycom Industries, Inc	112,690
13,134	*	EMCOR Group, Inc	374,713
5,367	e*	Insituform Technologies, Inc (Class A)	81,739
2,310	e*	Integrated Electrical Services, Inc	39,732
3,711	e*	Layne Christensen Co	162,505
		TOTAL SPECIAL TRADE CONTRACTORS	1,148,636

STONE, CLAY, AND GLASS PRODUCTS - 0.26%
5,599	e	Apogee Enterprises, Inc	90,480
4,540	*	Cabot Microelectronics Corp	150,501
3,972	e	CARBO Ceramics, Inc	231,766
2,662	e	Libbey, Inc	19,805
7,680	e*	US Concrete, Inc	36,557
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	529,109

TEXTILE MILL PRODUCTS - 0.03%
2,734		Oxford Industries, Inc	52,356
3,834	e	Xerium Technologies, Inc	15,183
		TOTAL TEXTILE MILL PRODUCTS	67,539

TOBACCO PRODUCTS - 0.16%
5,223	e	Universal Corp	236,184
6,079	e	Vector Group Ltd	98,054
		TOTAL TOBACCO PRODUCTS	334,238

TRANSPORTATION BY AIR - 0.59%
2,075	e*	Air Methods Corp	51,875
22,648	e*	Airtran Holdings, Inc	46,202
6,957	e*	Alaska Air Group, Inc	106,720
2,641	*	Allegiant Travel Co	49,096
2,573	e*	Atlas Air Worldwide Holdings, Inc	127,261
3,854	e*	Bristow Group, Inc	190,734
7,693	*	Hawaiian Holdings, Inc	53,466
33,463	e*	JetBlue Airways Corp	124,817
2,523	e*	PHI, Inc	101,349
6,765	*	Republic Airways Holdings, Inc	58,585
11,244	e	Skywest, Inc	142,237
24,320		UAL Corp	126,950
17,841	*	US Airways Group, Inc	44,603
		TOTAL TRANSPORTATION BY AIR	1,223,895

TRANSPORTATION EQUIPMENT - 2.03%
3,862	e	A.O. Smith Corp	126,789
7,495	e*	AAR Corp	101,407
6,836	e*	Accuride Corp	29,053

TIAA-CREF INSTITUTIONAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
1,981	*	Aerovironment, Inc	$53,844
8,904	e	American Axle & Manufacturing Holdings, Inc	71,143
1,810	e	American Railcar Industries, Inc	30,372
4,294	e*	Amerigon, Inc	30,530
14,264	e	ArvinMeritor, Inc	178,015
4,112	*	ATC Technology Corp	95,727
16,950		Brunswick Corp	179,670
9,770		Clarcor, Inc	342,927
4,976	*	Cogo Group, Inc	45,331
19,168	*	Dana Holding Corp	102,549
2,128	*	Dorman Products, Inc	17,152
2,042		Ducommun, Inc	46,884
9,290		Federal Signal Corp	111,480
11,448	e*	Fleetwood Enterprises, Inc	29,994
12,679	e*	Force Protection, Inc	41,967
2,180	e	Freightcar America, Inc	77,390
2,337	*	Fuel Systems Solutions, Inc	89,975
11,035	e*	GenCorp, Inc	79,011
1,738	e*	GenTek, Inc	46,735
3,168	e	Greenbrier Cos, Inc	64,310
4,483	e	Group 1 Automotive, Inc	89,077
19,558	*	Hayes Lemmerz International, Inc	55,545
4,718	e	Heico Corp	153,524
4,907		Kaman Corp	111,683
1,675	*	LMI Aerospace, Inc	29,430
11,322	*	Orbital Sciences Corp	266,746
6,377	e	Polaris Industries, Inc	257,503
6,084	e	Spartan Motors, Inc	45,447
4,454	e	Superior Industries International, Inc	75,184
9,019	e*	Tenneco, Inc	122,027
6,430	e*	TransDigm Group, Inc	215,984
3,196	e	Triumph Group, Inc	150,532
24,529	e*	Visteon Corp	64,511
5,943	e	Wabash National Corp	44,929
9,365		Westinghouse Air Brake Technologies Corp	455,326
5,354	e	Winnebago Industries, Inc	54,557
2,856	*	Wonder Auto Technology, Inc	20,078
		TOTAL TRANSPORTATION EQUIPMENT	4,204,338

TRANSPORTATION SERVICES - 0.47%
3,688	e	Ambassadors Group, Inc	55,025
1,934	*	Dynamex, Inc	51,851
7,166	*	HUB Group, Inc (Class A)	244,576
13,740	*	Lear Corp	194,833
7,068	e*	Orbitz Worldwide, Inc	35,411
6,709		Pacer International, Inc	144,311
8,162	e	Ship Finance International Ltd	241,024
		TOTAL TRANSPORTATION SERVICES	967,031

TRUCKING AND WAREHOUSING - 0.56%
4,381	e	Arkansas Best Corp	160,520
4,223	*	Celadon Group, Inc	42,188
5,613		Forward Air Corp	194,210
10,805	e	Heartland Express, Inc	161,103

TIAA-CREF INSTITUTIONAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
2,874	*	Marten Transport Ltd	$45,898
5,547	e*	Old Dominion Freight Line	166,521
326	*	Patriot Transportation Holding, Inc	26,080
2,220	*	Saia, Inc	24,242
1,077	e*	Universal Truckload Services, Inc	23,716
8,391	e	Werner Enterprises, Inc	155,905
11,042	*	YRC Worldwide, Inc	164,195
		TOTAL TRUCKING AND WAREHOUSING	1,164,578

WATER TRANSPORTATION - 1.06%
9,028	e*	American Commercial Lines, Inc	98,676
2,424	e	Arlington Tankers Ltd	56,285
7,589		DHT Maritime Inc	76,118
9,044	e	Eagle Bulk Shipping, Inc	267,431
4,298	e	Genco Shipping & Trading Ltd	280,230
5,089	e	General Maritime Corp	132,212
6,839	e	Golar LNG Ltd	105,936
4,114	*	Gulfmark Offshore, Inc	239,353
5,717	e	Horizon Lines, Inc (Class A)	56,884
4,485	e*	Hornbeck Offshore Services, Inc	253,447
1,173	*	International Shipholding Corp	27,495
3,308		Knightsbridge Tankers Ltd	106,551
6,653		Nordic American Tanker Shipping	258,269
9,321	e*	Odyssey Marine Exploration, Inc	36,911
2,028	e*	TBS International Ltd (Class A)	81,019
2,500	e	Teekay Tankers Ltd	58,025
4,841	e*	Ultrapetrol Bahamas Ltd	61,045
		TOTAL WATER TRANSPORTATION	2,195,887

WHOLESALE TRADE-DURABLE GOODS - 1.47%
4,313	e	Agilysys, Inc	48,909
8,185		Applied Industrial Technologies, Inc	197,831
9,254	e	Barnes Group, Inc	213,675
8,561	e*	Beacon Roofing Supply, Inc	90,832
2,240	*	Cardtronics, Inc	19,869
3,191		Castle (A.M.) & Co	91,295
2,137	*	Chindex International, Inc	31,350
5,841	e*	Conceptus, Inc	108,000
3,788	*	DemandTec, Inc	28,448
4,954	*	Digi International, Inc	38,889
3,810	e*	Drew Industries, Inc	60,770
3,295	e*	Hansen Medical, Inc	55,092
3,442	e	Houston Wire & Cable Co	68,496
15,676		IKON Office Solutions, Inc	176,825
9,062	*	Insight Enterprises, Inc	106,297
6,265	*	Interline Brands, Inc	99,801
11,080	e	Knight Transportation, Inc	202,764
904		Lawson Products, Inc	22,401
2,700	*	MedAssets, Inc	46,035
1,987	*	MWI Veterinary Supply, Inc	65,790
7,780		Owens & Minor, Inc	355,468
8,167	e	PEP Boys-Manny Moe & Jack	71,216
9,255		Pool Corp	164,369
11,982	*	PSS World Medical, Inc	195,307

TIAA-CREF INSTITUTIONAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
9,987	*	Solera Holdings, Inc	$276,240
1,419	e*	Titan Machinery, Inc	44,443
7,931	e*	TomoTherapy, Inc	70,824
7,362	*	Tyler Technologies, Inc	99,902
		TOTAL WHOLESALE TRADE-DURABLE GOODS	3,051,138

WHOLESALE TRADE-NONDURABLE GOODS - 1.32%
4,726		Aceto Corp	36,107
10,047	e*	Akorn, Inc	33,256
18,719	*	Alliance One International, Inc	95,654
11,045	e*	Allscripts Healthcare Solutions, Inc	137,068
3,502	e	Andersons, Inc	142,566
5,604	e*	BMP Sunstone Corp	31,943
1,819	e*	Core-Mark Holding Co, Inc	47,658
8,113	e*	Fresh Del Monte Produce, Inc	191,223
3,328	e*	Green Mountain Coffee Roasters, Inc	125,033
7,844	*	Hain Celestial Group, Inc	184,177
28,498		Idearc, Inc	66,970
1,726	e	Kenneth Cole Productions, Inc (Class A)	21,920
5,019	e	K-Swiss, Inc (Class A)	73,779
3,360	*	LSB Industries, Inc	66,528
998	e*	Maui Land & Pineapple Co, Inc	29,391
9,981	e	Men's Wearhouse, Inc	162,590
4,981		Myers Industries, Inc	40,595
2,342	e	Nash Finch Co	80,260
9,584		Nu Skin Enterprises, Inc (Class A)	142,993
2,195	*	Perry Ellis International, Inc	46,578
1,806		Schiff Nutrition International, Inc	10,114
3,836	e*	School Specialty, Inc	114,044
4,184		Spartan Stores, Inc	96,232
2,008	e*	Synutra International, Inc	64,899
6,447	*	Tractor Supply Co	187,221
8,300	e*	United Natural Foods, Inc	161,684
4,529	*	United Stationers, Inc	167,347
3,516	e*	Volcom, Inc	84,138
4,121		Zep, Inc	61,278
3,566	*	Zhongpin, Inc	44,575
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	2,747,821

		TOTAL COMMON STOCKS	203,813,960
		(Cost $227,317,680)

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 30.38%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.57%
$ 1,170,000		Federal Home Loan Bank (FHLB) , 07/01/08	1,170,000
			1,170,000

SHARES		COMPANY
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 29.81%
61,888,880		State Street Navigator Securities Lending Prime Portfolio	61,888,880
			61,888,880

		TOTAL SHORT-TERM INVESTMENTS	63,058,880
		(Cost $63,058,880)

TIAA-CREF INSTITUTIONAL FUNDS - Small-Cap Blend Index Fund

		VALUE
	TOTAL PORTFOLIO - 128.55%	$266,872,840
	(Cost $290,376,560)

	OTHER ASSETS & LIABILITIES, NET - (28.55)%	(59,268,103)

	NET ASSETS - 100.00%	$207,604,737

*	Non-income producing
b	In bankruptcy
d	All or a portion of these securities have been segregated by the custodian to cover margin or other
	requirements on open futures contracts in the amount of $427,750.
e	All or a portion of these securities are out on loan.
m	Indicates a security has been deemed illiquid.
v	Security valued at fair value.

	At June 30, 2008, the unrealized depreciation on investments was $23,503,720, consisting of
	gross unrealized appreciation of $22,672,250 and gross unrealized depreciation of $46,175,970.

	NUMBER OF	MARKET	EXPIRATION	UNREALIZED
OPEN FUTURES CONTRACTS:	CONTRACTS	VALUE	DATE	(DEPRECIATION)

E-mini Russell 2000 Index	19	$ 1,314,230	September 2008	$ (29,248)

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
INTERNATIONAL EQUITY INDEX FUND
STATEMENT OF INVESTMENTS (unaudited)
June 30, 2008

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.30%

ADMINISTRATION OF ECONOMIC PROGRAMS - 0.02%
2,796		Bureau Veritas S.A.	$165,730
		TOTAL ADMINISTRATION OF ECONOMIC PROGRAMS	165,730

AGRICULTURAL SERVICES - 0.13%
14,175		Yara International ASA	1,251,873
		TOTAL AGRICULTURAL SERVICES	1,251,873

AMUSEMENT AND RECREATION SERVICES - 0.68%
23,587	e	Aristocrat Leisure Ltd	144,870
43,840		Ladbrokes plc	222,753
4,383	e	Lottomatica S.p.A.	130,593
7,400		Nintendo Co Ltd	4,196,341
16,153		OPAP S.A.	565,174
3,900	e	Oriental Land Co Ltd	233,004
13,800	e	Sega Sammy Holdings, Inc	120,803
35,343	e	Sky City Entertainment Group Ltd	82,421
39,261	e	TABCORP Holdings Ltd	369,149
84,949	e	Tattersall's Ltd	191,641
25,735		William Hill plc	163,211
		TOTAL AMUSEMENT AND RECREATION SERVICES	6,419,960

APPAREL AND ACCESSORY STORES - 0.36%
30,826		Burberry Group plc	277,253
3,800	e	Fast Retailing Co Ltd	360,518
38,066	e	Hennes & Mauritz AB (B Shares)	2,053,672
15,900	e	Inditex S.A.	728,867
		TOTAL APPAREL AND ACCESSORY STORES	3,420,310

APPAREL AND OTHER TEXTILE PRODUCTS - 0.14%
11,000		Asics Corp	120,226
56,000		C C Land Holdings Ltd	34,864
5,006	e	Hermes International	786,033
35,000	e	Mitsubishi Rayon Co Ltd	110,398
10,000		Nisshinbo Industries, Inc	119,008
9,000	e	Onward Kashiyama Co Ltd	94,631
1,500		Shimamura Co Ltd	92,490
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	1,357,650

AUTO REPAIR, SERVICES AND PARKING - 0.07%
14,300		Aisin Seiki Co Ltd	469,736
7,700	e	NOK Corp	122,540
11,000	e	Sumitomo Rubber Industries, Inc	82,279
		TOTAL AUTO REPAIR, SERVICES AND PARKING	674,555

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.11%

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
45,000	e	Fuji Heavy Industries Ltd	$220,764
30,596		Inchcape plc	193,657
26,200	e	Suzuki Motor Corp	620,535
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	1,034,956

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.04%
173,397		Kingfisher plc	384,423
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	384,423

BUSINESS SERVICES - 1.86%
2,080	e	Acciona S.A.	491,686
9,577		Adecco S.A.	473,410
4,954	e	Atos Origin S.A.	272,888
18,913	e	Autostrade S.p.A.	571,224
15,609	e	Cintra Concesiones de Infraestructuras de Transporte S.A.	174,145
33,995		Computershare Ltd	299,649
4,100	e	CSK Holdings Corp	80,779
4,758	e	Dassault Systemes S.A.	288,844
21		Dena Co Ltd	123,695
137	e	Dentsu, Inc	290,723
8,200	e*	Elpida Memory, Inc	262,982
73,961		Experian Group Ltd	547,013
137,000		Fujitsu Ltd	1,017,336
94,580		Group 4 Securicor plc	379,894
1,410		Hakuhodo DY Holdings, Inc	75,263
98,904		Hays plc	177,320
20,632	e	IFIL - Investments S.p.A.	133,333
7,002		Indra Sistemas S.A.	181,529
4,221	e	JC Decaux S.A.	106,996
12,700	e	JSR Corp	252,390
7,500	e	Konami Corp	262,322
101,052		LogicaCMG plc	216,383
4,170		Mitsubishi UFJ Lease & Finance Co Ltd	181,191
145,000		NEC Corp	761,316
7,800		Nomura Research Institute Ltd	182,882
92		NTT Data Corp	360,176
500		Obic Co Ltd	84,080
2,500	e	Oracle Corp Japan	101,921
1,000		Otsuka Corp	69,061
7,241		Public Power Corp	251,154
9,845	e	Publicis Groupe S.A.	317,643
476	e	Rakuten, Inc	240,298
7,305		Randstad Holdings NV	254,244
97,181		Sage Group plc	402,315
65,144	e	SAP AG.	3,409,463
15,300		Secom Co Ltd	745,235
23,314	e	Securitas AB (B Shares)	269,679
349		SGS S.A.	497,691
56,500	e	Softbank Corp	952,755
4,700	e	Square Enix Co Ltd	139,087
7,500	e	Trend Micro, Inc	247,329
8,636		United Internet AG.	170,144
2,340		USS Co Ltd	154,612
82,422		WPP Group plc	787,599

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
1,130	e	Yahoo! Japan Corp	$435,225
		TOTAL BUSINESS SERVICES	17,694,904

CHEMICALS AND ALLIED PRODUCTS - 9.03%
7,288	*	Actelion Ltd	388,767
18,821	e	Air Liquide	2,477,793
20,298		Akzo Nobel NV	1,389,065
2,200		Alfresa Holdings Corp	157,457
87,000		Asahi Kasei Corp	456,132
36,800		Astellas Pharma, Inc	1,564,926
108,844		AstraZeneca plc	4,627,895
72,404	e	BASF AG.	4,990,179
6,583		Beiersdorf AG.	483,294
4,027		Christian Dior S.A.	413,664
7,961	e	Chugai Pharmaceutical Co Ltd	127,294
41,150		CSL Ltd	1,408,602
18,000		Daicel Chemical Industries Ltd	101,393
52,200		Daiichi Sankyo Co Ltd	1,438,026
44,000		Dainippon Ink and Chemicals, Inc	127,687
12,000	e	Dainippon Sumitomo Pharma Co Ltd	97,066
10,149	e	DSM NV	594,850
18,300	e	Eisai Co Ltd	646,428
35,060	*	Elan Corp plc	1,239,955
386		Eramet	381,506
483		Givaudan S.A.	430,551
408,640		GlaxoSmithKline plc	9,033,364
9,020		Grifols S.A.	287,288
9,630		Henkel KGaA	361,097
13,241		Henkel KGaA	526,172
4,600		Hisamitsu Pharmaceutical Co, Inc	200,306
4,519	e	Incitec Pivot Ltd	800,178
2,774		K+S AG.	1,597,157
14,000		Kansai Paint Co Ltd	96,943
39,000		Kao Corp	1,023,844
39,500		Kingboard Chemical Holdings Ltd	182,384
26,000		Kuraray Co Ltd	310,227
16,000		Kyowa Hakko Kogyo Co Ltd	164,044
9,931		Linde AG.	1,394,911
3,574	e	Lonza Group AG.	493,920
18,252	e	L'Oreal S.A.	1,979,723
10,900		Mediceo Paltac Holdings Co Ltd	200,727
95,500		Mitsubishi Chemical Holdings Corp	556,097
29,000		Mitsubishi Gas Chemical Co, Inc	208,917
10,000		Nissan Chemical Industries Ltd	123,057
173,206		Novartis AG.	9,531,901
34,294		Novo Nordisk AS (Class B)	2,257,590
3,294	e	Novozymes AS (B Shares)	296,548
7,200		Ono Pharmaceutical Co Ltd	397,092
6,507		Orion Oyj (Class B)	129,234
45,184		Reckitt Benckiser Group plc	2,282,169
52,468		Roche Holding AG.	9,432,291
76,502	e	Sanofi-Aventis	5,083,468
5,500		Santen Pharmaceutical Co Ltd	138,034
30,700		Shin-Etsu Chemical Co Ltd	1,905,091

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
22,000		Shionogi & Co Ltd	$435,596
41,736		Shire Ltd	682,280
25,000	e	Shiseido Co Ltd	572,924
86,000		Showa Denko KK	228,320
4,568		Solvay S.A.	595,119
118,000		Sumitomo Chemical Co Ltd	743,409
7,767		Syngenta AG.	2,516,295
10,000		Taisho Pharmaceutical Co Ltd	186,033
20,000		Taiyo Nippon Sanso Corp	166,874
63,100		Takeda Pharmaceutical Co Ltd	3,209,233
16,000		Tanabe Seiyaku Co Ltd	209,144
16,000	e	Tokuyama Corp	119,230
99,000	e	Toray Industries, Inc	531,330
38,000		Tosoh Corp	155,585
75,000		UBE Industries Ltd	265,655
7,880		UCB S.A.	290,705
1,169		Wacker Chemie AG.	244,214
		TOTAL CHEMICALS AND ALLIED PRODUCTS	85,688,250

COMMUNICATIONS - 5.96%
12,551		Belgacom S.A.	538,459
85,132		British Sky Broadcasting plc	797,918
583,696		BT Group plc	2,312,435
185,216		Cable & Wireless plc	553,617
27,226		Carphone Warehouse Group plc	106,987
211,586		Deutsche Telekom AG.	3,467,938
9,824		Elisa Oyj	205,038
5,886		Eutelsat Communications	163,278
136,334	e	France Telecom S.A.	3,998,268
31		Fuji Television Network, Inc	46,792
6,151	e	Gestevision Telecinco S.A.	78,329
21,701		Hellenic Telecommunications Organization S.A.	546,675
1,600	e	Hikari Tsushin, Inc	52,782
124,000	*	Hutchison Telecommunications International Ltd	175,592
254,744		ITV plc	225,567
165		Jupiter Telecommunications Co	127,996
217		KDDI Corp	1,342,671
3,961	e	M6-Metropole Television	85,229
55,831	e	Mediaset S.p.A.	367,206
2,308	e	Mobistar S.A.	186,297
3,702	e	Modern Times Group AB (B Shares)	216,709
388		Nippon Telegraph & Telephone Corp	1,914,498
1,199		NTT DoCoMo, Inc	1,758,621
50,458	e	Portugal Telecom SGPS S.A.	570,705
16,617	e	PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A.	137,827
137,543		Royal KPN NV	2,351,545
22,557		SES Global S.A.	569,811
595,403		Singapore Telecommunications Ltd	1,587,186
7,602	e	Societe Television Francaise 1	126,551
1,675		Swisscom AG.	557,882
22,765	e	Tele2 AB (B Shares)	442,703
128,005	e	Telecom Corp of New Zealand Ltd	347,839
745,987	e	Telecom Italia S.p.A.	1,492,042
445,950	e	Telecom Italia S.p.A.	719,929

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
320,553		Telefonica S.A.	$8,483,028
25,691		Telekom Austria AG.	556,690
62,654		Telenor ASA	1,176,150
19,000		Television Broadcasts Ltd	109,746
167,604	e	TeliaSonera AB	1,239,095
429,955	e	Telstra Corp Ltd	1,747,064
2,500		Tokyo Broadcasting System, Inc	47,487
86,976	e	Vivendi Universal S.A.	3,279,538
3,967,697		Vodafone Group plc	11,690,143
		TOTAL COMMUNICATIONS	56,501,863

DEPOSITORY INSTITUTIONS - 14.51%
22,000		77 Bank Ltd	138,340
26,838		Alliance & Leicester plc	156,631
63,850		Allied Irish Banks plc	983,985
28,747		Alpha Bank S.A.	870,272
55,206		Anglo Irish Bank Corp plc	514,935
45,000		Aozora Bank Ltd	102,937
143,501		Australia & New Zealand Banking Group Ltd	2,579,084
53,384	e	Banca Carige S.p.A.	187,755
574,291		Banca Intesa S.p.A.	3,264,751
68,467		Banca Intesa S.p.A.	352,798
159,748	e	Banca Monte dei Paschi di Siena S.p.A.	450,275
28,900	e	Banca Popolare di Milano	269,738
45,044	e	Banche Popolari Unite Scpa	1,052,480
265,275		Banco Bilbao Vizcaya Argentaria S.A.	5,054,483
20,359	e	Banco BPI S.A.	84,000
181,578	e	Banco Comercial Portugues S.A.	391,641
68,011	e	Banco de Sabadell S.A.	573,261
15,488	e	Banco Espirito Santo S.A.	240,902
47,637		Banco Popolare Scarl	841,569
61,601	e	Banco Popular Espanol S.A.	848,893
466,657		Banco Santander Central Hispano S.A.	8,513,722
104,424		Bank of East Asia Ltd	567,750
82,361		Bank of Ireland	710,383
23,000	e	Bank of Kyoto Ltd	240,409
94,000		Bank of Yokohama Ltd	650,035
19,451	e	Bankinter S.A.	220,612
105,403	v*	Barclays plc	19,945
490,205		Barclays plc	2,781,183
18,192	e	Bendigo Bank Ltd	190,639
60,854	e	BNP Paribas	5,477,884
273,500		BOC Hong Kong Holdings Ltd	724,974
57,000		Chiba Bank Ltd	400,240
12,000		Chugoku Bank Ltd	174,345
142,000		CITIC International Financial Holdings Ltd	108,676
46,580		Commerzbank AG.	1,383,788
98,347		Commonwealth Bank of Australia	3,792,205
66,342	e	Credit Agricole S.A.	1,346,769
33,835		Danske Bank AS	974,270
85,000		DBS Group Holdings Ltd	1,182,601
37,624		Deutsche Bank AG.	3,247,881
39,436	e	Dexia	627,893
54,463		DNB NOR Holding ASA	691,906

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
23,168		EFG Eurobank Ergasias S.A.	$551,645
3,779	e	EFG International	102,845
14,169	e	Erste Bank der Oesterreichischen Sparkassen AG.	876,303
156,114		Fortis	2,479,780
56,000		Fukuoka Financial Group, Inc	253,150
30,000		Gunma Bank Ltd	199,998
32,000		Hachijuni Bank Ltd	207,621
57,100		Hang Seng Bank Ltd	1,205,615
35,000		Hiroshima Bank Ltd	156,056
85,000		Hokuhoku Financial Group, Inc	246,561
886,350		HSBC Holdings plc	13,647,701
142,538	e	ING Groep NV	4,506,712
29,608		Investec plc	180,279
18,000		Iyo Bank Ltd	210,755
52,000	e	Joyo Bank Ltd	253,240
15,819		Julius Baer Holding AG.	1,060,869
3,461	*	Jyske Bank	205,940
421,701		Lloyds TSB Group plc	2,587,260
36,163	e	Mediobanca S.p.A.	612,851
770,680		Mitsubishi UFJ Financial Group, Inc	6,810,840
59,000		Mitsui Trust Holdings, Inc	351,415
723		Mizuho Financial Group, Inc	3,363,999
112,000	e	Mizuho Trust & Banking Co Ltd	193,057
121,620		National Australia Bank Ltd	3,088,110
36,817		National Bank of Greece S.A.	1,657,014
31,684	e	Natixis	348,772
53,000		Nishi-Nippon City Bank Ltd	158,064
155,178		Nordea Bank AB	2,126,329
9,565		OKO Bank (Class A)	165,123
184,520		Oversea-Chinese Banking Corp	1,111,411
24,057		Piraeus Bank S.A.	654,742
3,940		Raiffeisen International Bank Holding AG.	500,582
379	e	Resona Holdings, Inc	582,118
1,178,618		Royal Bank of Scotland Group plc	5,017,567
22		Sapporo Hokuyo Holdings, Inc	148,866
74,000	e	Shinsei Bank Ltd	253,682
45,000		Shizuoka Bank Ltd	459,883
34,459	e	Skandinaviska Enskilda Banken AB (Class A)	635,736
34,773	e	Societe Generale	3,014,782
41,618	e	St George Bank Ltd	1,082,909
105,288		Standard Chartered plc	2,981,718
491		Sumitomo Mitsui Financial Group, Inc	3,692,419
106,000		Sumitomo Trust & Banking Co Ltd	740,529
17,000		Suruga Bank Ltd	221,336
35,684		Svenska Handelsbanken (A Shares)	845,368
26,800	e	Swedbank AB (A Shares)	514,936
5,270		Sydbank AS	200,291
221,185	*	UBS A.G.	4,609,106
7	v*	UBS AG.	7
845,637		UniCredito Italiano S.p.A	5,143,874
90,000		United Overseas Bank Ltd	1,235,546
140,445		Westpac Banking Corp	2,697,517
12,500		Wing Hang Bank Ltd	165,541
6,500		Wing Lung Bank	127,679

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
16,000		Yamaguchi Financial Group, Inc	$221,456
		TOTAL DEPOSITORY INSTITUTIONS	137,654,345

EATING AND DRINKING PLACES - 0.25%
6,306	e	Autogrill S.p.A.	75,398
137,954		Compass Group plc	1,037,688
36,422		Enterprise Inns plc	293,108
26,961		Mitchells & Butlers plc	109,487
17,806		Punch Taverns plc	110,662
7,108		Sodexho Alliance S.A.	465,002
13,137		Whitbread plc	320,363
		TOTAL EATING AND DRINKING PLACES	2,411,708

EDUCATIONAL SERVICES - 0.02%
5,600		Benesse Corp	226,805
		TOTAL EDUCATIONAL SERVICES	226,805

ELECTRIC, GAS, AND SANITARY SERVICES - 6.15%
92,347		A2A S.p.A.	337,171
32,381	e	AGL Energy Ltd	443,565
77,159		British Energy Group plc	1,085,481
8,655	e	Caltex Australia Ltd	108,143
274,780		Centrica plc	1,690,043
48,500		Chubu Electric Power Co, Inc	1,184,658
20,700		Chugoku Electric Power Co, Inc	441,706
153,500		CLP Holdings Ltd	1,316,384
21,796		Contact Energy Ltd	132,652
47,334	e	E.ON AG.	9,539,882
10,600		Electric Power Development Co	393,538
14,978	e	Electricite de France	1,418,877
13,206	e	Enagas	372,778
323,022		Enel S.p.A.	3,064,314
135,097	e	Energias de Portugal S.A.	702,491
33,102		Fortum Oyj	1,675,472
7,930		Gas Natural SDG S.A.	460,503
14,456	e*	Gaz de France	925,594
14,200		Hokkaido Electric Power Co, Inc	289,189
13,100	e	Hokuriku Electric Power Co	311,539
293,110		Hong Kong & China Gas Ltd	697,475
104,000		Hong Kong Electric Holdings Ltd	622,302
60,512	e*	Iberdrola Renovables	466,195
260,833	e	Iberdrola S.A.	3,475,283
112,255		International Power plc	961,660
57,500		Kansai Electric Power Co, Inc	1,347,072
28,200		Kyushu Electric Power Co, Inc	590,078
188,616		National Grid plc	2,472,443
5,769		Oest Elektrizitatswirts AG. (Class A)	515,138
150,000		Osaka Gas Co Ltd	550,244
475		Puma AG. Rudolf Dassler Sport	159,072
8,027		Red Electrica de Espana	521,055
2,819		RWE AG.	283,581
33,222		RWE AG.	4,194,471
64,663		Scottish & Southern Energy plc	1,801,702
17,511		Severn Trent plc	445,601

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
13,900	e	Shikoku Electric Power Co, Inc	$382,199
61,276	e	Snam Rete Gas S.p.A.	417,683
92,100		Sojitz Holdings Corp	307,232
78,121	e	Suez S.A.	5,295,620
38,000	e	Toho Gas Co Ltd	208,377
31,200		Tohoku Electric Power Co, Inc	679,583
90,900		Tokyo Electric Power Co, Inc	2,340,528
174,000		Tokyo Gas Co Ltd	703,044
9,038	e*	Union Fenosa S.A.	525,219
65,847	*	United Utilities plc	896,052
28,107	e	Veolia Environnement	1,569,133
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	58,322,022

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 4.50%
163,817		ABB Ltd	4,636,978
11,300	e	Advantest Corp	238,182
172,714	e	Alcatel S.A.	1,042,646
11,000	e	Alps Electric Co Ltd	113,775
221,467	e	Ericsson (LM) (B Shares)	2,302,916
150,000	e*	Foxconn International Holdings Ltd	145,539
40,000	e	Fuji Electric Holdings Co Ltd	141,429
13,539		Gamesa Corp Tecnologica S.A.	662,825
2,300	e	Hirose Electric Co Ltd	231,100
7,000		Hitachi Chemical Co Ltd	144,465
5,600		Hitachi High-Technologies Corp	129,942
252,000		Hitachi Ltd	1,814,772
30,900		Hoya Corp	715,711
10,100		Ibiden Co Ltd	367,802
55,938	*	Infineon Technologies AG.	485,516
81,144		Koninklijke Philips Electronics NV	2,747,969
12,200		Kyocera Corp	1,150,867
6,808	e	Legrand S.A.	171,313
2,300	e	Mabuchi Motor Co Ltd	124,912
138,000		Matsushita Electric Industrial Co Ltd	2,952,341
27,000		Matsushita Electric Works Ltd	275,520
5,250		Millicom International Cellular S.A.	540,461
24,000		Minebea Co Ltd	137,252
144,000		Mitsubishi Electric Corp	1,557,485
6,200	e	Mitsumi Electric Co Ltd	138,229
16,000		Murata Manufacturing Co Ltd	754,857
2,000	e*	NEC Electronics Corp	49,978
12,000	e	NGK Spark Plug Co Ltd	138,124
8,200		Nidec Corp	546,196
12,300		Nitto Denko Corp	472,817
297,264		Nokia Oyj	7,265,987
15,800		Omron Corp	341,010
9,600	e	Pioneer Corp	77,229
4,516	e*	Q-Cells AG.	457,475
12,058	e*	Renewable Energy Corp AS	311,318
49,000		Ricoh Co Ltd	886,867
7,600		Rohm Co Ltd	438,818
126,000	e*	Sanyo Electric Co Ltd	292,943
75,000	e	Sharp Corp	1,222,595
4,500	e	Shinko Electric Industries	55,686

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
28,972		Smiths Group plc	$624,254
75,000		Sony Corp	3,287,524
10,900		Stanley Electric Co Ltd	264,257
49,692	e	STMicroelectronics NV	514,094
9,600	e	Sumco Corp	212,697
9,000		TDK Corp	538,543
88,292	e	Terna Rete Elettrica Nazionale S.p.A.	373,097
4,300		Toyota Boshoku Corp	115,305
8,900		Ushio, Inc	145,742
16,000		Venture Corp Ltd	115,775
18,000		Yaskawa Electric Corp	176,640
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	42,649,775

ENGINEERING AND MANAGEMENT SERVICES - 0.33%
10,300		Cap Gemini S.A.	603,861
45,610		Capita Group plc	622,185
4,355		Fugro NV	370,835
17,000		JGC Corp	334,758
73,460		SembCorp Industries Ltd	225,502
34,350		Serco Group plc	304,819
3,792		Strabag SE	294,613
11,222	e	WorleyParsons Ltd	406,612
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	3,163,185

FABRICATED METAL PRODUCTS - 0.25%
61,075		Amcor Ltd	295,877
2,955		Geberit AG.	433,850
13,000	e	Hitachi Metals Ltd	213,442
18,800		JS Group Corp	299,330
45,618		Rexam plc	350,442
13,487		Ssab Svenskt Stal AB (Series A)	432,545
5,881		Ssab Svenskt Stal AB (Series B)	166,187
11,600		Toyo Seikan Kaisha Ltd	204,783
		TOTAL FABRICATED METAL PRODUCTS	2,396,456

FOOD AND KINDRED PRODUCTS - 3.74%
50,000		Ajinomoto Co, Inc	473,697
30,000	e	Asahi Breweries Ltd	560,805
26,546		Associated British Foods plc	399,861
100,786		Cadbury plc	1,264,215
239		Carlsberg AS (Class A)	23,021
7,938	e	Carlsberg AS (Class B)	764,665
11,858		Coca Cola Hellenic Bottling Co S.A.	322,622
40,533		Coca-Cola Amatil Ltd	272,393
3,700	e	Coca-Cola West Japan Co Ltd	86,349
73,722	e	CSR Ltd	172,929
191,753		Diageo plc	3,513,163
355,000		Golden Agri-Resources Ltd	234,335
32,522		Groupe Danone	2,275,696
17,896	e	Heineken NV	911,329
13,444		InBev NV	929,531
5,000	e	Ito En Ltd	78,762
83,983		J Sainsbury plc	530,170
23,000		Kaneka Corp	156,674

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
10,108		Kerry Group plc (Class A)	$298,360
58,000		Kirin Brewery Co Ltd	906,963
61	e	Lindt & Spruengli AG.	168,102
21,307	e	Lion Nathan Ltd	174,541
21,000	e	Meiji Dairies Corp	107,754
293,520		Nestle S.A.	13,227,383
13,000	e	Nippon Meat Packers, Inc	176,155
16,000	e	Nisshin Seifun Group, Inc	201,105
6,400	e	Nissin Food Products Co Ltd	214,582
84,700	e	Olam International Ltd	151,088
122,741	e	Parmalat S.p.A.	319,295
12,765	e	Pernod-Ricard S.A.	1,302,602
32,172		Sampo Oyj (A Shares)	808,181
17,000		Sapporo Holdings Ltd	119,021
60,000		Swire Pacific Ltd (Class A)	614,150
33,000		Tate & Lyle plc	260,040
7,000		Toyo Suisan Kaisha Ltd	158,428
97,001		Unilever plc	2,755,999
57,000	e	Wilmar International Ltd	211,802
7,200	e	Yakult Honsha Co Ltd	202,826
7,000	e	Yamazaki Baking Co Ltd	77,036
		TOTAL FOOD AND KINDRED PRODUCTS	35,425,630

FOOD STORES - 1.53%
47,295	e	Carrefour S.A.	2,665,913
1,166	*	Colruyt S.A.	307,358
7,213		Delhaize Group	483,114
3,900		FamilyMart Co Ltd	159,636
98,323		Goodman Fielder Ltd	132,478
4,813		Kesko Oyj (B Shares)	154,869
88,902		Koninklijke Ahold NV	1,191,783
5,100	e	Lawson, Inc	248,472
60,200		Seven & I Holdings Co Ltd	1,723,712
50,146		Sonae SPGS S.A.	60,074
586,635		Tesco plc	4,290,855
180,114		WM Morrison Supermarkets plc	949,504
90,614		Woolworths Ltd	2,123,522
		TOTAL FOOD STORES	14,491,290

FURNITURE AND FIXTURES - 0.03%
2,252	e	Neopost S.A.	237,427
		TOTAL FURNITURE AND FIXTURES	237,427

FURNITURE AND HOME FURNISHINGS STORES - 0.07%
32,999	e	Harvey Norman Holdings Ltd	97,658
2,950		Nitori Co Ltd	151,543
6,440	e	Yamada Denki Co Ltd	458,838
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	708,039

GENERAL BUILDING CONTRACTORS - 0.79%
24,606	e	Amec plc	433,591
34,801		Balfour Beatty plc	292,758
5,494		Berkeley Group Holdings plc	74,179
2,733		Bilfinger Berger AG.	236,988

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
30,000		Cheung Kong Infrastructure Holdings Ltd	$127,116
5,700		Daito Trust Construction Co Ltd	276,456
38,000		Daiwa House Industry Co Ltd	357,722
2,562	e	Eiffage S.A.	174,972
36,433		Fletcher Building Ltd	176,224
86,500		Haseko Corp	115,743
2,991		Hochtief AG.	303,389
2,174	e	Imerys S.A.	156,986
61,000	e	Kajima Corp	213,409
26,900	e	Lend Lease Corp Ltd	246,466
43,000	e	Obayashi Corp	194,888
22,134	e	Persimmon plc	138,538
6,322	e	Sacyr Vallehermoso S.A.	192,994
32,000		Sekisui Chemical Co Ltd	218,237
39,000	e	Sekisui House Ltd	364,622
42,000	e	Shimizu Corp	199,017
27,765		Skanska AB (B Shares)	395,993
65,000		Taisei Corp	155,047
73,078		Taylor Woodrow plc	89,521
4,278		Titan Cement Co S.A.	169,886
31,386	e	Vinci S.A.	1,916,550
8,999		YIT Oyj	224,713
		TOTAL GENERAL BUILDING CONTRACTORS	7,446,005

GENERAL MERCHANDISE STORES - 0.44%
46,600	e	Aeon Co Ltd	576,845
24,180		Isetan Mitsukoshi Holdings Ltd	258,913
30,400	e	J Front Retailing Co Ltd	160,947
39,000		Keio Corp	197,368
116,000	e	Kintetsu Corp	363,880
122,367		Marks & Spencer Group plc	795,700
20,400	e	Marui Co Ltd	158,821
5,619	e	PPR	620,295
21,000	e	Takashimaya Co Ltd	190,796
58,000	e	Tobu Railway Co Ltd	274,948
82,000		Tokyu Corp	425,484
12,000		UNY Co Ltd	118,294
		TOTAL GENERAL MERCHANDISE STORES	4,142,291

HEALTH SERVICES - 0.22%
1,728		Coloplast AS (Class B)	150,102
73,000		Fraser and Neave Ltd	243,544
14,178	e	Fresenius Medical Care AG.	781,165
13,514	e	Getinge AB (B Shares)	329,486
62,550	e	Parkway Holdings Ltd	106,725
23,772		Sonic Healthcare Ltd	331,955
505		Straumann Holding AG.	120,719
		TOTAL HEALTH SERVICES	2,063,696

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.34%
20,814	e	Abertis Infraestructuras S.A.	492,433
15,391	e	ACS Actividades Cons y Servicios S.A.	770,147
18,130	e	Bouygues S.A.	1,196,158
3,288	e	Fomento de Construcciones y Contratas S.A.	194,529

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
4,422	e	Grupo Ferrovial S.A.	$272,422
76,176	e	Transurban Group	309,684
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	3,235,373

HOLDING AND OTHER INVESTMENT OFFICES - 4.27%
28,512		3i Group plc	466,405
60,000	e	CapitaCommercial Trust	84,369
81,700	e	CapitaMall Trust	180,200
111,007	e	CFS Gandel Retail Trust	196,950
1,878		Eurazeo	199,838
156,823		GPT Group	334,166
6,005		Groupe Bruxelles Lambert S.A.	711,996
8,102		Heineken Holding NV	370,830
30,953	*	Immoeast AG.	273,731
448,000	e	iShares MSCI EAFE Index Fund	30,777,600
5,461	*	Istituto Finanziario Industriale S.p.A.	108,234
2,500	e	Jafco Co Ltd	85,595
41	e	Japan Prime Realty Investment Corp	121,305
31		Japan Real Estate Investment Corp	327,421
26		Japan Retail Fund Investment Corp	149,911
39,000		JFE Holdings, Inc	1,966,309
2,301		KBC Ancora	200,365
34,721		Land Securities Group plc	847,301
174,181	e	Macquarie Infrastructure Group	387,555
150,726	e	Macquarie Office Trust	112,466
47,970		Marfin Investment Group S.A	379,513
2,937	e	Nationale A Portefeuille	219,251
38		Nippon Building Fund, Inc	448,120
8,846		Nobel Biocare Holding AG.	287,620
116,400		Noble Group Ltd	203,735
18	e	Nomura Real Estate Office Fund, Inc	135,563
74		NTT Urban Development Corp	97,013
57,000		NWS Holdings Ltd	148,847
2,062	e	Wendel	208,767
102,875		Wharf Holdings Ltd	430,699
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	40,461,675

HOTELS AND OTHER LODGING PLACES - 0.23%
14,584	e	Accor S.A.	968,812
31,976		Crown Ltd	284,438
20,671		Intercontinental Hotels Group plc	275,507
94,947		Shangri-La Asia Ltd	222,466
32,824		Thomas Cook Group plc	152,178
41,708		TUI Travel plc	169,491
34,000		United Overseas Land Ltd	84,844
		TOTAL HOTELS AND OTHER LODGING PLACES	2,157,736

INDUSTRIAL MACHINERY AND EQUIPMENT - 3.32%
28,368	e	Alfa Laval AB	438,269
7,898	e	Alstom RGPT	1,811,055
25,000		Amada Co Ltd	197,774
2,905		Andritz AG.	182,214
12,700	e	ASM Pacific Technology	95,987
32,233	e	ASML Holding NV	788,945

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
50,170	e	Atlas Copco AB (A Shares)	$733,754
28,244		Atlas Copco AB (B Shares)	373,525
103,903		Brambles Ltd	869,658
17,600		Brother Industries Ltd	242,666
79,700	e	Canon, Inc	4,102,629
3,055		Cargotec Corp (B Shares)	105,695
16,700		Casio Computer Co Ltd	190,020
23,400	e	Citizen Watch Co Ltd	178,516
19,800		Daikin Industries Ltd	1,001,144
17,700	e	Electrolux AB (Series B)	224,910
14,300		Fanuc Ltd	1,398,501
36,600		FUJIFILM Holdings Corp	1,260,705
11,244		GEA Group AG.	396,994
7,800		Hitachi Construction Machinery Co Ltd	218,680
20,289	e	Husqvarna AB (B Shares)	176,481
22,476		IMI plc	194,096
90,000		Ishikawajima-Harima Heavy Industries Co Ltd	182,304
2,000		Itochu Techno-Science Corp	64,992
27,000	e	Japan Steel Works Ltd	525,145
67,200		Komatsu Ltd	1,876,635
11,370		Kone Oyj (Class B)	397,447
35,000		Konica Minolta Holdings, Inc	592,848
82,000		Kubota Corp	589,325
8,500		Kurita Water Industries Ltd	315,381
12,864	*	Logitech International S.A.	343,906
9,100		Makita Corp	372,416
47,150		Meggitt plc	198,906
239,000		Mitsubishi Heavy Industries Ltd	1,141,530
32,000	e	NTN Corp	213,377
10,000	e	Okuma Holdings, Inc	99,554
2,677		Rheinmetall AG.	193,239
13,984	e	Safran S.A.	269,712
75,335	e	Sandvik AB	1,023,540
3,618		Schindler Holding AG.	268,744
9,200		Seiko Epson Corp	252,851
29,142	e	SKF AB (B Shares)	454,183
4,300		SMC Corp	471,951
6,075	e	Solarworld AG.	289,094
2,087		Sulzer AG.	263,669
41,000		Sumitomo Heavy Industries Ltd	278,079
8,800	e	THK Co Ltd	171,235
12,800		Tokyo Electron Ltd	738,150
230,000	e	Toshiba Corp	1,696,833
15,000		Toyota Tsusho Corp	352,070
525	*	Unaxis Holding AG.	144,868
13,835	*	Vestas Wind Systems AS	1,801,274
6,237		Wartsila Oyj (B Shares)	389,454
17,000	e	Yokogawa Electric Corp	155,749
8,230	e	Zardoya Otis S.A.	170,336
8,230	e*	Zardoya Otis S.A.	16,975
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	31,497,990

INSTRUMENTS AND RELATED PRODUCTS - 0.88%
3,956		Cochlear Ltd	166,153

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
14,943	e	Compagnie Generale d'Optique Essilor International S.A.	$911,511
21,804	e	Finmeccanica S.p.A.	570,086
2,008		Fresenius SE	173,860
57,923	*	Invensys plc	299,288
2,800		Keyence Corp	667,445
9,740	e	Luxottica Group S.p.A.	227,310
26,000	e	Nikon Corp	761,104
25,000		Nippon Electric Glass Co Ltd	434,550
17,000	e	Olympus Corp	576,321
267,000		PCCW Ltd	161,705
3,351	e	Phonak Holding AG.	276,558
19,000		Shimadzu Corp	189,454
65,200		Smith & Nephew plc	715,341
2,490	e	Swatch Group AG.	619,156
3,511	e	Swatch Group AG.	163,778
4,420		Synthes, Inc	607,937
12,300		Terumo Corp	629,352
4,100	e*	TomTom NV	117,129
1,803	e*	William Demant Holding	118,411
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	8,386,449

INSURANCE AGENTS, BROKERS AND SERVICE - 0.43%
111,569	*	HBOS plc	23,890
278,924		HBOS plc	1,527,067
66,232		QBE Insurance Group Ltd	1,424,060
69,492		Suncorp-Metway Ltd	870,810
47,484	e	Unipol Gruppo Finanziario S.p.A.	111,563
60,162		Unipol S.p.A.	115,598
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	4,072,988

INSURANCE CARRIERS - 4.14%
103,803		Aegon NV	1,364,667
34,000		Aioi Insurance Co Ltd	181,515
29,838	e	Alleanza Assicurazioni S.p.A	322,746
33,619		Allianz AG.	5,913,685
140,014		AMP Ltd	896,530
78,789	e	Assicurazioni Generali S.p.A.	3,011,189
195,863		Aviva plc	1,941,819
60,062		AXA Asia Pacific Holdings Ltd	269,299
115,413	e	AXA S.A.	3,400,740
3,801		Baloise Holding AG.	398,664
3,154	e	CNP Assurances	355,602
49,542		Corp Mapfre S.A.	236,494
4,788		Fondiaria-Sai S.p.A	157,792
172,359		Friends Provident plc	348,535
4,453		Hannover Rueckversicherung AG.	219,346
138,274	e	Insurance Australia Group Ltd	460,758
18,660		Irish Life & Permanent plc	192,012
11,909		KBC Groep NV	1,316,435
24,461	e	Mediolanum S.p.A.	101,292
52,400		Millea Holdings, Inc	2,042,296
27,100		Mitsui Sumitomo Insurance Group Holdings, Inc	936,620
15,457		Muenchener Rueckver AG.	2,711,059
50,000	e	Nipponkoa Insurance Co Ltd	434,244

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
376,537		Old Mutual plc	$691,226
184,425		Prudential plc	1,945,281
242,984		Royal & Sun Alliance Insurance Group plc	604,926
12,530		SCOR	285,307
9,017		SNS Reaal	174,220
63,000		Sompo Japan Insurance, Inc	592,358
64		Sony Financial Holdings, Inc	257,659
162,106		Standard Life plc	673,930
28,079		Storebrand ASA	207,919
2,542		Swiss Life Holding	676,221
26,212		Swiss Reinsurance Co	1,737,640
14,700		T&D Holdings, Inc	906,703
1,226	e*	Topdanmark AS	184,476
1,826	e	TrygVesta A.S.	128,884
2,855		Wiener Staedtische Allgemeine Versicherung AG.	188,128
10,863		Zurich Financial Services AG.	2,768,486
		TOTAL INSURANCE CARRIERS	39,236,703

LEATHER AND LEATHER PRODUCTS - 0.49%
15,145	e	Adidas-Salomon AG.	953,722
18,264		LVMH Moet Hennessy Louis Vuitton S.A.	1,905,239
26,895		ThyssenKrupp AG.	1,687,244
49,500	e	Yue Yuen Industrial Holdings	117,604
		TOTAL LEATHER AND LEATHER PRODUCTS	4,663,809

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.10%
22,348	e	Brisa-Auto Estradas de Portugal S.A.	257,467
140,000		ComfortDelgro Corp Ltd	154,766
30,000	e	Keihin Electric Express Railway Co Ltd	185,948
18,000		Keisei Electric Railway Co Ltd	92,139
40,016		Stagecoach Group plc	221,953
		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	912,273

METAL MINING - 4.76%
80,322	e	Alumina Ltd	364,624
98,724		Anglo American plc	6,933,803
29,532		Antofagasta plc	383,999
250,739		BHP Billiton Ltd	10,671,517
164,804		BHP Billiton plc	6,320,280
21,775	e	Boliden AB	175,814
23,997	*	Eurasian Natural Resources Corp	632,269
15,246		Kazakhmys plc	480,707
11,640		Lonmin plc	734,559
33,861		Newcrest Mining Ltd	939,742
23,543		Orica Ltd	660,793
100,838	e	Oxiana Ltd	252,533
110,292	*	Oxiana Ltd	275,959
41,161	e*	Paladin Resources Ltd	251,310
21,342	e	Rio Tinto Ltd	2,761,378
74,507		Rio Tinto plc	8,972,711
1,200	e	Sumitomo Titanium Corp	63,026
10,732		Vedanta Resources plc	463,473
47,449		Xstrata plc	3,779,831
		TOTAL METAL MINING	45,118,328

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.09%
9,109	e	Bulgari S.p.A.	$91,570
13,600		Namco Bandai Holdings, Inc	154,212
3,700		Sankyo Co Ltd	241,082
1,944		Societe BIC S.A.	101,487
12,200		Yamaha Corp	235,915
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	824,266

MISCELLANEOUS RETAIL - 0.70%
38,966		Compagnie Financiere Richemont AG.	2,162,448
63,197		Home Retail Group	273,088
159,000		Hutchison Whampoa Ltd	1,603,403
44,000		Lifestyle International Holdings Ltd	61,970
22,136	e*	Meinl European Land Ltd	248,182
9,534		Metro AG.	608,217
14,613		Next plc	280,915
65,600		Nippon Mining Holdings, Inc	411,876
65,476		Origin Energy Ltd	1,013,016
		TOTAL MISCELLANEOUS RETAIL	6,663,115

MOTION PICTURES - 0.02%
8,500	e	Toho Co Ltd	173,725
		TOTAL MOTION PICTURES	173,725

NONDEPOSITORY INSTITUTIONS - 0.44%
4,570	e	Acom Co Ltd	141,453
5,600		Aeon Credit Service Co Ltd	70,175
4,750	e	Aiful Corp	54,949
11,500		Credit Saison Co Ltd	241,232
62,372	e	Criteria Caixacorp S.A.	372,184
6,096	e	Deutsche Postbank AG.	535,923
6,991	e,m	Hypo Real Estate Holding AG.	196,704
38,722		ICAP plc	414,763
34,000		Investor AB (B Shares)	713,810
26,000		Mitsubishi UFJ Nicos Co Ltd	86,015
6,880		ORIX Corp	985,401
2,784	e	Perpetual Trustees Australia Ltd	114,130
5,050		Promise Co Ltd	141,192
7,330	e	Takefuji Corp	102,072
		TOTAL NONDEPOSITORY INSTITUTIONS	4,170,003

OIL AND GAS EXTRACTION - 1.82%
14,506	e	Acergy S.A.	323,224
12,225	e	Aker Kvaerner ASA	288,060
249,851		BG Group plc	6,493,034
105,890		Boart Longyear Group	226,420
9,774	*	Cairn Energy plc	627,300
9,736	*	Compagnie Generale de Geophysique S.A.	459,666
1,700		Idemitsu Kosan Co Ltd	151,187
62		Inpex Holdings, Inc	782,957
2,000	e	Japan Petroleum Exploration Co	142,788
16,374	*	Lundin Petroleum AB	240,947
9,088	e	Neste Oil Oyj	266,367

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
12,732	e*	Petroleum Geo-Services ASA	$311,788
19,793		Saipem S.p.A.	925,077
43,834		Santos Ltd	902,870
10,710	e	SBM Offshore NV	394,081
20,903	e	SeaDrill Ltd	638,024
7,617	e	Technip S.A.	702,891
53,778		Tullow Oil plc	1,021,944
36,021		Woodside Petroleum Ltd	2,328,255
		TOTAL OIL AND GAS EXTRACTION	17,226,880

PAPER AND ALLIED PRODUCTS - 0.33%
3,169	e	Holmen AB (B Shares)	92,650
26,600		Lee & Man Paper Manufacturing Ltd	39,686
9,478		Metso Oyj	428,982
27,185		Mondi plc	159,562
65		Nippon Paper Group, Inc	177,824
60,000	e	OJI Paper Co Ltd	282,168
11,974		Smurfit Kappa Group plc	97,613
42,987		Stora Enso Oyj (R Shares)	400,495
40,769		Svenska Cellulosa AB (B Shares)	573,647
2,900		Uni-Charm Corp	206,288
38,273		UPM-Kymmene Oyj	623,616
		TOTAL PAPER AND ALLIED PRODUCTS	3,082,531

PERSONAL SERVICES - 0.03%
124,603		Rentokil Initial plc	245,427
		TOTAL PERSONAL SERVICES	245,427

PETROLEUM AND COAL PRODUCTS - 6.72%
1,410,037		BP plc	16,343,258
41,000		Cosmo Oil Co Ltd	148,549
194,416		ENI S.p.A.	7,222,607
8,966		Hellenic Petroleum S.A.	123,224
12,344		OMV AG.	964,438
54,633	e	Repsol YPF S.A.	2,144,036
265,975		Royal Dutch Shell plc (A Shares)	10,902,781
206,156		Royal Dutch Shell plc (B Shares)	8,255,186
13,900		Showa Shell Sekiyu KK	152,603
95,750	e	Statoil ASA	3,572,406
21,000	e	TonenGeneral Sekiyu KK	190,768
161,041	e	Total S.A.	13,707,540
		TOTAL PETROLEUM AND COAL PRODUCTS	63,727,396

PRIMARY METAL INDUSTRIES - 2.01%
10,805	e	Acerinox S.A.	247,921
64,932	*	Arcelor	6,381,170
55,500		BlueScope Steel Ltd	603,055
21,000		Daido Steel Co Ltd	117,504
19,000		DOWA HOLDINGS CO Ltd	138,796
8,000	m,v	Dowa Mining	75
50,000		Furukawa Electric Co Ltd	217,635
15,667		Johnson Matthey plc	573,294
194,000		Kobe Steel Ltd	555,544
2,800		Maruichi Steel Tube Ltd	87,620

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
86,000		Mitsubishi Materials Corp	$367,768
53,000		Mitsui Mining & Smelting Co Ltd	156,501
381,000	e	Nippon Steel Corp	2,064,880
54,000	e	Nisshin Steel Co Ltd	183,816
52,115	e	Norsk Hydro ASA	759,911
62,221		OneSteel Ltd	443,515
8,779		Outokumpu Oyj	305,072
2,982		Salzgitter AG.	546,264
55,600		Sumitomo Electric Industries Ltd	706,094
287,000		Sumitomo Metal Industries Ltd	1,263,606
40,000		Sumitomo Metal Mining Co Ltd	611,852
1,500	e	Toho Titanium Co Ltd	29,414
7,200		Tokyo Steel Manufacturing Co Ltd	83,392
9,275		Umicore	456,177
3,961	e	Vallourec	1,385,278
8,380		Voestalpine AG.	685,778
2,800		Yamato Kogyo Co Ltd	133,711
		TOTAL PRIMARY METAL INDUSTRIES	19,105,643

PRINTING AND PUBLISHING - 0.69%
44,000		Dai Nippon Printing Co Ltd	647,774
19,110		Daily Mail & General Trust	118,724
101,635	e	John Fairfax Holdings Ltd	285,519
61,736	e	Orkla ASA	791,051
9,238	e	PagesJaunes Groupe S.A.	135,118
60,284		Pearson plc	734,627
6,258	e	Promotora de Informaciones S.A.	66,712
46,531		Reed Elsevier NV	778,733
82,268		Reed Elsevier plc	937,491
5,887	e	Sanoma-WSOY Oyj	130,241
113,000		Singapore Press Holdings Ltd	353,318
15,129	*	Thomson Reuters plc	403,496
39,000		Toppan Printing Co Ltd	429,605
16,044	*	United Business Media plc	173,065
22,102		Wolters Kluwer NV	514,442
		TOTAL PRINTING AND PUBLISHING	6,499,916

RAILROAD TRANSPORTATION - 0.57%
41,784	e	Asciano Group	138,987
115		Central Japan Railway Co	1,267,583
254		East Japan Railway Co	2,068,907
35,917		Firstgroup plc	370,390
90,000		Hankyu Hanshin Holdings, Inc	378,183
105,111		MTR Corp	331,149
44,000	e	Odakyu Electric Railway Co Ltd	285,986
125		West Japan Railway Co	613,533
		TOTAL RAILROAD TRANSPORTATION	5,454,718

REAL ESTATE - 2.14%
4,400	e	Aeon Mall Co Ltd	130,158
74,275		Ascendas Real Estate Investment Trust	120,427
36,769		British Land Co plc	517,066
127,000		CapitaLand Ltd	533,665
103,000		Cheung Kong Holdings Ltd	1,392,870

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
69,680		Chinese Estates Holdings Ltd	$107,353
36,400		City Developments Ltd	291,361
3,236		Corio NV	252,050
219,775	e	DB RREEF Trust	290,945
1,144		Gecina S.A.	138,261
216,000	e*	Genting International plc	92,191
21,532		Hammerson plc	381,385
65,000		Hang Lung Group Ltd	289,902
151,000		Hang Lung Properties Ltd	484,765
78,344		Henderson Land Development Co Ltd	489,826
47,000		Hopewell Holdings	167,072
40,384		Hysan Development Co Ltd	111,130
1,458	e	ICADE	170,036
33,886		IMMOFINANZ Immobilien Anlagen AG.	348,891
6,129		IVG Immobilien AG.	120,720
24,000	e	Keppel Land Ltd	87,658
47,623		Kerry Properties Ltd	250,454
4,932	e	Klepierre	247,257
10,364		Leighton Holdings Ltd	504,671
8,600		Leopalace21 Corp	123,369
18,867	e	Liberty International plc	322,002
159,701		Link Real Estate Investment Trust	363,886
115,227	e	Macquarie Goodman Group	341,355
72,567		Mirvac Group	206,093
88,000		Mitsubishi Estate Co Ltd	2,014,726
63,000		Mitsui Fudosan Co Ltd	1,348,388
253,000	*	Mongolia Energy Co ltd	488,889
180,694		New World Development Ltd	369,082
5,000		Nomura Real Estate Holdings, Inc	105,647
30,621		Segro plc	239,433
127,448		Sino Land Co	253,639
109,810		Stockland Trust Group	567,804
29,000		Sumitomo Realty & Development Co Ltd	576,899
106,000		Sun Hung Kai Properties Ltd	1,440,970
22,000	e	Tokyo Tatemono Co Ltd	142,486
34,000		Tokyu Land Corp	193,603
6,099	e	Unibail	1,404,459
131,197	e	Westfield Group	2,050,033
68,000	e	Wheelock & Co Ltd	182,711
28,000	e	Yanlord Land Group Ltd	38,266
		TOTAL REAL ESTATE	20,293,854

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.75%
57,088		Bayer AG.	4,803,280
44,600	e	Bridgestone Corp	684,207
30,000		Denki Kagaku Kogyo KK	111,253
10,513	e	Michelin (C.G.D.E.) (Class B)	751,742
45,000	e	Mitsui Chemicals, Inc	222,219
7,902	e	Nokian Renkaat Oyj	374,807
185,813	e	Pirelli & C S.p.A.	127,481
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	7,074,989

SECURITY AND COMMODITY BROKERS - 1.50%
12,511	e	Australian Stock Exchange Ltd	376,704

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
17,147	e	Babcock & Brown Ltd	$123,108
78,063		Credit Suisse Group	3,553,193
100,000		Daiwa Securities Group, Inc	919,579
14,935		Deutsche Boerse AG.	1,688,253
105	e	E*Trade Securities Co Ltd	82,009
76,000		Hong Kong Exchanges and Clearing Ltd	1,113,302
462,729		Legal & General Group plc	918,211
11,104	e	London Stock Exchange Group plc	171,450
20,519	e	Macquarie Group Ltd	955,270
128,087		Man Group plc	1,582,311
132,200		Nomura Holdings, Inc	1,957,665
834	e	SBI Holdings, Inc	182,533
9,137		Schroders plc	165,450
37,000		Shinko Securities Co Ltd	109,091
64,000	e	Singapore Exchange Ltd	326,476
		TOTAL SECURITY AND COMMODITY BROKERS	14,224,605

SPECIAL TRADE CONTRACTORS - 0.01%
10,000		Kinden Corp	100,952
		TOTAL SPECIAL TRADE CONTRACTORS	100,952

STONE, CLAY, AND GLASS PRODUCTS - 0.95%
76,000	e	Asahi Glass Co Ltd	920,127
43,687	e	Boral Ltd	236,655
18,808	e	Cimpor Cimentos de Portugal S.A.	126,116
20,783	e	Compagnie de Saint-Gobain	1,287,104
39,815		CRH plc	1,157,166
3,955		FLSmidth & Co AS	432,108
1,870		HeidelbergCement AG.	271,195
15,744		Holcim Ltd	1,272,619
4,355	e	Italcementi S.p.A.	72,046
7,634		Italcementi S.p.A.	88,572
34,994		James Hardie Industries NV	142,079
10,966	e	Lafarge S.A.	1,672,173
20,000		NGK Insulators Ltd	389,913
41,000		Nippon Sheet Glass Co Ltd	203,207
1,835	e	Pargesa Holding S.A.	203,453
70,000		Taiheiyo Cement Corp	140,644
20,000	e	Toto Ltd	140,915
6,282	e	Wienerberger AG.	262,666
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	9,018,758

TEXTILE MILL PRODUCTS - 0.02%
63,000	e	Teijin Ltd	216,167
		TOTAL TEXTILE MILL PRODUCTS	216,167

TOBACCO PRODUCTS - 0.91%
112,979		British American Tobacco plc	3,897,105
77,730		Imperial Tobacco Group plc	2,887,579
336		Japan Tobacco, Inc	1,432,991
19,733	e	Swedish Match AB	402,151
		TOTAL TOBACCO PRODUCTS	8,619,826

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
TRANSPORTATION BY AIR - 0.65%
2,415	e	Aeroports de Paris	$225,347
10,554	e	Air France-KLM	251,742
48,000		All Nippon Airways Co Ltd	179,521
77,089		Auckland International Airport Ltd	114,613
38,975		British Airways plc	166,008
99,000	e	Cathay Pacific Airways Ltd	188,562
11,475	e	Continental AG.	1,181,108
16,170	e	Deutsche Lufthansa AG.	348,395
2,492		Fraport AG. Frankfurt Airport Services Worldwide	168,896
5,200		Hong Kong Aircraft Engineerg	80,198
37,363	e	Iberia Lineas Aereas de Espana	88,954
62,000		Japan Airlines Corp	130,223
51,383		Macquarie Airports	101,633
4,821		Merck KGaA	685,072
64,857		Qantas Airways Ltd	189,000
26,250	*	Ryanair Holdings plc	115,498
900	e*	Ryanair Holdings plc (ADR)	25,803
67,366		SABMiller plc	1,539,111
38,933		Singapore Airlines Ltd	421,381
		TOTAL TRANSPORTATION BY AIR	6,201,065

TRANSPORTATION EQUIPMENT - 5.01%
262,572		BAE Systems plc	2,304,690
24,843		Bayerische Motoren Werke AG.	1,193,621
3,736		Bayerische Motoren Werke AG.	148,409
84,898		Cobham plc	333,221
67,000	e	Cosco Corp Singapore Ltd	158,102
15,000	e	Daihatsu Motor Co Ltd	171,998
68,106		DaimlerChrysler AG.	4,224,327
1,054		DaimlerChrysler AG.	65,000
36,400		Denso Corp	1,253,666
23,855	e	European Aeronautic Defence and Space Co	449,461
52,809	e	Fiat S.p.A.	859,567
50,548		GKN plc	223,103
17,000		Hino Motors Ltd	105,585
123,200	e	Honda Motor Co Ltd	4,204,405
95,000		Isuzu Motors Ltd	457,473
10,009		Jardine Cycle & Carriage Ltd	125,441
13,300		JTEKT Corp	211,293
112,000	e	Kawasaki Heavy Industries Ltd	299,153
95,000		Keppel Corp Ltd	779,234
9,222	e	Lagardere S.C.A.	521,674
7,871		MAN AG.	872,771
65,000		Mazda Motor Corp	338,372
259,000	e*	Mitsubishi Motors Corp	471,454
53,000		Mitsui Engineering & Shipbuilding Co Ltd	168,088
12,000		NHK Spring Co Ltd	95,770
32,000		NSK Ltd	280,385
10,979	e	Peugeot S.A.	592,997
13,787	e	Renault S.A.	1,122,075
136,098		Rolls-Royce Group plc	919,859
26,104	e	Scania AB (B Shares)	355,411
62,600		SembCorp Marine Ltd	186,602
5,000	e	Shimano, Inc	251,342

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
64,888		Siemens AG.	$7,193,482
99,000		Singapore Technologies Engineering Ltd	200,420
6,658		Thales S.A.	378,718
3,800		Tokai Rika Co Ltd	78,682
61,865		Tomkins plc	185,216
4,500		Toyoda Gosei Co Ltd	131,690
13,400		Toyota Industries Corp	430,233
202,100		Toyota Motor Corp	9,539,925
10,876	e	Volkswagen AG.	3,141,513
7,854		Volkswagen AG.	1,137,316
81,360		Volvo AB (B Shares)	990,725
14,800	e	Yamaha Motor Co Ltd	277,174
3,052	e	Zodiac S.A.	139,625
		TOTAL TRANSPORTATION EQUIPMENT	47,569,268

TRANSPORTATION SERVICES - 0.09%
6,781	e*	KarstadtQuelle AG.	78,939
8,556		National Express Group plc	161,400
45,751	e	Toll Holdings Ltd	264,740
15,939	e	TUI AG.	368,986
		TOTAL TRANSPORTATION SERVICES	874,065

TRUCKING AND WAREHOUSING - 0.40%
63,119		Deutsche Post AG.	1,647,980
13,978		DSV AS	333,461
19,000		Kamigumi Co Ltd	144,051
8,000		Mitsubishi Logistics Corp	87,625
57,000		Nippon Express Co Ltd	273,748
28,518		TNT NV	970,582
28,000		Yamato Transport Co Ltd	390,850
		TOTAL TRUCKING AND WAREHOUSING	3,848,297

WATER TRANSPORTATION - 0.56%
41		AP Moller - Maersk AS (Class A)	500,863
82		AP Moller - Maersk AS (Class B)	1,000,156
12,124		Carnival plc	384,922
1,932		Hamburger Hafen und Logistik AG.	150,066
45,000		Kawasaki Kisen Kaisha Ltd	422,894
4,006		Kuehne & Nagel International AG.	379,054
86,000		Mitsui OSK Lines Ltd	1,226,528
38,000	e	Neptune Orient Lines Ltd	90,381
83,000		Nippon Yusen Kabushiki Kaisha	799,440
14,300		Orient Overseas International Ltd	71,624
125,000		Pacific Basin Shipping Ltd	178,859
76,000		Shun TAK Holdings Ltd	71,239
		TOTAL WATER TRANSPORTATION	5,276,026

WHOLESALE TRADE-DURABLE GOODS - 1.85%
23,278	e	Assa Abloy AB (Class B)	334,925
24,233		Bunzl plc	314,756
4,600	e	Canon Marketing Japan, Inc	80,915
94,197	e*	Fortescue Metals Group Ltd	1,070,173
113,000		Itochu Corp	1,204,780
163,300		Li & Fung Ltd	492,751

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
101,200		Mitsubishi Corp	$3,334,610
129,000		Mitsui & Co Ltd	2,847,168
168,500		Nissan Motor Co Ltd	1,399,473
9,028		Prysmian S.p.A.	227,916
6,039	e	Rautaruukki Oyj	274,132
605		Rockwool International AS (B Shares)	77,456
16,423	e	Schneider Electric S.A.	1,766,756
11,449		Sims Group Ltd	457,821
84,000	e	Sumitomo Corp	1,103,614
5,496	e	Valeo S.A.	175,914
47,168		Wesfarmers Ltd	1,685,520
10,315		Wesfarmers Ltd	371,929
49,146		Wolseley plc	366,180
		TOTAL WHOLESALE TRADE-DURABLE GOODS	17,586,789

WHOLESALE TRADE-NONDURABLE GOODS - 0.85%
10,516	e	Billabong International Ltd	108,750
3,222	e	Casino Guichard Perrachon S.A.	363,857
6,280	e	Celesio AG.	226,824
3,482		Danisco AS	223,241
78,600		Esprit Holdings Ltd	818,423
142,832		Foster's Group Ltd	694,368
10,000		Kikkoman Corp	122,158
123,000		Marubeni Corp	1,025,941
52,475	e	Metcash Ltd	186,162
98,000		Nippon Oil Corp	660,258
5,300		Suzuken Co Ltd	195,777
121,761	e	Unilever NV	3,443,227
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	8,068,986

		TOTAL COMMON STOCKS	941,823,739
		(Cost $888,025,231)

PREFERRED STOCKS - 0.16%

COMMUNICATIONS - 0.01%
5,334	e	ProSiebenSat.1 Media AG.	53,324
		TOTAL COMMUNICATIONS	53,324

INSTRUMENTS AND RELATED PRODUCTS - 0.05%
5,771		Fresenius SE	498,610
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	498,610

TRANSPORTATION EQUIPMENT - 0.10%
6,517		Porsche AG.	1,003,479
		TOTAL TRANSPORTATION EQUIPMENT	1,003,479

		TOTAL PREFERRED STOCKS	1,555,413
		(Cost $1,457,616)

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

PRINCIPAL		ISSUER	VALUE
SHORT TERM INVESTMENTS - 17.29%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.30%
$ 2,810,000		Federal Home Loan Bank Discount Notes, 0.000%, 07/01/08	$2,810,000
			2,810,000
SHARES		COMPANY

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 16.99%
161,150,115		State Street Navigator Securities Lending Prime Portfolio	161,150,115
			161,150,115

		TOTAL SHORT-TERM INVESTMENTS	163,960,115
		(Cost $163,960,115)

		TOTAL PORTFOLIO - 116.75%	1,107,339,267
		(Cost $1,053,442,962)

		OTHER ASSETS & LIABILITIES, NET - (16.75)%	(158,860,865)

		NET ASSETS - 100.00%	$948,478,402

		The following abbreviations are used in portfolio descriptions:
		ADR -American Depositary Receipt
		plc - Public Limited Company

	*	Non-income producing.
	e	All or a portion of these securities are out on loan.
	m	Indicates a security that has been deemed illiquid.
	v	Security valued at fair value.

		At June 30, 2008, the unrealized appreciation on investments was $53,896,305, consisting of
		gross unrealized appreciation of $125,033,507 and gross unrealized depreciation of $71,137,202.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SUMMARY OF MARKET VALUES BY COUNTRY
INTERNATIONAL EQUITY INDEX FUND (unaudited)
June 30, 2008
		% OF
		MARKET
COUNTRY	VALUE	VALUE
DOMESTIC
UNITED STATES OF AMERICA	$194,737,715	17.59%
TOTAL DOMESTIC	194,737,715	17.59

FOREIGN
AUSTRALIA	62,938,719	5.69
AUSTRIA	5,897,354	0.53
BELGIUM	9,342,480	0.84
CHINA	569,087	0.05
DENMARK	9,672,756	0.87
FINLAND	14,324,925	1.29
FRANCE	97,002,937	8.76
GERMANY	83,414,691	7.53
GREECE	6,091,920	0.55
HONG KONG	19,181,459	1.73
IRELAND	5,335,712	0.48
ITALY	34,518,024	3.12
JAPAN	194,606,008	17.58
LUXEMBORG	569,811	0.05
NETHERLANDS	24,001,333	2.17
NEW ZEALAND	853,749	0.08
NORWAY	10,323,632	0.93
PORTUGAL	2,571,222	0.23
SINGAPORE	10,622,426	0.96
SPAIN	37,385,837	3.38
SWEDEN	19,816,557	1.79
SWITZERLAND	64,810,580	5.85
UNITED KINGDOM	198,750,333	17.95
TOTAL FOREIGN	912,601,552	82.41
TOTAL PORTFOLIO	$1,107,339,267	100.00%

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Enhanced International Equity Index

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
ENHANCED INTERNATIONAL EQUITY INDEX FUND
STATEMENT OF INVESTMENTS (unaudited)
June 30, 2008

SHARES	COMPANY	VALUE

COMMON STOCKS - 99.23%

AGRICULTURAL SERVICES - 0.17%
3,149	Yara International ASA	$278,106
	TOTAL AGRICULTURAL SERVICES	278,106

AMUSEMENT AND RECREATION SERVICES - 1.27%
83,834	Ladbrokes plc	425,965
1,700	Nintendo Co Ltd	964,024
10,784	OPAP S.A.	377,320
28,957	TABCORP Holdings Ltd	272,266
	TOTAL AMUSEMENT AND RECREATION SERVICES	2,039,575

APPAREL AND ACCESSORY STORES - 0.10%
2,920	Hennes & Mauritz AB (B Shares)	157,535
	TOTAL APPAREL AND ACCESSORY STORES	157,535

APPAREL AND OTHER TEXTILE PRODUCTS - 0.19%
9,000	Onward Kashiyama Co Ltd	94,631
3,300	Shimamura Co Ltd	203,477
	TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	298,108

AUTO REPAIR, SERVICES AND PARKING - 0.14%
6,800	Aisin Seiki Co Ltd	223,371
	TOTAL AUTO REPAIR, SERVICES AND PARKING	223,371

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.26%
46,853	Inchcape plc	296,556
5,000	Suzuki Motor Corp	118,423
	TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	414,979

BUSINESS SERVICES - 1.89%
860	Adecco S.A.	42,511
660	Atos Origin S.A.	36,356
7,057	Computershare Ltd	62,204
39,000	Fujitsu Ltd	289,607
76,396	Group 4 Securicor plc	306,855
190	Hakuhodo DY Holdings, Inc	10,142
34,116	IFIL - Investments S.p.A.	220,472
500	Konami Corp	17,488
7,774	LogicaCMG plc	16,647
2,600	Mitsubishi UFJ Lease & Finance Co Ltd	112,973
65,000	NEC Corp	341,279
3,785	Publicis Groupe S.A.	122,121
98	Rakuten, Inc	49,473
24,060	Sage Group plc	99,605
8,779	SAP AG.	459,469
3,500	Softbank Corp	59,020

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Enhanced International Equity Index

SHARES		COMPANY	VALUE
1,129		United Internet AG.	$22,243
1,400		USS Co Ltd	92,503
71,301		WPP Group plc	681,330
		TOTAL BUSINESS SERVICES	3,042,298

CHEMICALS AND ALLIED PRODUCTS - 9.99%
1,078	*	Actelion Ltd	57,504
15,000		Asahi Kasei Corp	78,643
10,800		Astellas Pharma, Inc	459,272
13,656		AstraZeneca plc (ADR)	580,790
21,846		BASF AG.	1,505,655
2,179		Christian Dior S.A.	223,832
7,388		CSL Ltd	252,898
15,000		Dainippon Ink and Chemicals, Inc	43,530
12,668		DSM NV	742,493
2,400	*	Elan Corp plc (ADR)	85,320
86,036		GlaxoSmithKline plc	1,901,905
808		Grifols S.A.	25,735
6,965		Henkel KGaA	276,776
2,300		Hisamitsu Pharmaceutical Co, Inc	100,153
1,748		Incitec Pivot Ltd	309,518
5,000		Kao Corp	131,262
3,500		Kingboard Chemical Holdings Ltd	16,161
8,000		Kuraray Co Ltd	95,454
13,000		Kyowa Hakko Kogyo Co Ltd	133,286
12,700		Mediceo Paltac Holdings Co Ltd	233,874
85,500		Mitsubishi Chemical Holdings Corp	497,867
1,000		Mitsubishi Gas Chemical Co, Inc	7,204
42,167		Novartis AG.	2,320,541
10,075		Novo Nordisk AS (Class B)	663,242
2,800		Ono Pharmaceutical Co Ltd	154,425
7,197		Reckitt Benckiser Group plc	363,509
5,106		Roche Holding AG.	917,917
18,347		Sanofi-Aventis	1,219,137
2,600		Shin-Etsu Chemical Co Ltd	161,343
12,000		Shionogi & Co Ltd	237,598
18,400		Shire Ltd	300,794
1,000		Shiseido Co Ltd	22,917
3,414		Syngenta AG.	1,106,042
6,600		Takeda Pharmaceutical Co Ltd	335,673
5,000		Tanabe Seiyaku Co Ltd	65,358
112,000		UBE Industries Ltd	396,712
106		Wacker Chemie AG.	22,144
		TOTAL CHEMICALS AND ALLIED PRODUCTS	16,046,484

COMMUNICATIONS - 6.32%
21,140		BT Group plc	83,750
17,949		Cable & Wireless plc	53,650
45,917		Deutsche Telekom AG.	752,589
46,598		France Telecom S.A.	1,366,580
11,000	*	Hutchison Telecommunications International Ltd	15,577
49		KDDI Corp	303,184
144		Nippon Telegraph & Telephone Corp	710,535
16		NTT DoCoMo, Inc	23,468

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Enhanced International Equity Index

SHARES		COMPANY	VALUE
19,385		Portugal Telecom SGPS S.A.	$219,254
25,644		Royal KPN NV	438,430
43,000		Singapore Telecommunications Ltd	114,626
47,277		Telefonica S.A.	1,251,126
43,043		Telenor ASA	808,010
88,118		Telstra Corp Ltd	358,056
31,877		Vivendi Universal S.A.	1,201,962
82,943		Vodafone Group plc (ADR)	2,443,501
		TOTAL COMMUNICATIONS	10,144,298

DEPOSITORY INSTITUTIONS - 15.10%
23,726		Alliance & Leicester plc	138,469
10,378		Allied Irish Banks plc	159,934
20,981		Alpha Bank S.A.	635,168
29,246		Anglo Irish Bank Corp plc	272,793
16,206		Australia & New Zealand Banking Group Ltd	291,264
187,365		Banca Monte dei Paschi di Siena S.p.A.	528,118
69,867		Banco Bilbao Vizcaya Argentaria S.A.	1,331,228
9,666		Banco Espirito Santo S.A.	150,346
115,418		Banco Santander Central Hispano S.A.	2,105,694
6,000		Bank of Kyoto Ltd	62,715
4,796	v*	Barclays plc	907
22,384		Barclays plc	126,996
5,796		Bendigo Bank Ltd	60,738
9,243		BNP Paribas	832,026
172,000		BOC Hong Kong Holdings Ltd	455,925
20,000		Chiba Bank Ltd	140,435
8,230		Commonwealth Bank of Australia	317,344
26,669		Credit Agricole S.A.	541,391
9,000		DBS Group Holdings Ltd	125,217
7,539		Deutsche Bank AG.	650,802
26,692		Dexia	424,985
7,900		DNB NOR Holding ASA	100,363
1,196		EFG International	32,549
1,192		Erste Bank der Oesterreichischen Sparkassen AG.	73,721
25,600		Hang Seng Bank Ltd	540,521
5,000		Hokuhoku Financial Group, Inc	14,503
113,067		HSBC Holdings plc	1,740,965
43,793		ING Groep NV	1,384,630
49,692		Investec plc	302,568
173,175		Lloyds TSB Group plc	1,062,480
24,083		Mediobanca S.p.A.	408,133
124,200		Mitsubishi UFJ Financial Group, Inc	1,097,610
64,000		Mitsui Trust Holdings, Inc	381,196
73		Mizuho Financial Group, Inc	339,657
17,534		National Australia Bank Ltd	445,214
10,842		National Bank of Greece S.A.	487,963
37,964		Natixis	417,902
71,600		Nordea Bank AB	981,100
7,480		OKO Bank (Class A)	129,129
40,000		Oversea-Chinese Banking Corp	240,930
290		Raiffeisen International Bank Holding AG.	36,845
237		Resona Holdings, Inc	364,015
63,025		Royal Bank of Scotland Group plc	268,308

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Enhanced International Equity Index

SHARES		COMPANY	VALUE
65,000		Shinsei Bank Ltd	$222,829
35,708		Standard Chartered plc	1,011,238
79		Sumitomo Mitsui Financial Group, Inc	594,096
7,000		Sumitomo Trust & Banking Co Ltd	48,903
194		Swedbank AB (A Shares)	3,727
3,900		Sydbank AS	148,223
8,532	*	UBS A.G.	177,792
16	v*	UBS AG.	15
97,134		UniCredito Italiano S.p.A	590,851
14,000		United Overseas Bank Ltd	192,196
40,859		Westpac Banking Corp	784,776
20,000		Yamaguchi Financial Group, Inc	276,820
		TOTAL DEPOSITORY INSTITUTIONS	24,254,263

EATING AND DRINKING PLACES - 0.07%
14,957		Compass Group plc	112,506
		TOTAL EATING AND DRINKING PLACES	112,506

ELECTRIC, GAS, AND SANITARY SERVICES - 6.23%
3,528		AGL Energy Ltd	48,328
32,218		British Energy Group plc	453,246
10,200		Chubu Electric Power Co, Inc	249,144
14,300		Chugoku Electric Power Co, Inc	305,140
17,500		CLP Holdings Ltd	150,076
11,137		Contact Energy Ltd	67,781
4,775		E.ON AG.	962,372
3,900		Electric Power Development Co	144,792
6,945		Electricite de France	657,905
123,012		Enel S.p.A.	1,166,940
1,429		Fortum Oyj	72,329
12,683	*	Gaz de France	812,072
9,400		Hokuriku Electric Power Co	223,547
50,000		Hong Kong Electric Holdings Ltd	299,184
15,237		Iberdrola S.A.	203,015
7,300		Kansai Electric Power Co, Inc	171,020
16,500		Kyushu Electric Power Co, Inc	345,259
23,951		National Grid plc	313,958
38,000		Osaka Gas Co Ltd	139,395
1,598		Red Electrica de Espana	103,731
2,438		RWE AG.	307,812
5,107		Scottish & Southern Energy plc	142,296
44,469		Snam Rete Gas S.p.A.	303,119
11,200		Sojitz Holdings Corp	37,362
13,710		Suez S.A.	929,365
12,378	*	Union Fenosa S.A.	719,313
50,167	*	United Utilities plc	682,677
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	10,011,178

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 4.43%
50,817		ABB Ltd	1,438,418
13,000		Ericsson (LM) (B Shares)	135,180
8,400		Hitachi High-Technologies Corp	194,913
53,000		Hitachi Ltd	381,678
1,055		Koninklijke Philips Electronics NV	35,728

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Enhanced International Equity Index

SHARES		COMPANY	VALUE
3,500		Kyocera Corp	$330,167
42,000		Matsushita Electric Industrial Co Ltd	898,539
4,000		Matsushita Electric Works Ltd	40,818
40,000		Mitsubishi Electric Corp	432,635
5,800		Mitsumi Electric Co Ltd	129,311
1,400	*	NEC Electronics Corp	34,984
73,860		Nokia Oyj	1,805,351
10,000		Ricoh Co Ltd	180,993
15,900		Sony Corp	696,955
11,100		Sumco Corp	245,930
1,100		TDK Corp	65,822
9,000		Venture Corp Ltd	65,123
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	7,112,545

ENGINEERING AND MANAGEMENT SERVICES - 0.44%
5,207		Cap Gemini S.A.	305,272
4,077		Fugro NV	347,163
1,642		WorleyParsons Ltd	59,495
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	711,930

FOOD AND KINDRED PRODUCTS - 3.55%
15,000		Asahi Breweries Ltd	280,403
331,000		Golden Agri-Resources Ltd	218,492
12,296		Groupe Danone	860,401
5,171		InBev NV	357,528
738		Kerry Group plc (Class A)	21,784
25,000		Kirin Brewery Co Ltd	390,932
14,386		Lion Nathan Ltd	117,846
36,030		Nestle S.A.	1,623,680
6,500		Nisshin Seifun Group, Inc	81,699
24,000		Olam International Ltd	42,811
204,603		Parmalat S.p.A.	532,249
6,000		Swire Pacific Ltd (Class A)	61,415
57,068		Tate & Lyle plc	449,696
5,000		Toyo Suisan Kaisha Ltd	113,163
17,579		Unilever plc	499,456
13,000		Wilmar International Ltd	48,306
		TOTAL FOOD AND KINDRED PRODUCTS	5,699,861

FOOD STORES - 1.54%
1,345		Carrefour S.A.	75,814
5,400		FamilyMart Co Ltd	221,035
25,677		Koninklijke Ahold NV	344,215
13,800		Seven & I Holdings Co Ltd	395,137
27,259		Sonae SPGS S.A.	32,656
43,187		Tesco plc	315,885
96,271		WM Morrison Supermarkets plc	507,510
24,438		Woolworths Ltd	572,700
		TOTAL FOOD STORES	2,464,952

FURNITURE AND HOME FURNISHINGS STORES - 0.07%
39,312		Harvey Norman Holdings Ltd	116,341
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	116,341

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Enhanced International Equity Index

SHARES	COMPANY	VALUE
GENERAL BUILDING CONTRACTORS - 1.25%
3,328	Amec plc	$58,644
8,296	Balfour Beatty plc	69,789
3,170	Bilfinger Berger AG.	274,882
1,969	Eiffage S.A.	134,474
57,000	Kajima Corp	199,415
11,473	Lend Lease Corp Ltd	105,119
15,301	Vinci S.A.	934,338
8,986	YIT Oyj	224,388
	TOTAL GENERAL BUILDING CONTRACTORS	2,001,049

GENERAL MERCHANDISE STORES - 0.12%
2,000	Aeon Co Ltd	24,757
811	PPR	89,528
18,000	Tobu Railway Co Ltd	85,329
	TOTAL GENERAL MERCHANDISE STORES	199,614

HEALTH SERVICES - 0.07%
781	Fresenius Medical Care AG.	43,031
4,667	Parkway Holdings Ltd	7,963
4,817	Sonic Healthcare Ltd	67,265
	TOTAL HEALTH SERVICES	118,259

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.27%
999	ACS Actividades Cons y Servicios S.A.	49,989
4,867	Bouygues S.A.	321,109
15,931	Transurban Group	64,765
	TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	435,863

HOLDING AND OTHER INVESTMENT OFFICES - 1.32%
85,000	CapitaCommercial Trust	119,523
90,000	CapitaMall Trust	198,507
92,378	CFS Gandel Retail Trust	163,898
623	Eurazeo	66,293
8,773	GPT Group	18,694
771	Groupe Bruxelles Lambert S.A.	91,415
381	Heineken Holding NV	17,439
8	Japan Prime Realty Investment Corp	23,669
19	Japan Real Estate Investment Corp	200,677
12	Japan Retail Fund Investment Corp	69,190
2,900	JFE Holdings, Inc	146,213
1,625	KBC Ancora	141,500
10,595	Land Securities Group plc	258,551
43,707	Macquarie Infrastructure Group	97,249
105,000	Noble Group Ltd	183,781
17,000	NWS Holdings Ltd	44,393
1,898	Wendel	192,163
22,000	Wharf Holdings Ltd	92,106
	TOTAL HOLDING AND OTHER INVESTMENT OFFICES	2,125,261

HOTELS AND OTHER LODGING PLACES - 0.26%
5,640	Accor S.A.	374,664
4,934	Crown Ltd	43,890
	TOTAL HOTELS AND OTHER LODGING PLACES	418,554

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Enhanced International Equity Index

SHARES		COMPANY	VALUE
INDUSTRIAL MACHINERY AND EQUIPMENT - 2.38%
9,200		Alfa Laval AB	$142,135
1,485		Alstom RGPT	340,519
3,000		Amada Co Ltd	23,733
1,800		ASM Pacific Technology	13,605
12,833		ASML Holding NV	314,104
8,325		Brambles Ltd	69,679
18,200		Canon, Inc	936,861
1,300		Daikin Industries Ltd	65,732
800		Fanuc Ltd	78,238
4,000		FUJIFILM Holdings Corp	137,782
6,600		Hitachi Construction Machinery Co Ltd	185,037
4,000		Itochu Techno-Science Corp	129,984
25,600		Komatsu Ltd	714,908
5,988		Kone Oyj (Class B)	209,315
5,000		Konica Minolta Holdings, Inc	84,693
1,000		Makita Corp	40,925
12,000		NTN Corp	80,016
1,072		Rheinmetall AG.	77,382
831		Sulzer AG.	104,987
1,100		Tokyo Electron Ltd	63,435
125	*	Vestas Wind Systems AS	16,275
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	3,829,345

INSTRUMENTS AND RELATED PRODUCTS - 0.68%
458		Cochlear Ltd	19,236
5,001		Finmeccanica S.p.A.	130,756
2,000		Nikon Corp	58,547
19,000		Nippon Electric Glass Co Ltd	330,258
257,000		PCCW Ltd	155,648
2,861		Synthes, Inc	393,508
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	1,087,953

INSURANCE AGENTS, BROKERS AND SERVICE - 0.76%
46,270	*	HBOS plc	9,907
115,675		HBOS plc	633,303
25,169		QBE Insurance Group Ltd	541,161
2,690		Suncorp-Metway Ltd	33,709
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	1,218,080

INSURANCE CARRIERS - 4.26%
5,474		Allianz AG.	962,893
19,714		AMP Ltd	126,232
12,032		Aviva plc	119,287
3,418		AXA S.A.	100,714
6,822		Baloise Holding AG.	715,518
93,065		Corp Mapfre S.A.	444,255
12,783		Hannover Rueckversicherung AG.	629,666
19,300		Millea Holdings, Inc	752,220
5,600		Mitsui Sumitomo Insurance Group Holdings, Inc	193,545
5,071		Muenchener Rueckver AG.	889,421
95,005		Old Mutual plc	174,405
292,330		Royal & Sun Alliance Insurance Group plc	727,777

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Enhanced International Equity Index

SHARES		COMPANY	VALUE
54,807		Standard Life plc	$227,851
2,915		Swiss Life Holding	775,447
		TOTAL INSURANCE CARRIERS	6,839,231

LEATHER AND LEATHER PRODUCTS - 0.57%
4,174		Adidas-Salomon AG.	262,848
530		LVMH Moet Hennessy Louis Vuitton S.A.	55,288
9,567		ThyssenKrupp AG.	600,181
		TOTAL LEATHER AND LEATHER PRODUCTS	918,317

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.09%
26,243		Stagecoach Group plc	145,560
		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	145,560

METAL MINING - 5.03%
13,685		Anglo American plc	961,155
11,099		Antofagasta plc	144,318
51,380		BHP Billiton Ltd	2,186,746
35,902		BHP Billiton plc	1,376,852
19,100		Boliden AB	154,216
3,452		Kazakhmys plc	108,842
5,562		Newcrest Mining Ltd	154,362
5,938		Rio Tinto Ltd	768,300
7,236		Rio Tinto plc	871,415
853		Vedanta Resources plc	36,838
16,483		Xstrata plc	1,313,051
		TOTAL METAL MINING	8,076,095

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.20%
4,600		Sankyo Co Ltd	299,723
700		Yamaha Corp	13,536
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	313,259

MISCELLANEOUS RETAIL - 0.64%
8,814		Compagnie Financiere Richemont AG.	489,140
3,859		Home Retail Group	16,676
34,000		Hutchison Whampoa Ltd	342,866
17,500		Nippon Mining Holdings, Inc	109,875
4,434		Origin Energy Ltd	68,601
		TOTAL MISCELLANEOUS RETAIL	1,027,158

NONDEPOSITORY INSTITUTIONS - 0.75%
7,650		Acom Co Ltd	236,787
1,400		Aeon Credit Service Co Ltd	17,544
8,700		Credit Saison Co Ltd	182,497
86,683		Criteria Caixacorp S.A.	517,252
2,800		Investor AB (B Shares)	58,784
1,300		ORIX Corp	186,195
		TOTAL NONDEPOSITORY INSTITUTIONS	1,199,059

OIL AND GAS EXTRACTION - 1.62%
50,401		BG Group plc	1,309,802
13,849	*	Petroleum Geo-Services ASA	339,142
13,017		Santos Ltd	268,117

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Enhanced International Equity Index

SHARES		COMPANY	VALUE
1,361		Technip S.A.	$125,592
8,655		Woodside Petroleum Ltd	559,425
		TOTAL OIL AND GAS EXTRACTION	2,602,078

PAPER AND ALLIED PRODUCTS - 0.15%
42,237		Mondi plc	247,909
		TOTAL PAPER AND ALLIED PRODUCTS	247,909

PETROLEUM AND COAL PRODUCTS - 7.21%
33,300		BP plc (ADR)	2,316,681
5,000		Cosmo Oil Co Ltd	18,116
50,583		ENI S.p.A.	1,879,172
197		OMV AG.	15,392
6,862		Repsol YPF S.A.	269,294
45,863		Royal Dutch Shell plc (A Shares)	1,880,005
52,821		Royal Dutch Shell plc (B Shares)	2,115,132
18,500		Showa Shell Sekiyu KK	203,104
10,250		Statoil ASA	382,425
10,000		TonenGeneral Sekiyu KK	90,842
28,244		Total S.A.	2,404,082
		TOTAL PETROLEUM AND COAL PRODUCTS	11,574,245

PRIMARY METAL INDUSTRIES - 2.16%
4,436	*	Arcelor	435,946
6,568		BlueScope Steel Ltd	71,367
83,000		Mitsubishi Materials Corp	354,939
132,000		Nippon Steel Corp	715,391
88,000		Nisshin Steel Co Ltd	299,552
3,426		Salzgitter AG.	627,599
9,100		Sumitomo Electric Industries Ltd	115,566
6,272		Umicore	308,479
5,400		Voestalpine AG.	441,910
2,000		Yamato Kogyo Co Ltd	95,508
		TOTAL PRIMARY METAL INDUSTRIES	3,466,257

PRINTING AND PUBLISHING - 0.52%
7,000		Dai Nippon Printing Co Ltd	103,055
7,172		PagesJaunes Groupe S.A.	104,900
1,163		Promotora de Informaciones S.A.	12,398
2,981		Reed Elsevier plc	33,970
12,000		Singapore Press Holdings Ltd	37,520
5,539	*	Thomson Reuters plc	147,727
36,000		Toppan Printing Co Ltd	396,559
		TOTAL PRINTING AND PUBLISHING	836,129

RAILROAD TRANSPORTATION - 0.42%
36		Central Japan Railway Co	396,809
11		East Japan Railway Co	89,598
38		West Japan Railway Co	186,514
		TOTAL RAILROAD TRANSPORTATION	672,921

REAL ESTATE - 2.08%
80,000		Ascendas Real Estate Investment Trust	129,709
2,314		British Land Co plc	32,541

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Enhanced International Equity Index

SHARES	COMPANY	VALUE
11,000	Cheung Kong Holdings Ltd	$148,753
46,824	Chinese Estates Holdings Ltd	72,140
4,675	Corio NV	364,133
1,660	Gecina S.A.	200,623
63,000	Henderson Land Development Co Ltd	393,892
17,000	Hopewell Holdings	60,430
43,000	Hysan Development Co Ltd	118,328
4,317	Leighton Holdings Ltd	210,215
5,877	Liberty International plc	100,303
5,000	Mitsubishi Estate Co Ltd	114,473
8,000	Mitsui Fudosan Co Ltd	171,224
122,000	New World Development Ltd	249,195
11,400	Nomura Real Estate Holdings, Inc	240,874
38,000	Sino Land Co	75,625
15,194	Stockland Trust Group	78,565
3,000	Sumitomo Realty & Development Co Ltd	59,679
46,000	Tokyo Tatemono Co Ltd	297,924
14,163	Westfield Group	221,305
	TOTAL REAL ESTATE	3,339,931

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.32%
5,395	Bayer AG.	453,926
3,500	Bridgestone Corp	53,693
	TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	507,619

SECURITY AND COMMODITY BROKERS - 0.99%
7,651	Australian Stock Exchange Ltd	230,370
16,678	Babcock & Brown Ltd	119,741
8,351	Credit Suisse Group	380,112
1,081	Deutsche Boerse AG.	122,196
92	E*Trade Securities Co Ltd	71,856
2,200	Hong Kong Exchanges and Clearing Ltd	32,227
41,747	Legal & General Group plc	82,840
2,952	Macquarie Group Ltd	137,431
18,539	Man Group plc	229,020
61	SBI Holdings, Inc	13,351
793	Schroders plc	14,359
50,000	Shinko Securities Co Ltd	147,421
3,000	Singapore Exchange Ltd	15,304
	TOTAL SECURITY AND COMMODITY BROKERS	1,596,228

SPECIAL TRADE CONTRACTORS - 0.04%
6,000	Kinden Corp	60,571
	TOTAL SPECIAL TRADE CONTRACTORS	60,571

STONE, CLAY, AND GLASS PRODUCTS - 0.69%
11,497	CRH plc	334,144
1,490	Holcim Ltd	120,440
1,995	Lafarge S.A.	304,212
38,000	Nippon Sheet Glass Co Ltd	188,338
1,437	Pargesa Holding S.A.	159,325
	TOTAL STONE, CLAY, AND GLASS PRODUCTS	1,106,459

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Enhanced International Equity Index

SHARES	COMPANY	VALUE
TOBACCO PRODUCTS - 1.38%
38,160	British American Tobacco plc	$1,316,293
5,024	Imperial Tobacco Group plc	186,636
34,990	Swedish Match AB	713,083
	TOTAL TOBACCO PRODUCTS	2,216,012

TRANSPORTATION BY AIR - 0.89%
23,463	Deutsche Lufthansa AG.	505,528
78,966	Macquarie Airports	156,191
828	Merck KGaA	117,660
27,242	SABMiller plc	622,398
1,930	Singapore Airlines Ltd	20,889
	TOTAL TRANSPORTATION BY AIR	1,422,666

TRANSPORTATION EQUIPMENT - 6.46%
102,781	BAE Systems plc	902,146
9,665	Bayerische Motoren Werke AG.	464,370
39,257	Cobham plc	154,082
8,000	Cosco Corp Singapore Ltd	18,878
7,000	Daihatsu Motor Co Ltd	80,265
13,377	DaimlerChrysler AG.	829,718
41,496	Fiat S.p.A.	675,427
18,219	GKN plc	80,413
5,000	Hino Motors Ltd	31,054
26,900	Honda Motor Co Ltd	918,007
43,000	Isuzu Motors Ltd	207,067
10,000	Jardine Cycle & Carriage Ltd	125,329
1,300	JTEKT Corp	20,653
6,588	MAN AG.	730,506
24,000	NHK Spring Co Ltd	191,539
19,000	NSK Ltd	166,479
5,420	Peugeot S.A.	292,745
810	Renault S.A.	65,923
43,322	Scania AB (B Shares)	589,837
7,620	Siemens AG.	844,753
10,640	Thales S.A.	605,221
700	Tokai Rika Co Ltd	14,494
44,270	Tomkins plc	132,539
800	Toyoda Gosei Co Ltd	23,412
29,400	Toyota Motor Corp	1,387,797
1,166	Volkswagen AG.	336,797
39,400	Volvo AB (B Shares)	479,776
	TOTAL TRANSPORTATION EQUIPMENT	10,369,227

TRUCKING AND WAREHOUSING - 0.33%
17,057	Deutsche Post AG.	445,343
17,000	Nippon Express Co Ltd	81,644
	TOTAL TRUCKING AND WAREHOUSING	526,987

WATER TRANSPORTATION - 0.82%
23	AP Moller - Maersk AS (Class B)	280,531
9,000	Kawasaki Kisen Kaisha Ltd	84,579
16,000	Mitsui OSK Lines Ltd	228,191
41,000	Neptune Orient Lines Ltd	97,517
50,000	Nippon Yusen Kabushiki Kaisha	481,590

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Enhanced International Equity Index

SHARES		COMPANY	VALUE
98,000		Pacific Basin Shipping Ltd	$140,226
		TOTAL WATER TRANSPORTATION	1,312,634

WHOLESALE TRADE-DURABLE GOODS - 1.76%
6,000		Canon Marketing Japan, Inc	105,541
5,082	*	Fortescue Metals Group Ltd	57,737
10,000		Itochu Corp	106,618
30,000		Mitsubishi Corp	988,521
36,000		Mitsui & Co Ltd	794,559
74,000		Nissan Motor Co Ltd	614,605
696		Prysmian S.p.A.	17,571
1,212		Valeo S.A.	38,793
3,093		Wesfarmers Ltd	110,526
		TOTAL WHOLESALE TRADE-DURABLE GOODS	2,834,471

WHOLESALE TRADE-NONDURABLE GOODS - 0.98%
5,944		Casino Guichard Perrachon S.A.	671,249
300		Danisco AS	19,234
13,700		Esprit Holdings Ltd	142,651
26,000		Marubeni Corp	216,865
8,000		Nippon Oil Corp	53,899
5,200		Suzuken Co Ltd	192,083
9,649		Unilever NV	272,860
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	1,568,841

		TOTAL COMMON STOCKS	159,342,172
		(Cost $170,097,531)

PREFERRED STOCKS - 0.26%

TRANSPORTATION EQUIPMENT - 0.26%
2,678		Porsche AG.	412,355
		TOTAL TRANSPORTATION EQUIPMENT	412,355
		TOTAL PREFERRED STOCKS	412,355
		(Cost $503,609)

SHORT TERM INVESTMENTS -11.13%

PRINCIPAL

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 11.13%
$ 17,880,000		Federal Home Loan Bank Discount Notes, 0.000%, 07/01/08	17,880,000
			17,880,000

		TOTAL SHORT-TERM INVESTMENTS	17,880,000
		(Cost $17,880,000)

		TOTAL PORTFOLIO - 110.62%	177,634,527
		(Cost $188,481,140)

		OTHER ASSETS & LIABILITIES, NET - (10.62%)	(17,060,675)

		NET ASSETS - 100.00%	$160,573,852

		The following abbreviations are used in portfolio descriptions:
		ADR- American Depositary Receipt
		plc - Public Limited Company

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Enhanced International Equity Index

*	Non-income producing.
v	Security valued at fair value.

At June 30, 2008, the unrealized depreciation on investments was $10,846,613, consisting of gross unrealized appreciation of $2,025,199 and gross unrealized depreciation of $12,871,812.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Enhanced International Equity Index Fund

SUMMARY OF MARKET VALUES BY COUNTRY
ENHANCED INTERNATIONAL EQUITY INDEX FUND (unaudited)
June 30, 2008
		% OF
		MARKET
CONUTRY	VALUE	VALUE
DOMESTIC
UNITED STATES OF AMERICA	$17,880,000	10.10%
TOTAL DOMESTIC	17,880,000	10.10

FOREIGN
AUSTRALIA	10,818,883	6.10
AUSTRIA	567,867	0.30
BELGIUM	1,323,908	0.80
DENMARK	1,127,505	0.60
FINLAND	2,440,513	1.40
FRANCE	17,460,512	9.80
GERMANY	14,590,918	8.20
GREECE	1,500,451	0.90
HONG KONG	3,804,725	2.20
IRELAND	873,975	0.50
ITALY	6,452,807	3.60
JAPAN	34,187,459	19.20
NETHERLANDS	4,261,196	2.40
NEW ZEALAND	67,781	0.00
NORWAY	1,908,044	1.10
PORTUGAL	402,256	0.20
SINGAPORE	1,818,840	1.00
SPAIN	7,033,030	4.00
SWEDEN	3,415,373	1.90
SWITZERLAND	10,855,448	6.10
UNITED KINGDOM	34,843,037	19.60
TOTAL FOREIGN	159,754,527	89.90
TOTAL PORTFOLIO	$177,634,527	100.00%

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Enhanced Large-Cap Growth Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
ENHANCED LARGE-CAP GROWTH INDEX FUND
STATEMENT OF INVESTMENTS (unaudited)
June 30, 2008

		COMPANY	VALUE

COMMON STOCKS - 99.86%

AMUSEMENT AND RECREATION SERVICES - 0.49%
11,900	*	Activision, Inc	$405,433
3,100	*	Penn National Gaming, Inc	99,665
5,600		Walt Disney Co	174,720
3,500		Warner Music Group Corp	24,990
		TOTAL AMUSEMENT AND RECREATION SERVICES	704,808

APPAREL AND ACCESSORY STORES - 0.68%
600		Abercrombie & Fitch Co (Class A)	37,608
400		American Eagle Outfitters, Inc	5,452
1,300	*	AnnTaylor Stores Corp	31,148
5,000		Gap, Inc	83,350
9,400	*	Hanesbrands, Inc	255,116
15,900		Ross Stores, Inc	564,768
		TOTAL APPAREL AND ACCESSORY STORES	977,442

APPAREL AND OTHER TEXTILE PRODUCTS - 0.09%
1,100		Phillips-Van Heusen Corp	40,282
1,300		Polo Ralph Lauren Corp	81,614
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	121,896

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.60%
7,300		Advance Auto Parts	283,459
4,700	*	Autozone, Inc	568,747
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	852,206

BUSINESS SERVICES - 11.07%
27,300		Accenture Ltd (Class A)	1,111,656
1,800		Acxiom Corp	20,682
24,000	*	Adobe Systems, Inc	945,360
5,500	*	Affiliated Computer Services, Inc (Class A)	294,195
11,100	*	Autodesk, Inc	375,291
5,300	*	BMC Software, Inc	190,800
200	*	Cadence Design Systems, Inc	2,020
4,200	*	Compuware Corp	40,068
25,900	*	eBay, Inc	707,847
300	*	Electronic Arts, Inc	13,329
200		Electronic Data Systems Corp	4,928
10,700	*	Fiserv, Inc	485,459
4,700	*	Google, Inc (Class A)	2,474,174
5,200		IMS Health, Inc	121,160
7,000	*	Kinetic Concepts, Inc	279,370
2,900		Manpower, Inc	168,896
1,300		Mastercard, Inc (Class A)	345,176
187,700		Microsoft Corp	5,163,627
500	*	NAVTEQ Corp	38,500

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
91,200	*	Oracle Corp	$1,915,200
11,100		Robert Half International, Inc	266,067
3,200	*	Salesforce.com, Inc	218,336
1,700		Visa, Inc (Class A)	138,227
26,200	*	Yahoo!, Inc	541,292
		TOTAL BUSINESS SERVICES	15,861,660

CHEMICALS AND ALLIED PRODUCTS - 9.19%
25,100		Abbott Laboratories	1,329,547
100	*	Abraxis Bioscience, Inc	6,346
2,300		Air Products & Chemicals, Inc	227,378
9,300	*	Amgen, Inc	438,588
600		Avon Products, Inc	21,612
300	*	Barr Pharmaceuticals, Inc	13,524
8,400	*	Biogen Idec, Inc	469,476
2,500		Bristol-Myers Squibb Co	51,325
6,000		Celanese Corp (Series A)	273,960
100	*	Cephalon, Inc	6,669
1,200		CF Industries Holdings, Inc	183,360
3,600		Church & Dwight Co, Inc	202,860
6,300		Colgate-Palmolive Co	435,330
3,400		Ecolab, Inc	146,166
3,600		Eli Lilly & Co	166,176
3,600		Estee Lauder Cos (Class A)	167,220
16,500	*	Forest Laboratories, Inc	573,210
12,700	*	Genentech, Inc	963,930
800	*	Genzyme Corp	57,616
25,600	*	Gilead Sciences, Inc	1,355,520
5,800	*	Invitrogen Corp	227,708
3,200		Lubrizol Corp	148,256
19,400		Merck & Co, Inc	731,186
15,600		Monsanto Co	1,972,464
5,000		Mosaic Co	723,500
400		Nalco Holding Co	8,460
4,200	*	NBTY, Inc	134,652
22,700		Procter & Gamble Co	1,380,387
31,900		Schering-Plough Corp	628,111
4,400	*	Watson Pharmaceuticals, Inc	119,548
		TOTAL CHEMICALS AND ALLIED PRODUCTS	13,164,085

COAL MINING - 0.34%
300	*	Alpha Natural Resources, Inc	31,287
100		Arch Coal, Inc	7,503
1,600		Consol Energy, Inc	179,792
2,900		Massey Energy Co	271,875
		TOTAL COAL MINING	490,457

COMMUNICATIONS - 1.50%
2,200	*	American Tower Corp (Class A)	92,950
800	*	CTC Media, Inc	19,728
26,800	*	DIRECTV Group, Inc	694,388
15,500	*	DISH Network Corp (Class A)	453,840
4,700	*	Level 3 Communications, Inc	13,865
6,000	*	Liberty Media Corp - Entertainment (Series A)	145,380

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
3,400	*	NII Holdings, Inc	$161,466
1,200	*	SBA Communications Corp (Class A)	43,212
3,200		Telephone & Data Systems, Inc	151,264
800	*	US Cellular Corp	45,240
27,100		Windstream Corp	334,414
		TOTAL COMMUNICATIONS	2,155,747

DEPOSITORY INSTITUTIONS - 0.77%
500		Bank of New York Mellon Corp	18,915
6,200		Northern Trust Corp	425,134
26,900		Western Union Co	664,968
		TOTAL DEPOSITORY INSTITUTIONS	1,109,017

EATING AND DRINKING PLACES - 1.34%
8,300		Burger King Holdings, Inc	222,357
14,300		Darden Restaurants, Inc	456,742
9,100		McDonald's Corp	511,602
11,300	*	Starbucks Corp	177,862
1,100		Tim Hortons, Inc	31,559
14,700		Yum! Brands, Inc	515,823
		TOTAL EATING AND DRINKING PLACES	1,915,945

EDUCATIONAL SERVICES - 0.16%
4,300	*	Apollo Group, Inc (Class A)	190,318
500	*	ITT Educational Services, Inc	41,315
		TOTAL EDUCATIONAL SERVICES	231,633

ELECTRIC, GAS, AND SANITARY SERVICES - 1.71%
29,300	*	AES Corp	562,853
2,400	*	Allied Waste Industries, Inc	30,288
7,500	*	Calpine Corp	169,200
22,200		Centerpoint Energy, Inc	356,310
600		Constellation Energy Group, Inc	49,260
5,600	*	Covanta Holding Corp	149,464
3,100		El Paso Corp	67,394
1,000		Exelon Corp	89,960
6,700	*	NRG Energy, Inc	287,430
2,000		PPL Corp	104,540
10,800		Public Service Enterprise Group, Inc	496,044
2,100		Williams Cos, Inc	84,651
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	2,447,394

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 11.38%
5,600		Altera Corp	115,920
4,200		Amphenol Corp (Class A)	188,496
10,800		Analog Devices, Inc	343,116
19,100	*	Apple Computer, Inc	3,198,104
1,800	*	Avnet, Inc	49,104
11,500	*	Broadcom Corp (Class A)	313,835
1,800	*	Ciena Corp	41,706
123,800	*	Cisco Systems, Inc	2,879,588
1,500		Cooper Industries Ltd (Class A)	59,250
2,300	*	Dolby Laboratories, Inc (Class A)	92,690
4,400		Eaton Corp	373,868

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
200	*	First Solar, Inc	$54,564
3,000		Harman International Industries, Inc	124,170
100		Harris Corp	5,049
22,900		Honeywell International, Inc	1,151,412
110,900		Intel Corp	2,382,132
4,400		L-3 Communications Holdings, Inc	399,828
6,100		Linear Technology Corp	198,677
6,300	*	MEMC Electronic Materials, Inc	387,702
19,900		National Semiconductor Corp	408,746
5,200	*	NetApp, Inc	112,632
14,600	*	Nvidia Corp	273,312
37,800		Qualcomm, Inc	1,677,186
6,500		RadioShack Corp	79,755
19,400	*	Sanmina-SCI Corp	24,832
18,400	*	Sirius Satellite Radio, Inc	35,328
45,500		Texas Instruments, Inc	1,281,280
6,400	*	Vishay Intertechnology, Inc	56,768
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	16,309,050

ENGINEERING AND MANAGEMENT SERVICES - 2.00%
5,200	*	Celgene Corp	332,124
4,900		Fluor Corp	911,792
100	*	Gen-Probe, Inc	4,748
1,400	*	Hewitt Associates, Inc (Class A)	53,662
100	*	Jacobs Engineering Group, Inc	8,070
11,200	*	McDermott International, Inc	693,168
8,000		Moody's Corp	275,520
7,200	*	Shaw Group, Inc	444,888
3,400	*	URS Corp	142,698
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	2,866,670

FABRICATED METAL PRODUCTS - 0.68%
10,800	*	Crown Holdings, Inc	280,692
5,900		Illinois Tool Works, Inc	280,309
3,500		Parker Hannifin Corp	249,620
3,800		Stanley Works	170,354
		TOTAL FABRICATED METAL PRODUCTS	980,975

FOOD AND KINDRED PRODUCTS - 3.84%
13,900		Anheuser-Busch Cos, Inc	863,468
34,100		Coca-Cola Co	1,772,518
8,900	*	Dr Pepper Snapple Group, Inc	186,722
4,100		General Mills, Inc	249,157
3,700		Hershey Co	121,286
1,200		Kellogg Co	57,624
7,400		Pepsi Bottling Group, Inc	206,608
29,600		PepsiCo, Inc	1,882,264
2,000		Wrigley (Wm.) Jr Co	155,560
		TOTAL FOOD AND KINDRED PRODUCTS	5,495,207

FOOD STORES - 0.60%
29,700		Kroger Co	857,439
		TOTAL FOOD STORES	857,439

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
FORESTRY - 0.03%
1,100		Rayonier, Inc	$46,706
		TOTAL FORESTRY	46,706

FURNITURE AND FIXTURES - 0.15%
1,000		Hill-Rom Holdings, Inc	26,980
1,200		HNI Corp	21,192
5,900		Johnson Controls, Inc	169,212
		TOTAL FURNITURE AND FIXTURES	217,384

FURNITURE AND HOME FURNISHINGS STORES - 0.25%
9,000	*	GameStop Corp (Class A)	363,600
		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	363,600

GENERAL BUILDING CONTRACTORS - 0.25%
1,300		Centex Corp	17,381
400	*	NVR, Inc	200,032
14,100		Pulte Homes, Inc	135,783
		TOTAL GENERAL BUILDING CONTRACTORS	353,196

GENERAL MERCHANDISE STORES - 3.05%
10,600	*	Big Lots, Inc	331,144
5,500		Costco Wholesale Corp	385,770
8,900		Family Dollar Stores, Inc	177,466
1,200		Target Corp	55,788
19,200		TJX Cos, Inc	604,224
50,000		Wal-Mart Stores, Inc	2,810,000
		TOTAL GENERAL MERCHANDISE STORES	4,364,392

HEALTH SERVICES - 1.76%
2,500		AmerisourceBergen Corp	99,975
6,200		Cigna Corp	219,418
700	*	Edwards Lifesciences Corp	43,428
11,300	*	Express Scripts, Inc	708,736
2,600	*	Lincare Holdings, Inc	73,840
5,800		McKesson Corp	324,278
16,000	*	Medco Health Solutions, Inc	755,200
200		Omnicare, Inc	5,244
6,000	*	WellPoint, Inc	285,960
		TOTAL HEALTH SERVICES	2,516,079

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.42%
8,200	*	Foster Wheeler Ltd	599,830
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	599,830

HOLDING AND OTHER INVESTMENT OFFICES - 0.79%
2,800	*	Affiliated Managers Group, Inc	252,168
1,300		General Growth Properties, Inc	45,539
8,700		Prologis	472,845
2,900		Simon Property Group, Inc	260,681
2,000		Taubman Centers, Inc	97,300
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	1,128,533

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
HOTELS AND OTHER LODGING PLACES - 0.22%
1,900		Choice Hotels International, Inc	$50,350
6,900		Marriott International, Inc (Class A)	181,056
500		Starwood Hotels & Resorts Worldwide, Inc	20,035
2,800		Wyndham Worldwide Corp	50,148
200		Wynn Resorts Ltd	16,270
		TOTAL HOTELS AND OTHER LODGING PLACES	317,859

INDUSTRIAL MACHINERY AND EQUIPMENT - 9.56%
3,200	*	AGCO Corp	167,712
43,100		Applied Materials, Inc	822,779
12,000		Caterpillar, Inc	885,840
6,100		Cummins, Inc	399,672
6,200		Deere & Co	447,206
37,800	*	Dell, Inc	827,064
14,300		Dover Corp	691,691
6,400	*	Dresser-Rand Group, Inc	250,240
24,600	*	EMC Corp	361,374
13,200	*	FMC Technologies, Inc	1,015,476
68,100		Hewlett-Packard Co	3,010,701
24,500		International Business Machines Corp	2,903,985
7,100		ITT Industries, Inc	449,643
9,300		Jabil Circuit, Inc	152,613
3,100		Joy Global, Inc	235,073
3,600	*	Lam Research Corp	130,140
1,500		Lennox International, Inc	43,440
3,800	*	Lexmark International, Inc (Class A)	127,034
4,600		Seagate Technology, Inc	87,998
5,100	*	Teradata Corp	118,014
1,600		Toro Co	53,232
3,800	*	Varian Medical Systems, Inc	197,030
9,100	*	Western Digital Corp	314,223
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	13,692,180

INSTRUMENTS AND RELATED PRODUCTS - 5.64%
9,200	*	Agilent Technologies, Inc	326,968
200		Allergan, Inc	10,410
6,800		Applied Biosystems, Inc	227,664
3,000		Bard (C.R.), Inc	263,850
16,300		Baxter International, Inc	1,042,222
600		Beckman Coulter, Inc	40,518
5,800		Becton Dickinson & Co	471,540
3,400		Dentsply International, Inc	125,120
15,500		Emerson Electric Co	766,475
1,100	*	Intuitive Surgical, Inc	296,340
15,900		Johnson & Johnson	1,023,006
37,500		Medtronic, Inc	1,940,625
400		PerkinElmer, Inc	11,140
14,600	*	St. Jude Medical, Inc	596,848
300	*	Techne Corp	23,217
1,400	*	Thermo Electron Corp	78,022
7,500	*	Waters Corp	483,750
5,300	*	Zimmer Holdings, Inc	360,665
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	8,088,380

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
INSURANCE CARRIERS - 1.19%
3,800	*	ACE Ltd	$209,342
6,700		Aetna, Inc	271,551
7,300		Aflac, Inc	458,440
100	*	Philadelphia Consolidated Holding Co	3,397
6,700		Prudential Financial, Inc	400,258
400		Transatlantic Holdings, Inc	22,588
6,300		UnitedHealth Group, Inc	165,375
4,900	*	WellCare Health Plans, Inc	177,135
		TOTAL INSURANCE CARRIERS	1,708,086

LEATHER AND LEATHER PRODUCTS - 0.19%
9,600	*	Coach, Inc	277,248
		TOTAL LEATHER AND LEATHER PRODUCTS	277,248

METAL MINING - 0.55%
100		Cleveland-Cliffs, Inc	11,919
4,100		Freeport-McMoRan Copper & Gold, Inc (Class B)	480,479
5,600		Newmont Mining Corp	292,096
		TOTAL METAL MINING	784,494

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.26%
10,600		Hasbro, Inc	378,632
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	378,632

MISCELLANEOUS RETAIL - 1.68%
6,400	*	Amazon.com, Inc	469,312
800		Barnes & Noble, Inc	19,872
8,600		Best Buy Co, Inc	340,560
9,300		CVS Corp	368,001
8,400	*	Dollar Tree, Inc	274,596
1,000		Nutri/System, Inc	14,140
30,500		Staples, Inc	724,375
6,000		Walgreen Co	195,060
		TOTAL MISCELLANEOUS RETAIL	2,405,916

MOTION PICTURES - 0.85%
5,100	*	DreamWorks Animation SKG, Inc (Class A)	152,031
23,200		News Corp (Class A)	348,928
17,800		Time Warner, Inc	263,440
14,900	*	Viacom, Inc (Class B)	455,046
		TOTAL MOTION PICTURES	1,219,445

NONDEPOSITORY INSTITUTIONS - 0.89%
27,800		American Express Co	1,047,226
1,600	*	AmeriCredit Corp	13,792
5,600		Discover Financial Services	73,752
5,400	*	SLM Corp	104,490
800		Textron, Inc	38,344
		TOTAL NONDEPOSITORY INSTITUTIONS	1,277,604

OIL AND GAS EXTRACTION - 6.11%
100	*	Cameron International Corp	5,535
400	*	Continental Resources, Inc	27,728

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
7,000	*	Denbury Resources, Inc	$255,500
100		Diamond Offshore Drilling, Inc	13,914
6,900		ENSCO International, Inc	557,106
13,000		Halliburton Co	689,910
14,700	*	National Oilwell Varco, Inc	1,304,184
8,800		Noble Corp	571,648
2,100	*	Plains Exploration & Production Co	153,237
2,500		Range Resources Corp	163,850
21,900		Schlumberger Ltd	2,352,717
100		Smith International, Inc	8,314
1,300	*	Southwestern Energy Co	61,893
2,000	*	Superior Energy Services	110,280
10,100		Transocean, Inc	1,539,139
4,100	*	Unit Corp	340,177
4,000		W&T Offshore, Inc	234,040
5,300		XTO Energy, Inc	363,103
		TOTAL OIL AND GAS EXTRACTION	8,752,275

PERSONAL SERVICES - 0.09%
3,400		Weight Watchers International, Inc	121,074
		TOTAL PERSONAL SERVICES	121,074

PETROLEUM AND COAL PRODUCTS - 4.78%
2,600		Cabot Oil & Gas Corp	176,098
4,000		EOG Resources, Inc	524,800
29,700		Exxon Mobil Corp	2,617,461
6,000		Hess Corp	757,140
1,500		Holly Corp	55,380
4,000		Murphy Oil Corp	392,200
5,500		Noble Energy, Inc	553,080
17,500	*	Occidental Petroleum Corp	1,572,550
1,700	*	SandRidge Energy, Inc	109,786
2,300		Sunoco, Inc	93,587
		TOTAL PETROLEUM AND COAL PRODUCTS	6,852,082

PRIMARY METAL INDUSTRIES - 1.64%
5,500		AK Steel Holding Corp	379,500
300		Allegheny Technologies, Inc	17,784
300	*	CommScope, Inc	15,831
21,300		Corning, Inc	490,965
700		Hubbell, Inc (Class B)	27,909
5,600		Nucor Corp	418,152
4,400		Precision Castparts Corp	424,028
3,500		Steel Dynamics, Inc	136,745
2,400		United States Steel Corp	443,472
		TOTAL PRIMARY METAL INDUSTRIES	2,354,386

PRINTING AND PUBLISHING - 0.23%
2,700		Dun & Bradstreet Corp	236,628
1,900		John Wiley & Sons, Inc (Class A)	85,557
		TOTAL PRINTING AND PUBLISHING	322,185

RAILROAD TRANSPORTATION - 1.89%
13,300		Burlington Northern Santa Fe Corp	1,328,537

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
8,200		CSX Corp	$515,042
6,400		Norfolk Southern Corp	401,088
6,200		Union Pacific Corp	468,100
		TOTAL RAILROAD TRANSPORTATION	2,712,767

REAL ESTATE - 0.02%
400		Jones Lang LaSalle, Inc	24,076
		TOTAL REAL ESTATE	24,076

RUBBER AND MISCELLANEOUS PLASTIC PRODUCT - 0.36%
8,700		Nike, Inc (Class B)	518,607
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCT	518,607

SECURITY AND COMMODITY BROKERS - 1.97%
7,300		Broadridge Financial Solutions, Inc	153,665
4,100		Charles Schwab Corp	84,214
14,700	*	E*Trade Financial Corp	46,158
7,000		Eaton Vance Corp	278,320
10,200		Federated Investors, Inc (Class B)	351,084
2,700		Franklin Resources, Inc	247,455
2,100	*	IntercontinentalExchange, Inc	239,400
17,800		Invesco Ltd	426,844
400	*	MF Global Ltd	2,524
10,900	*	Nasdaq Stock Market, Inc	289,395
3,000		NYSE Euronext	151,980
7,500		SEI Investments Co	176,400
4,800		T Rowe Price Group, Inc	271,056
6,100	*	TD Ameritrade Holding Corp	110,349
		TOTAL SECURITY AND COMMODITY BROKERS	2,828,844

STONE, CLAY, AND GLASS PRODUCTS - 0.71%
11,600		3M Co	807,244
4,900	*	Owens-Illinois, Inc	204,281
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	1,011,525

TOBACCO PRODUCTS - 2.35%
61,100		Altria Group, Inc	1,256,216
1,400	*	Lorillard, Inc	96,824
40,800		Philip Morris International, Inc	2,015,112
		TOTAL TOBACCO PRODUCTS	3,368,152

TRANSPORTATION BY AIR - 0.07%
10,100	*	AMR Corp	51,712
2,500	*	Continental Airlines, Inc (Class B)	25,275
2,100		Southwest Airlines Co	27,384
		TOTAL TRANSPORTATION BY AIR	104,371

TRANSPORTATION EQUIPMENT - 2.85%
3,700		Autoliv, Inc	172,494
26,300		Boeing Co	1,728,436
3,200		General Dynamics Corp	269,440
2,300		Goodrich Corp	109,158
6,700		Lockheed Martin Corp	661,022
6,300		Northrop Grumman Corp	421,470

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
3,500		Oshkosh Truck Corp	$72,415
500		Paccar, Inc	20,915
4,500	*	Pactiv Corp	95,535
100		Raytheon Co	5,628
8,500		United Technologies Corp	524,450
		TOTAL TRANSPORTATION EQUIPMENT	4,080,963

TRANSPORTATION SERVICES - 0.37%
5,700		CH Robinson Worldwide, Inc	312,588
2,500		Expeditors International Washington, Inc	107,500
5,300		UTI Worldwide, Inc	105,735
		TOTAL TRANSPORTATION SERVICES	525,823

TRUCKING AND WAREHOUSING - 0.43%
4,100		Con-way, Inc	193,766
4,500		Landstar System, Inc	248,490
2,800		United Parcel Service, Inc (Class B)	172,116
		TOTAL TRUCKING AND WAREHOUSING	614,372

WATER TRANSPORTATION - 0.12%
600		Frontline Ltd	41,868
2,800	*	Kirby Corp	134,400
		TOTAL WATER TRANSPORTATION	176,268

WHOLESALE TRADE-DURABLE GOODS - 0.49%
7,000	*	Arrow Electronics, Inc	215,040
3,900		BorgWarner, Inc	173,082
6,200	*	Patterson Cos, Inc	182,218
700		Pool Corp	12,432
1,400		Reliance Steel & Aluminum Co	107,926
400	*	WESCO International, Inc	16,016
		TOTAL WHOLESALE TRADE-DURABLE GOODS	706,714

WHOLESALE TRADE-NONDURABLE GOODS - 1.21%
5,700		Airgas, Inc	332,823
4,800	*	Bare Escentuals, Inc	89,904
5,000		Cardinal Health, Inc	257,900
6,400	*	Endo Pharmaceuticals Holdings, Inc	154,816
400	*	Henry Schein, Inc	20,628
7,600		Herbalife Ltd	294,500
21,300		Sysco Corp	585,963
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	1,736,534

		TOTAL COMMON STOCKS	143,092,213
		(Cost $146,328,254)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 0.23%

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.23%
$ 330,000		Federal Home Loan Bank (FHLB), 07/01/08	330,000
			330,000

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Enhanced Large-Cap Growth Index Fund

	COMPANY	VALUE
	TOTAL SHORT TERM INVESTMENTS	$330,000
	(Cost $330,000)

	TOTAL PORTFOLIO - 100.09%	143,422,213
	(Cost $146,658,254)
	OTHER ASSETS & LIABILITIES, NET - (0.09)%	(123,859)

	NET ASSETS - 100.00%	$143,298,354

*	Non-income producing

	At June 30, 2008, the unrealized depreciation on investments was $3,236,041, consisting of
	gross unrealized appreciation of $3,337,011 and gross unrealized depreciation of $6,573,052.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Enhanced Large-Cap Value Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
ENHANCED LARGE-CAP VALUE INDEX FUND
STATEMENT OF INVESTMENTS (unaudited)
June 30, 2008

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.61%

AMUSEMENT AND RECREATION SERVICES - 0.88%
1,550		International Speedway Corp (Class A)	$60,497
27,366		Walt Disney Co	853,819
3,872		Warner Music Group Corp	27,646
		TOTAL AMUSEMENT AND RECREATION SERVICES	941,962

APPAREL AND ACCESSORY STORES - 0.27%
863		American Eagle Outfitters, Inc	11,763
426	*	AnnTaylor Stores Corp	10,207
12,599		Gap, Inc	210,025
594	*	Kohl's Corp	23,784
1,643		Limited Brands, Inc	27,685
		TOTAL APPAREL AND ACCESSORY STORES	283,464

APPAREL AND OTHER TEXTILE PRODUCTS - 0.28%
4,203		VF Corp	299,170
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	299,170

AUTO REPAIR, SERVICES AND PARKING - 0.03%
352	*	Federal Mogul Corp (Class A)	5,678
3,107	*	Hertz Global Holdings, Inc	29,827
		TOTAL AUTO REPAIR, SERVICES AND PARKING	35,505

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.83%
16,435		Home Depot, Inc	384,908
24,010		Lowe's Cos, Inc	498,208
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	883,116

BUSINESS SERVICES - 1.11%
2,035	*	Affiliated Computer Services, Inc (Class A)	108,852
137	*	Avis Budget Group, Inc	1,147
896		CA, Inc	20,689
908	*	Cadence Design Systems, Inc	9,171
5,266	*	Compuware Corp	50,238
2,161		Electronic Data Systems Corp	53,247
2,071		Fidelity National Information Services, Inc	76,441
1,675	*	Getty Images, Inc	56,833
11,939		IMS Health, Inc	278,179
1,224		Manpower, Inc	71,286
270	*	McAfee, Inc	9,188
2,881	*	Sun Microsystems, Inc	31,345
20,343	*	Symantec Corp	393,637
1,215	*	United Rentals, Inc	23,826
		TOTAL BUSINESS SERVICES	1,184,079

CHEMICALS AND ALLIED PRODUCTS - 9.44%

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
23,385	*	Amgen, Inc	$1,102,837
262	*	Biogen Idec, Inc	14,643
1,148		Chemtura Corp	6,704
880		Clorox Co	45,936
1,023		Colgate-Palmolive Co	70,689
590		Cytec Industries, Inc	32,190
20,718		Dow Chemical Co	723,265
2,800		Du Pont (E.I.) de Nemours & Co	120,092
12,476		Eli Lilly & Co	575,892
4,829	*	Forest Laboratories, Inc	167,759
8,881		Huntsman Corp	101,243
26,541	*	King Pharmaceuticals, Inc	277,884
6,371		Lubrizol Corp	295,168
36,791		Merck & Co, Inc	1,386,653
275		Mosaic Co	39,793
447	*	NBTY, Inc	14,331
129,359		Pfizer, Inc	2,259,902
3,176		PPG Industries, Inc	182,207
29,551		Procter & Gamble Co	1,796,996
215		Valspar Corp	4,066
18,141		Wyeth	870,042
		TOTAL CHEMICALS AND ALLIED PRODUCTS	10,088,292

COMMUNICATIONS - 6.68%
110,905		AT&T, Inc	3,736,389
100	*	Cablevision Systems Corp (Class A)	2,260
12,467	*	CenturyTel, Inc	443,701
3,710		Clear Channel Communications, Inc	130,592
13,163		Comcast Corp (Class A)	249,702
100		Embarq Corp	4,727
115		Hearst-Argyle Television, Inc	2,208
5,800	*	IAC/InterActiveCorp	111,824
217	*	Liberty Global, Inc (Series C)	6,588
8,431	*	Liberty Media Corp - Capital (Series A)	121,406
5,576	*	Liberty Media Corp - Entertainment (Series A)	135,106
29,747		Qwest Communications International, Inc	116,906
63,535		Sprint Nextel Corp	603,583
100	*	US Cellular Corp	5,655
37,808		Verizon Communications, Inc	1,338,403
10,507		Windstream Corp	129,656
		TOTAL COMMUNICATIONS	7,138,706

DEPOSITORY INSTITUTIONS - 10.71%
73,562		Bank of America Corp	1,755,925
1,921		Bank of Hawaii Corp	91,824
27,765		Bank of New York Mellon Corp	1,050,350
76,150		Citigroup, Inc	1,276,274
153		Colonial Bancgroup, Inc	676
8,233		Comerica, Inc	211,012
1,248		Commerce Bancshares, Inc	49,496
1,424		Cullen/Frost Bankers, Inc	70,986
132		First Citizens Bancshares, Inc (Class A)	18,413
21,587		First Horizon National Corp	160,391
7,982		Fulton Financial Corp	80,219

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
59,608		JPMorgan Chase & Co	$2,045,150
3,380		Keycorp	37,112
6,125		M&T Bank Corp	432,058
6,462		National City Corp	30,824
1,607		Northern Trust Corp	110,192
1,509		PNC Financial Services Group, Inc	86,164
4,061		Popular, Inc	26,762
6,244		State Street Corp	399,554
4,833		SunTrust Banks, Inc	175,051
27,093		US Bancorp	755,624
5,888		Valley National Bancorp	92,854
26,942		Wachovia Corp	418,409
32,603		Washington Mutual, Inc	160,733
5,589		Webster Financial Corp	103,955
57,126		Wells Fargo & Co	1,356,743
6,198		Western Union Co	153,215
9,466		Zions Bancorporation	298,084
		TOTAL DEPOSITORY INSTITUTIONS	11,448,050

ELECTRIC, GAS, AND SANITARY SERVICES - 7.38%
19,409		American Electric Power Co, Inc	780,824
3,479		Constellation Energy Group, Inc	285,626
16,272		Duke Energy Corp	282,807
16,181		Edison International	831,380
7,049		Energen Corp	550,033
1,097		Energy East Corp	27,118
6,758		Exelon Corp	607,950
5,698		FirstEnergy Corp	469,116
15,043		FPL Group, Inc	986,520
1,909		Hawaiian Electric Industries, Inc	47,210
4,327		Integrys Energy Group, Inc	219,941
5,533		National Fuel Gas Co	329,103
10,870		NiSource, Inc	194,790
10,057		Northeast Utilities	256,755
11,424		Pepco Holdings, Inc	293,026
3,875		PG&E Corp	153,799
4,463		PPL Corp	233,281
10,730		Progress Energy, Inc	448,836
5,712		Public Service Enterprise Group, Inc	262,352
5,678	*	Reliant Energy, Inc	120,771
2,416		SCANA Corp	89,392
4,761		Sempra Energy	268,758
48		Southern Co	1,676
10		Southern Union Co	270
134		TECO Energy, Inc	2,880
4,959		UGI Corp	142,373
116		Xcel Energy, Inc	2,328
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	7,888,915

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 1.67%
6,878	*	Avnet, Inc	187,632
477		AVX Corp	5,395
187		Cooper Industries Ltd (Class A)	7,387
2,958		Eaton Corp	251,341

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
637	*	EchoStar Corp (Class A)	$19,887
3,147		Honeywell International, Inc	158,231
5,659	*	Integrated Device Technology, Inc	56,250
13,543		Intel Corp	290,904
787	*	JDS Uniphase Corp	8,940
12,309	*	LSI Logic Corp	75,577
22,161		Motorola, Inc	162,662
640	*	QLogic Corp	9,338
16,783		RadioShack Corp	205,927
301	*	Spansion, Inc (Class A)	677
3,499		Teleflex, Inc	194,509
162	*	Thomas & Betts Corp	6,132
16,874	*	Vishay Intertechnology, Inc	149,672
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	1,790,461

ENGINEERING AND MANAGEMENT SERVICES - 0.20%
1,753	*	Hewitt Associates, Inc (Class A)	67,192
372		KBR, Inc	12,987
3,290		Moody's Corp	113,308
182	*	Shaw Group, Inc	11,246
100	*	URS Corp	4,197
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	208,930

FABRICATED METAL PRODUCTS - 0.84%
10,694		Illinois Tool Works, Inc	508,072
1,940		Parker Hannifin Corp	138,361
210		Snap-On, Inc	10,922
5,442		Stanley Works	243,965
		TOTAL FABRICATED METAL PRODUCTS	901,320

FOOD AND KINDRED PRODUCTS - 3.35%
6,170		Anheuser-Busch Cos, Inc	383,280
6,097		Archer Daniels Midland Co	205,774
15,065		Coca-Cola Co	783,079
14,387		Coca-Cola Enterprises, Inc	248,895
3,987		Corn Products International, Inc	195,802
16,131		Del Monte Foods Co	114,530
5,428	*	Dr Pepper Snapple Group, Inc	113,879
4,929		General Mills, Inc	299,535
2,819		J.M. Smucker Co	114,564
26,845		Kraft Foods, Inc (Class A)	763,740
442		Molson Coors Brewing Co (Class B)	24,014
4,639		Pepsi Bottling Group, Inc	129,521
5,312		PepsiAmericas, Inc	105,071
2,111		Reynolds American, Inc	98,520
127		Tyson Foods, Inc (Class A)	1,897
		TOTAL FOOD AND KINDRED PRODUCTS	3,582,101

FOOD STORES - 0.35%
4,026		Safeway, Inc	114,942
8,256	*	Supervalu, Inc	255,028
		TOTAL FOOD STORES	369,970

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
FURNITURE AND FIXTURES - 0.00% **
100		Johnson Controls, Inc	$2,868
		TOTAL FURNITURE AND FIXTURES	2,868

FURNITURE AND HOME FURNISHINGS STORES - 0.16%
2,680	*	Mohawk Industries, Inc	171,788
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	171,788

GENERAL BUILDING CONTRACTORS - 0.71%
8,159		Centex Corp	109,086
14,593		DR Horton, Inc	158,334
7,897		KB Home	133,696
8,153		Lennar Corp (Class A)	100,608
3,892		MDC Holdings, Inc	152,022
11,125		Pulte Homes, Inc	107,134
		TOTAL GENERAL BUILDING CONTRACTORS	760,880

GENERAL MERCHANDISE STORES - 1.33%
3,656		Family Dollar Stores, Inc	72,901
1,625		JC Penney Co, Inc	58,971
17,122		Macy's, Inc	332,509
17,094		Wal-Mart Stores, Inc	960,683
		TOTAL GENERAL MERCHANDISE STORES	1,425,064

HEALTH SERVICES - 0.97%
8,457		Cigna Corp	299,293
1,923	*	Coventry Health Care, Inc	58,498
102	*	Pediatrix Medical Group, Inc	5,021
14,163	*	WellPoint, Inc	675,009
		TOTAL HEALTH SERVICES	1,037,821

HOLDING AND OTHER INVESTMENT OFFICES - 2.32%
12,008		Annaly Mortgage Management, Inc	186,244
10,151		Apartment Investment & Management Co (Class A)	345,743
5,896		Brandywine Realty Trust	92,921
8,091		CBL & Associates Properties, Inc	184,798
210		Douglas Emmett, Inc	4,614
100		Duke Realty Corp	2,245
200		Equity Residential	7,654
6,420		General Growth Properties, Inc	224,893
10,990		HCP, Inc	349,592
4,281		Host Marriott Corp	58,436
2,049		HRPT Properties Trust	13,872
8,070		Liberty Property Trust	267,521
1,812		Mack-Cali Realty Corp	61,916
1,456		Nationwide Health Properties, Inc	45,849
1,510		Prologis	82,069
1,655		Public Storage, Inc	133,707
5,327		Taubman Centers, Inc	259,159
1,803		Ventas, Inc	76,754
6,360		Virgin Media, Inc	86,560
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	2,484,547

HOTELS AND OTHER LODGING PLACES - 0.12%
295		Choice Hotels International, Inc	7,817

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
6,661		Wyndham Worldwide Corp	$119,299
		TOTAL HOTELS AND OTHER LODGING PLACES	127,116

INDUSTRIAL MACHINERY AND EQUIPMENT - 6.36%
292	*	AGCO Corp	15,304
1,602		Black & Decker Corp	92,131
5,414	*	Brocade Communications Systems, Inc	44,611
9,164		Dover Corp	443,263
3,225	*	EMC Corp	47,375
1,823	*	Gardner Denver, Inc	103,546
189,514		General Electric Co	5,058,129
9,107		Jabil Circuit, Inc	149,446
164	*	Lam Research Corp	5,929
365	*	Lexmark International, Inc (Class A)	12,202
1,143	*	Oil States International, Inc	72,512
20,916		Seagate Technology, Inc	400,123
5,166	*	Teradata Corp	119,541
1,619	*	Terex Corp	83,168
4,440	*	Western Digital Corp	153,313
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	6,800,593

INSTRUMENTS AND RELATED PRODUCTS - 2.79%
18,883	*	Boston Scientific Corp	232,072
422		Emerson Electric Co	20,868
1,183	*	Hologic, Inc	25,789
39,596		Johnson & Johnson	2,547,607
5,462		Xerox Corp	74,065
1,270	*	Zimmer Holdings, Inc	86,423
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	2,986,824

INSURANCE AGENTS, BROKERS AND SERVICE - 0.35%
5,862		Hartford Financial Services Group, Inc	378,509
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	378,509

INSURANCE CARRIERS - 7.13%
13,335	*	ACE Ltd	734,625
7,254		Aetna, Inc	294,005
723		Aflac, Inc	45,404
2,592		Allied World Assurance Holdings Ltd	102,695
580		Allstate Corp	26,442
39,740		American International Group, Inc	1,051,520
282		American National Insurance Co	27,642
2,239	*	Arch Capital Group Ltd	148,490
1,420		Assurant, Inc	93,663
8,159		Axis Capital Holdings Ltd	243,220
14,464		Chubb Corp	708,881
260		Erie Indemnity Co (Class A)	11,999
1,885		Everest Re Group Ltd	150,253
11,213		Genworth Financial, Inc (Class A)	199,704
8,792		HCC Insurance Holdings, Inc	185,863
1,220	*	Humana, Inc	48,519
1,964		Lincoln National Corp	89,008
13,832		Loews Corp	648,721
6,324		Metlife, Inc	333,717

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
4,384		MGIC Investment Corp	$26,786
277		Nationwide Financial Services, Inc (Class A)	13,299
1,650	*	Philadelphia Consolidated Holding Co	56,051
1,925		Principal Financial Group	80,792
2,934		Protective Life Corp	111,639
9,932		Prudential Financial, Inc	593,338
4,621		RenaissanceRe Holdings Ltd	206,420
3,410		Stancorp Financial Group, Inc	160,134
5,057		Torchmark Corp	296,593
616		Transatlantic Holdings, Inc	34,786
6,542		Travelers Cos, Inc	283,923
13,420		UnitedHealth Group, Inc	352,275
1,325		UnumProvident Corp	27,096
9,591		W.R. Berkley Corp	231,719
27		XL Capital Ltd (Class A)	555
		TOTAL INSURANCE CARRIERS	7,619,777

METAL MINING - 0.82%
7,486		Freeport-McMoRan Copper & Gold, Inc (Class B)	877,284
		TOTAL METAL MINING	877,284

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.37%
169		Armstrong World Industries, Inc	4,938
9,006		Hasbro, Inc	321,694
212	*	Intrepid Potash, Inc	13,945
2,898		Mattel, Inc	49,614
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	390,191

MISCELLANEOUS RETAIL - 0.29%
3,008		CVS Corp	119,027
505	*	Dollar Tree, Inc	16,508
7,053		OfficeMax, Inc	98,037
47,910	*	Rite Aid Corp	76,177
		TOTAL MISCELLANEOUS RETAIL	309,749

MOTION PICTURES - 1.73%
28,628		CBS Corp (Class B)	557,960
41,857		News Corp (Class A)	629,529
43,624		Time Warner, Inc	645,635
541	*	Viacom, Inc (Class B)	16,522
		TOTAL MOTION PICTURES	1,849,646

NONDEPOSITORY INSTITUTIONS - 1.45%
2,725		American Express Co	102,651
1,735	*	AmeriCredit Corp	14,956
13,629		Capital One Financial Corp	518,038
21,936		Countrywide Financial Corp	93,228
20,435		Discover Financial Services	269,129
25,425	*	Fannie Mae	496,042
7,718		GLG Partners, Inc	60,200
154	*	Guaranty Financial Group, Inc	827
		TOTAL NONDEPOSITORY INSTITUTIONS	1,555,071

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
OIL AND GAS EXTRACTION - 1.31%
5,860		Anadarko Petroleum Corp	$438,562
192		Cimarex Energy Co	13,377
3,430		ENSCO International, Inc	276,938
2,149	*	Nabors Industries Ltd	105,795
3,101		Patterson-UTI Energy, Inc	111,760
1,952	*	Pride International, Inc	92,310
578		Tidewater, Inc	37,587
2,183	*	Unit Corp	181,124
2,041		XTO Energy, Inc	139,829
		TOTAL OIL AND GAS EXTRACTION	1,397,282

PAPER AND ALLIED PRODUCTS - 0.49%
5,708	*	Domtar Corporation	31,109
11,417		International Paper Co	266,016
510		Kimberly-Clark Corp	30,488
6,470		Sonoco Products Co	200,246
		TOTAL PAPER AND ALLIED PRODUCTS	527,859

PERSONAL SERVICES - 0.12%
4,776		Cintas Corp	126,612
		TOTAL PERSONAL SERVICES	126,612

PETROLEUM AND COAL PRODUCTS - 17.24%
8,404		Apache Corp	1,168,156
39,471		Chevron Corp	3,912,760
30,633		ConocoPhillips	2,891,449
9,994		Devon Energy Corp	1,200,879
78,477		Exxon Mobil Corp	6,916,178
19,583		Marathon Oil Corp	1,015,770
5,082		Noble Energy, Inc	511,046
4,464		Occidental Petroleum Corp	401,135
798		Sunoco, Inc	32,471
1,600		Tesoro Corp	31,632
8,498		Valero Energy Corp	349,948
		TOTAL PETROLEUM AND COAL PRODUCTS	18,431,424

PRIMARY METAL INDUSTRIES - 0.38%
2,837		Carpenter Technology Corp	123,835
3,774		Nucor Corp	281,805
		TOTAL PRIMARY METAL INDUSTRIES	405,640

PRINTING AND PUBLISHING - 0.32%
260		Dun & Bradstreet Corp	22,786
8,837		Gannett Co, Inc	191,498
2,788		McGraw-Hill Cos, Inc	111,855
464		Meredith Corp	13,127
		TOTAL PRINTING AND PUBLISHING	339,266

RAILROAD TRANSPORTATION - 0.68%
2,651		CSX Corp	166,509
8,894		Norfolk Southern Corp	557,387
		TOTAL RAILROAD TRANSPORTATION	723,896

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.06%
1,404	*	Goodyear Tire & Rubber Co	$25,033
2,189		Newell Rubbermaid, Inc	36,753
100		Sealed Air Corp	1,901
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	63,687

SECURITY AND COMMODITY BROKERS - 3.07%
8,780		Ameriprise Financial, Inc	357,083
329	*	CME Group, Inc	126,069
10,866	*	E*Trade Financial Corp	34,119
6,089		Goldman Sachs Group, Inc	1,064,966
19,187		Invesco Ltd	460,104
1,044		Lehman Brothers Holdings, Inc	20,682
8,223		Merrill Lynch & Co, Inc	260,751
2,922	*	MF Global Ltd	18,438
15,114		Morgan Stanley	545,162
9,926	*	Nasdaq Stock Market, Inc	263,535
5,062		Raymond James Financial, Inc	133,586
		TOTAL SECURITY AND COMMODITY BROKERS	3,284,495

STONE, CLAY, AND GLASS PRODUCTS - 0.23%
2,239		3M Co	155,812
2,221	*	Owens-Illinois, Inc	92,593
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	248,405

TOBACCO PRODUCTS - 0.37%
9,032		Altria Group, Inc	185,698
4,328		Philip Morris International, Inc	213,760
		TOTAL TOBACCO PRODUCTS	399,458

TRANSPORTATION BY AIR - 0.45%
2,087	*	AMR Corp	10,685
1,612	*	Continental Airlines, Inc (Class B)	16,297
2,855		FedEx Corp	224,945
2,524	*	Northwest Airlines Corp	16,810
16,353		Southwest Airlines Co	213,243
		TOTAL TRANSPORTATION BY AIR	481,980

TRANSPORTATION EQUIPMENT - 2.67%
6,406		Autoliv, Inc	298,648
23,299	*	Ford Motor Co	112,068
8,813		General Dynamics Corp	742,055
1,217		Genuine Parts Co	48,291
12,711		Northrop Grumman Corp	850,366
344		Oshkosh Truck Corp	7,117
2,226	*	Pactiv Corp	47,258
7,178	*	TRW Automotive Holdings Corp	132,578
10,003		United Technologies Corp	617,185
		TOTAL TRANSPORTATION EQUIPMENT	2,855,566

TRUCKING AND WAREHOUSING - 0.06%
1,257		Con-way, Inc	59,406
		TOTAL TRUCKING AND WAREHOUSING	59,406

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
WATER TRANSPORTATION - 0.04%
1,145		Carnival Corp	$37,739
		TOTAL WATER TRANSPORTATION	37,739

WHOLESALE TRADE-DURABLE GOODS - 1.00%
12,311	*	Arrow Electronics, Inc	378,194
6,042	*	Ingram Micro, Inc (Class A)	107,245
6,763		Reliance Steel & Aluminum Co	521,360
1,659	*	Tech Data Corp	56,224
180	*	WESCO International, Inc	7,207
		TOTAL WHOLESALE TRADE-DURABLE GOODS	1,070,230

WHOLESALE TRADE-NONDURABLE GOODS - 0.20%
3,682		Airgas, Inc	214,992
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	214,992

		TOTAL COMMON STOCKS	106,489,706
		(Cost $115,487,258)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 0.41%

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.41%
$ 440,000		Federal Home Loan Bank (FHLB), 07/01/08	440,000
			440,000

		TOTAL SHORT-TERM INVESTMENTS	440,000
		(Cost $440,000)

		TOTAL PORTFOLIO - 100.02%	106,929,706
		(Cost $115,927,258)
			(26,574)
		OTHER ASSETS & LIABILITIES, NET - (0.02)%

		NET ASSETS - 100.00%	$106,903,132

	*	Non-income producing
	**	Percentage represents less than 0.01%.

		At June 30, 2008, the net unrealized depreciation on investments was $8,997,552,
		consisting of gross unrealized appreciation of $2,017,947 and gross unrealized depreciation of
		$11,015,499.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
SOCIAL CHOICE EQUITY FUND
STATEMENT OF INVESTMENTS (unaudited)
June 30, 2008

SHARES		COMPANY	VALUE

AMUSEMENT AND RECREATION SERVICES - 0.89%
171,742		Walt Disney Co	$5,358,350
		TOTAL AMUSEMENT AND RECREATION SERVICES	5,358,350

APPAREL AND ACCESSORY STORES - 0.52%
11,133		American Eagle Outfitters, Inc	151,743
933	*	AnnTaylor Stores Corp	22,355
1,450		Cato Corp (Class A)	20,648
1,936	*	Charming Shoppes, Inc	8,886
7,029	*	Chico's FAS, Inc	37,746
8,780		Foot Locker, Inc	109,311
48,381		Gap, Inc	806,511
20,323	*	Kohl's Corp	813,733
26,865		Limited Brands, Inc	452,675
13,832		Nordstrom, Inc	419,110
1,000	*	Pacific Sunwear Of California, Inc	8,530
7,978		Ross Stores, Inc	283,378
1,873		Stage Stores, Inc	21,858
		TOTAL APPAREL AND ACCESSORY STORES	3,156,484

APPAREL AND OTHER TEXTILE PRODUCTS - 0.10%
77		Columbia Sportswear Co	2,830
4,748		Liz Claiborne, Inc	67,184
1,177		Phillips-Van Heusen Corp	43,102
1,841		Polo Ralph Lauren Corp	115,578
5,110		VF Corp	363,730
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	592,424

AUTO REPAIR, SERVICES AND PARKING - 0.04%
10,649	*	Hertz Global Holdings, Inc	102,230
1,721		Ryder System, Inc	118,543
1,419	*	Wright Express Corp	35,191
		TOTAL AUTO REPAIR, SERVICES AND PARKING	255,964

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.09%
533		Advance Auto Parts	20,696
3,098	*	Autozone, Inc	374,889
5,478	*	Carmax, Inc	77,733
1,431	*	Copart, Inc	61,276
2,611	*	Rush Enterprises, Inc (Class A)	31,358
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	565,952

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.89%
2,067		Fastenal Co	89,212
148,842		Home Depot, Inc	3,485,880

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
88,337		Lowe's Cos, Inc	$1,832,993
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	5,408,085

BUSINESS SERVICES - 6.36%
24,436	*	3Com Corp	51,804
6,044	*	3D Systems Corp	57,418
626		Administaff, Inc	17,459
31,753	*	Adobe Systems, Inc	1,250,751
8,651	*	Akamai Technologies, Inc	300,968
3,093	*	Alliance Data Systems Corp	174,909
27,840	*	Art Technology Group, Inc	89,088
10,378	*	Autodesk, Inc	350,880
66,865		Automatic Data Processing, Inc	2,801,643
49	*	Avocent Corp	911
6,444	v*	BearingPoint, Inc	5,284
1,800	*	Blackboard, Inc	68,814
3,880	*	Blue Coat Systems, Inc	54,747
12,417	*	BMC Software, Inc	447,012
1,978	*	Bottomline Technologies, Inc	19,246
2,400	*	BPZ Energy, Inc	70,560
305		Brink's Co	19,953
2,813	*	Cerner Corp	127,091
4,688	*	Ciber, Inc	29,112
6,958	*	Citrix Systems, Inc	204,635
5,413	*	CMGI, Inc	57,378
6,284	*	Cogent, Inc	71,449
600		Cognex Corp	13,830
12,426	*	Compuware Corp	118,544
9,356	*	COMSYS IT Partners, Inc	85,327
253	*	CSG Systems International, Inc	2,788
6,181	*	Deltek, Inc	46,852
2,857		Deluxe Corp	50,912
6,173	*	DivX, Inc	45,310
7,737	*	DST Systems, Inc	425,922
4,140	*	Earthlink, Inc	35,811
60,259	*	eBay, Inc	1,646,878
196	*	Eclipsys Corp	3,599
1,898	*	Equinix, Inc	169,340
14,060	*	Expedia, Inc	258,423
3,385		Fair Isaac Corp	70,306
149	*	Gartner, Inc	3,087
989	*	Gerber Scientific, Inc	11,255
2,062	*	Getty Images, Inc	69,964
10,431		Gevity HR, Inc	56,119
10,925	*	Google, Inc (Class A)	5,751,139
295	*	Hudson Highland Group, Inc	3,089
1,420	*	iGate Corp	11,545
14,779		IMS Health, Inc	344,351
11,824	*	Informatica Corp	177,833
32,577	*	Innovative Solutions & Support, Inc	210,122
1,537		Interactive Data Corp	38,625
5,595	*	Internap Network Services Corp	26,185
2,420	*	Interwoven, Inc	29,064
18,694	*	Intuit, Inc	515,394
400	*	inVentiv Health, Inc	11,116

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
3,346	*	Ipass, Inc	$6,926
6,475	*	Iron Mountain, Inc	171,911
6,833		Jack Henry & Associates, Inc	147,866
3,856	*	Kinetic Concepts, Inc	153,893
4,812	*	Lamar Advertising Co (Class A)	173,376
4,517	*	Lawson Software, Inc	32,839
2,066	*	Lionbridge Technologies	5,330
3,792	*	Liquidity Services, Inc	43,722
3,000	*	Magma Design Automation, Inc	18,210
2,659		Manpower, Inc	154,860
6,347		Marchex, Inc (Class B)	78,195
7,427	*	Mentor Graphics Corp	117,347
437,347		Microsoft Corp	12,031,416
60,232	v	MoneyGram International, Inc	54,811
4,881	*	Monster Worldwide, Inc	100,597
685	*	MPS Group, Inc	7,282
12,062	*	Network Equipment Technologies, Inc	42,820
22,052		NIC, Inc	150,615
21,969	*	Novell, Inc	129,397
10,534	*	Nuance Communications, Inc	165,068
32,700		Omnicom Group, Inc	1,467,576
2,876	*	Parametric Technology Corp	47,943
926	*	PeopleSupport, Inc	7,871
1,100		QAD, Inc	7,447
17,622	*	Radisys Corp	159,655
8,052	*	RealNetworks, Inc	53,143
11,325	*	Red Hat, Inc	234,314
10,204		Robert Half International, Inc	244,590
8,479	*	S1 Corp	64,186
6,589	*	Salesforce.com, Inc	449,567
12,320	*	Sapient Corp	79,094
6,096	*	Smith Micro Software, Inc	34,747
3,590	*	SonicWALL, Inc	23,156
29,587	*	Sonus Networks, Inc	101,188
57,616	*	Sun Microsystems, Inc	626,862
1,600	*	Sybase, Inc	47,072
67,752	*	Symantec Corp	1,311,001
3,047	*	Synchronoss Technologies, Inc	27,514
4,149	*	SYNNEX Corp	104,098
1,481	*	TeleTech Holdings, Inc	29,561
8,575	*	TIBCO Software, Inc	65,599
8,903	*	TNS, Inc	213,316
20,022		Total System Services, Inc	444,889
2,880	*	TradeStation Group, Inc	29,232
882	*	Trizetto Group, Inc	18,857
3,040	*	Ultimate Software Group, Inc	108,315
11,298	*	Unisys Corp	44,627
2,536		United Online, Inc	25,436
3,555	*	Vasco Data Security International	37,434
457		Viad Corp	11,786
9,766	*	VirnetX Holding Corp	45,900
24,105		Visa, Inc (Class A)	1,959,978
		TOTAL BUSINESS SERVICES	38,416,277

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
CHEMICALS AND ALLIED PRODUCTS - 9.40%
34,153		Air Products & Chemicals, Inc	$3,376,366
1,000		Alberto-Culver Co	26,270
831	*	Alexion Pharmaceuticals, Inc	60,248
1,038	*	Alkermes, Inc	12,830
82,778	*	Amgen, Inc	3,903,810
1,775	*	Arena Pharmaceuticals, Inc	9,212
828	*	Array Biopharma, Inc	3,892
2,400	*	Auxilium Pharmaceuticals, Inc	80,688
17,917		Avery Dennison Corp	787,094
22,593		Avon Products, Inc	813,800
675		Balchem Corp	15,613
9,722	*	Barr Pharmaceuticals, Inc	438,268
7,840	*	Bentley Pharmaceuticals, Inc	126,616
5,113	*	Biodel, Inc	66,469
15,447	*	Biogen Idec, Inc	863,333
6,301	*	BioMarin Pharmaceuticals, Inc	182,603
7,264	*	BioMimetic Therapeutics, Inc	86,587
139,634		Bristol-Myers Squibb Co	2,866,686
4,139	*	Calgon Carbon Corp	63,989
2,700	*	Caraco Pharmaceutical Laboratories Ltd	35,640
3,549	*	Cell Genesys, Inc	9,227
1,130		Church & Dwight Co, Inc	63,676
8,007		Clorox Co	417,965
42,659		Colgate-Palmolive Co	2,947,737
2,045	*	Cypress Bioscience, Inc	14,704
9,570	*	Dendreon Corp	42,587
39,426	*	Durect Corp	144,693
28,795		Ecolab, Inc	1,237,897
74,106		Eli Lilly & Co	3,420,733
533		Estee Lauder Cos (Class A)	24,758
39,021	*	Genentech, Inc	2,961,694
18,624	*	Genzyme Corp	1,341,300
1,241	*	Geron Corp	4,281
61,378	*	Gilead Sciences, Inc	3,249,965
6,847		H.B. Fuller Co	153,647
6,349	*	Human Genome Sciences, Inc	33,078
4,998	*	Idexx Laboratories, Inc	243,603
2,631	*	Immucor, Inc	68,090
2,774		Innophos Holdings, Inc	88,629
6,237	*	Inverness Medical Innovations, Inc	206,881
4,062	*	Invitrogen Corp	159,474
30,906	*	Javelin Pharmaceuticals, Inc	71,702
6,551		Lubrizol Corp	303,508
3,292	*	Medarex, Inc	21,760
2,930		Minerals Technologies, Inc	186,319
6,500		Nalco Holding Co	137,475
5,898	*	Neurocrine Biosciences, Inc	24,712
7,439	*	Noven Pharmaceuticals, Inc	79,523
419	*	OraSure Technologies, Inc	1,567
4,002	*	Par Pharmaceutical Cos, Inc	64,952
2,607		PDL BioPharma, Inc	27,686
9,232		Perrigo Co	293,301
3,248	*	Pharmasset, Inc	61,322

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
4,057	*	PharMerica Corp	$91,648
9,525	*	Pozen, Inc	103,632
14,511		PPG Industries, Inc	832,496
39,715		Praxair, Inc	3,742,742
6,486	*	Prestige Brands Holdings, Inc	69,141
181,400		Procter & Gamble Co	11,030,934
2,384	*	Progenics Pharmaceuticals, Inc	37,834
28,690		Rohm & Haas Co	1,332,364
8,225		RPM International, Inc	169,435
5,621	*	Salix Pharmaceuticals Ltd	39,516
92,222		Schering-Plough Corp	1,815,851
7,618		Sciele Pharma, Inc	147,408
4,640		Sensient Technologies Corp	130,662
5,532	*	Sepracor, Inc	110,197
17,664		Sigma-Aldrich Corp	951,383
1,886	*	SuperGen, Inc	3,866
655	*	United Therapeutics Corp	64,026
2,441	*	USANA Health Sciences, Inc	65,590
5,465		Valspar Corp	103,343
3,616	*	VCA Antech, Inc	100,452
4,030	*	Vertex Pharmaceuticals, Inc	134,884
77,960		Wyeth	3,738,962
6,828	*	Zymogenetics, Inc	57,492
		TOTAL CHEMICALS AND ALLIED PRODUCTS	56,802,318

COMMUNICATIONS - 4.09%
15,266		Alaska Communications Systems Group, Inc	182,276
35,005	*	American Tower Corp (Class A)	1,478,961
381	*	Anixter International, Inc	22,666
6,362	*	Brightpoint, Inc	46,443
13,372	*	Centennial Communications Corp	93,470
2,500	*	CenturyTel, Inc	88,975
111,045	*	Citizens Communications Co	1,259,250
5,963	*	Cox Radio, Inc (Class A)	70,363
31,053	*	Crown Castle International Corp	1,202,683
60,304	*	DIRECTV Group, Inc	1,562,477
20,363		Embarq Corp	962,559
5,670		Entercom Communications Corp (Class A)	39,803
40,784	*	Entravision Communications Corp (Class A)	163,952
45,397		Fairpoint Communications, Inc	327,312
107,461	*	FiberTower Corp	150,445
400		Fisher Communications, Inc	13,776
6,970	*	GeoEye, Inc	123,439
50,906		Gray Television, Inc	146,100
1,711		Hearst-Argyle Television, Inc	32,851
19,462	*	IAC/InterActiveCorp	375,227
30,191	*	ICO Global Communications Holdings Ltd	98,423
3,269	*	iPCS, Inc	96,860
8,551	*	Leap Wireless International, Inc	369,147
34,055	*	Liberty Global, Inc (Class A)	1,070,349
32,582	*	Liberty Media Corp - Capital (Series A)	469,181
57,992	*	Liberty Media Corp - Entertainment (Series A)	1,405,146
58,809	*	Liberty Media Holding Corp (Interactive A)	868,021
23,516	*	Lin TV Corp (Class A)	140,155

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
13,472	*	Mediacom Communications Corp (Class A)	$71,941
14,788	*	MetroPCS Communications, Inc	261,895
1,708	*	NeuStar, Inc (Class A)	36,825
11,773	*	NII Holdings, Inc	559,100
3,739		NTELOS Holdings Corp	94,858
1,661	*	Rural Cellular Corp (Class A)	73,931
178,125		Sprint Nextel Corp	1,692,188
12,291		SureWest Communications	103,613
2,435	*	Switch & Data Facilities Co, Inc	41,371
6,785	*	Syniverse Holdings, Inc	109,917
6,550	*	Terremark Worldwide, Inc	35,763
15,026	*	TerreStar Corp	59,803
32,323	*	Time Warner Cable, Inc (Class A)	855,913
12,375	*	TiVo, Inc	76,354
189,705		Verizon Communications, Inc	6,715,557
73,797		Windstream Corp	910,655
19,989	*	XM Satellite Radio Holdings, Inc (Class A)	156,714
		TOTAL COMMUNICATIONS	24,716,708

DEPOSITORY INSTITUTIONS - 5.50%
1,100		Associated Banc-Corp	21,219
269,686		Bank of America Corp	6,437,405
2,210		Bank of Hawaii Corp	105,638
74,128		Bank of New York Mellon Corp	2,804,262
28,463		BankAtlantic Bancorp, Inc (Class A)	50,095
58,546		BB&T Corp	1,333,092
3,750		City National Corp	157,763
14,030		Comerica, Inc	359,589
69,857		Fifth Third Bancorp	711,144
15,128		First Horizon National Corp	112,401
1,300		First Midwest Bancorp, Inc	24,245
36,115		Flagstar Bancorp, Inc	108,706
2,250		Fulton Financial Corp	22,613
17,256		Hudson City Bancorp, Inc	287,830
74,822	v	IndyMac Bancorp, Inc	41,900
45,430		Keycorp	498,821
13,034		M&T Bank Corp	919,418
24,418		Marshall & Ilsley Corp	374,328
3,856	*	Metavante Technologies, Inc	87,223
7,283		New York Community Bancorp, Inc	129,929
2,260		NewAlliance Bancshares, Inc	28,205
14,735		Northern Trust Corp	1,010,379
2,220		Old National Bancorp	31,657
3,430		People's United Financial, Inc	53,508
39,358		PNC Financial Services Group, Inc	2,247,342
10,529		Popular, Inc	69,386
6,460		Provident Financial Services, Inc	90,505
70,984		Regions Financial Corp	774,435
1,650		South Financial Group, Inc	6,468
45,986		Sovereign Bancorp, Inc	338,457
23,790		State Street Corp	1,522,322
41,853		SunTrust Banks, Inc	1,515,916
2,700	*	SVB Financial Group	129,897
12,541		Synovus Financial Corp	109,483

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
38,541		UCBH Holdings, Inc	$86,717
166,957		US Bancorp	4,656,431
1		Valley National Bancorp	8
840		Washington Federal, Inc	15,204
93,783		Washington Mutual, Inc	462,350
650		Webster Financial Corp	12,090
226,913		Wells Fargo & Co	5,389,184
2,527		Zions Bancorporation	79,575
		TOTAL DEPOSITORY INSTITUTIONS	33,217,140

EATING AND DRINKING PLACES - 1.23%
7,527	*	AFC Enterprises	60,141
1,289		Bob Evans Farms, Inc	36,865
15,057		Darden Restaurants, Inc	480,920
101,412		McDonald's Corp	5,701,383
700		O'Charleys, Inc	7,042
200		Ruby Tuesday, Inc	1,080
3,040	*	Sonic Corp	44,992
56,691	*	Starbucks Corp	892,316
6,540		Wendy's International, Inc	178,019
		TOTAL EATING AND DRINKING PLACES	7,402,758

EDUCATIONAL SERVICES - 0.01%
986	*	ITT Educational Services, Inc	81,473
		TOTAL EDUCATIONAL SERVICES	81,473

ELECTRIC, GAS, AND SANITARY SERVICES - 6.46%
67,273	*	AES Corp	1,292,314
20,435		AGL Resources, Inc	706,642
16,733		Alliant Energy Corp	573,273
9,323		Aqua America, Inc	148,888
20,179		Atmos Energy Corp	556,335
35,230		Avista Corp	756,036
16,783	*	Calpine Corp	378,624
31,580		Centerpoint Energy, Inc	506,859
3,970		Central Vermont Public Service Corp	76,899
3,626		CH Energy Group, Inc	128,977
24,010	*	Clean Energy Fuels Corp	275,875
39,643		Cleco Corp	924,871
57,161		Consolidated Edison, Inc	2,234,423
9,189		Crosstex Energy, Inc	318,491
17,960		Edison International	922,785
67,023		El Paso Corp	1,457,080
5,634		Energen Corp	439,621
27,712		Energy East Corp	685,041
1,347		EnergySouth, Inc	66,084
23,490		FPL Group, Inc	1,540,474
44,130		Hawaiian Electric Industries, Inc	1,091,335
36,770		Idacorp, Inc	1,062,285
1,741		ITC Holdings Corp	88,983
4,043		Laclede Group, Inc	163,216
8,927		MGE Energy, Inc	291,199
27,833		National Fuel Gas Co	1,655,507
3,799		New Jersey Resources Corp	124,037

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
12,991		Nicor, Inc	$553,287
85,845		NiSource, Inc	1,538,343
17,214		Northeast Utilities	439,474
3,520		Northwest Natural Gas Co	162,835
22,998	*	NRG Energy, Inc	986,614
14,316		NSTAR	484,167
55,932		OGE Energy Corp	1,773,604
14,294		Oneok, Inc	697,976
89,094		Pepco Holdings, Inc	2,285,261
12,107		PG&E Corp	480,527
13,245		Piedmont Natural Gas Co, Inc	346,489
12,149		Pinnacle West Capital Corp	373,825
24,831		PPL Corp	1,297,916
20,231		Public Service Enterprise Group, Inc	929,210
29,980		Questar Corp	2,129,779
18,769		Resource America, Inc (Class A)	174,927
16,181		Sempra Energy	913,417
48,262		Sierra Pacific Resources	613,410
3,830		SJW Corp	101,112
7,730		South Jersey Industries, Inc	288,793
2,980		Southwest Gas Corp	88,595
40,082		TECO Energy, Inc	861,362
5,867		UGI Corp	168,442
3,154		UIL Holdings Corp	92,759
9,745		WGL Holdings, Inc	338,541
60,842		Williams Cos, Inc	2,452,541
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	39,039,360

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 5.42%
35,067	*	Adaptec, Inc	112,214
5,880	*	Advanced Energy Industries, Inc	80,556
42,010	*	Advanced Micro Devices, Inc	244,918
26,230		Ametek, Inc	1,238,581
2,880	*	Anadigics, Inc	28,368
3,942		Baldor Electric Co	137,891
614	*	Benchmark Electronics, Inc	10,033
323,050	*	Cisco Systems, Inc	7,514,143
5,533	*	Conexant Systems, Inc	24,899
3,812	*	Cree, Inc	86,952
1,600		CTS Corp	16,080
1,600	*	Dolby Laboratories, Inc (Class A)	64,480
1,190	*	DTS, Inc	37,271
7,447		Eaton Corp	632,772
1,559	*	Energy Conversion Devices, Inc	114,805
3,735	*	Evergreen Solar, Inc	36,192
27,059	*	Finisar Corp	32,200
3,164	*	First Solar, Inc	863,202
1,511	*	FuelCell Energy, Inc	10,728
8,000	*	GrafTech International Ltd	214,640
529	*	Greatbatch, Inc	9,152
2,255		Harman International Industries, Inc	93,334
10,982	*	Harmonic, Inc	104,439
8,524	*	Hutchinson Technology, Inc	114,563
354,994		Intel Corp	7,625,271

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
2,305	*	InterDigital, Inc	$56,058
9,556	*	InterVoice, Inc	54,469
1,197		Lincoln Electric Holdings, Inc	94,204
9,352	*	Loral Space & Communications, Inc	164,782
556		LSI Industries, Inc	4,515
42,178	*	LSI Logic Corp	258,973
3,944	*	Medis Technologies Ltd	13,291
51,843	*	Micron Technology, Inc	311,058
5,517	*	Microtune, Inc	19,089
150,009	*	Motorola, Inc	1,101,066
19,297	*	NetApp, Inc	417,973
29,532	*	ON Semiconductor Corp	270,808
10,566	*	Oplink Communications, Inc	101,434
10,952	*	Optium Corp	79,731
3,798		Plantronics, Inc	84,771
183	*	PLX Technology, Inc	1,396
3,021	*	Polycom, Inc	73,592
2,828	*	Power-One, Inc	5,345
13,411	*	Powerwave Technologies, Inc	56,997
3,708	*	QLogic Corp	54,100
104,320		Qualcomm, Inc	4,628,678
13,942	*	Quantum Fuel Systems Technologies Worldwide, Inc	42,941
3,393		RadioShack Corp	41,632
11,334	*	RF Micro Devices, Inc	32,869
11,454	*	Silicon Storage Technology, Inc	31,727
141,247	*	Sirius Satellite Radio, Inc	271,194
10,177	*	Skyworks Solutions, Inc	100,447
18,304	*	Spansion, Inc (Class A)	41,184
3,292	*	Sunpower Corp (Class A)	236,958
7,773	*	Sycamore Networks, Inc	25,029
23,453	*	Symmetricom, Inc	90,060
1,847	*	Synaptics, Inc	69,687
2,450	*	Tekelec	36,039
5,501		Teleflex, Inc	305,801
26,227	*	Tellabs, Inc	121,956
826	*	Tessera Technologies, Inc	13,522
98,854		Texas Instruments, Inc	2,783,729
7,317	*	Thomas & Betts Corp	276,948
15,888	*	Triquint Semiconductor, Inc	96,281
2,358	*	TTM Technologies, Inc	31,149
15,539	*	Utstarcom, Inc	84,998
13,011	*	Valence Technology, Inc	57,639
1,000		Vicor Corp	9,980
3,532	*	Volterra Semiconductor Corp	60,962
1,685		Whirlpool Corp	104,015
14,276		Xilinx, Inc	360,469
10,944	*	Zix Corp	30,424
1,396	*	Zoltek Cos, Inc	33,853
2,243	*	Zoran Corp	26,243
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	32,717,750

ENGINEERING AND MANAGEMENT SERVICES - 0.64%
3,523	*	Amylin Pharmaceuticals, Inc	89,449
4,094	*	Applera Corp (Celera Genomics Group)	46,508

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
5,260	*	Ariad Pharmaceuticals, Inc	$12,624
21,953	*	Celgene Corp	1,402,138
505		Corporate Executive Board Co	21,235
908	*	CV Therapeutics, Inc	7,473
353	*	Gen-Probe, Inc	16,760
5,823	*	Hewitt Associates, Inc (Class A)	223,195
10,739	*	Incyte Corp	81,724
6,339	*	Isis Pharmaceuticals, Inc	86,401
400	*	Maxygen, Inc	1,356
25,334		Paychex, Inc	792,447
15,182		Quest Diagnostics, Inc	735,872
2,275	*	Regeneron Pharmaceuticals, Inc	32,851
79,922	*	Rentech, Inc	151,852
3,623	*	Savient Pharmaceuticals, Inc	91,662
19	*	Symyx Technologies, Inc	133
3,940	*	Tetra Tech, Inc	89,123
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	3,882,803

FABRICATED METAL PRODUCTS - 0.89%
2,140		Aptargroup, Inc	89,773
12,482		Commercial Metals Co	470,571
837	*	Commercial Vehicle Group, Inc	7,826
5,878		Dynamic Materials Corp	193,680
2,918		Gulf Island Fabrication, Inc	142,778
71,635		Illinois Tool Works, Inc	3,403,379
1,400		Insteel Industries, Inc	25,634
3,970		Pentair, Inc	139,029
4,517		Quanex Building Products Corp	67,123
3,025		Snap-On, Inc	157,330
11,548		Stanley Works	517,697
1,496		Valmont Industries, Inc	156,018
		TOTAL FABRICATED METAL PRODUCTS	5,370,838

FOOD AND KINDRED PRODUCTS - 3.68%
29,827		Campbell Soup Co	998,011
700		Corn Products International, Inc	34,377
47,786		General Mills, Inc	2,903,955
33,975		H.J. Heinz Co	1,625,704
1,337	*	Hansen Natural Corp	38,532
19,685		Hershey Co	645,274
3,370		J.M. Smucker Co	136,957
47,474		Kellogg Co	2,279,702
119,222		Kraft Foods, Inc (Class A)	3,391,866
1,360		Lancaster Colony Corp	41,181
2,752		McCormick & Co, Inc	98,136
115,673		PepsiCo, Inc	7,355,646
38,583		Sara Lee Corp	472,642
1,349		Tootsie Roll Industries, Inc	33,900
27,641		Wrigley (Wm.) Jr Co	2,149,917
		TOTAL FOOD AND KINDRED PRODUCTS	22,205,800

FOOD STORES - 0.21%
16		Arden Group, Inc (Class A)	2,028
315	*	Great Atlantic & Pacific Tea Co, Inc	7,188

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
32,163		Safeway, Inc	$918,254
8,176	*	Supervalu, Inc	252,557
4,554		Whole Foods Market, Inc	107,884
		TOTAL FOOD STORES	1,287,911

FORESTRY - 0.14%
16,047		Weyerhaeuser Co	820,644
		TOTAL FORESTRY	820,644

FURNITURE AND FIXTURES - 0.52%
1,540		Herman Miller, Inc	38,331
8,438		Hill-Rom Holdings, Inc	227,657
3,520		HNI Corp	62,163
69,377		Johnson Controls, Inc	1,989,732
11,832		Leggett & Platt, Inc	198,423
40,212		Masco Corp	632,535
1,069		Tempur-Pedic International, Inc	8,349
		TOTAL FURNITURE AND FIXTURES	3,157,190

FURNITURE AND HOMEFURNISHINGS STORES - 0.09%
14,525	*	Bed Bath & Beyond, Inc	408,153
1,590	*	GameStop Corp (Class A)	64,236
1,129	*	Mohawk Industries, Inc	72,369
1,000	*	Pier 1 Imports, Inc	3,440
305		Williams-Sonoma, Inc	6,051
		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	554,249

GENERAL BUILDING CONTRACTORS - 0.07%
100		Amrep Corp	4,759
121	*	Avatar Holdings, Inc	3,665
5,610		Centex Corp	75,006
2,209	*	Hovnanian Enterprises, Inc (Class A)	12,105
110		Lennar Corp (B Shares)	1,221
6,515		Lennar Corp (Class A)	80,395
4,853		M/I Homes, Inc	76,338
391	*	Meritage Homes Corp	5,932
5,613		Standard-Pacific Corp	18,972
6,302	*	Toll Brothers, Inc	118,036
		TOTAL GENERAL BUILDING CONTRACTORS	396,429

GENERAL MERCHANDISE STORES - 1.35%
42,458		Costco Wholesale Corp	2,978,004
14,563		JC Penney Co, Inc	528,491
10,200		Macy's, Inc	198,084
457	*	Retail Ventures, Inc	2,102
70,224		Target Corp	3,264,714
36,816		TJX Cos, Inc	1,158,600
		TOTAL GENERAL MERCHANDISE STORES	8,129,995

HEALTH SERVICES - 0.73%
761	*	Amsurg Corp	18,530
1,680	*	Corvel Corp	56,902
4,317	*	Edwards Lifesciences Corp	267,827
15,297	*	Five Star Quality Care, Inc	72,355

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
1,386	*	Healthways, Inc	$41,026
11,059	*	Laboratory Corp of America Holdings	770,038
7,760		LCA-Vision, Inc	37,015
1,890	*	LHC Group, Inc	43,942
5,099	*	LifePoint Hospitals, Inc	144,302
30,989	*	Nektar Therapeutics	103,813
6,226	*	Nighthawk Radiology Holdings, Inc	44,080
2,012	*	Pediatrix Medical Group, Inc	99,051
2,584	*	Psychiatric Solutions, Inc	97,778
54,379	*	WellPoint, Inc	2,591,703
		TOTAL HEALTH SERVICES	4,388,362

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.14%
2,642	*	Comverge, Inc	36,935
10,776	*	Foster Wheeler Ltd	788,265
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	825,200

HOLDING AND OTHER INVESTMENT OFFICES - 2.00%
37,970		Annaly Mortgage Management, Inc	588,915
8,100		Anworth Mortgage Asset Corp	52,731
20,859		Ashford Hospitality Trust, Inc	96,368
3,617		AvalonBay Communities, Inc	322,492
7,367		Boston Properties, Inc	664,651
7,018		Capstead Mortgage Corp	76,145
28,304		CBRE Realty Finance, Inc	97,366
2,455		Cherokee, Inc	49,468
14,076		Duke Realty Corp	316,006
30,751		Equity Residential	1,176,841
153		FelCor Lodging Trust, Inc	1,607
1,190		First Industrial Realty Trust, Inc	32,689
15,755		General Growth Properties, Inc	551,898
4,421		HCP, Inc	140,632
3,556		Health Care REIT, Inc	158,242
863		Highwoods Properties, Inc	27,115
3,683		Hospitality Properties Trust	90,086
29,531		Host Marriott Corp	403,098
8,502		HRPT Properties Trust	57,559
12,687		iStar Financial, Inc	167,595
18,076		Kimco Realty Corp	623,984
2,370		Lexington Corporate Properties Trust	32,303
2,053		Liberty Property Trust	68,057
610		Macerich Co	37,899
4,785		MFA Mortgage Investments, Inc	31,198
2,190		Mid-America Apartment Communities, Inc	111,778
101,407	*	NexCen Brands, Inc	56,798
32,157		NorthStar Realty Finance Corp	267,546
1,000		Post Properties, Inc	29,750
1,447		Potlatch Corp	65,289
16,299		Prologis	885,851
11,142		Public Storage, Inc	900,162
1,630		Regency Centers Corp	96,366
19,318		Simon Property Group, Inc	1,736,495
3,000		UDR, Inc	67,140
35,968		Virgin Media, Inc	489,524

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
10,348		Vornado Realty Trust	$910,624
4,943		WABCO Holdings, Inc	229,652
12,811		Weingarten Realty Investors	388,429
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	12,100,349

HOTELS AND OTHER LODGING PLACES - 0.26%
11,529		Choice Hotels International, Inc	305,519
7,745	*	Gaylord Entertainment Co	185,570
15,105	*	Great Wolf Resorts, Inc	66,009
11,327	*	Lodgian, Inc	88,690
5,534		Marcus Corp	82,733
23,071		Marriott International, Inc (Class A)	605,383
5,471		Starwood Hotels & Resorts Worldwide, Inc	219,223
		TOTAL HOTELS AND OTHER LODGING PLACES	1,553,127

INDUSTRIAL MACHINERY AND EQUIPMENT - 5.95%
7,890	*	AGCO Corp	413,515
2,612	*	Allis-Chalmers Energy, Inc	46,494
1,565		Ampco-Pittsburgh Corp	69,611
94,608		Applied Materials, Inc	1,806,067
1,445	*	Astec Industries, Inc	46,442
8,648	*	Axcelis Technologies, Inc	42,202
6,225		Black & Decker Corp	358,000
1,585		Briggs & Stratton Corp	20,098
35,688	*	Brocade Communications Systems, Inc	294,069
757		Cascade Corp	32,036
35,074		Caterpillar, Inc	2,589,163
1,693	*	Columbus McKinnon Corp	40,767
19,995	*	Cray, Inc	92,777
20,908		Cummins, Inc	1,369,892
44,898		Deere & Co	3,238,493
137,117	*	Dell, Inc	3,000,120
985		Donaldson Co, Inc	43,970
1,851	*	Dril-Quip, Inc	116,613
2,214	*	Emulex Corp	25,793
5,176	*	ENGlobal Corp	73,706
3,442	*	Entegris, Inc	22,545
8,492	*	FMC Technologies, Inc	653,289
400	*	Gardner Denver, Inc	22,720
8,135		Graco, Inc	309,699
166,842		Hewlett-Packard Co	7,376,085
15,553	*	Immersion Corp	105,916
7,764		Ingersoll-Rand Co Ltd (Class A)	290,632
1,629	*	Intermec, Inc	34,339
82,364		International Business Machines Corp	9,762,605
2,132	*	Intevac, Inc	24,049
6,099	*	Lam Research Corp	220,479
3,804	*	Lexmark International, Inc (Class A)	127,168
1,117		Lufkin Industries, Inc	93,024
7,726		Manitowoc Co, Inc	251,327
3,855		Modine Manufacturing Co	47,686
5,584		Nordson Corp	407,018
1,537	*	Oil States International, Inc	97,507
4,926		Pall Corp	195,464

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
21,762		Palm, Inc	$117,297
52,312	*	Quantum Corp	70,621
634	*	Rackable Systems, Inc	8,496
305		Sauer-Danfoss, Inc	9,501
50,823		Seagate Technology, Inc	972,244
4,004	*	Semitool, Inc	30,070
4,222	*	Sigma Designs, Inc	58,644
7,783	*	STEC, Inc	79,931
2,438	*	Tecumseh Products Co (Class A)	79,918
7,975		Tennant Co	239,808
3,140	*	Terex Corp	161,302
1,235	*	TurboChef Technologies, Inc	5,903
840	*	Ultratech, Inc	13,037
6,652	*	Varian Medical Systems, Inc	344,906
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	35,953,058

INSTRUMENTS AND RELATED PRODUCTS - 6.99%
3,204	*	Advanced Medical Optics, Inc	60,043
1,715	*	Affymetrix, Inc	17,647
27,051	*	Agilent Technologies, Inc	961,393
20,972		Allergan, Inc	1,091,593
377		Analogic Corp	23,777
6,590		Bard (C.R.), Inc	579,591
56,503		Baxter International, Inc	3,612,802
6,777		Beckman Coulter, Inc	457,651
27,574		Becton Dickinson & Co	2,241,766
1,350	*	Bruker BioSciences Corp	17,348
2,936	*	Cepheid, Inc	82,560
16,222		Danaher Corp	1,253,961
11,549		Dentsply International, Inc	425,003
90,700		Emerson Electric Co	4,485,115
6,721	*	Flir Systems, Inc	272,671
553	*	Formfactor, Inc	10,192
10,751		Garmin Ltd	460,573
7,738		Hillenbrand, Inc	165,593
12,980	*	Hologic, Inc	282,964
1,091	*	Illumina, Inc	95,037
2,198	*	Intuitive Surgical, Inc	592,141
7,191	*	ION Geophysical Corp	125,483
350	*	Itron, Inc	34,423
3,346	*	Ixia	23,255
171,889		Johnson & Johnson	11,059,338
82	*	L-1 Identity Solutions, Inc	1,092
4,280	*	LTX Corp	9,416
102,386		Medtronic, Inc	5,298,476
4,268	*	Millipore Corp	289,626
1,550	*	MKS Instruments, Inc	33,945
980		Movado Group, Inc	19,404
606	*	OYO Geospace Corp	35,718
24,171		Pitney Bowes, Inc	824,231
381	*	Resmed, Inc	13,617
610	*	Rofin-Sinar Technologies, Inc	18,422
2,613		Roper Industries, Inc	172,144
23,911	*	St. Jude Medical, Inc	977,482

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
4,870		STERIS Corp	$140,061
27,508		Stryker Corp	1,729,703
1,367	*	Techne Corp	105,792
28,325	*	Thermo Electron Corp	1,578,552
4,018	*	Trimble Navigation Ltd	143,443
7,276	*	Vivus, Inc	48,604
4,485	*	Waters Corp	289,282
68,842		Xerox Corp	933,497
16,348	*	Zimmer Holdings, Inc	1,112,481
800	*	Zygo Corp	7,864
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	42,214,772

INSURANCE AGENTS, BROKERS AND SERVICE - 0.56%
20,659		AON Corp	949,075
18,378	*	Crawford & Co (Class B)	146,840
35,491		Hartford Financial Services Group, Inc	2,291,654
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	3,387,569

INSURANCE CARRIERS - 3.89%
41,221		Aetna, Inc	1,670,687
63,293		Aflac, Inc	3,974,800
71	*	Alleghany Corp	23,576
9,279		Ambac Financial Group, Inc	12,434
510		American Physicians Capital, Inc	24,704
13,764		Aspen Insurance Holdings Ltd	325,794
9,751		Assurant, Inc	643,176
1,565	*	Centene Corp	26,276
58,608		Chubb Corp	2,872,378
34,532		Cincinnati Financial Corp	877,113
6,428		Endurance Specialty Holdings Ltd	197,918
3,675		Erie Indemnity Co (Class A)	169,601
37,561		Genworth Financial, Inc (Class A)	668,961
2,617		Hanover Insurance Group, Inc	111,223
1,192	*	HealthExtras, Inc	35,927
13,375	*	Humana, Inc	531,924
500		LandAmerica Financial Group, Inc	11,095
12,891		Leucadia National Corp	605,103
36,142		Lincoln National Corp	1,637,955
613	*	Markel Corp	224,971
11,293		MBIA, Inc	49,576
6,699		MGIC Investment Corp	40,931
2,411	*	Molina Healthcare, Inc	58,684
6,700		Nationwide Financial Services, Inc (Class A)	321,667
1,407		Odyssey Re Holdings Corp	49,949
4,874		Phoenix Cos, Inc	37,091
3,089		PMI Group, Inc	6,024
30,089		Principal Financial Group	1,262,835
71,515		Progressive Corp	1,338,761
3,285		Protective Life Corp	124,994
3,750		Radian Group, Inc	5,438
18,784		Safeco Corp	1,261,533
381		Stancorp Financial Group, Inc	17,892
1,100		Tower Group, Inc	23,309
73,925		Travelers Cos, Inc	3,208,345

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
2,930		Unitrin, Inc	$80,780
15,039		UnumProvident Corp	307,548
12,592		W.R. Berkley Corp	304,223
17,089		XL Capital Ltd (Class A)	351,350
		TOTAL INSURANCE CARRIERS	23,496,546

LEATHER AND LEATHER PRODUCTS - 0.10%
19,812	*	Coach, Inc	572,170
2,309		Weyco Group, Inc	61,258
		TOTAL LEATHER AND LEATHER PRODUCTS	633,428

LEGAL SERVICES - 0.02%
1,833	*	FTI Consulting, Inc	125,487
		TOTAL LEGAL SERVICES	125,487

LUMBER AND WOOD PRODUCTS - 0.01%
6,717	*	Champion Enterprises, Inc	39,294
300		Skyline Corp	7,050
		TOTAL LUMBER AND WOOD PRODUCTS	46,344

METAL MINING - 0.11%
16,494	*	Allied Nevada Gold Corp	97,150
2,358	*	Rosetta Resources, Inc	67,203
16,508		Royal Gold, Inc	517,691
		TOTAL METAL MINING	682,044

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.32%
1,840		Callaway Golf Co	21,767
1,145		Daktronics, Inc	23,095
54,800		Mattel, Inc	938,176
390		Nautilus, Inc	1,981
23,478		Tyco International Ltd	940,059
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	1,925,078

MISCELLANEOUS RETAIL - 1.50%
16,480	*	Amazon.com, Inc	1,208,478
17,147		Best Buy Co, Inc	679,021
658	*	Coldwater Creek, Inc	3,474
74,264		CVS Corp	2,938,627
1,162	*	Dollar Tree, Inc	37,986
5,064	*	GSI Commerce, Inc	69,022
17,401	*	Hibbett Sports, Inc	367,161
315		Nutri/System, Inc	4,454
12,229	*	Office Depot, Inc	133,785
930	*	Overstock.com, Inc	24,134
1,100		Petsmart, Inc	21,945
1,614	*	Priceline.com, Inc	186,352
42,325		Staples, Inc	1,005,219
2,200		Systemax, Inc	38,830
3,347		Tiffany & Co	136,390
67,062		Walgreen Co	2,180,186
		TOTAL MISCELLANEOUS RETAIL	9,035,064

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
MOTION PICTURES - 1.20%
457	*	Avid Technology, Inc	$7,764
19,316	*	Discovery Holding Co (Class A)	424,179
6,671	*	DreamWorks Animation SKG, Inc (Class A)	198,862
2,881		Regal Entertainment Group (Class A)	44,022
319,387		Time Warner, Inc	4,726,928
6,284	*	tw telecom inc	100,733
56,554	*	Viacom, Inc (Class B)	1,727,159
		TOTAL MOTION PICTURES	7,229,647

NONDEPOSITORY INSTITUTIONS - 1.32%
2,860		Advanta Corp (Class A)	15,616
97,619		American Express Co	3,677,308
14,309	*	AmeriCredit Corp	123,343
32,480		Capital One Financial Corp	1,234,565
9,196		CapitalSource, Inc	101,892
50,159		Centerline Holding Co	83,765
41,890		CIT Group, Inc	285,271
39,022		Discover Financial Services	513,920
7,700		Federal Agricultural Mortgage Corp (Class C)	190,806
66,195		Freddie Mac	1,085,598
29,486	*	Guaranty Financial Group, Inc	158,340
30,605		Medallion Financial Corp	288,299
20,027	*	NewStar Financial, Inc	118,359
1,600	*	PHH Corp	24,560
2,690	*	thinkorswim Group, Inc	18,965
1,293	*	World Acceptance Corp	43,535
		TOTAL NONDEPOSITORY INSTITUTIONS	7,964,142

NONMETALLIC MINERALS, EXCEPT FUELS - 0.19%
11,873		AMCOL International Corp	337,906
520		Compass Minerals International, Inc	41,891
12,539		Vulcan Materials Co	749,581
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	1,129,378

OIL AND GAS EXTRACTION - 7.24%
6,267		Atlas America, Inc	282,328
2,516	*	ATP Oil & Gas Corp	99,307
290	*	Atwood Oceanics, Inc	36,059
6,354		Berry Petroleum Co (Class A)	374,124
3,340	*	Bronco Drilling Co, Inc	61,389
14,852	*	Callon Petroleum Co	406,351
12,822	*	Cameron International Corp	709,698
837	*	Carrizo Oil & Gas, Inc	56,991
7,781	*	Cheniere Energy, Inc	34,003
53,646		Chesapeake Energy Corp	3,538,490
10,407		Cimarex Energy Co	725,056
1,930	*	Complete Production Services, Inc	70,291
4,524	*	Contango Oil & Gas Co	420,370
500	*	Dawson Geophysical Co	29,730
4,419	*	Delta Petroleum Corp	112,773
44,124	*	Denbury Resources, Inc	1,610,526
4,054	*	Edge Petroleum Corp	21,851
4,870	*	Encore Acquisition Co	366,175
18,667		ENSCO International, Inc	1,507,173

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
39,754		Equitable Resources, Inc	$2,745,411
1,370	*	EXCO Resources, Inc	50,567
1,383	*	Exterran Holdings, Inc	98,871
1,600	*	Geokinetics, Inc	28,976
3,100	*	Geomet, Inc	29,388
10,815	*	Global Industries Ltd	193,913
2,553	*	GMX Resources, Inc	189,177
5,131	*	Goodrich Petroleum Corp	425,463
15,131	*	Grey Wolf, Inc	136,633
7,567	*	Helix Energy Solutions Group, Inc	315,090
18,933		Helmerich & Payne, Inc	1,363,555
3,600	*	Hercules Offshore, Inc	136,872
10,552	*	McMoRan Exploration Co	290,391
38,009	*	Meridian Resource Corp	112,127
17,335	*	Nabors Industries Ltd	853,402
36,691	*	National Oilwell Varco, Inc	3,255,225
18,000		Noble Corp	1,169,280
1,457	*	Oceaneering International, Inc	112,262
3,912	*	Parallel Petroleum Corp	78,748
3,300	*	Parker Drilling Co	33,033
26,390	*	PetroHawk Energy Corp	1,222,121
3,626	*	Petroleum Development Corp	241,093
5,283	*	Petroquest Energy, Inc	142,113
3,700	*	Pioneer Drilling Co	69,597
17,823		Pioneer Natural Resources Co	1,395,184
19,781	*	Plains Exploration & Production Co	1,443,420
18,819	*	Pride International, Inc	889,950
14,910	*	Quicksilver Resources, Inc	576,122
12,094		Range Resources Corp	792,641
2,430		RPC, Inc	40,824
18,167		Smith International, Inc	1,510,404
17,638	*	Southwestern Energy Co	839,745
7,378		St. Mary Land & Exploration Co	476,914
3,305	*	Stone Energy Corp	217,832
43,021	*	Sulphco, Inc	97,658
1,765	*	Superior Energy Services	97,322
6,766	*	Swift Energy Co	446,962
4,765	*	Toreador Resources Corp	40,645
32,596		Transocean, Inc	4,967,304
3,817	*	TXCO Resources, Inc	44,888
4,713	*	Unit Corp	391,038
5,760	*	Venoco, Inc	133,690
5,198		W&T Offshore, Inc	304,135
1,141	*	Warren Resources, Inc	16,750
16,278	*	Weatherford International Ltd	807,226
3,841	*	Whiting Petroleum Corp	407,453
59,420		XTO Energy, Inc	4,070,864
		TOTAL OIL AND GAS EXTRACTION	43,764,964

PAPER AND ALLIED PRODUCTS - 0.84%
9,456		Bemis Co	212,004
6,951	*	Buckeye Technologies, Inc	58,805
22,095	*	Domtar Corporation	120,418
2,230		Glatfelter	30,127

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
26,740		International Paper Co	$623,042
42,493		Kimberly-Clark Corp	2,540,231
31,621		MeadWestvaco Corp	753,845
7,948		Packaging Corp of America	170,961
2,117		Rock-Tenn Co (Class A)	63,489
108	*	Smurfit-Stone Container Corp	440
13,215		Sonoco Products Co	409,004
5,750		Temple-Inland, Inc	64,802
1,674		Wausau Paper Corp	12,907
		TOTAL PAPER AND ALLIED PRODUCTS	5,060,075

PERSONAL SERVICES - 0.04%
5,300		Regis Corp	139,655
1,350		Unifirst Corp	60,291
1,105		Weight Watchers International, Inc	39,349
		TOTAL PERSONAL SERVICES	239,295

PETROLEUM AND COAL PRODUCTS - 4.78%
8,741		Alon USA Energy, Inc	104,542
36,996		Apache Corp	5,142,444
2,550		Ashland, Inc	122,910
10,700		Cabot Oil & Gas Corp	724,711
45,227		Devon Energy Corp	5,434,476
31,261		EOG Resources, Inc	4,101,443
28,168		Hess Corp	3,554,520
26,216		Murphy Oil Corp	2,570,479
12,882	*	Newfield Exploration Co	840,551
32,059		Noble Energy, Inc	3,223,853
16,394		Sunoco, Inc	667,072
53,911		Valero Energy Corp	2,220,055
15,038		Western Refining, Inc	178,050
		TOTAL PETROLEUM AND COAL PRODUCTS	28,885,106

PIPELINES, EXCEPT NATURAL GAS - 0.41%
86,200		Spectra Energy Corp	2,477,388
		TOTAL PIPELINES, EXCEPT NATURAL GAS	2,477,388

PRIMARY METAL INDUSTRIES - 2.08%
36,702		Alcoa, Inc	1,307,325
4,582		Allegheny Technologies, Inc	271,621
10,959	*	Century Aluminum Co	728,664
102,814		Corning, Inc	2,369,863
457		Encore Wire Corp	9,684
5,633		Gibraltar Industries, Inc	89,959
5,006		Hubbell, Inc (Class B)	199,589
6,178	*	LB Foster Co (Class A)	205,110
34,988		Nucor Corp	2,612,554
4,390		Olympic Steel, Inc	333,289
25,060		Steel Dynamics, Inc	979,094
6,210		Tredegar Corp	91,287
15,039		United States Steel Corp	2,778,906
29,893		Worthington Industries, Inc	612,806
		TOTAL PRIMARY METAL INDUSTRIES	12,589,751

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
PRINTING AND PUBLISHING - 0.52%
761	*	ACCO Brands Corp	$8,546
7,399		Dun & Bradstreet Corp	648,448
14,079	*	EW Scripps Co (Class A)	584,842
4,867		Harte-Hanks, Inc	55,727
1,520		John Wiley & Sons, Inc (Class A)	68,446
31,127		Journal Communications, Inc (Class A)	150,032
1,890		Lee Enterprises, Inc	7,541
4,910		Meredith Corp	138,904
26,635		New York Times Co (Class A)	409,913
26,796	*	R.H. Donnelley Corp	80,388
660		R.R. Donnelley & Sons Co	19,595
13,835		Standard Register Co	130,464
822	*	Valassis Communications, Inc	10,291
1,449		Washington Post Co (Class B)	850,418
		TOTAL PRINTING AND PUBLISHING	3,163,555

RAILROAD TRANSPORTATION - 1.04%
43,538		CSX Corp	2,734,622
533	*	Genesee & Wyoming, Inc (Class A)	18,132
5,987	*	Kansas City Southern Industries, Inc	263,368
52,318		Norfolk Southern Corp	3,278,769
		TOTAL RAILROAD TRANSPORTATION	6,294,891

REAL ESTATE - 0.05%
8,458	*	CB Richard Ellis Group, Inc (Class A)	162,394
1,693		Forest City Enterprises, Inc (Class A)	54,548
1,916	*	Forestar Real Estate Group, Inc	36,500
229		Jones Lang LaSalle, Inc	13,784
7,397		Stewart Enterprises, Inc (Class A)	53,258
		TOTAL REAL ESTATE	320,484

RUBBER AND MISCELLANEOUS PLASTIC PRODUCT - 0.48%
190	*	Deckers Outdoor Corp	26,448
43,956		Nike, Inc (Class B)	2,620,217
7,390		Sealed Air Corp	140,484
1,937		Spartech Corp	18,266
3,250		Tupperware Corp	111,215
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCT	2,916,630

SECURITY AND COMMODITY BROKERS - 2.80%
13,732		Ameriprise Financial, Inc	558,480
3,510		BlackRock, Inc	621,270
11,786		Broadridge Financial Solutions, Inc	248,095
72,507		Charles Schwab Corp	1,489,294
3,531	*	CME Group, Inc	1,353,044
7,612	*	Duff & Phelps Corp	126,055
2,633		Eaton Vance Corp	104,688
7,070		Evercore Partners, Inc (Class A)	67,165
4,016		Federated Investors, Inc (Class B)	138,231
23,397		Franklin Resources, Inc	2,144,335
28,931		Goldman Sachs Group, Inc	5,060,032
3,601	*	IntercontinentalExchange, Inc	410,514
40,492		Invesco Ltd	970,998

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
153	*	Investment Technology Group, Inc	$5,119
47,687	*	Ladenburg Thalmann Financial Services, Inc	72,007
8,256		Lazard Ltd (Class A)	281,942
9,811		Legg Mason, Inc	427,465
9,870	*	Nasdaq Stock Market, Inc	262,049
3,225		Nymex Holdings, Inc	272,448
17,728		NYSE Euronext	898,100
10,386		SEI Investments Co	244,279
19,417		T Rowe Price Group, Inc	1,096,478
5,097		US Global Investors, Inc (Class A)	85,375
		TOTAL SECURITY AND COMMODITY BROKERS	16,937,463

SOCIAL SERVICES - 0.01%
6,300	*	Capital Senior Living Corp	47,502
		TOTAL SOCIAL SERVICES	47,502

SPECIAL TRADE CONTRACTORS - 0.06%
1,785	*	Layne Christensen Co	78,165
7,666	*	Quanta Services, Inc	255,048
		TOTAL SPECIAL TRADE CONTRACTORS	333,213

STONE, CLAY, AND GLASS PRODUCTS - 0.92%
70,669		3M Co	4,917,856
241		Apogee Enterprises, Inc	3,895
180	*	Cabot Microelectronics Corp	5,967
2,629		CARBO Ceramics, Inc	153,402
4,165		Eagle Materials, Inc	105,499
8,376		Gentex Corp	120,949
3,400	*	Owens Corning, Inc	77,350
4,000	*	Owens-Illinois, Inc	166,760
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	5,551,678

TEXTILE MILL PRODUCTS - 0.00%**
1,400		Oxford Industries, Inc	26,810
		TOTAL TEXTILE MILL PRODUCTS	26,810

TRANSPORTATION BY AIR - 0.68%
1,560	*	Air Methods Corp	39,000
53,773	*	Airtran Holdings, Inc	109,697
11,348	*	Continental Airlines, Inc (Class B)	114,728
35,800	*	Delta Air Lines, Inc	204,060
102,704	v*	ExpressJet Holdings, Inc	57,514
29,395		FedEx Corp	2,316,032
55,178	*	JetBlue Airways Corp	205,814
800	*	PHI, Inc	32,136
4,790		Skywest, Inc	60,594
66,672		Southwest Airlines Co	869,403
23,323		UAL Corp	121,746
		TOTAL TRANSPORTATION BY AIR	4,130,724

TRANSPORTATION EQUIPMENT - 0.87%
5,056		American Axle & Manufacturing Holdings, Inc	40,397
6,501		ArvinMeritor, Inc	81,132
381	*	ATC Technology Corp	8,870

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
30,092	*	BE Aerospace, Inc	$700,843
429		Federal Signal Corp	5,148
1,482	*	Fuel Systems Solutions, Inc	57,057
27,558		Genuine Parts Co	1,093,501
24,403		Harley-Davidson, Inc	884,853
11,270		Harsco Corp	613,201
5,200	*	Hayes Lemmerz International, Inc	14,768
1,838		Noble International Ltd	8,216
21,766		Paccar, Inc	910,472
21,935	*	Spirit Aerosystems Holdings, Inc (Class A)	420,713
6,160		Superior Industries International, Inc	103,981
6,952	*	Tenneco, Inc	94,061
20,499	*	Visteon Corp	53,912
3,965		Westinghouse Air Brake Technologies Corp	192,778
		TOTAL TRANSPORTATION EQUIPMENT	5,283,903

TRANSPORTATION SERVICES - 0.05%
2,563		CH Robinson Worldwide, Inc	140,555
3,054		Expeditors International Washington, Inc	131,322
10,076	*	Orbitz Worldwide, Inc	50,481
		TOTAL TRANSPORTATION SERVICES	322,358

TRUCKING AND WAREHOUSING - 0.75%
74,010		United Parcel Service, Inc (Class B)	4,549,395
		TOTAL TRUCKING AND WAREHOUSING	4,549,395

WATER TRANSPORTATION - 0.10%
2,390		Alexander & Baldwin, Inc	108,864
4,549	*	Gulfmark Offshore, Inc	264,661
3,713	*	Hornbeck Offshore Services, Inc	209,822
		TOTAL WATER TRANSPORTATION	583,347

WHOLESALE TRADE-DURABLE GOODS - 0.62%
17,314		Agilysys, Inc	196,341
15,600		Barnes Group, Inc	360,204
5,640		BorgWarner, Inc	250,303
4,616		Castle (A.M.) & Co	132,064
8,120	*	Chindex International, Inc	119,120
15,436		IKON Office Solutions, Inc	174,118
953		Martin Marietta Materials, Inc	98,721
1,841	*	MWI Veterinary Supply, Inc	60,955
890		Owens & Minor, Inc	40,664
10,210	*	Patterson Cos, Inc	300,072
12,964		Reliance Steel & Aluminum Co	999,395
153	*	Tech Data Corp	5,185
2,050	*	Tyler Technologies, Inc	27,819
10,982		W.W. Grainger, Inc	898,328
1,743	*	WESCO International, Inc	69,790
		TOTAL WHOLESALE TRADE-DURABLE GOODS	3,733,079

WHOLESALE TRADE-NONDURABLE GOODS - 0.52%
681		Airgas, Inc	39,764
6,350	*	Akorn, Inc	21,018
4,961	*	Allscripts Healthcare Solutions, Inc	61,566

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
1,522	*	Dean Foods Co	$29,862
9,220	*	Endo Pharmaceuticals Holdings, Inc	223,032
2,457	*	Henry Schein, Inc	126,707
9,700		Herbalife Ltd	375,875
39,980		Idearc, Inc	93,953
300		Men's Wearhouse, Inc	4,887
1,817		Nash Finch Co	62,268
2,716		Spartan Stores, Inc	62,468
73,676		Sysco Corp	2,026,827
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	3,128,227

		TOTAL COMMON STOCKS	596,566,335
		(Cost $601,448,294)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 0.59%

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.59%
$ 5,680,000		Federal Home Loan Bank Discount Note, 0.000%, 07/01/2008	3,540,000
			3,540,000

		TOTAL SHORT-TERM INVESTMENTS	3,540,000
		(Cost $3,540,000)

		TOTAL PORTFOLIO - 99.33%	600,106,335
		(Cost $604,988,294)
		OTHER ASSETS & LIABILITIES, NET - 0.67%	4,037,189

		NET ASSETS - 100.00%	$604,143,524

		The following abbreviation is used in portfolio descriptions:
		REIT - Real Estate Investment Trust

	*	Non-income producing
	**	Percentage represents less than 0.01%.
	v	Security valued at fair value.

		At June 30, 2008, the net unrealized depreciation on investments was $4,881,959, consisting of
		gross unrealized appreciation of $72,774,939 and gross unrealized depreciation of $77,656,898.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Real Estate Securities Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
REAL ESTATE SECURITIES FUND
STATEMENT OF INVESTMENTS (unaudited)
June 30, 2008

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.57%

HOLDING AND OTHER INVESTMENT OFFICES - 94.37%
104,700	e	Acadia Realty Trust	$2,423,805
124,000	e	Alexandria Real Estate Equities, Inc	12,070,160
243,000	e	AMB Property Corp	12,242,340
104,100	e	American Campus Communities, Inc	2,898,144
60,000	e	American Land Lease, Inc	1,140,000
143,000	e	AvalonBay Communities, Inc	12,749,880
242,000	e	BioMed Realty Trust, Inc	5,936,260
38,058		Boardwalk Real Estate Investment Trust	1,423,863
345,000	e	Boston Properties, Inc	31,125,900
198,000	e	Camden Property Trust	8,763,480
105,900	e	Corporate Office Properties Trust	3,635,547
520,000	e	DCT Industrial Trust, Inc	4,305,600
101,100	e	Digital Realty Trust, Inc	4,136,001
121,000	e	Douglas Emmett, Inc	2,658,370
236,785		Duke Realty Corp	5,315,823
180,000	e	EastGroup Properties, Inc	7,722,000
29,000	e	Equity Lifestyle Properties, Inc	1,276,000
383,000		Equity Residential	14,657,410
146,800	e	Essex Property Trust, Inc	15,634,200
329,000	e	Federal Realty Investment Trust	22,701,000
351,200	e	General Growth Properties, Inc	12,302,536
268,000	e	Gramercy Capital Corp	3,106,120
140,000	g,m,v*	GSC Capital Corp	0
543,000	e	HCP, Inc	17,272,830
1,000,000	e	Host Marriott Corp	13,650,000
94,000	e	Kilroy Realty Corp	4,420,820
371,300	e	Kimco Realty Corp	12,817,276
115,000	e	Liberty Property Trust	3,812,250
282,000	e	Macerich Co	17,520,660
80,000	e*	Maguire Properties, Inc	973,600
654,950	e	Mission West Properties, Inc	7,178,252
268,000	e	Nationwide Health Properties, Inc	8,439,320
211,200	g,m,v*	People's Choice Financial Corp	0
331,600	e	Post Properties, Inc	9,865,100
565,000	e	Prologis	30,707,750
262,900	e	Public Storage, Inc	21,239,691
279,800	e	Regency Centers Corp	16,541,776
583,900	e	Simon Property Group, Inc	52,486,771
164,000		SL Green Realty Corp	13,566,080
300,500	e	Strategic Hotels & Resorts, Inc	2,815,685
89,388	e	Sunstone Hotel Investors, Inc	1,483,841
348,300	e	Taubman Centers, Inc	16,944,795
285,000	e	UDR, Inc	6,378,300
397,000	e	Ventas, Inc	16,900,290

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Real Estate Securities Fund

SHARES		COMPANY	VALUE
306,400	e	Vornado Realty Trust	$26,963,200
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	490,202,726

HOTELS AND OTHER LODGING PLACES - 0.85%
110,900	e	Starwood Hotels & Resorts Worldwide, Inc	4,443,763
		TOTAL HOTELS AND OTHER LODGING PLACES	4,443,763

REAL ESTATE - 2.18%
310,000	g,m,v*	Asset Capital Corp, Inc	1,584,100
155,000		British Land Co plc	2,179,695
226,800		Brookfield Properties Co	4,034,772
357,000	e	Thomas Properties Group, Inc	3,512,880
		TOTAL REAL ESTATE	11,311,447

SECURITY AND COMMODITY BROKERS - 2.17%
411,000	e*	Corrections Corp of America	11,290,170
		TOTAL SECURITY AND COMMODITY BROKERS	11,290,170

		TOTAL COMMON STOCKS	517,248,106
		(Cost $594,729,660)

SHORT-TERM INVESTMENTS - 3.22%

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.22%
16,746,032		State Street Navigator Securities Lending Prime Portfolio	16,746,032
			16,746,032

		TOTAL SHORT-TERM INVESTMENTS	16,746,032
		(Cost $16,746,032)

		TOTAL PORTFOLIO - 102.79%	533,994,138
		(Cost $611,475,692)
		OTHER ASSETS & LIABILITIES, NET - (2.79)%	(14,523,046)

		NET ASSETS - 100.00%	$519,471,092

		The following abbreviation is used in portfolio descriptions:
		plc - Public Limited Company

	*	Non-income producing
	e	All or a portion of these securities are out on loan.
	g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in
		transaction exempt from registration to qualified institutional buyers.
		At June 30, 2008, the value of these securities amounted to $1,584,100 or 0.30% of net assets.
	m	Indicates a security has been deemed illiquid
	v	Security valued at fair value.

		At June 30, 2008 the net unrealized depreciation on investments was $77,481,554, consisting of
		gross unrealized appreciation of $6,772,411 and gross unrealized depreciation of $84,253,965.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Managed Allocation Fund II

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
MANAGED ALLOCATION FUND II
STATEMENT OF INVESTMENTS (unaudited)
June 30, 2008

SHARES		COMPANY	VALUE

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - INSTITUTIONAL CLASS - 100.12%
21,597,872	q	TIAA-CREF Institutional Bond Plus Fund II	$210,147,296
1,968,564	q	TIAA-CREF Institutional Enhanced International Equity Index Fund	17,067,449
1,432,011	q	TIAA-CREF Institutional Enhanced Large-Cap Growth Index Fund	13,074,257
1,154,809	q	TIAA-CREF Institutional Enhanced Large-Cap Value Index Fund	9,931,356
181,860	q	TIAA-CREF Institutional Growth & Income Fund	1,640,374
5,265,038	q	TIAA-CREF Institutional International Equity Fund	56,862,415
12,058,588	q	TIAA-CREF Institutional Large-Cap Growth Fund	126,735,764
8,635,503	q	TIAA-CREF Institutional Large-Cap Value Fund	108,289,206
21,872	q	TIAA-CREF Institutional Mid-Cap Growth Fund	386,035
15,462	q	TIAA-CREF Institutional Mid-Cap Value Fund	255,424
6,330	q	TIAA-CREF Institutional Short-Term Bond Fund II	63,042
1,922,145	q	TIAA-CREF Institutional Small-Cap Equity Fund	24,180,578

		TOTAL TIAA-CREF MUTUAL FUNDS	568,633,196
		(Cost $587,066,408)

		TOTAL PORTFOLIO - 100.12%	568,633,196
		(Cost $587,066,408)

		OTHER ASSETS & LIABILITIES, NET - (0.12)%	(670,371)

		NET ASSETS - 100.00%	$567,962,825

	q	Affiliated Holding.

		At June 30, 2008, the unrealized depreciation on investments was $18,433,212, consisting of
		gross unrealized appreciation of $1,976,607 and gross unrealized depreciation of $20,409,819.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
BOND FUND
STATEMENT OF INVESTMENTS (unaudited)
June 30, 2008
				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE

BONDS - 83.67%

CORPORATE BONDS - 18.99%

AMUSEMENT AND RECREATION SERVICES - 0.15%
$ 1,480,000	e	Walt Disney Co	5.700%	07/15/11	A2	$1,546,070
1,250,000		Walt Disney Co	4.700	12/01/12	A2	1,257,866
		TOTAL AMUSEMENT AND RECREATION SERVICES				2,803,936

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.14%
1,250,000		Home Depot, Inc	5.250	12/16/13	Baa1	1,198,888
1,350,000		Lowe's Cos, Inc	8.250	06/01/10	A1	1,446,248
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES				2,645,136

BUSINESS SERVICES - 0.15%
670,000		Daimler Finance North America LLC	5.875	03/15/11	A3	678,618
1,350,000		Daimler Finance North America LLC	5.750	09/08/11	A3	1,376,653
825,000		Oracle Corp	4.950	04/15/13	A2	832,973
		TOTAL BUSINESS SERVICES				2,888,244

CHEMICALS AND ALLIED PRODUCTS - 0.68%
370,000		Abbott Laboratories	5.600	05/15/11	A1	386,919
1,000,000		Air Products & Chemicals, Inc	4.150	02/01/13	A2	977,954
600,000		Amgen, Inc	5.850	06/01/17	A3	590,979
1,200,000	e	Bristol-Myers Squibb Co	5.450	05/01/18	A2	1,183,763
500,000		Bristol-Myers Squibb Co	6.125	05/01/38	A2	484,975
345,000		Clorox Co	5.950	10/15/17	Baa2	345,451
740,000		Ecolab, Inc	6.875	02/01/11	A2	769,079
1,105,000		EI Du Pont de Nemours & Co	4.125	03/06/13	A2	1,074,484
1,750,000		GlaxoSmithKline Capital, Inc	5.650	05/15/18	A1	1,743,319
720,000		GlaxoSmithKline Capital, Inc	6.375	05/15/38	A1	714,695
305,000		Johnson & Johnson	5.150	08/15/12	Aaa	319,476
1,300,000		Johnson & Johnson	5.950	08/15/37	Aaa	1,349,600
900,000		Johnson & Johnson	5.850	07/15/38	Aaa	915,324
250,000		Lubrizol Corp	4.625	10/01/09	Baa3	248,827
1,200,000		Praxair, Inc	5.250	11/15/14	A2	1,213,972
705,000		Schering-Plough Corp	6.550	09/15/37	Baa1	688,518
		TOTAL CHEMICALS AND ALLIED PRODUCTS				13,007,335

COMMUNICATIONS - 2.13%
2,050,000		Alamosa Delaware, Inc	8.500	01/31/12	Baa3	2,029,500
650,000		America Movil SAB de C.V.	6.125	11/15/37	A3	591,340
16,000		AT&T Corp	6.000	03/15/09	NR	16,223
1,900,000		AT&T Corp	7.300	11/15/11	A2	2,023,663
1,875,000		AT&T, Inc	5.100	09/15/14	A2	1,838,008
940,000		AT&T, Inc	6.150	09/15/34	A2	878,310
1,350,000		AT&T, Inc	6.500	09/01/37	A2	1,306,556
1,200,000		AT&T, Inc	6.300	01/15/38	A2	1,133,706

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 180,000		BellSouth Corp	6.875%	10/15/31	A2	$179,808
1,125,000		Comcast Cable Communications Holdings, Inc
			8.375	03/15/13	Baa2	1,238,363
1,100,000		Comcast Corp	5.900	03/15/16	Baa2	1,074,797
4,000,000		Comcast Corp	5.875	02/15/18	Baa2	3,848,356
1,180,000		Comcast Corp	5.650	06/15/35	Baa2	1,002,688
270,000		Comcast Corp	6.500	11/15/35	Baa2	256,669
1,750,000		Comcast Corp	6.400	05/15/38	Baa2	1,614,328
950,000		Deutsche Telekom International Finance BV	8.750	06/15/30	Baa1	1,090,009
1,330,000		France Telecom S.A.	7.750	03/01/11	A3	1,408,523
1,330,000		New Cingular Wireless Services, Inc	7.875	03/01/11	A2	1,415,992
370,000		New Cingular Wireless Services, Inc	8.750	03/01/31	A2	439,034
750,000		Rogers Wireless, Inc	7.500	03/15/15	Baa3	793,944
455,000		Sprint Capital Corp	8.375	03/15/12	Baa3	450,450
1,000,000		Sprint Capital Corp	8.750	03/15/32	Baa3	952,500
550,000		Telecom Italia Capital S.A.	4.950	09/30/14	Baa2	503,389
1,000,000		Telecom Italia Capital S.A.	6.999	06/04/18	Baa2	1,008,518
1,400,000		Telefonica Emisiones SAU	6.221	07/03/17	Baa1	1,399,332
1,700,000		Time Warner Cable, Inc	5.400	07/02/12	Baa2	1,682,828
2,300,000		Time Warner Cable, Inc	5.850	05/01/17	Baa2	2,184,542
225,000		Time Warner Cable, Inc	6.550	05/01/37	Baa2	207,225
1,250,000		Verizon Communications, Inc	5.250	04/15/13	A3	1,242,808
650,000		Verizon Communications, Inc	6.400	02/15/38	A3	605,068
675,000		Verizon Communications, Inc	6.900	04/15/38	A3	667,084
670,000		Verizon New England, Inc	4.750	10/01/13	Baa1	643,313
1,120,000		Verizon New Jersey, Inc	5.875	01/17/12	A3	1,135,605
500,000		Verizon Virginia, Inc	4.625	03/15/13	Baa1	483,342
1,790,000		Viacom, Inc	5.750	04/30/11	Baa3	1,794,174
1,200,000		Viacom, Inc	6.125	10/05/17	Baa3	1,150,591
670,000		Viacom, Inc	6.875	04/30/36	Baa3	629,188
		TOTAL COMMUNICATIONS				40,919,774

DEPOSITORY INSTITUTIONS - 4.92%
12,600,000	g	BA Covered Bond Issuer	5.500	06/14/12	Aaa	13,073,760
6,000,000	g	Banco Bilbao Vizcaya Argentaria S.A.	5.750	07/20/17	Aaa	6,333,942
1,000,000		Banco Nacional de Comercio Exterior SNC	3.875	01/21/09	A1	997,500
500,000		Bank of America Corp	6.250	04/15/12	Aa2	515,436
2,000,000		Bank of America Corp	4.900	05/01/13	Aa2	1,930,114
1,750,000		Bank of America Corp	5.650	05/01/18	Aa2	1,633,777
2,275,000		Bank of America NA	5.300	03/15/17	Aa1	2,088,334
2,225,000		Bank One Corp	5.250	01/30/13	Aa3	2,188,061
700,000	i	BB&T Capital Trust IV	6.820	06/12/57	A1	594,804
675,000		Citigroup, Inc	5.125	02/14/11	Aa3	672,432
750,000		Citigroup, Inc	5.100	09/29/11	Aa3	741,275
575,000		Citigroup, Inc	5.500	04/11/13	Aa3	561,187
2,570,000		Citigroup, Inc	5.125	05/05/14	Aa3	2,454,211
1,700,000		Citigroup, Inc	6.875	03/05/38	Aa3	1,640,492
2,270,000		Credit Suisse	5.000	05/15/13	Aa1	2,209,085
15,700,000	g	Depfa ACS Bank	5.125	03/16/37	Aaa	14,912,331
800,000		Deutsche Bank AG.	4.875	05/20/13	Aa1	786,966
270,000		Golden West Financial Corp	4.750	10/01/12	Aa3	258,841
2,400,000		HSBC Holdings plc	6.500	09/15/37	Aa3	2,187,802
1,050,000	i	Huntington Capital III	6.650	05/15/37	Baa1	661,182

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 670,000	i	ING Groep NV	5.775%	12/30/49	A1	$556,085
370,000		JPMorgan Chase & Co	7.875	06/15/10	Aa3	387,232
250,000		JPMorgan Chase & Co	4.500	01/15/12	Aa2	242,801
3,500,000		JPMorgan Chase & Co	6.400	05/15/38	Aa2	3,246,376
1,690,000		M&I Marshall & Ilsley Bank	4.400	03/15/10	Aa3	1,656,577
500,000	i	Manufacturers & Traders Trust Co	5.629	12/01/21	A2	448,770
370,000		Mellon Funding Corp	6.400	05/14/11	Aa3	383,019
1,250,000		National City Corp	4.000	02/01/11	A3	1,010,938
370,000		National Westminster Bank plc	7.375	10/01/09	Aa2	380,524
4,000,000	g	Nationwide Building Society	5.500	07/18/12	Aaa	4,059,712
670,000		Popular North America, Inc	3.875	10/01/08	A3	668,592
840,000		Popular North America, Inc	5.650	04/15/09	A3	831,871
330,000	g, i	Rabobank Capital Funding Trust	5.254	12/30/49	Aa2	283,400
810,000		Regions Financial Corp	6.375	05/15/12	A3	798,126
1,200,000	g, i	Royal Bank of Scotland Group plc	6.990	12/30/49	A1	1,080,034
1,010,000		Union Bank of California NA	5.950	05/11/16	A1	958,081
940,000		US Bank NA	5.700	12/15/08	Aa2	949,533
1,000,000	e,g	VTB Capital S.A.	6.875	05/29/18	A2	975,000
1,300,000		Wachovia Bank NA	4.800	11/01/14	Aa2	1,177,242
2,000,000		Wachovia Bank NA	5.850	02/01/37	Aa2	1,592,032
1,250,000		Wachovia Bank NA	6.600	01/15/38	Aa2	1,089,238
1,350,000		Wachovia Corp	5.300	10/15/11	Aa3	1,320,003
2,325,000		Wachovia Corp	5.500	05/01/13	Aa3	2,225,260
1,100,000	i	Wachovia Corp	7.980	12/30/49	A2	1,010,240
1,350,000		Washington Mutual, Inc	5.500	08/24/11	Baa3	1,174,500
2,530,000		Wells Fargo & Co	5.300	08/26/11	Aa1	2,573,939
1,375,000		Wells Fargo & Co	4.375	01/31/13	Aa1	1,331,422
800,000		Wells Fargo & Co	5.625	12/11/17	Aa1	774,034
4,900,000		Wells Fargo Bank NA	4.750	02/09/15	Aa1	4,673,792
		TOTAL DEPOSITORY INSTITUTIONS				94,299,905

EATING AND DRINKING PLACES - 0.03%
650,000		McDonald's Corp	5.350	03/01/18	A3	634,163
		TOTAL EATING AND DRINKING PLACES				634,163

ELECTRIC, GAS, AND SANITARY SERVICES - 1.34%
1,325,000		American Water Capital Corp	6.085	10/15/17	Baa2	1,270,944
330,000		Carolina Power & Light Co	5.700	04/01/35	A2	307,615
270,000		CenterPoint Energy Resources Corp	7.875	04/01/13	Baa3	289,036
1,000,000		CenterPoint Energy Resources Corp	6.250	02/01/37	Baa3	887,324
1,000,000		Centerpoint Energy, Inc	6.500	05/01/18	Ba1	976,672
600,000		Commonweatlh Edison Co	5.900	03/15/36	Baa2	541,708
939,000		Consolidated Natural Gas Co	6.250	11/01/11	Baa2	969,095
330,000		Consolidated Natural Gas Co	5.000	12/01/14	Baa2	314,690
500,000		Consumers Energy Co	4.400	08/15/09	Baa1	500,411
750,000		Exelon Generation Co LLC	6.200	10/01/17	A3	730,501
550,000	e	Florida Power & Light Co	4.850	02/01/13	Aa3	551,411
670,000		Florida Power Corp	4.500	06/01/10	A2	676,821
500,000		Florida Power Corp	6.400	06/15/38	A2	507,829
1,525,000		Kinder Morgan Energy Partners LP	5.950	02/15/18	Baa2	1,485,736
1,000,000	g	Korea Southern Power Co Ltd	5.375	04/18/13	A1	984,148
750,000		Midamerican Energy Co	5.800	10/15/36	A2	697,618
1,000,000	g	Midamerican Energy Holdings Co	5.750	04/01/18	Baa1	990,502

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 270,000		National Fuel Gas Co	5.250%	03/01/13	Baa1	$261,388
560,000		National Rural Utilities Cooperative Finance
		Corp	5.750	08/28/09	A2	571,142
2,020,000		Nisource Finance Corp	5.400	07/15/14	Baa3	1,889,698
1,050,000		Northern States Power Co	6.250	06/01/36	A2	1,073,342
330,000		Ohio Power Co	5.300	11/01/10	A3	334,150
220,000		Oncor Electric Delivery Co	7.250	01/15/33	Ba1	216,697
670,000		ONEOK Partners LP	5.900	04/01/12	Baa2	673,586
2,020,000		Pacific Gas & Electric Co	4.200	03/01/11	A3	2,003,060
675,000	e	Public Service Co of Colorado	4.875	03/01/13	A3	677,441
270,000		Public Service Co of Colorado	5.500	04/01/14	A3	274,651
660,000		Public Service Electric & Gas Co	5.300	05/01/18	A3	651,110
330,000		Puget Sound Energy, Inc	6.274	03/15/37	Baa2	308,846
850,000		Sempra Energy	6.150	06/15/18	Baa1	842,002
250,000		Southern California Edison Co	6.000	01/15/34	A2	248,925
1,100,000		Texas Eastern Transmission LP	7.300	12/01/10	A3	1,174,309
650,000		Veolia Environnement	5.250	06/03/13	A3	649,401
1,280,000		Virginia Electric and Power Co	4.750	03/01/13	Baa1	1,259,665
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				25,791,474

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.19%
840,000		Cisco Systems, Inc	5.500	02/22/16	A1	847,482
1,750,000		General Electric Co	5.250	12/06/17	Aaa	1,682,331
1,000,000		Koninklijke Philips Electronics NV	6.875	03/11/38	A3	1,032,419
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				3,562,232

FOOD AND KINDRED PRODUCTS - 0.73%
1,650,000		Archer-Daniels-Midland Co	5.450	03/15/18	A2	1,609,814
1,470,000		Bottling Group LLC	4.625	11/15/12	Aa2	1,486,432
600,000		Bunge Ltd Finance Corp	5.100	07/15/15	Baa2	545,694
937,000		Diageo Capital plc	5.125	01/30/12	A3	945,171
650,000		Diageo Finance BV	3.875	04/01/11	A3	638,422
1,125,000	g	Dr. Pepper Snapple Group, Inc	6.820	05/01/18	Baa3	1,129,642
350,000	g	Dr. Pepper Snapple Group, Inc	7.450	05/01/38	Baa3	367,291
1,150,000		Kraft Foods, Inc	6.000	02/11/13	Baa2	1,161,870
255,000		Kraft Foods, Inc	6.125	02/01/18	Baa2	247,881
1,225,000		Kraft Foods, Inc	6.125	08/23/18	Baa2	1,186,315
330,000		Kraft Foods, Inc	6.500	11/01/31	Baa2	305,433
2,800,000	g	Miller Brewing Co	4.250	08/15/08	Baa1	2,803,819
900,000		PepsiCo, Inc	5.000	06/01/18	Aa2	878,095
670,000		WM Wrigley Jr Co	4.650	07/15/15	A1	649,048
		TOTAL FOOD AND KINDRED PRODUCTS				13,954,927

FOOD STORES - 0.18%
850,000		Delhaize Group	6.500	06/15/17	Baa3	857,411
740,000		Kroger Co	6.800	04/01/11	Baa2	771,658
1,000,000		Kroger Co	6.400	08/15/17	Baa2	1,019,957
325,000		Safeway, Inc	4.950	08/16/10	Baa2	327,102
370,000		Safeway, Inc	7.250	02/01/31	Baa2	396,637
		TOTAL FOOD STORES				3,372,765

GENERAL MERCHANDISE STORES - 0.29%
1,000,000		JC Penney Corp, Inc	5.750	02/15/18	Baa3	892,223

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 350,000		Macys Retail Holdings, Inc	7.875%	07/15/15	Baa3	$352,562
700,000		Target Corp	6.000	01/15/18	A2	702,500
930,000		Wal-Mart Stores, Inc	6.875	08/10/09	Aa2	964,188
875,000		Wal-Mart Stores, Inc	4.250	04/15/13	Aa2	870,102
1,725,000		Wal-Mart Stores, Inc	6.200	04/15/38	Aa2	1,694,906
		TOTAL GENERAL MERCHANDISE STORES				5,476,481

HEALTH SERVICES - 0.06%
1,150,000		Quest Diagnostics, Inc	6.400	07/01/17	Baa3	1,139,175
		TOTAL HEALTH SERVICES				1,139,175

HOLDING AND OTHER INVESTMENT OFFICES - 0.16%
435,000		BHP Billiton Finance Ltd	5.400	03/29/17	A1	415,209
500,000		Colonial Realty LP	6.250	06/15/14	Baa3	466,222
500,000		iStar Financial, Inc	5.700	03/01/14	Baa2	420,000
1,500,000		iStar Financial, Inc	5.850	03/15/17	Baa2	1,186,875
670,000		Simon Property Group LP	5.600	09/01/11	A3	662,618
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES				3,150,924

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.38%
870,000		Caterpillar Financial Services Corp	2.700	07/15/08	A2	869,826
1,690,000		Caterpillar, Inc	6.050	08/15/36	A2	1,678,567
935,000		Dover Corp	6.500	02/15/11	A2	980,774
2,000,000		Hewlett-Packard Co	5.250	03/01/12	A2	2,049,004
1,000,000		Hewlett-Packard Co	5.400	03/01/17	A2	980,970
825,000		John Deere Capital Corp	5.350	04/03/18	A2	813,052
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT				7,372,193

INSTRUMENTS AND RELATED PRODUCTS - 0.11%
600,000		Medtronic, Inc	4.750	09/15/15	A1	582,314
270,000		Northrop Grumman Corp	7.750	02/15/31	Baa1	317,880
500,000		Thermo Fisher Scientific, Inc	5.000	06/01/15	Baa2	469,994
650,000		Xerox Corp	7.625	06/15/13	Baa2	674,965
		TOTAL INSTRUMENTS AND RELATED PRODUCTS				2,045,153

INSURANCE CARRIERS - 0.69%
1,140,000		Aetna, Inc	6.625	06/15/36	A3	1,094,698
245,000		Aetna, Inc	6.750	12/15/37	A3	232,044
330,000		Allstate Corp	5.000	08/15/14	A1	325,269
1,350,000		American International Group, Inc	5.050	10/01/15	Aa3	1,223,204
750,000		Chubb Corp	6.000	05/11/37	A2	682,382
2,200,000	i	Chubb Corp	6.375	03/29/67	A3	2,012,439
670,000	g	Liberty Mutual Group, Inc	6.500	03/15/35	Baa2	527,582
500,000	g	Mantis Reef Ltd	4.799	11/03/09	A3	488,517
770,000		Metlife, Inc	5.000	06/15/15	A2	748,073
500,000		Metlife, Inc	5.700	06/15/35	A2	440,876
1,010,000	g	Pricoa Global Funding I	3.900	12/15/08	Aa3	1,005,278
1,700,000	g	Principal Life Global Funding I	5.125	10/15/13	Aa2	1,676,506
1,600,000	g	Prudential Funding LLC	6.750	09/15/23	A1	1,557,277
750,000		WellPoint, Inc	5.875	06/15/17	Baa1	724,938
655,000		WellPoint, Inc	5.850	01/15/36	Baa1	562,851
		TOTAL INSURANCE CARRIERS				13,301,934

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
METAL MINING - 0.19%
$ 180,000		Barrick Gold Finance Co	4.875%	11/15/14	Baa1	$171,502
670,000	g	Corp Nacional del Cobre de Chile -
		CODELCO	4.750	10/15/14	Aa3	644,310
875,000		Freeport-McMoRan Copper & Gold, Inc	8.375	04/01/17	Ba2	923,125
850,000		Rio Tinto Finance USA Ltd	5.875	07/15/13	A3	854,712
900,000		Rio Tinto Finance USA Ltd	6.500	07/15/18	A3	902,731
200,000		Vale Overseas Ltd	6.250	01/11/16	Baa3	195,343
		TOTAL METAL MINING				3,691,723

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.05%
400,000	g	Controladora Mabe S.A. C.V.	6.500	12/15/15	NR	412,000
560,000		Harsco Corp	5.125	09/15/13	A3	572,109
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES				984,109

MISCELLANEOUS RETAIL - 0.11%
2,150,000		CVS Caremark Corp	5.750	06/01/17	Baa2	2,114,635
		TOTAL MISCELLANEOUS RETAIL				2,114,635

MOTION PICTURES - 0.11%
1,310,000		Historic TW, Inc	6.625	05/15/29	Baa2	1,192,069
910,000		Time Warner, Inc	6.875	05/01/12	Baa2	930,976
		TOTAL MOTION PICTURES				2,123,045

NONDEPOSITORY INSTITUTIONS - 1.97%
2,500,000		American General Finance Corp	6.900	12/15/17	A1	2,178,913
1,350,000	g	American Honda Finance Corp	5.125	12/15/10	Aa3	1,390,831
1,900,000	e	Boeing Capital Corp Ltd	6.100	03/01/11	A2	2,001,127
1,480,000		Capital One Financial Corp	5.700	09/15/11	A3	1,407,696
900,000		CIT Group Funding Co of Canada	5.200	06/01/15	Baa1	619,907
1,800,000		CIT Group, Inc	5.850	09/15/16	Baa1	1,241,946
1,000,000		General Electric Capital Corp	6.000	06/15/12	Aaa	1,033,386
7,200,000		General Electric Capital Corp	5.500	06/04/14	Aaa	7,348,176
750,000		General Electric Capital Corp	5.625	05/01/18	Aaa	725,291
330,000	g, i	HSBC Capital Funding LP	4.610	12/30/49	A1	290,941
1,520,000		HSBC Finance Corp	5.250	01/14/11	Aa3	1,523,654
400,000		HSBC Finance Corp	5.900	06/19/12	Aa3	401,597
7,250,000		HSBC Finance Corp	4.750	07/15/13	Aa3	6,924,758
1,520,000		International Lease Finance Corp	5.450	03/24/11	A1	1,428,412
1,750,000		International Lease Finance Corp	5.750	06/15/11	A1	1,629,476
875,000		International Lease Finance Corp	6.625	11/15/13	A1	786,180
900,000		International Lease Finance Corp	5.650	06/01/14	A1	781,807
3,250,000		Kreditanstalt fuer Wiederaufbau	4.500	07/16/18	Aaa	3,224,569
1,077,000		MBNA Corp	6.125	03/01/13	Aa2	1,107,214
1,210,000	h	National Rural Utilities Cooperative Finance
		Corp	5.500	07/01/13	A1	1,223,876
460,000		Toyota Motor Credit Corp	2.875	08/01/08	Aaa	459,888
		TOTAL NONDEPOSITORY INSTITUTIONS				37,729,645

NONMETALLIC MINERALS, EXCEPT FUELS - 0.02%
425,000		Vulcan Materials Co	6.300	06/15/13	A3	430,587
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS				430,587

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
OIL AND GAS EXTRACTION - 0.95%
$ 1,110,000		Baker Hughes, Inc	6.875%	01/15/29	A2	$1,208,555
600,000		BJ Services Co	5.750	06/01/11	Baa1	606,347
930,000		Burlington Resources Finance Co	6.400	08/15/11	A2	982,538
1,110,000		Burlington Resources Finance Co	7.200	08/15/31	A2	1,258,653
850,000		Canadian Natural Resources Ltd	5.150	02/01/13	Baa2	851,473
385,000		ConocoPhillips Canada Funding Co	5.300	04/15/12	A1	395,801
270,000		Equitable Resources, Inc	5.150	11/15/12	Baa1	263,945
500,000		Husky Energy, Inc	6.250	06/15/12	Baa2	515,169
1,250,000		Husky Energy, Inc	6.800	09/15/37	Baa2	1,238,396
330,000		Nexen, Inc	5.050	11/20/13	Baa2	322,454
1,500,000		Nexen, Inc	5.650	05/15/17	Baa2	1,458,366
770,000		Nexen, Inc	6.400	05/15/37	Baa2	729,064
2,000,000	g	Pemex Projec Funding Master Trust	5.750	03/01/18	Baa1	1,975,000
3,000,000	g	Pemex Projec Funding Master Trust	6.625	06/15/38	Baa1	3,071,387
500,000		Petrobras International Finance Co	5.875	03/01/18	Baa1	480,972
500,000		Weatherford International, Inc	5.950	06/15/12	Baa1	509,879
2,230,000		XTO Energy, Inc	6.250	04/15/13	Baa2	2,296,447
		TOTAL OIL AND GAS EXTRACTION				18,164,446

PAPER AND ALLIED PRODUCTS - 0.11%
1,250,000		International Paper Co	7.400	06/15/14	Baa3	1,247,590
750,000		Kimberly-Clark Corp	6.625	08/01/37	A2	803,252
		TOTAL PAPER AND ALLIED PRODUCTS				2,050,842

PETROLEUM AND COAL PRODUCTS - 0.03%
700,000		Valero Energy Corp	6.625	06/15/37	Baa3	641,794
		TOTAL PETROLEUM AND COAL PRODUCTS				641,794

PIPELINES, EXCEPT NATURAL GAS - 0.41%
670,000		Enbridge Energy Partners LP	4.000	01/15/09	Baa2	666,610
330,000		Enterprise Products Operating LP	4.950	06/01/10	Baa3	329,928
500,000		Enterprise Products Operating LP	5.600	10/15/14	Baa3	489,799
370,000		Panhandle Eastern Pipe Line	4.800	08/15/08	Baa3	369,910
670,000		Plains All American Pipeline LP	4.750	08/15/09	Baa3	668,494
900,000	g	Rockies Express Pipeline LLC	6.250	07/15/13	Baa3	909,904
370,000		TransCanada Pipelines Ltd	4.000	06/15/13	A2	347,966
2,900,000		TransCanada Pipelines Ltd	7.690	06/30/16	A3	3,182,852
1,000,000		TransCanada Pipelines Ltd	5.850	03/15/36	A3	886,273
		TOTAL PIPELINES, EXCEPT NATURAL GAS				7,851,736

PRIMARY METAL INDUSTRIES - 0.12%
1,725,000	g	ArcelorMittal	5.375	06/01/13	Baa2	1,698,576
250,000	g	Xstrata Finance Canada Ltd	5.500	11/16/11	Baa2	247,295
350,000	g	Xstrata Finance Canada Ltd	6.900	11/15/37	Baa2	336,666
		TOTAL PRIMARY METAL INDUSTRIES				2,282,537

PRINTING AND PUBLISHING - 0.21%
330,000		News America, Inc	7.625	11/30/28	Baa1	350,748
1,250,000		News America, Inc	6.150	03/01/37	Baa1	1,150,891
1,500,000	e	Thomson Corp	5.950	07/15/13	Baa1	1,506,030
1,125,000		Thomson Corp	5.700	10/01/14	Baa1	1,107,630
		TOTAL PRINTING AND PUBLISHING				4,115,299

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
RAILROAD TRANSPORTATION - 0.22%
$ 670,000		Burlington Northern Santa Fe Corp	6.750%	07/15/11	Baa1	$702,646
450,000		Burlington Northern Santa Fe Corp	6.150	05/01/37	Baa1	423,987
370,000		Canadian National Railway Co	4.400	03/15/13	A3	360,235
325,000		Canadian Pacific Railway Co	5.750	05/15/13	Baa3	323,126
380,000		CSX Corp	6.150	05/01/37	Baa3	318,579
625,000	g	Norfolk Southern Corp	5.750	04/01/18	Baa1	615,118
1,263,000		Norfolk Southern Corp	5.590	05/17/25	Baa1	1,141,699
330,000		Union Pacific Corp	6.500	04/15/12	Baa2	344,969
		TOTAL RAILROAD TRANSPORTATION				4,230,359

REAL ESTATE - 0.03%
750,000	g, i	USB Realty Corp	6.091	12/30/49	A1	547,500
		TOTAL REAL ESTATE				547,500

SECURITY AND COMMODITY BROKERS - 1.59%
1,500,000	e	Bear Stearns Cos, Inc	5.700	11/15/14	Aa2	1,449,625
1,000,000		Bear Stearns Cos, Inc	6.400	10/02/17	Aa2	988,191
500,000		Bear Stearns Cos, Inc	7.250	02/01/18	Aa2	521,783
1,000,000		Eaton Vance Corp	6.500	10/02/17	A3	1,008,816
1,000,000	i	Goldman Sachs Capital II	5.793	12/30/49	A2	695,360
1,500,000		Goldman Sachs Group, Inc	5.700	09/01/12	Aa3	1,504,706
670,000		Goldman Sachs Group, Inc	4.750	07/15/13	Aa3	644,474
530,000		Goldman Sachs Group, Inc	5.150	01/15/14	Aa3	513,024
850,000		Goldman Sachs Group, Inc	5.950	01/18/18	Aa3	815,963
1,200,000		Goldman Sachs Group, Inc	6.150	04/01/18	Aa3	1,164,191
200,000		Goldman Sachs Group, Inc	6.450	05/01/36	A1	178,339
500,000		Goldman Sachs Group, Inc	6.750	10/01/37	A1	457,373
750,000	i	Lehman Brothers Holdings Capital Trust V	5.857	12/30/49	A3	489,375
1,700,000		Lehman Brothers Holdings, Inc	5.250	02/06/12	A1	1,608,768
3,425,000		Lehman Brothers Holdings, Inc	6.875	05/02/18	A1	3,315,760
550,000	i	Lehman Brothers Holdings, Inc	6.000	05/03/32	A2	420,498
1,750,000		Lehman Brothers Holdings, Inc	7.500	05/11/38	A2	1,623,248
875,000		Merrill Lynch & Co, Inc	5.450	02/05/13	A1	825,302
1,725,000		Merrill Lynch & Co, Inc	6.150	04/25/13	A1	1,671,872
2,550,000		Merrill Lynch & Co, Inc	6.875	04/25/18	A1	2,426,901
1,190,000		Morgan Stanley	5.750	10/18/16	Aa3	1,100,001
1,375,000		Morgan Stanley	5.450	01/09/17	Aa3	1,248,815
1,250,000		Morgan Stanley	5.550	04/27/17	Aa3	1,117,996
4,280,570	g	Morgan Stanley Tracers	6.789	06/15/12	Baa2	4,645,361
		TOTAL SECURITY AND COMMODITY BROKERS				30,435,742

TOBACCO PRODUCTS - 0.06%
850,000		Philip Morris Interanational, Inc	4.875	05/16/13	A2	834,978
300,000		Philip Morris Interanational, Inc	6.375	05/16/38	A2	292,357
		TOTAL TOBACCO PRODUCTS				1,127,335

TRANSPORTATION BY AIR - 0.05%
1,050,000		FedEx Corp	3.500	04/01/09	Baa2	1,046,438
		TOTAL TRANSPORTATION BY AIR				1,046,438

TRANSPORTATION EQUIPMENT - 0.27%

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 2,020,000	g	BAE Systems Holdings, Inc	6.400%	12/15/11	Baa2	$2,076,946
500,000		Honeywell International, Inc	5.700	03/15/37	A2	471,075
775,000		Lockheed Martin Corp	6.150	09/01/36	Baa1	766,737
740,000		United Technologies Corp	6.350	03/01/11	A2	778,660
875,000		United Technologies Corp	5.375	12/15/17	A2	874,304
235,000		United Technologies Corp	6.050	06/01/36	A2	232,821
		TOTAL TRANSPORTATION EQUIPMENT				5,200,543

WHOLESALE TRADE-DURABLE GOODS - 0.05%
1,000,000		Vale Overseas Ltd	6.250	01/23/17	Baa3	967,976
		TOTAL WHOLESALE TRADE-DURABLE GOODS				967,976

WHOLESALE TRADE-NONDURABLE GOODS - 0.11%
180,000		Colgate-Palmolive Co	6.450	06/16/28	Aa3	190,905
1,000,000	e	Enterprise Products Operating LLC	6.500	01/31/19	Baa3	1,005,300
960,000		Procter & Gamble Co	5.550	03/05/37	Aa3	922,682
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS				2,118,887

		TOTAL CORPORATE BONDS				364,220,929
		(Cost $372,998,847)
GOVERNMENT BONDS - 64.68%

AGENCY SECURITIES - 10.79%
1,580,979		Cal Dive I- Title XI, Inc	4.930	02/01/27	NR	1,624,488
1,690,000		Federal Farm Credit Bank (FFCB)	3.375	07/15/08	Aaa	1,690,502
1,690,000		FFCB	4.125	04/15/09	Aaa	1,706,633
10,000,000		FFCB	2.625	04/21/11	Aaa	9,759,930
10,000,000		Federal Home Loan Bank (FHLB)	5.000	10/16/09	Aaa	10,060,630
4,000,000		FHLB	2.375	04/30/10	Aaa	3,944,556
1,010,000		Federal Home Loan Mortgage Corp (FHLMC)
			3.750	02/27/09	Aaa	1,016,105
3,500,000		FHLMC	4.875	02/09/10	Aaa	3,601,111
13,688,000		FHLMC	5.875	03/21/11	Aa2	14,411,945
7,500,000		FHLMC	5.500	08/20/12	Aaa	7,935,660
3,000,000		FHLMC	4.125	12/21/12	Aaa	3,010,359
2,000,000		FHLMC	3.500	05/29/13	Aaa	1,943,372
13,000,000		FHLMC	3.750	06/28/13	Aaa	12,761,788
7,670,000		FHLMC	5.125	10/18/16	Aaa	7,887,007
14,750,000		FHLMC	5.125	11/17/17	Aaa	15,153,604
129,830	e	FHLMC	8.375	12/30/49	Aa3	3,154,869
6,760,000		Federal National Mortgage Association
		(FNMA)	3.660	02/25/09	Aaa	6,795,801
32,260,000		FNMA	5.100	09/10/09	Aaa	32,395,492
1,975,000		FNMA	2.375	05/20/10	Aaa	1,946,682
4,200,000	d	FNMA	7.125	06/15/10	Aaa	4,510,103
4,000,000		FNMA	5.000	10/15/11	Aaa	4,163,560
5,000,000		FNMA	5.375	06/12/17	Aaa	5,226,785
5,672,172		FNMA	6.000	06/01/36	A	5,772,923
572,300		FNMA	6.000	06/01/36	A	578,191
5,000,000		FNMA	5.625	07/15/37	Aaa	5,316,490
493,758	e	FNMA	8.250	12/30/49	Aa3	11,331,746
1,541,088		Overseas Private Investment Corp	3.420	01/15/15	NR	1,538,530
670,000		Private Export Funding Corp	5.870	07/31/08	Aaa	671,760

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 5,000,000		Private Export Funding Corp	4.900%	12/15/11	Aaa	$5,168,710
7,500,000		Private Export Funding Corp	3.550	04/15/13	Aaa	7,264,155
13,000,000		Private Export Funding Corp	5.450	09/15/17	Aaa	13,660,322
970,312		Totem Ocean Trailer Express, Inc	4.514	12/18/19	NR	989,282
		TOTAL AGENCY SECURITIES				206,993,091

FOREIGN GOVERNMENT BONDS - 2.61%
330,000		African Development Bank	3.250	08/01/08	Aaa	329,802
1,010,000		Asian Development Bank/Pasig	4.125	09/15/10	Aaa	1,031,383
1,690,000	e	Canada Mortgage & Housing Corp	4.800	10/01/10	Aaa	1,745,437
270,000		Chile Government International Bond	5.500	01/15/13	A2	279,477
1,110,000		China Development Bank	5.000	10/15/15	A1	1,084,898
600,000		Development Bank of Japan	4.250	06/09/15	Aaa	599,699
840,000		Eksportfinans A/S	5.000	02/14/12	Aaa	865,516
600,000		European Investment Bank	4.875	02/15/36	Aaa	590,303
1,690,000		Federal Republic of Germany	3.875	06/01/10	Aaa	1,698,281
6,000,000	e	Federative Republic of Brazil	6.000	01/17/17	Ba1	6,117,000
3,000,000		Federative Republic of Brazil	8.000	01/15/18	Ba1	3,331,500
900,000		Hellenic Republic	4.625	06/25/13	NR	899,442
2,020,000		International Finance Corp	5.125	05/02/11	Aaa	2,120,517
920,000		Israel Government International Bond	5.500	11/09/16	A1	942,944
1,275,000	e	Italy Government International Bond	5.375	06/12/17	NR	1,348,842
670,000		Kreditanstalt fuer Wiederaufbau	5.250	05/19/09	Aaa	682,805
775,000		Landwirtschaftliche Rentenbank	5.250	07/02/12	Aaa	815,840
3,000,000		Landwirtschaftliche Rentenbank	5.125	02/01/17	Aaa	3,136,881
242,000		Mexico Government International Bond	6.375	01/16/13	Baa1	254,705
646,000		Mexico Government International Bond	5.875	01/15/14	Baa1	671,840
750,000		Mexico Government International Bond	6.750	09/27/34	Baa1	795,750
1,000,000		Mexico Government International Bond	6.050	01/11/40	Baa1	961,500
1,150,000		Oesterreichische Kontrollbank AG.	5.000	04/25/17	Aaa	1,193,237
3,380,000	e	Province of Manitoba Canada	4.450	04/12/10	Aa1	3,442,229
1,500,000	e	Province of Manitoba Canada	5.000	02/15/12	Aa1	1,563,011
370,000		Province of Ontario	5.500	10/01/08	Aa1	372,745
3,740,000		Province of Ontario	3.375	05/20/11	Aa1	3,708,988
2,600,000		Province of Quebec Canada	5.125	11/14/16	Aa2	2,668,666
1,285,000	e	Province of Quebec Canada	4.625	05/14/18	Aa2	1,260,698
930,000		Province of Quebec Canada	7.500	09/15/29	Aa2	1,188,155
1,350,000		Province of Saskatchewan Canada	8.000	02/01/13	Aa1	1,566,682
900,000		South Africa Government International Bond
			5.875	05/30/22	Baa1	832,500
1,845,000		Svensk Exportkredit AB	5.125	03/01/17	Aa1	1,896,444
		TOTAL FOREIGN GOVERNMENT BONDS				49,997,717

MORTGAGE BACKED SECURITIES - 34.36%
1,264,886		Federal Home Loan Mortgage Corp (FHLMC)
			6.000	09/15/16		1,306,395
1,655,052		FHLMC	4.500	09/15/35		1,622,311
1,787,912	i	FHLMC	5.060	02/01/36		1,805,561
655,163	i	FHLMC	5.798	07/01/36		667,995
1,969,250	i	FHLMC	5.005	09/01/36		1,974,437
1,604,828	i	FHLMC	5.924	09/01/36		1,639,400
3,475,367	i	FHLMC	6.106	09/01/36		3,557,609
5,346,978	i	FHLMC	5.708	03/01/37		5,407,848

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$ 5,347,724	i	FHLMC	5.878%	04/01/37	$5,440,087
5,082,399	i	FHLMC	6.079	05/01/37	5,171,261
1,613,279	i	FHLMC	5.721	06/01/37	1,638,545
3,591,641	i	FHLMC	5.874	08/01/37	3,654,163
4,389,788	i	FHLMC	5.863	09/01/37	4,461,434
72,549	d	Federal Home Loan Mortgage Corp Gold
		(FGLMC)	7.500	01/01/16	76,076
4,281		FGLMC	7.500	05/01/16	4,490
5,290		FGLMC	7.500	06/01/16	5,546
2,472,532		FGLMC	4.500	09/01/18	2,417,210
2,364,780		FGLMC	4.500	01/01/19	2,305,956
4,182,564		FGLMC	4.500	05/01/19	4,078,523
3,175,179		FGLMC	5.000	05/01/20	3,151,894
483,145		FGLMC	4.500	07/01/20	469,920
70,552		FGLMC	7.000	10/01/20	74,550
7,779,624		FGLMC	4.500	06/01/21	7,566,657
12,804,023		FGLMC	4.500	06/01/21	12,453,513
7,687		FGLMC	6.500	10/01/28	8,006
115,696	d	FGLMC	6.500	01/01/29	120,503
17,957		FGLMC	6.500	03/01/29	18,704
62,722		FGLMC	6.500	07/01/29	65,348
11,918		FGLMC	8.000	01/01/31	12,911
123,100	d	FGLMC	6.500	09/01/31	128,022
131,261		FGLMC	8.000	09/01/31	142,201
793,792		FGLMC	7.000	12/01/31	839,039
3,180,944		FGLMC	6.000	03/01/33	3,234,561
491,437		FGLMC	6.000	03/01/33	499,260
2,124,495		FGLMC	4.500	07/01/33	1,980,470
3,622,130		FGLMC	5.000	09/01/33	3,493,163
1,725,383		FGLMC	5.500	09/01/33	1,709,478
1,314,384		FGLMC	5.500	09/01/33	1,302,267
1,693,651		FGLMC	5.500	09/01/33	1,678,038
2,111,650		FGLMC	5.500	10/01/33	2,092,184
6,751,598		FGLMC	5.500	12/01/33	6,693,577
11,491,558		FGLMC	7.000	12/01/33	12,146,570
5,812,457		FGLMC	5.000	01/01/34	5,605,502
14,730,961		FGLMC	5.000	12/01/34	14,188,045
987,254		FGLMC	5.500	12/01/34	976,302
4,735,704		FGLMC	4.500	04/01/35	4,407,257
2,224,624		FGLMC	6.000	05/01/35	2,252,389
3,133,691		FGLMC	7.000	05/01/35	3,312,310
1,466,915		FGLMC	6.000	07/01/35	1,485,223
371,855		FGLMC	5.500	08/01/35	367,382
547,676		FGLMC	6.000	08/01/35	554,512
1,069,355		FGLMC	5.000	10/01/35	1,028,273
2,929,643		FGLMC	5.000	11/01/35	2,817,093
987,899		FGLMC	6.000	01/01/36	999,302
845,728		FGLMC	7.000	01/01/36	891,133
3,264,796		FGLMC	5.500	04/01/36	3,221,436
761,122		FGLMC	6.500	05/01/36	785,606
2,221,133		FGLMC	6.500	10/01/36	2,292,583
675,576		FGLMC	6.500	12/01/36	692,030
5,610,181		FGLMC	5.500	01/01/37	5,535,671

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$ 8,820,224		FGLMC	5.500%	04/01/37	$8,697,569
9,836,876		FGLMC	5.500	05/01/37	9,700,082
3,453,845		FGLMC	6.000	08/01/37	3,492,634
1,902,131		FGLMC	6.000	09/01/37	1,923,493
3,992,785		FGLMC	6.500	09/01/37	4,119,978
1,533,173		FGLMC	5.000	04/01/38	1,470,439
3,191,440		FGLMC	6.500	05/01/38	3,293,105
1,000,000	h	FGLMC	5.500	07/01/38	986,094
80,050		Federal National Mortgage Association
		(FNMA)	5.000	06/01/13	80,506
1,872,954		FNMA	4.440	07/01/13	1,825,096
37,758		FNMA	6.000	09/01/13	38,873
2,119,155		FNMA	4.739	10/01/13	2,089,877
29,748		FNMA	6.500	12/01/13	31,002
1,520,206		FNMA	4.777	02/01/14	1,500,137
29,672		FNMA	6.000	06/01/14	30,548
2,213		FNMA	6.500	07/01/14	2,308
4,484,364		FNMA	4.640	11/01/14	4,361,939
5,315,200		FNMA	4.869	03/01/16	5,351,756
72,099		FNMA	6.500	10/01/16	75,238
378,634	d	FNMA	6.500	11/01/16	395,113
275,410	d	FNMA	6.500	04/01/17	287,310
349,454		FNMA	5.500	04/01/18	354,959
4,006,459		FNMA	5.500	04/01/18	4,065,263
152,691		FNMA	5.500	05/01/18	154,933
1,489,115		FNMA	4.500	10/01/18	1,456,262
3,399,931	d	FNMA	5.000	11/01/18	3,396,978
196,707		FNMA	6.000	01/01/19	201,360
360,725		FNMA	4.500	05/01/19	351,865
949,651		FNMA	5.000	03/01/20	948,454
7,000,000		FNMA	5.000	02/25/21	6,921,250
1,389,489		FNMA	5.000	03/01/21	1,387,738
734,085		FNMA	5.000	11/01/23	716,363
614,381		FNMA	5.500	02/01/24	613,982
350,126		FNMA	5.500	07/01/24	349,667
4,482		FNMA	8.000	07/01/24	4,873
4,555,717		FNMA	5.000	03/01/25	4,436,571
10,269,528		FNMA	5.000	10/01/25	10,000,949
2,632		FNMA	7.500	01/01/29	2,844
11,908		FNMA	6.500	04/01/29	12,384
17,345		FNMA	7.500	07/01/29	18,721
3,673		FNMA	7.500	07/01/29	3,964
2,788		FNMA	7.500	02/01/31	3,004
18,027		FNMA	7.500	03/01/31	19,425
9,666		FNMA	7.500	05/01/31	10,417
19,968		FNMA	6.500	09/01/31	20,741
8,528		FNMA	6.500	10/01/31	8,859
109,575		FNMA	6.500	11/01/31	113,820
241,231		FNMA	6.000	01/01/32	245,298
3,454,038		FNMA	5.500	01/01/33	3,426,986
17,901,282		FNMA	6.000	01/01/33	18,180,641
2,446,036		FNMA	5.000	02/01/33	2,361,237
423,452		FNMA	5.000	02/01/33	408,508

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$ 2,267,187		FNMA	4.500%	03/25/33	$2,240,458
1,340,158		FNMA	4.500	08/01/33	1,248,703
1,005,851		FNMA	5.000	08/01/33	970,352
1,010,000		FNMA	5.500	08/25/33	1,021,999
770,581		FNMA	5.500	09/01/33	764,064
1,023,426		FNMA	5.500	09/01/33	1,014,772
2,260,981		FNMA	4.500	10/01/33	2,106,687
1,145,985		FNMA	5.000	10/01/33	1,105,540
1,180,661		FNMA	5.000	10/01/33	1,138,993
4,110,956	d	FNMA	5.500	10/01/33	4,076,190
2,458,714		FNMA	5.500	10/01/33	2,437,921
9,475,971		FNMA	5.000	11/01/33	9,141,536
3,049,395	d	FNMA	5.500	12/01/33	3,023,607
4,438,303		FNMA	6.000	02/01/34	4,503,405
427,924		FNMA	5.000	03/01/34	412,822
8,143,480		FNMA	5.000	03/01/34	7,856,073
378,427		FNMA	5.000	03/01/34	365,072
576,542		FNMA	5.000	03/01/34	556,194
1,160,122		FNMA	5.000	03/01/34	1,119,178
3,293,320		FNMA	5.000	04/01/34	3,172,973
10,381,997		FNMA	5.000	08/01/34	10,018,607
1,286,480	h	FNMA	6.000	08/01/34	1,305,351
1,899,574		FNMA	5.500	09/01/34	1,879,948
7,178,000		FNMA	5.500	09/01/34	7,103,837
1,136,476		FNMA	6.000	11/01/34	1,151,015
343,732	h	FNMA	6.000	12/01/34	348,129
410,560	h	FNMA	6.000	12/01/34	415,813
7,935,022		FNMA	4.500	01/01/35	7,398,479
915,590		FNMA	5.500	01/01/35	906,131
22,822,944		FNMA	5.500	02/01/35	22,629,930
9,723,642		FNMA	5.000	02/25/35	9,741,927
3,509,283		FNMA	5.500	04/01/35	3,469,736
6,546,713		FNMA	5.500	04/01/35	6,479,072
862,289	h	FNMA	6.000	04/01/35	873,321
4,602,493		FNMA	4.500	05/01/35	4,288,409
922,763		FNMA	5.500	05/01/35	912,364
2,253,510		FNMA	6.000	05/01/35	2,278,818
123,615		FNMA	7.500	06/01/35	131,918
3,344,475		FNMA	5.000	08/01/35	3,217,032
8,621,159		FNMA	5.500	09/01/35	8,548,250
2,689,065		FNMA	5.000	10/01/35	2,586,597
3,240,399		FNMA	5.500	10/01/35	3,203,882
2,836,044		FNMA	5.500	10/01/35	2,804,083
910,191		FNMA	5.000	11/01/35	868,825
5,195,840		FNMA	5.500	11/01/35	5,137,286
522,165		FNMA	5.500	12/01/35	516,281
2,466,465		FNMA	6.000	12/01/35	2,494,165
917,771		FNMA	5.000	02/01/36	862,150
537,416		FNMA	5.000	02/01/36	504,846
4,351,976	i	FNMA	5.734	02/01/36	4,443,345
2,484,332		FNMA	6.500	02/01/36	2,563,472
2,357,277		FNMA	5.500	04/01/36	2,330,712
3,305,458	i	FNMA	5.976	07/01/36	3,375,202

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$ 3,687,011	i	FNMA	5.986%	07/01/36	$3,758,431
1,719,994		FNMA	6.500	09/01/36	1,773,173
3,073,446		FNMA	6.000	10/01/36	3,105,082
571,987	i	FNMA	5.770	12/01/36	584,013
3,769,501		FNMA	6.500	12/01/36	3,886,047
2,631,194		FNMA	6.500	12/01/36	2,691,989
2,736,215	h	FNMA	5.000	02/01/37	2,625,384
12,669,371		FNMA	5.500	02/01/37	12,510,757
1,617,954	i	FNMA	6.020	02/01/37	1,652,801
707,612		FNMA	7.000	02/01/37	742,525
5,506,685		FNMA	5.500	03/01/37	5,434,853
2,825,943		FNMA	6.500	03/01/37	2,913,316
1,398,628		FNMA	6.500	03/01/37	1,441,574
2,914,427		FNMA	7.000	04/01/37	3,058,221
7,595,093		FNMA	6.000	06/01/37	7,671,655
2,641,813		FNMA	6.000	07/01/37	2,668,445
5,502,963		FNMA	6.000	08/01/37	5,514,963
2,919,310		FNMA	6.000	08/01/37	2,948,738
1,128,767		FNMA	6.500	08/01/37	1,163,427
4,624,696		FNMA	6.500	08/01/37	4,766,700
1,089,065		FNMA	6.000	09/01/37	1,100,044
1,712,311		FNMA	6.000	09/01/37	1,729,573
1,341,243		FNMA	6.000	09/01/37	1,354,764
1,819,330		FNMA	6.000	09/01/37	1,837,670
3,465,210		FNMA	6.500	09/01/37	3,571,611
7,082,117	i	FNMA	5.929	10/01/37	7,202,533
1,404,800		FNMA	6.000	10/01/37	1,418,962
7,147,370		FNMA	6.500	10/01/37	7,366,834
3,560,126		FNMA	6.500	11/01/37	3,669,442
3,092,882		FNMA	7.000	11/01/37	3,245,480
7,452,787		FNMA	5.500	01/01/38	7,355,570
712,553		FNMA	6.500	01/01/38	734,433
13,371,565		FNMA	5.500	02/01/38	13,195,803
432,468		FNMA	6.500	02/01/38	445,748
866,397		FNMA	6.500	03/01/38	892,914
2,779,179		FNMA	6.500	03/01/38	2,864,237
1,926,669		FNMA	6.500	03/01/38	1,985,636
6,035,096		FNMA	6.500	03/01/38	6,219,803
1,341,720		FNMA	7.000	03/01/38	1,407,942
2,118,594		FNMA	7.000	03/01/38	2,223,158
981,247		FNMA	7.000	03/01/38	1,029,678
6,423,982	h	FNMA	5.000	04/01/38	6,163,133
6,165,187	h	FNMA	5.000	04/01/38	5,914,847
4,602,712	h	FNMA	5.000	05/01/38	4,415,818
20,000,000		FNMA	6.500	08/25/38	20,531,240
480		Government National Mortgage Association
		(GNMA)	7.000	01/15/28	512
2,116		GNMA	7.000	02/15/28	2,256
2,141		GNMA	7.000	06/15/28	2,283
3,074		GNMA	7.000	06/15/28	3,278
60,696		GNMA	6.500	09/15/28	63,098
12,872		GNMA	6.500	09/15/28	13,381
38,589		GNMA	6.500	11/15/28	40,116

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 10,128		GNMA	7.500%	11/15/28		$10,904
22,205		GNMA	7.500	07/15/29		23,896
2,451		GNMA	8.500	07/15/30		2,694
31,191		GNMA	8.500	10/15/30		34,281
37,884		GNMA	8.500	10/20/30		41,491
5,108		GNMA	8.500	12/15/30		5,615
8,324		GNMA	7.000	06/20/31		8,844
13,302		GNMA	6.500	07/15/31		13,816
32,194		GNMA	7.000	07/15/31		34,271
33,841		GNMA	7.000	07/15/31		36,024
30,392		GNMA	7.500	02/15/32		32,642
3,258		GNMA	6.500	03/15/33		3,381
2,214,442		GNMA	5.500	09/15/33		2,212,993
950,069		GNMA	5.500	02/20/35		945,149
6,868,975		GNMA	5.000	03/20/35		6,646,551
6,760,154		GNMA	5.500	05/20/35		6,725,143
2,814,138		GNMA	5.500	02/20/36		2,799,011
642,722	h	GNMA	6.000	10/20/36		652,564
643,315	h	GNMA	6.000	01/20/37		653,073
1,821,152	h	GNMA	6.000	12/15/37		1,851,457
16,000,000		GNMA	5.500	08/15/38		15,870,000
		TOTAL MORTGAGE BACKED SECURITIES				659,062,308

MUNICIPAL BONDS - 0.03%
670,000		Charlotte-Mecklenburg Hospital Authority	5.000	08/01/15	Aaa	662,978
		TOTAL MUNICIPAL BONDS				662,978

U.S. TREASURY SECURITIES - 16.89%
44,236,000	d	United States Treasury Bond	8.000	11/15/21		59,998,525
20,650,000	d	United States Treasury Bond	5.250	02/15/29		22,403,639
194,000		United States Treasury Bond	5.375	02/15/31		215,552
101,000		United States Treasury Bond	4.500	02/15/36		100,282
127,000		United States Treasury Bond	5.000	05/15/37		136,485
43,535,232		United States Treasury Inflation Indexed
		Bonds	0.875	04/15/10		44,286,911
16,035,491		United States Treasury Inflation Indexed
		Bonds	2.375	04/15/11		16,991,351
5,400,000		United States Treasury Note	3.125	09/15/08		5,414,342
13,180,000		United States Treasury Note	4.875	10/31/08		13,304,591
2,000,000		United States Treasury Note	4.000	08/31/09		2,037,656
380,000		United States Treasury Note	1.750	03/31/10		375,101
7,500,000		United States Treasury Note	2.625	05/31/10		7,504,687
26,394,000		United States Treasury Note	2.750	02/28/13		25,767,143
42,944,000		United States Treasury Note	2.500	03/31/13		41,430,911
44,055,000		United States Treasury Note	3.125	04/30/13		43,686,744
1,425,000		United States Treasury Note	3.500	05/31/13		1,435,576
2,120,000		United States Treasury Note	4.000	02/15/15		2,214,904
12,763,000		United States Treasury Note	4.750	08/15/17		13,520,803
7,817,000		United States Treasury Note	3.500	02/15/18		7,524,472
6,755,000		United States Treasury Note	3.875	05/15/18		6,698,535
22,000,000	j	United States Treasury Strip Principal		08/15/27		8,881,906
		TOTAL U.S. TREASURY SECURITIES				323,930,116

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
		TOTAL GOVERNMENT BONDS				$1,240,646,210
		(Cost $1,239,641,388)
		TOTAL BONDS				1,604,867,139
		(Cost $1,612,640,235)

STRUCTURED ASSETS - 13.96%

ASSET BACKED - 8.87%
$ 5,000,000		AmeriCredit Automobile Receivables Trust
		Series 2006-AF (Class A4)	5.640%	09/06/13	Aaa	5,035,693
5,000,000		AmeriCredit Automobile Receivables Trust
		Series 2007-BF (Class A3A)	5.160	04/06/12	Aaa	4,996,808
186,349	i	AQ Finance NIM Trust Series 2004-RN2	2.683	04/25/09	Aaa	170,657
124,444	i, m, v	AQ Finance NIM Trust Series 2004-RN3	2.663	05/25/09	Aaa	124,173
55,677		Asset Backed Funding Corp NIM Trust Series
		2005-WMC1 (Class N1)	5.900	07/26/35	NR	6
2,500,000		Capital One Auto Finance Trust Series 2007-B
		(Class A3A)	5.030	04/15/12	A2	2,437,554
400,000		Centex Home Equity Series 2004-C (Class	5.980	06/25/34	Aaa	355,096
11,919,896		Chase Funding Mortgage Loan Asset-Backed
		Certificates Series 2003-6 (Class 1A7)	4.277	09/25/33	Aaa	10,327,670
789,805	i	Chase Funding Mortgage Loan Asset-Backed
		Certificates Series 2004-2 (Class 1B)	5.700	02/25/35	Baa2	376,259
789,805	i	Chase Funding Mortgage Loan Asset-Backed
		Certificates Series 2004-2 (Class 1M1)	5.700	02/25/35	Aa2	577,894
1,192,924		CIT Group Home Equity Loan Trust Series
		2002-1 (Class AF6)	6.200	02/25/30	Aaa	1,118,721
4,000,000		Citicorp Mortgage Securities, Inc Series 2006-1
		(Class A3)	5.706	07/25/36	Aaa	3,928,269
6,000,000	d	Citicorp Mortgage Securities, Inc Series 2006-2
		(Class A3)	5.563	09/25/36	Aaa	5,940,220
1,500,000		Countrywide Alternative Loan Trust Series
		2004-29CB (Class A7)	5.375	01/25/35	NR	1,429,538
2,126,798		Countrywide Alternative Loan Trust Series
		2004-30CB (Class 1A15)	5.500	08/25/16	Aaa	1,979,396
153,369	i	Countrywide Home Equity Loan Trust Series
		2004-B (Class 1A)	2.691	02/15/29	Baa3	81,392
1,694,716		Credit-Based Asset Servicing and
		Securitization LLC Series 2007-MX1 (Class	6.159	12/25/36	Aaa	1,694,174
7,000,000		Flagstar Home Equity Loan Trust Series 2007-1A
		(Class AF3)	5.781	01/25/35	A2	5,549,673
169,955	i	GMAC Mortgage Corporation Loan Trust
		2005-HE2 A3	4.622	11/25/35	Baa3	156,472
1,435,000		GMAC Mortgage Corporation Loan Trust
		2006-HLTV A3	5.590	10/25/29	Baa3	1,168,796
1,350,000		GMAC Mortgage Corporation Loan Trust
		2006-HLTV A4	5.810	10/25/29	Baa3	731,503
122,692	i	Golden Securities Corp Series 2003-A (Class	2.771	12/02/13	Aa3	122,624
3,000,000		Hertz Vehicle Financing LLC Series 2005-2A
		(Class A2)	4.930	02/25/10	Aa3	2,985,236
1,317,380		HFC Home Equity Loan Asset Backed
		Certificates Series 2006-4 (Class A1F)	5.790	03/20/36	Aaa	1,312,290

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 1,688,611		HFC Home Equity Loan Asset Backed
		Certificates Series 2007-1 (Class A1F)	5.910%	03/20/36	Aaa	$1,691,951
5,000,000		HFC Home Equity Loan Asset Backed
		Certificates Series 2007-1 (Class A3F)	5.730	03/20/36	Aaa	4,611,096
15,000,000		Honda Auto Receivables Owner Trust Series
		2007-1 (Class A4)	5.090	07/18/13	NR	15,237,154
1,270,553		Household Automotive Trust Series 2006-2
		(Class A3)	5.610	08/17/11	Aaa	1,289,533
6,760,000		Household Credit Card Master Note Trust I
		Series 2006-1 (Class A)	5.100	06/15/12	Aaa	6,823,989
5,182,839		Hyundai Auto Receivables Trust Series 2006-A
		(Class A3)	5.130	06/15/10	Aaa	5,216,459
3,000,000		JPMorgan Auto Receivables Trust Series 2007-A
		(Class A3)	5.190	02/15/11	Aaa	3,023,189
1,782,857		Marriott Vacation Club Owner Trust Series
		2006-1A (Class A)	5.737	04/20/28	Aaa	1,726,751
1,965,237		Marriott Vacation Club Owner Trust Series
		2007-1A (Class A)	5.518	05/20/29	Aaa	1,859,007
9,200,000		Nissan Auto Lease Trust Series 2006-A (Class	5.110	03/15/10	Aaa	9,283,973
3,800,000		Nissan Auto Lease Trust Series 2006-A (Class	5.100	07/16/12	Aaa	3,861,521
115,764		Peco Energy Transition Trust Series 1999-A
		(Class A7)	6.130	03/01/09	Aaa	116,348
87,322		Public Service New Hampshire Funding LLC
		Series 2001-1 (Class A2)	5.730	11/01/10	Aaa	87,781
8,000,000	i	Residential Asset Mortgage Products, Inc
		Series 2004-RS11 (Class M1)	3.103	11/25/34	Aa1	6,783,947
351,055	i	Residential Asset Securities Corp Series 2001-KS2
		(Class AI6)	6.489	10/25/30	Aaa	318,885
1,350,000		Residential Funding Mortgage Securities II,
		Inc Series 2006-H12 (Class A2)	5.750	02/25/36	Baa3	1,196,634
200,000		Residential Funding Mortgage Securities II,
		Inc Series 2006-HI1 (Class M2)	6.060	02/25/36	Aa2	107,630
2,020,000		Residential Funding Mortgage Securities II,
		Inc Series 2006-HI3 (Class A3)	5.960	02/25/36	Baa3	1,537,189
6,760,000		Residential Funding Mortgage Securities II,
		Inc Series 2006-HI4 (Class A3)	5.440	09/25/36	Baa3	4,372,335
1,400,000		Residential Funding Mortgage Securities II,
		Inc Series 2006-HI5 (Class A2)	5.520	04/25/21	Baa3	1,049,106
2,500,000		Residential Funding Mortgage Securities II,
		Inc Series 2006-HI5 (Class A3)	5.500	08/25/25	Baa3	1,318,668
652,608	m	Sierra Receivables Funding Co Series 2006-1A
		(Class A1)	5.840	05/20/18	A2	620,009
3,475,397	i	SLM Student Loan Trust	3.060	10/25/12	Aaa	3,460,955
3,000,000	i	SLM Student Loan Trust	3.364	10/27/14	Aaa	2,995,821
3,991,800	i	SLM Student Loan Trust	3.050	04/25/17	Aaa	3,965,903
6,493,696	m, v	Sonic Capital LLC Series 2006-1A (Class A2)	5.096	12/20/31	Aa3	5,915,352
4,694,035		Triad Auto Receivables Owner Trust Series
		2005-A (Class A4)	4.220	06/12/12	Aa3	4,520,745
540,137		Triad Auto Receivables Owner Trust Series
		2006-B (Class A3)	5.410	08/12/11	Aaa	540,630
5,860,431	d	Volkswagen Auto Lease Trust Series 2006-A
		(Class A3)	5.500	09/21/09	Aaa	5,896,518

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 10,000,000	d	Volkswagen Auto Lease Trust Series 2006-A
		(Class A4)	5.540%	04/20/11	Aaa	$10,143,798
7,262,967		Wachovia Auto Loan Owner Trust Series
		2006-2A (Class A3)	5.230	08/22/11	Aaa	7,315,375
788,476	i	Wachovia Loan Trust Series 2005-SD1
		(Class A)	2.843	05/25/35	NR	743,204
		TOTAL ASSET BACKED				170,231,570

OTHER MORTGAGE BACKED SECURITIES - 5.09%
670,000	i	Banc of America Commercial Mortgage, Inc
		Series 2006-2 (Class A4)	5.929	05/10/45	NR	654,233
2,000,000		Banc of America Commercial Mortgage, Inc
		Series 2006-4 (Class A4)	5.634	07/10/46	Aaa	1,926,359
825,000		Banc of America Commercial Mortgage, Inc
		Series 2006-6 (Class AJ)	5.421	10/10/45	Aaa	663,383
2,250,000	i	Banc of America Commercial Mortgage, Inc
		Series 2007-2 (Class A2)	5.634	04/10/49	NR	2,208,718
1,492,225		Banc of America Mortgage Securities, Inc
		Series 2006-1 (Class A8)	6.000	05/25/36	Aaa	1,498,095
363,616		Bank of America Alternative Loan Trust
		Series 2004-8 (Class 3A1)	5.500	09/25/19	Aaa	354,300
2,000,000		Bear Stearns Commercial Mortgage Securities
		Series 2006-PW14 (Class A4)	5.201	12/11/38	NR	1,865,558
1,000,000	i	Bear Stearns Commercial Mortgage Securities
		Series 2006-T22 (Class A4)	5.631	04/12/38	Aaa	966,404
1,465,000		Bear Stearns Commercial Mortgage Securities
		Series 2006-T24 (Class A4)	5.537	10/12/41	Aaa	1,401,732
1,963,000	i	Bear Stearns Commercial Mortgage Securities
		Series 2007-PW16 (Class AJ)	5.902	06/11/40	Aaa	1,564,147
1,310,199	i	Bear Stearns Commercial Mortgage Securities
		Series 2007-PW17 (Class AM)	5.915	06/11/50	NR	1,199,486
1,305,000	i	Bear Stearns Commercial Mortgage Securities
		Series 2007-T28 (Class AJ)	6.175	09/11/42	NR	1,052,172
2,020,000		Citigroup/Deutsche Bank Commercial
		Mortgage Trust Series 2006-CD3 (Class A5)	5.617	10/15/48	Aaa	1,941,053
1,356,958		Countrywide Home Loan Mortgage Pass
		Through Trust Series 2005-17 (Class 1A10)	5.250	09/25/35	NR	1,340,122
1,620,000		Credit Suisse Mortgage Capital Certificates
		Series 2006-C4 (Class A3)	5.467	09/15/39	Aaa	1,539,921
2,000,000		Credit Suisse Mortgage Capital Certificates
		Series 2006-C5 (Class A3)	5.311	12/15/39	Aaa	1,878,249
343,740	i	Credit Suisse Mortgage Capital Certificates
		Series 2006-TF2A (Class A1)	2.571	10/15/21	Aaa	329,414
1,965,000	i	Credit Suisse Mortgage Capital Certificates
		Series 2007-C1 (Class AJ)	5.457	02/15/40	Aaa	1,534,694
1,370,000	i	Credit Suisse Mortgage Capital Certificates
		Series 2007-C3 (Class AM)	5.913	06/15/39	Aaa	1,245,502
2,970,782	i	Credit Suisse/Morgan Stanley Commercial
		Mortgage Certificate Series HC1A (Class A1)	2.661	05/15/23	Aaa	2,810,390
989,200	i	GE Capital Commercial Mortgage Corp	5.512	11/10/45	Aaa	944,512
2,000,000		Greenwich Capital Commercial Funding Corp
		Series 2007-GG11 (Class A2)	5.597	12/10/49	NR	1,944,298

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 1,365,000		Greenwich Capital Commercial Funding Corp
		Series 2007-GG11 (Class A4)	5.736%	12/10/49	NR	$1,290,302
1,380,000		GS Mortgage Securities Corp II Series 2006-
		GG8 (Class A2)	5.479	11/10/39	Aaa	1,368,485
1,350,000		GS Mortgage Securities Corp II Series 2006-
		GG8 (Class A4)	5.560	11/10/39	Aaa	1,292,399
2,000,000	i	GS Mortgage Securities Corp II Series 2007-
		GG10 (Class A2)	5.778	08/10/45	Aaa	1,973,891
2,040,000	i	GS Mortgage Securities Corp II Series 2007-
		GG10 (Class A4)	5.993	08/10/45	Aaa	1,950,662
1,000,000	i	GS Mortgage Securities Corp II Series 2007-
		GG10 (Class AM)	5.993	08/10/45	Aaa	915,960
849,839	i	GSAA Trust Series 2004-3 (Class AF3)	5.691	04/25/34	Aaa	851,200
1,490,000	i	JP Morgan Chase Commercial Mortgage
		Securities Corp Series 2003-CB6 (Class A2)	5.255	07/12/37	Aaa	1,472,887
1,600,000	i	JP Morgan Chase Commercial Mortgage
		Securities Corp Series 2006-FL1A (Class A2)	2.651	02/15/20	Aaa	1,480,779
1,500,000	i	JP Morgan Chase Commercial Mortgage
		Securities Corp Series 2006-LDP7 (Class A2)	6.051	04/15/45	Aaa	1,508,186
2,000,000		JP Morgan Chase Commercial Mortgage
		Securities Corp Series 2007-CB18 (Class A4)	5.440	06/12/47	Aaa	1,860,196
1,355,000	i	JP Morgan Chase Commercial Mortgage
		Securities Corp Series 2007-CB19 (Class AM)	5.937	02/12/49	Aaa	1,235,173
883,275	i	JP Morgan Chase Commercial Mortgage
		Securities Corp Series 2007-FL1A (Class A1)	2.846	07/15/19	Aaa	855,457
725,000	i	JP Morgan Chase Commercial Mortgage
		Securities Corp Series 2008-C2 (Class AM)	6.799	02/12/51	Aaa	696,935
6,760,000	d,i	LB-UBS Commercial Mortgage Trust Series
		2004-C7 (Class A6)	4.786	10/15/29	Aaa	6,405,499
1,965,000	i	LB-UBS Commercial Mortgage Trust Series
		2007-C2 (Class AJ)	5.562	02/15/40	NR	1,544,263
1,305,000	i	LB-UBS Commercial Mortgage Trust Series
		2008-C1 (Class A2)	6.317	04/15/41	Aaa	1,272,507
861,063	i	Merrill Lynch Mortgage Trust Series 2005-
		CIP1 (Class AM)	5.107	07/12/38	Aaa	809,449
700,000	i	Merrill Lynch Mortgage Trust Series 2006-C1
		(Class A4)	5.842	05/12/39	NR	681,079
1,500,000	i	Merrill Lynch Mortgage Trust Series 2007-C1
		(Class AJ)	6.023	06/12/50	NR	1,201,870
1,700,000	i	Merrill Lynch Mortgage Trust Series 2008-C1
		(Class AJ)	6.266	02/12/51	Aaa	1,423,949
1,050,000	i	Merrill Lynch Mortgage Trust Series 2008-C1
		(Class AM)	6.266	02/12/51	Aaa	990,036
775,000	g, i	Merrill Lynch Mortgage Trust Series 2008-C1
		(Class C)	6.266	02/12/51	NR	535,204
1,400,000	i	Merrill Lynch/Countrywide Commercial
		Mortgage Trust Series 2006-1 (Class A4)	5.603	02/12/39	NR	1,343,447
1,563,000		Merrill Lynch/Countrywide Commercial
		Mortgage Trust Series 2007-5 (Class A4)	5.378	08/12/48	Aaa	1,448,136
1,305,000	i	Merrill Lynch/Countrywide Commercial
		Mortgage Trust Series 2007-8 (Class AM)	6.156	08/12/49	NR	1,186,281
1,050,000	i	Merrill Lynch/Countrywide Commercial
		Mortgage Trust Series 2007-9 (Class AM)	5.856	09/12/49	NR	956,080

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 3,380,000		Morgan Stanley Capital I Series 2005-HQ5	4.809%	01/14/42	NR	$3,375,282
670,000	i	Morgan Stanley Capital I Series 2006-HQ9	5.731	07/12/44	NR	649,571
300,000	i	Morgan Stanley Capital I Series 2006-IQ11	5.948	10/15/42	NR	250,129
2,200,000		Morgan Stanley Capital I Series 2006-IQ12
		(Class A2)	5.283	12/15/43	NR	2,164,472
2,000,000		Morgan Stanley Capital I Series 2007-HQ11
		(Class A31)	5.439	02/12/44	Aaa	1,914,962
1,740,000		Morgan Stanley Capital I Series 2007-IQ13
		(Class A4)	5.364	03/15/44	NR	1,608,617
1,200,000		Residential Accredit Loans, Inc Series 2005-
		QS17 (Class A1)	6.000	12/25/35	Aaa	1,002,430
540,000	i	Wachovia Bank Commercial Mortgage Trust
		Series 2006-C24 (Class A3)	5.558	03/15/45	Aaa	518,125
1,925,000	i	Wachovia Bank Commercial Mortgage Trust
		Series 2006-WL7A (Class A2)	2.591	09/15/21	Aaa	1,813,987
3,100,000	i	Wachovia Bank Commercial Mortgage Trust
		Series 2007-C30 (Class AJ)	5.413	12/15/43	Aaa	2,411,018
1,500,000		Wachovia Bank Commercial Mortgage Trust
		Series 2007-C31 (Class A2)	5.421	04/15/47	Aaa	1,461,504
5,269,673		Washington Mutual, Inc Series 2003-S10	4.500	10/25/18	NR	5,015,540
2,131,694		Wells Fargo Mortgage Backed Securities
		Trust Series 2005-1 (Class 2A1)	5.000	01/25/20	Aaa	2,042,430
2,367,257	i	Wells Fargo Mortgage Backed Securities
		Trust Series 2006-AR2 (Class 2A3)	5.106	03/25/36	NR	2,293,237
1,771,191	i	Wells Fargo Mortgage Backed Securities
		Trust Series 2006-AR4 (Class 1A1)	5.858	04/25/36	NR	1,629,075
		TOTAL OTHER MORTGAGE BACKED SECURITIES				97,563,433

		TOTAL STRUCTURED ASSETS				267,795,003
		(Cost $282,272,896)
SHARES		COMPANY

PREFERRED STOCKS - 0.02%
DEPOSITORY INSTITUTIONS - 0.02%
24,000	e	Bank of America Corp	6.204	12/30/49	A1	480,000
		TOTAL DEPOSITORY INSTITUTIONS				480,000

		TOTAL PREFERRED STOCKS				480,000
		(Cost $600,000)

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 6.77%

CHEMICALS AND ALLIED PRODUCTS - 0.26%
$ 5,000,000		Procter & Gamble International		08/12/08		4,984,562
		TOTAL CHEMICALS AND ALLIED PRODUCTS				4,984,562

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 4.82%
17,510,000		Federal Home Loan Bank (FHLB)		07/01/08		17,510,000
12,980,000		FHLB		07/02/08		12,979,221
19,430,000		FHLB		07/07/08		19,423,044
18,700,000		FHLB		07/09/08		18,691,061
10,110,000		FHLB		07/10/08		10,104,571

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

			MATURITY
PRINCIPAL		ISSUER	DATE	VALUE
$ 13,650,000		FHLB	07/14/08	$13,639,408
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES		92,347,305

SHARES
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.69%
32,458,784		State Street Navigator Securities Lending Prime Portfolio		32,458,784
				32,458,784

		TOTAL SHORT-TERM INVESTMENTS		129,790,651
		(Cost $129,793,296)

		TOTAL PORTFOLIO - 104.42%		2,002,932,793
		(Cost $2,025,306,427)
		OTHER ASSETS & LIABILITIES, NET - (4.42)%		(84,865,447)

		NET ASSETS - 100.00%		$1,918,067,346

		The following abbreviations are used in portfolio descriptions:
		LLC -Limited Liability Company
		LP - Limited Partnership
		NR - Not rated by Moody's
		plc -Public Limited Company

	+	As provided by Moody's Investors Service (unaudited).
	d	All or a portion of these securities have been segregated by the custodian to cover securities purchased
		on a delayed delivery basis.
	e	All or a portion of these securities are out on loan.
	g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in
		transactions exempt from registration to qualified institutional buyers.
		At June 30, 2008, the value of these securities amounted to $71,645,780 or 3.74% of net assets.
	h	These securities were purchased on a delayed delivery basis.
	i	Floating rate or variable rate securities reflects the rate at June 30, 2008.
	j	Zero coupon.
	m	Indicates a security has been deemed illiquid.
	v	Security valued at fair value.

		At June 30, 2008, the net unrealized depreciation on investments was $22,373,634,
		consisting of gross unrealized appreciation of $15,738,283 and gross unrealized depreciation of
		$38,111,917.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Plus Fund II

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
BOND PLUS FUND II
STATEMENT OF INVESTMENTS (unaudited)
June 30, 2008
				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE

BONDS - 77.93%

CORPORATE BONDS - 26.99%

AMUSEMENT AND RECREATION SERVICES - 0.12%
$ 350,000		Walt Disney Co	5.700%	07/15/11	A2	$365,625
250,000		Walt Disney Co	4.700	12/01/12	A2	251,573
		TOTAL AMUSEMENT AND RECREATION SERVICES				617,198

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.08%
500,000		Autonation, Inc	7.000	04/15/14	Ba2	445,000
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS				445,000

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.16%
600,000		Home Depot, Inc	5.250	12/16/13	Baa1	575,466
275,000		Lowe's Cos, Inc	8.250	06/01/10	A1	294,606
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES				870,072

BUSINESS SERVICES - 0.59%
250,000		Daimler Finance North America LLC	5.875	03/15/11	A3	253,216
250,000		Daimler Finance North America LLC	5.750	09/08/11	A3	254,936
500,000		Hanarotelecom, Inc	7.000	02/01/12	Baa3	497,575
630,000	e	Lamar Media Corp	7.250	01/01/13	Ba3	605,588
187,000		Lamar Media Corp	6.625	08/15/15	Ba3	170,170
250,000		Oracle Corp	4.950	04/15/13	A2	252,416
600,000		Sungard Data Systems, Inc	10.250	08/15/15	Caa1	603,000
500,000	g	VIP Finance Ireland Ltd for OJSC Vimpel
		Communications	8.375	04/30/13	Ba2	492,914
		TOTAL BUSINESS SERVICES				3,129,815

CHEMICALS AND ALLIED PRODUCTS - 0.86%
150,000		Abbott Laboratories	5.600	05/15/11	A1	156,859
350,000		Air Products & Chemicals, Inc	4.150	02/01/13	A2	342,284
200,000		Amgen, Inc	5.850	06/01/17	A3	196,993
350,000	e	Bristol-Myers Squibb Co	5.450	05/01/18	A2	345,264
150,000		Bristol-Myers Squibb Co	6.125	05/01/38	A2	145,493
500,000		Chemtura Corp	6.875	06/01/16	Ba2	432,500
120,000		Clorox Co	5.950	10/15/17	Baa2	120,157
500,000		GlaxoSmithKline Capital, Inc	5.650	05/15/18	A1	498,091
185,000		GlaxoSmithKline Capital, Inc	6.375	05/15/38	A1	183,637
310,000		Johnson & Johnson	5.150	08/15/12	Aaa	324,713
300,000		Johnson & Johnson	5.950	08/15/37	Aaa	311,446
550,000		Lubrizol Corp	4.625	10/01/09	Baa3	547,419
500,000		Nalco Co	7.750	11/15/11	B1	500,000
200,000		Praxair, Inc	5.250	11/15/14	A2	202,329
220,000		Schering-Plough Corp	6.550	09/15/37	Baa1	214,857
		TOTAL CHEMICALS AND ALLIED PRODUCTS				4,522,042

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Plus Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
COAL MINING - 0.04%
$ 250,000	g	Griffin Coal Mining Co Pty Ltd	9.500%	12/01/16	Ba3	$198,750
		TOTAL COAL MINING				198,750

COMMUNICATIONS - 3.29%
1,900,000		Alamosa Delaware, Inc	8.500	01/31/12	Baa3	1,881,000
500,000		Allbritton Communications Co	7.750	12/15/12	B1	486,250
250,000		America Movil SAB de C.V.	6.125	11/15/37	A3	227,439
275,000		AT&T, Inc	6.150	09/15/34	A2	256,952
600,000		AT&T, Inc	6.500	09/01/37	A2	580,691
300,000		AT&T, Inc	6.300	01/15/38	A2	283,427
525,000		Comcast Cable Communications Holdings, Inc	8.375	03/15/13	Baa2	577,903
275,000		Comcast Corp	5.900	03/15/16	Baa2	268,699
475,000		Comcast Corp	5.875	02/15/18	Baa2	456,992
275,000		Comcast Corp	5.650	06/15/35	Baa2	233,677
550,000		Comcast Corp	6.500	11/15/35	Baa2	522,844
500,000		Comcast Corp	6.400	05/15/38	Baa2	461,237
150,000	g	DirecTV Holdings LLC	7.625	05/15/16	Ba3	147,750
500,000		Echostar DBS Corp	7.000	10/01/13	Ba3	476,250
625,000		France Telecom S.A.	7.750	03/01/11	A3	661,900
275,000		New Cingular Wireless Services, Inc	7.875	03/01/11	A2	292,780
275,000		New Cingular Wireless Services, Inc	8.750	03/01/31	A2	326,309
1,000,000		Qwest Communications International, Inc	7.250	02/15/11	Ba3	966,250
500,000		Qwest Corp	8.875	03/15/12	Ba1	510,000
550,000		Rogers Cable, Inc	6.750	03/15/15	Baa3	560,946
300,000		Rogers Wireless, Inc	8.000	12/15/12	Ba1	309,750
550,000		Rogers Wireless, Inc	7.500	03/15/15	Baa3	582,226
525,000		Sprint Capital Corp	8.375	03/15/12	Baa3	519,750
75,000		Telecom Italia Capital S.A.	4.950	09/30/14	Baa2	68,644
75,000		Telecom Italia Capital S.A.	6.999	06/04/18	Baa2	75,639
250,000		Telefonica Emisiones SAU	6.221	07/03/17	Baa1	249,881
500,000		Time Warner Cable, Inc	5.400	07/02/12	Baa2	494,950
1,000,000		Time Warner Cable, Inc	5.850	05/01/17	Baa2	949,801
300,000		Verizon Communications, Inc	5.250	04/15/13	A3	298,274
225,000		Verizon Communications, Inc	6.900	04/15/38	A3	222,361
2,200,000		Verizon New Jersey, Inc	5.875	01/17/12	A3	2,230,653
275,000		Verizon Virginia, Inc	4.625	03/15/13	Baa1	265,838
250,000		Viacom, Inc	5.750	04/30/11	Baa3	250,583
250,000		Viacom, Inc	6.125	10/05/17	Baa3	239,707
350,000		Viacom, Inc	6.875	04/30/36	Baa3	328,680
		TOTAL COMMUNICATIONS				17,266,033

DEPOSITORY INSTITUTIONS - 5.20%
1,100,000	g	BA Covered Bond Issuer	5.500	06/14/12	Aaa	1,141,360
3,000,000	g	Banco Bilbao Vizcaya Argentaria S.A.	5.750	07/20/17	Aaa	3,166,971
275,000		Bank of America Corp	6.250	04/15/12	Aa2	283,490
100,000		Bank of America Corp	4.900	05/01/13	Aa2	96,506
350,000		Bank of America Corp	5.650	05/01/18	Aa2	326,755
650,000		Bank of America NA	5.300	03/15/17	Aa1	596,667
550,000		Bank One Corp	5.250	01/30/13	Aa3	540,869
250,000	i	BB&T Capital Trust IV	6.820	06/12/57	A1	212,430
650,000		Citigroup, Inc	5.125	02/14/11	Aa3	647,527
300,000		Citigroup, Inc	5.100	09/29/11	Aa3	296,510

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Plus Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 550,000		Citigroup, Inc	5.500%	04/11/13	Aa3	$536,787
750,000		Citigroup, Inc	5.125	05/05/14	Aa3	716,210
525,000		Citigroup, Inc	6.875	03/05/38	Aa3	506,622
300,000		Credit Suisse	5.000	05/15/13	Aa1	291,950
2,700,000	g	Depfa ACS Bank	5.125	03/16/37	Aaa	2,564,541
250,000		Deutsche Bank AG.	4.875	05/20/13	Aa1	245,927
250,000	e	Golden West Financial Corp	4.750	10/01/12	Aa3	239,668
150,000		HSBC Holdings plc	6.500	09/15/37	Aa3	136,738
250,000	i	Huntington Capital III	6.650	05/15/37	Baa1	157,424
275,000	i	ING Groep NV	5.775	12/30/49	A1	228,244
550,000		JPMorgan Chase & Co	7.875	06/15/10	Aa3	575,616
275,000		JPMorgan Chase & Co	4.500	01/15/12	Aa2	267,081
1,250,000		JPMorgan Chase & Co	6.400	05/15/38	Aa2	1,159,420
550,000		M&I Marshall & Ilsley Bank	4.400	03/15/10	Aa3	539,123
250,000	i	Manufacturers & Traders Trust Co	5.629	12/01/21	A2	224,385
1,100,000		Mellon Funding Corp	6.400	05/14/11	Aa3	1,138,706
400,000		National City Corp	4.000	02/01/11	A3	323,500
1,450,000	g	Nationwide Building Society	5.500	07/18/12	Aaa	1,471,646
250,000		Popular North America, Inc	5.650	04/15/09	A3	247,581
275,000	g, i	Rabobank Capital Funding Trust	5.254	12/30/49	Aa2	236,166
550,000		Regions Financial Corp	6.375	05/15/12	A3	541,938
350,000	g, i	Royal Bank of Scotland Group plc	6.990	12/30/49	A1	315,010
100,000		Union Bank of California NA	5.950	05/11/16	A1	94,860
550,000		US Bank NA	5.700	12/15/08	Aa2	555,578
500,000	e,g	VTB Capital S.A.	6.875	05/29/18	A2	487,500
375,000		Wachovia Bank NA	4.800	11/01/14	Aa2	339,589
350,000		Wachovia Bank NA	5.850	02/01/37	Aa2	278,606
250,000		Wachovia Bank NA	6.600	01/15/38	Aa2	217,848
75,000		Wachovia Corp	5.300	10/15/11	Aa3	73,334
650,000		Wachovia Corp	5.500	05/01/13	Aa3	622,116
350,000	i	Wachovia Corp	7.980	12/30/49	A2	321,440
100,000		Washington Mutual, Inc	5.500	08/24/11	Baa3	87,000
2,000,000		Wells Fargo & Co	5.300	08/26/11	Aa1	2,034,734
475,000		Wells Fargo & Co	4.375	01/31/13	Aa1	459,946
1,850,000		Wells Fargo Bank NA	4.750	02/09/15	Aa1	1,764,595
		TOTAL DEPOSITORY INSTITUTIONS				27,310,514

EATING AND DRINKING PLACES - 0.04%
200,000		McDonald's Corp	5.350	03/01/18	A3	195,127
		TOTAL EATING AND DRINKING PLACES				195,127

ELECTRIC, GAS, AND SANITARY SERVICES - 2.49%
325,000		American Water Capital Corp	6.085	10/15/17	Baa2	311,741
190,000		Carolina Power & Light Co	5.125	09/15/13	A2	191,182
275,000		Carolina Power & Light Co	5.700	04/01/35	A2	256,346
550,000		CenterPoint Energy Resources Corp	7.875	04/01/13	Baa3	588,777
300,000		CenterPoint Energy Resources Corp	6.250	02/01/37	Baa3	266,197
550,000		Centerpoint Energy, Inc	6.500	05/01/18	Ba1	537,170
200,000		Commonweatlh Edison Co	5.900	03/15/36	Baa2	180,569
825,000		Consolidated Natural Gas Co	6.250	11/01/11	Baa2	851,441
275,000		Consolidated Natural Gas Co	5.000	12/01/14	Baa2	262,242
525,000		Consumers Energy Co	4.400	08/15/09	Baa1	525,431
400,000		Exelon Generation Co LLC	6.200	10/01/17	A3	389,600

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Plus Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 550,000		Florida Power Corp	4.500%	06/01/10	A2	$555,600
400,000	g	Israel Electric Corp Ltd	7.250	01/15/19	Baa2	408,305
200,000	g	Korea Southern Power Co Ltd	5.375	04/18/13	A1	196,830
300,000		Midamerican Energy Co	5.800	10/15/36	A2	279,047
417,400		Midwest Generation LLC	8.560	01/02/16	Baa3	430,966
250,000		National Fuel Gas Co	5.250	03/01/13	Baa1	242,026
550,000		National Rural Utilities Cooperative Finance Corp	5.750	08/28/09	A2	560,943
250,000	e	Nevada Power Co	6.650	04/01/36	Baa3	241,300
250,000		Nevada Power Co	6.750	07/01/37	Baa3	244,314
250,000		Northern States Power Co	6.250	06/01/36	A2	255,557
500,000		NRG Energy, Inc	7.250	02/01/14	B1	477,500
50,000		ONEOK Partners LP	5.900	04/01/12	Baa2	50,268
1,100,000		Pacific Gas & Electric Co	4.200	03/01/11	A3	1,090,775
500,000	e	Public Service Co of Colorado	4.875	03/01/13	A3	501,808
275,000		Public Service Co of Colorado	5.500	04/01/14	A3	279,737
250,000		Puget Sound Energy, Inc	6.274	03/15/37	Baa2	233,974
500,000		Sabine Pass LNG LP	7.500	11/30/16	B2	450,000
300,000		Sempra Energy	6.150	06/15/18	Baa1	297,177
600,000		Texas Eastern Transmission LP	7.300	12/01/10	A3	640,532
175,000		Veolia Environnement	5.250	06/03/13	A3	174,839
275,000		Virginia Electric and Power Co	4.750	03/01/13	Baa1	270,631
300,000		Waste Management, Inc	6.100	03/15/18	Baa3	299,311
550,000		Westar Energy, Inc	6.000	07/01/14	Baa2	557,498
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				13,099,634

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.10%
275,000		Cisco Systems, Inc	5.500	02/22/16	A1	277,449
250,000		General Electric Co	5.250	12/06/17	Aaa	240,333
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				517,782

FABRICATED METAL PRODUCTS - 0.09%
500,000		Crown Americas LLC	7.625	11/15/13	B1	498,750
		TOTAL FABRICATED METAL PRODUCTS				498,750

FOOD AND KINDRED PRODUCTS - 0.80%
300,000		Archer-Daniels-Midland Co	5.450	03/15/18	A2	292,693
275,000		Bottling Group LLC	4.625	11/15/12	Aa2	278,074
250,000		Bunge Ltd Finance Corp	5.875	05/15/13	Baa2	245,791
250,000		Bunge Ltd Finance Corp	5.100	07/15/15	Baa2	227,373
40,000		Cott Beverages USA, Inc	8.000	12/15/11	B3	33,600
313,000	e	Diageo Capital plc	5.125	01/30/12	A3	315,729
220,000		Diageo Finance BV	3.875	04/01/11	A3	216,081
325,000	g	Dr. Pepper Snapple Group, Inc	6.820	05/01/18	Baa3	326,341
100,000	g	Dr. Pepper Snapple Group, Inc	7.450	05/01/38	Baa3	104,940
350,000		Kraft Foods, Inc	6.000	02/11/13	Baa2	353,613
80,000		Kraft Foods, Inc	6.125	02/01/18	Baa2	77,766
350,000		Kraft Foods, Inc	6.125	08/23/18	Baa2	338,947
550,000		Kraft Foods, Inc	6.500	11/01/31	Baa2	509,055
500,000	g	Miller Brewing Co	4.250	08/15/08	Baa1	500,682
100,000		PepsiCo, Inc	5.000	06/01/18	Aa2	97,566
275,000		WM Wrigley Jr Co	4.650	07/15/15	A1	266,400
		TOTAL FOOD AND KINDRED PRODUCTS				4,184,651

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Plus Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
FOOD STORES - 0.58%
$ 250,000		Delhaize Group	6.500%	06/15/17	Baa3	$252,180
550,000	d	Kroger Co	6.800	04/01/11	Baa2	573,530
500,000		Kroger Co	6.400	08/15/17	Baa2	509,975
275,000		Safeway, Inc	4.950	08/16/10	Baa2	276,779
400,000		Safeway, Inc	6.350	08/15/17	Baa2	411,668
500,000		Stater Brothers Holdings	8.125	06/15/12	B2	502,500
500,000	g	Susser Holdings LLC	10.625	12/15/13	B3	513,750
		TOTAL FOOD STORES				3,040,382

GENERAL BUILDING CONTRACTORS - 0.10%
500,000	e	DR Horton, Inc	9.750	09/15/10	Ba1	512,500
		TOTAL GENERAL BUILDING CONTRACTORS				512,500

GENERAL MERCHANDISE STORES - 0.22%
500,000		JC Penney Corp, Inc	5.750	02/15/18	Baa3	446,110
225,000		Target Corp	6.000	01/15/18	A2	225,803
475,000		Wal-Mart Stores, Inc	6.200	04/15/38	Aa2	466,713
		TOTAL GENERAL MERCHANDISE STORES				1,138,626

HEALTH SERVICES - 0.19%
500,000	e,g	DASA Finance Corp	8.750	05/29/18	NR	503,125
500,000		Quest Diagnostics, Inc	6.400	07/01/17	Baa3	495,292
		TOTAL HEALTH SERVICES				998,417

HOLDING AND OTHER INVESTMENT OFFICES - 0.37%
120,000		BHP Billiton Finance Ltd	5.400	03/29/17	A1	114,540
275,000		Colonial Realty LP	6.250	06/15/14	Baa3	256,422
275,000		iStar Financial, Inc	5.700	03/01/14	Baa2	231,000
500,000		iStar Financial, Inc	5.850	03/15/17	Baa2	395,625
400,000	g	Odebrecht Finance Ltd	7.500	10/18/17	NR	412,000
550,000		Simon Property Group LP	5.600	09/01/11	A3	543,940
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES				1,953,527

HOTELS AND OTHER LODGING PLACES - 0.05%
250,000		MGM Mirage	6.000	10/01/09	Ba2	245,938
		TOTAL HOTELS AND OTHER LODGING PLACES				245,938

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.36%
550,000		Caterpillar Financial Services Corp	2.700	07/15/08	A2	549,890
500,000		Caterpillar, Inc	6.050	08/15/36	A2	496,615
250,000		Hewlett-Packard Co	5.250	03/01/12	A2	256,126
600,000		Hewlett-Packard Co	5.400	03/01/17	A2	588,582
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT				1,891,213

INSTRUMENTS AND RELATED PRODUCTS - 0.23%
275,000		Medtronic, Inc	4.750	09/15/15	A1	266,894
125,000		Northrop Grumman Corp	7.750	02/15/31	Baa1	147,167
275,000		Thermo Fisher Scientific, Inc	5.000	06/01/15	Baa2	258,496
500,000		Xerox Corp	7.625	06/15/13	Baa2	519,204
		TOTAL INSTRUMENTS AND RELATED PRODUCTS				1,191,761

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Plus Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
INSURANCE CARRIERS - 0.97%
$ 460,000		Aetna, Inc	6.625%	06/15/36	A3	$441,720
100,000		Aetna, Inc	6.750	12/15/37	A3	94,712
275,000		Allstate Corp	5.000	08/15/14	A1	271,058
550,000		American International Group, Inc	5.050	10/01/15	Aa3	498,342
400,000		Chubb Corp	6.000	05/11/37	A2	363,937
600,000	i	Chubb Corp	6.375	03/29/67	A3	548,847
275,000	g	Liberty Mutual Group, Inc	6.500	03/15/35	Baa2	216,545
250,000	g	Mantis Reef Ltd	4.799	11/03/09	A3	244,259
550,000		Metlife, Inc	5.000	06/15/15	A2	534,338
275,000		Metlife, Inc	5.700	06/15/35	A2	242,482
500,000	g	Pricoa Global Funding I	3.900	12/15/08	Aa3	497,660
600,000	g	Principal Life Global Funding I	5.125	10/15/13	Aa2	591,708
300,000	g	Prudential Funding LLC	6.750	09/15/23	A1	291,989
275,000		WellPoint, Inc	5.850	01/15/36	Baa1	236,311
		TOTAL INSURANCE CARRIERS				5,073,908

METAL MINING - 0.25%
150,000		Barrick Gold Finance Co	4.875	11/15/14	Baa1	142,918
275,000	g	Corp Nacional del Cobre de Chile - CODELCO	4.750	10/15/14	Aa3	264,456
255,000		Freeport-McMoRan Copper & Gold, Inc	8.375	04/01/17	Ba2	269,025
150,000		Vale Overseas Ltd	6.250	01/11/16	Baa3	146,507
500,000	g,h	Vedanta Resources plc	8.750	01/15/14	Ba1	504,523
		TOTAL METAL MINING				1,327,429

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.10%
500,000		Harsco Corp	5.125	09/15/13	A3	510,812
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES				510,812

MOTION PICTURES - 0.31%
275,000		Historic TW, Inc	6.625	05/15/29	Baa2	250,243
1,375,000		Time Warner, Inc	6.875	05/01/12	Baa2	1,406,694
		TOTAL MOTION PICTURES				1,656,937

NONDEPOSITORY INSTITUTIONS - 2.40%
550,000	g	American Honda Finance Corp	5.125	12/15/10	Aa3	566,635
550,000		Capital One Financial Corp	5.700	09/15/11	A3	523,130
350,000		CIT Group Funding Co of Canada	5.200	06/01/15	Baa1	241,075
600,000		CIT Group, Inc	5.850	09/15/16	Baa1	413,982
300,000	e	Countrywide Financial Corp	6.250	05/15/16	Aa3	267,103
375,000		General Electric Capital Corp	6.000	06/15/12	Aaa	387,520
2,700,000		General Electric Capital Corp	5.500	06/04/14	Aaa	2,755,566
125,000		General Electric Capital Corp	5.625	05/01/18	Aaa	120,882
500,000		General Motors Acceptance Corp LLC	6.625	05/15/12	B3	343,009
275,000	g, i	HSBC Capital Funding LP	4.610	12/30/49	A1	242,451
650,000		HSBC Finance Corp	5.250	01/14/11	Aa3	651,563
800,000		HSBC Finance Corp	5.900	06/19/12	Aa3	803,194
2,500,000		HSBC Finance Corp	4.750	07/15/13	Aa3	2,387,845
500,000		International Lease Finance Corp	5.450	03/24/11	A1	469,873
250,000		International Lease Finance Corp	5.750	06/15/11	A1	232,782
250,000		International Lease Finance Corp	6.625	11/15/13	A1	224,623
250,000		International Lease Finance Corp	5.650	06/01/14	A1	217,169
1,000,000		Kreditanstalt fuer Wiederaufbau	4.500	07/16/18	Aaa	992,175
200,000	g	Lender Processing Services, Inc	8.125	07/01/16	Ba2	200,250

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Plus Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 275,000		MBNA Corp	6.125%	03/01/13	Aa2	$282,715
275,000		Toyota Motor Credit Corp	2.875	08/01/08	Aaa	274,933
		TOTAL NONDEPOSITORY INSTITUTIONS				12,598,475

NONMETALLIC MINERALS, EXCEPT FUELS - 0.03%
150,000		Vulcan Materials Co	6.300	06/15/13	A3	151,972
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS				151,972

OIL AND GAS EXTRACTION - 2.16%
500,000	g	Atlas Energy Resources LLC	10.750	02/01/18	B3	520,000
250,000		Baker Hughes, Inc	6.875	01/15/29	A2	272,197
300,000		BJ Services Co	5.750	06/01/11	Baa1	303,173
550,000		Burlington Resources Finance Co	6.400	08/15/11	A2	581,071
275,000		Burlington Resources Finance Co	7.200	08/15/31	A2	311,829
250,000		Canadian Natural Resources Ltd	5.150	02/01/13	Baa2	250,433
1,100,000		Chesapeake Energy Corp	6.500	08/15/17	Ba3	1,028,500
625,000	e	ConocoPhillips Canada Funding Co	5.300	04/15/12	A1	642,534
250,000		Equitable Resources, Inc	5.150	11/15/12	Baa1	244,393
500,000		Husky Energy, Inc	6.250	06/15/12	Baa2	515,168
375,000		Husky Energy, Inc	6.800	09/15/37	Baa2	371,519
500,000	g	KazMunaiGaz Finance Sub BV	8.375	07/02/13	Baa1	498,375
275,000		Nexen, Inc	5.050	11/20/13	Baa2	268,712
500,000		Nexen, Inc	5.650	05/15/17	Baa2	486,122
550,000		Nexen, Inc	6.400	05/15/37	Baa2	520,760
1,000,000	g	Pemex Projec Funding Master Trust	5.750	03/01/18	Baa1	987,500
2,000,000	g	Pemex Projec Funding Master Trust	6.625	06/15/38	Baa1	2,047,591
100,000		Range Resources Corp	7.250	05/01/18	Ba3	99,250
750,000		Weatherford International, Inc	5.950	06/15/12	Baa1	764,819
600,000	e	XTO Energy, Inc	6.250	04/15/13	Baa2	617,878
		TOTAL OIL AND GAS EXTRACTION				11,331,824

PAPER AND ALLIED PRODUCTS - 0.42%
600,000	e	Cenveo Corp	7.875	12/01/13	B3	501,000
500,000		Graphic Packaging International, Inc	8.500	08/15/11	B3	483,750
350,000		International Paper Co	7.400	06/15/14	Baa3	349,325
350,000		Kimberly-Clark Corp	6.625	08/01/37	A2	374,851
500,000	g	Nine Dragons Paper Holdings Ltd	7.875	04/29/13	NR	490,907
		TOTAL PAPER AND ALLIED PRODUCTS				2,199,833

PETROLEUM AND COAL PRODUCTS - 0.14%
500,000		Marathon Oil Corp	6.600	10/01/37	Baa1	492,925
250,000		Valero Energy Corp	6.625	06/15/37	Baa3	229,212
		TOTAL PETROLEUM AND COAL PRODUCTS				722,137

PIPELINES, EXCEPT NATURAL GAS - 0.59%
250,000		Enbridge Energy Partners LP	4.000	01/15/09	Baa2	248,735
550,000		Enterprise Products Operating LP	4.950	06/01/10	Baa3	549,881
275,000		Enterprise Products Operating LP	5.600	10/15/14	Baa3	269,389
550,000		Panhandle Eastern Pipe Line	4.800	08/15/08	Baa3	549,866
550,000		Plains All American Pipeline LP	4.750	08/15/09	Baa3	548,764
275,000		TransCanada Pipelines Ltd	4.000	06/15/13	A3	258,624
500,000		TransCanada Pipelines Ltd	5.850	03/15/36	A3	443,136

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Plus Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 250,000	i	TransCanada Pipelines Ltd	6.350%	05/15/67	Baa1	$215,867
		TOTAL PIPELINES, EXCEPT NATURAL GAS				3,084,262

PRIMARY METAL INDUSTRIES - 0.27%
475,000	g	ArcelorMittal	5.375	06/01/13	Baa2	467,724
500,000	g	Everaz Group SA.	8.875	04/24/13	Ba3	500,600
250,000	g	GTL Trade Finance, Inc	7.250	10/20/17	NR	251,167
210,000	g	Xstrata Finance Canada Ltd	5.500	11/16/11	Baa2	207,728
		TOTAL PRIMARY METAL INDUSTRIES				1,427,219

PRINTING AND PUBLISHING - 0.43%
600,000		Idearc, Inc	8.000	11/15/16	B3	377,250
732,000		Morris Publishing Group LLC	7.000	08/01/13	Caa1	446,520
250,000		News America, Inc	7.625	11/30/28	Baa1	265,718
250,000		News America, Inc	6.150	03/01/37	Baa1	230,178
400,000		Thomson Corp	5.950	07/15/13	Baa1	401,608
550,000		Thomson Corp	5.700	10/01/14	Baa1	541,508
		TOTAL PRINTING AND PUBLISHING				2,262,782

RAILROAD TRANSPORTATION - 0.41%
275,000		Burlington Northern Santa Fe Corp	6.750	07/15/11	Baa1	288,399
150,000		Burlington Northern Santa Fe Corp	6.150	05/01/37	Baa1	141,329
550,000		Canadian National Railway Co	4.400	03/15/13	A3	535,485
150,000	e	Canadian Pacific Railway Co	5.750	05/15/13	Baa3	149,135
175,000	g	Norfolk Southern Corp	5.750	04/01/18	Baa1	172,233
300,000		Norfolk Southern Corp	5.590	05/17/25	Baa1	271,187
550,000		Union Pacific Corp	6.500	04/15/12	Baa2	574,949
		TOTAL RAILROAD TRANSPORTATION				2,132,717

SECURITY AND COMMODITY BROKERS - 1.70%
275,000		Bear Stearns Cos, Inc	5.700	11/15/14	Aa2	265,765
250,000		Bear Stearns Cos, Inc	7.250	02/01/18	Aa2	260,891
750,000		Eaton Vance Corp	6.500	10/02/17	A3	756,612
500,000	i	Goldman Sachs Capital II	5.793	12/30/49	A2	347,680
600,000		Goldman Sachs Group, Inc	5.700	09/01/12	Aa3	601,882
275,000		Goldman Sachs Group, Inc	5.150	01/15/14	Aa3	266,192
275,000		Goldman Sachs Group, Inc	5.950	01/18/18	Aa3	263,988
350,000		Goldman Sachs Group, Inc	6.150	04/01/18	Aa3	339,556
150,000		Goldman Sachs Group, Inc	6.450	05/01/36	A1	133,755
375,000		Goldman Sachs Group, Inc	6.750	10/01/37	A1	343,030
500,000	i	Lehman Brothers Holdings Capital Trust V	5.857	12/30/49	A3	326,250
600,000		Lehman Brothers Holdings, Inc	5.250	02/06/12	A1	567,800
1,025,000		Lehman Brothers Holdings, Inc	6.875	05/02/18	A1	992,308
250,000	i	Lehman Brothers Holdings, Inc	6.000	05/03/32	A2	191,135
500,000		Lehman Brothers Holdings, Inc	7.500	05/11/38	A2	463,785
250,000		Merrill Lynch & Co, Inc	5.450	02/05/13	A1	235,801
775,000		Merrill Lynch & Co, Inc	6.875	04/25/18	A1	737,588
500,000		Morgan Stanley	5.375	10/15/15	Aa3	457,455
900,000		Morgan Stanley	5.750	10/18/16	Aa3	831,934
600,000	g	Nuveen Investments, Inc	10.500	11/15/15	B3	553,500
		TOTAL SECURITY AND COMMODITY BROKERS				8,936,907

TOBACCO PRODUCTS - 0.06%
200,000		Philip Morris Interanational, Inc	4.875	05/16/13	A2	196,465

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Plus Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 100,000		Philip Morris Interanational, Inc	6.375%	05/16/38	A2	$97,453
		TOTAL TOBACCO PRODUCTS				293,918

TRANSPORTATION BY AIR - 0.10%
550,000		FedEx Corp	3.500	04/01/09	Baa2	548,134
		TOTAL TRANSPORTATION BY AIR				548,134

TRANSPORTATION EQUIPMENT - 0.51%
350,000	g	BAE Systems Holdings, Inc	6.400	12/15/11	Baa2	359,867
500,000	g	Bombardier, Inc	6.750	05/01/12	Ba2	488,750
550,000		Lockheed Martin Corp	6.150	09/01/36	Baa1	544,136
1,100,000	e	United Technologies Corp	6.350	03/01/11	A2	1,157,467
150,000	e	United Technologies Corp	6.050	06/01/36	A2	148,609
		TOTAL TRANSPORTATION EQUIPMENT				2,698,829

WHOLESALE TRADE-DURABLE GOODS - 0.14%
250,000	g	Ace Hardware Corp	9.125	06/01/16	Ba2	233,750
500,000		Vale Overseas Ltd	6.250	01/23/17	Baa3	483,988
		TOTAL WHOLESALE TRADE-DURABLE GOODS				717,738

WHOLESALE TRADE-NONDURABLE GOODS - 0.04%
250,000		Procter & Gamble Co	5.550	03/05/37	Aa3	240,282
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS				240,282

		TOTAL CORPORATE BONDS				141,743,847
		(Cost $145,528,519)
GOVERNMENT BONDS - 50.94%

AGENCY SECURITIES - 4.53%
1,859,976		Cal Dive I- Title XI, Inc	4.930	02/01/27	NR	1,911,163
500,000		Egypt Government AID Bonds	4.450	09/15/15	Aaa	504,265
650,000		Federal Farm Credit Bank (FFCB)	2.625	04/21/11	Aaa	634,395
3,000,000		Federal Home Loan Bank (FHLB)	5.000	10/16/09	Aaa	3,018,189
5,000,000		Federal Home Loan Mortgage Corp (FHLMC)	3.750	06/28/13	Aaa	4,908,380
200,000		FHLMC	5.750	06/27/16	Aa2	202,447
700,000		FHLMC	5.125	11/17/17	Aaa	719,154
600,000		Federal National Mortgage Association (FNMA)	2.375	05/20/10	Aaa	591,397
2,000,000		FNMA	5.375	06/12/17	Aaa	2,090,714
2,000,000		FNMA	5.625	07/15/37	Aaa	2,126,596
2,000,000		Private Export Funding Corp	3.550	04/15/13	Aaa	1,937,108
5,000,000		US Department of Housing and Urban
		Development	4.790	08/01/11	NR	5,165,215
		TOTAL AGENCY SECURITIES				23,809,023

FOREIGN GOVERNMENT BONDS - 3.08%
500,000		African Development Bank	3.250	08/01/08	Aaa	499,700
275,000		Chile Government International Bond	5.500	01/15/13	A2	284,653
500,000	e	China Development Bank	5.000	10/15/15	A1	488,693
250,000		Development Bank of Japan	4.250	06/09/15	Aaa	249,875
350,000		Eksportfinans A/S	5.000	02/14/12	Aaa	360,632
500,000	g	Emirate of Abu Dhabi	5.500	08/02/12	Aa2	511,204
275,000	e	European Investment Bank	4.875	02/15/36	Aaa	270,556
500,000		Federal Republic of Germany	3.875	06/01/10	Aaa	502,450

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Plus Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 2,000,000	e	Federative Republic of Brazil	6.000%	01/17/17	Ba1	$2,039,000
750,000		Federative Republic of Brazil	8.000	01/15/18	Ba1	832,875
250,000		Hellenic Republic	4.625	06/25/13	NR	249,845
500,000		International Finance Corp	5.125	05/02/11	Aaa	524,881
400,000		Israel Government International Bond	5.500	11/09/16	A1	409,976
225,000	e	Italy Government International Bond	5.375	06/12/17	NR	238,031
1,100,000		Italy Government International Bond	6.875	09/27/23	Aa2	1,324,160
500,000		Jamaica Government International Bond	8.000	06/24/19	NR	455,000
275,000		Kreditanstalt fuer Wiederaufbau	5.250	05/19/09	Aaa	280,256
300,000	e	Kreditanstalt fuer Wiederaufbau	4.875	01/17/17	Aaa	310,522
500,000		Landwirtschaftliche Rentenbank	5.250	07/02/12	Aaa	526,348
173,000		Mexico Government International Bond	6.375	01/16/13	Baa1	182,083
979,000		Mexico Government International Bond	5.875	01/15/14	Baa1	1,018,160
300,000		Mexico Government International Bond	6.750	09/27/34	Baa1	318,300
300,000		Mexico Government International Bond	6.050	01/11/40	Baa1	288,450
50,000		Oesterreichische Kontrollbank AG.	5.000	04/25/17	Aaa	51,880
250,000		Panama Government International Bond	7.250	03/15/15	Ba1	268,750
500,000	e	Province of Manitoba Canada	4.450	04/12/10	Aa1	509,205
600,000	e	Province of Manitoba Canada	5.000	02/15/12	Aa1	625,204
600,000		Province of Ontario	3.375	05/20/11	Aa1	595,025
620,000	e	Province of Quebec Canada	4.625	05/14/18	Aa2	608,275
550,000		Province of Saskatchewan Canada	8.000	02/01/13	Aa1	638,278
250,000		Republic of Ghana	8.500	10/04/17	NR	255,000
125,000	g	Socialist Republic of Vietnam	6.875	01/15/16	Ba3	118,750
375,000		Socialist Republic of Vietnam	6.875	01/15/16	Ba3	360,368
		TOTAL FOREIGN GOVERNMENT BONDS				16,196,385

MORTGAGE BACKED SECURITIES - 36.58%
1,939,492		Federal Home Loan Mortgage Corp (FHLMC)	6.000	09/15/16		2,003,138
1,500,000		FHLMC	4.000	09/15/19		1,410,984
819,332		FHLMC	4.500	09/15/35		803,124
983,351	i	FHLMC	5.060	02/01/36		993,058
2,839,043	i	FHLMC	5.798	07/01/36		2,894,644
754,879	i	FHLMC	5.005	09/01/36		756,867
1,362,889	i	FHLMC	6.106	09/01/36		1,395,141
893,492	i	FHLMC	5.737	02/01/37		907,425
1,527,708	i	FHLMC	5.708	03/01/37		1,545,100
222,821	i	FHLMC	5.878	04/01/37		226,670
381,179	i	FHLMC	6.079	05/01/37		387,845
6,990,875	i	FHLMC	5.721	06/01/37		7,100,360
1,214,541	i	FHLMC	5.874	08/01/37		1,235,684
30,759		Federal Home Loan Mortgage Corp Gold
		(FGLMC)	7.000	09/01/10		31,859
103,554		FGLMC	6.500	12/01/16		108,426
1,124,679		FGLMC	5.500	01/01/19		1,139,980
1,829,052		FGLMC	4.500	07/01/20		1,778,982
693,620		FGLMC	4.500	09/01/20		674,632
656,332		FGLMC	5.000	10/01/20		651,519
1,448,653	d	FGLMC	5.500	10/01/20		1,463,834
78,582		FGLMC	7.000	10/01/20		83,036
560,176		FGLMC	4.500	06/01/21		544,841
1,318,501		FGLMC	5.500	08/01/21		1,328,198
256,376		FGLMC	6.500	01/01/29		267,028

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Plus Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$ 12,327		FGLMC	8.000%	01/01/31	$13,353
3,743,954		FGLMC	5.500	12/01/33	3,711,780
3,331,022		FGLMC	7.000	12/01/33	3,520,888
2,150,107		FGLMC	5.000	01/01/34	2,073,552
1,012,191		FGLMC	4.500	10/01/34	943,572
731,299		FGLMC	5.500	12/01/34	723,187
1,645,295		FGLMC	5.500	03/01/35	1,625,501
2,185,115		FGLMC	6.000	05/01/35	2,212,387
908,179		FGLMC	7.000	05/01/35	959,946
2,554,525		FGLMC	5.500	06/01/35	2,523,791
1,250,853		FGLMC	5.500	06/01/35	1,235,804
787,635		FGLMC	5.000	11/01/35	757,376
837,354		FGLMC	7.000	01/01/36	882,310
816,199		FGLMC	5.500	04/01/36	805,359
149,475		FGLMC	6.500	05/01/36	154,284
740,377		FGLMC	6.500	10/01/36	764,194
337,788		FGLMC	6.500	12/01/36	346,015
935,030		FGLMC	5.500	01/01/37	922,612
1,764,044		FGLMC	5.500	04/01/37	1,739,514
2,503,932		FGLMC	5.500	05/01/37	2,469,112
146,317		FGLMC	6.000	09/01/37	147,961
3,000,000		FGLMC	5.000	12/01/37	2,877,246
766,586		FGLMC	5.000	04/01/38	735,220
924,307		FGLMC	6.500	05/01/38	953,752
2,000,000	h	FGLMC	5.500	07/01/38	1,972,188
516,921		Federal National Mortgage Association (FNMA)	6.261	12/01/08	519,915
53,367		FNMA	5.000	06/01/13	53,671
2,252,157		FNMA	4.777	02/01/14	2,222,425
2,844,205		FNMA	4.640	11/01/14	2,766,557
419,727		FNMA	4.557	01/01/15	408,397
217,498		FNMA	6.500	10/01/16	226,964
89,614		FNMA	6.500	11/01/16	93,514
144,263		FNMA	6.500	02/01/18	150,271
389,487		FNMA	5.500	04/01/18	395,621
144,782		FNMA	5.500	05/01/18	146,908
176,505		FNMA	6.000	01/01/19	180,680
1,000,000		FNMA	4.000	02/25/19	930,323
1,316,576		FNMA	4.500	04/01/19	1,284,238
474,825		FNMA	5.000	03/01/20	474,227
155,551		FNMA	4.500	12/01/20	151,342
2,000,000	h	FNMA	5.000	02/25/21	1,977,500
694,744		FNMA	5.000	03/01/21	693,869
40,117		FNMA	8.000	03/01/23	43,526
682,645		FNMA	5.500	02/01/24	682,202
1,567,732		FNMA	5.500	07/01/24	1,565,671
3,702,879		FNMA	5.000	10/01/25	3,606,038
22,675		FNMA	9.000	11/01/25	25,052
22,272		FNMA	7.500	01/01/29	24,068
408,483		FNMA	7.000	07/01/32	431,764
180,192		FNMA	5.000	02/01/33	173,833
839,699		FNMA	4.500	03/25/33	829,799
1,096,414		FNMA	5.500	06/01/33	1,087,142
475,574		FNMA	5.000	07/01/33	458,790

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Plus Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$ 2,972,086		FNMA	5.500%	07/01/33	$2,946,951
1,326,889		FNMA	4.500	08/01/33	1,236,340
1,500,000		FNMA	5.500	08/25/33	1,517,821
1,337,858		FNMA	4.500	10/01/33	1,246,560
584,486		FNMA	5.000	10/01/33	563,858
567,319		FNMA	5.000	10/01/33	547,297
1,147,090		FNMA	5.000	11/01/33	1,106,606
1,137,661		FNMA	5.000	11/01/33	1,097,510
476,524		FNMA	5.500	12/01/33	472,494
431,072		FNMA	5.500	12/01/33	427,427
770,939		FNMA	5.500	12/01/33	764,420
592,835		FNMA	5.500	01/01/34	587,822
282,381		FNMA	5.000	03/01/34	272,415
1,148,635		FNMA	5.000	03/01/34	1,108,097
231,310		FNMA	5.000	03/01/34	223,147
2,326,708		FNMA	5.000	03/01/34	2,244,592
282,277		FNMA	5.000	03/01/34	272,316
1,826,240		FNMA	5.000	04/01/34	1,759,504
4,385,585		FNMA	5.000	08/01/34	4,232,081
857,653	h	FNMA	6.000	08/01/34	870,234
229,154	h	FNMA	6.000	12/01/34	232,086
273,707	h	FNMA	6.000	12/01/34	277,209
678,215		FNMA	5.500	01/01/35	671,208
1,535,134		FNMA	5.500	02/01/35	1,522,152
2,295,116		FNMA	5.000	02/25/35	2,299,432
1,745,790		FNMA	5.500	04/01/35	1,727,753
574,859	h	FNMA	6.000	04/01/35	582,214
4,268,025	d	FNMA	5.500	05/01/35	4,219,927
3,327,789		FNMA	5.500	05/01/35	3,290,287
2,666,876		FNMA	6.000	05/01/35	2,696,826
112,377		FNMA	7.500	06/01/35	119,925
614,188		FNMA	6.000	07/01/35	621,086
939,331		FNMA	5.000	08/01/35	903,538
4,262,097		FNMA	6.000	08/01/35	4,309,963
1,175,612		FNMA	5.500	09/01/35	1,165,670
3,125,949		FNMA	5.000	10/01/35	3,006,834
254,485		FNMA	5.000	10/01/35	244,788
910,466		FNMA	5.500	10/01/35	900,206
983,154		FNMA	5.500	12/01/35	972,075
1,687,939		FNMA	5.000	04/01/36	1,621,510
2,544,820	d	FNMA	6.000	04/01/36	2,571,014
567,149		FNMA	6.500	04/01/36	584,684
2,065,911	i	FNMA	5.976	07/01/36	2,109,501
5,260,292	i	FNMA	5.733	09/01/36	5,380,453
573,331		FNMA	6.500	09/01/36	591,058
2,478,612	i	FNMA	5.770	12/01/36	2,530,723
1,256,500		FNMA	6.500	12/01/36	1,295,349
1,008,624		FNMA	6.500	12/01/36	1,031,929
3,884,986		FNMA	5.500	02/01/37	3,836,348
459,948		FNMA	7.000	02/01/37	482,641
941,981		FNMA	6.500	03/01/37	971,105
88,543		FNMA	7.000	04/01/37	92,912
1,898,773		FNMA	6.000	06/01/37	1,917,914

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Plus Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$ 1,037,855		FNMA	6.000%	07/01/37	$1,048,318
224,562		FNMA	6.000	08/01/37	226,826
342,916		FNMA	6.500	08/01/37	353,446
308,316		FNMA	6.500	08/01/37	317,784
83,773		FNMA	6.000	09/01/37	84,618
131,716		FNMA	6.000	09/01/37	133,045
139,948		FNMA	6.000	09/01/37	141,360
103,172		FNMA	6.000	09/01/37	104,212
1,005,130		FNMA	6.000	09/01/37	1,007,322
231,014		FNMA	6.500	09/01/37	238,107
1,257,214		FNMA	6.500	09/01/37	1,295,818
624,098		FNMA	6.500	09/01/37	643,262
1,123,105		FNMA	6.500	09/01/37	1,157,591
460,333	i	FNMA	5.929	10/01/37	468,160
108,061		FNMA	6.000	10/01/37	109,151
2,382,456		FNMA	6.500	10/01/37	2,455,611
297,347		FNMA	7.000	03/01/38	312,024
641,061		FNMA	7.000	03/01/38	672,702
405,706		FNMA	7.000	03/01/38	425,730
6,000,000	h	FNMA	6.500	08/25/38	6,159,372
15,625		Government National Mortgage Association
		(GNMA)	6.500	09/15/23	16,244
46,824		GNMA	7.500	11/15/23	50,390
6,059		GNMA	7.500	08/15/28	6,523
75,309		GNMA	6.500	12/15/28	78,289
141,115		GNMA	6.500	03/15/29	146,610
45,672		GNMA	8.500	10/20/30	50,021
15,067		GNMA	7.000	06/20/31	16,007
318,623		GNMA	5.000	02/15/33	310,101
1,995,767		GNMA	5.000	09/15/33	1,942,385
427,427		GNMA	5.500	11/20/33	425,386
1,797,260		GNMA	5.500	02/20/35	1,787,953
626,746		GNMA	5.500	03/20/35	623,501
534,936	h	GNMA	6.000	10/20/36	543,128
535,957	h	GNMA	6.000	01/20/37	544,087
1,516,858	h	GNMA	6.000	12/15/37	1,542,100
2,000,000	h	GNMA	5.500	08/15/38	1,983,750
		TOTAL MORTGAGE BACKED SECURITIES			192,106,332

U.S. TREASURY SECURITIES - 6.75%
8,302,000		United States Treasury Bond	8.000	11/15/21	11,260,235
6,600,000	d	United States Treasury Bond	5.250	02/15/29	7,160,485
507,000		United States Treasury Bond	4.500	02/15/36	503,396
1,729,000		United States Treasury Bond	5.000	05/15/37	1,858,136
4,455,558		United States Treasury Inflation Indexed Bonds	0.875	04/15/10	4,532,489
1,352,612		United States Treasury Inflation Indexed Bonds	2.375	04/15/11	1,433,240
670,000		United States Treasury Note	1.750	03/31/10	661,363
775,000		United States Treasury Note	2.625	05/31/10	775,484
2,500,000		United States Treasury Note	3.125	04/30/13	2,479,102
25,000		United States Treasury Note	3.500	05/31/13	25,186
838,000		United States Treasury Note	4.000	02/15/15	875,514
3,171,000		United States Treasury Note	3.500	02/15/18	3,052,335

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Plus Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 2,000,000	j	United States Treasury Strip Principal		08/15/27		$807,446
		TOTAL U.S. TREASURY SECURITIES				35,424,411

		TOTAL GOVERNMENT BONDS				267,536,151
		(Cost $266,580,969)
		TOTAL BONDS				409,279,998
		(Cost $412,109,488)

STRUCTURED ASSETS - 19.26%

ASSET BACKED - 10.91%
500,000		AmeriCredit Automobile Receivables Trust Series
		2007-BF (Class A3A)	5.160%	04/06/12	Aaa	499,681
186,349	i	AQ Finance NIM Trust Series 2004-RN2	2.683	04/25/09	Aaa	170,657
74,666	i, m, v	AQ Finance NIM Trust Series 2004-RN3	2.663	05/25/09	Aaa	74,504
2,000,000		Capital One Auto Finance Trust Series 2007-B
		(Class A3A)	5.030	04/15/12	A2	1,950,043
1,934,821		Centex Home Equity Series 2002-A (Class AF6)	5.540	01/25/32	Aaa	1,884,826
705,000		Centex Home Equity Series 2004-C (Class AF5)	5.980	06/25/34	Aaa	625,856
789,805	i	Chase Funding Mortgage Loan Asset-Backed
		Certificates Series 2004-2 (Class 1B)	5.700	02/25/35	Baa2	376,259
789,805	i	Chase Funding Mortgage Loan Asset-Backed
		Certificates Series 2004-2 (Class 1M1)	5.700	02/25/35	Aa2	577,894
469,385		CIT Group Home Equity Loan Trust Series 2002-2
		(Class BF)	6.830	06/25/33	Ba1	233,299
682,304		CIT Group Home Equity Loan Trust Series 2002-2
		(Class MF2)	6.390	12/25/30	A3	456,019
1,700,000		Citicorp Mortgage Securities, Inc Series 2006-2
		(Class A3)	5.563	09/25/36	Aaa	1,683,062
500,000		Countrywide Alternative Loan Trust Series 2004-
		29CB (Class A7)	5.375	01/25/35	NR	476,513
698,750		Countrywide Alternative Loan Trust Series 2004-
		30CB (Class 1A15)	5.500	08/25/16	Aaa	650,322
1,800,000		Countrywide Alternative Loan Trust Series 2005-
		42CB (Class A12)	5.500	10/25/35	Aa1	1,398,443
153,369	i	Countrywide Home Equity Loan Trust Series 2004-B
		(Class 1A)	2.691	02/15/29	Baa3	81,392
203,366		Credit-Based Asset Servicing and Securitization
		LLC Series 2007-MX1 (Class A1)	6.159	12/25/36	Aaa	203,301
3,000,000		Flagstar Home Equity Loan Trust Series 2007-1A
		(Class AF3)	5.781	01/25/35	A2	2,378,431
2,650,000		GMAC Mortgage Corporation Loan Trust 2006-
		HLTV A3	5.590	10/25/29	Baa3	2,158,403
2,650,000		GMAC Mortgage Corporation Loan Trust 2006-
		HLTV A4	5.810	10/25/29	Baa3	1,435,913
81,795	i	Golden Securities Corp Series 2003-A (Class A1)	2.771	12/02/13	Aa3	81,749
400,941		HFC Home Equity Loan Asset Backed Certificates
		Series 2006-4 (Class A1F)	5.790	03/20/36	Aaa	399,393
1,125,741		HFC Home Equity Loan Asset Backed Certificates
		Series 2007-1 (Class A1F)	5.910	03/20/36	Aaa	1,127,967
3,000,000		Household Automotive Trust Series 2006-3
		(Class A4)	5.340	09/17/13	Aaa	3,012,806
2,250,000		JPMorgan Auto Receivables Trust Series 2007-A
		(Class A3)	5.190	02/15/11	Aaa	2,267,392

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Plus Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 1,234,666		Marriott Vacation Club Owner Trust Series 2006-
		1A (Class A)	5.737%	04/20/28	Aaa	$1,195,811
1,124,522		Marriott Vacation Club Owner Trust Series 2006-
		2A (Class A)	5.362	10/20/28	Aaa	1,082,124
327,539		Marriott Vacation Club Owner Trust Series 2007-
		1A (Class A)	5.518	05/20/29	Aaa	309,834
200,749	m, v	New York City Tax Lien Series 2006-AA
		(Class A)	5.930	11/10/19	Aaa	201,001
200,000		Nissan Auto Lease Trust Series 2006-A
		(Class A4)	5.100	07/16/12	Aaa	203,238
312,876		Peco Energy Transition Trust Series 1999-A
		(Class A7)	6.130	03/01/09	Aaa	314,454
104,815		Public Service New Hampshire Funding LLC
		Series 2001-1 (Class A2)	5.730	11/01/10	Aaa	105,365
1,000,000		Renaissance Home Equity Loan Trust Series 2006-3
		(Class AF3)	5.586	11/25/36	Aaa	956,639
904,203		Residential Asset Mortgage Products, Inc Series
		2003-RZ5 (Class A7)	4.970	09/25/33	Aaa	803,579
5,000,000	d,i	Residential Asset Mortgage Products, Inc Series
		2004-RS11 (Class M1)	3.103	11/25/34	Aa1	4,239,967
474,399	i	Residential Asset Securities Corp Series 2001-KS2
		(Class AI6)	6.489	10/25/30	Aaa	430,926
7,000,000		Residential Funding Mortgage Securities II, Inc
		Series 2006-H12 (Class A3)	5.790	02/25/36	Baa3	5,395,874
500,000		Residential Funding Mortgage Securities II, Inc
		Series 2006-HI1 (Class M1)	6.010	02/25/36	Aa1	306,559
1,500,000		Residential Funding Mortgage Securities II, Inc
		Series 2006-HI1 (Class M2)	6.060	02/25/36	Aa2	807,223
1,000,000		Residential Funding Mortgage Securities II, Inc
		Series 2006-HI3 (Class A3)	5.960	02/25/36	Baa3	760,985
3,528,000		Residential Funding Mortgage Securities II, Inc
		Series 2006-HI4 (Class A3)	5.440	09/25/36	Baa3	2,281,893
250,000		Residential Funding Mortgage Securities II, Inc
		Series 2006-HI5 (Class A2)	5.520	04/25/21	Baa3	187,340
935,363		Saxon Asset Securities Trust Series 2002-2 (Class
		AF6)	6.120	11/25/30	Aaa	922,184
1,453,831	m	Sierra Receivables Funding Co Series 2006-1A
		(Class A1)	5.840	05/20/18	A2	1,381,209
978,985	i	SLM Student Loan Trust	3.060	10/25/12	Aaa	974,917
1,000,000	i	SLM Student Loan Trust	3.364	10/27/14	Aaa	998,607
1,125,507	i	SLM Student Loan Trust	3.050	04/25/17	Aaa	1,118,206
4,872,684	m, v	Sonic Capital LLC Series 2006-1A (Class A2)	5.096	12/20/31	Aa3	4,438,711
1,624,306	m, v	Wachovia Amortization Controlled Heloc NIM
		Series 2006-N1 (Class N1)	5.683	08/12/47	A3	1,557,407
1,815,741		Wachovia Auto Loan Owner Trust Series 2006-2A
		(Class A3)	5.230	08/22/11	Aaa	1,828,844
334,100	i	Wachovia Loan Trust Series 2005-SD1 (Class A)	2.843	05/25/35	NR	314,917
		TOTAL ASSET BACKED				57,321,939

OTHER MORTGAGE BACKED SECURITIES - 8.35%
80,000		Banc of America Commercial Mortgage, Inc Series
		2006-4 (Class A4)	5.634	07/10/46	Aaa	77,054

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Plus Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 400,000		Banc of America Commercial Mortgage, Inc Series
		2006-6 (Class AJ)	5.421%	10/10/45	Aaa	$321,640
350,000	i	Banc of America Commercial Mortgage, Inc Series
		2007-2 (Class A2)	5.634	04/10/49	NR	343,578
663,211		Banc of America Mortgage Securities, Inc Series
		2006-1 (Class A8)	6.000	05/25/36	Aaa	665,820
179,563		Bank of America Alternative Loan Trust Series
		2004-8 (Class 3A1)	5.500	09/25/19	Aaa	174,963
1,175,000		Bear Stearns Commercial Mortgage Securities
		Series 2006-PW13 (Class A4)	5.540	09/11/41	NR	1,125,381
700,000		Bear Stearns Commercial Mortgage Securities
		Series 2006-PW14 (Class A4)	5.201	12/11/38	NR	652,945
1,450,000	i	Bear Stearns Commercial Mortgage Securities
		Series 2006-T22 (Class A4)	5.631	04/12/38	Aaa	1,401,286
600,000		Bear Stearns Commercial Mortgage Securities
		Series 2006-T24 (Class A4)	5.537	10/12/41	Aaa	574,088
550,000	i	Bear Stearns Commercial Mortgage Securities
		Series 2007-PW16 (Class AJ)	5.902	06/11/40	Aaa	438,248
368,071	i	Bear Stearns Commercial Mortgage Securities
		Series 2007-PW17 (Class AM)	5.915	06/11/50	NR	336,969
365,000	i	Bear Stearns Commercial Mortgage Securities
		Series 2007-T28 (Class AJ)	6.175	09/11/42	NR	294,286
1,300,000		Citicorp Mortgage Securities, Inc Series 2005-4
		(Class 1A7)	5.500	07/25/35	Aa1	1,146,284
1,100,000		Citigroup/Deutsche Bank Commercial Mortgage
		Trust Series 2006-CD3 (Class A5)	5.617	10/15/48	Aaa	1,057,009
671,761		Countrywide Home Loan Mortgage Pass Through
		Trust Series 2005-17 (Class 1A10)	5.250	09/25/35	NR	663,427
750,000		Credit Suisse Mortgage Capital Certificates Series
		2006-C4 (Class A3)	5.467	09/15/39	Aaa	712,926
1,250,000		Credit Suisse Mortgage Capital Certificates Series
		2006-C5 (Class A3)	5.311	12/15/39	Aaa	1,173,905
96,753	i	Credit Suisse Mortgage Capital Certificates Series
		2006-TF2A (Class A1)	2.571	10/15/21	Aaa	92,722
550,000	i	Credit Suisse Mortgage Capital Certificates Series
		2007-C1 (Class AJ)	5.457	02/15/40	Aaa	429,558
1,980,521	i	Credit Suisse/Morgan Stanley Commercial
		Mortgage Certificate Series HC1A (Class A1)	2.661	05/15/23	Aaa	1,873,594
277,894	i	GE Capital Commercial Mortgage Corp	5.512	11/10/45	Aaa	265,340
1,000,000		Greenwich Capital Commercial Funding Corp
		Series 2007-GG11 (Class A2)	5.597	12/10/49	NR	972,149
835,000		Greenwich Capital Commercial Funding Corp
		Series 2007-GG11 (Class A4)	5.736	12/10/49	NR	789,306
500,000		GS Mortgage Securities Corp II Series 2006-GG8
		(Class A4)	5.560	11/10/39	Aaa	478,666
750,000	i	GS Mortgage Securities Corp II Series 2007-GG10
		(Class A2)	5.778	08/10/45	Aaa	740,209
1,000,000	i	GS Mortgage Securities Corp II Series 2007-GG10
		(Class AM)	5.993	08/10/45	Aaa	915,960
364,216	i	GSAA Trust Series 2004-3 (Class AF3)	5.691	04/25/34	Aaa	364,800
1,000,000	i	JP Morgan Chase Commercial Mortgage Securities
		Corp Series 2003-CB6 (Class A2)	5.255	07/12/37	Aaa	988,515

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Plus Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 1,175,000	i	JP Morgan Chase Commercial Mortgage Securities
		Corp Series 2006-FL1A (Class A2)	2.651%	02/15/20	Aaa	$1,087,447
750,000	i	JP Morgan Chase Commercial Mortgage Securities
		Corp Series 2006-LDP7 (Class A2)	6.051	04/15/45	Aaa	754,093
1,100,000		JP Morgan Chase Commercial Mortgage Securities
		Corp Series 2007-CB18 (Class A4)	5.440	06/12/47	Aaa	1,023,108
550,000	i	LB-UBS Commercial Mortgage Trust Series 2007-
		C2 (Class AJ)	5.562	02/15/40	NR	432,237
378,000	i	LB-UBS Commercial Mortgage Trust Series 2008-
		C1 (Class A2)	6.317	04/15/41	Aaa	368,588
188,504		MASTR Asset Securitization Trust Series 2005-2
		(Class 3A1)	5.000	10/25/20	Aaa	181,734
1,000,000	i	Merrill Lynch Mortgage Trust Series 2003-KEY1
		(Class A4)	5.236	11/12/35	NR	978,701
1,000,000	i	Merrill Lynch Mortgage Trust Series 2004-BPC1
		(Class AJ)	4.922	10/12/41	A	875,454
241,897	i	Merrill Lynch Mortgage Trust Series 2005-CIP1
		(Class AM)	5.107	07/12/38	Aaa	227,397
275,000	i	Merrill Lynch Mortgage Trust Series 2006-C1
		(Class A4)	5.842	05/12/39	NR	267,567
480,000	i	Merrill Lynch Mortgage Trust Series 2008-C1
		(Class AJ)	6.266	02/12/51	Aaa	402,056
295,000	i	Merrill Lynch Mortgage Trust Series 2008-C1
		(Class AM)	6.266	02/12/51	Aaa	278,153
220,000	g, i	Merrill Lynch Mortgage Trust Series 2008-C1
		(Class C)	6.266	02/12/51	NR	151,929
250,000	i	Merrill Lynch/Countrywide Commercial Mortgage
		Trust Series 2006-1 (Class A4)	5.603	02/12/39	NR	239,901
365,000	i	Merrill Lynch/Countrywide Commercial Mortgage
		Trust Series 2007-8 (Class AM)	6.156	08/12/49	NR	331,795
295,000	i	Merrill Lynch/Countrywide Commercial Mortgage
		Trust Series 2007-9 (Class AM)	5.856	09/12/49	NR	268,613
1,200,000		Morgan Stanley Capital I Series 2005-HQ5
		(Class A2)	4.809	01/14/42	NR	1,198,325
100,000	i	Morgan Stanley Capital I Series 2006-HQ9
		(Class A4)	5.731	07/12/44	NR	96,951
250,000	i	Morgan Stanley Capital I Series 2006-IQ11
		(Class AJ)	5.948	10/15/42	NR	208,441
1,100,000		Morgan Stanley Capital I Series 2006-IQ12
		(Class A2)	5.283	12/15/43	NR	1,082,236
500,000		Morgan Stanley Capital I Series 2007-HQ11
		(Class A31)	5.439	02/12/44	Aaa	478,741
420,000		Morgan Stanley Capital I Series 2007-IQ13
		(Class A4)	5.364	03/15/44	NR	388,287
400,000		Residential Accredit Loans, Inc Series 2005-QS17
		(Class A1)	6.000	12/25/35	Aaa	334,143
940,000		Residential Accredit Loans, Inc Series 2005-QS6
		(Class A7)	5.750	05/25/35	Aa1	814,273
530,000	i	Wachovia Bank Commercial Mortgage Trust
		Series 2006-WL7A (Class A2)	2.591	09/15/21	Aaa	499,435
3,350,000	i	Wachovia Bank Commercial Mortgage Trust
		Series 2007-C30 (Class AJ)	5.413	12/15/43	Aaa	2,605,455

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Plus Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 100,000		Wachovia Bank Commercial Mortgage Trust
		Series 2007-C30 (Class AM)	5.383%	12/15/43	Aaa	$88,630
750,000		Wachovia Bank Commercial Mortgage Trust
		Series 2007-C31 (Class A2)	5.421	04/15/47	Aaa	730,752
3,899,335		Washington Mutual, Inc Series 2003-S10
		(Class A1)	4.500	10/25/18	NR	3,711,288
2,337,528		Wells Fargo Mortgage Backed Securities Trust
		Series 2004-7 (Class 1A1)	4.500	07/25/19	NR	2,200,199
1,892,036		Wells Fargo Mortgage Backed Securities Trust
		Series 2005-1 (Class 2A1)	5.000	01/25/20	Aaa	1,812,808
662,380	i	Wells Fargo Mortgage Backed Securities Trust
		Series 2006-AR2 (Class 2A3)	5.106	03/25/36	NR	641,669
		TOTAL OTHER MORTGAGE BACKED SECURITIES				43,831,034

		TOTAL STRUCTURED ASSETS				101,152,973
		(Cost $112,403,286)

SHARES

PREFERRED STOCKS - 0.95%

DEPOSITORY INSTITUTIONS - 0.05%
14,000	e	Bank of America Corp	6.204	12/30/49	A1	280,000
		TOTAL DEPOSITORY INSTITUTIONS				280,000

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.90%
157,804	e	Federal National Mortgage Association (FNMA)	8.250	12/30/49	Aa3	3,621,602
45,290	e	Federal Home Loan Mortgage Corp (FHLMC)	8.375	12/30/49	Aa3	1,100,547
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES				4,722,149

		TOTAL PREFERRED STOCKS				5,002,149
		(Cost $5,427,350)

SHARES
TIAA-CREF MUTUAL FUNDS - 0.75%
427,607		TIAA-CREF Institutional High Yield Fund II				3,951,098
		TOTAL TIAA-CREF MUTUAL FUNDS				3,951,098
		(Cost $4,359,079)

SHORT-TERM INVESTMENTS - 6.33%

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.81%
14,721,331		State Street Navigator Securities Lending Prime Portfolio				14,721,331
						14,721,331
PRINCIPAL

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 3.52%
$ 8,030,000		Federal Home Loan Bank (FHLB)		07/01/08		8,030,000
10,466,000		FHLB		07/09/08		10,460,997
						18,490,997

		TOTAL SHORT-TERM INVESTMENTS				33,212,328
		(Cost $33,212,328)

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Plus Fund II

VALUE

	TOTAL PORTFOLIO - 105.22%	$552,598,546
(Cost $567,511,531)
	OTHER ASSETS & LIABILITIES, NET - (5.22)%	(27,397,718)

	NET ASSETS - 100.00%	$1,918,067,346

The following abbreviations are used in portfolio descriptions:
LLC -Limited Liability Company
LP - Limited Partnership
NR - Not rated by Moody's
plc - Public Limited Company

+	As provided by Moody's Investors Service (unaudited).
d	All or a portion of these securities have been segregated by the custodian to cover securities purchased on a delayed delivery basis.
e	All or a portion of these securities are out on loan
g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers.
At June 30, 2008, the value of these securities amounted to $25,370,632 or 4.83% of net assets.
h	These securities were purchased on a delayed delivery basis.
i	Floating rate or variable rate securities reflects the rate at June 30, 2008.
j	Zero coupon
m	Indicates a security has been deemed illiquid.
v	Security valued at fair value.

At June 30, 2008, the net unrealized depreciation on investments was $14,912,985, consisting of gross unrealized appreciation of $4,112,940 and gross unrealized depreciation of
$19,025,925.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Short-Term Bond Fund II

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
SHORT-TERM BOND FUND II
STATEMENT OF INVESTMENTS (unaudited)
June 30, 2008
				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE

BONDS - 80.56%

CORPORATE BONDS - 21.99%

AMUSEMENT AND RECREATION SERVICES - 0.49%
$ 350,000		Walt Disney Co	5.700%	07/15/11	A2	$365,625
1,000,000		Walt Disney Co	4.700	12/01/12	A2	1,006,293
		TOTAL AMUSEMENT AND RECREATION SERVICES				1,371,918

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.17%
500,000	e	Home Depot, Inc	3.750	09/15/09	Baa1	488,954
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES				488,954

BUSINESS SERVICES - 0.26%
500,000		Daimler Finance North America LLC	5.875	03/15/11	A3	506,431
100,000		Daimler Finance North America LLC	5.750	09/08/11	A3	101,974
125,000		Oracle Corp	4.950	04/15/13	A2	126,208
		TOTAL BUSINESS SERVICES				734,613

CHEMICALS AND ALLIED PRODUCTS - 0.92%
100,000		Abbott Laboratories	5.600	05/15/11	A1	104,573
200,000		Air Products & Chemicals, Inc	4.150	02/01/13	A2	195,591
1,000,000		Clorox Co	5.450	10/15/12	Baa2	1,004,834
1,000,000		GlaxoSmithKline Capital, Inc	4.850	05/15/13	A1	998,652
300,000		Lubrizol Corp	4.625	10/01/09	Baa3	298,592
		TOTAL CHEMICALS AND ALLIED PRODUCTS				2,602,242

COMMUNICATIONS - 1.28%
1,500,000		Alamosa Delaware, Inc	8.500	01/31/12	Baa3	1,485,000
250,000	e	Allbritton Communications Co	7.750	12/15/12	B1	243,125
100,000		AT&T Corp	7.300	11/15/11	A2	106,509
500,000		Qwest Communications International, Inc	7.250	02/15/11	Ba3	483,125
295,000		Rogers Wireless, Inc	8.000	12/15/12	Ba1	304,588
600,000		Time Warner Cable, Inc	5.400	07/02/12	Baa2	593,939
200,000		Verizon Communications, Inc	5.250	04/15/13	A3	198,849
200,000		Viacom, Inc	5.750	04/30/11	Baa3	200,466
		TOTAL COMMUNICATIONS				3,615,601

DEPOSITORY INSTITUTIONS - 7.57%
4,700,000	g	BA Covered Bond Issuer	5.500	06/14/12	Aaa	4,876,720
1,500,000		Banco Nacional de Comercio Exterior SNC	3.875	01/21/09	A1	1,496,250
300,000		Bank of America Corp	4.900	05/01/13	Aa2	289,517
2,475,000		Citigroup, Inc	5.125	02/14/11	Aa3	2,465,583
600,000		Citigroup, Inc	5.100	09/29/11	Aa3	593,020
2,100,000		Citigroup, Inc	5.500	04/11/13	Aa3	2,049,552
130,000		Credit Suisse	5.000	05/15/13	Aa1	126,511
250,000		Deutsche Bank AG.	4.875	05/20/13	Aa1	245,927

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Short-Term Bond Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 500,000		FIA Card Services NA	7.125%	11/15/12	Aa1	$533,532
1,250,000		JPMorgan Chase & Co	3.500	03/15/09	Aa2	1,245,043
750,000		M&I Marshall & Ilsley Bank	4.400	03/15/10	Aa3	735,167
200,000		National City Corp	4.000	02/01/11	A3	161,750
1,000,000	g	Nationwide Building Society	5.500	07/18/12	Aaa	1,014,928
250,000		Popular North America, Inc	3.875	10/01/08	A3	249,475
250,000		Popular North America, Inc	5.650	04/15/09	A3	247,581
625,000		US Bank NA	5.700	12/15/08	Aa2	631,338
625,000		Wachovia Corp	5.300	10/15/11	Aa3	611,113
500,000		Washington Mutual, Inc	5.500	08/24/11	Baa3	435,000
2,375,000		Wells Fargo & Co	4.375	01/31/13	Aa1	2,299,729
1,000,000		Western Financial Bank	9.625	05/15/12	Aa2	1,040,608
		TOTAL DEPOSITORY INSTITUTIONS				21,348,344

ELECTRIC, GAS, AND SANITARY SERVICES - 1.12%
275,000		Consumers Energy Co	4.400	08/15/09	Baa1	275,226
100,000	g	Korea Southern Power Co Ltd	5.375	04/18/13	A1	98,415
1,250,000		Ohio Power Co	5.300	11/01/10	A3	1,265,720
625,000		ONEOK Partners LP	5.900	04/01/12	Baa2	628,345
600,000		Texas Eastern Transmission LP	7.300	12/01/10	A3	640,532
250,000		Veolia Environnement	5.250	06/03/13	A3	249,770
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				3,158,008

FABRICATED METAL PRODUCTS - 0.36%
1,000,000		Stanley Works	5.000	03/15/10	A2	1,005,705
		TOTAL FABRICATED METAL PRODUCTS				1,005,705

FOOD AND KINDRED PRODUCTS - 1.60%
200,000		Bottling Group LLC	4.625	11/15/12	Aa2	202,236
625,000	g	Cadbury Schweppes US Finance LLC	3.875	10/01/08	Baa2	624,360
440,000		Diageo Finance BV	3.875	04/01/11	A3	432,163
600,000	g	Dr. Pepper Snapple Group, Inc	6.120	05/01/13	Baa3	608,176
625,000		Kraft Foods, Inc	4.000	10/01/08	Baa2	624,791
1,000,000		Kraft Foods, Inc	6.000	02/11/13	Baa2	1,010,322
1,000,000	g	Miller Brewing Co	4.250	08/15/08	Baa1	1,001,364
		TOTAL FOOD AND KINDRED PRODUCTS				4,503,412

FOOD STORES - 0.11%
300,000		Safeway, Inc	4.950	08/16/10	Baa2	301,941
		TOTAL FOOD STORES				301,941

GENERAL BUILDING CONTRACTORS - 0.18%
500,000	e	DR Horton, Inc	9.750	09/15/10	Ba1	512,500
		TOTAL GENERAL BUILDING CONTRACTORS				512,500

GENERAL MERCHANDISE STORES - 0.04%
125,000		Wal-Mart Stores, Inc	4.250	04/15/13	Aa2	124,300
		TOTAL GENERAL MERCHANDISE STORES				124,300

HOLDING AND OTHER INVESTMENT OFFICES - 0.22%
625,000		Simon Property Group LP	5.600	09/01/11	A3	618,114
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES				618,114

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Short-Term Bond Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
INDUSTRIAL MACHINERY AND EQUIPMENT - 0.90%
$ 1,250,000		Caterpillar Financial Services Corp	2.700%	07/15/08	A2	$1,249,750
250,000		Hewlett-Packard Co	5.250	03/01/12	A2	256,126
1,000,000		IBM International Group Capital LLC	5.050	10/22/12	A1	1,021,232
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT				2,527,108

INSTRUMENTS AND RELATED PRODUCTS - 0.09%
250,000		Xerox Corp	7.625	06/15/13	Baa2	259,602
		TOTAL INSTRUMENTS AND RELATED PRODUCTS				259,602

INSURANCE CARRIERS - 0.53%
250,000	g	Mantis Reef Ltd	4.799	11/03/09	A3	244,258
1,000,000		Prudential Financial, Inc	5.800	06/15/12	A3	1,019,915
250,000		United Health Group, Inc	4.875	02/15/13	Baa1	241,910
		TOTAL INSURANCE CARRIERS				1,506,083

METAL MINING - 0.07%
200,000		Rio Tinto Finance USA Ltd	5.875	07/15/13	A3	201,109
		TOTAL METAL MINING				201,109

MISCELLANEOUS RETAIL - 0.36%
1,000,000		CVS Caremark Corp	5.750	08/15/11	Baa2	1,024,609
		TOTAL MISCELLANEOUS RETAIL				1,024,609

NONDEPOSITORY INSTITUTIONS - 2.12%
250,000		American Express Centurion Bank	5.550	10/17/12	Aa3	247,308
1,250,000	g	American Honda Finance Corp	5.125	12/15/10	Aa3	1,287,806
100,000		Capital One Financial Corp	5.700	09/15/11	A3	95,115
1,000,000	i	Countrywide Financial Corp	3.210	05/07/12	Aa2	898,919
250,000		General Motors Acceptance Corp LLC	6.625	05/15/12	B3	171,504
1,250,000		HSBC Finance Corp	5.250	01/14/11	Aa3	1,253,005
1,050,000		HSBC Finance Corp	5.900	06/19/12	Aa3	1,054,192
500,000		International Lease Finance Corp	5.450	03/24/11	A1	469,872
500,000		Toyota Motor Credit Corp	2.875	08/01/08	Aaa	499,878
		TOTAL NONDEPOSITORY INSTITUTIONS				5,977,599

OIL AND GAS EXTRACTION - 0.09%
250,000		BJ Services Co	5.750	06/01/11	Baa1	252,644
		TOTAL OIL AND GAS EXTRACTION				252,644

PIPELINES, EXCEPT NATURAL GAS - 0.93%
750,000		Enbridge Energy Partners LP	4.000	01/15/09	Baa2	746,206
625,000		Enterprise Products Operating LP	4.950	06/01/10	Baa3	624,864
625,000		Panhandle Eastern Pipe Line	4.800	08/15/08	Baa3	624,847
625,000		Plains All American Pipeline LP	4.750	08/15/09	Baa3	623,595
		TOTAL PIPELINES, EXCEPT NATURAL GAS				2,619,512

PRIMARY METAL INDUSTRIES - 0.09%
250,000	g	ArcelorMittal	5.375	06/01/13	Baa2	246,170
		TOTAL PRIMARY METAL INDUSTRIES				246,170

PRINTING AND PUBLISHING - 0.35%
1,000,000		Thomson Corp	5.250	08/15/13	Baa1	976,485
		TOTAL PRINTING AND PUBLISHING				976,485

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Short-Term Bond Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
RAILROAD TRANSPORTATION - 0.26%
$ 500,000		Canadian National Railway Co	4.950%	01/15/14	A3	$496,746
150,000	e	Canadian Pacific Railway Co	5.750	05/15/13	Baa3	149,135
100,000	g	Norfolk Southern Corp	5.750	04/01/18	Baa1	98,419
		TOTAL RAILROAD TRANSPORTATION				744,300

REAL ESTATE - 0.39%
1,500,000	g, i	USB Realty Corp	6.091	12/30/49	A1	1,095,000
		TOTAL REAL ESTATE				1,095,000

SECURITY AND COMMODITY BROKERS - 1.11%
500,000	i	Goldman Sachs Capital II	5.793	12/30/49	A2	347,680
650,000		Goldman Sachs Group, Inc	5.700	09/01/12	Aa3	652,039
500,000	i	Lehman Brothers Holdings Capital Trust V	5.857	12/30/49	A3	326,250
600,000		Lehman Brothers Holdings, Inc	5.250	02/06/12	A1	567,800
1,250,000		Merrill Lynch & Co, Inc	4.125	09/10/09	A1	1,235,070
		TOTAL SECURITY AND COMMODITY BROKERS				3,128,839

TOBACCO PRODUCTS - 0.05%
150,000		Philip Morris Interanational, Inc	4.875	05/16/13	A2	147,349
		TOTAL TOBACCO PRODUCTS				147,349

TRANSPORTATION BY AIR - 0.11%
300,000		FedEx Corp	3.500	04/01/09	Baa2	298,982
		TOTAL TRANSPORTATION BY AIR				298,982

TRANSPORTATION EQUIPMENT - 0.22%
600,000	g	BAE Systems Holdings, Inc	6.400	12/15/11	Baa2	616,915
		TOTAL TRANSPORTATION EQUIPMENT				616,915

		TOTAL CORPORATE BONDS				62,007,958
		(Cost $63,098,196)
GOVERNMENT BONDS - 58.57%

AGENCY SECURITIES - 21.73%
750,000		Federal Farm Credit Bank (FFCB)	3.375	07/15/08	Aaa	750,223
750,000		FFCB	4.125	04/15/09	Aaa	757,381
4,400,000		FFCB	2.625	04/21/11	Aaa	4,294,369
2,000,000		FFCB	5.000	10/16/09	Aaa	2,012,126
1,000,000		FFCB	2.375	04/30/10	Aaa	986,139
3,000,000		FFCB	5.375	08/19/11	Aaa	3,156,060
500,000		Federal Home Loan Mortgage Corp (FHLMC)	3.750	02/27/09	Aaa	503,022
4,700,000		FHLMC	4.750	11/03/09	Aaa	4,810,629
6,500,000		FHLMC	4.875	02/09/10	Aaa	6,687,778
2,700,000		FHLMC	7.000	03/15/10	Aaa	2,875,173
3,100,000		FHLMC	3.750	06/28/13	Aaa	3,043,196
3,000,000		Federal National Mortgage Association (FNMA)	5.375	08/15/09	Aaa	3,082,053
3,650,000		FNMA	5.100	09/10/09	Aaa	3,665,330
3,000,000		FNMA	4.625	12/15/09	Aaa	3,070,425
250,000		FNMA	2.375	05/20/10	Aaa	246,415
5,900,000		FNMA	7.125	06/15/10	Aaa	6,335,621

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Short-Term Bond Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 3,500,000		FNMA	6.250%	02/01/11	Aa2	$3,669,907
2,000,000		FNMA	3.625	02/12/13	Aaa	1,960,124
200,000		Private Export Funding Corp	5.870	07/31/08	Aaa	200,525
7,000,000		Private Export Funding Corp	4.900	12/15/11	Aaa	7,236,194
2,000,000		Private Export Funding Corp	3.550	04/15/13	Aaa	1,937,108
		TOTAL AGENCY SECURITIES				61,279,798

FOREIGN GOVERNMENT BONDS - 3.00%
250,000	e	Canada Mortgage & Housing Corp	4.800	10/01/10	Aaa	258,201
1,100,000		Eksportfinans A/S	5.000	02/14/12	Aaa	1,133,414
400,000	g	Emirate of Abu Dhabi	5.500	08/02/12	Aa2	408,964
1,000,000		Federal Republic of Germany	3.875	06/01/10	Aaa	1,004,900
100,000		Hellenic Republic	4.625	06/25/13	NR	99,938
1,500,000		International Finance Corp	5.125	05/02/11	Aaa	1,574,641
1,550,000		Kreditanstalt fuer Wiederaufbau	5.250	05/19/09	Aaa	1,579,624
250,000		Landwirtschaftliche Rentenbank	5.250	07/02/12	Aaa	263,174
1,000,000	e	Province of Manitoba Canada	4.450	04/12/10	Aa1	1,018,411
500,000	e	Province of Manitoba Canada	5.000	02/15/12	Aa1	521,003
600,000		Province of Ontario	3.375	05/20/11	Aa1	595,025
		TOTAL FOREIGN GOVERNMENT BONDS				8,457,295

MORTGAGE BACKED SECURITIES - 1.20%
597,911		Federal Home Loan Mortgage Corp (FHLMC)	5.125	10/15/15		603,580
632,443		FHLMC	6.000	09/15/16		653,197
112,229		Federal Home Loan Mortgage Corp Gold
		(FGLMC)	6.000	12/01/17		115,237
496,460		FGLMC	5.500	01/01/19		503,215
449,871		FGLMC	5.500	01/01/19		455,992
516,921		Federal National Mortgage Association (FNMA)	6.261	12/01/08		519,915
80,050		FNMA	5.000	06/01/13		80,506
459,023		FNMA	5.000	02/25/35		459,886
		TOTAL MORTGAGE BACKED SECURITIES				3,391,528

U.S. TREASURY SECURITIES - 32.64%
11,575,383		United States Treasury Inflation Indexed Bonds	0.875	04/15/10		11,775,244
1,352,612		United States Treasury Inflation Indexed Bonds	2.375	04/15/11		1,433,240
3,175,320		United States Treasury Inflation Indexed Bonds	2.000	04/15/12		3,349,963
4,000,000		United States Treasury Note	3.875	05/15/09		4,052,188
2,000,000		United States Treasury Note	4.000	08/31/09		2,037,656
6,000,000		United States Treasury Note	2.000	02/28/10		5,956,404
2,000,000		United States Treasury Note	2.625	05/31/10		2,001,250
2,500,000		United States Treasury Note	4.500	11/30/11		2,615,430
21,211,000		United States Treasury Note	4.625	12/31/11		22,284,807
13,641,000		United States Treasury Note	2.750	02/28/13		13,317,026
14,274,000		United States Treasury Note	2.500	03/31/13		13,771,070
9,340,000		United States Treasury Note	3.125	04/30/13		9,261,927
50,000		United States Treasury Note	3.500	05/31/13		50,371
175,000		United States Treasury Note	3.875	05/15/18		173,537
		TOTAL U.S. TREASURY SECURITIES				92,080,113

		TOTAL GOVERNMENT BONDS				165,208,734
		(Cost $163,324,436)
		TOTAL BONDS				227,216,692
		(Cost $226,422,632)

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Short-Term Bond Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
STRUCTURED ASSETS - 8.52%
ASSET BACKED - 6.84%
$ 1,000,000		AmeriCredit Automobile Receivables Trust Series
		2006-AF (Class A4)	5.640%	09/06/13	Aaa	$1,007,139
55,677		Asset Backed Funding Corp NIM Trust Series
		2005-WMC1 (Class N1)	5.900	07/26/35	NR	6
257,976		Centex Home Equity Series 2002-A (Class AF6)	5.540	01/25/32	Aaa	251,310
1,410,559		Centex Home Equity Series 2004-D (Class MF2)	5.560	09/25/34	Aa3	986,259
394,902	i	Chase Funding Mortgage Loan Asset-Backed
		Certificates Series 2004-2 (Class 1B)	5.700	02/25/35	Baa2	188,130
394,902	i	Chase Funding Mortgage Loan Asset-Backed
		Certificates Series 2004-2 (Class 1M2)	5.700	02/25/35	A2	269,358
469,385		CIT Group Home Equity Loan Trust Series 2002-2
		(Class BF)	6.830	06/25/33	Ba1	233,299
682,304		CIT Group Home Equity Loan Trust Series 2002-2
		(Class MF2)	6.390	12/25/30	A3	456,019
600,000		Citicorp Mortgage Securities, Inc Series 2006-1
		(Class A3)	5.706	07/25/36	Aaa	589,240
565,035	i	Countrywide Asset-Backed Certificates Series
		2006-S3 (Class A1)	2.593	06/25/21	Baa3	467,595
2,000,000		Flagstar Home Equity Loan Trust Series 2007-1A
		(Class AF3)	5.781	01/25/35	A2	1,585,621
152,199	i	GMAC Mortgage Corporation Loan Trust 2005-
		HE2 A3	4.622	11/25/35	Baa3	140,125
2,000,000		GMAC Mortgage Corporation Loan Trust 2006-
		HLTV A3	5.590	10/25/29	Baa3	1,628,983
2,000,000		GMAC Mortgage Corporation Loan Trust 2006-
		HLTV A4	5.810	10/25/29	Baa3	1,083,708
250,000		JPMorgan Auto Receivables Trust Series 2007-A
		(Class A3)	5.190	02/15/11	Aaa	251,932
1,728,532		Marriott Vacation Club Owner Trust Series 2006-
		1A (Class A)	5.737	04/20/28	Aaa	1,674,136
177,132	m, v	New York City Tax Lien Series 2006-AA
		(Class A)	5.930	11/10/19	Aaa	177,354
500,000		Renaissance Home Equity Loan Trust Series 2006-3
		(Class AF3)	5.586	11/25/36	Aaa	478,319
4,000,000		Residential Funding Mortgage Securities II, Inc
		Series 2006-H12 (Class A3)	5.790	02/25/36	Baa3	3,083,356
500,000		Residential Funding Mortgage Securities II, Inc
		Series 2006-HI1 (Class M2)	6.060	02/25/36	Aa2	269,074
2,000,000		Residential Funding Mortgage Securities II, Inc
		Series 2006-HI3 (Class A2)	5.950	02/25/36	Baa3	1,732,085
1,300,000		Residential Funding Mortgage Securities II, Inc
		Series 2006-HI3 (Class A3)	5.960	02/25/36	Baa3	989,280
935,363		Saxon Asset Securities Trust Series 2002-2 (Class
		AF6)	6.120	11/25/30	Aaa	922,184
807,684	m	Sierra Receivables Funding Co Series 2006-1A
		(Class A1)	5.840	05/20/18	A2	767,338
80,130		Triad Auto Receivables Owner Trust Series 2006-B
		(Class A3)	5.410	08/12/11	Aaa	80,203
		TOTAL ASSET BACKED				19,312,053

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Short-Term Bond Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
OTHER MORTGAGE BACKED SECURITIES - 1.68%
$ 251,300		Aames Mortgage Trust Series 2002-1 (Class A3)	6.896%	06/25/32	Aaa	$231,510
428,324		Banc of America Mortgage Securities, Inc Series
		2006-1 (Class A8)	6.000	05/25/36	Aaa	430,009
49,608	i	Credit Suisse Mortgage Capital Certificates Series
		2006-TF2A (Class A1)	2.571	10/15/21	Aaa	47,541
353,655		First Horizon Asset Securities, Inc Series 2003-9
		(Class 1A4)	5.500	11/25/33	NR	352,150
350,000	i	JP Morgan Chase Commercial Mortgage Securities
		Corp Series 2006-LDP7 (Class A2)	6.051	04/15/45	Aaa	351,910
883,275	i	JP Morgan Chase Commercial Mortgage Securities
		Corp Series 2007-FL1A (Class A1)	2.846	07/15/19	Aaa	855,457
1,200,000		Morgan Stanley Capital I Series 2005-HQ5 (Class
		A2)	4.809	01/14/42	NR	1,198,325
660,000		Morgan Stanley Capital I Series 2006-IQ12 (Class
		A2)	5.283	12/15/43	NR	649,342
300,000	i	Wachovia Bank Commercial Mortgage Trust
		Series 2006-WL7A (Class A2)	2.591	09/15/21	Aaa	282,699
350,000		Wachovia Bank Commercial Mortgage Trust
		Series 2007-C31 (Class A2)	5.421	04/15/47	Aaa	341,018
		TOTAL OTHER MORTGAGE BACKED SECURITIES				4,739,961

		TOTAL STRUCTURED ASSETS				24,052,014
		(Cost $28,944,158)
PREFERRED STOCKS - 0.81%

NONDEPOSITORY INSTITUTIONS - 0.81%
79,583	e	Federal National Mortgage Association (FNMA)	8.250	12/30/49	Aa3	1,826,430
18,600	e	Federal Home Loan Mortgage Corp (FHLMC)	8.375	12/30/49	Aa3	451,980
		TOTAL NONDEPOSITORY INSTITUTIONS				2,278,410

		TOTAL PREFERRED STOCKS				2,278,410
		(Cost $2,454,575)

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 11.44%

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 9.70%
$ 27,380,000		Federal Home Loan Bank (FHLB)		07/01/08		27,380,000
						27,380,000

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.74%
4,904,091		State Street Navigator Securities Lending Prime Portfolio				4,904,091
						4,904,091

		TOTAL SHORT-TERM INVESTMENTS				32,284,091
		(Cost $32,284,091)

		TOTAL PORTFOLIO - 101.33%				285,831,207
		(Cost $290,105,456)
		OTHER ASSETS & LIABILITIES, NET - (1.33)%				(3,758,970)

		NET ASSETS - 100.00%				$282,072,237

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Short-Term Bond Fund II

The following abbreviations are used in portfolio descriptions:
LLC -Limited Liability Company
LP - Limited Partnership
NR - Not rated by Moody's

+	As provide by Moody's Investors Service (unaudited)
*	Non-income producing.
e	All or a portion of these securities are out on loan.
g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers.
At June 30, 2008, the value of these securities amounted to $12,221,495 or 4.33% of net assets.
i	Floating rate or variable rate securities reflects the rate at June 30, 2008.
v	Security valued at fair value.

At June 30, 2008, the unrealized depreciation on investments was $4,274,249, consisting of gross unrealized appreciation of $3,695,361 and gross unrealized depreciation of $7,969,610.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - High-Yield Fund II

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
HIGH-YIELD FUND II
STATEMENT OF INVESTMENTS (unaudited)
June 30, 2008
				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE

CORPORATE BONDS - 97.53%

AMUSEMENT AND RECREATION SERVICES - 3.25%
$ 2,100,000	g	Buffalo Thunder Development Authority	9.375%	12/15/14	B2	$1,407,000
1,675,000	g	Harrah's Operation Co, Inc	10.750	02/01/16	B3	1,390,250
2,175,000	g	Pokagon Gaming Authority	10.375	06/15/14	B3	2,332,688
1,500,000	g	Seminole Indian Tribe of Florida	7.804	10/01/20	Ba1	1,451,040
2,750,000	e	Speedway Motorsports, Inc	6.750	06/01/13	Ba2	2,681,250
4,170,000		WMG Acquisition Corp	7.375	04/15/14	B3	3,466,313
		TOTAL AMUSEMENT AND RECREATION SERVICES				12,728,541

APPAREL AND OTHER TEXTILE PRODUCTS - 0.23%
1,348,000	e	Broder Brothers Co	11.250	10/15/10	Caa2	913,270
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS				913,270

AUTO REPAIR, SERVICES AND PARKING - 1.38%
1,640,000		Hertz Corp	8.875	01/01/14	B1	1,500,600
2,960,000	e	Hertz Corp	10.500	01/01/16	B2	2,693,600
2,509,000	d,e	Keystone Automotive Operations, Inc	9.750	11/01/13	Caa2	1,204,320
		TOTAL AUTO REPAIR, SERVICES AND PARKING				5,398,520

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 2.02%
2,755,000	e	Asbury Automotive Group, Inc	8.000	03/15/14	B3	2,383,075
4,475,000	e	Autonation, Inc	7.000	04/15/14	Ba2	3,982,750
1,690,000	e	Sonic Automotive, Inc	8.625	08/15/13	B1	1,563,250
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS				7,929,075

BUSINESS SERVICES - 4.70%
1,700,000		Activant Solutions, Inc	9.500	05/01/16	Caa1	1,343,000
1,894,000	g	Ceridian Corp	11.250	11/15/15	Caa2	1,718,805
990,000	e,g,o	Ceridian Corp	12.250	11/15/15	Caa2	898,425
1,275,000		Deluxe Corp	7.375	06/01/15	Ba2	1,115,625
4,750,000	e	Lamar Media Corp	7.250	01/01/13	Ba3	4,565,938
852,000		Lamar Media Corp	6.625	08/15/15	Ba3	775,320
625,000		Lamar Media Corp	6.625	08/15/15	Ba3	568,750
1,259,000	g	Open Solutions, Inc	9.750	02/01/15	Caa1	1,026,085
1,750,000		Sungard Data Systems, Inc	9.125	08/15/13	Caa1	1,767,500
1,490,000	e	Sungard Data Systems, Inc	10.250	08/15/15	Caa1	1,497,450
852,000	e	United Rentals North America, Inc	7.750	11/15/13	B2	681,600
2,500,000	e,g	VIP Finance Ireland Ltd for OJSC Vimpel
		Communications	9.125	04/30/18	Ba2	2,459,370
		TOTAL BUSINESS SERVICES				18,417,868

CHEMICALS AND ALLIED PRODUCTS - 4.40%
1,880,000		Chemtura Corp	6.875	06/01/16	Ba2	1,626,200
1,000,000		Church & Dwight Co, Inc	6.000	12/15/12	Ba2	960,000
1,250,000		Hercules, Inc	6.750	10/15/29	Ba1	1,212,500
2,080,000	e,g	Ineos Group Holdings plc	8.500	02/15/16	B3	1,367,600

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - High-Yield Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 2,350,000	j	Koppers Holdings, Inc (Step Bond 0.000% until
		11/15/09, 9.875% until 11/15/14)		11/15/14	B2	$2,126,750
2,517,000	g	LyondellBasell Industries AF S.C.A.	8.375%	08/15/15	B3	1,598,295
2,500,000	e	Momentive Performance Materials, Inc	9.750	12/01/14	B3	2,137,500
1,600,000	e	Momentive Performance Materials, Inc	11.500	12/01/16	Caa2	1,192,000
1,500,000	g	Mosaic Co	7.375	12/01/14	Ba1	1,567,500
1,510,000		Nalco Co	7.750	11/15/11	B1	1,510,000
1,933,000	g	Reichhold Industries, Inc	9.000	08/15/14	B2	1,933,000
		TOTAL CHEMICALS AND ALLIED PRODUCTS				17,231,345

COAL MINING - 3.15%
3,050,000		Arch Western Finance LLC	6.750	07/01/13	B1	2,989,000
1,750,000		Consol Energy, Inc	7.875	03/01/12	Ba1	1,820,000
6,176,000	g	Griffin Coal Mining Co Pty Ltd	9.500	12/01/16	Ba3	4,909,920
2,625,000		Peabody Energy Corp	6.875	03/15/13	Ba1	2,631,563
		TOTAL COAL MINING				12,350,483

COMMUNICATIONS - 13.10%
4,402,000	d	Allbritton Communications Co	7.750	12/15/12	B1	4,280,945
1,250,000	g	Charter Communications Operating LLC	8.000	04/30/12	B3	1,181,250
1,537,000	g	Charter Communications, Inc	10.875	09/15/14	B3	1,579,268
250,000		Citizens Communications Co	9.250	05/15/11	Ba2	258,750
1,530,000		Citizens Communications Co	7.125	03/15/19	Ba2	1,369,350
2,826,000		Citizens Communications Co	9.000	08/15/31	Ba2	2,543,400
2,754,000		Clear Channel Communications, Inc	6.250	03/15/11	Baa3	2,334,015
917,000		Clear Channel Communications, Inc	5.500	09/15/14	Baa3	550,200
1,536,000		CSC Holdings, Inc	7.625	04/01/11	B1	1,505,280
3,000,000	g	CSC Holdings, Inc	8.500	06/15/15	B1	2,947,500
1,860,000	g	DirecTV Holdings LLC	7.625	05/15/16	Ba3	1,832,100
1,700,000		Echostar DBS Corp	6.375	10/01/11	Ba3	1,640,500
750,000		MetroPCS Wireless, Inc	9.250	11/01/14	Caa1	721,875
2,100,000	e,g,o	Newport Television LLC/NTV Finance Corp	13.000	03/15/17	Caa1	1,848,000
5,830,000	d,e	Qwest Communications International, Inc	7.250	02/15/11	Ba3	5,633,237
1,000,000		Qwest Communications International, Inc	7.500	02/15/14	Ba3	950,000
3,720,000		Qwest Corp	8.875	03/15/12	Ba1	3,794,400
8,213,000		Sprint Capital Corp	6.875	11/15/28	Baa3	6,837,323
4,375,000		Sprint Nextel Corp	6.000	12/01/16	Baa3	3,762,500
1,250,000		Videotron Ltee	6.875	01/15/14	Ba2	1,206,250
860,000	g	Videotron Ltee	9.125	04/15/18	Ba2	898,700
3,650,000		Windstream Corp	8.125	08/01/13	Ba3	3,640,875
		TOTAL COMMUNICATIONS				51,315,718

DEPOSITORY INSTITUTIONS - 1.39%
6,750,000		National City Corp	4.000	02/01/11	A3	5,459,062
		TOTAL DEPOSITORY INSTITUTIONS				5,459,062

ELECTRIC, GAS, AND SANITARY SERVICES - 13.37%
1,500,000	e	AES Corp	8.000	10/15/17	B1	1,470,000
250,000		Allied Waste North America, Inc	6.500	11/15/10	B1	250,000
1,000,000	e	Allied Waste North America, Inc	5.750	02/15/11	B1	982,500
500,000		Allied Waste North America, Inc	6.375	04/15/11	B1	495,000
3,200,000	e	Allied Waste North America, Inc	7.875	04/15/13	B1	3,256,000

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - High-Yield Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 3,906,000	e	Dynegy Holdings, Inc	8.750%	02/15/12	B2	$3,964,590
2,775,000		Edison Mission Energy	7.500	06/15/13	B1	2,754,187
1,275,000		Edison Mission Energy	7.000	05/15/17	B1	1,192,125
4,275,000	g	El Paso Performance-Linked Trust	7.750	07/15/11	Ba3	4,306,772
4,375,000	g	Energy Future Holdings Corp	10.875	11/01/17	B3	4,418,750
3,750,000	g	Intergen NV	9.000	06/30/17	Ba3	3,881,250
2,000,000	g	Ipalco Enterprises, Inc	7.250	04/01/16	Ba1	1,970,000
1,669,600		Midwest Generation LLC	8.560	01/02/16	Baa3	1,723,863
2,315,000		Mirant North America LLC	7.375	12/31/13	B1	2,294,744
2,500,000		NRG Energy, Inc	7.250	02/01/14	B1	2,387,500
2,500,000		NRG Energy, Inc	7.375	02/01/16	B1	2,353,125
250,000		Orion Power Holdings, Inc	12.000	05/01/10	Ba3	270,000
2,600,000		Reliant Energy, Inc	7.625	06/15/14	B1	2,535,000
1,075,000		Reliant Energy, Inc	6.750	12/15/14	Ba3	1,096,500
3,725,000	e	Sabine Pass LNG LP	7.250	11/30/13	B2	3,389,750
3,026,000		Sabine Pass LNG LP	7.500	11/30/16	B2	2,723,400
2,500,000		Sierra Pacific Resources	8.625	03/15/14	Ba3	2,620,787
2,189,000	m	Texas Competive Electric	10.011	10/10/14	Ba3	2,024,825
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				52,360,668

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 1.72%
2,302,000		Freescale Semiconductor, Inc	8.875	12/15/14	B2	1,870,375
3,500,000		L-3 Communications Corp	7.625	06/15/12	Ba3	3,535,000
845,000		Nortel Networks Ltd	10.125	07/15/13	B3	825,987
515,000	g	Nortel Networks Ltd	10.750	07/15/16	B3	509,850
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				6,741,212

FABRICATED METAL PRODUCTS - 0.67%
1,250,000		Ball Corp	6.875	12/15/12	Ba1	1,246,875
1,400,000		Crown Americas LLC	7.625	11/15/13	B1	1,396,500
		TOTAL FABRICATED METAL PRODUCTS				2,643,375

FOOD AND KINDRED PRODUCTS - 0.85%
1,140,000		Constellation Brands, Inc	8.375	12/15/14	Ba3	1,154,250
637,000		Constellation Brands, Inc	7.250	05/15/17	Ba3	595,595
160,000		Cott Beverages USA, Inc	8.000	12/15/11	B3	134,400
1,750,000	e	Smithfield Foods, Inc	7.750	07/01/17	Ba3	1,452,500
		TOTAL FOOD AND KINDRED PRODUCTS				3,336,745

FOOD STORES - 1.42%
4,108,000	e	Stater Brothers Holdings	8.125	06/15/12	B2	4,128,540
426,000		Stater Brothers Holdings	7.750	04/15/15	B2	422,805
1,000,000	g	Susser Holdings LLC	10.625	12/15/13	B3	1,027,500
		TOTAL FOOD STORES				5,578,845

FURNITURE AND FIXTURES - 0.18%
700,000		BE Aerospace, Inc	8.500	07/01/18	Ba3	702,625
		TOTAL FURNITURE AND FIXTURES				702,625

FURNITURE AND HOME FURNISHINGS STORES - 0.89%
3,400,000		GSC Holdings Corp	8.000	10/01/12	Ba1	3,468,000
		TOTAL FURNITURE AND HOME FURNISHINGS STORES				3,468,000

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - High-Yield Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
HEALTH SERVICES - 2.70%
$ 1,750,000		DaVita, Inc	6.625%	03/15/13	B1	$1,680,000
1,850,000		DaVita, Inc	7.250	03/15/15	B2	1,799,125
2,490,000		FMC Finance III S.A.	6.875	07/15/17	Ba2	2,446,425
3,860,000		HCA, Inc	9.125	11/15/14	B2	3,946,850
900,000		HCA, Inc	7.500	11/06/33	Caa1	693,000
		TOTAL HEALTH SERVICES				10,565,400

HOTELS AND OTHER LODGING PLACES - 1.26%
300,000	e	MGM Mirage	8.500	09/15/10	Ba2	296,250
3,250,000	d,e	MGM Mirage	6.750	09/01/12	Ba2	2,916,875
1,100,000	g, i	Seminole Hard Rock Entertainment, Inc	5.276	03/15/14	B1	924,000
1,000,000	e	Station Casinos, Inc	6.000	04/01/12	B2	795,000
		TOTAL HOTELS AND OTHER LODGING PLACES				4,932,125

INDUSTRIAL MACHINERY AND EQUIPMENT - 1.72%
1,950,000		Jefferson Smurfit Corp US	8.250	10/01/12	B3	1,701,375
844,000		Jefferson Smurfit Corp US	7.500	06/01/13	B3	696,300
3,625,000	e	Scientific Games Corp	6.250	12/15/12	Ba3	3,470,937
860,000	g	Scientific Games Corp	7.875	06/15/16	Ba3	855,700
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT				6,724,312

INSTRUMENTS AND RELATED PRODUCTS - 0.63%
2,328,000		Biomet, Inc	11.625	10/15/17	Caa1	2,467,680
		TOTAL INSTRUMENTS AND RELATED PRODUCTS				2,467,680

LEGAL SERVICES - 1.07%
1,500,000		FTI Consulting, Inc	7.625	06/15/13	Ba2	1,522,500
2,614,000		FTI Consulting, Inc	7.750	10/01/16	Ba2	2,679,350
		TOTAL LEGAL SERVICES				4,201,850

METAL MINING - 2.32%
3,400,000		Freeport-McMoRan Copper & Gold, Inc	8.250	04/01/15	Ba2	3,574,250
1,705,000		Freeport-McMoRan Copper & Gold, Inc	8.375	04/01/17	Ba2	1,798,775
1,700,000	g,h	Vedanta Resources plc	8.750	01/15/14	Ba1	1,715,378
2,000,000	g,h	Vedanta Resources plc	9.500	07/18/18	Ba1	1,990,000
		TOTAL METAL MINING				9,078,403

MISCELLANEOUS RETAIL - 1.51%
2,894,000		FTD, Inc	7.750	02/15/14	B3	2,901,235
2,974,000		Susser Holdings LLC	10.625	12/15/13	B3	3,018,610
		TOTAL MISCELLANEOUS RETAIL				5,919,845

NONDEPOSITORY INSTITUTIONS - 4.66%
1,700,000		Countrywide Financial Corp	6.250	05/15/16	Aa3	1,513,585
875,000		Ford Motor Credit Co	6.375	11/05/08	B1	859,966
4,000,000		Ford Motor Credit Co	5.800	01/12/09	B1	3,819,428
1,475,000		Ford Motor Credit Co	5.700	01/15/10	B1	1,258,426
1,500,000		Ford Motor Credit Co	9.750	09/15/10	B1	1,307,824
1,900,000		Ford Motor Credit Co	9.875	08/10/11	B1	1,600,877

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - High-Yield Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 1,500,000		Ford Motor Credit Co	7.000%	10/01/13	B1	$1,104,617
2,750,000		Ford Motor Credit Co	8.000	12/15/16	B1	1,998,595
1,912,500		General Motors Acceptance Corp LLC	6.875	09/15/11	B3	1,374,269
800,000		General Motors Acceptance Corp LLC	6.625	05/15/12	B3	548,814
1,035,000	e	General Motors Acceptance Corp LLC	8.000	11/01/31	B1	673,348
800,000	g	Lender Processing Services, Inc	8.125	07/01/16	Ba2	801,000
1,530,000	e,g	Petroplus Finance Ltd	6.750	05/01/14	B1	1,384,650
		TOTAL NONDEPOSITORY INSTITUTIONS				18,245,399

OIL AND GAS EXTRACTION - 7.98%
2,800,000	g	Atlas Energy Resources LLC	10.750	02/01/18	B3	2,912,000
1,265,000		Chesapeake Energy Corp	7.625	07/15/13	Ba3	1,268,162
1,000,000		Chesapeake Energy Corp	7.500	09/15/13	Ba3	1,000,000
2,500,000		Chesapeake Energy Corp	7.750	01/15/15	Ba3	2,593,750
2,375,000		Chesapeake Energy Corp	6.875	11/15/20	Ba3	2,232,500
1,660,000		Chesapeake Energy Corp	2.750	11/15/35	Ba3	2,983,850
2,276,000	e	Cimarex Energy Co	7.125	05/01/17	B1	2,236,170
3,125,000		Complete Production Services, Inc	8.000	12/15/16	B2	3,121,094
2,410,000		Denbury Resources, Inc	7.500	04/01/13	B1	2,403,975
1,150,000		Denbury Resources, Inc	7.500	12/15/15	B1	1,144,250
1,575,000		Encore Acquisition Co	6.000	07/15/15	B1	1,480,500
675,000	e	Encore Acquisition Co	7.250	12/01/17	B1	658,125
1,720,000	g	Key Energy Services, Inc	8.375	12/01/14	B1	1,754,400
1,375,000	e	Plains Exploration & Production Co	7.000	03/15/17	B1	1,320,000
1,233,000		Range Resources Corp	7.500	05/15/16	Ba3	1,228,376
1,750,000		Range Resources Corp	7.500	10/01/17	Ba3	1,741,250
250,000		Range Resources Corp	7.250	05/01/18	Ba3	248,125
900,000	g	Southwestern Energy Co	7.500	02/01/18	Ba2	926,019
		TOTAL OIL AND GAS EXTRACTION				31,252,546

PAPER AND ALLIED PRODUCTS - 3.43%
500,000		Abitibi-Consolidated, Inc	8.550	08/01/10	Caa2	295,000
2,985,000	e	Cenveo Corp	7.875	12/01/13	B3	2,492,475
1,100,000	g	Cenveo Corp	10.500	08/15/16	B2	1,089,000
846,000	e	Domtar Corp	7.875	10/15/11	NR	850,230
1,680,000	g	Georgia-Pacific LLC	7.000	01/15/15	Ba3	1,579,200
3,425,000	e	Graphic Packaging International, Inc	8.500	08/15/11	B3	3,313,687
1,260,000		Greif, Inc	6.750	02/01/17	Ba2	1,215,900
2,592,000		International Paper Co	7.400	06/15/14	Baa3	2,587,003
		TOTAL PAPER AND ALLIED PRODUCTS				13,422,495

PERSONAL SERVICES - 0.59%
2,400,000		Mac-Gray Corp	7.625	08/15/15	B3	2,292,000
		TOTAL PERSONAL SERVICES				2,292,000

PETROLEUM AND COAL PRODUCTS - 0.46%
2,000,000		Tesoro Corp	6.500	06/01/17	Ba1	1,795,000
		TOTAL PETROLEUM AND COAL PRODUCTS				1,795,000

PRIMARY METAL INDUSTRIES - 1.97%
2,250,000	g	Everaz Group SA.	8.875	04/24/13	Ba3	2,252,700
1,700,000	i	Noranda Aluminium Acquisition Corp	6.828	05/15/15	B3	1,466,250
2,030,000	i	Novelis, Inc	7.250	02/15/15	B3	1,918,350

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - High-Yield Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 1,000,000	g	Steel Dynamics, Inc	7.375%	11/01/12	Ba2	$1,000,000
640,000		Steel Dynamics, Inc	6.750	04/01/15	Ba2	612,800
450,000	g	Steel Dynamics, Inc	7.750	04/15/16	Ba2	447,750
		TOTAL PRIMARY METAL INDUSTRIES				7,697,850

PRINTING AND PUBLISHING - 1.70%
640,000		American Achievement Corp	8.250	04/01/12	B2	627,200
2,130,000		Idearc, Inc	8.000	11/15/16	B3	1,339,237
3,635,000	e	Morris Publishing Group LLC	7.000	08/01/13	Caa1	2,217,350
22,000	e,g	RH Donnelley Corp	8.875	10/15/17	B3	13,090
2,701,300	g	RH Donnelley, Inc	11.750	05/15/15	B1	2,444,676
		TOTAL PRINTING AND PUBLISHING				6,641,553

SECURITY AND COMMODITY BROKERS - 1.16%
500,000		Corrections Corp of America	6.250	03/15/13	Ba2	481,250
4,405,000	g	Nuveen Investments, Inc	10.500	11/15/15	B3	4,063,612
		TOTAL SECURITY AND COMMODITY BROKERS				4,544,862

SOCIAL SERVICES - 0.65%
2,780,000	g	Knowledge Learning Corp, Inc	7.750	02/01/15	B2	2,557,600
		TOTAL SOCIAL SERVICES				2,557,600

STONE, CLAY, AND GLASS PRODUCTS - 0.22%
840,000		Owens Brockway Glass Container, Inc	8.250	05/15/13	Ba3	861,000
		TOTAL STONE, CLAY, AND GLASS PRODUCTS				861,000

TRANSPORTATION BY AIR - 0.84%
3,278,000	e	Bristow Group, Inc	7.500	09/15/17	Ba2	3,286,195
		TOTAL TRANSPORTATION BY AIR				3,286,195

TRANSPORTATION EQUIPMENT - 3.18%
1,000,000	e,g	Allison Transmission	11.000	11/01/15	Caa1	895,000
1,250,000		American Railcar Industries, Inc	7.500	03/01/14	B1	1,162,500
2,452,000	g	Bombardier, Inc	6.750	05/01/12	Ba2	2,396,830
1,109,000	e,g	Bombardier, Inc	8.000	11/15/14	Ba2	1,136,725
500,000	e	General Motors Corp	7.200	01/15/11	Caa1	385,000
1,700,000	e	General Motors Corp	7.125	07/15/13	Caa1	1,079,500
650,000		General Motors Corp	7.700	04/15/16	Caa1	394,875
1,475,000	e	General Motors Corp	9.400	07/15/21	Caa1	914,500
2,670,000	e	General Motors Corp	8.375	07/15/33	Caa1	1,581,975
1,061,000	e	Hawker Beechcraft Acquisition Co LLC	9.750	04/01/17	Caa1	1,061,000
966,000		Trinity Industries, Inc	6.500	03/15/14	Baa3	937,020
566,000	g	TRW Automotive, Inc	7.000	03/15/14	Ba3	491,005
		TOTAL TRANSPORTATION EQUIPMENT				12,435,930

TRANSPORTATION SERVICES - 0.17%
750,000		United Rentals North America, Inc	6.500	02/15/12	B1	675,000
		TOTAL TRANSPORTATION SERVICES				675,000

WATER TRANSPORTATION - 1.03%
4,021,000		Gulfmark Offshore, Inc	7.750	07/15/14	B1	4,051,158
		TOTAL WATER TRANSPORTATION				4,051,158

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - High-Yield Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
WHOLESALE TRADE-DURABLE GOODS - 3.46%
$ 3,000,000	g	Ace Hardware Corp	9.125%	06/01/16	Ba2	$2,805,000
3,390,000	g	Baker & Taylor, Inc	11.500	07/01/13	B2	3,034,050
3,650,000	e	IKON Office Solutions, Inc	7.750	09/15/15	Ba3	3,659,125
1,270,000		Interline Brands, Inc	8.125	06/15/14	B3	1,225,550
1,000,000		Russel Metals, Inc	6.375	03/01/14	Ba2	940,000
1,900,000	g	Ryerson, Inc	12.000	11/01/15	B2	1,885,750
		TOTAL WHOLESALE TRADE-DURABLE GOODS				13,549,475

WHOLESALE TRADE-NONDURABLE GOODS - 2.10%
1,620,000	g	Airgas, Inc	7.125	10/01/18	Ba2	1,632,150
1,500,000		AmeriGas Partners LP	7.125	05/20/16	B1	1,391,250
850,000		Inergy LP	6.875	12/15/14	B1	790,500
1,000,000	g	Inergy LP	8.250	03/01/16	B1	985,000
1,750,000		Inergy LP	8.250	03/01/16	B1	1,723,750
1,700,000	e	Supervalu, Inc	7.500	11/15/14	B1	1,702,125
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS				8,224,775

		TOTAL CORPORATE BONDS				381,997,805
		(Cost $401,588,474)

SHORT-TERM INVESTMENTS - 15.57%

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 13.52%
52,957,753		State Street Navigator Securities Lending Prime Portfolio				52,957,753
						52,957,753
PRINCIPAL		ISSUER
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 2.05%
$ 8,040,000		Federal Home Loan Bank (FHLB)		07/01/08		8,040,000
						8,040,000

		TOTAL SHORT-TERM INVESTMENTS				60,997,753
		(Cost $60,997,753)

		TOTAL PORTFOLIO - 113.10%				442,995,558
		(Cost $462,586,227)
		OTHER ASSETS & LIABILITIES, NET - (13.10)%				(51,315,769)

		NET ASSETS - 100.00%				$391,679,789

		The following abbreviations are used in portfolio descriptions:
		LLC -Limited Liability Company
		LP -Limited Partnership
		NR -Not rated by Moody's
		plc -Public Limited Company

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - High-Yield Fund II

+	As provided by Moody's Investors Service (unaudited)
*	Non-income producing.
d	All or a portion of these securities have been segregated by the custodian to cover securities purchased on a delayed delivery basis.
e	All or a portion of these securities are out on loan.
g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers.
At June 30, 2008, the value of these securities amounted to $94,433,203 or 24.11% of net assets.
h	These securities were purchased on a delayed delivery basis.
i	Floating rate or variable rate securities reflects the rate at June 30, 2008.
j	Zero coupon
m	Indicates a security that has been deemed illiquid.
n	In default
o	Payment in Kind Bond

At June 30, 2008, the net unrealized depreciation on investments was $19,590,669, consisting of gross unrealized appreciation of $3,617,431 and gross unrealized depreciation of
$23,208,100.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Tax-Exempt Bond Fund II

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
TAX-EXEMPT BOND FUND II
STATEMENT OF INVESTMENTS (unaudited)
June 30, 2008

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE

LONG -TERM MUNICIPAL BONDS - 98.53%

ALABAMA - 1.73%
$ 250,000		City of Birmingham AL	5.125%	01/01/17	A2	$255,438
150,000		City of Birmingham AL, GO	5.000	12/01/16	Aa3	160,730
2,420,000		Courtland Industrial Development Board	5.000	11/01/13	Baa3	2,368,890
1,785,000		Southeast Alabama Gas District	5.000	06/01/18	A3	1,769,792
		TOTAL ALABAMA				4,554,850

ALASKA - 0.95%
1,410,000		Alaska Railroad Corp	5.250	08/01/16	A1	1,492,654
1,090,000		Northern TOB Securitization Corp	4.625	06/01/23	Baa3	991,726
		TOTAL ALASKA				2,484,380

ARIZONA - 1.85%
490,000		Arizona Health Facilities Authority, ETM	6.375	12/01/37	NR	552,377
1,090,000		Arizona Health Facilities Authority, ETM	5.625	12/01/15	A2	1,173,352
1,000,000		Arizona Water Infrastructure Finance Authority	5.000	10/01/14	Aaa	1,082,270
650,000		City of Scottsdale AZ	5.000	07/01/18	Aa1	704,230
1,260,000		Tucson AZ, COP	5.250	07/01/14	A1	1,362,161
		TOTAL ARIZONA				4,874,390

ARKANSAS - 1.76%
1,600,000		Arkansas Development Finance Authority	5.500	12/01/18	NR	1,783,904
1,185,000		Arkansas Development Finance Authority	5.000	11/01/14	Aaa	1,274,598
650,000		Fayetteville AR	5.000	11/01/16	Aaa	704,236
765,000		North Little Rock AR	6.500	07/01/15	A2	856,632
		TOTAL ARKANSAS				4,619,370

CALIFORNIA - 3.77%
1,000,000	i	California Pollution Control Financing
		Authority, AMT	5.125	11/01/23	NR	876,860
125,000		City of San Bernardino CA, ETM	7.500	05/01/23	Aaa	155,408
20,000	i	Delta Counties Home Mortgage Finance
		Authority, AMT	6.700	06/01/24	A2	20,121
600,000		Long Beach Bond Finance Authority	5.250	11/15/22	A1	572,958
2,000,000		Los Angeles Unified School District, COP	5.000	10/01/17	Aa3	2,113,560
440,000		Metropolitan Water District of Southern
		California	5.750	07/01/21	Aa2	502,867
1,520,000		Palmdale Elementary School District	5.300	08/01/14	Aaa	1,602,536
535,000		Sacramento City Financing Authority	5.400	11/01/20	Aa3	572,252
2,800,000		State of California, GO	5.000	03/01/17	A1	2,958,984
550,000		Vallejo Sanitation & Flood Control District,
		COP	5.000	07/01/19	NR	536,344
		TOTAL CALIFORNIA				9,911,890

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Tax-Exempt Bond Fund II

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	RATING+	VALUE
COLORADO - 0.04%
$ 120,000	Vista Ridge Metropolitan District, GO	4.125%	12/01/16	A3	$114,886
	TOTAL COLORADO				114,886

CONNECTICUT - 0.61%
1,360,000	Connecticut Municipal Electric Energy
	Cooperative, ETM	7.000	01/01/15	Aaa	1,596,504
	TOTAL CONNECTICUT				1,596,504

DISTRICT OF COLUMBIA - 1.10%
725,000	District of Columbia, COP	5.250	01/01/14	A2	764,911
2,000,000	District of Columbia, GO	5.000	06/01/16	Aa3	2,123,280
	TOTAL DISTRICT OF COLUMBIA				2,888,191

FLORIDA - 7.06%
1,485,000	Broward County School Board, COP	5.250	07/01/16	Aa3	1,576,491
1,500,000	Broward County School Board, COP	5.250	07/01/15	Aaa	1,612,470
1,150,000	Charlotte County FL	5.000	10/01/14	Aaa	1,233,271
282,000	City of Lakeland FL, ETM	5.750	10/01/19	NR	303,784
1,000,000	County of Brevard FL, GO	5.000	07/01/16	Aa3	1,053,850
1,600,000	First Governmental Financing Commission	5.500	07/01/15	Aa3	1,749,248
2,200,000	Florida Department of Transportation	5.000	07/01/18	Aa2	2,357,300
725,000	Florida State Board of Education	5.000	07/01/18	A2	750,788
1,890,000	Florida State Board of Education	5.000	07/01/14	Aa3	1,980,607
275,000	JEA, ETM	6.800	07/01/12	Aaa	294,145
2,000,000	Lake County School Board, COP	5.250	06/01/17	Aa3	2,131,720
1,275,000	Lake County School Board, COP	5.250	06/01/18	Aa3	1,348,644
100,000	Orange County Health Facilities Authority,
	ETM	5.700	10/01/12	Aaa	109,013
940,000	Orange County Health Facilities Authority,
	ETM	6.250	10/01/10	A2	1,009,381
1,000,000	State of Flordia, GO	5.250	07/01/21	Aa1	1,050,080
	TOTAL FLORIDA				18,560,792

GEORGIA - 3.26%
10,000	Cherokee County Water & Sewer Authority	5.500	08/01/18	Aa3	11,082
270,000	City of Atlanta GA	5.500	11/01/10	Baa1	280,301
300,000	City of Atlanta GA	5.500	11/01/13	Baa1	314,196
2,080,000	City of Atlanta GA	5.500	11/01/14	Baa1	2,181,629
215,000	City of Atlanta GA	5.500	11/01/17	Baa1	223,897
125,000	City of Atlanta GA	5.500	11/01/22	Baa1	130,390
2,000,000	Main Street Natural Gas Inc	5.500	07/15/17	A1	1,956,840
695,000	Metropolitan Atlanta Rapid Transit Authority	6.250	07/01/18	A2	787,053
500,000	Metropolitan Atlanta Rapid Transit Authority	7.000	07/01/11	NR	541,860
480,000	Municipal Electric Authority of Georgia	6.500	01/01/17	A1	551,760
1,390,000	State of Georgia, GO	5.750	08/01/16	Aaa	1,583,196
	TOTAL GEORGIA				8,562,204

ILLINOIS - 3.30%
1,920,000	Chicago Board of Education, GO	5.000	12/01/17	A1	2,038,330
1,030,000	Chicago Board of Education	6.000	01/01/20	A1	1,161,521
540,000	Chicago Metropolitan Water Reclamation
	District-Greater Chicago, ETM	7.000	01/01/11	Aaa	572,908
750,000	Chicago O'Hare International Airport	5.000	01/01/16	Aaa	789,712

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Tax-Exempt Bond Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 1,000,000		Chicago Public Building Commission Building	5.000%	03/01/15	Aa3	$1,057,320
400,000		City of Chicago IL, GO	5.000	12/01/15	Aa3	428,068
655,000		Cook County Community Consolidated School
		District No 64, GO	5.500	12/01/14	Aaa	724,476
675,000	i	Illinois Finance Authority	5.500	03/01/14	Ba1	655,607
900,000		Illinois Municipal Electric Agency	5.250	02/01/17	A1	962,091
175,000		Kendall-Grundy Etc Counties High School
		District No 18	5.000	10/01/14	Aaa	188,482
100,000		Madison-Bond Etc Counties Community Unit
		School District No 5, GO	5.000	02/01/19	NR	102,390
		TOTAL ILLINOIS				8,680,905

INDIANA - 6.88%
2,500,000		Avon Community School Building Corp	5.000	07/15/17	Aa3	2,637,475
1,285,000		Center Grove School Building Corp	5.000	07/15/14	NR	1,367,420
1,120,000		Franklin Community Multi-School Building
		Corporation	5.000	07/15/22	NR	1,125,600
1,000,000		Griffith Multi-School Building Corp	5.000	07/15/15	Aaa	1,077,920
1,520,000		Hammond Multi-School Building Corp	5.000	07/15/17	NR	1,609,437
2,120,000		Indiana Bond Bank	5.250	04/01/19	Aa3	2,263,460
600,000		Indiana State Finance Authority Revenue	5.000	02/01/15	Aaa	646,608
1,030,000		Indiana Toll Road Commission, ETM	9.000	01/01/15	Aaa	1,251,955
1,065,000		Indiana Transportation Finance Authority	5.500	12/01/14	Aa2	1,165,216
1,240,000		Indianapolis Local Public Improvement Bond
		Bank	5.000	07/01/16	A1	1,333,794
515,000		New Albany Floyd County School Building
		Corp	5.000	07/15/15	Aaa	555,129
1,615,000		South Bend Community School Building Corp	5.000	01/15/16	NR	1,696,606
1,225,000		South Bend Redevelopment Authority	5.750	08/15/18	A1	1,356,516
		TOTAL INDIANA				18,087,136

KENTUCKY - 0.33%
820,000		Kentucky Turnpike Authority, ETM	6.000	07/01/11	Aaa	863,444
		TOTAL KENTUCKY				863,444

LOUISIANA - 2.06%
1,950,000		City of New Orleans LA, GO	5.500	12/01/21	Baa3	1,901,191
3,020,000		Desoto Parish LA	5.000	10/01/12	Baa3	2,993,635
500,000		St Tammany Parish LA	5.000	04/01/18	NR	523,535
		TOTAL LOUISIANA				5,418,361

MASSACHUSETTS - 0.87%
1,300,000		Commonwealth of Massachusetts, GO	5.000	10/01/27	Aa2	1,377,909
900,000		Massachusetts Housing Finance Agency	4.700	12/01/16	Aa3	902,448
		TOTAL MASSACHUSETTS				2,280,357

MICHIGAN - 6.22%
975,000		Ann Arbor School District, GO	5.000	05/01/15	Aa2	1,045,336
1,405,000		Caledonia Community Schools, GO	5.000	05/01/15	Aa3	1,506,357
2,130,000		Detroit City School District	6.000	05/01/21	Aa3	2,416,357
1,500,000	i	Detroit MI	5.500	07/01/32	A2	1,521,855
1,400,000		Detroit MI	5.000	07/01/14	Aaa	1,478,540
300,000		Forest Hills Public Schools, GO	5.000	05/01/15	Aaa	323,514

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Tax-Exempt Bond Fund II

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	RATING+	VALUE
$ 1,750,000	L'Anse Creuse Public Schools, GO	5.000%	05/01/15	Aaa	$1,887,165
1,130,000	Michigan Municipal Bond Authority	5.000	05/01/19	Aa3	1,161,188
460,000	New Haven Community Schools, GO	5.250	05/01/16	Aaa	504,772
1,325,000	State of Michigan	5.500	11/01/16	Aa3	1,477,428
225,000	State of Michigan	5.250	05/15/18	Aaa	247,347
1,395,000	State of Michigan	5.500	11/01/18	Aaa	1,564,255
1,150,000	Wayne County Airport Authority	5.000	12/01/17	A2	1,208,995
	TOTAL MICHIGAN				16,343,109

MINNESOTA - 0.41%
1,000,000	Minnesota Public Facilities Authority	5.000	03/01/16	Aaa	1,081,830
	TOTAL MINNESOTA				1,081,830

MISSISSIPPI - 2.94%
550,000	County of Lowndes Ms	6.800	04/01/22	Baa2	579,634
1,120,000	Harrison County Wasterwater Management
	District, ETM	5.000	02/01/15	Baa1	1,201,077
2,000,000	Mississippi Development Bank Special
	Obligation	5.000	07/01/17	NR	2,129,620
1,090,000	Mississippi Development Bank Special
	Obligation	5.000	11/01/17	Aa3	1,160,992
300,000	State of Mississippi, GO	5.000	12/01/13	Aa3	321,234
2,175,000	State of Mississippi, GO	5.000	12/01/17	Aa3	2,345,868
	TOTAL MISSISSIPPI				7,738,425

MISSOURI - 2.67%
1,965,000	City of Sikeston MO	5.000	06/01/22	A2	1,967,319
1,425,000	Missouri State Board of Public Buildings	5.000	10/01/16	Aa1	1,548,134
1,200,000	Missouri State Environmental Improvement &
	Energy Resources Authority	5.500	07/01/12	Aaa	1,300,380
2,040,000	St Louis Regional Convention & Sports
	Complex Authority	5.250	08/15/14	Aa3	2,195,387
	TOTAL MISSOURI				7,011,220

NEBRASKA - 1.13%
1,000,000	Central Plains Energy Project	5.000	12/01/15	Aa3	970,820
1,000,000	Central Plains Energy Project	5.250	12/01/18	Aa3	967,040
340,000	Nebraska Investment Finance Authority, AMT	5.900	09/01/24	NR	341,333
695,000	Nebraska Investment Finance Authority	5.950	09/01/31	NR	696,369
	TOTAL NEBRASKA				2,975,562

NEVADA - 0.19%
500,000	County of Clark NV	5.300	10/01/11	NR	500,600
	TOTAL NEVADA				500,600

NEW JERSEY - 4.60%
2,200,000	Garden State Preservation Trust	6.375	11/01/15	Aa3	2,548,568
25,000	Garden State Preservation Trust	5.125	11/01/18	Aaa	27,337
1,000,000	New Jersey Economic Development Authority	5.000	09/01/16	A1	1,064,690
690,000	New Jersey Economic Development Authority	5.375	06/15/14	A3	714,999
635,000	New Jersey Environmental Infrastructure Trust	5.250	09/01/21	Aaa	699,148

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Tax-Exempt Bond Fund II

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	RATING+	VALUE
$ 800,000	New Jersey State Turnpike Authority, ETM	5.700%	05/01/13	Aaa	$850,480
55,000	New Jersey State Turnpike Authority	6.500	01/01/16	A2	62,367
20,000	New Jersey State Turnpike Authority, ETM	6.500	01/01/16	A3	22,678
240,000	New Jersey State Turnpike Authority, ETM	6.500	01/01/16	A3	272,146
1,500,000	New Jersey Transportation Trust Fund Authority	5.250	12/15/19	A1	1,605,315
1,000,000	New Jersey Transportation Trust Fund Authority	5.250	12/15/20	A1	1,076,810
710,000	New Jersey Transportation Trust Fund Authority	5.500	12/15/17	A1	776,726
260,000	New Jersey Transportation Trust Fund Authority	5.500	12/15/15	Aa3	284,032
1,455,000	Newark Housing Authority	5.250	01/01/24	A2	1,547,320
350,000	State of New Jersey, GO	5.500	07/15/16	Aa3	390,086
120,000	Tobacco Settlement Financing Corp, ETM	6.375	06/01/32	Aaa	134,197
	TOTAL NEW JERSEY				12,076,899

NEW MEXICO - 0.70%
1,495,000	New Mexico Finance Authority	5.000	12/15/14	Aa2	1,614,495
205,000	New Mexico Mortgage Finance Authority, ETM	6.000	07/01/10	Aaa	218,132
	TOTAL NEW MEXICO				1,832,627

NEW YORK - 3.98%
70,000	Dutchess County Resource Recovery Agency,
	AMT	5.000	01/01/10	A2	70,818
310,000	East Rochester Housing Authority	4.200	08/15/17	NR	304,730
195,000	Lackawanna Housing Authority	5.000	09/01/16	NR	204,438
1,775,000	Long Island Power Authority	5.250	12/01/14	A3	1,912,829
710,000	New York State Dormitory Authority	4.150	08/15/17	NR	696,538
1,085,000	New York State Dormitory Authority	5.000	07/01/17	NR	1,121,521
1,000,000	New York State Dormitory Authority	5.000	01/15/16	A1	1,057,810
1,000,000	New York State Dormitory Authority	5.000	07/01/15	A1	1,068,030
700,000	New York State Dormitory Authority	5.000	02/01/18	Aa2	738,115
1,000,000	New York State Dormitory Authority	5.000	07/01/16	Ba2	991,560
370,000	New York State Environmental Facilities Corp	5.000	03/15/14	NR	396,855
200,000	New York State Environmental Facilities Corp	5.250	12/15/18	NR	221,718
330,000	New York State Thruway Authority	5.500	04/01/12	A1	352,836
1,150,000	Tobacco Settlement Financing Authority	5.500	06/01/16	A1	1,192,757
135,000	Westchester county Industrial Development
	Agency, AMT	5.500	07/01/09	Baa3	135,842
	TOTAL NEW YORK				10,466,397

NORTH CAROLINA - 0.38%
40,000	North Carolina Municipal Power Agency No 1
	Catawba	6.000	01/01/11	A2	42,349
915,000	Pitt County NC, ETM	5.250	12/01/21	Aaa	957,593
	TOTAL NORTH CAROLINA				999,942

OHIO - 3.95%
1,000,000	Buckeye Tobacco Settlement Financing
	Authority	5.000	06/01/15	Baa3	954,020
1,820,000	Cincinnati City School District, GO	5.000	12/01/16	Aa3	1,944,816

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Tax-Exempt Bond Fund II

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	RATING+	VALUE
$ 200,000	Dayton OH	6.050%	10/01/09	NR	$208,286
165,000	Medina County Library District, GO	5.250	12/01/19	Aa3	173,057
100,000	Ohio State Water Development Authority, ETM	6.000	12/01/16	Aaa	109,494
4,000,000	State of Ohio, AMT	4.950	09/01/20	NR	3,797,480
1,550,000	State of Ohio, GO	5.000	05/01/17	Aa1	1,675,023
1,400,000	State of Ohio, GO	5.000	06/15/14	Aa1	1,506,442
	TOTAL OHIO				10,368,618

OKLAHOMA - 0.20%
480,000	Grand River Dam Authority	5.500	06/01/13	Aa3	518,237
	TOTAL OKLAHOMA				518,237

OREGON - 0.17%
415,000	Oregon State Department of Administrative
	Services	5.000	04/01/13	Aaa	442,909
	TOTAL OREGON				442,909

PENNSYLVANIA - 7.00%
240,000	Allegheny County Hospital Development
	Authority	5.300	07/01/26	A2	256,925
1,580,000	Carbon County Hospital Authority	5.400	11/15/14	Aa3	1,649,125
2,060,000	Carbon County Industrial Development
	Authority, AMT	6.650	05/01/10	NR	2,106,474
150,000	City of Philadelphia PA, ETM	7.000	05/15/20	Aaa	176,560
900,000	City of Philadelphia PA	5.000	08/01/16	Aa3	951,390
400,000	City of Philadelphia PA	5.000	07/01/15	Aaa	431,788
1,105,000	City of Pittsburgh PA, GO	5.000	09/01/13	Aaa	1,183,676
545,000	Commonwealth of Pennsylvania, GO	5.000	01/01/16	Aa2	587,673
2,075,000	Delaware Valley Regional Financial Authority	5.500	07/01/12	Aa2	2,203,007
285,000	Pennsylvania Economic Development Financing
	Authority	5.250	12/01/16	NR	258,224
1,030,000	Pennsylvania Economic Development Financing
	Authority, AMT	6.000	11/01/09	A2	1,062,661
1,255,000	Pennsylvania Economic Development Financing
	Authority, AMT	6.500	11/01/16	A2	1,311,500
115,000	Pennsylvania Economic Development Financing
	Authority, AMT	6.000	11/01/11	A2	120,885
280,000	Pennsylvania Economic Development Financing
	Authority, AMT	6.250	11/01/31	A2	281,008
235,000	Pennsylvania Economic Development Financing
	Authority, AMT	6.375	11/01/41	A2	236,039
500,000	Philadelphia Authority for Industrial
	Development	4.250	09/01/19	NR	445,655
2,000,000	Philadelphia School District, GO	5.000	06/01/24	Aaa	2,124,400
1,600,000	Pittsburgh Urban Redevelopment Authority,
	ETM	6.000	09/01/16	Aaa	1,816,640
1,100,000	Pittsburgh Urban Redevelopment Authority	6.500	09/01/13	Baa3	1,189,364
	TOTAL PENNSYLVANIA				18,392,994

PUERTO RICO - 6.97%
560,000	Commonwealth of Puerto Rico, GO	5.000	07/01/13	Baa3	569,643

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Tax-Exempt Bond Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 1,200,000		Commonwealth of Puerto Rico, GO	5.250%	07/01/12	Baa3	$1,234,776
1,000,000		Commonwealth of Puerto Rico, GO	5.250	07/01/16	Baa3	1,031,590
2,015,000		Commonwealth of Puerto Rico, GO	5.500	07/01/15	Baa3	2,107,710
1,250,000		Government Development Bank for Puerto Rico	5.000	12/01/16	Baa3	1,274,012
2,000,000		Puerto Rico Highway & Transportation
		Authority	5.250	07/01/22	Aaa	2,141,600
2,300,000		Puerto Rico Highway & Transportation
		Authority	5.000	07/01/14	Baa3	2,344,091
2,670,000	i	Puerto Rico Public Buildings Authority	5.000	07/01/28	Baa3	2,657,585
5,000		Puerto Rico Public Buildings Authority, ETM	5.500	07/01/13	Baa3	5,447
995,000		Puerto Rico Public Buildings Authority	5.500	07/01/13	Baa3	1,034,103
500,000	i	Puerto Rico Public Finance Corp	5.250	08/01/31	Ba1	501,595
3,405,000	i	Puerto Rico Public Finance Corp	5.750	08/01/27	Ba1	3,428,835
		TOTAL PUERTO RICO				18,330,987

RHODE ISLAND - 1.16%
400,000		Providence Housing Authority	5.000	09/01/17	Aa3	422,236
420,000		Providence Housing Authority	5.000	09/01/18	Aa3	440,093
1,015,000		Rhode Island State & Providence Plantations,
		COP	5.250	10/01/14	A1	1,101,945
1,000,000		Rhode Island State & Providence Plantations,
		COP	5.000	10/01/16	Aaa	1,082,720
		TOTAL RHODE ISLAND				3,046,994

SOUTH CAROLINA - 0.75%
385,000		County of Greenville SC, COP	5.000	04/01/17	Aa3	392,338
150,000		Georgetown County SC	5.700	04/01/14	Baa3	151,888
1,320,000		Scago Educational Facilities Corp for Colleton
		School District	5.000	12/01/16	Aaa	1,420,280
		TOTAL SOUTH CAROLINA				1,964,506

SOUTH DAKOTA - 0.65%
1,000,000		Sioux Falls SD	6.750	11/15/33	NR	1,132,660
500,000		State of South Dakota	6.700	09/01/17	Aaa	583,535
		TOTAL SOUTH DAKOTA				1,716,195

TENNESSEE - 2.26%
100,000		Clarksville Natural Gas Acquisition Corp	5.000	12/15/16	A2	93,998
990,000		Memphis-Shelby County Airport Authority	5.000	09/01/09	Baa2	1,002,761
105,000		Shelby County Health Educational & Housing
		Facilities Board, EMT	5.500	08/15/19	A2	116,789
300,000		Tennessee Energy Acquisition Corp	5.000	09/01/11	Aa3	302,508
4,500,000		Tennessee Energy Acquisition Corp	5.000	09/01/16	Aa3	4,434,570
		TOTAL TENNESSEE				5,950,626

TEXAS - 13.07%
3,000,000		Alliance Airport Authority, AMT	4.850	04/01/21	Baa2	2,688,330
1,170,000		Bexar Metropolitan Water District	5.000	05/01/17	A3	1,214,752
4,265,000		Brazos River Authority	4.900	10/01/15	A2	4,327,013
350,000	i	Brazos River Authority	5.125	05/01/19	Aa3	357,210
785,000		Brazos River Authority	5.125	05/01/19	Aa3	801,171
740,000		Brazos River Authority	5.125	11/01/20	Aa3	757,190

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Tax-Exempt Bond Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 160,000	i	Brazos River Authority	5.375%	04/01/19	Ba1	$153,493
10,000	i	Brazos River Authority	5.750	05/01/36	Caa1	9,405
180,000	i	Brazos River Authority, AMT	6.300	07/01/32	Caa1	143,100
80,000		Brazos River Authority, AMT	7.700	04/01/33	Caa1	75,054
400,000		Charterwood Municipal Utility District	5.950	05/01/12	NR	401,100
405,000		City of Corpus Christi TX	5.000	07/15/15	Aa3	432,167
260,000		City of Houston TX, ETM	5.800	07/01/10	Aaa	266,978
1,000,000		County of Fort Bend TX, GO	5.000	03/01/16	Aa2	1,070,140
1,500,000		County of Harris TX	5.000	08/15/16	A1	1,607,325
500,000		Guadalupe-Blanco River Authority	5.250	04/15/19	A1	526,265
35,000		Harris County Flood Control District, GO	5.000	10/01/14	Aa1	37,615
2,000,000		Harris County Flood Control District, GO	5.250	10/01/18	Aa1	2,190,700
1,895,000		Humble Independent School District, GO	5.000	02/15/18	Aaa	2,030,890
1,205,000		Lower Colorado River Authority	5.000	05/15/17	A1	1,248,585
1,185,000		Lower Colorado River Authority, ETM	6.000	01/01/17	Aa3	1,359,776
145,000		North Central Texas Health Facility
		Development Corp, ETM	5.500	06/01/21	Aaa	160,216
1,000,000		SA Energy Acquisition Public Facility Corp	5.250	08/01/16	Aa3	992,820
500,000		SA Energy Acquisition Public Facility Corp	5.250	08/01/18	Aa3	491,920
2,000,000		SA Energy Acquisition Public Facility Corp	5.500	08/01/19	Aa3	1,998,260
75,000	i	Sabine River Authority	5.500	05/01/22	Caa1	70,415
1,145,000	i	Sabine River Authority	5.800	07/01/22	Caa1	946,079
1,845,000		Sabine River Authority	6.150	08/01/22	Caa1	1,577,659
2,760,000		State of Texas, AMT, GO, AMT	5.000	08/01/18	Aa1	2,805,788
2,500,000		Texas Municipal Gas Acquisition & Supply
		Corp I	5.250	12/15/17	A1	2,373,850
1,155,000		Texas Public Building Authority	7.125	08/01/11	Aa2	1,227,511
		TOTAL TEXAS				34,342,777

VERMONT - 0.65%
1,695,000		Vermont Housing Finance Agency, AMT	5.500	11/01/21	Aaa	1,695,695
		TOTAL VERMONT				1,695,695

VIRGIN ISLANDS - 0.40%
1,000,000		Virgin Islands Public Finance Authority	5.250	10/01/17	Aaa	1,058,210
		TOTAL VIRGIN ISLANDS				1,058,210

VIRGINIA - 0.47%
150,000		Tobacco Settlement Financing Corp	5.500	06/01/26	Aaa	162,343
1,000,000		Virginia College Building Authority	5.000	09/01/14	Aa1	1,079,560
		TOTAL VIRGINIA				1,241,903

WASHINGTON - 2.01%
75,000		Cowlitz County Public Utility District No 1,
		ETM	5.000	09/01/11	Aa3	79,279
125,000		Cowlitz County Public Utility District No 1	5.000	09/01/11	Aa3	131,209
3,275,000		Port of Seattle WA	5.500	09/01/17	A1	3,598,406
690,000		Port of Seattle WA	5.000	03/01/15	Aa3	737,030
700,000		Washington Economic Development Finance
		Authority	5.000	06/01/16	Aa2	749,497
		TOTAL WASHINGTON				5,295,421

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Tax-Exempt Bond Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
WISCONSIN - 0.03%
$ 70,000		State of Wisconsin	6.875%	06/01/11	Aa1	$74,768
		TOTAL WISCONSIN				74,768

		TOTAL LONG-TERM MUNICIPAL BONDS				258,965,111
		(Cost $262,837,235)

SHORT -TERM MUNICIPAL BONDS - 0.20%
NEW JERSEY - 0.20%
525,000	z	Union County Pollution Control Financing
		Authority	2.500	07/01/33	Aaa	525,000
		TOTAL NEW YORK				525,000

		TOTAL SHORT-TERM MUNICIPAL BONDS				525,000
		(Cost $525,000)

		TOTAL PORTFOLIO - 98.73%				259,490,111
		(Cost $263,362,235)

		OTHER ASSETS AND LIABILITIES, NET - 1.27%				3,341,716

		NET ASSETS - 100.00%				$262,831,827

		The following abbreviations are used in portfolio descriptions:
		AMT - Alternative Minimum Tax
		COP - Certificate of Participation
		ETM - Escrowed to Maturity
		GO - General Obligation
		NR - Not Rated

	i	Floating rate or variable rate securities reflects the rate in effect as of June 30, 2008.

	z	Variable rate demand note (VRDN)

		At June 30, 2008, the unrealized depreciation on investments was $3,872,124, consisting of gross unrealized appreciation of $1,439,950 and gross unrealized depreciation of $5,312,074.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Inflation-Linked Bond Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
INFLATION-LINKED BOND FUND
STATEMENT OF INVESTMENTS (unaudited)
June 30, 2008
				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE

GOVERNMENT BONDS - 98.90%
U.S. TREASURY SECURITIES - 98.90%
$ 18,025,450	k	United States Treasury Inflation Indexed Bonds	4.250%	01/15/10	$19,332,296
42,186,093	k	United States Treasury Inflation Indexed Bonds	0.875	04/15/10	42,914,478
18,214,602	k	United States Treasury Inflation Indexed Bonds	3.500	01/15/11	19,828,306
26,143,315	k	United States Treasury Inflation Indexed Bonds	2.375	04/15/11	27,701,692
9,973,069	k	United States Treasury Inflation Indexed Bonds	3.375	01/15/12	11,009,331
20,533,736	k	United States Treasury Inflation Indexed Bonds	2.000	04/15/12	21,663,091
34,504,576	k	United States Treasury Inflation Indexed Bonds	3.000	07/15/12	37,893,030
11,228,458	k	United States Treasury Inflation Indexed Bonds	0.625	04/15/13	11,187,227
32,293,305	k	United States Treasury Inflation Indexed Bonds	1.875	07/15/13	34,140,095
32,994,440	k	United States Treasury Inflation Indexed Bonds	2.000	01/15/14	35,028,250
30,354,681	k	United States Treasury Inflation Indexed Bonds	2.000	07/15/14	32,235,245
29,804,849	k	United States Treasury Inflation Indexed Bonds	1.625	01/15/15	30,754,415
25,893,724	k	United States Treasury Inflation Indexed Bonds	1.875	07/15/15	27,113,552
25,598,063	k	United States Treasury Inflation Indexed Bonds	2.000	01/15/16	26,961,954
24,987,402	k	United States Treasury Inflation Indexed Bonds	2.500	07/15/16	27,302,635
22,818,482	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/17	24,699,227
20,104,220	k	United States Treasury Inflation Indexed Bonds	2.625	07/15/17	22,205,734
19,991,790	k	United States Treasury Inflation Indexed Bonds	1.625	01/15/18	20,308,840
39,515,801	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/25	41,442,198
25,457,343	k	United States Treasury Inflation Indexed Bonds	2.000	01/15/26	25,240,549
21,008,979	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/27	22,024,952
11,303,050	k	United States Treasury Inflation Indexed Bonds	1.750	01/15/28	10,753,790
26,505,563	k	United States Treasury Inflation Indexed Bonds	3.625	04/15/28	33,076,055
30,278,202	k	United States Treasury Inflation Indexed Bonds	3.875	04/15/29	39,345,101
8,010,398	k	United States Treasury Inflation Indexed Bonds	3.375	04/15/32	10,079,957
		TOTAL U.S. TREASURY SECURITIES			654,242,000

		TOTAL GOVERNMENT BONDS			654,242,000
		(Cost $630,021,698)

SHORT-TERM INVESTMENTS - 0.37%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.37%
2,450,000		Federal Home Loan Bank (FHLB)		07/01/08	2,450,000
		TOTAL SHORT-TERM INVESTMENTS			2,450,000
		(Cost $2,450,000)

		TOTAL PORTFOLIO - 99.27%			656,692,000
		(Cost $632,471,698)

		OTHER ASSETS & LIABILITIES, NET - 0.73%			4,844,407

		NET ASSETS - 100.00%			$661,536,407

		The following abbreviations are used in portfolio descriptions:
		LLC Limited Liability Company
		PLC Public Limited Company

	k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the
		Consumer Price Index.

		At June 30, 2008, the unrealized appreciation on investments was $24,220,302 consisting of
		gross unrealized appreciation of $24,926,822 and gross unrealized depreciation of $706,520.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Money Market Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
MONEY MARKET FUND
STATEMENT OF INVESTMENTS (unaudited)
June 30, 2008

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
SHORT-TERM INVESTMENTS - 100.16%

BANK ACCEPTANCES - 2.52%
$ 2,263,000	JPMorgan Chase Bank NA	0.000%	08/18/08	$2,255,698
10,000,000	JPMorgan Chase Bank NA	0.000	09/04/08	9,957,569
1,542,000	JPMorgan Chase Bank NA	0.000	10/06/08	1,531,197
4,463,000	JPMorgan Chase Bank NA	0.000	07/07/08	4,460,324
1,246,000	JPMorgan Chase Bank NA	0.000	07/14/08	1,244,974
1,211,000	JPMorgan Chase Bank NA	0.000	07/17/08	1,209,789
1,926,000	JPMorgan Chase Bank NA	0.000	07/28/08	1,922,721
1,216,000	JPMorgan Chase Bank NA	0.000	09/03/08	1,211,244
10,000,000	Wachovia Bank NA	0.000	07/08/08	9,995,528
4,500,000	Wachovia Bank NA	0.000	10/21/08	4,467,520
	TOTAL BANK ACCEPTANCES			38,256,564

BANK NOTES - 0.66%
10,000,000	Wells Fargo Bank NA	2.470	08/14/08	10,000,000
	TOTAL BANK NOTES			10,000,000

CERTIFICATES OF DEPOSIT - 13.23%
10,000,000	Abbey National Treasury	2.550	09/15/08	10,000,419
10,000,000	Abbey National Treasury	2.600	08/11/08	10,000,226
5,000,000	American Express Bank FSB	2.820	09/30/08	5,000,251
15,000,000	American Express Bank FSB	2.690	08/21/08	15,000,422
4,700,000	American Express Bank FSB	2.900	07/21/08	4,700,052
9,000,000	American Express Bank FSB	4.080	07/14/08	9,000,063
5,000,000	American Express Centurion Bank	2.720	08/27/08	5,000,157
5,000,000	American Express Centurion Bank	2.640	08/28/08	5,000,160
5,000,000	Banco Bilbao Vizcaya Argentaria S.A.	2.945	07/23/08	5,000,015
10,000,000	Bank of Montreal	2.800	09/24/08	10,000,469
10,000,000	Bank of Nova Scotia	2.550	08/13/08	10,000,000
10,000,000	Bank of Nova Scotia	2.570	09/18/08	10,000,000
5,000,000	Calyon	2.590	09/05/08	5,000,182
5,000,000	Calyon	2.760	09/25/08	5,000,237
10,000,000	Deutsche Bank AG.	2.720	07/31/08	10,000,000
5,000,000	Dexia Credit Local S.A.	2.640	09/02/08	5,000,174
5,000,000	Dexia Credit Local S.A.	2.655	08/26/08	5,000,116
5,000,000	Lloyds Bank plc	2.720	10/02/08	5,000,270
10,000,000	Rabobank USA Financial Corp	2.680	09/18/08	10,000,000
10,000,000	Royal Bank of Canada	2.720	09/23/08	10,000,463
2,700,000	Royal Bank of Canada	5.290	02/02/09	2,742,619
4,000,000	Societe Generale North America, Inc	2.850	07/01/08	4,000,000
2,080,000	Societe Generale North America, Inc	2.920	07/28/08	2,080,000
10,000,000	Toronto Dominion Bank	2.500	08/14/08	10,000,000
5,000,000	Toronto Dominion Bank	2.650	07/28/08	5,000,000
10,000,000	Toronto Dominion Bank	2.650	08/05/08	10,000,000
5,000,000	Toronto Dominion Bank	2.670	10/09/08	4,998,751
3,000,000	Toronto Dominion Bank	2.720	10/20/08	3,000,000

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Money Market Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$ 5,000,000	Toronto Dominion Bank	2.950%	08/27/08	$5,000,000
	TOTAL CERTIFICATES OF DEPOSIT			200,525,046

COMMERCIAL PAPER - 63.71%
3,500,000	Abbey National LLC		09/15/08	3,480,493
10,000,000	Abbey National LLC		10/31/08	9,904,772
8,000,000	American Honda Finance Corp		08/26/08	7,971,129
10,000,000	American Honda Finance Corp		09/04/08	9,957,208
10,000,000	American Honda Finance Corp		07/02/08	9,999,408
7,000,000	American Honda Finance Corp		07/14/08	6,994,793
8,000,000	American Honda Finance Corp		08/08/08	7,982,267
6,786,000	American Honda Finance Corp		08/14/08	6,767,753
2,378,000	Bank of America Corp		07/07/08	2,377,088
7,000,000	Bank of America Corp		07/24/08	6,987,433
7,000,000	Bank of America Corp		08/01/08	6,982,489
2,000,000	Bank of America Corp		08/11/08	1,994,169
12,907,000	Bank of America Corp		08/26/08	12,855,599
8,000,000	Bank of America Corp		09/09/08	7,958,109
5,000,000	Bank of Nova Scotia		08/28/08	4,979,700
10,000,000	Bank of Nova Scotia		10/03/08	9,928,456
2,000,000	Bank of Nova Scotia		11/13/08	1,979,375
3,000,000	Bank of Scotland plc		07/07/08	2,998,700
1,750,000	Bank of Scotland plc		07/11/08	1,748,736
5,900,000	Bank of Scotland plc		07/14/08	5,894,524
3,800,000	Bank of Scotland plc		08/06/08	3,789,930
4,400,000	Barclays U.S. Funding LLC		09/29/08	4,368,595
5,000,000	Barclays U.S. Funding LLC		10/06/08	4,963,288
5,000,000	Barclays U.S. Funding LLC		11/18/08	4,941,667
3,300,000	Cafco LLC		07/23/08	3,294,515
2,930,000	Calyon North America, Inc		09/10/08	2,914,744
5,000,000	Canadian Imperial Holding, Inc		09/19/08	4,968,556
3,000,000	Canadian Wheat Board		07/11/08	2,998,208
3,625,000	Caterpillar Financial Services Corp		07/24/08	3,619,951
8,000,000	Ciesco LLC		07/03/08	7,998,876
2,500,000	Ciesco LLC		07/16/08	2,497,167
3,700,000	Ciesco LLC		07/18/08	3,695,300
3,000,000	Ciesco LLC		07/29/08	2,993,817
5,000,000	Citigroup Funding, Inc		08/11/08	4,985,650
5,000,000	Citigroup Funding, Inc		08/14/08	4,985,028
7,000,000	Citigroup Funding, Inc		07/15/08	6,993,031
10,000,000	Citigroup Funding, Inc		07/18/08	9,986,778
5,000,000	Citigroup Funding, Inc		07/23/08	4,992,514
12,000,000	Citigroup Funding, Inc		08/20/08	11,956,667
5,000,000	Coca-Cola Co		07/09/08	4,997,600
5,000,000	Danske Corp		07/11/08	4,996,319
5,000,000	Danske Corp		07/15/08	4,995,236
8,485,000	Danske Corp		07/21/08	8,473,072
5,795,000	Danske Corp		07/22/08	5,785,129
1,000,000	Danske Corp		08/04/08	997,601
5,000,000	Dexia Delaware LLC		07/18/08	4,993,413
2,200,000	Dexia Delaware LLC		08/06/08	2,194,082
13,420,000	Dexia Delaware LLC		08/12/08	13,378,316
4,260,000	Dexia Delaware LLC		09/25/08	4,231,505

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Money Market Fund

		MATURITY
PRINCIPAL	ISSUER	DATE	VALUE
$ 5,000,000	Edison Asset Securitization LLC	09/25/08	$4,968,467
8,000,000	Edison Asset Securitization LLC	07/15/08	7,991,289
8,000,000	Edison Asset Securitization LLC	07/29/08	7,982,391
1,868,000	Edison Asset Securitization LLC	08/06/08	1,862,826
3,775,000	Edison Asset Securitization LLC	10/15/08	3,745,878
13,000,000	General Electric Capital Corp	07/02/08	12,998,996
8,000,000	General Electric Capital Corp	07/16/08	7,991,767
2,851,000	General Electric Capital Corp	09/11/08	2,836,346
5,595,000	General Electric Capital Corp	10/21/08	5,549,395
5,000,000	General Electric Capital Corp	10/27/08	4,957,881
5,000,000	General Electric Capital Corp	10/30/08	4,956,978
10,000,000	General Electric Co	09/02/08	9,958,350
8,000,000	Govco LLC	07/08/08	7,995,613
2,481,000	Govco LLC	07/22/08	2,476,731
750,000	Govco LLC	08/25/08	746,986
4,485,000	Govco LLC	09/05/08	4,463,622
3,000,000	Govco LLC	09/08/08	2,984,475
10,000,000	Govco LLC	09/25/08	9,934,783
6,500,000	Govco LLC	11/17/08	6,430,983
5,000,000	Govco LLC	12/11/08	4,930,951
10,000,000	Govco LLC	12/17/08	9,856,819
10,000,000	HSBC Finance Corp	09/03/08	9,955,200
6,000,000	HSBC Finance Corp	09/08/08	5,971,250
8,000,000	HSBC Finance Corp	07/07/08	7,996,667
5,500,000	HSBC Finance Corp	07/09/08	5,496,944
10,000,000	HSBC Finance Corp	07/10/08	9,993,625
5,000,000	HSBC Finance Corp	09/16/08	4,973,264
10,000,000	ING US Funding LLC	07/01/08	10,000,000
10,000,000	ING US Funding LLC	07/17/08	9,988,289
1,280,000	ING US Funding LLC	07/28/08	1,277,293
2,450,000	ING US Funding LLC	08/14/08	2,442,274
2,000,000	JPMorgan Chase & Co	07/03/08	1,999,697
10,000,000	JPMorgan Chase & Co	07/21/08	9,985,556
6,000,000	JPMorgan Chase & Co	07/24/08	5,990,033
2,000,000	JPMorgan Chase & Co	08/04/08	1,995,278
1,000,000	JPMorgan Chase & Co	08/05/08	997,521
3,000,000	JPMorgan Chase & Co	08/18/08	2,988,600
4,620,000	JPMorgan Chase & Co	08/25/08	4,603,413
5,000,000	Kitty Hawk Funding Corp	07/17/08	4,993,933
1,420,000	Kitty Hawk Funding Corp	07/24/08	1,417,641
2,225,000	Kitty Hawk Funding Corp	08/13/08	2,217,692
5,000,000	Kitty Hawk Funding Corp	09/09/08	4,973,556
5,000,000	Kitty Hawk Funding Corp	10/02/08	4,963,575
2,500,000	Lloyds Bank plc	08/04/08	2,493,932
1,000,000	Lloyds Bank plc	07/23/08	998,381
5,000,000	Lloyds Bank plc	08/21/08	4,981,867
7,000,000	Lloyds Bank plc	10/17/08	6,946,450
5,000,000	Nestle Capital Corp	07/08/08	4,997,910
1,000,000	Nestle Capital Corp	03/10/09	983,270
8,000,000	Nestle Capital Corp	03/12/09	7,866,227
2,000,000	Nestle Capital Corp	07/07/08	1,999,283
15,985,000	Nestle Capital Corp	07/16/08	15,970,856
4,300,000	Nestle Capital Corp	08/07/08	4,290,760

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Money Market Fund

		MATURITY
PRINCIPAL	ISSUER	DATE	VALUE
$ 4,440,000	Paccar Financial Corp	07/09/08	$4,437,938
2,105,000	Paccar Financial Corp	07/11/08	2,103,778
5,000,000	Paccar Financial Corp	07/14/08	4,996,226
2,965,000	Paccar Financial Corp	08/08/08	2,958,678
4,520,000	Park Avenue Rec Corp	07/01/08	4,520,000
1,050,000	Pfizer, Inc	08/06/08	1,047,879
5,000,000	Pfizer, Inc	08/25/08	4,980,597
4,520,000	Pfizer, Inc	08/28/08	4,501,430
5,000,000	Private Export Funding Corp	07/01/08	5,000,000
3,000,000	Private Export Funding Corp	07/03/08	2,999,558
5,000,000	Private Export Funding Corp	07/22/08	4,993,613
3,160,000	Private Export Funding Corp	09/03/08	3,148,484
2,000,000	Private Export Funding Corp	09/04/08	1,992,019
10,000,000	Private Export Funding Corp	10/07/08	9,939,022
5,000,000	Procter & Gamble International	08/05/08	4,989,354
5,000,000	Procter & Gamble International	08/12/08	4,986,992
5,815,000	Procter & Gamble International	08/27/08	5,794,560
1,000,000	Rabobank USA Financial Corp	07/07/08	999,588
5,000,000	Rabobank USA Financial Corp	08/12/08	4,985,475
5,000,000	Rabobank USA Financial Corp	09/15/08	4,973,611
4,000,000	Rabobank USA Financial Corp	09/30/08	3,973,104
4,500,000	Rabobank USA Financial Corp	08/08/08	4,488,149
9,000,000	Ranger Funding Co LLC	07/10/08	8,993,588
4,368,000	Ranger Funding Co LLC	07/14/08	4,363,818
5,000,000	Ranger Funding Co LLC	07/23/08	4,992,269
1,722,000	Ranger Funding Co LLC	07/25/08	1,718,671
10,000,000	Ranger Funding Co LLC	08/19/08	9,964,135
5,000,000	Ranger Funding Co LLC	08/20/08	4,981,736
5,000,000	Ranger Funding Co LLC	09/08/08	4,973,838
5,000,000	Ranger Funding Co LLC	09/17/08	4,970,858
5,000,000	Ranger Funding Co LLC	09/24/08	4,967,535
5,400,000	Royal Bank of Canada	09/03/08	5,375,424
5,455,000	Royal Bank of Canada	09/05/08	5,429,448
5,700,000	Royal Bank of Scotland	07/09/08	5,696,631
4,325,000	Societe Generale North America, Inc	07/28/08	4,316,728
4,000,000	Societe Generale North America, Inc	08/04/08	3,989,233
1,100,000	Societe Generale North America, Inc	08/06/08	1,096,975
6,500,000	Svensk Exportkredit AB	07/22/08	6,491,914
5,000,000	Svensk Exportkredit AB	08/21/08	4,984,417
11,200,000	Svensk Exportkredit AB	08/22/08	11,164,894
5,000,000	Svensk Exportkredit AB	07/21/08	4,993,833
5,000,000	Svensk Exportkredit AB	09/29/08	4,970,250
5,000,000	Svensk Exportkredit AB	10/30/08	4,958,322
5,000,000	Toronto Dominion Holding	08/15/08	4,983,875
5,000,000	Toronto Dominion Holding	10/02/08	4,965,835
5,000,000	Toronto Dominion Holding	11/06/08	4,951,467
10,000,000	Toyota Motor Credit Corp	09/26/08	9,938,375
5,000,000	Toyota Motor Credit Corp	10/22/08	4,957,625
5,000,000	Toyota Motor Credit Corp	07/15/08	4,995,625
4,800,000	Toyota Motor Credit Corp	08/04/08	4,789,573
9,000,000	Toyota Motor Credit Corp	08/29/08	8,966,813
5,000,000	Toyota Motor Credit Corp	10/28/08	4,958,185
10,000,000	Toyota Motor Credit Corp	10/29/08	9,916,333

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Money Market Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$ 1,000,000	UBS Finance (Delaware) LLC		08/22/08	$994,511
3,075,000	Unilever Capital Corp		07/03/08	3,074,638
5,820,000	Unilever Capital Corp		07/17/08	5,814,309
5,250,000	Unilever Capital Corp		10/01/08	5,215,788
5,000,000	Unilever Capital Corp		10/20/08	4,958,992
4,000,000	Unilever Capital Corp		10/27/08	3,966,304
5,000,000	Unilever Capital Corp		12/01/08	4,945,813
3,000,000	Variable Funding Capital Corp		07/25/08	2,994,300
7,000,000	Wells Fargo & Co		07/08/08	6,997,087
6,640,000	Wells Fargo & Co		07/09/08	6,636,916
10,000,000	Wells Fargo & Co		07/22/08	9,987,808
6,000,000	Wells Fargo & Co		07/25/08	5,991,640
5,000,000	Wells Fargo & Co		08/12/08	4,986,583
10,000,000	Wells Fargo & Co		08/13/08	9,972,528
4,000,000	Yorktown Capital LLC		07/02/08	3,999,713
1,650,000	Yorktown Capital LLC		07/03/08	1,649,753
1,078,000	Yorktown Capital LLC		07/07/08	1,077,515
3,000,000	Yorktown Capital LLC		07/14/08	2,997,162
10,000,000	Yorktown Capital LLC		07/21/08	9,985,111
3,000,000	Yorktown Capital LLC		08/07/08	2,991,675
7,407,000	Yorktown Capital LLC		08/19/08	7,380,799
2,040,000	Yorktown Capital LLC		09/05/08	2,030,276
1,058,000	Yorktown Capital LLC		09/08/08	1,052,667
5,606,000	Yorktown Capital LLC		09/11/08	5,574,831
1,951,000	Yorktown Capital LLC		09/16/08	1,940,025
5,000,000	Yorktown Capital LLC		09/19/08	4,970,111
	TOTAL COMMERCIAL PAPER			965,915,653

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 16.81%
245,000	Federal Home Loan Bank (FHLB)		07/23/08	244,667
2,100,000	FHLB		10/15/08	2,084,851
5,000,000	FHLB		12/03/08	4,945,750
10,000,000	FHLB	2.550%	09/12/08	10,008,094
519,000	FHLB		08/01/08	517,771
3,460,000	FHLB		08/13/08	3,450,187
5,000,000	FHLB		08/15/08	4,985,813
5,000,000	FHLB		08/27/08	4,981,396
1,000,000	FHLB		09/02/08	995,888
5,000,000	FHLB		09/05/08	4,978,183
450,000	FHLB		09/10/08	447,840
5,180,000	FHLB		09/12/08	5,155,211
3,537,000	FHLB		09/26/08	3,516,314
2,575,000	FHLB		10/24/08	2,554,650
2,995,000	FHLB		11/07/08	2,967,955
5,800,000	FHLB	5.250	01/16/09	5,877,157
41,115,000	Federal Home Loan Mortgage Corp (FHLMC)		09/22/08	40,911,195
10,000,000	FHLMC		09/29/08	9,939,500
8,215,000	FHLMC		07/07/08	8,212,138
10,000,000	FHLMC		07/11/08	9,994,167
559,000	FHLMC		07/21/08	558,152
5,030,000	FHLMC		07/25/08	5,023,796
1,370,000	FHLMC		07/28/08	1,367,883
10,000,000	FHLMC		08/06/08	9,979,400

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Money Market Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$ 5,000,000		FHLMC		08/07/08	$4,989,619
3,373,000		FHLMC		08/11/08	3,365,010
5,000,000		FHLMC		08/15/08	4,986,719
5,000,000		FHLMC		08/22/08	4,985,014
3,843,000		FHLMC		09/19/08	3,825,280
2,230,000		FHLMC		09/25/08	2,218,706
3,228,000		FHLMC		11/05/08	3,201,927
1,540,000		FHLMC		11/10/08	1,529,384
10,000,000		Federal National Mortgage Association (FNMA)		08/18/08	9,973,067
4,410,000		FNMA		09/17/08	4,386,810
3,290,000		FNMA		09/30/08	3,271,454
5,685,000		FNMA		10/06/08	5,648,543
2,440,000		FNMA		12/10/08	2,412,407
6,000,000		FNMA		07/25/08	5,991,160
10,000,000		FNMA		07/30/08	9,983,889
750,000		FNMA		07/31/08	748,713
6,860,000		FNMA		08/01/08	6,848,625
1,077,000		FNMA		08/27/08	1,073,436
5,000,000		FNMA		08/28/08	4,981,714
479,000		FNMA		08/29/08	477,014
7,595,000		FNMA		09/02/08	7,566,823
2,965,000		FNMA		10/08/08	2,945,349
15,140,000		FNMA		10/22/08	15,024,044
550,000		FNMA		11/05/08	544,955
100,000		FNMA		11/21/08	98,968
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES			254,776,588

VARIABLE NOTES - 3.23% ( i )
10,000,000	i	American Express Centurion Bank	2.709%	10/14/08	10,000,000
5,000,000	i	Bank of Scotland plc	2.655	11/12/08	5,000,000
5,000,000	i	Deutsche Bank AG.	2.240	11/03/08	5,000,000
10,000,000	i	Federal Farm Credit Bank (FFCB)	2.090	03/12/09	10,000,000
5,000,000	i	Federal Home Loan Bank (FHLB)	2.070	11/20/08	5,000,000
5,000,000	i	Toyota Motor Credit Corp	2.410	07/10/09	5,000,000
9,000,000	i	Wachovia Bank NA	2.990	11/25/08	9,000,000
		TOTAL VARIABLE NOTES			49,000,000

		TOTAL SHORT-TERM INVESTMENTS			1,518,473,851
		(Cost $1,518,473,851)

		TOTAL PORTFOLIO - 100.16%			1,518,473,851
		(Cost $1,518,473,851)

		OTHER ASSETS & LIABILITIES, NET - (0.16%)			(2,379,334)

		NET ASSETS - 100.00%			$1,516,094,517

		The following abbreviations are used in portfolio descriptions:
		LLC - Limited Liability Company
		plc - Public Limited Company

	i	Floating rate or variable rate securities reflects the rate at June 30, 2008.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS – Notes to Statements of Investments (unaudited)

NOTES TO STATEMENTS OF INVESTMENTS (unaudited)

Note 1—organization and significant accounting policies

TIAA-CREF Institutional Mutual Funds (the “Funds” or individually, the “Fund”) is a Delaware statutory trust that was organized on April 15, 1999 and is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940 as an open end investment company. The Funds currently consist of forty-two series. Ten Funds, known as the TIAA-CREF Lifecycle Funds, are presented in a separate shareholder report. The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPI”), which is a wholly-owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). TPIS is registered with the Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority (“FINRA”), formerly, National Association of Securities Dealers. Teachers Advisors Inc. (“Advisors”), a wholly-owned indirect subsidiary of TIAA, which is registered with the Commission as an investment adviser, provides investment management services for the Funds. The Funds offer up to three share classes, although any one Fund may not necessarily offer all three classes. The Funds may offer Institutional, Retirement and Retail classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

Valuation of investments: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. Debt securities will generally be valued using prices provided by a pricing service which may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Money market instruments (other than those in the Money Market Fund), with maturities of one year or less, are valued in the same manner as debt securities or derived from a pricing matrix that has various types of money market instruments along one axis and various maturities along the other. For the Money Market Fund, all of its investments are valued using the amortized cost. Investments in registered investment companies are valued at net asset value on the valuation date. Net asset value of underlying funds is calculated as of the close of business of the New York Stock Exchange (generally 4:00 pm Eastern Time). Foreign investments are valued at the closing values of such securities as of the date of valuation under the generally accepted valuation method in the country where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net assets are calculated, such securities may be valued at fair value in accordance with procedures approved by the Board of Trustees. Stock and bond index futures and options, which are traded on commodities exchanges, are valued at the last sales price as of the close of such commodities exchanges.

Portfolio securities for which market quotations are not readily available are valued at fair value, as determined in good faith using procedures approved by the Board of Trustees.

Accounting for investments and investment income: Securities transactions and investments in underlying funds are accounted for as of the trade date. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, as soon thereafter as the Funds are informed of the ex-dividend date. Dividends and distributions from underlying funds are recorded on the ex-dividend date. Realized gains and losses on securities transactions are based upon the specific identification method.

Distributions received from Real Estate Investment Trusts (“REITs”) are recorded on the ex-dividend date. Each REIT reports annually the tax character of its distributions. Dividend income, realized gains and unrealized appreciation (depreciation) reflect the amounts of taxable income, capital gain and return of capital reported by each REIT, and management’s estimates of such amounts for REIT distributions for which actual information has not been reported.

Income and expenses of the Funds are allocated on a pro rata basis to each class of shares, except for Service Agreement Fees, Distribution Fees and Transfer Agency Fees and Expenses, which are unique to each class of shares.

Mortgage dollar roll transactions: The Funds may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery and contracts to repurchase substantially identical (e.g. same type, coupon, and maturity) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Funds’ policy is to record the dollar rolls using “to be announced” mortgage-backed securities as purchase and sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the trade date of the sale transaction. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its dollar roll commitments. In addition, the Funds may receive compensation that is recorded as deferred income and amortized to income over the roll period. The counterparty receives all principal and interest payments, including prepayments, made in respect of a security subject to such a contract while it is the holder. Dollar rolls may be renewed with a new purchase and repurchase price and a cash settlement made on settlement date without physical delivery of the securities subject to the contract. The Funds engage in dollar rolls for the purpose of enhancing their yields.

Cash: The Funds may hold cash in their account with the custodian. The Funds, throughout the period, may have a cash overdraft balance. A fee is incurred on this overdraft.

Foreign currency transactions and translation: Portfolio investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of securities, income receipts and expense payments made in foreign currencies are translated into U.S. dollars at the exchange rates prevailing on the respective dates of the transactions. The effects of changes in foreign currency exchange rates are included in the net realized and unrealized gains and losses on investments. Net realized gains and losses on foreign currency transactions include maturities of forward foreign currency contracts, disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

Forward foreign currency contracts: The Funds may use forward foreign currency contracts to facilitate transactions in securities denominated in foreign currencies. Such contracts are entered into directly with a counterparty and are “marked-to-market” at the end of each day’s trading. The Funds are also exposed to credit risk associated with counterparty nonperformance on these forward foreign currency contracts which is typically limited to the unrealized gain on each open contract.

Forward foreign currency contracts will be used primarily to protect the Funds from adverse currency movements and will generally not be entered into for terms greater than one year. The use of forward foreign currency contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward foreign currency contract would limit the risk of loss due to a decline in the value of a particular currency; however, it also would limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Statements of Assets and Liabilities. There were no open forward foreign currency contracts for the period ended June 30, 2008.

Securities lending: The Funds may lend portfolio securities to qualified financial institutions and brokers and dealers. By lending such securities, the Funds attempt to increase their net investment income through the receipt of interest (after rebates and fees) on collateral. Such income is reflected separately on the Statement of operations. The value of loaned securities and the liability related to the cash collateral received are reflected on the Statements of Assets and Liabilities. These loans are secured by collateral equal to at least 102% of the current market value of the securities loaned for U.S. securities and 105% of the current market value of securities loaned for foreign securities. All cash collateral is invested in the State Street Navigator Securities Lending Prime Portfolio.

Futures contracts: The Funds may use futures contracts to manage exposure to the equity markets or for cash management purposes to remain highly invested in the equity markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract and variation margin payments are made or received reflecting changes in the value of the futures contracts. Futures contracts are valued at the last sales price as of the close of the board of trade or exchange on which they are traded. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts, or if the counterparties do not perform in accordance with contractual provisions.

Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts, that a change in the value of the contract may not correlate with a change in the value of the underlying securities, or that the counterparty to a contract may default on its obligation to perform.

Securities purchased on a when-issued or delayed delivery basis: The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. Credit risks exist on these commitments to the extent of any unrealized gains on the underlying securities purchased and any unrealized losses on the underlying securities sold. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. In addition to the normal credit and market risks, transactions with delayed settlement dates may expose the Funds to greater risk that such transactions may not be consummated.

Treasury Inflation-Protected Securities: The Funds may invest in Treasury Inflation-Protected Securities (“TIPS”), specially structured bonds in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Price Index. The adjustments for interest income due to inflation are reflected in interest income in the semi-annual Statements of Operations.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities which are widely held and publicly traded.

Transactions with affiliates: The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees, pursuant to the Investment Company Act of 1940. These transactions are effected at market rates without incurring broker commissions.

Fair value measurement: In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Account Standards No. 157, “Fair Value Measurement” (“SFAS 157”). SFAS 157 defines fair value, establishes a frame work for measuring fair value under U.S. generally accepted accounting principles (“GAAP”) and expands disclosure about fair value measurements. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. Various inputs are used in determining the value of an Enhanced Index Fund’s investments. These inputs are summarized in the three broad levels below:

  Level 1 – quoted prices in active markets for identical securities
  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value Funds’ investments as of June 30, 2008:

	Investments in Securities	Other Financial Instruments*
Enhanced International Equity Index
Level 1	$667,032	$—
Level 2	176,967,495	—
Level 3	—	—
Total	$177,634,527	$—
Enhanced Large-Cap Growth Index
Level 1	$143,092,213	$—
Level 2	330,000	—
Level 3	—	—
Total	$143,422,213	$—
Enhanced Large-Cap Value Index
Level 1	$106,489,706	$—
Level 2	440,000	—
Level 3	—	—
Total	$106,929,706	$—

*	Other financial instruments are derivative instruments not reflected in the statement of investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Indemnification: In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

Note 2 – new accounting pronouncements

In March 2008, FASB issued Statement of Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities – an amendment of FASB Statement No. 133” (“SFAS 161”). SFAS 161 requires enhanced disclosures about a Fund’s derivative and hedging activities thereby improving the transparency of the financial reporting. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of SFAS 161 will have on the financial statements.

TIAA-CREF LIFECYCLE FUNDS - Lifecycle 2010 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2010 FUND
STATEMENT OF INVESTMENTS (unaudited)
June 30, 2008

SHARES	COMPANY	VALUE
TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - 100.11% (a)
12,187,943	TIAA-CREF Institutional Bond Fund	$120,660,635
2,378,480	TIAA-CREF Institutional Enhanced International Equity Index Fund	20,621,425
2,034,333	TIAA-CREF Institutional Enhanced Large-Cap Growth Index Fund	18,573,461
1,617,355	TIAA-CREF Institutional Enhanced Large-Cap Value Index Fund	13,909,249
499,730	TIAA-CREF Institutional Growth & Income Fund	4,507,569
5,791,061	TIAA-CREF Institutional Growth Equity Fund	46,328,487
1,189,400	TIAA-CREF Institutional High-Yield Fund II	10,990,054
1,889,180	TIAA-CREF Institutional Inflation-Linked Bond Fund	20,233,122
2,682,759	TIAA-CREF Institutional International Equity Fund	28,973,796
3,621,564	TIAA-CREF Institutional Large-Cap Value Fund	45,414,411
19,970	TIAA-CREF Institutional Mid-Cap Growth Fund	352,463
14,934	TIAA-CREF Institutional Mid-Cap Value Fund	246,712
1,894,767	TIAA-CREF Institutional Money Market Fund	1,894,767
1,680,880	TIAA-CREF Institutional Short-Term Bond Fund II	16,741,563
819,625	TIAA-CREF Institutional Small-Cap Equity Fund	10,310,888
	TOTAL TIAA-CREF INSTITUTIONAL MUTUAL FUNDS	359,758,602
	(Cost $381,523,722)

	TOTAL PORTFOLIO - 100.11%	359,758,602
	(Cost $381,523,722)

	OTHER ASSETS & LIABILITIES, NET - (0.11)%	(393,783)

	NET ASSETS - 100.00%	$359,364,819

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Institutional Mutual Funds.

At June 30, 2008, the net unrealized depreciation on investments was $21,765,120, consisting of gross unrealized appreciation of $3,399,421 and gross unrealized depreciation of $25,164,541.

1

TIAA-CREF LIFECYCLE FUNDS - Lifecycle 2015 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2015 FUND
STATEMENT OF INVESTMENTS (unaudited)
June 30, 2008

SHARES	COMPANY	VALUE
TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - 99.49% (a)
8,986,424	TIAA-CREF Institutional Bond Fund	$88,965,599
2,280,414	TIAA-CREF Institutional Enhanced International Equity Index Fund	19,771,187
1,956,017	TIAA-CREF Institutional Enhanced Large-Cap Growth Index Fund	17,858,436
1,547,423	TIAA-CREF Institutional Enhanced Large-Cap Value Index Fund	13,307,837
530,892	TIAA-CREF Institutional Growth & Income Fund	4,788,646
5,436,099	TIAA-CREF Institutional Growth Equity Fund	43,488,795
1,029,388	TIAA-CREF Institutional High-Yield Fund II	9,511,549
773,222	TIAA-CREF Institutional Inflation-Linked Bond Fund	8,281,205
2,520,436	TIAA-CREF Institutional International Equity Fund	27,220,713
3,515,392	TIAA-CREF Institutional Large-Cap Value Fund	44,083,021
22,040	TIAA-CREF Institutional Mid-Cap Growth Fund	389,008
16,465	TIAA-CREF Institutional Mid-Cap Value Fund	272,007
1,090,078	TIAA-CREF Institutional Short-Term Bond Fund II	10,857,177
753,639	TIAA-CREF Institutional Small-Cap Equity Fund	9,480,776
	TOTAL TIAA-CREF INSTITUTIONAL MUTUAL FUNDS	298,275,956
	(Cost $319,140,596)

	TOTAL PORTFOLIO - 99.49%	298,275,956
	(Cost $319,140,596)

	OTHER ASSETS & LIABILITIES, NET - 0.51%	1,529,525

	NET ASSETS - 100.00%	$299,805,481

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Institutional Mutual Funds.

At June 30, 2008, the net unrealized depreciation on investments was $20,864,640, consisting of gross unrealized appreciation of $2,634,052 and gross unrealized depreciation of $23,498,692.

2

TIAA-CREF LIFECYCLE FUNDS - Lifecycle 2020 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2020 FUND
STATEMENT OF INVESTMENTS (unaudited)
June 30, 2008

SHARES	COMPANY	VALUE
TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - 99.32% (a)
6,727,931	TIAA-CREF Institutional Bond Fund	$66,606,518
2,301,660	TIAA-CREF Institutional Enhanced International Equity Index Fund	19,955,393
1,973,831	TIAA-CREF Institutional Enhanced Large-Cap Growth Index Fund	18,021,076
1,564,565	TIAA-CREF Institutional Enhanced Large-Cap Value Index Fund	13,455,260
707,461	TIAA-CREF Institutional Growth & Income Fund	6,381,300
5,448,797	TIAA-CREF Institutional Growth Equity Fund	43,590,372
1,091,671	TIAA-CREF Institutional High-Yield Fund II	10,087,041
307,841	TIAA-CREF Institutional Inflation-Linked Bond Fund	3,296,973
2,534,413	TIAA-CREF Institutional International Equity Fund	27,371,656
3,482,181	TIAA-CREF Institutional Large-Cap Value Fund	43,666,554
32,522	TIAA-CREF Institutional Mid-Cap Growth Fund	574,007
21,496	TIAA-CREF Institutional Mid-Cap Value Fund	355,115
326,371	TIAA-CREF Institutional Short-Term Bond Fund II	3,250,658
759,596	TIAA-CREF Institutional Small-Cap Equity Fund	9,555,720
	TOTAL TIAA-CREF INSTITUTIONAL MUTUAL FUNDS	266,167,643
	(Cost $287,298,452)

	TOTAL PORTFOLIO - 99.32%	266,167,643
	(Cost $287,298,452)

	OTHER ASSETS & LIABILITIES, NET - 0.68%	1,834,217

	NET ASSETS - 100.00%	$268,001,860

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Institutional Mutual Funds.

At June 30, 2008, the net unrealized depreciation on investments was $21,130,809, consisting of gross unrealized appreciation of $2,020,474 and gross unrealized depreciation of $23,151,283.

3

TIAA-CREF LIFECYCLE FUNDS - Lifecycle 2025 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2025 FUND
STATEMENT OF INVESTMENTS (unaudited)
June 30, 2008

SHARES	COMPANY	VALUE
TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - 98.95% (a)
4,442,766	TIAA-CREF Institutional Bond Fund	$43,983,381
2,236,985	TIAA-CREF Institutional Enhanced International Equity Index Fund	19,394,658
1,914,642	TIAA-CREF Institutional Enhanced Large-Cap Growth Index Fund	17,480,677
1,513,650	TIAA-CREF Institutional Enhanced Large-Cap Value Index Fund	13,017,391
773,068	TIAA-CREF Institutional Growth & Income Fund	6,973,076
5,229,449	TIAA-CREF Institutional Growth Equity Fund	41,835,591
997,697	TIAA-CREF Institutional High-Yield Fund II	9,218,717
2,426,730	TIAA-CREF Institutional International Equity Fund	26,208,689
3,357,411	TIAA-CREF Institutional Large-Cap Value Fund	42,101,935
43,417	TIAA-CREF Institutional Mid-Cap Growth Fund	766,310
24,050	TIAA-CREF Institutional Mid-Cap Value Fund	397,309
721,780	TIAA-CREF Institutional Small-Cap Equity Fund	9,079,990
	TOTAL TIAA-CREF INSTITUTIONAL MUTUAL FUNDS	230,457,724
	(Cost $252,029,406)

	TOTAL PORTFOLIO - 98.95%	230,457,724
	(Cost $252,029,406)

	OTHER ASSETS & LIABILITIES, NET - 1.05%	2,444,723

	NET ASSETS - 100.00%	$232,902,447

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Institutional Mutual Funds.

At June 30, 2008, the net unrealized depreciation on investments was $21,571,682, consisting of gross unrealized appreciation of $1,171,864 and gross unrealized depreciation of $22,743,546.

4

TIAA-CREF LIFECYCLE FUNDS - Lifecycle 2030 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2030 FUND
STATEMENT OF INVESTMENTS (unaudited)
June 30, 2008

SHARES	COMPANY	VALUE
TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - 98.91% (a)
2,334,174	TIAA-CREF Institutional Bond Fund	$23,108,325
2,252,318	TIAA-CREF Institutional Enhanced International Equity Index Fund	19,527,599
1,938,655	TIAA-CREF Institutional Enhanced Large-Cap Growth Index Fund	17,699,916
1,525,854	TIAA-CREF Institutional Enhanced Large-Cap Value Index Fund	13,122,345
928,010	TIAA-CREF Institutional Growth & Income Fund	8,370,655
5,207,147	TIAA-CREF Institutional Growth Equity Fund	41,657,175
908,481	TIAA-CREF Institutional High-Yield Fund II	8,394,360
2,400,446	TIAA-CREF Institutional International Equity Fund	25,924,816
3,339,609	TIAA-CREF Institutional Large-Cap Value Fund	41,878,692
39,863	TIAA-CREF Institutional Mid-Cap Growth Fund	703,585
30,203	TIAA-CREF Institutional Mid-Cap Value Fund	498,958
745,960	TIAA-CREF Institutional Small-Cap Equity Fund	9,384,171
	TOTAL TIAA-CREF INSTITUTIONAL MUTUAL FUNDS	210,270,597
	(Cost $231,470,062)

	TOTAL PORTFOLIO - 98.91%	210,270,597
	(Cost $231,470,062)

	OTHER ASSETS & LIABILITIES, NET - 1.09%	2,322,733

	NET ASSETS - 100.00%	$212,593,330

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Institutional Mutual Funds.

At June 30, 2008, the net unrealized depreciation on investments was $21,199,465, consisting of gross unrealized appreciation of $1,179,133 and gross unrealized depreciation of $22,378,598.

5

TIAA-CREF LIFECYCLE FUNDS - Lifecycle 2035 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2035 FUND
STATEMENT OF INVESTMENTS (unaudited)
June 30, 2008

SHARES	COMPANY	VALUE
TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - 98.70% (a)
1,125,232	TIAA-CREF Institutional Bond Fund	$11,139,801
2,034,011	TIAA-CREF Institutional Enhanced International Equity Index Fund	17,634,880
1,774,443	TIAA-CREF Institutional Enhanced Large-Cap Growth Index Fund	16,200,660
1,395,474	TIAA-CREF Institutional Enhanced Large-Cap Value Index Fund	12,001,072
1,228,190	TIAA-CREF Institutional Growth & Income Fund	11,078,275
4,489,201	TIAA-CREF Institutional Growth Equity Fund	35,913,609
788,349	TIAA-CREF Institutional High-Yield Fund II	7,284,344
2,208,330	TIAA-CREF Institutional International Equity Fund	23,849,964
2,907,568	TIAA-CREF Institutional Large-Cap Value Fund	36,460,906
53,735	TIAA-CREF Institutional Mid-Cap Growth Fund	948,417
36,678	TIAA-CREF Institutional Mid-Cap Value Fund	605,918
691,359	TIAA-CREF Institutional Small-Cap Equity Fund	8,697,293
	TOTAL TIAA-CREF INSTITUTIONAL MUTUAL FUNDS	181,815,139
	(Cost $200,462,900)

	TOTAL PORTFOLIO - 98.70%	181,815,139
	(Cost $200,462,900)

	OTHER ASSETS & LIABILITIES, NET - 1.30%	2,399,774

	NET ASSETS - 100.00%	$184,214,913

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Institutional Mutual Funds.

At June 30, 2008, the net unrealized depreciation on investments was $18,647,761, consisting of gross unrealized appreciation of $846,625 and gross unrealized depreciation of $19,494,386.

6

TIAA-CREF LIFECYCLE FUNDS - Lifecycle 2040 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2040 FUND
STATEMENT OF INVESTMENTS (unaudited)
June 30, 2008

SHARES	COMPANY	VALUE
TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - 98.82% (a)
1,639,325	TIAA-CREF Institutional Bond Fund	$16,229,314
2,967,454	TIAA-CREF Institutional Enhanced International Equity Index Fund	25,727,828
2,575,576	TIAA-CREF Institutional Enhanced Large-Cap Growth Index Fund	23,515,004
2,038,048	TIAA-CREF Institutional Enhanced Large-Cap Value Index Fund	17,527,212
2,049,062	TIAA-CREF Institutional Growth & Income Fund	18,482,542
6,441,189	TIAA-CREF Institutional Growth Equity Fund	51,529,512
1,148,452	TIAA-CREF Institutional High-Yield Fund II	10,611,701
3,342,629	TIAA-CREF Institutional International Equity Fund	36,100,395
3,976,577	TIAA-CREF Institutional Large-Cap Value Fund	49,866,276
92,308	TIAA-CREF Institutional Mid-Cap Growth Fund	1,629,243
66,866	TIAA-CREF Institutional Mid-Cap Value Fund	1,104,631
1,025,815	TIAA-CREF Institutional Small-Cap Equity Fund	12,904,758
	TOTAL TIAA-CREF INSTITUTIONAL MUTUAL FUNDS	265,228,416
	(Cost $292,654,402)

	TOTAL PORTFOLIO - 98.82%	265,228,416
	(Cost $292,654,402)

	OTHER ASSETS & LIABILITIES, NET - 1.18%	3,169,207

	NET ASSETS - 100.00%	$268,397,623

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Institutional Mutual Funds.

At June 30, 2008, the net unrealized depreciation on investments was $27,425,986, consisting of gross unrealized appreciation of $827,903 and gross unrealized depreciation of $28,253,889.

7

TIAA-CREF LIFECYCLE FUNDS - Lifecycle 2045 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2045 FUND
STATEMENT OF INVESTMENTS (unaudited)
June 30, 2008

SHARES	COMPANY	VALUE
TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - 99.34% (a)
13,145	TIAA-CREF Institutional Bond Fund	$130,139
23,449	TIAA-CREF Institutional Enhanced International Equity Index Fund	203,306
22,080	TIAA-CREF Institutional Enhanced Large-Cap Growth Index Fund	201,593
16,366	TIAA-CREF Institutional Enhanced Large-Cap Value Index Fund	140,750
22,679	TIAA-CREF Institutional Growth & Income Fund	204,568
46,658	TIAA-CREF Institutional Growth Equity Fund	373,266
9,379	TIAA-CREF Institutional High-Yield Fund II	86,665
27,787	TIAA-CREF Institutional International Equity Fund	300,103
27,553	TIAA-CREF Institutional Large-Cap Value Fund	345,515
981	TIAA-CREF Institutional Mid-Cap Growth Fund	17,317
772	TIAA-CREF Institutional Mid-Cap Value Fund	12,756
9,596	TIAA-CREF Institutional Small-Cap Equity Fund	120,722
	TOTAL TIAA-CREF INSTITUTIONAL MUTUAL FUNDS	2,136,700
	(Cost $2,448,426)

	TOTAL PORTFOLIO - 99.34%	2,136,700
	(Cost $2,448,426)

	OTHER ASSETS & LIABILITIES, NET - (0.66%)	14,127

	NET ASSETS - 100.00%	$2,150,827

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Institutional Mutual Funds.

At June 30, 2008, the net unrealized depreciation on investments was $311,726, consisting of gross unrealized appreciation of $0 and gross unrealized depreciation of $311,726.

8

TIAA-CREF LIFECYCLE FUNDS - Lifecycle 2050 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2050 FUND
STATEMENT OF INVESTMENTS (unaudited)
June 30, 2008

SHARES	COMPANY	VALUE
TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - 100.29% (a)
12,671	TIAA-CREF Institutional Bond Fund	$125,447
21,996	TIAA-CREF Institutional Enhanced International Equity Index Fund	190,702
20,163	TIAA-CREF Institutional Enhanced Large-Cap Growth Index Fund	184,087
15,771	TIAA-CREF Institutional Enhanced Large-Cap Value Index Fund	135,630
21,090	TIAA-CREF Institutional Growth & Income Fund	190,230
43,360	TIAA-CREF Institutional Growth Equity Fund	346,876
8,983	TIAA-CREF Institutional High-Yield Fund II	83,002
27,485	TIAA-CREF Institutional International Equity Fund	296,836
29,136	TIAA-CREF Institutional Large-Cap Value Fund	365,362
944	TIAA-CREF Institutional Mid-Cap Growth Fund	16,655
718	TIAA-CREF Institutional Mid-Cap Value Fund	11,862
9,421	TIAA-CREF Institutional Small-Cap Equity Fund	118,518
	TOTAL TIAA-CREF INSTITUTIONAL MUTUAL FUNDS	2,065,207
	(Cost $2,215,643)

	TOTAL PORTFOLIO - 100.29%	2,065,207
	(Cost $2,215,643)

	OTHER ASSETS & LIABILITIES, NET - (0.29%)	(5,971)

	NET ASSETS - 100.00%	$2,059,236

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Institutional Mutual Funds.

At June 30, 2008, the net unrealized depreciation on investments was $150,436, consisting of gross unrealized appreciation of $586 and gross unrealized depreciation of $151,022.

9

TIAA-CREF LIFECYCLE FUNDS - Lifecycle Retirement Income Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE RETIREMENT INCOME FUND
STATEMENT OF INVESTMENTS (unaudited)
June 30, 2008

SHARES	COMPANY	VALUE
TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - 99.54% (a)
557,332	TIAA-CREF Institutional Bond Fund	$5,517,587
63,953	TIAA-CREF Institutional Enhanced International Equity Index Fund	554,474
52,705	TIAA-CREF Institutional Enhanced Large-Cap Growth Index Fund	481,194
43,678	TIAA-CREF Institutional Enhanced Large-Cap Value Index Fund	375,633
65,419	TIAA-CREF Institutional Growth & Income Fund	590,075
110,840	TIAA-CREF Institutional Growth Equity Fund	886,721
28,221	TIAA-CREF Institutional High-Yield Fund II	260,761
72,851	TIAA-CREF Institutional Inflation-Linked Bond Fund	780,230
70,660	TIAA-CREF Institutional International Equity Fund	763,130
75,176	TIAA-CREF Institutional Large-Cap Value Fund	942,712
3,235	TIAA-CREF Institutional Mid-Cap Growth Fund	57,104
2,103	TIAA-CREF Institutional Mid-Cap Value Fund	34,741
260,302	TIAA-CREF Institutional Money Market Fund	260,302
90,341	TIAA-CREF Institutional Short-Term Bond Fund II	899,796
27,189	TIAA-CREF Institutional Small-Cap Equity Fund	342,035
	TOTAL TIAA-CREF INSTITUTIONAL MUTUAL FUNDS	12,746,495
	(Cost $13,565,319)

	TOTAL PORTFOLIO - 99.54%	12,746,495
	(Cost $13,565,319)

	OTHER ASSETS & LIABILITIES, NET - 0.46%	58,564

	NET ASSETS - 100.00%	$12,805,059

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Institutional Mutual Funds.

At June 30, 2008, the net unrealized depreciation on investments was $818,824, consisting of gross unrealized appreciation of $2,964 and gross unrealized depreciation of $821,788.

10

TIAA-CREF LIFECYCLE FUNDS – Notes to Statements of Investments (unaudited)

Note 1—significant accounting policies

The Lifecycle Funds (the “Funds,” each individually referred to as a “Fund”), comprise ten of the forty-two funds offered by TIAA-CREF Institutional Mutual Funds, a Delaware statutory trust, that was organized on April 15, 1999 and is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940 as an open-end management investment company. Each Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of certain other series of TIAA-CREF Institutional Mutual Funds (the “Underlying Funds”). The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly-owned indirect subsidiary of TIAA. The accompanying financial statements were prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies followed by the Funds.

Valuation of investments: The market value of the Underlying Funds is based on their net asset values as of the close of the New York Stock Exchange on the valuation date.

Accounting for investments: Securities transactions are accounted for as of trade date. Interest income is recorded as earned. Dividends and distributions from the affiliated investment companies are recorded on the ex-dividend date. Dividends from the affiliated investment companies are recorded as dividend income, while capital gain distributions are recorded as gain distributions from sale of investments from affiliated investment companies on the Statement of Operations. Realized gains and losses on sales from investments in affiliated investment companies are based upon the specific identification method.

Fair value measurement: In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Account Standards No. 157, “Fair Value Measurement” (“SFAS 157”). SFAS 157 defines fair value, establishes a frame work for measuring fair value under “GAAP” and expands disclosure about fair value measurements. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007.

Various inputs are used in determining the value of a Fund’s investments. These inputs are summarized in the three broad levels below:

  Level 1 – quoted prices in active markets for identical securities
  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Lifecycle Funds’ net assets as of June 30, 2008:

11

Fund	Level 1	Level 2	Level 3	Total
Lifecycle 2045	2,136,700	—	—	2,136,700
Lifecycle 2050	2,065,207	—	—	2,065,207
Lifecycle Retirement Income	12,746,495	—	—	12,746,495

Indemnification: In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the TIAA-CREF Institutional Mutual Funds are indemnified against certain liabilities that may arise out of their duties to the TIAA-CREF Institutional Mutual Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

Note 2—new accounting pronouncements

In March 2008, FASB issued Statement of Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities – an amendment of FASB Statement No. 133” (“SFAS 161”). SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities thereby improving the transparency of the financial reporting. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of SFAS 161 will have on the financial statements.

12

Item 2. Controls and Procedures.

           (a) An evaluation was performed within 90 days from the date hereof under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

           (b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Date:	August 21, 2008	By	/s/ Scott C. Evans
Scott C. Evans
Principal Executive Officer and President

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Date:	August 21, 2008	By:	/s/ Scott C. Evans
Scott C. Evans
Principal Executive Officer and President
(principal executive officer)

Date:	August 21, 2008	By:	/s/ Phillip G. Goff
Phillip G. Goff
Principal Financial Officer, Principal Accounting
Officer and Treasurer
(principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer